   As filed with the Securities and Exchange Commission on February 13, 2015



                                                            File Nos. 333-200232

                                                                       811-03365


                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                         []


                        Post-Effective Amendment No. 3                       [x]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 571                             [x]


                        (Check Appropriate Box or Boxes)



                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)



                         MetLife Insurance Company USA

                              (Name of Depositor)

                        11225 North Community House Road

                              Charlotte, NC 28277


        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt

                                   President

                         MetLife Insurance Company USA

                        11225 North Community House Road

                              Charlotte, NC 28277

                                  COPIES TO:
                                W. Thomas Conner

                                 Reed Smith LLP

                              1301 K Street, N.W.

                            Suite 1100 - East Tower

                          Washington, D.C. 20005-3373


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.

[x]    on February 14, 2015 pursuant to paragraph (b) of Rule 485.

[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


[]     If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

                                                   THE VARIABLE ANNUITY CONTRACT


                                                                       ISSUED BY


                                                   METLIFE INSURANCE COMPANY USA



                                                                             AND



                                        METLIFE INVESTORS USA SEPARATE ACCOUNT A



                                                                        SERIES S

                                          (OFFERED ON AND AFTER OCTOBER 7, 2011)

                                                       SERIES S - L SHARE OPTION
                                          (OFFERED ON AND AFTER OCTOBER 7, 2011)




                                                               FEBRUARY 14, 2015




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Insurance Company USA (MetLife USA or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.



The annuity contract has 24 investment choices.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C):


     AllianceBernstein Global Dynamic Allocation Portfolio*
     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio*

     American Funds (Reg. TM) Balanced Allocation Portfolio
         (Class C)+
     American Funds (Reg. TM) Growth Allocation Portfolio
         (Class C)
     American Funds (Reg. TM) Moderate Allocation Portfolio
         (Class C)+

     AQR Global Risk Balanced Portfolio*
     BlackRock Global Tactical Strategies Portfolio*
     Invesco Balanced-Risk Allocation Portfolio*
     JPMorgan Global Active Allocation Portfolio*

     MetLife Asset Allocation 100 Portfolio

     MetLife Balanced Plus Portfolio*
     MetLife Multi-Index Targeted Risk Portfolio*
     PanAgora Global Diversified Risk Portfolio*
     Pyramis (Reg. TM) Government Income Portfolio*
     Pyramis (Reg. TM) Managed Risk Portfolio*
     Schroders Global Multi-Asset Portfolio*

     SSgA Growth and Income ETF Portfolio+
     SSgA Growth ETF Portfolio



METROPOLITAN SERIES FUND (CLASS B OR, AS NOTED, CLASS G):


     Barclays Aggregate Bond Index Portfolio (Class G)*

     BlackRock Money Market Portfolio
     MetLife Asset Allocation 20 Portfolio+
     MetLife Asset Allocation 40 Portfolio+
     MetLife Asset Allocation 60 Portfolio+
     MetLife Asset Allocation 80 Portfolio





* If you elect the GWB v1 rider, a GMIB Max rider, or a GMIB Max and an EDB Max rider, you must allocate all of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, EDB Max, and GWB v1 Riders.") If you elect the GLWB rider, you must allocate at least 80% of your Purchase Payments and Account Value among these

Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider, the GWB v1 rider, a GMIB Max rider or an EDB Max rider.







+ If you elect the GLWB rider, you are permitted to allocate up to 20% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider.






Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife USA Variable Annuity Contract.



To learn more about the MetLife USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated February 14, 2015. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 104 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



February 14, 2015

TABLE OF CONTENTS
                                         PAGE






INDEX OF SPECIAL TERMS..................   5
HIGHLIGHTS..............................   7
FEE TABLES AND EXAMPLES.................  10
1. THE ANNUITY CONTRACT.................  18
     Frequent or Large Transfers........  18
2. PURCHASE.............................  19
     Purchase Payments..................  19
     Termination for Low Account Value..  20
     Allocation of Purchase Payments....  20
     Investment Allocation Restrictions
       for Certain Riders...............  21
     Free Look..........................  26
     Accumulation Units.................  27
     Account Value......................  27
     Replacement of Contracts...........  27
     Owning Multiple Contracts..........  28
3. INVESTMENT OPTIONS...................  28
     Investment Portfolios That Are
       Funds-of-Funds...................  30
     Transfers..........................  30
     Dollar Cost Averaging Program
       (DCA)............................  33
     Automatic Rebalancing Program......  33
     Voting Rights......................  34
     Substitution of Investment Options.  34
4. EXPENSES.............................  34
     Product Charges....................  34
     Death Benefit Rider Charges........  35
     Account Fee........................  35
     Guaranteed Minimum Income
       Benefit - Rider Charge...........  36
     Guaranteed Withdrawal Benefit -
       Rider Charge.....................  36
     Guaranteed Lifetime Withdrawal
       Benefit - Rider Charge...........  37
     GLWB Death Benefit - Rider Charge..  37
     Withdrawal Charge..................  38
     Reduction or Elimination of the
       Withdrawal Charge................  39
     Premium and Other Taxes............  39
     Transfer Fee.......................  40
     Income Taxes.......................  40
     Investment Portfolio Expenses......  40
5. ANNUITY PAYMENTS
     (THE INCOME PHASE).................  40
     Annuity Date.......................  40

     Annuity Payments...................  40
     Annuity Options....................  41
     Variable Annuity Payments..........  42
     Fixed Annuity Payments.............  43
6. ACCESS TO YOUR MONEY.................  43
     Systematic Withdrawal Program......  44
     Suspension of Payments or
       Transfers........................  45
7. LIVING BENEFITS......................  45
     Overview of Living Benefit Riders..  45
     Guaranteed Minimum Income Benefit
       (GMIB)...........................  46
     Operation of the GMIB..............  47
     GMIB Rate Table....................  53
     Guaranteed Withdrawal Benefit......  57
     Operation of the Guaranteed
       Withdrawal Benefit...............  57
     GWB Rate Table.....................  64
     Guaranteed Lifetime Withdrawal
       Benefit..........................  66
     GLWB Death Benefit.................  74
     GLWB Rate Table....................  75
8. PERFORMANCE..........................  78
9. DEATH BENEFIT........................  78
     Upon Your Death....................  78
     Standard Death Benefit - Principal
       Protection.......................  79
     Optional Death Benefit - Enhanced
       Death Benefit (EDB)..............  79
     Operation of the EDB...............  80
     EDB Rate Table.....................  85
     GLWB Death Benefit.................  87
     General Death Benefit Provisions...  87
     Spousal Continuation...............  87
     Death of the Annuitant.............  88
     Controlled Payout..................  88
10. FEDERAL INCOME TAX STATUS...........  88
     Non-Qualified Contracts............  88
     Qualified Contracts................  92
11. OTHER INFORMATION...................  99
     MetLife USA........................  99
     The Separate Account...............  99
     Distributor........................ 100
     Selling Firms...................... 100
     Requests and Elections............. 101
     Ownership.......................... 102
     Legal Proceedings.................. 103
     Financial Statements............... 104

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION.................. 104
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
       Portfolios....................... B-1
APPENDIX C.............................. C-1
     Guaranteed Minimum Income Benefit
       (GMIB) Examples.................. C-1
APPENDIX D.............................. D-1
     Guaranteed Withdrawal Benefit
       Examples......................... D-1
APPENDIX E.............................. E-1
     Guaranteed Lifetime Withdrawal
       Benefit Examples................. E-1
APPENDIX F.............................. F-1
     GLWB Death Benefit Examples........ F-1
APPENDIX G.............................. G-1
     Death Benefit Examples............. G-1

INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.




                                                                         PAGE

Account Value............................................................  27
Accumulation Phase.......................................................  18
Accumulation Unit........................................................  27
Annual Benefit Payment............................................  58 and 67
Annuitant................................................................ 103
Annuity Date.............................................................  40
Annuity Options..........................................................  41
Annuity Payments.........................................................  40
Annuity Service Center...................................................   8
Annuity Units............................................................  41
Beneficiary.............................................................. 103
Benefit Base.............................................................  67
Business Day.............................................................  20
Contract Year............................................................  20
Death Benefit Base.......................................................  80
Free Look................................................................  26
GLWB Death Benefit Base..................................................  74
GLWB Withdrawal Rate.....................................................  67
Good Order............................................................... 102
GWB Withdrawal Rate......................................................  58
Income Base..............................................................  47
Income Phase.............................................................  18
Investment Portfolios....................................................  28
Joint Owners............................................................. 103
Owner.................................................................... 102
Purchase Payment.........................................................  19
Remaining Guaranteed Withdrawal Amount...................................  58
Separate Account.........................................................  99
Total Guaranteed Withdrawal Amount.......................................  57

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed lifetime withdrawal benefit (GLWB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB, GWB, or GLWB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account.")


The contract allows you to select one of two different charge structures, referred to as a class, based on your specific situation. Each class imposes different withdrawal charges and mortality and expense charges. Depending on your expectations and preferences, you can choose the class that best meets your needs.


Prior to issuance, you must select either:


o Series S, which imposes a withdrawal charge on withdrawals equal to a maximum of 7% of each Purchase Payment, reducing annually over seven years, and a mortality and expense charge that is lower for the first four years than the mortality and expense charge of Series S - L Share Option; or


o Series S - L Share Option, which imposes a withdrawal charge on withdrawals equal to a maximum of 7% of each Purchase Payment, reducing annually over four years, and a mortality and expense charge that is higher for the first four years than the mortality and expense charge of Series S.


If you elect the Series S - L Share Option, assuming you only submit the initial Purchase Payment, you may make a complete withdrawal from your contract in the fifth Contract Year (i.e., the Contract Year starting on the day after your fourth contract anniversary) without paying a withdrawal charge, whereas you would need to wait until the eighth Contract Year (i.e., the Contract Year starting on the day after your seventh contract anniversary) under Series S to make a complete withdrawal without a withdrawal charge. This feature will give you earlier access to contract value without paying a withdrawal charge if you elect the Series S - L Share Option. However, the Series S - L Share Option has a higher mortality and expense charge for the first four Contract Years. ASSUMING AN INITIAL PURCHASE PAYMENT ONLY AND NO SUBSEQUENT PURCHASE PAYMENTS, THE COMBINATION OF THE MORTALITY AND EXPENSE CHARGE AND THE APPLICABLE WITHDRAWAL CHARGE ASSOCIATED WITH SERIES S - L SHARE OPTION MAY EXCEED THE CORRESPONDING COMBINED EXPENSES ASSOCIATED WITH SERIES S IN ALL CONTRACT YEARS EXCEPT THE FIFTH CONTRACT YEAR. FURTHER, THE COMBINED EXPENSES OF SERIES S - L SHARE OPTION MAY EXCEED THE COMBINED EXPENSES ASSOCIATED WITH SERIES S EVEN DURING THE FIFTH CONTRACT YEAR, DEPENDING ON YOUR ACTUAL INVESTMENT RETURN. If, however, you make subsequent Purchase Payments after your initial Purchase Payment, depending on the timing of those payments and your actual investment return, there may be Contract Years when the combined expenses of Series S - L Share Option are lower than the combined expenses of Series S. You should carefully consider which of the two classes is appropriate for you.


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits - Guaranteed Minimum Income Benefit (GMIB)").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our ANNUITY SERVICE CENTER at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496

ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.



--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------











Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



                           Series S - L Share Option



      Number of Complete Years from     Withdrawal Charge
      Receipt of Purchase Payment       (% of Purchase Payment)
      -------------------------------   ------------------------
                    0                              7
                    1                              6
                    2                              6
                    3                              5
             4 and thereafter                      0



                                    Series S



      Number of Complete Years from     Withdrawal Charge
      Receipt of Purchase Payment       (% of Purchase Payment)
      -------------------------------   ------------------------
                    0                              7
                    1                              6
                    2                              6
                    3                              5
                    4                              4
                    5                              3
                    6                              2
             7 and thereafter                      0

Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


 SEPARATE ACCOUNT ANNUAL EXPENSES

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



SERIES S - L SHARE OPTION
----------------------------------------
Mortality and Expense Charge             1.60%
Administration Charge                    0.25%
                                         ----
Total Separate Account Annual Expenses   1.85%
  (Note 2)

SERIES S
----------------------------------------
Mortality and Expense Charge             0.90%
Administration Charge                    0.25%
                                         ----
Total Separate Account Annual Expenses   1.15%

--------------------------------------------------------------------------------





Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. For Series S - L Share Option, the Mortality and Expense Charge is 1.60% for the first four Contract Years and declines to 0.90% for the fifth Contract Year and thereafter. For the fifth Contract Year and thereafter, Total Separate Account Annual Expenses are 1.15%.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER
CHARGES (Note 2)
(as a percentage of the Income Base
  (Note 3))
  GMIB Max V - maximum charge       1.50%
  GMIB Max V - current charge       1.00%

  GMIB Max IV - maximum charge      1.50%
  GMIB Max IV - current charge      1.00%

  GMIB Max III - maximum charge     1.50%
  GMIB Max III - current charge     1.00%

  GMIB Max II - maximum charge      1.50%
  GMIB Max II - current charge      1.00%

  GMIB Plus IV - maximum charge     1.50%
  GMIB Plus IV - current charge     1.00%

  GMIB Plus III - maximum charge    1.50%
  GMIB Plus III - current charge    1.00%




GUARANTEED WITHDRAWAL BENEFIT (GWB) RIDER CHARGES
(Note 4)

(as a percentage of the Total
  Guaranteed Withdrawal Amount (Note 5))
  GWB v1 - maximum charge               1.80%
  GWB v1 - current charge               0.90%

--------------------------------------------------------------------------------













Note 1. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 2. You may only elect one GMIB rider at a time. The GMIB Max V rider is currently available for purchase in all states. The GMIB Max IV, GMIB Max III, GMIB Max II, GMIB Plus IV, and GMIB Plus III riders are not available for purchase. Please see "Living Benefits - GMIB Rate Table" for information on when and where each GMIB rider is or was available.


Note 3. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Minimum Income Benefit (GMIB)" for a definition of the term Income Base. The GMIB Max V, GMIB Max IV, GMIB Max III, GMIB Max II, GMIB Plus IV, and GMIB Plus III rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. (See "Expenses.")


Note 4. The GWB v1 rider is currently available for purchase in all states except California, Oregon, and Vermont.


Note 5. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may be adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Withdrawal Benefit" for a definition of the term Total Guaranteed Withdrawal Amount. The GWB rider charge may increase upon an Automatic Annual Step-Up, but it will not exceed the maximum charge listed in this table. (See "Expenses.")

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB)
RIDER CHARGES (Note 6)

(as a percentage of the Benefit Base
  (Note 7))
  GLWB - maximum charge              2.00%
  GLWB - current charge              1.20%





GLWB DEATH BENEFIT RIDER CHARGES (Note 8)

(as a percentage of the GLWB Death
  Benefit Base (Note 9))
  GLWB Death Benefit - maximum charge  1.20%
  GLWB Death Benefit - current charge  0.65%

--------------------------------------------------------------------------------






Note 6. The GLWB rider is currently available for purchase in all states except Minnesota, Oregon, and Pennsylvania.



Note 7. On the issue date, the Benefit Base is set at an amount equal to your initial Purchase Payment. The Benefit Base is adjusted for subsequent Purchase Payments and may be adjusted for withdrawals. See "Living Benefits - Guaranteed Lifetime Withdrawal Benefit" for a definition of the term Benefit Base. The GLWB rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in this table. (See "Expenses.")



Note 8. The GLWB Death Benefit may only be elected if the GLWB rider is elected. The GLWB Death Benefit is currently available in all states except Minnesota, Oregon, Pennsylvania, and Washington.



Note 9. On the issue date, the GLWB Death Benefit Base is set at an amount equal to your initial Purchase Payment. The GLWB Death Benefit Base is adjusted for subsequent Purchase Payments and all withdrawals. See "Living Benefits - Guaranteed Lifetime Withdrawal Benefit - GLWB Death Benefit" for a definition of the term GLWB Death Benefit Base. The GLWB Death Benefit rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in this table. (See "Expenses.")

ENHANCED DEATH BENEFIT (EDB) RIDER CHARGES (Note 10)

(as a percentage of the Death Benefit
  Base (Note 11))
  EDB Max V - maximum charge             1.50%
  EDB Max V (issue age 69 or younger) -  0.60%
    current charge
  EDB Max V (issue age 70-72) -          1.15%
    current charge

  EDB Max IV - maximum charge            1.50%
  EDB Max IV (issue age 69 or younger)   0.60%
    - current charge
  EDB Max IV (issue age 70-75) -         1.15%
    current charge

  EDB Max III - maximum charge           1.50%
  EDB Max III (issue age 69 or younger)  0.60%
    - current charge
  EDB Max III (issue age 70-75) -        1.15%
    current charge

  EDB Max II - maximum charge            1.50%
  EDB Max II (issue age 69 or younger)   0.60%
    - current charge
  EDB Max II (issue age 70-75) -         1.15%
    current charge

  Enhanced Death Benefit III - maximum   1.50%
    charge
  Enhanced Death Benefit III (issue age  0.60%
    69 or younger) - current charge
  Enhanced Death Benefit III (issue age  1.15%
    70-75) - current charge

  Enhanced Death Benefit II - maximum    1.50%
    charge
  Enhanced Death Benefit II (issue age   0.60%
    69 or younger) - current charge
  Enhanced Death Benefit II (issue age   1.15%
    70-75) - current charge

--------------------------------------------------------------------------------

















Note 10. You may only elect one Enhanced Death Benefit rider at a time. The EDB Max V rider is currently available for purchase in all states. The EDB Max IV, EDB Max III, EDB Max II, Enhanced Death Benefit III, and Enhanced Death Benefit II riders are not available for purchase. Please see "Death Benefit - EDB Rate Table" for information on when and where each EDB rider is or was available. The EDB Max V rider may only be elected if the GMIB Max V rider is also elected. The EDB Max IV rider could only be elected if the GMIB Max IV rider was also elected. The EDB Max III rider could only be elected if the GMIB Max III rider was also elected. The EDB Max II rider could only be elected if the GMIB Max II rider was also elected. The Enhanced Death Benefit III rider could only be elected if the GMIB Plus IV rider was also elected. The Enhanced Death Benefit II rider could only be elected if the GMIB Plus III rider was also elected.


Note 11. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit
(EDB)." The EDB Max V, EDB Max IV, EDB Max III, EDB Max II, Enhanced Death Benefit III, and Enhanced Death Benefit II rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS, WHICH CAN BE FOUND BY VISITING WWW.METLIFE.COM; WWW.SEC.GOV; OR BY CONTACTING YOUR REGISTERED REPRESENTATIVE.



                                         Minimum     Maximum
                                         -------     -------

Total Annual Portfolio Expenses          0.58%       1.90%
(expenses that are deducted from
  Investment Portfolio assets, including
  management fees, 12b-1/service fees,
  and other expenses)

--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



SERIES S - L SHARE OPTION



CHART 1. Chart 1 assumes you select the optional Guaranteed Lifetime Withdrawal Benefit (GLWB) rider (assuming the maximum 2.00% charge applies in all Contract Years) with the GLWB Death Benefit (assuming the maximum 1.20% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,424      (a)$2,686      (a)$3,534      (a)$6,846
    minimum       (b)$1,292      (b)$2,310      (b)$2,938      (b)$5,813


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$724      (a)$2,146      (a)$3,534      (a)$6,846
    minimum       (b)$592      (b)$1,770      (b)$2,938      (b)$5,813




CHART 2. Chart 2 assumes that you do not select optional death benefit riders or living benefit riders, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,104      (a)$1,762      (a)$2,056      (a)$4,204
    minimum         (b)$966      (b)$1,356      (b)$1,388      (b)$2,929


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$404      (a)$1,222      (a)$2,056      (a)$4,204
    minimum       (b)$266        (b)$816      (b)$1,388      (b)$2,929

SERIES S


CHART 1. Chart 1 assumes you select the optional GLWB rider (assuming the maximum 2.00% charge applies in all Contract Years) with the GLWB Death Benefit (assuming the maximum 1.20% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,354      (a)$2,488      (a)$3,582      (a)$6,316
    minimum       (b)$1,223      (b)$2,106      (b)$2,968      (b)$5,205


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$654      (a)$1,948      (a)$3,222      (a)$6,316
    minimum       (b)$523      (b)$1,566      (b)$2,608      (b)$5,205




CHART 2. Chart 2 assumes that you do not select optional death benefit riders or living benefit riders, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,034      (a)$1,558      (a)$2,082      (a)$3,579
    minimum         (b)$897      (b)$1,145      (b)$1,395      (b)$2,214


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$334      (a)$1,018      (a)$1,722      (a)$3,579
    minimum       (b)$197        (b)$605      (b)$1,035      (b)$2,214



The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. The amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. All fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.


FREQUENT OR LARGE TRANSFERS


We have policies and procedures that attempt to detect frequent transfers in situations where there is potential for pricing inefficiencies and where, therefore, the transfers may adversely affect contract Owners and other persons who have interests in the contracts. We employ various means to monitor transfer activity, such as periodically examining the frequency and size of an Owner's transfers into and out of Investment Portfolios that we believe present the potential for pricing inefficiencies. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers.


Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy. We do not monitor for large transfers except where a portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention, including "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party, such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.


Our policies and procedures on frequent or large transfers are discussed in more detail in "Investment Options - Transfers - Restrictions on Frequent Transfers" and "Investment Options - Transfers - Restrictions on Large

Transfers." We may revise these policies and procedures in our sole discretion at any time without prior notice.




2. PURCHASE

The contract may not be available for purchase through your broker dealer ("selling firm") during certain periods. There are a number of reasons why the contract periodically may not be available, including that the insurance company wants to limit the volume of sales of the contract. You may wish to speak to your registered representative about how this may affect your purchase. For example, you may be required to submit your purchase application in Good Order prior to or on a stipulated date in order to purchase a contract, and a delay in such process could result in your not being able to purchase a contract. In addition, certain optional riders described in this prospectus may not be available through your selling firm, which you may also wish to discuss with your registered representative. Your selling firm may offer the contract with a lower maximum issue age for the contract and certain riders than other selling firms.


We reserve the right to reject any application.


PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is: $5,000 for Series S when the contract is purchased as a Non-Qualified Contract; or $10,000 for Series S - L Share Option when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000 for Series S and $10,000 for Series S - L Share Option.


o If you want to make an initial Purchase Payment of $1 million or more, or a subsequent Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o The minimum subsequent Purchase Payments is $500 or more unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


o Certain riders have current and potential restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, EDB Max, and GWB v1 Riders"; "Investment Allocation Restrictions for Certain Riders -

     Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus IV, EDB III, GMIB Plus III, and EDB II"; and "Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GLWB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate any contract that includes a Guaranteed Minimum Income Benefit, Guaranteed Withdrawal Benefit, or Guaranteed Lifetime Withdrawal Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Income Base of the Guaranteed Minimum Income Benefit rider, the Remaining Guaranteed Withdrawal Amount of the Guaranteed Withdrawal Benefit rider, any guaranteed amount remaining under the Guaranteed Lifetime Withdrawal Benefit, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.")


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


In the future, we may change the investment options that are available to you if you select certain optional riders. If you elect an optional rider and we later remove an investment option from the group of investment options available under that rider, you will not be required to reallocate Purchase Payments or Account Value that you had previously allocated to that investment option. However, you may not be able to allocate new Purchase Payments or transfer Account Value to that investment option.


If you choose the GMIB Max V, GMIB Max IV, GMIB Max III, GMIB Max II, EDB Max V, EDB Max IV, EDB Max III, EDB Max II, or GWB v1 riders, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, EDB Max, and GWB v1 Riders" until the rider terminates.


If you choose the Guaranteed Minimum Income Benefit Plus IV (GMIB Plus IV), Enhanced Death Benefit III (EDB III), Guaranteed Minimum Income Benefit Plus III (GMIB Plus III), or Enhanced Death Benefit II (EDB II) riders, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus IV, EDB III, GMIB Plus III, and EDB II" until the rider terminates.


If you choose the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GLWB" until the rider terminates.

If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. (See "Investment Options - Dollar Cost Averaging Program.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios, we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GMIB MAX, EDB MAX, AND GWB V1 RIDERS


If you elect the GMIB Max V or EDB Max V riders, or if you elected the GMIB Max IV, GMIB Max III, GMIB Max II, EDB Max IV, EDB Max III or EDB Max II riders (all eight riders are referred to collectively as the "GMIB Max and EDB Max riders"), or if you elect the GWB v1 rider, you may allocate your Purchase Payments and Account Value among the following Investment Portfolios:


(a) AllianceBernstein Global Dynamic Allocation Portfolio


(b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


(c) AQR Global Risk Balanced Portfolio


(d) BlackRock Global Tactical Strategies Portfolio


(e) Invesco Balanced-Risk Allocation Portfolio


(f) JPMorgan Global Active Allocation Portfolio


(g) MetLife Balanced Plus Portfolio


(h) MetLife Multi-Index Targeted Risk Portfolio


(i) PanAgora Global Diversified Risk Portfolio


(j) Pyramis (Reg. TM) Managed Risk Portfolio


(k) Schroders Global Multi-Asset Portfolio


In addition, you may allocate Purchase Payments and Account Value to the Barclays Aggregate Bond Index Portfolio and the Pyramis (Reg. TM) Government Income Portfolio. No other Investment Portfolios are available with the GMIB Max, EDB Max, or GWB v1 riders.


The Investment Portfolios listed above (other than the Barclays Aggregate Bond Index Portfolio and the Pyramis (Reg. TM) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max, EDB Max, and GWB v1 riders. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max, EDB Max, or GWB v1 riders are not selected may offer the potential for higher returns. Before you select a GMIB Max, EDB Max, or GWB v1 rider, you and your financial representative should carefully consider whether the investment options available with the GMIB Max, EDB Max, and GWB v1 riders meet your investment objectives and risk tolerance.


If you elect the GMIB Max, EDB Max, or GWB v1 riders, you may not participate in the Dollar Cost Averaging (DCA) program.


RESTRICTIONS ON INVESTMENT ALLOCATIONS AFTER RIDER TERMINATES. If you elected a GMIB Max rider and it terminates, or if you elected both a GMIB Max rider and the corresponding EDB Max rider and both riders terminate, or if you elected the GWB v1 rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios. However, if you elected both a GMIB Max rider and the corresponding EDB Max rider, and only the GMIB Max rider has terminated, the investment allocation restrictions described above under "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, EDB Max, and GWB v1 Riders" will continue to apply. (For information on the termination of the GMIB Max, EDB Max, and GWB v1 riders, see the descriptions of the GMIB and GWB riders in the "Living Benefits" section and the description of the EDB riders in the "Death Benefit" section.)

RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS - GMIB MAX AND EDB MAX. The following subsections describe potential and current restrictions on subsequent Purchase Payments for the GMIB Max and EDB Max riders.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. (The following does not apply to contracts issued in Oregon. For information on Oregon, see the "Potential Restrictions on Subsequent Purchase Payments - Oregon Only" subsection below.) In the future, we may choose not to permit Owners of existing contracts with a GMIB Max V, GMIB Max IV, GMIB Max III, or GMIB Max II rider to make subsequent Purchase Payments if: (a) that GMIB Max rider is no longer available to new customers, or (b) we make certain changes to the terms of that GMIB Max rider offered to new customers (for example, if we change the rider charge; see your contract schedule for a list of the other changes). Similarly, in the future, we may choose not to permit Owners of existing contracts with an EDB Max V, EDB Max IV, EDB Max III, or EDB Max II rider to make subsequent Purchase Payments if: (a) that EDB Max rider is no longer available to new customers, or (b) we make certain changes to the terms of that EDB Max rider offered to new customers (see your contract schedule for a list of the changes). We will notify Owners of contracts with a GMIB Max or EDB Max rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed above.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS - OREGON ONLY. In Oregon, we may choose not to permit Owners of existing contracts with a GMIB Max or EDB Max rider to make subsequent Purchase Payments. We will not impose restrictions on subsequent Purchase Payments until at least 90 days after the contract has been issued. We will notify Owners of contracts with the affected GMIB Max and/or EDB Max riders in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed above.


For contracts issued in all states, if we have imposed restrictions on
----------------------------------
subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in "Purchase - Termination for Low Account Value"; or (b) the rider charge is greater than your Account Value.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. (The following does not apply to contracts issued in Oregon. For information on Oregon, see the "Current Restrictions on Subsequent Purchase Payments - Oregon Only" subsection below.)


o If we received your application and necessary information, in Good Order, at our MetLife Annuity Service Center before the close of the New York Stock
                                        ------
     Exchange on December 2, 2011, and you elected the GMIB Max II rider (or the GMIB Max II rider and the corresponding EDB Max II rider), we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


o If we received your application and necessary information, in Good Order, at our MetLife Annuity Service Center after the close of the New York Stock
                                        -----
     Exchange on December 2, 2011, and you elected the GMIB Max II rider (or the GMIB Max II rider and the corresponding EDB Max II rider), we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on April 27, 2012. However, we will accept a subsequent Purchase Payment received after April 27, 2012 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on March 30, 2012.


o If you elected the GMIB Max III or GMIB Max IV rider (or the GMIB Max III or GMIB Max IV rider and the corresponding EDB Max III or EDB Max IV rider), we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS - OREGON ONLY


o For contracts issued in Oregon only, if we received your application and necessary information, in Good Order, at our MetLife Annuity Service Center before the close of the New York Stock Exchange on December 2, 2011
            ------
     and you elected the GMIB Max II rider, we will not accept subsequent Purchase Payments from you after the later of: (1) the close of the New York Stock Exchange on August 9, 2013; or (2) 90 days after the contract was issued. However, we will accept a subsequent Purchase Payment received after the later of (1) or (2) above if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the later of (1) or
     (2) above.


o For contracts issued in Oregon only, if we received your application and necessary information, in Good Order, at our MetLife Annuity Service Center after the close of the New York Stock Exchange on December 2, 2011
            -----
     and you elected the GMIB Max II rider, we will not accept subsequent Purchase Payments from you after the later of: (1) the close of the New York Stock Exchange on April 27, 2012; or (2) 90 days after the contract was issued. However, we will accept a subsequent Purchase Payment received after the later of (1) or (2) above if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the later of (1) or
     (2) above.


o For contracts issued in Oregon only, if you elected the GMIB Max III or GMIB Max IV rider (or the GMIB Max III or GMIB Max IV rider and the corresponding EDB Max III or EDB Max IV rider), we will not accept subsequent Purchase Payments from you after the later of: (1) the close of the New York Stock Exchange on August 9, 2013; or (2) 90 days after the contract was issued. However, we will accept a subsequent Purchase Payment received after the later of (1) or (2) above if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the later of
     (1) or (2) above.


RESTRICTION ON SUBSEQUENT PURCHASE PAYMENTS - GWB V1. While the GWB v1 rider is in effect, you are limited to making Purchase Payments within the GWB Purchase Payment Period (see "Living Benefits - GWB Rate Table"). However, we will permit you to make a subsequent Purchase Payment after the GWB Purchase Payment Period when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in "Purchase - Termination for Low Account Value"; or (b) the GWB v1 rider charge is greater than your Account Value. If the GWB v1 rider is cancelled (see "Living Benefits - Operation of the Guaranteed Withdrawal Benefit - Cancellation and Guaranteed Principal Adjustment") or terminated (see "Living Benefits - Operation of the Guaranteed Withdrawal Benefit - Termination of the GWB Rider"), the restriction on subsequent Purchase Payments no longer applies.


CALIFORNIA FREE LOOK REQUIREMENTS FOR PURCHASERS AGE 60 AND OVER. If you elect a GMIB Max, EDB Max, or GWB v1 rider and you are a California purchaser aged 60 or older, you may allocate your Purchase Payments to the BlackRock Money Market Portfolio during the Free Look period. (See the "Free Look" section below.) After the Free Look period expires, your Account Value will automatically be transferred to one or more of the Investment Portfolios listed above, according to the allocation instructions you have given us. If you allocate your Purchase Payments to the BlackRock Money Market Portfolio and the contract is cancelled during the Free Look period, we will give you back your Purchase Payments. If you do not allocate your Purchase Payments to the BlackRock Money Market Portfolio and the contract is cancelled during the Free Look period, you will only be entitled to a refund of the contract's Account Value, which may be less than the Purchase Payments made to the contract.


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB PLUS IV, EDB III, GMIB PLUS III, AND EDB II


If you elect the GMIB Plus IV rider, the Enhanced Death Benefit III rider, the GMIB Plus III rider, or the Enhanced Death Benefit II rider, you must allocate 100% of your Purchase Payments or Account Value among the following Investment
Portfolios:


o  AllianceBernstein Global Dynamic Allocation Portfolio


o  Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


o  American Funds (Reg. TM) Balanced Allocation Portfolio


o  American Funds (Reg. TM) Moderate Allocation Portfolio


o  AQR Global Risk Balanced Portfolio


o  BlackRock Global Tactical Strategies Portfolio


o  BlackRock Money Market Portfolio


o  Invesco Balanced-Risk Allocation Portfolio


o  JPMorgan Global Active Allocation Portfolio


o  MetLife Asset Allocation 20 Portfolio


o  MetLife Asset Allocation 40 Portfolio


o  MetLife Asset Allocation 60 Portfolio


o  MetLife Balanced Plus Portfolio


o  MetLife Multi-Index Targeted Risk Portfolio


o  PanAgora Global Diversified Risk Portfolio


o  Pyramis (Reg. TM) Managed Risk Portfolio


o  Schroders Global Multi-Asset Portfolio


o  SSgA Growth and Income ETF Portfolio


You may not allocate Purchase Payments to the Dollar Cost Averaging program.


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS - GMIB PLUS IV, EDB III, GMIB PLUS III, EDB II


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus IV, EDB III, GMIB Plus III, EDB II. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


If your contract was issued in one of the following states, this restriction
----------------------------------------------------------------------------
does not apply and you may continue to make subsequent Purchase Payments at
--------------
this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.

INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GLWB


If you elect the GLWB rider, you must comply with certain investment allocation restrictions. Specifically, you must allocate according to Platform 1 and Platform 2 below. If you elect the GLWB, you may not participate in the Dollar Cost Averaging (DCA) program.


Platform 1
----------


You must allocate:


o a minimum of 80% of your Purchase Payments or Account Value among the AllianceBernstein Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, Barclays Aggregate Bond Index Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis (Reg. TM) Government Income Portfolio, Pyramis (Reg. TM) Managed Risk Portfolio, and Schroders Global Multi-Asset Portfolio.


AND


Platform 2
----------


You may allocate:


o a maximum of 20% of Purchase Payments or Account Value among the MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, American Funds Balanced Allocation Portfolio, American Funds Moderate Allocation Portfolio, and SSgA Growth and Income ETF Portfolio.


The investment choices listed in Platform 1 above (other than the Barclays Aggregate Bond Index Portfolio and the Pyramis (Reg. TM) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GLWB rider. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GLWB rider is not selected may offer the potential for higher returns. Before you select a GLWB rider, you and your financial representative should carefully consider whether the investment choices available with the GLWB rider meet your investment objectives and risk tolerance.


RESTRICTIONS ON INVESTMENT ALLOCATIONS AFTER THE GLWB RIDER TERMINATES. If you elected the GLWB rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios. For information on the termination of the GLWB rider, see the description of the GLWB in the "Living Benefits - Guaranteed Lifetime Withdrawal Benefit" section.


SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above investment allocation restrictions.


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE INVESTMENT ALLOCATION RESTRICTIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE INVESTMENT ALLOCATION RESTRICTIONS.


REBALANCING. We will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the investment allocation restrictions described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day, the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


CHANGING ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions at any time by providing notice to us at our Annuity Service Center, or any other method acceptable to us, provided that such instructions comply with the investment allocation restrictions described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the investment allocation restrictions described above. Any transfer request will not cause your allocation instructions to change unless you provide us with separate instructions at the time of transfer.


GLWB ADDITIONAL INFORMATION. We will determine whether an investment option is classified as a Platform 1 or Platform 2 Investment Portfolio. We may determine or change the classification of an investment option in the event an investment option is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your contract in the event you make a new Purchase Payment or request a transfer among investment options. We will provide you with prior written notice of any changes in classification of investment options.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. In the future, we may choose to not permit owners of existing contracts with the GLWB rider to make subsequent Purchase Payments if: (a) that GLWB rider is no longer available to new customers, or (b) we make certain changes to the terms of that GLWB rider offered to new customers (for example, if we change the rider charge; see your contract schedule for a list of the other changes). We will notify owners of contracts with the GLWB rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the investment choices listed above. Restrictions on subsequent Purchase Payments will remain in effect until the GLWB rider is terminated unless we provide advance written notice to you otherwise.


For contracts issued in all states, if we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in "Purchase - Termination for Low Account Value"; or (b) the rider charge is greater than your Account Value.


INVESTMENT ALLOCATION RESTRICTIONS - CALIFORNIA FREE LOOK REQUIREMENTS FOR PURCHASERS AGE 60 AND OVER. If you elect a GLWB rider and you are a California purchaser aged 60 and older, you may allocate your Purchase Payments to the BlackRock Money Market Portfolio during the Free Look period. After the Free Look expires, your Account Value will automatically be transferred to one or more of the Investment Portfolios listed above, according to the allocation instructions you have given us. If you allocate your Purchase Payments to the BlackRock Money Market Portfolio and the contract is cancelled during the Free Look period, we will give you back your Purchase Payments. If you do not allocate your Purchase Payments to the BlackRock Money Market Portfolio and the contract is cancelled during the Free Look, you will only be entitled to a refund of the contract's Account Value, which may be less than the Purchase Payments made to the contract. (See "Free Look" for more information.)


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this FREE LOOK period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period. (For additional information applicable to California purchasers aged 60 and older who elect a GMIB Max, EDB Max, or GWB v1 rider, see "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, EDB Max, and GWB v1 Riders - California Free Look Requirements for Purchasers Age 60 and Over." For additional information applicable to California purchasers aged 60 and older who elect a GLWB rider, see "Investment Allocation and Other Purchase Payment Restrictions for the GLWB - Investment Allocation Restrictions - California Free Look Requirements for Purchasers Age 60 and Over.")

ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit Value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the MetLife Asset Allocation 60 Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the MetLife Asset Allocation 60 Portfolio is $12.50. We then divide $5,000 by $12.50 and credit your contract on Monday night with 400 Accumulation Units for the MetLife Asset Allocation 60 Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


OWNING MULTIPLE CONTRACTS


You may be considering purchasing this contract when you already own a variable annuity contract. You should carefully consider whether purchasing an additional contract in this situation is appropriate for you by comparing the features of the contract you currently own, including the death benefits, living benefits, and other guarantees provided by the contract, to the features of this contract. You should also compare the fees and charges of your current contract to the fees and charges of this contract, which may be higher than your current contract. You may also wish to discuss purchasing a contract in these circumstances with your registered representative.




3. INVESTMENT OPTIONS

The contract offers 24 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INSURANCE COMPANY USA, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See the prospectuses for the Investment Portfolios for information on the management fees paid by the Investment Portfolios and the Statement of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (Reg. TM). (See "Other Information - Distributor.")



MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C portfolios are available under the contract:



     AllianceBernstein Global Dynamic Allocation Portfolio*
     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio*

     American Funds (Reg. TM) Balanced Allocation Portfolio
         (Class C)+
     American Funds (Reg. TM) Growth Allocation Portfolio
         (Class C)
     American Funds (Reg. TM) Moderate Allocation Portfolio
         (Class C)+

     AQR Global Risk Balanced Portfolio*
     BlackRock Global Tactical Strategies Portfolio*
     Invesco Balanced-Risk Allocation Portfolio*
     JPMorgan Global Active Allocation Portfolio*

     MetLife Asset Allocation 100 Portfolio

     MetLife Balanced Plus Portfolio*
     MetLife Multi-Index Targeted Risk Portfolio*
     PanAgora Global Diversified Risk Portfolio*



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     Pyramis (Reg. TM) Government Income Portfolio*
     Pyramis (Reg. TM) Managed Risk Portfolio*
     Schroders Global Multi-Asset Portfolio*

     SSgA Growth and Income ETF Portfolio+
     SSgA Growth ETF Portfolio



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class G portfolios are available under the contract:



     Barclays Aggregate Bond Index Portfolio (Class G)*

     BlackRock Money Market Portfolio
     MetLife Asset Allocation 20 Portfolio+
     MetLife Asset Allocation 40 Portfolio+
     MetLife Asset Allocation 60 Portfolio+
     MetLife Asset Allocation 80 Portfolio




* If you elect the GWB v1 rider, a GMIB Max rider, or a GMIB Max and an EDB Max rider, you must allocate all of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, EDB Max, and GWB v1 Riders.") If you elect the GLWB rider, you must allocate at least 80% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider, the GWB v1 rider, a GMIB Max rider or an EDB Max rider.


+ If you elect the GLWB rider, you are permitted to allocate up to 20% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders -
Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider.




INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Met Investors Series Trust and Metropolitan Series Fund are "funds of funds":


     American Funds (Reg. TM) Balanced Allocation Portfolio
     American Funds (Reg. TM) Growth Allocation Portfolio
     American Funds (Reg. TM) Moderate Allocation Portfolio
     BlackRock Global Tactical Strategies Portfolio
     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSgA Growth and Income ETF Portfolio and the SSgA Growth ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted



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from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o You may not make a transfer to more than 18 Investment Portfolios at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GWB rider, the GLWB rider, a GMIB rider, or a GMIB rider and an Enhanced Death Benefit rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the "Purchase-Investment Allocation Restrictions for Certain Riders" section.


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).



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We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. WE DO NOT BELIEVE THAT THE INVESTMENT PORTFOLIOS THAT ARE AVAILABLE UNDER THIS CONTRACT PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING, AND THEREFORE WE CURRENTLY DO NOT MONITOR TRANSFER ACTIVITY IN THE INVESTMENT PORTFOLIOS. However, if we determine in our sole discretion there is potential for arbitrage trading in any Investment Portfolios available under this contract, we may commence monitoring such Investment Portfolios (the "Monitored Portfolios"). We would employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We



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also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAM (DCA)


We offer a Dollar Cost Averaging (DCA) program as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the Accumulation Phase.


We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


This program allows you to systematically transfer a set amount each month from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GWB rider, the GLWB rider, a GMIB rider, or a GMIB rider and an Enhanced Death Benefit rider.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If the DCA is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in the DCA program, we will make allocations based upon your



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current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 50% to be in the MetLife Asset Allocation 40 Portfolio and 50% to be in the MetLife Asset Allocation 60 Portfolio. Over the next 2 1/2 months the MetLife Asset Allocation 60 Portfolio outperforms the MetLife Asset Allocation 40 Portfolio. At the end of the first quarter, the MetLife MetLife Asset Allocation 60 Portfolio now represents 60% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Asset Allocation 60 Portfolio to bring its value back to 50% and use the money to buy more units in the MetLife Asset Allocation 40 Portfolio to increase those holdings to 50%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge and the administration charge). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase).


MORTALITY AND EXPENSE CHARGE. For Series S, we assess a daily mortality and expense charge that is equal, on an annual basis, to 0.90% of the average daily net asset value of each Investment Portfolio. For Series S - L Share Option, we assess a daily mortality and expense charge that is equal, on an annual basis, to 1.60% of the average daily net asset value of each Investment Portfolio for the first four Contract Years. For the fifth Contract Year and thereafter, this charge declines to 0.90%. During the Income Phase this charge is 0.90% for both Series S and Series S - L Share Option.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and



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dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES


Please check with your registered representative regarding which death benefits are available in your state.


EDB Max V is currently available for purchase in all states. EDB Max IV, EDB Max III, EDB Max II, Enhanced Death Benefit III, and Enhanced Death Benefit II are not available for purchase.


The EDB Max V rider may only be selected if you also select the GMIB Max V rider. The EDB Max IV rider could only be selected if you also selected the GMIB Max IV rider. The EDB Max III rider could only be selected if you also selected the GMIB Max III rider. The EDB Max II rider could only be selected if you also selected the GMIB Max II rider. The Enhanced Death Benefit III rider could only be selected if you also selected the GMIB Plus IV rider. The Enhanced Death Benefit II rider could only be selected if you also selected the GMIB Plus III rider.


If you select an Enhanced Death Benefit rider, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.60% of the Death Benefit Base. If you are age 70 or older at issue, we will assess a charge during the Accumulation Phase equal to 1.15% of the Death Benefit Base. (For a discussion of how the Death Benefit Base is determined, see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit (EDB).")


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of:
(a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If an Enhanced Death Benefit rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit rider charge is deducted from your Account Value pro rata from each Investment Portfolio. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


See "GLWB Death Benefit - Rider Charge" below for information on the GLWB Death Benefit charge.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct



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the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are six different versions of the GMIB under this contract: GMIB Max V, GMIB Max IV, GMIB Max III, GMIB Max II, GMIB Plus IV, and GMIB Plus III. GMIB Max V is currently available for purchase in all states. GMIB Max IV, GMIB Max III, GMIB Max II, GMIB Plus IV, and GMIB Plus III are not available for purchase.


If you select a GMIB rider, we will assess a charge during the Accumulation Phase equal to 1.00% of the Income Base (see "Living Benefits - Guaranteed Minimum Income Benefit (GMIB)" for a discussion of how the Income Base is determined) at the time the rider charge is assessed prior to any Optional Step-Up.


If your Income Base is increased due to an Optional Step-Up, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If a GMIB rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); because the Guaranteed Principal Option is exercised; or because it is the 30th day following the contract anniversary prior to the Owner's 91st birthday, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


If you elect the Guaranteed Withdrawal Benefit (GWB) rider, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefit - Operation of the Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


The Guaranteed Withdrawal Benefit rider charge is 0.90% of the Total Guaranteed Withdrawal Amount.


If: you make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option; there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person); the contract terminates (except for a termination due to death); or you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If the Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitant (if the Owner is a non-natural person), or if the rider is cancelled pursuant to the cancellation provisions of the rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination or cancellation takes effect.


The Guaranteed Withdrawal Benefit rider charge is not assessed while your Remaining Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefit - Operation of the Guaranteed Withdrawal Benefit") equals zero.


The Guaranteed Withdrawal Benefit rider charge is deducted from your Account Value pro rata from each Investment Portfolio. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs. If an Automatic Annual Step-Up occurs under the Guaranteed Withdrawal Benefit rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the GWB Maximum Fee Rate or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. The GWB Maximum Fee Rate is 1.80%.


GUARANTEED LIFETIME WITHDRAWAL BENEFIT - RIDER CHARGE



The Guaranteed Lifetime Withdrawal Benefit (GLWB) rider is available for an additional charge of 1.20% of the Benefit Base (see "Living Benefits - Guaranteed Lifetime Withdrawal Benefit - Operation of the GLWB"), deducted for the prior Contract Year on the contract anniversary prior to taking into account any Automatic Step-Up by withdrawing amounts on a pro rata basis from your Enhanced Dollar Cost Averaging Program balance and Account Value in the Separate Account. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from your Account Value in the Separate Account.



Upon an Automatic Step-Up, we may increase the charge applicable beginning after the contract anniversary on which the Automatic Step-Up occurs to a rate that does not exceed the lower of: (a) the GLWB rider maximum charge (2.00%) or
(b) the current rate that we would charge for the same rider with the same benefits, if available, for new contract purchases at the time of the Automatic Step-Up.


If you make a total withdrawal of your Account Value prior to the Lifetime Withdrawal Age or that was an Excess Withdrawal, elect to receive income payments under your contract, change the Owner or Joint Owner (or Annuitant, if the Owner is a non-natural person) or assign your contract, a pro rata portion of the GLWB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of income payments, the change of Owner/Annuitant, or the assignment.


If a GLWB rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract), or it is cancelled pursuant to the cancellation provisions of the rider, no GLWB rider charge will be assessed based on the period from the last contract anniversary to the date the termination or cancellation takes effect.


GLWB DEATH BENEFIT - RIDER CHARGE


The GLWB Death Benefit may only be elected if you have also elected the GLWB rider.


The GLWB Death Benefit is available for an additional charge of 0.65% of the GLWB Death Benefit Base (see "Living Benefits - Guaranteed Lifetime Withdrawal Benefit - GLWB Death Benefit"), deducted for the prior Contract Year on the contract anniversary prior to taking into account any Automatic Step-Up by withdrawing amounts on a pro rata basis from your Enhanced Dollar Cost Averaging Program balance and Account Value in the Separate Account. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from your Account Value in the Separate Account.


Upon an Automatic Step-Up, we may increase the charge applicable beginning after the contract anniversary on which the Automatic Step-Up occurs to a rate that does not exceed the lower of: (a) the GLWB Death Benefit maximum charge (1.20%) or (b) the current rate that we would charge for the same optional death benefit with the same benefits, if available, for new contract purchases at the time of the Automatic Step-Up.


If you make a total withdrawal of your Account Value prior to the Lifetime Withdrawal Age or that was an Excess Withdrawal, elect to receive income payments under your contract, change the Owner or Joint Owner (or Annuitant, if the Owner is a non-natural person) or assign your contract, a pro rata portion of the GLWB Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of income payments, the change of Owner/Annuitant, or the assignment.


If the GLWB rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract), or it is cancelled pursuant to the cancellation provisions of the GLWB rider, no GLWB Death Benefit charge will be assessed based on the period from the last contract anniversary to the date the termination or cancellation takes effect.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:


SERIES S - L SHARE OPTION



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7
  1                                         6
  2                                         6
  3                                         5
  4 and thereafter                          0

SERIES S



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7
  1                                         6
  2                                         6
  3                                         5
  4                                         4
  5                                         3
  6                                         2
  7 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating

GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts. This rider is also not available for contracts issued in South Dakota based on applications and necessary information received in Good Order at our Annuity Service Center after the close of the New York Stock Exchange on December 31, 2012.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.

TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT OR GUARANTEED WITHDRAWAL BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT OR GUARANTEED PRINCIPAL ADJUSTMENT THAT MAY BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)

At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. You can change your Annuity Option at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business

Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your Beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive Annuity Payments; or


(3)    when a death benefit is paid to your Beneficiary.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains

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any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o less any applicable pro rata GWB, GLWB, GMIB, or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio(s). We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses - Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required



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minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions, and availability of each optional rider. We currently offer three types of living benefit riders - guaranteed income benefits, a guaranteed withdrawal benefit, and a guaranteed lifetime withdrawal benefit:


Guaranteed Income Benefits
--------------------------


o  GMIB Max (GMIB Max V, GMIB Max IV, GMIB Max III, and GMIB Max II)


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus IV and GMIB Plus III)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the Investment Portfolios, while assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefit
-----------------------------


o  Guaranteed Withdrawal Benefit (GWB v1)


The Guaranteed Withdrawal Benefit rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals, provided withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


Guaranteed Lifetime Withdrawal Benefit
--------------------------------------


o  Guaranteed Lifetime Withdrawal Benefit (GLWB)



The GLWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that you will receive lifetime income regardless of investment performance. The guarantee is subject to the conditions described in "Guaranteed Lifetime Withdrawal Benefit - Operation of the GLWB," including the condition that withdrawals before a defined age or withdrawals that exceed the maximum amount allowed under the rider in a Contract Year will reduce or eliminate the guarantee. In states where approved, you may




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



also elect the GLWB Death Benefit for an additional charge if you elect the GLWB rider.


GUARANTEED MINIMUM INCOME BENEFIT (GMIB)


If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but you also want to assure a specified guaranteed level of minimum fixed Annuity Payments during the Income Phase, we offer an optional rider for an additional charge, called the Guaranteed Minimum Income Benefit (GMIB). The purpose of the GMIB is to provide protection against market risk (the risk that the Account Value allocated to the Investment Portfolio(s) may decline in value or underperform your expectations).


As described in more detail in "Annuity Payments (The Income Phase)," you can choose to apply your Account Value to fixed Annuity Payments, variable Annuity Payments, or a combination of both. The dollar amount of your Annuity Payments will vary to a significant degree based on the market performance of the Investment Portfolio(s) to which you had allocated Account Value during the Accumulation Phase (and based on market performace during the Income Phase, in the case of variable Annuity Payments).


With the GMIB, the minimum amount of each fixed Annuity Payment you receive during the Income Phase is guaranteed regardless of the investment performance of the Investment Portfolios during the Accumulation Phase or your actual Account Value at the time you elect the Income Phase. Prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


In states where approved, you may purchase the GMIB if you are age 78 or younger on the effective date of your contract. You may not have this benefit and another living benefit (Guaranteed Withdrawal Benefit or Guaranteed Lifetime Withdrawal Benefit) in effect at the same time. Once elected, the GMIB rider may not be terminated except as stated below.


SUMMARY OF THE GMIB


THE FOLLOWING SECTION PROVIDES A SUMMARY OF HOW THE GMIB WORKS. A MORE DETAILED EXPLANATION OF THE OPERATION OF THE GMIB IS PROVIDED, IN THE SECTION BELOW CALLED "OPERATION OF THE GMIB."


Under the GMIB, we calculate an "Income Base" that determines, in part, the minimum amount you receive as fixed Annuity Payments under the GMIB rider if you elect the Income Phase. The Income Base is the greater of two calculated values, the Annual Increase Amount or the Highest Anniversary Value (see "Operation of the GMIB-Income Base"). We then will apply the Income Base calculated at the time the GMIB rider is exercised to the conservative GMIB Annuity Table specified in your GMIB rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments. (However, your actual payment may be higher than this minimum if, as discussed below, Annuity Payments during the Income Phase of the contract based on the Account Value would produce a higher payment).


IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. THE GMIB MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY. IF AT THE TIME YOU ELECT THE INCOME PHASE, APPLYING YOUR ACTUAL ACCOUNT VALUE TO THEN CURRENT ANNUITY PURCHASE RATES (INDEPENDENT OF THE GMIB RIDER) PRODUCES HIGHER ANNUITY PAYMENTS, YOU WILL RECEIVE THE HIGHER ANNUITY PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED.


DIFFERENT VERSIONS OF THE GMIB. From time to time, we introduce new versions of the GMIB. Each version of the GMIB we have offered with this contract, and the versions we may currently be offering (if any), are listed in the "GMIB Rate Table" immediately following the

"Operation of the GMIB" section below. The principal differences between the different versions of the GMIB described in this prospectus are the items listed in the GMIB Rate Table and the Investment Portfolios to which you are permitted to allocate Account Value while the GMIB rider is in effect (see "Operation of the GMIB - Investment Allocation Restrictions").


(See Appendix C for examples illustrating the operation of the GMIB.)


OPERATION OF THE GMIB


The following section describes how the GMIB operates. When reading the following descriptions of the operation of the GMIB (for example, the "Annual Increase Rate," "Dollar-for-Dollar Withdrawal Percentage," and "Enhanced Payout Rate" sections), refer to the GMIB Rate Table below for the specific rates and other terms applicable to your version of the GMIB.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)   the GMIB Annual Increase Rate; or


(b)   the Required Minimum Distribution Rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


REQUIRED MINIMUM DISTRIBUTION RATE. The Required Minimum Distribution Rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the Contract Year;


(2a)  if you enroll only in the Automated Required Minimum Distribution Program,
                    ----
      the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


(2b)  if you enroll in both the Systematic Withdrawal Program and the
                       ----
      Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of the GMIB Annual Increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) and (ii)



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



      the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the Required Minimum Distribution Rate) is greater than item
(a) above (the GMIB Annual Increase Rate), and your total withdrawals during a Contract Year, divided by the Annual Increase Amount at the beginning of the Contract Year, exceed the Required Minimum Distribution Rate, the Required
               ------
Minimum Distribution Rate is not used to calculate the Annual Increase Rate, and the Annual Increase Rate will be reduced to the GMIB Annual Increase Rate (item (a) above). Therefore, the Annual Increase Rate for that Contract Year will be lower than the Required Minimum Distribution Rate, which could have the effect of reducing the value of Annuity Payments under the GMIB.


During the 30-day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE. One of the factors used in calculating withdrawal adjustments is called the "Dollar-for-Dollar Withdrawal Percentage." The Dollar-for-Dollar Withdrawal Percentage is the greater of:


(a)  the GMIB Dollar-for-Dollar Withdrawal Rate; or


(b) the Required Minimum Distribution Rate (as defined above under "Annual Increase Rate").


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


During the 30-day period following the contract anniversary immediately prior to the Owner's 91st birthday, the Dollar-for-Dollar Withdrawal Percentage is 0%.


For GMIB Max IV only, the GMIB Dollar-for-Dollar Withdrawal Rate, and therefore
--------------------
the Dollar-for-Dollar Withdrawal Percentage, will be higher if you wait to take your first withdrawal after a certain number of Contract Years. Once it is determined by the timing of the first withdrawal, the GMIB Dollar-for-Dollar Withdrawal Rate will never increase or decrease. A HIGHER DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE ALLOWS YOU TO WITHDRAW A LARGER AMOUNT EACH CONTRACT YEAR WHILE RECEIVING DOLLAR-FOR-DOLLAR TREATMENT OF THE WITHDRAWALS RATHER THAN A PROPORTIONAL ADJUSTMENT. As discussed below, depending on the relative amounts of the Annual Increase Amount and the Account Value, a "dollar-for-dollar treatment" withdrawal adjustment may be more favorable than a "proportional reduction" withdrawal adjustment.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a)  proportional reduction: if total withdrawals in a Contract Year are
     ----------------------
     greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage (as defined above), or if the withdrawals are not paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b)  dollar-for-dollar treatment: if total withdrawals in a Contract Year are
     ---------------------------
     not greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.


These withdrawal adjustments will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.



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



As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. DEPENDING ON THE RELATIVE AMOUNTS OF THE ANNUAL INCREASE AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE ANNUAL INCREASE AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE ANNUAL INCREASE AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE VALUE OF ANNUITY PAYMENTS UNDER THE GMIB RIDER. Complying with the two conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage) will result in dollar-for-dollar treatment of the withdrawals.


Example:
-------


o Dollar-for-Dollar withdrawals reduce the Annual Increase Amount by the same dollar amount as the withdrawal amount. For example, if you owned a GMIB rider with a 4.5% GMIB Dollar-for-Dollar Withdrawal Rate and took a $4,500 withdrawal in the first contract year, the withdrawal will reduce both the Account Value and Annual Increase Amount by $4,500.


o Proportionate withdrawals reduce the Annual Increase Amount by the same proportion that the withdrawal reduced the Account Value. For example, if you took a withdrawal during the first Contract Year equal to 10% of the Account Value , that withdrawal will reduce both the Account Value and the Annual Increase Amount by 10% in that year.


In determining the GMIB annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the GMIB Annual Increase Rate. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)



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



We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


Each Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect;


(3)  may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.



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



The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB RIDER CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected a GMIB rider, the investment allocation restrictions described in "Purchase - Investment Allocation Restrictions for Certain Riders" will no longer apply, and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios. If you elected both a GMIB rider and an EDB rider, the investment allocation restrictions applicable to the EDB rider will continue to apply.


The Guaranteed Principal Option is not available with contracts issued with a GMIB rider in the state of Washington.


EXERCISING THE GMIB. If you exercise the GMIB rider, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:


(1)  Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the Joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB rider.


THE GMIB ANNUITY TABLE. When the contract is annuitized, Annuity Payments under the GMIB rider will be determined by applying the Income Base to the rates in the GMIB Annuity Table. The GMIB Annuity Table Basis is specified in the rider and the GMIB Rate Table.


As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and your sex. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING CONTRACT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances.


If you select the GMIB and if:


o  you take no withdrawals prior to the Minimum Enhanced Payout Withdrawal Age;


o your Account Value is fully withdrawn or decreases to zero at or after you reach the Minimum Enhanced Payout Withdrawal Age and there is an Income Base remaining; and

o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB will equal or exceed the applicable Enhanced Payout Rate multiplied by the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the Enhanced Payout Rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at the applicable Minimum Enhanced Payout Withdrawal Age and subsequently died, if that Owner's spouse continued the contract and the GMIB rider, the spouse would be eligible for the Enhanced Payout Rate as described above, even if the spouse were younger than the Enhanced Rate Withdrawal Age at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the Enhanced Payout Rates is based on the spouse's age when the spouse begins to take withdrawals.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB investment allocation restrictions, see the applicable subsection of "Purchase
- Investment Allocation Restrictions for Certain Riders."


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. For a detailed description of the restrictions or potential restrictions on subsequent Purchase Payments that may apply for your version of the GMIB, see the applicable subsection of "Purchase
- Investment Allocation Restrictions for Certain Riders."


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Minimum Income Benefit section of the prospectus, "you" always means the Owner, oldest Joint Owner or the Annuitant, if the Owner is a non-natural person.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


TERMINATING THE GMIB RIDER. Except as otherwise provided in the GMIB rider, the rider will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB rider terminates, the corresponding GMIB rider charge terminates and the GMIB investment allocation restrictions will no longer apply (except for the restrictions applicable to the GMIB Max riders described under "Purchase - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, EDB Max, and GWB v1 Riders - Restrictions on Investment Allocations After Rider Terminates").


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the GMIB Dollar for Dollar Withdrawal Rate at the beginning of the Contract Year. Any amounts above the GMIB Dollar-for-Dollar Withdrawal Rate that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments equal to the GMIB Dollar-for-Dollar Withdrawal Rate multiplied by the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


GMIB RATE TABLE


USING THE GMIB RATE TABLE. The GMIB Rate Table indicates the date each version was first offered ("Date Introduced"). Only one version is offered in each state, currently. When a new version of the GMIB is introduced, it generally will replace the prior version once approved in a state. However, some states may take more time than others to approve the new version; in addition, certain broker-dealers may not offer a new version on the first date it is introduced.


If you have already purchased a contract, to determine which version of the GMIB (if any) you purchased with your contract, you should refer to the copy of the contract you received after you purchased it. If you would like another copy of your contract, including any applicable

GMIB rider, please call our Annuity Service Center at (800) 343-8496. If you are purchasing a contract, to determine which version of the rider is currently being offered in your state, you should ask your registered representative.


If we introduce a new version of the rider, we generally will do so by updating the GMIB Rate Table. Changes to the GMIB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus.


The GMIB Rate Table lists the following for each version of the GMIB:


o  the GMIB Annual Increase Rate, which is the minimum rate at which the Annual
       -------------------------
     Increase Amount is increased at each Contract Anniversary (see "Operation of the GMIB-Income Base");


o  the GMIB Dollar-for-Dollar Withdrawal Rate: in each Contract Year, if you
       --------------------------------------
     make withdrawals that do not exceed the GMIB Dollar-for-Dollar Withdrawal Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, those withdrawals will reduce the Annual Increase Amount on a dollar-for-dollar basis instead of a proportionate basis. That is, the withdrawals will reduce the Annual Increase Amount by an amount equal to the dollar amount of the withdrawals, instead of reducing the Annual Increase Amount in the same proportion that the withdrawals reduced the Account Value. (Reducing the Annual Increase Amount on a proportional basis may have a significant negative impact on the value of the benefits available under the GMIB - see "Operation of the GMIB-Withdrawal Adjustments.") For IRAs and other Qualified Contracts, also see "Operation of the GMIB-Required Minimum Distribution Rate.";


o  the Enhanced Payout Rates, which may be available upon exercise of the GMIB,
       ---------------------
     depending on your age at the time you took your first withdrawal (the Minimum Enhanced Payout Withdrawal Age) (see "Operation of the GMIB -Enhanced Payout Rates"); and


o  the GMIB Annuity Table Basis is specified in your rider and is used to
       ------------------------
     determine the amount of GMIB income payments, depending on your age, your sex, and the Annuity Option you select. Please note the annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.

GMIB RATE TABLE



                    GMIB            GMIB         ENHANCED PAYOUT RATES
                                                    MINIMUM
                                 DOLLAR-FOR-       ENHANCED
                   ANNUAL          DOLLAR           PAYOUT     ENHANCED
      GMIB        INCREASE       WITHDRAWAL       WITHDRAWAL    PAYOUT       GMIB ANNUITY
      RIDER         RATE            RATE              AGE        RATE         TABLE BASIS
                                                                             Annuity 2000
                                                                         Mortality Table, 10
                                                                          years of mortality
                                                                         improvement based on
 GMIB Max V/1/   4.0%       4.0%                     60       4.0%
                                                                         projection Scale AA,
                                                                         10-year age set back
                                                                        with interest of 0.5%
                                                                              per annum
                            4.5% if first                                    Annuity 2000
                             withdrawal prior                            Mortality Table, 10
                                                     62       4.5%
                              to 5th contract                             years of mortality
                             anniversary/2/ or                           improvement based on
  GMIB Max IV    5.0%
                            5.0% if first                                projection Scale AA,
                             withdrawal on or                            10-year age set back
                                                     67       5.0%
                            after 5th contract                          with interest of 0.5%
                              anniversary/2/                                  per annum
                                                                             Annuity 2000
                                                                         Mortality Table, 10
                                                                          years of mortality
                                                                         improvement based on
  GMIB Max III   5.0%       5.0%                     62       5.0%
                                                                         projection Scale AA,
                                                                         10-year age set back
                                                                        with interest of 1.0%
                                                                              per annum
                                                                             Annuity 2000
                                                                         Mortality Table, 10
                                                     62       5.0%
                                                                          years of mortality
                                                                         improvement based on
  GMIB Max II    5.5%       5.5%
                                                                         projection Scale AA,
                                                                         10-year age set back
                                                     67       5.5%
                                                                        with interest of 1.0%
                                                                              per annum
                                                                             Annuity 2000
                                                                         Mortality Table, 10
                                                                          years of mortality
                                                                         improvement based on
  GMIB Plus IV   4.5%       4.5%                     60       4.5%
                                                                         projection Scale AA,
                                                                         10-year age set back
                                                                        with interest of 1.0%
                                                                              per annum
                                                                             Annuity 2000
                                                     60       5.0%         Mortality Table,
 GMIB Plus III   5.0%       5.0%                                         10-year age set back
                                                                        with interest of 1.5%
                                                     62       5.5%            per annum

--------

(1) The GMIB Max V rider is currently available for purchase in all states.


(2) For GMIB Max IV only, the GMIB Dollar-for-Dollar Withdrawal Rate, and
    --------------------
therefore the Dollar-for-Dollar Withdrawal Percentage, will be higher if you wait to take your first withdrawal on or after the fifth contract anniversary. A higher Dollar-for-Dollar Withdrawal Percentage allows you to withdraw a larger amount each Contract Year while receiving dollar-for-dollar treatment of the withdrawals, which is generally more favorable than a proportional adjustment. Under certain circumstances a proportional adjustment could have the effect of reducing or eliminating the value of Annuity Payments under GMIB Max IV (see "Operation of the GMIB - Withdrawal Adjustments").



GMIB VERSION AVAILABILITY BY STATE




                      ALL STATES
      RIDER           EXCEPT FL,
     VERSION          NV, NJ, OR             FLORIDA              NEVADA             NEW JERSEY             OREGON
   GMIB Max V    02/04/13 - current   02/25/13 - current   02/25/13 - current   02/25/13 - current    02/04/13 - current
                     08/20/12 -           08/20/12 -           11/12/12 -           11/19/12 -
  GMIB Max IV                                                                                        11/12/12 - 02/03/13
                      02/03/13             02/24/13             02/24/13             02/24/13
                     01/03/12 -           01/03/12 -           02/27/12 -           01/03/12 -
  GMIB Max III                                                                                       01/03/12 - 11/09/12
                      08/17/12             08/17/12             11/09/12             11/16/12
                     10/10/11 -           10/10/11 -                                10/10/11 -
  GMIB Max II                                                      N/A                               10/10/11 - 12/30/11
                      12/30/11             12/30/11                                  12/30/11
                     10/10/11 -           10/10/11 -                                10/10/11 -
  GMIB Plus IV                                                     N/A                               10/10/11 - 02/24/12
                      02/24/12             02/24/12                                  02/24/12
                                                               10/10/11 -
 GMIB Plus III           N/A                  N/A                                       N/A                  N/A
                                                                02/24/12

GUARANTEED WITHDRAWAL BENEFIT


If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but also want to assure that your entire Purchase Payment will be guaranteed to be returned to you, we offer an optional rider for an additional charge, called the Guaranteed Withdrawal Benefit (GWB). The purpose of the GWB rider is to provide protection against market risk (the risk that the Account Value allocated to the Investment Portfolio(s) may decline in value or underperform your expectations).


The GWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals, provided withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider. You may begin taking withdrawals under the GWB rider immediately or at a later time. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you.


In states where approved, you may purchase the GWB rider if you are age 80 or younger on the effective date of your contract. You may not have this benefit and another living benefit (GMIB or Guaranteed Lifetime Withdrawal Benefit) or an Enhanced Death Benefit rider in effect at the same time. Once elected, the GWB rider may not be terminated except as stated below.


SUMMARY OF THE GUARANTEED WITHDRAWAL BENEFIT RIDER


THE FOLLOWING SECTION PROVIDES A SUMMARY OF HOW THE GUARANTEED WITHDRAWAL BENEFIT (GWB) RIDER WORKS. A MORE DETAILED EXPLANATION OF THE OPERATION OF THE GWB IS PROVIDED IN THE SECTION BELOW CALLED "OPERATION OF THE GUARANTEED WITHDRAWAL BENEFIT."


The GWB guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals over time. THE GWB DOES NOT GUARANTEE WITHDRAWALS FOR YOUR LIFETIME.


Under the GWB, we calculate a "Total Guaranteed Withdrawal Amount" (TGWA) that determines, in part, the maximum amount you may receive as withdrawals each year ("Annual Benefit Payment") without reducing your guarantee. The TGWA is multiplied by the applicable withdrawal rate to determine your Annual Benefit Payment. The rider guarantee may be reduced if your annual withdrawals are greater than the Annual Benefit Payment.


IT IS IMPORTANT TO RECOGNIZE THAT THE TGWA IS NOT AVAILABLE TO BE TAKEN AS A LUMP SUM AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. However, if you cancel the Guaranteed Withdrawal Benefit rider after a waiting period of at least 15 years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. (See "Operation of the Guaranteed Withdrawal Benefit - Cancellation and Guaranteed Principal Adjustment" below.)



While the GWB rider is in effect, you may only make subsequent Purchase Payments during the GWB Purchase Payment Period. (See "Restrictions on Subsequent Purchase Payments" below.)



OPERATION OF THE GUARANTEED WITHDRAWAL BENEFIT


The following section describes how the Guaranteed Withdrawal Benefit (GWB) operates. When reading the following descriptions of the operation of the GWB (for example, the "Total Guaranteed Withdrawal Amount," "Annual Benefit Payment," and "Payment Enhancement Feature" sections), refer to the GWB Rate Table at the end of this section of the prospectus for the specific rates and other terms applicable to your GWB rider.



(See Appendix D for examples illustrating the operation of the GWB.)



TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Guaranteed Withdrawal Benefit rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) by each additional Purchase Payment received during the GWB Purchase Payment Period (see "Restriction on Subsequent Purchase Payments" below). If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount.

We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. DEPENDING ON THE RELATIVE AMOUNTS OF THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE TOTAL AMOUNT YOU ARE GUARANTEED TO RECEIVE OVER TIME UNDER THE GWB RIDER (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) by additional Purchase Payments received during the GWB Purchase Payment Period (see "Restrictions on Subsequent Purchase Payments" below), and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. DEPENDING ON THE RELATIVE AMOUNTS OF THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE REMAINING AMOUNT YOU ARE GUARANTEED TO RECEIVE OVER TIME UNDER THE GWB RIDER (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the GWB rider (see "Additional Information" below).


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the GWB WITHDRAWAL RATE. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of the Automatic Annual Step-Up or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate. (See "Payment Enhancement Feature" below for a feature which may allow you to increase your Annual Benefit Payment during a Contract Year if you are confined to a nursing home.)


You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see "Access To Your Money - Systematic Withdrawal Program"). While the GWB rider is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and you may terminate your participation at any time.


IT IS IMPORTANT TO NOTE:


o We will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your

     Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals.


o IF YOU HAVE ELECTED THE GWB, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GWB, BECAUSE THE GWB WITHDRAWAL RATE IS DETERMINED BY WHEN YOU TAKE YOUR FIRST WITHDRAWAL (SEE THE GWB RATE TABLE). AS SHOWN IN THE GWB RATE TABLE, WAITING TO TAKE YOUR FIRST WITHDRAWAL WILL RESULT IN A HIGHER GWB WITHDRAWAL RATE. The GWB Withdrawal Rate is used to determine the amount of your Annual Benefit Payment, as described above. Once your GWB Withdrawal Rate has been determined, it will never increase or decrease.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals (including any withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE GWB WITHDRAWAL RATE.


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.



IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT AND ANNUAL BENEFIT PAYMENT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT
DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount or Annual Benefit Payment, but will reduce the Remaining Guaranteed Withdrawal Amount. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount. For an example of taking multiple withdrawals in this situation, see Appendix D, "GWB - Excess Withdrawals - Single Withdrawal vs. Multiple Withdrawals."



You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 4% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 2% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 6% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See
"Expenses-Withdrawal Charge.")


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. If your contract is an IRA or other contract subject to Section 401(a)(9) of the Internal Revenue Code, and the required distributions are larger than the Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater).


If:


(1) you are enrolled in the Automated Required Minimum Distribution Program, or in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program;


(2)    you do not take additional withdrawals outside of these two programs;
     and


(3) your remaining Annual Benefit Payment for the Contract Year is equal to zero;


we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which you are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GWB" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $5,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount after the step-up; and


o  may reset the GWB rider charge to a rate that does not exceed the lower of:
     (a) the GWB Maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $5,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.


PAYMENT ENHANCEMENT FEATURE. The Payment Enhancement Feature may allow you to increase your Annual Benefit Payment for a Contract Year if you are confined to a nursing home. Beginning in the fourth Contract Year, you may request that your GWB Withdrawal Rate be multiplied by the Payment Enhancement Rate once each Contract Year, if:


(1)    you are confined to a nursing home for at least 90 consecutive days;


(2) your request is received by the contract anniversary immediately prior to the oldest Owner's 81st birthday (however, if we received a request from you by this contract anniversary and we approved it, you are
                                           ------------------
     permitted to submit additional requests after this contract anniversary);


(3) you have not taken withdrawals in that Contract Year in excess of the Annual Benefit Payment at the time the request is approved;


(4) the request and proof satisfactory to us of confinement are received by us at our Annuity Service Office while you are confined;


(5) your Account Value is greater than zero at the time the request is approved; and


(6)    the GWB rider has not been terminated.

In the case of Joint Owners, the Payment Enhancement Feature applies to either Joint Owner. If the Owner is not a natural person, the Payment Enhancement Feature applies to the Annuitant.


If you meet the requirements, your Annual Benefit Payment for that Contract Year is recalculated to the greater of:


(a) the GWB Withdrawal Rate multiplied by the Payment Enhancement Rate, and then multiplied by the Total Guaranteed Withdrawal Amount; or;


(b)    your Annual Benefit Payment before the acceptance of your request.


Your remaining Annual Benefit Payment in that year is the new Annual Benefit Payment less any withdrawals already taken in that Contract Year.


The Payment Enhancement Feature may allow you to receive a larger Annual Benefit Payment for a Contract Year without taking an Excess Withdrawal (see "Managing Your Withdrawals" above). The Payment Enhancement Feature does not
                                                                         ---
increase the Total Guaranteed Withdrawal Amount (the minimum total amount you are guaranteed to receive over time under the GWB rider) or the Remaining Guaranteed Withdrawal Amount (the remaining amount you are guaranteed to receive over time under the GWB rider).


At the end of the Contract Year, your GWB Withdrawal Rate will be reset to what it was prior to the acceptance of your request. In subsequent Contract Years, you may request that your GWB Withdrawal Rate be increased by the Payment Enhancement Rate if you meet the conditions above.


The Payment Enhancement Feature is only available if the oldest Owner is age 75 or younger at the contract issue date. The Payment Enhancement Feature is not available in Connecticut, Illinois, or South Dakota. As of the date of this prospectus, the Payment Enhancement Feature is available in all other states in which the GWB rider is available for purchase.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the GWB rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the GWB rider will terminate, we will no longer deduct the GWB rider charge, and the investment allocation restrictions and subsequent Purchase Payment restrictions described in "Purchase - Investment Allocation Restrictions Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, EDB Max, and GWB v1 Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the GWB rider on the 15th contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. CONTRACT OWNERS WHO ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS (IF PERMITTED UNDER THE GWB RIDER; SEE "RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS" BELOW) SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. HOWEVER, BECAUSE PURCHASE PAYMENTS MADE AFTER 120 DAYS WILL INCREASE YOUR ACCOUNT VALUE, SUCH PURCHASE PAYMENTS MAY HAVE A SIGNIFICANT IMPACT ON WHETHER OR NOT A GUARANTEED PRINCIPAL ADJUSTMENT IS DUE. THEREFORE, THE GWB MAY NOT BE APPROPRIATE FOR YOU IF YOU INTEND TO MAKE ADDITIONAL PURCHASE

PAYMENTS AFTER THE 120-DAY PERIOD AND ARE PURCHASING THE GWB FOR ITS GUARANTEED PRINCIPAL ADJUSTMENT FEATURE.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GWB investment allocation restrictions, see "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, EDB Max, and GWB v1 Riders."


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. While the GWB rider is in effect, you are limited to making Purchase Payments within the GWB Purchase Payment Period (see the GWB Rate Table). If the GWB rider is cancelled (see "Cancellation and Guaranteed Principal Adjustment" above) or terminated (see "Termination of the GWB Rider" below), this restriction on subsequent Purchase Payments no longer applies.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments as described in "Expenses - Withdrawal Charge" (also see "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program").


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDER IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE GWB RIDER AT THE TIME OF THE WITHDRAWAL, IF THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


GWB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may purchase the GWB rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GWB rider.


TERMINATION OF THE GWB RIDER. The GWB rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive the Remaining Guaranteed Withdrawal Amount, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the GWB rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive the Remaining Guaranteed Withdrawal Amount, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) the death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the primary Beneficiary is the spouse, the spouse is age 80 or younger, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) a change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6)    the effective date of the cancellation of the rider;


(7) the termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the GWB rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the GWB rider charge will no longer be deducted, the GWB investment allocation restrictions will no longer apply, and the GWB restrictions on subsequent Purchase Payments will no longer apply.


ADDITIONAL INFORMATION. The GWB rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the GWB rider is in effect, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit. Otherwise, the provisions of that contractual death benefit will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


GUARANTEED WITHDRAWAL BENEFIT AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


1)    Annuitize the Account Value under the contract's annuity provisions.


2) Elect to receive the Annual Benefit Payment under the GWB rider paid each year until the RGWA is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the RGWA to zero.


If you do not select an Annuity Option or elect to receive payments under the GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity

Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB rider.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GWB


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GWB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Total Guaranteed Withdrawal Amount (TGWA) and Remaining Guaranteed Withdrawal Amount (RGWA) on a proportionate basis. (Reducing the TGWA and RGWA on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GWB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual, or annual basis.



Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the TGWA and RGWA on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the GWB Withdrawal Rate multiplied by the TGWA each Contract Year. Any amounts above the GWB Withdrawal Rate multiplied by the TGWA that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GWB, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments equal to the GWB Withdrawal Rate multiplied by the TGWA, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.



If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the TGWA, RGWA, and Annual Benefit Payment being reduced.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


GWB RATE TABLE


The GWB Rate Table lists the following for the GWB:


o  the GWB Withdrawal Rate: if you take withdrawals that do not exceed the GWB
       -------------------
     Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount, those withdrawals will not reduce the Total Guaranteed Withdrawal Amount and Annual Benefit Payment. (Taking withdrawals that do exceed the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount will reduce the Total Guaranteed Withdrawal Amount and Annual Benefit Payment, and may have a significant negative impact on the value of the benefits available under the GWB - see "Operation of the Guaranteed Withdrawal Benefit-Managing Your Withdrawals.") For IRAs and other Qualified Contracts, also see "Operation of the Guaranteed Withdrawal Benefit-Required Minimum Distributions.";


o  the GWB Purchase Payment Period, which is the period of time following the
       ---------------------------
     contract issue date during which you may make subsequent Purchase Payments (see "Operation of the Guaranteed Withdrawal Benefit - Restrictions on Subsequent Purchase Payments"); and


o  the Payment Enhancement Rate, which is the percentage by which the GWB
       ------------------------
     Withdrawal Rate will be increased if you request and meet the requirements of the Payment Enhancement Feature under the GWB rider (see "Operation of the Guaranteed Withdrawal Benefit-Payment Enhancement Feature").


DIFFERENT VERSIONS OF THE GWB. From time to time, we may introduce new versions of the GWB. If we introduce a new version of the rider, we generally will do so by updating the GWB Rate Table to show the new version, together with any prior versions, the dates each rider version was offered, and the specific rates and other terms applicable to each version. Changes to the GWB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus.

GWB RATE TABLE



                                                                       GWB
                  DATE        DATE                 GWB               PURCHASE    PAYMENT
     GWB         FIRST        LAST             WITHDRAWAL            PAYMENT   ENHANCEMENT
    RIDER      AVAILABLE   AVAILABLE              RATE                PERIOD     RATE/2/
                                            if first
                                           withdrawal
                                        taken before 5th  5.0%
                                            contract
                                          anniversary
                                            if first
                                           withdrawal
                                                                    120 days
                                       taken on or after
                                                                      from
                                          5th contract
   GWB v1/1/   04/29/13        -                          6.0%      contract      150%
                                        anniversary but
                                                                      issue
                                          before 10th
                                                                      date
                                            contract
                                          anniversary
                                            if first
                                           withdrawal
                                       taken on or after  7.0%
                                         10th contract
                                          anniversary

--------

(1) The GWB v1 rider is currently available for purchase in all states except California, Oregon, and Vermont.


(2) The Payment Enhancement Feature is not available in Connecticut, Illinois, or South Dakota.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT



If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but also want to guarantee that you will receive lifetime income regardless of investment performance (subject to the conditions described in "Operation of the GLWB" below, including the condition that withdrawals before the Lifetime Withdrawal Age or withdrawals that are Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee), we offer a rider for an additional charge, called the Guaranteed Lifetime Withdrawal Benefit (GLWB). Currently we offer two variations of the GLWB rider:
FlexChoice Level and FlexChoice Expedite (see "GLWB Variations" below.)


The GLWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that you will receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" below. You may begin taking withdrawals under the GLWB rider immediately or at a later time; however, any withdrawals taken prior to the Lifetime Withdrawal Age will reduce the Benefit Base (see "Managing Your Withdrawals" below).



In states where approved, you may purchase the GLWB rider if you are at least age 50 and not older than age 85 on the effective date of your contract. You may not select this rider together with the GWB v1 rider, a GMIB rider, or an EDB rider. Once selected, the GLWB rider may not be terminated except as stated below.


SUMMARY OF THE GLWB


THE FOLLOWING SECTION PROVIDES A SUMMARY OF HOW THE GLWB RIDER WORKS. A MORE DETAILED EXPLANATION OF THE OPERATION OF THE GLWB RIDER IS PROVIDED IN THE SECTION BELOW CALLED "OPERATION OF THE GLWB."



The GLWB rider guarantees that you will receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" below (including the condition that withdrawals before the Lifetime Withdrawal Age or withdrawals that are Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee). THE GLWB RIDER DOES NOT GUARANTEE LIFETIME INCOME IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO DUE TO A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE OR A WITHDRAWAL THAT IS AN EXCESS WITHDRAWAL (SEE "MANAGING YOUR WITHDRAWALS" BELOW).



Under the GLWB rider, we calculate a Benefit Base (the "Benefit Base") that determines the maximum amount you may receive as withdrawals each Contract Year after the Lifetime Withdrawal Age (the "Annual Benefit Payment") without reducing your Benefit Base, and determines the amount of any lifetime payments if the Account Value is reduced to zero. The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin. The Benefit Base will be reduced for any withdrawal prior to the Lifetime Withdrawal Age or any Excess Withdrawal (and any subsequent withdrawals in the Contract Year that an Excess Withdrawal occurs). In any event, withdrawals under the GLWB rider will reduce your Account Value and death benefits.


IT IS IMPORTANT TO RECOGNIZE THAT THE BENEFIT BASE IS NOT AVAILABLE TO BE TAKEN AS A LUMP SUM OR PAID AS A DEATH BENEFIT AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. However, if you cancel the GLWB rider after a waiting period of at least ten (10) years (the "Guaranteed Principal Adjustment Eligibility Date") the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract reduced proportionately for any withdrawals, if greater than the Account Value at the time of the cancellation. (See "Cancellation and Guaranteed Principal Adjustment" below.)


While the GLWB rider is in effect, we may reject subsequent Purchase Payments by sending advance written notice if any of the changes listed in the section "Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GLWB - Potential Restrictions on Subsequent Purchase Payments" occur. Restrictions on subsequent Purchase Payments will remain in effect until



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the GLWB rider is terminated unless we provide advance written notice to you otherwise.



OPERATION OF THE GLWB



The following section describes how the GLWB operates. When reading the following description of the operation of the GLWB rider (for example, the "Benefit Base" and "Annual Benefit Payment" sections), refer to the GLWB Rate Table at the end of this section for the specific rates and other terms applicable to your GLWB rider.



(See Appendix E for examples illustrating the operation of the GLWB.)



BENEFIT BASE. While the GLWB rider is in effect, we guarantee that you will receive lifetime income regardless of investment performance, subject to the conditions described below. To determine the maximum amount that may be withdrawn in the current Contract Year (the "Annual Benefit Payment"), we multiply the Benefit Base by the GLWB Withdrawal Rate (see "GLWB Rate Table") while the Account Value is greater than zero. The initial BENEFIT BASE is equal to your initial Purchase Payment. We increase the Benefit Base by each additional Purchase Payment. Any withdrawals taken prior to the date you reach the Lifetime Withdrawal Age (see "GLWB Rate Table" below) will reduce the Benefit Base in the same proportion that such withdrawal (including Withdrawal Charges, if any) reduces the Account Value (a "Proportional Adjustment"). For example, if the Benefit Base is $120,000, the Account Value is $100,000 and you withdraw $10,000 (including any Withdrawal Charge), then your Benefit Base is decreased by $12,000 to $108,000 [$120,000 x ($10,000/$100,000) = $12,000]. Any
withdrawals taken after the Lifetime Withdrawal Age that do not exceed, or cause the cumulative withdrawals in the Contract Year to exceed, the Annual Benefit Payment, will not reduce the Benefit Base. We refer to this type of withdrawal as a "Non-Excess Withdrawal." If, however, you take a withdrawal that exceeds the Annual Benefit Payment (or results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment), then such withdrawal, and any subsequent withdrawals that occur in that Contract Year, will trigger a Proportional Adjustment to the Benefit Base. We refer to this type of withdrawal as an "Excess Withdrawal." DEPENDING ON THE RELATIVE AMOUNTS OF THE BENEFIT BASE AND THE ACCOUNT VALUE, SUCH PROPORTIONAL ADJUSTMENT MAY RESULT IN A SIGNIFICANT REDUCTION TO THE BENEFIT BASE (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE BENEFIT BASE), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE TOTAL AMOUNT YOU ARE GUARANTEED TO RECEIVE UNDER THE GLWB RIDER (SEE "MANAGING YOUR WITHDRAWALS" BELOW).


On each contract anniversary on or before the Rollup Rate Period End Date (see "GLWB Rate Table"), if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate (see "GLWB Rate Table") multiplied by the Benefit Base before such increase. The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate, if applicable, is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary (see "Automatic Step-Up" below).


ANNUAL BENEFIT PAYMENT. After the Lifetime Withdrawal Age, the ANNUAL BENEFIT PAYMENT is the maximum amount that may be withdrawn in the current Contract Year without triggering a Proportional Adjustment to the Benefit Base (prior to the Lifetime Withdrawal Age, there is no Annual Benefit Payment). After the Lifetime Withdrawal Age, the initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the applicable GLWB WITHDRAWAL RATE. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age (see "GLWB Rate Table"). As shown in the GLWB Rate Table, waiting to take your first withdrawal will result in a higher GLWB Withdrawal Rate. The GLWB Withdrawal Rate will not change once determined. If the Benefit Base is later recalculated (for example, because of additional Purchase Payments, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Benefit Base multiplied by the GLWB Withdrawal Rate.


Each time a withdrawal is made in a Contract Year, we decrease the Annual Benefit Payment for that Contract Year by such withdrawal and the remaining amount is the "Remaining Annual Benefit Payment." If the Benefit Base is increased due to a subsequent Purchase Payment, causing



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the Annual Benefit Payment to increase, the Remaining Annual Benefit Payment will increase by the same amount the Annual Benefit Payment increased.


As long as your Account Value has not been reduced to zero, your Annual Benefit Payment equals the applicable GLWB Withdrawal Rate multiplied by the Benefit Base.


If your contract is subject to Required Minimum Distributions (see "Required Minimum Distributions" below), your Annual Benefit Payment will be set equal to your Required Minimum Distribution Amount, if greater than the Annual Benefit Payment calculated as described above.


You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see "Access To Your Money - Systematic Withdrawal Program"). While the GLWB rider is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and you may terminate your participation at any time.


It is important to note:


o If your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero. Effective as of your next contract anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate (see "GLWB Rate Table") multiplied by the Benefit Base, to you for the rest of your life. If, however, your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB rider charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to you for the rest of your life.


o If your Account Value is reduced to zero prior to the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB rider charge from your Account Value, we will begin making monthly payments, using the GLWB Lifetime Guarantee Rate that corresponds to the Lifetime Withdrawal Age to you for the rest of your life.


o IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO DUE TO A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE OR BECAUSE YOU MAKE AN EXCESS WITHDRAWAL, LIFETIME PAYMENTS ARE NOT AVAILABLE, NO FURTHER BENEFITS WILL BE PAYABLE UNDER THE GLWB RIDER, AND THE GLWB RIDER WILL TERMINATE.


o If your contract has not been continued under Spousal Continuation described below, you may elect to have your Annual Benefit Payments paid for the life of you and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see "GLWB Rate Table".)


o You may elect to receive a lump sum in lieu of lifetime payments. The lump sum value will be determined as of the date the Account Value is reduced to zero and will be a value determined based on the Annual Benefit Payments due to you, not including any Remaining Annual Benefit Payment payable in the current Contract Year. You will have a minimum of 30 days from the date of the Notice of this option to make this election. The lump sum will be payable on the Business Day the Notice is received. Payment of the lump sum will terminate the contract and all obligations of the Company.


o While we are making Annual Benefit Payments after the Account Value is reduced to zero, no death benefit will be available.


o IF YOU HAVE SELECTED THE GLWB RIDER, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GLWB RIDER, BECAUSE THE BENEFIT BASE MAY NOT BE INCREASED BY THE ROLLUP RATE AND THE GLWB WITHDRAWAL RATE IS DETERMINED BY WHEN YOU TAKE YOUR FIRST WITHDRAWAL AFTER THE LIFETIME WITHDRAWAL AGE (SEE "GLWB RATE TABLE"). AS SHOWN IN THE GLWB RATE TABLE, WAITING TO TAKE YOUR FIRST WITHDRAWAL MAY RESULT IN A HIGHER GLWB WITHDRAWAL RATE. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.


o At any time during the Accumulation Phase, you can elect to annuitize under current annuity rates in lieu of



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     continuing the GLWB rider. Annuitization may provide higher income amounts if the current annuity option rates applied to the Account Value on the date payments begin exceed the payments under the GLWB rider. Also, income provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB rider.


GLWB VARIATIONS. We currently offer two variations of the GLWB rider. The two variations are FlexChoice Level and FlexChoice Expedite. The GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate will vary depending on the variation you choose. Depending on your expectations and preferences, you can choose the variation that best meets your needs.


Prior to issuance, you must select either:


o FlexChoice Level: offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime; or


o FlexChoice Expedite: offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.


For both variations, you may elect to have your Annual Benefit Payments paid for the life of you and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see "GLWB Rate Table").



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals (including any withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE BENEFIT BASE IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY WITHDRAWAL CHARGE) REDUCES THE ACCOUNT VALUE AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW BENEFIT BASE MULTIPLIED BY THE APPLICABLE GLWB WITHDRAWAL RATE. In addition, you should not take withdrawals of any amount prior to the Lifetime Withdrawal Age. IF YOU TAKE A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE, WE WILL RECALCULATE THE BENEFIT BASE IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY WITHDRAWAL CHARGE) REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE BENEFIT BASE CAUSED BY WITHDRAWALS PRIOR TO THE LIFETIME WITHDRAWAL AGE, AND IN THE BENEFIT BASE AND THE ANNUAL BENEFIT PAYMENT CAUSED BY EXCESS WITHDRAWALS, MAY BE SIGNIFICANT. You are still eligible to receive lifetime payments so long as the Excess Withdrawal or withdrawal prior to the Lifetime Withdrawal Age did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL (OR ANY WITHDRAWAL PRIOR TO LIFETIME WITHDRAWAL AGE) THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT AND CAUSE LIFETIME PAYMENTS TO NOT BE AVAILABLE.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR BENEFIT BASE AND ANNUAL BENEFIT PAYMENT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or Remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Benefit Base (and Annual Benefit Payment). The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or Remaining Annual Benefit Payment); this withdrawal will reduce your Benefit Base and Annual Benefit Payment. For an example of taking multiple withdrawals in this situation, see Appendix E, "Withdrawals - Withdrawals After the Lifetime Withdrawal Age - Excess Withdrawals."



You can always make Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Remaining Annual Benefit Payment does not carry over into subsequent Contract Years. For example, if your Annual Benefit Payment is 4% of your Benefit Base, you cannot withdraw 2% in one year and then withdraw 6% the next year without making an Excess Withdrawal in the second year.


Income taxes and penalties may apply to your withdrawals. Withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free



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withdrawal amount in any Contract Year. (See "Expenses - Withdrawal Charges.")


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. If your contract is an IRA or other contract subject to Section 401(a)(9) of the Code, and the required distributions are larger than the Annual Benefit Payment, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater).


If:


(1) you are enrolled in the automated required minimum distribution service or in both the automated required minimum distribution service and the Systematic Withdrawal Program;


(2)    you do not take additional withdrawals outside of these two programs;
     and


(3) your Remaining Annual Benefit Payment for the Contract Year is equal to zero;


we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which you are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment.


See "Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GLWB" below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.


AUTOMATIC STEP-UP. On each contract anniversary prior to the contract Owner's 91st birthday, an Automatic Step-Up will occur, provided that the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up (and provided that you have not chosen to decline the Automatic Step-Up as described below).


The Automatic Step-Up:


o will increase the Benefit Base to the Account Value on the date of the Automatic Step-Up regardless of whether or not you have taken any withdrawals;


o will increase the Annual Benefit Payment to equal to the applicable GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and


o may increase the GLWB rider charge to a rate that does not exceed the lower of: (a) the GLWB rider maximum charge (2.00%) or (b) the current rate that we would charge for the same rider with the same benefits, if available for new contract purchases at the time of the Automatic Step-Up.


In the event that your GLWB rider charge would increase with the Automatic Step-Up, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Step-Up and related increased GLWB rider charge. If you elect to decline the Automatic Step-Up, you must notify us in writing at your Administrative Office no less than seven calendar days prior to the applicable contract anniversary. Once you notify us of your decision to decline the Automatic Step-Up, you will no longer be eligible for future Automatic Step-Ups until you notify us in writing at your Administrative Office that you wish to reinstate the Automatic Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. If your contract has both the GLWB rider and the GLWB Death Benefit (see "GLWB Death Benefit" below), and you choose to decline the Automatic Step-Up, the Automatic Step-Up for both the Benefit Base and the GLWB Death Benefit Base will no longer be eligible for future Automatic Step-Ups until you elect to reinstate the Automatic Step-Ups. You may not elect to decline the Automatic Step-Up for only one of the two riders.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the GLWB rider on the contract anniversary every five Contract Years for the first 10 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our administrative procedures (currently we require you to submit your request in writing to your Administrative Office). The cancellation will take effect upon our receipt of your request. If cancelled, the GLWB rider will terminate, we will no longer deduct the GLWB rider charge, and the investment allocation restrictions described in "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GLWB" will no longer apply. The contract, however, will continue.


If you cancel the GLWB rider on the 10th contract anniversary or any contract anniversary thereafter, we will



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add a Guaranteed Principal Adjustment to your Account Value if (a) exceeds (b), as defined below. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced by the Proportional Adjustment attributable to any partial withdrawals taken (including any applicable Withdrawal Charges); and


(b)    is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. CONTRACT OWNERS WHO ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. HOWEVER, BECAUSE PURCHASE PAYMENTS MADE AFTER 120 DAYS WILL INCREASE YOUR ACCOUNT VALUE SUCH PURCHASE PAYMENTS MAY HAVE A SIGNIFICANT IMPACT ON WHETHER OR NOT A GUARANTEED PRINCIPAL ADJUSTMENT IS DUE. THEREFORE, THE GLWB RIDER MAY NOT BE APPROPRIATE FOR YOU IF YOU INTEND TO MAKE ADDITIONAL PURCHASE PAYMENTS AFTER THE 120-DAY PERIOD AND ARE PURCHASING THE GLWB RIDER FOR ITS GUARANTEED PRINCIPAL ADJUSTMENT FEATURE.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GLWB investment allocation restrictions see "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GLWB."


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. For a detailed description of the restrictions or potential restrictions on subsequent Purchase Payments that may apply for your version of the GLWB, see the applicable subsection of "Purchase
- Investment Allocation Restrictions for Certain Riders - Investment
Allocation and Other Purchase Payment Restrictions for the GLWB."


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments as described in "Expenses - Withdrawal Charge" (also see "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program").


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal income tax penalty may apply.


TAX TREATMENT. The tax treatment of withdrawals under the GLWB rider is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base under the GLWB rider at the time of the withdrawal, if the Benefit Base is greater than the Account Value (prior to Withdrawal Charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax adviser prior to purchase.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the issue age and Annual Benefit Payment. If Joint Owners are named, the age of the older Joint Owner will be used to determine the issue age and the Annual Benefit Payment. For the purposes of the Guaranteed Lifetime Withdrawal Benefit section of the Prospectus, "you" always means the Owner, older Joint Owner, or the Annuitant, if the Owner is a non-natural person.


GLWB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the Internal Revenue Service required distribution rules, you may not purchase a GLWB rider.


TERMINATION OF THE GLWB RIDER. The GLWB rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value that is: (a) an Excess Withdrawal or a withdrawal prior to the Lifetime Withdrawal Age (a pro rata portion of the rider charge will be assessed); or (b) a Non-Excess



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     Withdrawal (you are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will not be assessed);


(2) the date you apply any portion of the Account Value to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the GLWB rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) the death of the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the primary Beneficiary is the spouse and the spouse elects to continue the contract under the spousal continuation provisions of the contract (see "Spousal Continuation" below);


(5)    the death of the Owner after the first Spousal Continuation;


(6) a change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(7)    the effective date of the cancellation of the rider;


(8) the termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(9) the date you assign your contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the GLWB rider if you assign a portion of the contract under the following limited circumstances: if the new Owner or assignee assumes full ownership of the contract and is essentially the same person or if the assignment is solely for your benefit on account of your direct transfer of Account Value under
Section 1035 of the Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the GLWB rider charge will no longer be deducted and the GLWB investment allocation restrictions and any Purchase Payment restrictions will no longer apply.


SPOUSAL CONTINUATION. Subject to the Minimum Spousal Age (see "GLWB Rate Table"), if your spouse continues the contract under the Spousal Continuation provisions of the contract, and the GLWB is in effect at the time of the continuation, then the same terms and conditions that applied to the contract Owner under the GLWB will continue to apply to the surviving spouse, and the surviving spouse is guaranteed to receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" and provided the GLWB is not terminated or cancelled (see "Termination of the GLWB Rider" above). If your spouse is younger than the Minimum Spousal Age, your spouse may continue the contract; however, the GLWB will terminate.


If no withdrawal has been made after the Lifetime Withdrawal Age and the contract has been continued under Spousal Continuation, then the first withdrawal by the new Owner after the new Owner reaches the Lifetime Withdrawal Age will determine the GLWB Withdrawal Rate. However, if a withdrawal has been made after the Lifetime Withdrawal Age by the contract Owner prior to the contract Owner's death, the GLWB Withdrawal Rate that applies after Spousal Continuation will be the same as the GLWB Withdrawal Rate in effect prior to Spousal Continuation.


If the GLWB is continued under Spousal Continuation and the Account Value is subsequently reduced to zero because of a Non-Excess Withdrawal, or because there are insufficient funds to deduct any GLWB rider charge from the Account Value, lifetime payments will be made using the applicable Single Lifetime Guarantee Rate (see "GLWB Rate Table") to your spouse (the new contract Owner) for



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the rest of his or her life. The Joint Lifetime Guarantee Rate is not available after Spousal Continuation (see "GLWB Rate Table").


The GLWB will not terminate upon the first Spousal Continuation of the contract; however, it will terminate upon any subsequent Spousal Continuations.


GUARANTEED LIFETIME WITHDRAWAL BENEFIT AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the GLWB, depending on the applicable annuity rates and your Account Value on the Annuity Date. Also, income provided by annuitizing under the applicable annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB optional benefit.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) If you are eligible for lifetime withdrawals under the GLWB, elect to receive the Annual Benefit Payment paid each year until your death (or the later of your or your spousal Beneficiary's death).


If you do not select an Annuity Option or elect to receive payments under the GLWB rider, we will annuitize your contract under the Life Annuity With 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GLWB rider.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GLWB


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GLWB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Benefit Base on a proportionate basis. (Reducing the Benefit Base on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GLWB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in the both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the Annual Benefit Payment each Contract Year. Any amounts above the Annual Benefit Payment that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GLWB rider, enroll in the Systematic Withdrawal Program and elect to receive monthly payments equal to the Annual Benefit Payment, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic

Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Benefit Base and Annual Benefit Payment being reduced.


To enroll the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


GLWB DEATH BENEFIT


If you select the GLWB rider, you will receive the Principal Protection death benefit, as described under "Death Benefit - Standard Death Benefit - Principal Protection." However, in states where approved, you may also select the GLWB Death Benefit for an additional charge when you select the GLWB rider if you are at least age 50 and not older than age 65 at the effective date of your contract.



The GLWB Death Benefit is currently available for purchase in all states except Minnesota, Oregon, Pennsylvania, and Washington.



You should understand that by electing both the GLWB rider and the GLWB Death Benefit, you will be paying for and receiving both a living benefit and a death benefit and the cost of the combined riders will be higher than the cost of either a GLWB rider or other available death benefits individually. Please note that other standard or optional death benefits are available under the contract. You should also understand that once GLWB rider lifetime payments begin or the GLWB rider terminates, the GLWB Death Benefit will be terminated.


SUMMARY OF THE GLWB DEATH BENEFIT



Under the GLWB Death Benefit, we calculate a "GLWB Death Benefit Base" that, if greater than the Principal Protection death benefit (see "Death Benefit - Standard Death Benefit - Principal Protection") will be paid instead of the Principal Protection death benefit. All other provisions of your contract's death benefit will apply.


OPERATION OF THE GLWB DEATH BENEFIT



The following section describes how the GLWB Death Benefit operates. When reading the following descriptions of the operation of the GLWB Death Benefit (for example, "Excess Withdrawals," "Non-Excess Withdrawals," "Rollup Rate," "Rollup Rate Period End Date," "Automatic Step-Up" and "Benefit Base"), refer to the "Guaranteed Lifetime Withdrawal Benefit" section above.


If you select the GLWB Death Benefit, the amount of the death benefit will be the greater of:


(1)    the GLWB Death Benefit Base; and



(2)    the Principal Protection death benefit.


(See Appendix F for examples illustrating the operation of the GLWB Death Benefit.)



GLWB DEATH BENEFIT BASE. The GLWB DEATH BENEFIT BASE is an amount used to determine your death benefit, and is also the amount the GLWB Death Benefit rider charge is applied. As of the Issue Date, the initial GLWB Death Benefit Base is equal to your initial purchase payment. The GLWB Death Benefit Base will be increased by the amount of each purchase payment made, and reduced for all withdrawals as described below.


The GLWB Death Benefit Base cannot be withdrawn in a lump sum.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals to retain the full benefit of this rider. In other words, you should not take Excess Withdrawals.


IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE GLWB DEATH BENEFIT BASE IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY WITHDRAWAL CHARGE) REDUCES THE ACCOUNT VALUE. THE REDUCTION IN THE GLWB DEATH BENEFIT BASE MAY BE SIGNIFICANT. You are still eligible to receive the death benefit so long as the Account Value does not decline to zero.


ANY WITHDRAWALS TAKEN PRIOR TO THE DATE YOU REACH THE LIFETIME WITHDRAWAL AGE WILL TRIGGER A PROPORTIONAL ADJUSTMENT TO THE GLWB DEATH BENEFIT BASE.


After the Lifetime Withdrawal Age, the GLWB Death Benefit Base will be reduced for all withdrawals. Non-Excess Withdrawals reduce the GLWB Death Benefit Base by the amount of the withdrawal. Excess Withdrawals, and any subsequent withdrawals that occur in that Contract Year, trigger a Proportional Adjustment to the GLWB Death Benefit Base.



IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR GLWB DEATH BENEFIT BASE BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or Remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will reduce your GLWB Death Benefit Base by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or Remaining Annual Benefit Payment); this withdrawal will cause a Proportional Adjustment to your GLWB Death Benefit Base. For an example of taking multiple withdrawals in this situation, see Appendix F, "Withdrawals - Withdrawals After the Lifetime Withdrawal Age - Excess Withdrawals."



On each contract anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the GLWB Death Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the GLWB Death Benefit Base before such increase. The GLWB Death Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date.


The Rollup Rate, if applicable, is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary. The GLWB Death Benefit Base may also increase due to an Automatic Step-Up.


AUTOMATIC STEP-UP. If an Automatic Step-Up increases the Benefit Base to the Account Value on the date of the Automatic Step-Up (see "Guaranteed Lifetime Withdrawal Benefit - Automatic Step-Up"), the GLWB Death Benefit Base will also increase to the Account Value, after deducting any rider charge but prior to processing any transactions on such date.


The Automatic Step-Up:


o will increase the GLWB Death Benefit Base to the Account Value on the date of the Automatic Step-Up regardless of whether or not you have taken any withdrawals; and


o may increase the GLWB Death Benefit rider charge to a rate that does not exceed the lower of: (a) the GLWB Death Benefit maximum charge (1.20%) or
     (b) the current rate that we would charge for the same rider with the same benefits, if available for new contract purchases at the time of the Automatic Step-Up.


If however, the GLWB Death Benefit rider charge currently applicable to such Automatic Step-Up is less than or equal to your GLWB Death Benefit rider charge your rate will not change.


You may choose to decline the Automatic Step-Up and related increased GLWB Death Benefit rider charge. Once you notify us of your decision to decline the Automatic Step-Up, you will no longer be eligible for future Automatic Step-Ups until you notify us in writing at our Annuity Service Center that you wish to reinstate the Automatic Step-Ups (see "Guaranteed Lifetime Withdrawal Benefit - Automatic Step-Up" above.)


TERMINATION OF THE GLWB DEATH BENEFIT. If the GLWB rider is cancelled or terminated as described above under "Guaranteed Lifetime Withdrawal Benefit - Termination of the GLWB Rider", the GLWB Death Benefit will terminate and the GLWB Death Benefit charge will no longer be deducted.


SPOUSAL CONTINUATION. For information on Spousal Continuation, see the "Operation of the GLWB - Spousal Continuation" section.


GLWB RATE TABLE


The GLWB Rate Table lists the following for the GLWB rider.


o  Rollup Rate: Prior to the Rollup Rate Period End Date, the minimum rate at
   -----------
     which the Benefit Base is increased at each contract anniversary if a withdrawal has not occurred in the previous Contract Year.


o  Rollup Rate Period End Date: The period of time following the contract issue
   ---------------------------
     date during which the Benefit Base (and the GLWB Death Benefit Base, if applicable) will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base (or GLWB Death Benefit Base, if applicable).


o  GLWB Withdrawal Rate: After the Lifetime Withdrawal Age, if you take
   --------------------
     withdrawals that do not exceed the GLWB Withdrawal Rate multiplied by the Benefit Base (the "Annual Benefit Payment") such withdrawals will not reduce the Benefit Base and Annual Benefit Payment. (Taking withdrawals that exceed the Annual Benefit Payment will reduce the Benefit Base and Annual Benefit Payment and may have a significant negative impact on the value of the benefits available under the GLWB - see "Operation of the GLWB - Managing Your Withdrawals.") For IRAs and other Qualified Contracts, also see "Operation of the GLWB - Required Minimum Distributions."


o  GLWB Lifetime Guarantee Rate: If your Account Value is reduced to zero after
   ----------------------------
     the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero (see "Annual Benefit Payment" above). Effective as of your next contract anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate multiplied by the Benefit Base, to you for the rest of your life. If your Account Value is reduced to zero after the Lifetime Withdrawal Age because there are insufficient funds to deduct any rider charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to you for the rest of your life.


DIFFERENT VERSIONS OF THE GLWB. From time to time, we may introduce new versions of the GLWB rider. If we introduce a new version of the rider, we generally will do so by updating the GLWB Rate Table to show the new version, together with any prior versions, the dates each rider version was offered, and the specific rates and other terms applicable to each version. Changes to the GLWB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus.

GLWB RATE TABLE


FLEXCHOICE LEVEL


Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.





     DATE         DATE                ROLLUP RATE    LIFETIME
    FIRST         LAST      ROLLUP     PERIOD END   WITHDRAWAL
  AVAILABLE    AVAILABLE     RATE         DATE          AGE
                                          10th
02/14/15/1/        -      5.00%         Contract     59 1/2
                                      Anniversary



                                                                   GLWB LIFETIME
     DATE         MINIMUM         GLWB WITHDRAWAL RATE            GUARANTEE RATE
    FIRST         SPOUSAL         (WHEN ACCOUNT VALUE           (WHEN ACCOUNT VALUE
  AVAILABLE         AGE           IS GREATER THAN $0)            IS REDUCED TO $0)
                               AGE AT 1ST                   SINGLE        JOINT
                               WITHDRAWAL    WITHDRAWAL     LIFETIME      LIFETIME
                                AFTER AGE       RATE        GUARANTEE     GUARANTEE
                                 59 1/2                        RATE          RATE
              Your Spouse's
                             59 1/2 to less
              Date of Birth
                                             4.00%          4.00%         3.00%
                                 than 65
                may not be
02/14/15/1/    more than 10
               years after     65 to less
                                             5.00%          5.00%         4.00%
               your Date of      than 75
                  Birth.
                               75 to less
                                             5.25%          5.25%         4.25%
                                 than 80
                                   80+       5.75%          5.75%         4.75%




FLEXCHOICE EXPEDITE


Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.




                                        ROLLUP
     DATE         DATE                   RATE       LIFETIME
    FIRST         LAST      ROLLUP    PERIOD END   WITHDRAWAL       MINIMUM
  AVAILABLE    AVAILABLE     RATE        DATE          AGE        SPOUSAL AGE
                                                                 Your Spouse's
                                                                 Date of Birth
                                         10th
                                                                  may not be
02/14/15/1/        -      5.00%        Contract     59 1/2
                                                                 more than 10
                                      Anniversary
                                                               years after your
                                                                Date of Birth.



     DATE         GLWB WITHDRAWAL RATE          GLWB LIFETIME GUARANTEE RATE
    FIRST         (WHEN ACCOUNT VALUE                (WHEN ACCOUNT VALUE
  AVAILABLE       IS GREATER THAN $0)                 IS REDUCED TO $0)
                                           AGE WHEN
               AGE AT 1ST                              SINGLE        JOINT
                                            ACCOUNT
               WITHDRAWAL   WITHDRAWAL                 LIFETIME      LIFETIME
                                           VALUE IS
                AFTER AGE      RATE                    GUARANTEE     GUARANTEE
                                           REDUCED TO
                 59 1/2                                   RATE          RATE
                                              ZERO
                                              79 or
                                                       3.00%         2.00%
                59 1/2 to                    younger
                            5.00%
              less than 65
                                               80+     3.25%         2.25%
                                              79 or
                                                       4.00%         3.00%
02/14/15/1/
               65 to less                    younger
                            6.00%
                 than 75
                                               80+     4.25%         3.25%
                                              79 or
                                                       4.00%         3.00%
               75 to less                    younger
                            6.00%
                 than 80
                                               80+     4.25%         3.25%
                                              79 or
                                                          N/A           N/A
                                             younger
                   80+      6.75%
                                               80+     5.00%         4.00%





(1) The GLWB is currently available for purchase in all states except Minnesota, Oregon, and Pennsylvania. The GLWB Death Benefit is currently available for purchase in all states except Minnesota, Oregon, Pennsylvania, and Washington.

8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional EDB Max V rider. At the time you purchase the contract, depending on availability in your state, you can select the GLWB Death Benefit if you have selected the optional Guaranteed Lifetime Withdrawal Benefit (GLWB) living benefit rider (see "Living Benefits - Guaranteed Lifetime Withdrawal Benefit"). If you are age 72 or younger at the effective date of your contract, you may select the EDB Max V rider. The EDB Max V rider is currently available for purchase in all states. The EDB Max IV, EDB Max III, EDB Max II, Enhanced Death Benefit III, and Enhanced Death Benefit II riders are not available for purchase.


The EDB Max V rider may only be elected if you have elected the GMIB Max V rider. The EDB Max IV rider could only be elected if you elected the GMIB Max IV rider. The EDB Max III rider could only be elected if you elected the GMIB Max III rider. The EDB Max II rider could only be elected if you elected the GMIB Max II rider. The Enhanced Death Benefit III rider could only be elected if you elected the GMIB Plus IV rider. The Enhanced Death Benefit II rider could only be elected if you elected the GMIB Plus III rider. You may only select the GLWB Death Benefit if you have also selected the optional GLWB rider.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.

The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.



Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.



If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


ENHANCED DEATH BENEFIT AND DECEDENT CONTRACTS


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase an Enhanced Death Benefit rider.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.


(See Appendix G for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ENHANCED DEATH BENEFIT (EDB)


In states where approved, you may select the Enhanced Death Benefit (EDB) rider (subject to investment allocation restrictions) if you are age 72 or younger (for EDB Max V), or age 75 or younger (for all other versions of the EDB), at the effective date of your contract. The EDB rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


EDB VERSIONS MUST BE ELECTED WITH CORRESPONDING GMIB RIDERS. Each version of the EDB rider may only be elected if you have elected the corresponding GMIB rider:


o  EDB Max V may only be elected with GMIB Max V;


o  EDB Max IV could only have been elected with GMIB Max IV;


o  EDB Max III could only have been elected with GMIB Max III;


o  EDB Max II could only have been elected with GMIB Max II;

o  EDB III could only have been elected with GMIB Plus IV; and


o  EDB II could only have been elected with GMIB Plus III.


You should understand that by electing both a GMIB rider and an EDB rider, you will be paying for and receiving both an income benefit and a death benefit and the cost of the combined riders will be higher than the cost of either a GMIB rider or other available death benefit riders individually. Please note that a standard death benefit rider is available under this contract that is not required to be purchased in combination with a GMIB rider. You should also understand that once GMIB Annuity Payments begin under a GMIB rider, the EDB rider will be terminated.


SUMMARY OF THE EDB


THE FOLLOWING SECTION PROVIDES A SUMMARY OF HOW THE EDB WORKS. A MORE DETAILED EXPLANATION OF THE OPERATION OF THE EDB IS PROVIDED, IN THE SECTION BELOW CALLED "OPERATION OF THE EDB."


Under the EDB, we calculate a "Death Benefit Base" that, if greater than the Account Value at the time the death benefit is calculated, determines the death benefit amount. The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at the Annual Increase Rate.


DIFFERENT VERSIONS OF THE EDB. From time to time, we introduce new versions of the EDB. Each version of the EDB we have offered with this contract, and the versions we may currently be offering (if any), are listed in the "EDB Rate Table" immediately following the "Operation of the EDB" section below. The principal differences between the different versions of the EDB described in this prospectus are the items listed in the EDB Rate Table and the Investment Portfolios to which you are permitted to allocate Account Value while the EDB rider is in effect (see "Operation of the EDB - Investment Allocation Restrictions").


(See Appendix G for examples illustrating the operation of the EDB.)


OPERATION OF THE EDB


The following section describes how the EDB operates. When reading the following descriptions of the operation of the EDB (for example, the "Annual Increase Rate" and "Dollar-for-Dollar Withdrawal Percentage" sections), refer to the EDB Rate Table below for the specific rates and other terms applicable to your version of the EDB.


If you select an EDB rider, the amount of the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the Death Benefit Base.


DEATH BENEFIT BASE. The DEATH BENEFIT BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the date we issue your contract, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.

The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described below.


ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    the EDB Annual Increase Rate; or


(b)    the Required Minimum Distribution Rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


REQUIRED MINIMUM DISTRIBUTION RATE. The Required Minimum Distribution Rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the Contract Year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
       the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


(2b)    if you enroll in both the Systematic Withdrawal Program and the
                         ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of the EDB Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the Required Minimum Distribution Rate) is greater than item
(a) above (the EDB Annual Increase Rate), and your total withdrawals during a Contract Year, divided by the Annual Increase Amount at the beginning of the Contract Year, exceed the Required Minimum Distribution Rate, the Required
               ------
Minimum Distribution Rate is not used to calculate the Annual Increase Rate, and the Annual Increase Rate will be reduced to the EDB Annual Increase Rate (item (a) above). Therefore, the Annual Increase Rate for that Contract Year will be lower than the Required Minimum Distribution Rate, which could have the effect of reducing the value of the death benefit under the EDB.


After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE. One of the factors used in calculating withdrawal adjustments is called the "Dollar-for-Dollar Withdrawal Percentage." The Dollar-for-Dollar Withdrawal Percentage is the greater of:


(a)    the EDB Dollar-for-Dollar Withdrawal Rate; or


(b) the Required Minimum Distribution Rate (as defined above under "Annual Increase Rate").


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


After the contract anniversary immediately prior to the Owner's 91st birthday, the Dollar-for-Dollar Withdrawal Percentage is 0%.


For EDB Max IV only, the EDB Dollar-for-Dollar Withdrawal Rate, and therefore
-------------------
the Dollar-for-Dollar Withdrawal Percentage, will be higher if you wait to take your first withdrawal after a certain number of Contract Years. Once it is determined by the timing of the first withdrawal, the EDB Dollar-for-Dollar Withdrawal Rate will never increase or decrease. A HIGHER DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE ALLOWS YOU TO WITHDRAW A LARGER AMOUNT EACH CONTRACT YEAR WHILE RECEIVING DOLLAR-FOR-DOLLAR TREATMENT OF THE WITHDRAWALS RATHER THAN A PROPORTIONAL ADJUSTMENT. As discussed below, depending on the relative amounts of the Annual Increase Amount and the Account Value, a "dollar-for-dollar treatment" withdrawal adjustment may be more favorable than a "proportional reduction" withdrawal adjustment.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a)    proportional reduction: (1) if total withdrawals in a Contract Year are
       ----------------------
     greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage (as defined above); or (2) if the withdrawals occur on or after the contract anniversary immediately prior to your 91st birthday; or (3) if the withdrawals are not paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b)    dollar-for-dollar treatment: (1) if total withdrawals in a Contract Year
       ---------------------------
     are not greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage;
     (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. DEPENDING ON THE RELATIVE AMOUNTS OF THE ANNUAL INCREASE AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE ANNUAL INCREASE AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE ANNUAL INCREASE AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE VALUE OF THE DEATH BENEFIT UNDER THE EDB RIDER. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage) will result in dollar-for-dollar treatment of the withdrawals.


Example:
-------


o Dollar-for-Dollar withdrawals reduce the Annual Increase Amount by the same dollar amount as the withdrawal amount. For example, if you owned a EDB rider with a 4.5% EDB Dollar-for-Dollar Withdrawal Rate and took a $4,500 withdrawal in the first contract year, the withdrawal will reduce both the Account Value and Annual Increase Amount by $4,500.


o Proportionate withdrawals reduce the Annual Increase Amount by the same proportion that the withdrawal reduced the Account Value. For example, if you took a withdrawal during the first Contract Year equal to 10% of the Account Value, that withdrawal will reduce both the Account Value and the Annual Increase Amount by 10% in that year.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the EDB Annual Increase Rate. As described below,



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



an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or the Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both a GMIB rider and an EDB rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


Each Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2)    may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.

INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the investment allocation restrictions for your version of the EDB, see the applicable subsection of "Purchase - Investment Allocation Restrictions for Certain Riders."


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. For a detailed description of the restrictions or potential restrictions on subsequent Purchase Payments that may apply for your version of the EDB, see the applicable subsection of "Purchase - Investment Allocation Restrictions for Certain Riders."


TERMINATING THE EDB RIDER. Except as otherwise provided in the EDB rider, the rider will terminate upon the earliest of:


    a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


    b) The date there are insufficient funds to deduct the rider charge from your Account Value;


    c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


    d) A change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


    f) The date the death benefit amount is determined (excluding the determination of the death benefit under the spousal continuation option); or


    g)    Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the EDB rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the EDB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of death benefit provided by the EDB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the EDB Dollar-for-Dollar Withdrawal Rate at the beginning of the Contract Year. Any amounts above the EDB Dollar-for-Dollar Withdrawal Rate that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the EDB, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments equal to the EDB Dollar-for-Dollar Withdrawal Rate multiplied by the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


THE EDB RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB rider, if you annuitize at the latest date permitted, you must elect one of the following options:


    (1) Annuitize the Account Value under the contract's annuity provisions; or


    (2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


EDB RATE TABLE


USING THE EDB RATE TABLE. The EDB Rate Table indicates the date each version was first offered ("Date Introduced"). Only one version is offered in each state, currently. When a new version of the EDB is introduced, it generally will replace the prior version once approved in a state. However, some states may take more time than others to approve the new version; in addition, certain broker-dealers may not offer a new version on the first date it is introduced.


If you have already purchased a contract, to determine which version of the EDB (if any) you purchased with your contract, you should refer to the copy of the contract you received after you purchased it. If you would like another copy of your contract, including any applicable EDB rider, please call our Annuity Service Center at (800) 343-8496. If you are purchasing a contract, to determine which version of the rider is currently being offered in your state, you should ask your registered representative.


If we introduce a new version of the rider, we generally will do so by updating the EDB Rate Table. Changes to the EDB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus.


The EDB Rate Table lists the following for each version of the EDB:


o  the EDB Annual Increase Rate, which is the minimum rate at which the Annual
       ------------------------
     Increase Amount is increased at each Contract Anniversary (see "Operation of the EDB-Income Base");


o  the EDB Dollar-for-Dollar Withdrawal Rate: in each Contract Year, if you
       -------------------------------------
     make withdrawals that do not exceed the EDB Dollar-for-Dollar Withdrawal Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, those withdrawals will reduce the Annual Increase Amount on a dollar-for-dollar basis instead of a proportionate basis. That is, the withdrawals will reduce the Annual Increase Amount by an amount equal to the dollar amount of the withdrawals, instead of reducing the Annual Increase Amount in the same proportion that the withdrawals reduced the Account Value. (Reducing the Annual Increase Amount on a proportional basis may have a significant negative impact on the value of the benefits available under the EDB - see "Operation of the EDB-Withdrawal Adjustments.") For IRAs and other Qualified Contracts, also see "Operation of the EDB-Required Minimum Distribution Rate."

EDB RATE TABLE



                        EDB
                       ANNUAL                      EDB
         EDB          INCREASE         DOLLAR-FOR-DOLLAR WITHDRAWAL
        RIDER           RATE                       RATE
     EDB Max V/1/    4.0%      4.0%
                                 4.5% if first withdrawal prior to 5th
                               contract anniversary/2/ or 5.0% if first
      EDB Max IV     5.0%
                                  withdrawal on or after 5th contract
                                            anniversary/2/
     EDB Max III     5.0%      5.0%
      EDB Max II     5.5%      5.5%
       EDB III       4.5%      4.5%
        EDB II       5.0%      5.0%

--------

(1) The EDB Max V rider is currently available for purchase in all states.


(2) For EDB Max IV only, the EDB Dollar-for-Dollar Withdrawal Rate, and
    -------------------
therefore the Dollar-for-Dollar Withdrawal Percentage, will be higher if you wait to take your first withdrawal on or after the fifth contract anniversary. A higher Dollar-for-Dollar Withdrawal Percentage allows you to withdraw a larger amount each Contract Year while receiving dollar-for-dollar treatment of the withdrawals, which is generally more favorable than a proportional adjustment. Under certain circumstances a proportional adjustment could have the effect of reducing or eliminating the value of the death benefit under EDB Max IV (see "Operation of the EDB-Withdrawal Adjustments").







EDB VERSION AVAILABILITY BY STATE




                     ALL STATES
     RIDER           EXCEPT FL,
    VERSION          NV, NJ, OR             FLORIDA              NEVADA             NEW JERSEY             OREGON
   EDB Max V    02/04/13 - current   02/25/13 - current   02/25/13 - current   02/25/13 - current    02/04/13 - current
                    08/20/12 -           08/20/12 -           11/12/12 -           11/19/12 -
   EDB Max IV                                                                                       11/12/12 - 02/03/13
                     02/03/13             02/24/13             02/24/13             02/24/13
                    01/03/12 -           01/03/12 -           02/27/12 -           01/03/12 -
  EDB Max III                                                                                       01/03/12 - 11/09/12
                     08/17/12             08/17/12             11/09/12             11/16/12
                    10/10/11 -           10/10/11 -                                10/10/11 -
   EDB Max II                                                     N/A                                       N/A
                     12/30/11             12/30/11                                  12/30/11
                    10/10/11 -           10/10/11 -                                10/10/11 -
    EDB III                                                       N/A                                       N/A
                     02/24/12             02/24/12                                  02/24/12
                                                              10/10/11 -
     EDB II             N/A                  N/A                                       N/A                  N/A
                                                               02/24/12

GLWB DEATH BENEFIT



In states where approved, you may select the GLWB Death Benefit when you select the optional Guaranteed Lifetime Withdrawal Benefit (GLWB) rider if you are at least age 50 and not older than age 65 at the effective date of your contract. If you select the GLWB Death Benefit, you also receive the Standard Death Benefit - Principal Protection. The GLWB Death Benefit is currently available for purchase in all states except Minnesota, Oregon, Pennsylvania, and Washington.


Under the GLWB Death Benefit, we calculate a "GLWB Death Benefit Base" that, if greater than the Principal Protection death benefit at the time the death benefit is calculated, determines the death benefit amount.



For a more detailed explanation of the operation of the GLWB Death Benefit see "Living Benefits-Guaranteed Lifetime Withdrawal Benefit-GLWB Death Benefit."


(See Appendix F for examples illustrating the operation of the GLWB Death Benefit.)


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio in the ratio that the Account Value in the Investment Portfolio bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, including the ability to make Purchase Payments, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both a GMIB rider and an Enhanced Death Benefit rider, the Annual Increase Amount for the GMIB rider is also reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Any Internal Revenue Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


You are responsible for determining whether your purchase of a contract, withdrawals, income payments and any other transactions under your contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED CONTRACTS


A "Non-Qualified Contract" discussed here assumes the contract is an annuity contract for federal income tax purposes, but the contract is not held in a tax qualified



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"plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities
(TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, either as surrenders, partial withdrawals, or income payments. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person even if the nominal Owner is a trust or other entity which holds the contract as an agent for a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees would be considered a non-natural Owner and the annual increase in the Account Value would be subject to current income taxation.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim the loss on your federal income taxes as a miscellaneous itemized deduction.


The portion of any withdrawal or distribution from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal or distribution is taken prior to you reaching age 59 1/2, unless the distribution was made:


(a)    on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


For Non-Qualified Contracts, amounts received under the exercise of a partial withdrawal may be fully includible in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent



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payments which can be treated as a nontaxable return of investment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS AND GUARANTEED LIFETIME WITHDRAWAL BENEFITS


If you have purchased the GWB v1 or GLWB, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB or the GLWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments (under the GWB v1), or the Annual Benefit Payment is paid for life (under the GLWB), we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year (after October 21, 1988), the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The exchange for another annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). The opportunity to make partial annuity exchanges was provided by the IRS in 2011 and some ramifications of such an exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.



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DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date. If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


TAXATION OF PAYMENTS IN ANNUITY FORM


When payments are received from the contract in the form of an annuity, normally the Annuity Payments are taxable as ordinary income to the extent that payments exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio of a contract is determined at the time the contract's accumulated value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you are expected to receive based on IRS rules which consider such factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less - than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable. If you die before your investment in the contract is fully recovered, the balance may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be deducted by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date. Once Annuity Payments have commenced, you may not be able to make transfer withdrawals to another Non-Qualified Contract or a long-term care contract in a tax-free exchange.


If you receive payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.



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3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


(1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.



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ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals attributable to any after-tax contributions are your basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS AND GUARANTEED LIFETIME WITHDRAWAL BENEFITS


If you have purchased the GWB v1 or the GLWB, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit or the Guaranteed Lifetime Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments (under the GWB v1), or the Annual Benefit Payment is paid for life (under the GLWB), we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



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We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the distribution occurs within the first 2 years of your participation in the plan.


These exceptions include distributions made:


(a)  on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


In addition, a withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO);
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of an income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).



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Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other rollovers or transfers can be made to your SIMPLE IRA. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:


(a)    minimum distribution requirements, or


(b)    financial hardship.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you assign or transfer a withdrawal from this contract directly into another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date). If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. For required minimum distributions following the death of the Annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The required minimum distribution rules are complex, so consult your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 required minimum distribution waiver.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your spouse is your Beneficiary, and your contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2.


If your spouse is your Beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole Beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.



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Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving retirement plan withdrawals by April 1 following the latter of:


(a)    the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a Beneficiary after your death under other IRAs do apply to Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.


WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:


(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;


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(b)    is exchanged to another permissible investment under your 403(b) plan;


(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;


(d) occurs after you die, leave your job or become disabled (as defined by the Code);


(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;


(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;


(g)    relates to rollover or after-tax contributions; or


(h) is for the purchase of permissive service credit under a governmental defined benefit plan.


In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such



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conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described



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rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.




11. OTHER INFORMATION

METLIFE USA


MetLife Insurance Company USA is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Prior to November 17, 2014, the contract was issued by MetLife Investors USA Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into MetLife USA and MetLife USA replaced MetLife Investors as the issuer of the contract.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors USA Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. On November 14, 2014, following the close of business MetLife Investors merged into MetLife USA and the Separate Account became a separate account of MetLife USA. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Lifetime Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife USA is regulated as an insurance company under state law, which generally


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includes limits on the amount and type of investments in our general account.
However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range from 0.25% to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the following portfolios for the services it provides in marketing the portfolios' shares in connection with the contract: the American Funds (Reg.
TM) Moderate Allocation Portfolio, the American Funds (Reg. TM) Balanced Allocation Portfolio, and the American Funds (Reg. TM) Growth Allocation Portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 7% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we



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may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with unaffiliated selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2013, as well as the range of additional compensation paid.)


REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


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o  By Internet at www.metlifeinvestors.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.



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The Owner is as designated at the time the contract is issued, unless changed.
Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.



ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Minimum Income Benefit (GMIB)").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife USA to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


      Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2013. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the lowest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the highest possible combination of such charges. Charges for the optional Enhanced Death Benefits, Guaranteed Minimum Income Benefits, Guaranteed Withdrawal Benefit, Guaranteed Lifetime Withdrawal Benefit and GLWB Death Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing an optional Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Guaranteed Withdrawal Benefit, or Guaranteed Lifetime Withdrawal Benefit and GLWB Death Benefit will result in a higher overall charge.



SERIES S




                         1.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.441647          9.752480         4,248,603.5017
  01/01/2012    to  12/31/2012        9.752480         10.612678         6,234,868.7979
  01/01/2013    to  12/31/2013       10.612678         11.660716         6,614,633.3645
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.229823          9.633599         7,526,385.5381
  01/01/2012    to  12/31/2012        9.633599         10.811243         7,201,367.9865
  01/01/2013    to  12/31/2013       10.811243         12.668295         7,166,229.2604
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.461486          8.919324         2,101,947.5750
  01/01/2012    to  12/31/2012        8.919324         10.241504         2,171,371.5491
  01/01/2013    to  12/31/2013       10.241504         12.666480         2,323,314.7575
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.751057         10.106478         3,402,140.6813
  01/01/2012    to  12/31/2012       10.106478         11.073201         3,191,039.2959
  01/01/2013    to  12/31/2013       11.073201         12.426640         3,087,154.4195
============   ==== ==========       =========         =========         ==============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.214519         10.623850         4,667,873.4962
  01/01/2012    to  12/31/2012       10.623850         11.610388         7,554,191.2880
  01/01/2013    to  12/31/2013       11.610388         11.088410         6,339,729.0385
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                         1.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.282452          9.584689         7,621,095.1087
  01/01/2012    to  12/31/2012        9.584689         10.340568        10,806,774.6495
  01/01/2013    to  12/31/2013       10.340568         11.276112        11,293,263.6601
============   ==== ==========       =========         =========        ===============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010755          1.049793        11,938,516.0359
  01/01/2013    to  12/31/2013        1.049793          1.057103        19,250,276.7094
============   ==== ==========       =========         =========        ===============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012809          1.051843         5,411,761.6785
  01/01/2013    to  12/31/2013        1.051843          1.154059        17,105,700.5915
============   ==== ==========       =========         =========        ===============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.202862          9.399297         6,733,336.7607
  01/01/2012    to  12/31/2012        9.399297         10.509224         9,556,718.2474
  01/01/2013    to  12/31/2013       10.509224         11.881116        11,625,939.3743
============   ==== ==========       =========         =========        ===============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  11/12/2012    to  12/31/2012        0.987688          1.014115            99,539.3093
  01/01/2013    to  12/31/2013        1.014115          1.132289         2,903,743.0140
============   ==== ==========       =========         =========        ===============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.625664         10.773588           988,838.0610
  01/01/2012    to  12/31/2012       10.773588         10.985158         1,800,382.8267
  01/01/2013    to  12/31/2013       10.985158         10.368773         1,410,766.9677
============   ==== ==========       =========         =========        ===============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.216793         10.772070            15,475.2668
============   ==== ==========       =========         =========        ===============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010787          1.069986         2,517,296.3676
  01/01/2013    to  12/31/2013        1.069986          1.164701         9,478,966.3117
============   ==== ==========       =========         =========        ===============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.177115         11.826414         2,746,366.9852
  01/01/2012    to  12/31/2012       11.826414         13.192210         2,796,658.9387
  01/01/2013    to  12/31/2013       13.192210         14.727822         2,716,470.2663
============   ==== ==========       =========         =========        ===============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.384145         11.039568            66,209.9551
  01/01/2012    to  12/31/2012       11.039568         12.553157           111,721.1417
  01/01/2013    to  12/31/2013       12.553157         14.652356           167,064.1543
============   ==== ==========       =========         =========        ===============
 METROPOLITAN SERIES FUND
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       17.440443         16.742470            18,606.7034
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                        1.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       24.699743         24.634464         465,980.0644
  01/01/2012    to  12/31/2012       24.634464         24.351272         555,000.3691
  01/01/2013    to  12/31/2013       24.351272         24.072853         430,254.5618
============   ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.344785         10.976791          28,412.6762
  01/01/2012    to  12/31/2012       10.976791         12.667282          25,832.6215
  01/01/2013    to  12/31/2013       12.667282         16.217485          23,654.7490
============   ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.252377         11.773235       8,315,373.4306
  01/01/2012    to  12/31/2012       11.773235         13.259248       8,062,509.7711
  01/01/2013    to  12/31/2013       13.259248         15.653008       7,900,155.1529
============   ==== ==========       =========         =========       ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.934039         12.350148       2,380,837.4167
  01/01/2012    to  12/31/2012       12.350148         13.540330       2,448,206.2542
  01/01/2013    to  12/31/2013       13.540330         14.600856       2,137,985.9013
============   ==== ==========       =========         =========       ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.801308         11.402422       3,218,122.3163
  01/01/2012    to  12/31/2012       11.402422         13.043279       3,283,527.0708
  01/01/2013    to  12/31/2013       13.043279         16.235618       4,213,692.0996
============   ==== ==========       =========         =========       ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011        8.857458          9.460093         956,232.6428
  01/01/2012    to  12/31/2012        9.460093         10.859196         947,103.7675
  01/01/2013    to  04/26/2013       10.859196         11.699800               0.0000
============   ==== ==========       =========         =========       ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.715471         12.185450       3,655,257.7051
  01/01/2012    to  12/31/2012       12.185450         13.538366       3,404,963.6113
  01/01/2013    to  12/31/2013       13.538366         15.287482       3,316,884.7439
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

SERIES S - L SHARE OPTION




                        1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.412327          9.706547         162,164.4953
  01/01/2012    to  12/31/2012        9.706547         10.488634         308,209.2878
  01/01/2013    to  12/31/2013       10.488634         11.444039         353,857.9697
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.009168          9.388157       6,281,076.9956
  01/01/2012    to  12/31/2012        9.388157         10.461928       6,022,799.7865
  01/01/2013    to  12/31/2013       10.461928         12.173490       5,479,454.8590
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.259153          8.692032       2,298,565.5669
  01/01/2012    to  12/31/2012        8.692032          9.910548       2,198,882.1305
  01/01/2013    to  12/31/2013        9.910548         12.171696       2,115,270.3274
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.517990          9.849039       2,618,581.9347
  01/01/2012    to  12/31/2012        9.849039         10.715470       2,501,258.9870
  01/01/2013    to  12/31/2013       10.715470         11.941314       2,160,608.9550
============   ==== ==========       =========         =========       ==============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.180885         10.571835         194,492.2275
  01/01/2012    to  12/31/2012       10.571835         11.472543         649,362.1331
  01/01/2013    to  12/31/2013       11.472543         10.880300         444,089.8963
============   ==== ==========       =========         =========       ==============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.253620          9.539540         352,279.2488
  01/01/2012    to  12/31/2012        9.539540         10.219693         747,193.7040
  01/01/2013    to  12/31/2013       10.219693         11.066570         828,334.2350
============   ==== ==========       =========         =========       ==============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010638          1.044753       4,006,077.9589
  01/01/2013    to  12/31/2013        1.044753          1.044689       2,699,962.1183
============   ==== ==========       =========         =========       ==============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012693          1.046793         582,495.0331
  01/01/2013    to  12/31/2013        1.046793          1.140507       1,332,248.2536
============   ==== ==========       =========         =========       ==============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.174278          9.355023         309,437.1733
  01/01/2012    to  12/31/2012        9.355023         10.386393         663,385.9325
  01/01/2013    to  12/31/2013       10.386393         11.660351         740,576.9294
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                     1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
   11/12/2012                             to  12/31/2012        0.987499          1.012970                0.0000
   01/01/2013                             to  12/31/2013        1.012970          1.123121          568,888.3985
=============                            ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.592716         10.722898           82,845.3598
   01/01/2012                             to  12/31/2012       10.722898         10.856793          105,890.5125
   01/01/2013                             to  12/31/2013       10.856793         10.176098           98,935.5833
=============                            ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.214840         10.719329            1,913.9628
=============                            ==== ==========       =========         =========        ==============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010671          1.064850          576,879.1441
   01/01/2013                             to  12/31/2013        1.064850          1.151025        1,003,820.2228
=============                            ==== ==========       =========         =========        ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.715605         11.319849        1,760,346.6347
   01/01/2012                             to  12/31/2012       11.319849         12.538608        1,806,528.1608
   01/01/2013                             to  12/31/2013       12.538608         13.900502        1,678,780.3957
=============                            ==== ==========       =========         =========        ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.955321         10.566641          189,441.6942
   01/01/2012                             to  12/31/2012       10.566641         11.931151          234,295.7420
   01/01/2013                             to  12/31/2013       11.931151         13.829212          265,006.6375
=============                            ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
   04/29/2013                             to  12/31/2013       15.759389         15.057455          186,850.6952
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.985503          9.943078          775,134.2392
   01/01/2012                             to  12/31/2012        9.943078          9.759823          647,967.8518
   01/01/2013                             to  12/31/2013        9.759823          9.580917          588,291.5567
=============                            ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.854790         10.440030          636,686.1820
   01/01/2012                             to  12/31/2012       10.440030         11.963387          572,037.0872
   01/01/2013                             to  12/31/2013       11.963387         15.209528          553,986.7993
=============                            ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.719509         11.197649        7,583,100.5300
   01/01/2012                             to  12/31/2012       11.197649         12.522590        6,933,156.0682
   01/01/2013                             to  12/31/2013       12.522590         14.680262        6,436,376.3203
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                         1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.368988         11.746461         2,223,052.4513
  01/01/2012    to  12/31/2012       11.746461         12.788163         2,001,634.7962
  01/01/2013    to  12/31/2013       12.788163         13.693588         1,481,131.1240
============   ==== ==========       =========         =========         ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.289728         10.844888         2,161,788.3290
  01/01/2012    to  12/31/2012       10.844888         12.318535         2,009,508.9828
  01/01/2013    to  12/31/2013       12.318535         15.226579         2,217,690.1765
============   ==== ==========       =========         =========         ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011        8.645688          9.219053           724,814.9956
  01/01/2012    to  12/31/2012        9.219053         10.508312           526,164.1936
  01/01/2013    to  04/26/2013       10.508312         11.296594                 0.0000
============   ==== ==========       =========         =========         ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.160730         11.589772         3,611,199.6196
  01/01/2012    to  12/31/2012       11.589772         12.786266         3,405,425.9753
  01/01/2013    to  12/31/2013       12.786266         14.337516         3,003,169.9737
============   ==== ==========       =========         =========         ==============



DISCONTINUED INVESTMENT PORTFOLIOS


Effective as of April 29, 2013:


o Met Investors Series Trust: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B).


Effective as of April 28, 2014:


o Met Investors Series Trust: MetLife Defensive Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Moderate Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Balanced Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio (Class B); and


o Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C)


Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of MetLife. The following Class B or, as noted, Class C portfolios are available under the contract:



ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO*



SUBADVISER: AllianceBernstein L.P.


INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.



ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS PORTFOLIO*



SUBADVISER: Allianz Global Investors U.S. LLC


INVESTMENT OBJECTIVE: The Allianz Global Investors Dynamic Multi-Asset Plus Portfolio seeks total return.


AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION PORTFOLIO (CLASS C)+


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Allocation Portfolio seeks growth of capital.


AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION PORTFOLIO (CLASS C)+


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.



AQR GLOBAL RISK BALANCED PORTFOLIO*



SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.



BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO*



SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.



INVESCO BALANCED-RISK ALLOCATION PORTFOLIO*



SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.



JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO*



SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.


METLIFE ASSET ALLOCATION 100 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 100 Portfolio seeks growth of capital.



METLIFE BALANCED PLUS PORTFOLIO*



SUBADVISER - OVERLAY PORTION: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO*



SUBADVISER - OVERLAY PORTION: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.



PANAGORA GLOBAL DIVERSIFIED RISK PORTFOLIO*



SUBADVISER: PanAgora Asset Management, Inc.


INVESTMENT OBJECTIVE: The PanAgora Global Diversified Risk Portfolio seeks total return.



PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO*



SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.



PYRAMIS (Reg. TM) MANAGED RISK PORTFOLIO*



SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Managed Risk Portfolio seeks total return.



SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO*



SUBADVISERS: Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited


INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.


SSGA GROWTH AND INCOME ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.



* If you elect the GWB v1 rider, a GMIB Max rider, or a GMIB Max and an EDB Max rider, you must allocate all of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, EDB Max, and GWB v1 Riders.") If you elect the GLWB rider, you must allocate at least 80% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider, the GWB v1 rider, a GMIB Max rider or an EDB Max rider.


+ If you elect the GLWB rider, you are permitted to allocate up to 20% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider.

METROPOLITAN SERIES FUND (CLASS B OR, AS NOTED, CLASS G)


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife, is the investment adviser to the portfolios. The following Class B or, as noted, Class G portfolios are available under the contract:



BARCLAYS AGGREGATE BOND INDEX PORTFOLIO (CLASS G)*



SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Barclays Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.


BLACKROCK MONEY MARKET PORTFOLIO


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


METLIFE ASSET ALLOCATION 20 PORTFOLIO+


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 20 Portfolio seeks a high level of current income, with growth of capital as a secondary objective.


METLIFE ASSET ALLOCATION 40 PORTFOLIO+


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 40 Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE ASSET ALLOCATION 60 PORTFOLIO+


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 60 Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE ASSET ALLOCATION 80 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 80 Portfolio seeks growth of capital.



* If you elect the GWB v1 rider, a GMIB Max rider, or a GMIB Max and an EDB Max rider, you must allocate all of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation
Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, EDB Max, and GWB v1 Riders.") If you elect the GLWB rider, you must allocate at least 80% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider, the GWB v1 rider, a GMIB Max rider or an EDB Max rider.


+ If you elect the GLWB rider, you are permitted to allocate up to 20% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider.

APPENDIX C

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) EXAMPLES

The purpose of these examples is to illustrate the operation of the GMIB riders. Example (6) shows how required minimum distributions affect the Income Base when a GMIB rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.


(1) THE ANNUAL INCREASE AMOUNT


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the GMIB Annual Increase Rate (see "Living Benefits - Guaranteed Minimum Income Beneft (GMIB) - GMIB Rate Table"), until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at the GMIB Annual Increase Rate, adjusted for withdrawals and charges - "the Annual Increase Amount") is the value upon which future income payments can be based.



[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]






(2) THE HIGHEST ANNIVERSARY VALUE (HAV)


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Amount. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]







(3) PUTTING IT ALL TOGETHER


    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.


[GRAPHIC APPEARS HERE]






    With the GMIB, the Income Base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the GMIB, you will have paid for the GMIB although it was never used.


[GRAPHIC APPEARS HERE]

(4) THE GUARANTEED PRINCIPAL OPTION


    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


    2) The GMIB rider and rider charge terminate as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


    3) The GMIB allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.



[GRAPHIC APPEARS HERE]






    * Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(5) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount will be increased by the GMIB Annual Increase Rate on the first anniversary. Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and $110,000 is greater than the Annual Increase Amount increased by the GMIB Annual Increase Rate. Also assume that prior to the first contract anniversary, you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically increases to $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the first contract anniversary;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. If your $120,000 Account Value is higher than your Annual Increase Amount (calculated on the second contract anniversary using the GMIB Annual Increase Rate), an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically increases to $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the second contract anniversary;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. If on each contract anniversary your Account Value exceeds the Annual Increase Amount, an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;

   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. The Annual Increase Amount will, however, be increased by the GMIB Annual Increase Rate on the eighth contract anniversary. Furthermore, if poor market performance prevents your Account Value from exceeding your Annual Increase Amount on future contract anniversaries, the Annual Increase Amount will continue to grow at the GMIB Annual Increase Rate annually (provided the GMIB rider continues in effect, and subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]







(6) REQUIRED MINIMUM DISTRIBUTION EXAMPLES


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2015 and a GMIB rider is selected. Assume that on the first contract anniversary (September 1, 2016), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2016 with respect to this contract is $6,000, and the required minimum distribution amount for 2017 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2016) and the second contract anniversary (September 1, 2017) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


     (a) the GMIB Annual Increase Rate; or


   (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


   (1) the required minimum distribution amount for 2016 ($6,000) or for 2017 ($7,200), whichever is greater, divided by the Annual Increase Amount as of September 1, 2016 ($100,000);


   (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                      ----
          Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


   (2b) if the contract Owner enrolls in both the Systematic Withdrawal
                                         ----
           Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of the GMIB Annual Increase Rate as a percentage of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.

Because $7,200 (the required minimum distribution amount for 2017) is greater than $6,000 (the required minimum distribution amount for 2016), item (1) above is equal to $7,200 divided by $100,000, or 7.2%.


  Withdrawals Through the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner enrolls in the Automated Required Minimum Distribution
      Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2016 through August 2017). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2017, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.


  (Why does the contract Owner receive $6,800 under the Automated Required
      Minimum Distribution Program in this example? From September through December 2016, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2016 divided by 12). From January through August 2017, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2017 divided by 12). The Owner receives $2,000 in 2016 and $4,800 in 2017, for a total of $6,800.)


  Withdrawals Outside the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner withdraws the $6,000 required minimum distribution amount for 2016 in December 2016 and makes no other withdrawals from September 2016 through August 2017, the Annual Increase Amount on September 1, 2017 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


  If the contract Owner withdraws the $7,200 required minimum distribution amount for 2017 in January 2017 and makes no other withdrawals from September 2016 through August 2017, the Annual Increase Amount on September 1, 2017 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200):
      $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.


  Withdrawals in Excess of the Required Minimum Distribution Amounts
  ------------------------------------------------------------------


  Assume the contract Owner withdraws $7,250 on September 1, 2016 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2016 and 2017, the annual increase rate will be equal to the GMIB Annual Increase Rate (as shown in the GMIB Rate Table). On September 1, 2016, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other Purchase
      Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2017) will be $92,750 increased by the GMIB Annual Increase Rate.


  No Withdrawals
  --------------


  If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2017 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

APPENDIX D

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount cannot be taken as a lump sum.


A.   GWB - Annual Benefit Payment Continuing When Account Value Reaches Zero
     -----------------------------------------------------------------------


When you purchase a contract and elect the optional GWB rider:


o your initial Account Value is equal to your initial Purchase Payment;


o your initial Total Guaranteed Withdrawal Amount (the minimum amount you are guaranteed to receive over time) is equal to your initial Purchase Payment;


o your initial Remaining Guaranteed Withdrawal Amount (the remaining minimum amount you are guaranteed to receive over time) is equal to the initial Total Guaranteed Withdrawal Amount; and


o your initial Annual Benefit Payment (the amount you may withdraw each Contract Year without taking an Excess Withdrawal) is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the applicable GWB Withdrawal Rate (see "Living Benefits - Guaranteed Withdrawal Benefit (GWB)
  - GWB Rate Table").


The graphic example below shows how withdrawing the Annual Benefit Payment each Contract Year reduces the Remaining Guaranteed Withdrawal Amount and Account Value. Assume that over time the Account Value is reduced to zero by the effects of withdrawing the Annual Benefit Payment and poor market performance. If the Account Value reaches zero while a Remaining Guaranteed Withdrawal Amount still remains, we will begin making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Remaining Guaranteed Withdrawal Amount is exhausted. The total amount withdrawn over the life of the contract will be equal to the initial Total Guaranteed Withdrawal Amount.



[GRAPHIC APPEARS HERE]

B.   GWB - Effect of an Excess Withdrawal
     ------------------------------------


A withdrawal that causes your total withdrawals in a Contract Year to exceed the Annual Benefit Payment is called an "Excess Withdrawal."


As described in Example A above, if you do not take Excess Withdrawals, the GWB
                                        ------
rider guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals over time, even if your Account Value is reduced to zero. Non-Excess Withdrawals do not decrease the Total Guaranteed Withdrawal Amount or Annual Benefit Payment, and decrease the Remaining Guaranteed Withdrawal Amount by the dollar amount of the withdrawal.


If you do take an Excess Withdrawal, you will reduce the amount guaranteed be
       --
returned to you under the GWB rider. If you take an Excess Withdrawal, we will:


o reduce the Total Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduced the Account Value;


o reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduces the Account Value; and


o reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.


For example, if an Excess Withdrawal is equal to 10% of the Account Value, that Excess Withdrawal will reduce both the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by 10%, and the new Annual Benefit Payment will be calculated based on the reduced Total Guaranteed Withdrawal Amount.


These reductions in the Total Guaranteed Withdrawal Amount, Remaining Guaranteed Withdrawal Amount, and Annual Benefit Payment may be significant, particularly when the Account Value at the time of the Excess Withdrawal is lower than the Total Guaranteed Withdrawal Amount. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract.

C.   GWB - Excess Withdrawals - Single Withdrawal vs. Multiple Withdrawals
     ---------------------------------------------------------------------


Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000, your initial Total Guaranteed Withdrawal Amount would be $100,000, and your initial Remaining Guaranteed Withdrawal Amount is $100,000. Also assume the GWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).


Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 - $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the withdrawal reduced the Account Value. The reduction is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500).


Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $4,000 and $6,000. Your first withdrawal of $4,000 reduces your Account Value to $76,000 ($80,000 - $4,000). Since your first withdrawal of $4,000 does not exceed your Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount is not reduced, and the Remaining Guaranteed Withdrawal Amount is reduced by such withdrawal to $96,000. Your second withdrawal (on a subsequent day) of $6,000 reduces your Account Value to $70,000 ($76,000 - $6,000). Since your second withdrawal causes your cumulative withdrawals ($4,000 + $6,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the second withdrawal reduced the Account Value. The reduction is equal to the entire amount of the second withdrawal ($6,000) divided by the Account Value before such withdrawal ($76,000), which equals 7.9%. The Total Guaranteed Withdrawal Amount would be reduced to $92,100 ($100,000 reduced by 7.9%), and the Remaining Guaranteed Withdrawal Amount would be reduced to $88,416 ($96,000 reduced by 7.9%). In addition, after the second withdrawal, the Annual Benefit Payment would be reset equal to $4,605 (5% x $92,100).


D.   GWB - How the Automatic Annual Step-Up Works
     --------------------------------------------



As described in Example A above, when you purchase a contract and elect the optional GWB rider, the initial Account Value and Total Guaranteed Withdrawal Amount are equal to the initial Purchase Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by your GWB Withdrawal Rate.


Assume that on the first contract anniversary the Account Value is greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.


Assume that on the second contract anniversary the Account Value is once again greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will again increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.


Even if the Account Value decreases after the second contract anniversary, the Total Guaranteed Withdrawal Amount and Annual Benefit Payment will not decrease as long as you do not take Excess Withdrawals.


The graphic example below shows how the Automatic Annual Step-Ups on the first and second contract anniversaries increase the Total Guaranteed Withdrawal Amount. It also shows the contract Owner choosing to begin withdrawals of the Annual Benefit Payment on the fifth contract anniversary.


Automatic Annual Step-Ups may only occur on contract anniversaries prior to the Owner's 86th birthday. If an Automatic Annual Step-Up occurs, we may reset the GWB rider charge to a rate that does not exceed the lower of: (a) the GWB

Maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. If an Automatic Annual Step-Up would result in an increase in your GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up.



[GRAPHIC APPEARS HERE]

APPENDIX E

GUARANTEED LIFETIME WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the GLWB rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The GLWB rider does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Benefit Base cannot be taken as a lump sum. Values are rounded for display purposes only.


BENEFIT BASE


The initial Benefit Base is equal to your initial Purchase Payment. The Benefit Base is increased by any additional Purchase Payments. The Benefit Base may also increase by the Rollup Rate, if applicable, and any Automatic Step-Ups, as described below. The Benefit Base may be reduced for certain types of withdrawals, as described below.


A. WITHDRAWALS


WITHDRAWALS PRIOR TO THE LIFETIME WITHDRAWAL AGE
------------------------------------------------


There is no Annual Benefit Payment prior to the Lifetime Withdrawal Age, so any withdrawal that occurs prior to the Lifetime Withdrawal Age will decrease the Benefit Base in the same proportion that the withdrawal reduces the Account Value; this adjustment is calculated using the amount of the withdrawal (including withdrawal charges, if any) divided by the Account Value prior to the withdrawal (a "Proportional Adjustment").


Example:
-------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal. Since this withdrawal is made prior to the Lifetime Withdrawal Age, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to your withdrawal amount ($10,000) divided by your Account Value before such withdrawal ($80,000), which equals 12.5%. Your Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%).


WITHDRAWALS AFTER THE LIFETIME WITHDRAWAL AGE
---------------------------------------------


Any withdrawal that occurs after the Lifetime Withdrawal Age is either a Non-Excess Withdrawal or an Excess Withdrawal.


A "Non-Excess Withdrawal" is a withdrawal that does not exceed, or cause the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Non-Excess Withdrawals do not reduce the Benefit Base, but reduce your Account Value by the amount of each withdrawal.


An "Excess Withdrawal" is a withdrawal that exceeds, or causes the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Any Excess Withdrawal(s), and any subsequent withdrawals that occur in that Contract Year, will result in a Proportional Adjustment to the Benefit Base.


The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin.


Examples:
--------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).

     Non-Excess Withdrawals
     ----------------------


 You decide to make a $5,000 withdrawal. Since this withdrawal is made after the Lifetime Withdrawal Age and does not exceed the Annual Benefit Payment of $5,000, your Benefit Base of $100,000 is not reduced by such withdrawal.


     Excess Withdrawals
     ------------------


 Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 - $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to your Benefit Base. The Proportional Adjustment is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500).



 Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $4,000 and $6,000. Your first withdrawal of $4,000 reduces your Account Value to $76,000 ($80,000 - $4,000). Since your first withdrawal of $4,000 does not exceed your Annual Benefit Payment of $5,000, there is no Proportional Adjustment to your Benefit Base. Your second withdrawal (on a subsequent day) of $6,000 reduces your Account Value to $70,000 ($76,000 - $6,000). Since such withdrawal causes your cumulative withdrawals ($4,000 + $6,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to the entire amount of the second withdrawal ($6,000) divided by the Account Value before such withdrawal ($76,000), which equals 7.9%. The Benefit Base would be reduced to $92,100 ($100,000 reduced by 7.9%).



B. ROLLUP RATE


On each contract anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base before such increase.


The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary.


Example:
--------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).


 If your Rollup Rate is 5%, your Benefit Base will increase by 5% on each contract anniversary until the Rollup Rate Period End Date, provided that no withdrawals occur in the previous Contract Year. If a withdrawal is not taken in the first Contract Year, your Benefit Base would increase to $105,000 ($100,000 x 105%). Also, if the Benefit Base is increased by the Rollup Rate, the Annual Benefit Payment will be recalculated to $5,250 ($105,000 x 5%).


If a withdrawal is taken in any Contract Year prior to the Rollup Rate Period End Date, the Benefit Base would not be increased by the Rollup Rate on the following contract anniversary.


After the Rollup Rate Period End Date, the Benefit Base is not increased by the Rollup Rate.


C. AUTOMATIC STEP-UP


On each contract anniversary prior to your 91st birthday, an Automatic Step-Up will occur if the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up. An Automatic Step-Up: (1) increases the Benefit Base to the Account Value; (2) increases the Annual Benefit Payment to equal the GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and (3) may increase the rider charge.

Example:
-------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume your Annual Benefit Payment $5,000 ($100,000 x 5%) but no withdrawals have been made so the GLWB Withdrawal Rate is not determined for the life of the rider by the first withdrawal. At the first contract anniversary, assume your Account Value has increased to $110,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


 At the second contract anniversary, assume your Account Value has increased to $120,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


 On the third through the eighth contract anniversaries, assume your Account Value does not exceed the Benefit Base due to poor market performance and no withdrawals are made. No Automatic Step-Up will take place on any of the third through eighth contract anniversaries; however, the Benefit Base would increase by the Rollup Rate, as described above.


 At the ninth contract anniversary, assume your Account Value has increased to $150,000 due to good market performance, which is greater than the Benefit Base immediately before the contract anniversary. The Automatic Step-Up will increase the Benefit Base from $120,000 to $150,000. Also assume that you are now at an age that the GLWB Withdrawal Rate has increased from 5% to 6%. Your Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).


ILLUSTRATIVE GLWB EXAMPLE


The graph below is an illustration that incorporates several concepts of the GLWB rider.


Please note:
------------


o The graph assumes no withdrawals occur until after the Lifetime Withdrawal
  Age.


o The graph assumes no withdrawals occur until the Rollup Rate Period End Date is reached.


o The graph assumes Account Value fluctuation in order to illustrate Automatic Step-Ups, followed by Account Value decline, reducing to zero in order to illustrate lifetime income payments.


o The graph assumes that the no change in the Annual Benefit Payment when the Account Value is reduced to zero (the GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate are assumed to be the same).


o The graph shows the "Benefit Base had Automatic Step-Ups not occurred" for the purpose of illustrating the impact of Automatic Step-Ups only (i.e., Benefit Base only increased by the Rollup Rate).



[GRAPHIC APPEARS HERE]

APPENDIX F

GLWB DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the GLWB Death Benefit. The GLWB Death Benefit may only be elected if you elect the optional Guaranteed Lifetime Withdrawal Benefit (GLWB) rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES, OR INCOME TAXES AND TAX PENALTIES. The GLWB Death Benefit Base cannot be taken as a lump sum. Values are rounded for display purposes only.


GLWB DEATH BENEFIT BASE


The initial GLWB Death Benefit Base is equal to your initial Purchase Payment. The GLWB Death Benefit Base is increased by any additional Purchase Payments. The GLWB Death Benefit Base may also increase by the Rollup Rate, if applicable, and any Automatic Step-Ups, as described below. The GLWB Death Benefit Base is reduced for all withdrawals, as described below.


Annual Benefit Payments below are calculated using the Benefit Base as described in the previous Appendix E examples for the GLWB rider.


A. WITHDRAWALS


WITHDRAWALS PRIOR TO THE LIFETIME WITHDRAWAL AGE
------------------------------------------------


There is no Annual Benefit Payment prior to the Lifetime Withdrawal Age, so any withdrawal that occurs prior to the Lifetime Withdrawal Age will decrease the GLWB Death Benefit Base in the same proportion that the withdrawal reduces the Account Value, This adjustment is calculated using the amount of the withdrawal (including withdrawal charges, if any) divided by the Account Value prior to the withdrawal (a "Proportional Adjustment").


Example:
-------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000. Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal. Since this withdrawal is made prior to the Lifetime Withdrawal Age, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to your withdrawal amount ($10,000) divided by your Account Value before such withdrawal ($80,000), which equals 12.5%. Your GLWB Death Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%).


WITHDRAWALS AFTER THE LIFETIME WITHDRAWAL AGE
---------------------------------------------


Any withdrawal that occurs after the Lifetime Withdrawal Age is either a Non-Excess Withdrawal or an Excess Withdrawal.


A "Non-Excess Withdrawal" is a withdrawal that does not exceed, or cause the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Non-Excess Withdrawals reduce the GLWB Death Benefit Base by the amount of each withdrawal.


An "Excess Withdrawal" is a withdrawal that exceeds, or causes the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Any Excess Withdrawal(s), and any subsequent withdrawals that occur in that Contract Year, will result in a Proportional Adjustment to the GLWB Death Benefit Base.


Examples:
--------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000. Also assume your Annual Benefit Payment is $5,000.

     Non-Excess Withdrawals
     ----------------------


 You decide to make a $5,000 withdrawal. Since this withdrawal is made after the Lifetime Withdrawal Age and does not exceed the Annual Benefit Payment of $5,000, your GLWB Death Benefit Base of $100,000 is reduced by such withdrawal to $95,000.


     Excess Withdrawals
     ------------------


 Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 - $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to your Benefit Base. The Proportional Adjustment is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The GLWB Death Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%).



 Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $4,000 and $6,000. Your first withdrawal of $4,000 reduces your Account Value to $76,000 ($80,000 - $4,000). Since your first withdrawal of $4,000 does not exceed your Annual Benefit Payment of $5,000, the GLWB Death Benefit Base is reduced by such withdrawal to $96,000. Your second withdrawal (on a subsequent day) of $6,000 reduces your Account Value to $70,000 ($76,000 - $6,000). Since such withdrawal causes your cumulative withdrawals ($4,000 + $6,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to the GLWB Death Benefit Base. The Proportional Adjustment is equal to the entire amount of the second withdrawal ($6,000) divided by the Account Value before such withdrawal ($76,000), which equals 7.9%. The GLWB Death Benefit Base would be reduced to $88,416 ($96,000 reduced by 7.9%).



B. ROLLUP RATE


On each contract anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the GLWB Death Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the GLWB Death Benefit Base before such increase.


The GLWB Death Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary.


Example:
-------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000.


 If your Rollup Rate is 5%, your GLWB Death Benefit Base will increase by 5% on contract anniversaries until the Rollup Rate Period End Date, provided that no withdrawals occur in the previous Contract Year. If a withdrawal is not taken in the first Contract Year, your GLWB Death Benefit Base would increase to $105,000 ($100,000 x 105%).


If a withdrawal is taken in any Contract Year prior to the Rollup Rate Period End Date, the GLWB Death Benefit Base would not be increased by the Rollup Rate on the following contract anniversary.


After the Rollup Rate Period End Date, the GLWB Death Benefit Base is not increased by the Rollup Rate.


C. AUTOMATIC STEP-UP


On each contract anniversary prior to your 91st birthday, an Automatic Step-Up will occur if the Account Value on that date exceeds the Benefit Base of the GLWB rider immediately before the Automatic Step-Up. An Automatic Step-Up: (1) increases the GLWB Death Benefit Base to the Account Value, and (2) may increase the GLWB Death Benefit rider charge.

Example:
-------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000. Also assume your Annual Benefit Payment is $5,000 but no withdrawals are taken so the GLWB Withdrawal Rate is not determined for the life of the rider by the first withdrawal. At the first contract anniversary, assume your Account Value has increased to $110,000 due to good market performance. The Automatic Step-Up will increase the GLWB Death Benefit Base from $100,000 to $110,000.


 At the second contract anniversary, assume your Account Value has increased to $120,000 due to good market performance. The Automatic Step-Up will increase the GLWB Death Benefit Base from $110,000 to $120,000.


 On the third through the eighth contract anniversaries, assume your Account Value does not exceed the Benefit Base of the GLWB rider due to poor market performance and no withdrawals are made. No Automatic Step-Up will take place on any of the third through eighth contract anniversaries; however, the GLWB Death Benefit Base would increase by the Rollup Rate, as described above.


 At the ninth contract anniversary, assume your Account Value has increased to $150,000 due to good market performance, which is greater than the Benefit Base of the GLWB rider immediately before the contract anniversary. The Automatic Step-Up will increase the GLWB Death Benefit Base from $120,000 to $150,000.

APPENDIX G

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Enhanced Death Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2015              $100,000
   B    Account Value                                  9/1/2016              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2016           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2017              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2017              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2017              $  9,000
   G    Percentage Reduction in Account                9/2/2017                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2017              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2017           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2017              $ 90,000
                                                                             (= greater of H and I)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT

The purpose of these examples is to illustrate the operation of the Enhanced Death Benefit rider. Example (5) shows how required minimum distributions affect the Death Benefit Base when an Enhanced Death Benefit rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


(1) THE ANNUAL INCREASE AMOUNT


   Graphic Example: Determining a death benefit based on the Annual Increase
   -------------------------------------------------------------------------
Amount
------


   Assume that you make an initial Purchase Payment of $100,000. While you own the contract, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the EDB Annual Increase Rate (see "Death Benefit - Optional Death Beneft - Enhanced Death Benefit (EDB) - EDB Rate Table"), until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at the EDB Annual Increase Rate, adjusted for withdrawals and charges - "the Annual Increase Amount") is the value upon which the death benefit can be based.

[GRAPHIC APPEARS HERE]






   In this example, at the time the death benefit is determined, the Annual Increase Amount is higher than the Account Value. Assume that the Annual Increase Amount is also higher than the Highest Anniversary Value (the other calculation used to determine the death benefit under the EDB - see Example (2) below). Because the Annual Increase Amount is higher than the Account Value and the Highest Anniversary Value, the death benefit will be equal to the Annual Increase Amount.


(2) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Graphic Example: Determining a death benefit based on the Highest
   -----------------------------------------------------------------
Anniversary Value
-----------------


   While you own the contract, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value is also adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional Purchase Payments made. The Highest Anniversary Value line is the value upon which the death benefit can be based.

[GRAPHIC APPEARS HERE]






   In this example, at the time the death benefit is determined, the Highest Anniversary Value is higher than the Account Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Amount. Because the Highest Anniversary Value is higher than the Account Value and the Annual Increase Amount, the death benefit will be equal to the Highest Anniversary Value.


(3) PUTTING IT ALL TOGETHER


   Graphic Example: Determing a death benefit based on the Annual Increase
   -----------------------------------------------------------------------
Amount and the Highest Anniversary Value
----------------------------------------


   While you own the contract, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future death benefit. As shown in the graphic below, the death benefit will be the greatest of the Annual Increase Amount, the Highest Annivesary Value, and the Account Value.


[GRAPHIC APPEARS HERE]






   If at the time the death benefit is determined your Account Value would provide a larger death benefit than would the Annual Increase Amount or Highest Annivesary Value, you will have paid for the EDB although it was never used.


(4) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount will be increased by the EDB Annual Increase Rate on the first contract anniversary. Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and $110,000 is greater than the Annual Increase Amount increased by the EDB Annual Increase Rate. Also assume that prior to the first contract anniversary, you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur on the first contract anniversary. (An Optional Step-Up is permitted on any contract anniversary when the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is age 80 or younger.)

The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically increases to $110,000; and


 (2) The EDB rider charge may be reset to the fee we would charge new contract Owners for the same EDB rider at that time.


Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. If your $120,000 Account Value is higher than your Annual Increase Amount (calculated on the second contract anniversary using the EDB Annual Increase Rate), an Optional Step-Up will automatically occur on the second contract anniversary.


The effect of the Optional Step-Up is:


 (1) The Annual Increase Amount automatically increases to $120,000; and


 (2) The EDB rider charge may be reset to the fee we would charge new contract Owners for the same EDB rider at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. If on each contract anniversary your Account Value exceeds the Annual Increase Amount, an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


 (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The EDB rider charge may be reset to the fee we would charge new contract Owners for the same EDB rider at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


Assume your Account Value at the eighth contract anniversary has decreased to $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. The Annual Increase Amount will, however, be increased by the EDB Annual Increase Rate on the eighth contract anniversary. Furthermore, if poor market performance prevents your Account Value from exceeding your Annual Increase Amount on future contract anniversaries, the Annual Increase Amount will continue to grow at the EDB Annual Increase Rate annually (provided the EDB rider continues in effect, and subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, because there are no further Optional Step-Ups, the EDB rider charge will remain at its current level.


[GRAPHIC APPEARS HERE]

(5) REQUIRED MINIMUM DISTRIBUTION EXAMPLES


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2015 and the EDB rider is selected. Assume that on the first contract anniversary (September 1, 2016), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2016 with respect to this contract is $6,000, and the required minimum distribution amount for 2017 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2016) and the second contract anniversary (September 1, 2017) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


     (a) the EDB Annual Increase Rate; or


     (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


 (1) the required minimum distribution amount for 2016 ($6,000) or for 2017 ($7,200), whichever is greater, divided by the Annual Increase Amount as of September 1, 2016 ($100,000);


 (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                    ----
     Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


 (2b) if the contract Owner enrolls in both the Systematic Withdrawal Program
                                       ----
     and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of the EDB Annual Increase Rate as a percentage of the Annual Increase Amount at the beginning of the Contract Year) and
     (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.


Because $7,200 (the required minimum distribution amount for 2017) is greater than $6,000 (the required minimum distribution amount for 2016), item (1) above is equal to $7,200 divided by $100,000, or 7.2%.


     (i) Withdrawals Through the Automated Required Minimum Distribution
         ---------------------------------------------------------------
Program
-------


If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2016 through August 2017). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2017, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
$100,400.


(Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2016, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2016 divided by 12). From January through August 2017, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2017 divided by 12). The Owner receives $2,000 in 2016 and $4,800 in 2017, for a total of $6,800.)


     (ii) Withdrawals Outside the Automated Required Minimum Distribution
          ---------------------------------------------------------------
Program
-------


If the contract Owner withdraws the $6,000 required minimum distribution amount for 2016 in December 2016 and makes no other withdrawals from September 2016 through August 2017, the Annual Increase Amount on September 1, 2017 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.

If the contract Owner withdraws the $7,200 required minimum distribution amount for 2017 in January 2017 and makes no other withdrawals from September 2016 through August 2017, the Annual Increase Amount on September 1, 2017 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.


     (iii) Withdrawals in Excess of the Required Minimum Distribution Amounts
           ------------------------------------------------------------------


Assume the contract Owner withdraws $7,250 on September 1, 2016 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2016 and 2017, the annual increase rate will be equal to the EDB Annual Increase Rate (as shown in the EDB Rate Table). On September 1, 2016, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750).
Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2017) will be $92,750 increased by the EDB Annual Increase Rate.


     (iv) No Withdrawals
          --------------


If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2017 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                         METLIFE INSURANCE COMPANY USA


                                    SERIES S

                     (OFFERED ON AND AFTER OCTOBER 7, 2011)

                           SERIES S - L SHARE OPTION
                     (OFFERED ON AND AFTER OCTOBER 7, 2011)


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED FEBRUARY 14, 2015, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED FEBRUARY 14, 2015.


SAI-0215USAS2

TABLE OF CONTENTS                          PAGE



COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     3
CUSTODIAN...............................     3
DISTRIBUTION............................     4
     Reduction or Elimination of the
       Withdrawal Charge................     5
CALCULATION OF PERFORMANCE INFORMATION..     6
     Total Return.......................     6
     Historical Unit Values.............     6
     Reporting Agencies.................     6
ANNUITY PROVISIONS......................     7
     Variable Annuity...................     7
     Fixed Annuity......................     8
     Mortality and Expense Guarantee....     8
     Legal or Regulatory Restrictions
       on Transactions..................     8
ADDITIONAL FEDERAL TAX CONSIDERATIONS...     9
FINANCIAL STATEMENTS....................    12

COMPANY

Effective following the close of business on November 14, 2014, MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA ("MetLife USA"). Simultaneously, MetLife USA changed its domicile from Connecticut to the state of Delaware. As a result of the merger, MetLife USA assumed legal ownership of all of the assets of these companies, including MetLife Investors USA Separate Account A and the assets held in the separate account. MetLife USA is now responsible for administering the contracts and paying any benefits due under the contracts.


MetLife USA is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights as of and for each of the respective periods ended December 31, 2013 comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules as of December 31, 2013 and 2012 and for the years ended December 31, 2013, 2012 and 2011 of MetLife Insurance Company of Connecticut and subsidiaries, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The financial statements as of December 31, 2013 and 2012 and for the years ended December 31, 2013, 2012 and 2011 of MetLife Investors Insurance Company ("MLI"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an other matter paragraph related to MLI being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The financial statements as of December 31, 2013 and 2012 and for the years ended December 31, 2013, 2012 and 2011 of Exeter Reassurance Company, Ltd. ("Exeter"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an emphasis of matter paragraph related to restatements of the statements of cash flows, and an other matters paragraph related to a change in Exeter's presentation of insurance liabilities and to Exeter being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.





CUSTODIAN

MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:




                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2013             $  456,083,088           $0
2012             $  689,121,186           $0
2011             $1,101,222,893           $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2013 ranged from $370 to $19,654,296.* The amount of commissions paid to selected selling firms during 2013 ranged from $0 to $58,087,068. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2013 ranged from $1,696 to $77,741,364.*


* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company, MetLife Investors Insurance Company, and MetLife Investors USA Insurance Company. (On November, 14, 2014, following the close of business MetLife Investors Insurance Company and MetLife Investors USA Insurance Company merged into MetLife USA.)


The following list sets forth the names of selling firms that received additional compensation in 2013 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.


Ameriprise Financial Services, Inc.
BBVA Compass Investment Solutions, Inc.
Capital Investments Group, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Financial Specialists LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Essex National Securities, Inc.
Financial Network Investment Corporation
First Allied Securities, Inc.
First Tennessee Brokerage, Inc.
Founders Financial Securities, LLC
FSC Securities Corporation
H. D. Vest Investment Services, Inc.

ING Financial Partners, Inc.
Investacorp, Inc.
Investment Centers of America, Inc.
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, LLC
Janney Montgomery Scott, LLC
Key Investment Services LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.
LPL Financial LLC
M&T Securities, Inc.
Merrill Lynch, Inc.
Morgan Stanley Smith Barney, LLC
Multi Financial Securities Corporation
National Planning Corporation
NEXT Financial Group
NFP Securities, Inc.
PFS Investments Inc.
Pioneer Funds Distributor, Inc.
PNC Investments LLC
PrimeVest Financial Services, Inc.
ProEquities, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.
SII Investments, Inc.
Sammons Securities Company, LLC
Santander Securities, LLC.
Securities America, Inc.
Sigma Financial Corporation
Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.
U.S. Bancorp Investments, Inc.
United Planners' Financial Services of America
ValMark Securities, Inc.
Wall Street Financial Group, Inc.
Wells Fargo Advisors Financial Network, LLC
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.

CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, GMIB, GWB, or GLWB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit, GLWB, and GWB rider charges may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB, GWB, or GLWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services,

Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT - The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.


The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

    (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

    (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.

ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.


CHANGES TO TAX RULES AND INTERPRETATIONS


Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.


We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.


3.8% INVESTMENT TAX


The 3.8% investment tax applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:



   Capital Gains       Dividends        Other
------------------    -----------    ----------
        23.8%         43.4%          43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.


QUALIFIED CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.


TYPES OF QUALIFIED PLANS


The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


IRA

Established by an individual, or employer as part of an employer plan.

SIMPLE

Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan.

Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA


If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you elect to:


(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.


If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS


(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000


(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000

(3)   401(K): elective contribution: $18,000; catch-up contribution: $6,000


(4)   SEP/401(A): (employer contributions only)


(5)   403(B) (TSA): elective contribution: $18,000; catch-up contribution:
      $6,000

(6)   457(B): elective contribution: $18,000; catch-up contribution: $6,000

Dollar limits are for 2015 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $53,000 or 25% of an employee's compensation for 2015.


FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

FINANCIAL STATEMENTS


The financial statements of MetLife Investors USA Separate Account A, the unaudited pro forma condensed combined financial statements of MetLife USA, giving effect to the merger on a pro forma basis, and the consolidated financial statements of MetLife Insurance Company of Connecticut, are included herein. Also included are the financial statements of MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. (affiliates of MetLife USA that were merged into MetLife USA effective as of November 14, 2014). The unaudited pro forma condensed combined financial statements of MetLife USA and the consolidated financial statements of MetLife Insurance Company of Connecticut should be considered only as bearing upon the ability of MetLife USA to meet its obligations under the contracts.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                INTERIM STATEMENTS OF ASSETS AND LIABILITIES
                             SEPTEMBER 30, 2014
                                 (UNAUDITED)


                                                                                                                   AMERICAN FUNDS
                                                    ALGER             AMERICAN FUNDS        AMERICAN FUNDS          GLOBAL SMALL
                                              SMALL CAP GROWTH             BOND              GLOBAL GROWTH         CAPITALIZATION
                                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                             -------------------   --------------------   -------------------   --------------------
ASSETS:
   Investments at fair value..............   $        54,671,441   $        152,137,292   $       307,809,542   $        120,115,325
   Due from MetLife Investors
     USA Insurance Company................                    --                     --                    --                     --
                                             -------------------   --------------------   -------------------   --------------------
       Total Assets.......................            54,671,441            152,137,292           307,809,542            120,115,325
                                             -------------------   --------------------   -------------------   --------------------
LIABILITIES:
   Accrued fees...........................                    --                     16                   100                     55
   Due to MetLife Investors
     USA Insurance Company................                     1                      3                     8                      4
                                             -------------------   --------------------   -------------------   --------------------
       Total Liabilities..................                     1                     19                   108                     59
                                             -------------------   --------------------   -------------------   --------------------

NET ASSETS................................   $        54,671,440   $        152,137,273   $       307,809,434   $        120,115,266
                                             ===================   ====================   ===================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        54,671,440   $        152,119,526   $       307,799,939   $        120,105,920
   Net assets from contracts in payout....                    --                 17,747                 9,495                  9,346
                                             -------------------   --------------------   -------------------   --------------------
       Total Net Assets...................   $        54,671,440   $        152,137,273   $       307,809,434   $        120,115,266
                                             ===================   ====================   ===================   ====================



 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2014
                                 (UNAUDITED)


                                            AMERICAN FUNDS        AMERICAN FUNDS             DWS I           FEDERATED HIGH
                                                GROWTH             GROWTH-INCOME         INTERNATIONAL         INCOME BOND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       820,412,987  $        389,228,796  $        16,477,974  $             26,596
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Assets....................          820,412,987           389,228,796           16,477,974                26,596
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   74                   103                    6                     5
   Due to MetLife Investors
     USA Insurance Company..............                    9                     8                    1                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                   83                   111                    7                     5
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       820,412,904  $        389,228,685  $        16,477,967  $             26,591
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       820,380,474  $        389,172,046  $        16,477,967  $             26,591
   Net assets from contracts in payout..               32,430                56,639                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $       820,412,904  $        389,228,685  $        16,477,967  $             26,591
                                          ===================  ====================  ===================  ====================

                                               FEDERATED           FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                                KAUFMAN            ASSET MANAGER         CONTRAFUND           EQUITY-INCOME
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $            45,505  $         86,359,267  $       621,767,480  $          5,783,560
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Assets....................               45,505            86,359,267          621,767,480             5,783,560
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    2                     7                   89                    --
   Due to MetLife Investors
     USA Insurance Company..............                    1                     1                   10                     1
                                          -------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                    3                     8                   99                     1
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $            45,502  $         86,359,259  $       621,767,381  $          5,783,559
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            45,502  $         86,359,259  $       621,766,751  $          5,783,559
   Net assets from contracts in payout..                   --                    --                  630                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $            45,502  $         86,359,259  $       621,767,381  $          5,783,559
                                          ===================  ====================  ===================  ====================

                                              FIDELITY VIP         FIDELITY VIP
                                            FUNDSMANAGER 50%     FUNDSMANAGER 60%
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $     3,075,012,523  $      3,973,826,548
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --
                                          -------------------  --------------------
        Total Assets....................        3,075,012,523         3,973,826,548
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   --                    --
   Due to MetLife Investors
     USA Insurance Company..............                   --                    --
                                          -------------------  --------------------
        Total Liabilities...............                   --                    --
                                          -------------------  --------------------

NET ASSETS..............................  $     3,075,012,523  $      3,973,826,548
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,075,012,523  $      3,973,826,548
   Net assets from contracts in payout..                   --                    --
                                          -------------------  --------------------
        Total Net Assets................  $     3,075,012,523  $      3,973,826,548
                                          ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2014
                                 (UNAUDITED)


                                              FIDELITY VIP          FIDELITY VIP        FIDELITY VIP          FIDELITY VIP
                                                 GROWTH               INDEX 500            MID CAP            MONEY MARKET
                                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        169,460,660  $        69,017,864  $       431,500,294  $        104,765,960
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................           169,460,660           69,017,864          431,500,294           104,765,960
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    10                   14                   35                    14
   Due to MetLife Investors
     USA Insurance Company..............                     1                    2                    1                     4
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    11                   16                   36                    18
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        169,460,649  $        69,017,848  $       431,500,258  $        104,765,942
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        169,460,649  $        69,017,848  $       431,484,645  $        104,765,942
   Net assets from contracts in payout..                    --                   --               15,613                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $        169,460,649  $        69,017,848  $       431,500,258  $        104,765,942
                                          ====================  ===================  ===================  ====================

                                              FIDELITY VIP        FTVIPT FRANKLIN       FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                OVERSEAS              INCOME             MUTUAL SHARES        SMALL CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         5,263,342  $        304,700,063  $        154,920,516  $        117,939,592
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................            5,263,342           304,700,063           154,920,516           117,939,592
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   --                    78                    34                     3
   Due to MetLife Investors
     USA Insurance Company..............                    1                     4                     2                     2
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    1                    82                    36                     5
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         5,263,341  $        304,699,981  $        154,920,480  $        117,939,587
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         5,263,341  $        304,663,820  $        154,910,908  $        117,939,141
   Net assets from contracts in payout..                   --                36,161                 9,572                   446
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         5,263,341  $        304,699,981  $        154,920,480  $        117,939,587
                                          ===================  ====================  ====================  ====================

                                            FTVIPT TEMPLETON     FTVIPT TEMPLETON
                                                 FOREIGN            GLOBAL BOND
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $        79,674,564  $        259,233,661
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --
                                          -------------------  --------------------
        Total Assets....................           79,674,564           259,233,661
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   54                    20
   Due to MetLife Investors
     USA Insurance Company..............                    2                     3
                                          -------------------  --------------------
        Total Liabilities...............                   56                    23
                                          -------------------  --------------------

NET ASSETS..............................  $        79,674,508  $        259,233,638
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        79,674,508  $        259,225,803
   Net assets from contracts in payout..                   --                 7,835
                                          -------------------  --------------------
        Total Net Assets................  $        79,674,508  $        259,233,638
                                          ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2014
                                 (UNAUDITED)



                                              INVESCO V.I.          INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                               CORE EQUITY        EQUITY AND INCOME     GROWTH AND INCOME   INTERNATIONAL GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            255,862  $        670,658,581  $              7,133  $       275,159,271
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --                     1                   --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................               255,862           670,658,581                 7,134          275,159,271
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    10                    36                     7                   17
   Due to MetLife Investors
     USA Insurance Company..............                     1                     5                    --                    3
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    11                    41                     7                   20
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $            255,851  $        670,658,540  $              7,127  $       275,159,251
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            255,851  $        670,636,153  $              7,127  $       275,149,839
   Net assets from contracts in payout..                    --                22,387                    --                9,412
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $            255,851  $        670,658,540  $              7,127  $       275,159,251
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH       APPRECIATION          EQUITY INCOME       LARGE CAP GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        309,448,350  $        415,877,562  $        202,014,798  $          4,831,372
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           309,448,350           415,877,562           202,014,798             4,831,372
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   127                    52                   120                    74
   Due to MetLife Investors
     USA Insurance Company..............                    11                     6                     6                     4
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   138                    58                   126                    78
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        309,448,212  $        415,877,504  $        202,014,672  $          4,831,294
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        309,436,779  $        415,876,494  $        202,007,587  $          4,831,294
   Net assets from contracts in payout..                11,433                 1,010                 7,085                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        309,448,212  $        415,877,504  $        202,014,672  $          4,831,294
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                             LARGE CAP VALUE      SMALL CAP GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         8,366,514    $       106,462,586
   Due from MetLife Investors
     USA Insurance Company..............                   --                     --
                                          --------------------  --------------------
        Total Assets....................            8,366,514            106,462,586
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   71                     54
   Due to MetLife Investors
     USA Insurance Company..............                    3                      5
                                          --------------------  --------------------
        Total Liabilities...............                   74                     59
                                          --------------------  --------------------

NET ASSETS..............................  $         8,366,440    $       106,462,527
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         8,366,440    $       106,462,527
   Net assets from contracts in payout..                   --                     --
                                          --------------------  --------------------
        Total Net Assets................  $         8,366,440    $       106,462,527
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2014
                                 (UNAUDITED)



                                            LMPVET INVESTMENT           LMPVET                LMPVET                LMPVET
                                            COUNSEL VARIABLE      VARIABLE LIFESTYLE    VARIABLE LIFESTYLE    VARIABLE LIFESTYLE
                                            SOCIAL AWARENESS        ALLOCATION 50%        ALLOCATION 70%        ALLOCATION 85%
                                               SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          ---------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            240,621   $         43,705,909  $          2,063,436  $         92,897,895
   Due from MetLife Investors
     USA Insurance Company..............                    --                     --                    --                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Assets....................               240,621             43,705,909             2,063,436            92,897,895
                                          ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    19                     21                    20                    21
   Due to MetLife Investors
     USA Insurance Company..............                    --                      2                    --                     2
                                          ---------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    19                     23                    20                    23
                                          ---------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $            240,602   $         43,705,886  $          2,063,416  $         92,897,872
                                          =====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            240,602   $         43,705,886  $          2,063,416  $         92,897,872
   Net assets from contracts in payout..                    --                     --                    --                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $            240,602   $         43,705,886  $          2,063,416  $         92,897,872
                                          =====================  ====================  ====================  ====================


                                             LMPVIT WESTERN
                                          ASSET VARIABLE GLOBAL         MFS VIT               MFS VIT              MFS VIT
                                             HIGH YIELD BOND        INVESTORS TRUST        NEW DISCOVERY          RESEARCH
                                               SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          ---------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        105,143,757   $              9,297  $            39,178  $            47,384
   Due from MetLife Investors
     USA Insurance Company..............                    --                     --                   --                   --
                                          ---------------------  --------------------  -------------------  -------------------
        Total Assets....................           105,143,757                  9,297               39,178               47,384
                                          ---------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    74                     10                   --                    2
   Due to MetLife Investors
     USA Insurance Company..............                     3                      1                   --                    1
                                          ---------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                    77                     11                   --                    3
                                          ---------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        105,143,680   $              9,286  $            39,178  $            47,381
                                          =====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        105,140,726   $              9,286  $            39,178  $            47,381
   Net assets from contracts in payout..                 2,954                     --                   --                   --
                                          ---------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $        105,143,680   $              9,286  $            39,178  $            47,381
                                          =====================  ====================  ===================  ===================

                                                  MIST
                                            ALLIANCEBERNSTEIN  MIST ALLIANZ GLOBAL
                                             GLOBAL DYNAMIC     INVESTORS DYNAMIC
                                               ALLOCATION       MULTI-ASSET PLUS
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $     3,333,425,769  $        10,720,855
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --
                                          -------------------  -------------------
        Total Assets....................        3,333,425,769           10,720,855
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   82                   60
   Due to MetLife Investors
     USA Insurance Company..............                    5                    5
                                          -------------------  -------------------
        Total Liabilities...............                   87                   65
                                          -------------------  -------------------

NET ASSETS..............................  $     3,333,425,682  $        10,720,790
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,333,365,452  $        10,720,790
   Net assets from contracts in payout..               60,230                   --
                                          -------------------  -------------------
        Total Net Assets................  $     3,333,425,682  $        10,720,790
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2014
                                 (UNAUDITED)


                                              MIST AMERICAN         MIST AMERICAN                             MIST AMERICAN
                                             FUNDS BALANCED         FUNDS GROWTH         MIST AMERICAN       FUNDS MODERATE
                                               ALLOCATION            ALLOCATION          FUNDS GROWTH          ALLOCATION
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $      3,421,019,968  $     1,859,507,172  $        627,136,153  $     1,753,608,050
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................         3,421,019,968        1,859,507,172           627,136,153        1,753,608,050
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    34                   72                    82                   53
   Due to MetLife Investors
     USA Insurance Company..............                     7                    7                     7                    7
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    41                   79                    89                   60
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $      3,421,019,927  $     1,859,507,093  $        627,136,064  $     1,753,607,990
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      3,420,911,960  $     1,858,847,914  $        627,064,609  $     1,753,002,302
   Net assets from contracts in payout..               107,967              659,179                71,455              605,688
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $      3,421,019,927  $     1,859,507,093  $        627,136,064  $     1,753,607,990
                                          ====================  ===================  ====================  ===================

                                                MIST AQR          MIST BLACKROCK
                                               GLOBAL RISK        GLOBAL TACTICAL      MIST BLACKROCK         MIST CLARION
                                                BALANCED            STRATEGIES           HIGH YIELD        GLOBAL REAL ESTATE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $     3,178,588,952  $      5,474,058,868  $       249,057,121  $        316,730,682
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................        3,178,588,952         5,474,058,868          249,057,121           316,730,682
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   63                    55                  129                    70
   Due to MetLife Investors
     USA Insurance Company..............                    4                     6                    8                     4
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   67                    61                  137                    74
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $     3,178,588,885  $      5,474,058,807  $       249,056,984  $        316,730,608
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,178,535,041  $      5,473,999,679  $       249,053,287  $        316,705,748
   Net assets from contracts in payout..               53,844                59,128                3,697                24,860
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $     3,178,588,885  $      5,474,058,807  $       249,056,984  $        316,730,608
                                          ===================  ====================  ===================  ====================


                                           MIST CLEARBRIDGE     MIST GOLDMAN SACHS
                                           AGGRESSIVE GROWTH       MID CAP VALUE
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       588,211,811  $       168,194,123
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          588,211,811          168,194,123
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  140                   74
   Due to MetLife Investors
     USA Insurance Company..............                    9                    6
                                          -------------------  -------------------
       Total Liabilities................                  149                   80
                                          -------------------  -------------------

NET ASSETS..............................  $       588,211,662  $       168,194,043
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       588,141,585  $       168,152,871
   Net assets from contracts in payout..               70,077               41,172
                                          -------------------  -------------------
       Total Net Assets.................  $       588,211,662  $       168,194,043
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2014
                                 (UNAUDITED)


                                                  MIST             MIST INVESCO
                                             HARRIS OAKMARK        BALANCED-RISK         MIST INVESCO         MIST INVESCO
                                              INTERNATIONAL         ALLOCATION             COMSTOCK           MID CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        660,696,114  $       823,233,890  $       814,594,538  $        247,939,803
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................           660,696,114          823,233,890          814,594,538           247,939,803
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    75                   42                   98                   117
   Due to MetLife Investors
     USA Insurance Company..............                     8                    5                    8                     5
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                    83                   47                  106                   122
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        660,696,031  $       823,233,843  $       814,594,432  $        247,939,681
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        660,524,382  $       823,233,843  $       814,545,111  $        247,931,009
   Net assets from contracts in payout..               171,649                   --               49,321                 8,672
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        660,696,031  $       823,233,843  $       814,594,432  $        247,939,681
                                          ====================  ===================  ===================  ====================

                                                                                         MIST JPMORGAN
                                              MIST INVESCO          MIST JPMORGAN        GLOBAL ACTIVE        MIST JPMORGAN
                                            SMALL CAP GROWTH          CORE BOND           ALLOCATION         SMALL CAP VALUE
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        298,817,464  $       323,201,356  $        885,520,710  $        25,747,576
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --                    --                    2
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           298,817,464          323,201,356           885,520,710           25,747,578
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   167                   42                    76                  172
   Due to MetLife Investors
     USA Insurance Company..............                    13                    5                     5                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   180                   47                    81                  172
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        298,817,284  $       323,201,309  $        885,520,629  $        25,747,406
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        298,754,992  $       323,195,646  $        885,520,629  $        25,747,406
   Net assets from contracts in payout..                62,292                5,663                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        298,817,284  $       323,201,309  $        885,520,629  $        25,747,406
                                          ====================  ===================  ====================  ===================


                                           MIST LOOMIS SAYLES    MIST LORD ABBETT
                                             GLOBAL MARKETS       BOND DEBENTURE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       172,091,138  $        240,748,537
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --
                                          -------------------  --------------------
       Total Assets.....................          172,091,138           240,748,537
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   89                   129
   Due to MetLife Investors
     USA Insurance Company..............                    5                     7
                                          -------------------  --------------------
       Total Liabilities................                   94                   136
                                          -------------------  --------------------

NET ASSETS..............................  $       172,091,044  $        240,748,401
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       172,091,044  $        240,525,312
   Net assets from contracts in payout..                   --               223,089
                                          -------------------  --------------------
       Total Net Assets.................  $       172,091,044  $        240,748,401
                                          ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2014
                                 (UNAUDITED)


                                                 MIST            MIST MET/FRANKLIN
                                            MET/EATON VANCE        LOW DURATION     MIST MET/TEMPLETON    MIST METLIFE ASSET
                                             FLOATING RATE         TOTAL RETURN     INTERNATIONAL BOND      ALLOCATION 100
                                              SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        77,081,188  $       178,814,207  $        49,745,344  $        636,449,750
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................           77,081,188          178,814,207           49,745,344           636,449,750
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   94                   93                   86                    38
   Due to MetLife Investors
     USA Insurance Company..............                    5                    7                    4                     6
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   99                  100                   90                    44
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        77,081,089  $       178,814,107  $        49,745,254  $        636,449,706
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        77,081,089  $       178,814,107  $        49,745,254  $        636,384,709
   Net assets from contracts in payout..                   --                   --                   --                64,997
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        77,081,089  $       178,814,107  $        49,745,254  $        636,449,706
                                          ===================  ===================  ===================  ====================

                                                                  MIST METLIFE                                   MIST
                                              MIST METLIFE         MULTI-INDEX        MIST MFS EMERGING      MFS RESEARCH
                                              BALANCED PLUS       TARGETED RISK        MARKETS EQUITY        INTERNATIONAL
                                               SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $     7,015,897,682  $       376,641,251  $       448,952,268   $       304,337,140
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                    --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................        7,015,897,682          376,641,251          448,952,268           304,337,140
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   94                   53                   86                    87
   Due to MetLife Investors
     USA Insurance Company..............                    6                    4                    3                     6
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                  100                   57                   89                    93
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $     7,015,897,582  $       376,641,194  $       448,952,179   $       304,337,047
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     7,015,751,116  $       376,641,194  $       448,912,796   $       304,248,483
   Net assets from contracts in payout..              146,466                   --               39,383                88,564
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $     7,015,897,582  $       376,641,194  $       448,952,179   $       304,337,047
                                          ===================  ===================  ====================  ===================


                                           MIST MORGAN STANLEY   MIST OPPENHEIMER
                                             MID CAP GROWTH        GLOBAL EQUITY
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        239,066,200  $        74,377,944
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --
                                          --------------------  -------------------
       Total Assets.....................           239,066,200           74,377,944
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    94                  120
   Due to MetLife Investors
     USA Insurance Company..............                     8                    2
                                          --------------------  -------------------
       Total Liabilities................                   102                  122
                                          --------------------  -------------------

NET ASSETS..............................  $        239,066,098  $        74,377,822
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        239,065,539  $        74,377,822
   Net assets from contracts in payout..                   559                   --
                                          --------------------  -------------------
       Total Net Assets.................  $        239,066,098  $        74,377,822
                                          ====================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2014
                                 (UNAUDITED)


                                               MIST PANAGORA            MIST
                                            GLOBAL DIVERSIFIED     PIMCO INFLATION           MIST                 MIST
                                                   RISK            PROTECTED BOND     PIMCO TOTAL RETURN      PIONEER FUND
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         6,833,186  $       769,389,415  $     1,864,493,340  $       297,571,371
   Due from MetLife Investors
     USA Insurance Company................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            6,833,186          769,389,415        1,864,493,340          297,571,371
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   67                   99                   66                  208
   Due to MetLife Investors
     USA Insurance Company................                    5                    5                    8                   11
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   72                  104                   74                  219
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         6,833,114  $       769,389,311  $     1,864,493,266  $       297,571,152
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         6,833,114  $       769,260,495  $     1,864,195,225  $       297,563,258
   Net assets from contracts in payout....                   --              128,816              298,041                7,894
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         6,833,114  $       769,389,311  $     1,864,493,266  $       297,571,152
                                            ===================  ===================  ===================  ===================


                                                MIST PIONEER        MIST PYRAMIS         MIST PYRAMIS        MIST SCHRODERS
                                              STRATEGIC INCOME    GOVERNMENT INCOME      MANAGED RISK      GLOBAL MULTI-ASSET
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       959,676,018  $       679,051,777  $       136,490,954  $       481,711,890
   Due from MetLife Investors
     USA Insurance Company................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          959,676,018          679,051,777          136,490,954          481,711,890
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  146                   87                   90                   90
   Due to MetLife Investors
     USA Insurance Company................                   12                    5                    5                    4
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  158                   92                   95                   94
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       959,675,860  $       679,051,685  $       136,490,859  $       481,711,796
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       959,661,605  $       678,748,916  $       136,490,859  $       481,711,796
   Net assets from contracts in payout....               14,255              302,769                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       959,675,860  $       679,051,685  $       136,490,859  $       481,711,796
                                            ===================  ===================  ===================  ===================


                                             MIST SSGA GROWTH         MIST SSGA
                                              AND INCOME ETF         GROWTH ETF
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $     1,517,271,008  $       494,855,641
   Due from MetLife Investors
     USA Insurance Company................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................        1,517,271,008          494,855,641
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   90                   62
   Due to MetLife Investors
     USA Insurance Company................                    6                    4
                                            -------------------  -------------------
       Total Liabilities..................                   96                   66
                                            -------------------  -------------------

NET ASSETS................................  $     1,517,270,912  $       494,855,575
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     1,517,085,084  $       494,855,575
   Net assets from contracts in payout....              185,828                   --
                                            -------------------  -------------------
       Total Net Assets...................  $     1,517,270,912  $       494,855,575
                                            ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2014
                                 (UNAUDITED)


                                           MIST T. ROWE PRICE   MIST T. ROWE PRICE     MIST THIRD AVENUE     MIST WMC LARGE
                                             LARGE CAP VALUE      MID CAP GROWTH        SMALL CAP VALUE       CAP RESEARCH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        812,178,731  $       526,045,529  $       286,342,780  $         16,496,552
   Due from MetLife Investors
     USA Insurance Company..............                    22                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................           812,178,753          526,045,529          286,342,780            16,496,552
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   148                   82                  120                   130
   Due to MetLife Investors
     USA Insurance Company..............                    --                    5                    6                     2
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   148                   87                  126                   132
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        812,178,605  $       526,045,442  $       286,342,654  $         16,496,420
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        811,847,498  $       525,928,715  $       286,176,126  $         16,496,420
   Net assets from contracts in payout..               331,107              116,727              166,528                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        812,178,605  $       526,045,442  $       286,342,654  $         16,496,420
                                          ====================  ===================  ===================  ====================

                                           MSF BAILLIE GIFFORD      MSF BARCLAYS        MSF BLACKROCK BOND       MSF BLACKROCK
                                           INTERNATIONAL STOCK  AGGREGATE BOND INDEX          INCOME         CAPITAL APPRECIATION
                                               SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        270,460,419   $       196,250,432   $        61,748,967   $         13,740,930
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --                    --                     --
                                          --------------------  ---------------------  --------------------  --------------------
       Total Assets.....................           270,460,419           196,250,432            61,748,967             13,740,930
                                          --------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    85                   106                   123                    225
   Due to MetLife Investors
     USA Insurance Company..............                     5                     7                     7                     10
                                          --------------------  ---------------------  --------------------  --------------------
       Total Liabilities................                    90                   113                   130                    235
                                          --------------------  ---------------------  --------------------  --------------------

NET ASSETS..............................  $        270,460,329   $       196,250,319   $        61,748,837   $         13,740,695
                                          ====================  =====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        270,454,605   $       196,244,648   $        61,741,291   $         13,740,695
   Net assets from contracts in payout..                 5,724                 5,671                 7,546                     --
                                          --------------------  ---------------------  --------------------  --------------------
       Total Net Assets.................  $        270,460,329   $       196,250,319   $        61,748,837   $         13,740,695
                                          ====================  =====================  ====================  ====================

                                             MSF BLACKROCK         MSF BLACKROCK
                                            LARGE CAP VALUE        MONEY MARKET
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $         4,285,773  $       437,247,232
   Due from MetLife Investors
     USA Insurance Company..............                   --                   37
                                          -------------------  -------------------
       Total Assets.....................            4,285,773          437,247,269
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   --                  253
   Due to MetLife Investors
     USA Insurance Company..............                    1                   --
                                          -------------------  -------------------
       Total Liabilities................                    1                  253
                                          -------------------  -------------------

NET ASSETS..............................  $         4,285,772  $       437,247,016
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,285,772  $       437,193,733
   Net assets from contracts in payout..                   --               53,283
                                          -------------------  -------------------
       Total Net Assets.................  $         4,285,772  $       437,247,016
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2014
                                 (UNAUDITED)



                                            MSF FRONTIER MID                            MSF LOOMIS SAYLES    MSF LOOMIS SAYLES
                                               CAP GROWTH        MSF JENNISON GROWTH     SMALL CAP CORE      SMALL CAP GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         78,804,427  $        542,399,084  $        12,997,742  $            275,694
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --                   --                    --
                                          --------------------  --------------------  -------------------  --------------------
        Total Assets....................            78,804,427           542,399,084           12,997,742               275,694
                                          --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    59                    74                   93                    61
   Due to MetLife Investors
     USA Insurance Company..............                     3                     8                    1                     1
                                          --------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                    62                    82                   94                    62
                                          --------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $         78,804,365  $        542,399,002  $        12,997,648  $            275,632
                                          ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         78,777,684  $        542,021,875  $        12,997,648  $            275,632
   Net assets from contracts in payout..                26,681               377,127                   --                    --
                                          --------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $         78,804,365  $        542,399,002  $        12,997,648  $            275,632
                                          ====================  ====================  ===================  ====================

                                                               MSF MET/DIMENSIONAL
                                             MSF MET/ARTISAN   INTERNATIONAL SMALL     MSF METLIFE ASSET     MSF METLIFE ASSET
                                              MID CAP VALUE          COMPANY             ALLOCATION 20         ALLOCATION 40
                                               SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $       251,395,927  $        57,362,169   $         38,043,728  $      5,162,735,762
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                     --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................          251,395,927           57,362,169             38,043,728         5,162,735,762
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   86                  121                    116                    54
   Due to MetLife Investors
     USA Insurance Company..............                    8                   --                      7                    92
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   94                  121                    123                   146
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $       251,395,833  $        57,362,048   $         38,043,605  $      5,162,735,616
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       251,215,880  $        57,362,048   $         38,043,605  $      5,162,165,870
   Net assets from contracts in payout..              179,953                   --                     --               569,746
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $       251,395,833  $        57,362,048   $         38,043,605  $      5,162,735,616
                                          ===================  ====================  ====================  ====================


                                            MSF METLIFE ASSET     MSF METLIFE ASSET
                                              ALLOCATION 60         ALLOCATION 80
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $      7,579,675,225  $     6,540,296,652
   Due from MetLife Investors
     USA Insurance Company..............                    --                    2
                                          --------------------  -------------------
        Total Assets....................         7,579,675,225        6,540,296,654
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    45                   61
   Due to MetLife Investors
     USA Insurance Company..............                     8                   --
                                          --------------------  -------------------
        Total Liabilities...............                    53                   61
                                          --------------------  -------------------

NET ASSETS..............................  $      7,579,675,172  $     6,540,296,593
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      7,577,856,701  $     6,539,479,646
   Net assets from contracts in payout..             1,818,471              816,947
                                          --------------------  -------------------
        Total Net Assets................  $      7,579,675,172  $     6,540,296,593
                                          ====================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2014
                                 (UNAUDITED)


                                              MSF METLIFE          MSF METLIFE          MSF MFS TOTAL
                                          MID CAP STOCK INDEX      STOCK INDEX             RETURN            MSF MFS VALUE
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       120,090,341  $       566,809,260  $        45,809,984  $       253,111,411
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          120,090,341          566,809,260           45,809,984          253,111,411
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   77                   41                  199                  153
   Due to MetLife Investors
     USA Insurance Company..............                    4                    9                    9                   15
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   81                   50                  208                  168
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       120,090,260  $       566,809,210  $        45,809,776  $       253,111,243
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       120,090,260  $       566,666,905  $        45,809,776  $       253,102,349
   Net assets from contracts in payout..                   --              142,305                   --                8,894
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       120,090,260  $       566,809,210  $        45,809,776  $       253,111,243
                                          ===================  ===================  ===================  ===================

                                                MSF MSCI           MSF NEUBERGER      MSF RUSSELL 2000     MSF T. ROWE PRICE
                                               EAFE INDEX         BERMAN GENESIS            INDEX          LARGE CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       102,494,946  $       147,460,161  $       129,219,110  $        157,244,501
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          102,494,946          147,460,161          129,219,110           157,244,501
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   73                  115                   57                    82
   Due to MetLife Investors
     USA Insurance Company..............                    3                    9                    6                     6
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   76                  124                   63                    88
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       102,494,870  $       147,460,037  $       129,219,047  $        157,244,413
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       102,494,870  $       147,430,163  $       129,219,047  $        157,203,700
   Net assets from contracts in payout..                   --               29,874                   --                40,713
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       102,494,870  $       147,460,037  $       129,219,047  $        157,244,413
                                          ===================  ===================  ===================  ====================

                                           MSF T. ROWE PRICE   MSF VAN ECK GLOBAL
                                           SMALL CAP GROWTH     NATURAL RESOURCES
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $         9,975,421  $        95,542,222
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --
                                          -------------------  -------------------
       Total Assets.....................            9,975,421           95,542,222
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   26                   56
   Due to MetLife Investors
     USA Insurance Company..............                    1                   --
                                          -------------------  -------------------
       Total Liabilities................                   27                   56
                                          -------------------  -------------------

NET ASSETS..............................  $         9,975,394  $        95,542,166
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         9,975,394  $        95,542,166
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $         9,975,394  $        95,542,166
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2014
                                 (UNAUDITED)


                                            MSF WESTERN ASSET
                                             MANAGEMENT U.S.       MSF WMC CORE       NEUBERGER BERMAN       OPPENHEIMER VA
                                               GOVERNMENT      EQUITY OPPORTUNITIES        GENESIS              CORE BOND
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       284,302,203   $       617,623,934  $            10,308  $             9,041
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................          284,302,203           617,623,934               10,308                9,041
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  124                   139                    4                    1
   Due to MetLife Investors
     USA Insurance Company..............                    8                    11                   --                    1
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                  132                   150                    4                    2
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $       284,302,071   $       617,623,784  $            10,304  $             9,039
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       284,286,094   $       617,307,021  $            10,304  $             9,039
   Net assets from contracts in payout..               15,977               316,763                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $       284,302,071   $       617,623,784  $            10,304  $             9,039
                                          ===================  ====================  ===================  ===================

                                             OPPENHEIMER VA                            OPPENHEIMER VA
                                            GLOBAL STRATEGIC      OPPENHEIMER VA         MAIN STREET         OPPENHEIMER VA
                                                 INCOME             MAIN STREET           SMALL CAP               MONEY
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $             4,605  $            104,457  $       115,816,143  $             3,814
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................                4,605               104,457          115,816,143                3,814
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    7                     4                   18                    7
   Due to MetLife Investors
     USA Insurance Company..............                   --                    --                    2                    1
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                    7                     4                   20                    8
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $             4,598  $            104,453  $       115,816,123  $             3,806
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             4,598  $        115,816,123  $           104,453  $             3,806
   Net assets from contracts in payout..                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $             4,598  $        115,816,123  $           104,453  $             3,806
                                          ===================  ====================  ===================  ===================


                                               PIONEER VCT       PIONEER VCT REAL
                                              MID CAP VALUE        ESTATE SHARES
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         71,608,039  $           249,931
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --
                                          --------------------  -------------------
       Total Assets.....................            71,608,039              249,931
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    47                   76
   Due to MetLife Investors
     USA Insurance Company..............                     3                    1
                                          --------------------  -------------------
       Total Liabilities................                    50                   77
                                          --------------------  -------------------

NET ASSETS..............................  $         71,607,989  $           249,854
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         71,607,989  $           249,854
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
       Total Net Assets.................  $         71,607,989  $           249,854
                                          ====================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                             SEPTEMBER 30, 2014
                                 (UNAUDITED)


                                                    T. ROWE PRICE           T. ROWE PRICE          T. ROWE PRICE
                                                    GROWTH STOCK         INTERNATIONAL STOCK       PRIME RESERVE
                                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
                                                --------------------   ---------------------   --------------------
ASSETS:
   Investments at fair value.................   $          7,325,715   $             636,257   $            644,889
   Due from MetLife Investors
     USA Insurance Company...................                     --                      --                     --
                                                --------------------   ---------------------   --------------------
        Total Assets.........................              7,325,715                 636,257                644,889
                                                --------------------   ---------------------   --------------------
LIABILITIES:
   Accrued fees..............................                     --                      --                     --
   Due to MetLife Investors
     USA Insurance Company...................                     --                      --                      1
                                                --------------------   ---------------------   --------------------
        Total Liabilities....................                     --                      --                      1
                                                --------------------   ---------------------   --------------------

NET ASSETS...................................   $          7,325,715   $             636,257   $            644,888
                                                ====================   =====================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units........   $          7,325,715   $             636,257   $            644,888
   Net assets from contracts in payout.......                     --                      --                     --
                                                --------------------   ---------------------   --------------------
        Total Net Assets.....................   $          7,325,715   $             636,257   $            644,888
                                                ====================   =====================   ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                      INTERIM STATEMENTS OF OPERATIONS
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014
                                 (UNAUDITED)


                                                                                                               AMERICAN FUNDS
                                                    ALGER            AMERICAN FUNDS      AMERICAN FUNDS         GLOBAL SMALL
                                              SMALL CAP GROWTH            BOND            GLOBAL GROWTH        CAPITALIZATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $           500,928  $         1,105,119  $                 --
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              610,050            1,239,150            2,762,919             1,073,338
      Administrative charges...............                   --              282,714              577,966               199,281
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................              610,050            1,521,864            3,340,885             1,272,619
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....            (610,050)          (1,020,936)          (2,235,766)           (1,272,619)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --               55,659           30,333,970               555,180
      Realized gains (losses) on sale of
        investments........................              437,486              114,904            3,316,863             1,871,367
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....              437,486              170,563           33,650,833             2,426,547
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,522,839)            5,003,598         (32,343,145)           (1,490,509)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (4,085,353)            5,174,161            1,307,688               936,038
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (4,695,403)  $         4,153,225  $         (928,078)  $          (336,581)
                                             ===================  ===================  ===================  ====================


                                                AMERICAN FUNDS       AMERICAN FUNDS             DWS I            FEDERATED HIGH
                                                    GROWTH            GROWTH-INCOME         INTERNATIONAL          INCOME BOND
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            290,830  $           980,448  $            303,234  $             1,573
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             7,512,817            3,624,115               180,306                  280
      Administrative charges...............             1,499,531              661,713                    --                   --
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             9,012,348            4,285,828               180,306                  280
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....           (8,721,518)          (3,305,380)               122,928                1,293
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            40,539,557           18,739,094                    --                   --
      Realized gains (losses) on sale of
        investments........................            25,392,387            9,153,422             (190,003)                    2
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            65,931,944           27,892,516             (190,003)                    2
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (25,072,325)               31,965             (990,685)                (869)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            40,859,619           27,924,481           (1,180,688)                (867)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         32,138,101  $        24,619,101  $        (1,057,760)  $               426
                                             ====================  ===================  ====================  ===================


                                                   FEDERATED           FIDELITY VIP
                                                    KAUFMAN            ASSET MANAGER
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $                --
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                   473              898,275
      Administrative charges...............                    --                   --
                                             --------------------  -------------------
        Total expenses.....................                   473              898,275
                                             --------------------  -------------------
           Net investment income (loss)....                 (473)            (898,275)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 4,778            3,462,997
      Realized gains (losses) on sale of
        investments........................                   343              759,735
                                             --------------------  -------------------
           Net realized gains (losses).....                 5,121            4,222,732
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               (3,160)              117,134
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                 1,961            4,339,866
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $              1,488  $         3,441,591
                                             ====================  ===================

(a) For the period April 28, 2014 to September 30, 2014.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
               INTERIM STATEMENTS OF OPERATIONS -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014
                                 (UNAUDITED)


                                                 FIDELITY VIP         FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                                  CONTRAFUND          EQUITY-INCOME      FUNDSMANAGER 50%     FUNDSMANAGER 60%
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                              -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $                --  $                --  $                --  $                --
                                              -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            5,532,187               61,318           38,037,452           59,595,589
      Administrative charges................              679,901                   --                   --                   --
                                              -------------------  -------------------  -------------------  -------------------
        Total expenses......................            6,212,088               61,318           38,037,452           59,595,589
                                              -------------------  -------------------  -------------------  -------------------
           Net investment income (loss).....          (6,212,088)             (61,318)         (38,037,452)         (59,595,589)
                                              -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --               20,886            1,640,271           69,079,589
      Realized gains (losses) on sale of
        investments.........................           19,008,562               34,416                2,516           32,180,761
                                              -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses)......           19,008,562               55,302            1,642,787          101,260,350
                                              -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................           26,943,228              322,197           67,068,414           23,227,503
                                              -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           45,951,790              377,499           68,711,201          124,487,853
                                              -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        39,739,702  $           316,181  $        30,673,749  $        64,892,264
                                              ===================  ===================  ===================  ===================

                                                  FIDELITY VIP          FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                     GROWTH               INDEX 500              MID CAP            MONEY MARKET
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $              2,225  $                 --  $              6,529
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,700,689               698,725             3,687,636             1,181,303
      Administrative charges................                    --                    --               826,555                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,700,689               698,725             4,514,191             1,181,303
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....           (1,700,689)             (696,500)           (4,514,191)           (1,174,774)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --             6,991,625                    --
      Realized gains (losses) on sale of
        investments.........................             4,884,979             2,084,291             4,332,067                    --
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             4,884,979             2,084,291            11,323,692                    --
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            10,913,268             3,424,140           (3,862,585)                    --
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            15,798,247             5,508,431             7,461,107                    --
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         14,097,558  $          4,811,931  $          2,946,916  $        (1,174,774)
                                              ====================  ====================  ====================  ====================

                                                  FIDELITY VIP         FTVIPT FRANKLIN
                                                    OVERSEAS               INCOME
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $         15,199,458
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                52,637             2,566,575
      Administrative charges................                    --               576,088
                                              --------------------  --------------------
        Total expenses......................                52,637             3,142,663
                                              --------------------  --------------------
           Net investment income (loss).....              (52,637)            12,056,795
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                 1,431                    --
      Realized gains (losses) on sale of
        investments.........................                48,892             1,583,976
                                              --------------------  --------------------
           Net realized gains (losses)......                50,323             1,583,976
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (379,954)             3,322,258
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             (329,631)             4,906,234
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (382,268)  $         16,963,029
                                              ====================  ====================

(a) For the period April 28, 2014 to September 30, 2014.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
               INTERIM STATEMENTS OF OPERATIONS -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014
                                 (UNAUDITED)



                                                FTVIPT FRANKLIN      FTVIPT FRANKLIN     FTVIPT TEMPLETON     FTVIPT TEMPLETON
                                                 MUTUAL SHARES       SMALL CAP VALUE          FOREIGN            GLOBAL BOND
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                              -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $         3,135,687  $           766,132  $         1,533,782  $        13,120,254
                                              -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            1,342,047            1,024,121              984,128            2,085,300
      Administrative charges................              294,852              235,857              158,832              481,627
                                              -------------------  -------------------  -------------------  -------------------
        Total expenses......................            1,636,899            1,259,978            1,142,960            2,566,927
                                              -------------------  -------------------  -------------------  -------------------
           Net investment income (loss).....            1,498,788            (493,846)              390,822           10,553,327
                                              -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........              815,306            9,238,289                   --                   --
      Realized gains (losses) on sale of
        investments.........................            2,532,328            1,801,518            1,007,642               14,107
                                              -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses)......            3,347,634           11,039,807            1,007,642               14,107
                                              -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................            2,457,992         (19,005,255)          (4,804,955)          (4,715,325)
                                              -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            5,805,626          (7,965,448)          (3,797,313)          (4,701,218)
                                              -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         7,304,414  $       (8,459,294)  $       (3,406,491)  $         5,852,109
                                              ===================  ===================  ===================  ===================


                                                  INVESCO V.I.          INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                                   CORE EQUITY        EQUITY AND INCOME     GROWTH AND INCOME   INTERNATIONAL GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              2,179  $         10,470,109  $                126  $          3,897,094
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 2,663             5,548,852             1,274,902             2,337,197
      Administrative charges................                    --             1,237,404               285,712               530,746
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                 2,663             6,786,256             1,560,614             2,867,943
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                 (484)             3,683,853           (1,560,488)             1,029,151
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                 1,217            32,290,517                   817                    --
      Realized gains (losses) on sale of
        investments.........................                 3,784             7,788,544           119,592,754             3,195,202
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                 5,001            40,079,061           119,593,571             3,195,202
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                 9,639           (8,364,492)         (115,750,643)           (4,786,467)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                14,640            31,714,569             3,842,928           (1,591,265)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             14,156  $         35,398,422  $          2,282,440  $          (562,114)
                                              ====================  ====================  ====================  ====================

                                                     LMPVET                LMPVET
                                              CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                AGGRESSIVE GROWTH       APPRECIATION
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             41,593  $            130,702
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             2,633,579             3,488,486
      Administrative charges................               560,131               765,253
                                              --------------------  --------------------
        Total expenses......................             3,193,710             4,253,739
                                              --------------------  --------------------
           Net investment income (loss).....           (3,152,117)           (4,123,037)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             3,471,243             3,547,174
      Realized gains (losses) on sale of
        investments.........................            10,701,078             4,636,009
                                              --------------------  --------------------
           Net realized gains (losses)......            14,172,321             8,183,183
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            31,973,400            15,566,100
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            46,145,721            23,749,283
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         42,993,604  $         19,626,246
                                              ====================  ====================

(a) For the period April 28, 2014 to September 30, 2014.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
               INTERIM STATEMENTS OF OPERATIONS -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014
                                 (UNAUDITED)


                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                 EQUITY INCOME       LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           614,418   $              1,983  $              3,955  $                --
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,685,828                 55,715                84,373              946,980
      Administrative charges...............              369,931                  9,169                14,066              203,100
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................            2,055,759                 64,884                98,439            1,150,080
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....          (1,441,341)               (62,901)              (94,484)          (1,150,080)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                 93,324               140,016            1,994,307
      Realized gains (losses) on sale of
        investments........................            2,044,439                187,963               137,595            1,773,869
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....            2,044,439                281,287               277,611            3,768,176
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           11,457,759                108,269               218,626          (9,238,971)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           13,502,198                389,556               496,237          (5,470,795)
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        12,060,857   $            326,655  $            401,753  $       (6,620,875)
                                             ====================  ====================  ====================  ====================

                                               LMPVET INVESTMENT         LMPVET                LMPVET                LMPVET
                                               COUNSEL VARIABLE    VARIABLE LIFESTYLE    VARIABLE LIFESTYLE    VARIABLE LIFESTYLE
                                               SOCIAL AWARENESS      ALLOCATION 50%        ALLOCATION 70%        ALLOCATION 85%
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                509  $            45,605  $              7,935  $            202,438
                                             --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 2,444              369,038                23,286               787,297
      Administrative charges...............                   455               83,369                 4,227               176,041
                                             --------------------  -------------------  --------------------  --------------------
        Total expenses.....................                 2,899              452,407                27,513               963,338
                                             --------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....               (2,390)            (406,802)              (19,578)             (760,900)
                                             --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --                    --               811,683
      Realized gains (losses) on sale of
        investments........................                14,065              654,897                97,254             1,954,854
                                             --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....                14,065              654,897                97,254             2,766,537
                                             --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                 (712)            1,046,327              (16,723)              (35,125)
                                             --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                13,353            1,701,224                80,531             2,731,412
                                             --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             10,963  $         1,294,422  $             60,953  $          1,970,512
                                             ====================  ===================  ====================  ====================

                                                LMPVIT WESTERN
                                             ASSET VARIABLE GLOBAL         MFS VIT
                                                HIGH YIELD BOND        INVESTORS TRUST
                                                  SUB-ACCOUNT            SUB-ACCOUNT
                                             ---------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $                --   $                 88
                                             ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               937,652                    168
      Administrative charges...............               200,312                     --
                                             ---------------------  --------------------
        Total expenses.....................             1,137,964                    168
                                             ---------------------  --------------------
           Net investment income (loss)....           (1,137,964)                   (80)
                                             ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                    720
      Realized gains (losses) on sale of
        investments........................               121,877                  6,643
                                             ---------------------  --------------------
           Net realized gains (losses).....               121,877                  7,363
                                             ---------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             3,236,710                (7,028)
                                             ---------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             3,358,587                    335
                                             ---------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $         2,220,623   $                255
                                             =====================  ====================

(a) For the period April 28, 2014 to September 30, 2014.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
               INTERIM STATEMENTS OF OPERATIONS -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014
                                 (UNAUDITED)


                                                                                                MIST
                                                                                          ALLIANCEBERNSTEIN    MIST ALLIANZ GLOBAL
                                                     MFS VIT                               GLOBAL DYNAMIC       INVESTORS DYNAMIC
                                                  NEW DISCOVERY     MFS VIT RESEARCH         ALLOCATION         MULTI-ASSET PLUS
                                                   SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (a)
                                              -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                --  $               387  $         65,209,125  $                --
                                              -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                  439                  573            29,457,571               24,247
      Administrative charges................                   --                   --             6,285,215                6,008
                                              -------------------  -------------------  --------------------  --------------------
        Total expenses......................                  439                  573            35,742,786               30,255
                                              -------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....                (439)                (186)            29,466,339             (30,255)
                                              -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                8,458                3,513            64,924,369                   --
      Realized gains (losses) on sale of
        investments.........................                  503                8,181            18,002,575                  294
                                              -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......                8,961               11,694            82,926,944                  294
                                              -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (13,870)              (9,442)           (5,121,610)             (62,103)
                                              -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................              (4,909)                2,252            77,805,334             (61,809)
                                              -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (5,348)  $             2,066  $        107,271,673  $          (92,064)
                                              ===================  ===================  ====================  ====================


                                                  MIST AMERICAN         MIST AMERICAN                             MIST AMERICAN
                                                 FUNDS BALANCED         FUNDS GROWTH        MIST AMERICAN        FUNDS MODERATE
                                                   ALLOCATION            ALLOCATION         FUNDS GROWTH           ALLOCATION
                                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         43,573,207  $        19,016,568  $         3,496,860  $         25,942,038
                                              --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            33,144,984           18,193,854            6,051,140            17,124,137
      Administrative charges................             6,437,950            3,462,374            1,179,297             3,333,832
                                              --------------------  -------------------  -------------------  --------------------
        Total expenses......................            39,582,934           21,656,228            7,230,437            20,457,969
                                              --------------------  -------------------  -------------------  --------------------
           Net investment income (loss).....             3,990,273          (2,639,660)          (3,733,577)             5,484,069
                                              --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           332,687,325          282,001,792           37,016,758           154,394,431
      Realized gains (losses) on sale of
        investments.........................            35,371,890           20,880,241           15,753,463            17,539,145
                                              --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses)......           368,059,215          302,882,033           52,770,221           171,933,576
                                              --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................         (264,922,239)        (238,225,640)         (26,966,852)         (121,248,659)
                                              --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           103,136,976           64,656,393           25,803,369            50,684,917
                                              --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        107,127,249  $        62,016,733  $        22,069,792  $         56,168,986
                                              ====================  ===================  ===================  ====================


                                                    MIST AQR          MIST BLACKROCK
                                                   GLOBAL RISK        GLOBAL TACTICAL
                                                    BALANCED            STRATEGIES
                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                              --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $        61,497,671
                                              --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            28,295,885           48,126,737
      Administrative charges................             6,054,937           10,265,073
                                              --------------------  -------------------
        Total expenses......................            34,350,822           58,391,810
                                              --------------------  -------------------
           Net investment income (loss).....          (34,350,822)            3,105,861
                                              --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            14,732,500          290,055,944
      Realized gains (losses) on sale of
        investments.........................             6,802,459           25,118,544
                                              --------------------  -------------------
           Net realized gains (losses)......            21,534,959          315,174,488
                                              --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................           235,676,520        (121,856,828)
                                              --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           257,211,479          193,317,660
                                              --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        222,860,657  $       196,423,521
                                              ====================  ===================

(a) For the period April 28, 2014 to September 30, 2014.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
               INTERIM STATEMENTS OF OPERATIONS -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014
                                 (UNAUDITED)



                                                MIST BLACKROCK        MIST CLARION        MIST CLEARBRIDGE     MIST GOLDMAN SACHS
                                                  HIGH YIELD       GLOBAL REAL ESTATE     AGGRESSIVE GROWTH       MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $         16,189,549  $         2,939,912  $            602,873   $           921,727
                                             --------------------  -------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             2,687,904            2,656,151             5,344,651             1,733,949
      Administrative charges...............               510,167              506,785               996,521               320,353
                                             --------------------  -------------------  --------------------  ---------------------
        Total expenses.....................             3,198,071            3,162,936             6,341,172             2,054,302
                                             --------------------  -------------------  --------------------  ---------------------
           Net investment income (loss)....            12,991,478            (223,024)           (5,738,299)           (1,132,575)
                                             --------------------  -------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            12,328,315                   --                    --            29,842,041
      Realized gains (losses) on sale of
        investments........................               585,373              798,497            25,210,486             4,276,682
                                             --------------------  -------------------  --------------------  ---------------------
           Net realized gains (losses).....            12,913,688              798,497            25,210,486            34,118,723
                                             --------------------  -------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments.....................          (18,656,490)            8,447,545            52,754,774          (22,969,722)
                                             --------------------  -------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (5,742,802)            9,246,042            77,965,260            11,149,001
                                             --------------------  -------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          7,248,676  $         9,023,018  $         72,226,961   $        10,016,426
                                             ====================  ===================  ====================  =====================

                                                     MIST             MIST INVESCO
                                                HARRIS OAKMARK        BALANCED-RISK         MIST INVESCO        MIST INVESCO
                                                 INTERNATIONAL         ALLOCATION             COMSTOCK          MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         16,629,378  $                --  $         4,170,318  $           737,527
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             7,037,284            7,084,757            5,967,111            2,068,700
      Administrative charges...............             1,316,660            1,557,572            1,236,081              400,377
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................             8,353,944            8,642,329            7,203,192            2,469,077
                                             --------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....             8,275,434          (8,642,329)          (3,032,874)          (1,731,550)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            66,592,068           38,797,809                   --           27,568,499
      Realized gains (losses) on sale of
        investments........................             6,985,435            1,484,618           15,010,014            4,086,236
                                             --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            73,577,503           40,282,427           15,010,014           31,654,735
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (128,758,102)         (11,914,568)           30,966,737         (22,203,911)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (55,180,599)           28,367,859           45,976,751            9,450,824
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (46,905,165)  $        19,725,530  $        42,943,877  $         7,719,274
                                             ====================  ===================  ===================  ===================


                                                 MIST INVESCO         MIST JPMORGAN
                                               SMALL CAP GROWTH         CORE BOND
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $          4,627,654
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,044,866             3,091,139
      Administrative charges...............              578,259               594,426
                                             -------------------  --------------------
        Total expenses.....................            3,623,125             3,685,565
                                             -------------------  --------------------
           Net investment income (loss)....          (3,623,125)               942,089
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           36,435,193             1,754,274
      Realized gains (losses) on sale of
        investments........................            9,037,188             (440,102)
                                             -------------------  --------------------
           Net realized gains (losses).....           45,472,381             1,314,172
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (39,196,949)             4,876,464
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            6,275,432             6,190,636
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,652,307  $          7,132,725
                                             ===================  ====================

(a) For the period April 28, 2014 to September 30, 2014.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
               INTERIM STATEMENTS OF OPERATIONS -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014
                                 (UNAUDITED)


                                                  MIST JPMORGAN
                                                  GLOBAL ACTIVE       MIST JPMORGAN      MIST LOOMIS SAYLES     MIST LORD ABBETT
                                                   ALLOCATION        SMALL CAP VALUE       GLOBAL MARKETS        BOND DEBENTURE
                                                   SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         9,641,772  $           291,033  $          3,650,465  $         14,555,989
                                              -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            7,245,457              306,049             1,722,449             2,711,260
      Administrative charges................            1,575,375               50,896               327,191               474,710
                                              -------------------  -------------------  --------------------  --------------------
        Total expenses......................            8,820,832              356,945             2,049,640             3,185,970
                                              -------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....              820,940             (65,912)             1,600,825            11,370,019
                                              -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           26,321,334            3,224,542                    --             7,077,870
      Realized gains (losses) on sale of
        investments.........................              569,384              673,675             4,291,459             2,981,497
                                              -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......           26,890,718            3,898,217             4,291,459            10,059,367
                                              -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (68,927)          (5,574,785)           (2,498,211)          (13,867,742)
                                              -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           26,821,791          (1,676,568)             1,793,248           (3,808,375)
                                              -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        27,642,731  $       (1,742,480)  $          3,394,073  $          7,561,644
                                              ===================  ===================  ====================  ====================

                                                      MIST            MIST MET/FRANKLIN
                                                 MET/EATON VANCE        LOW DURATION     MIST MET/TEMPLETON     MIST METLIFE ASSET
                                                  FLOATING RATE         TOTAL RETURN     INTERNATIONAL BOND       ALLOCATION 100
                                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
                                              --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          2,980,447  $         3,758,068  $         2,342,050   $          4,637,241
                                              --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               856,392            1,710,462              486,445              6,675,156
      Administrative charges................               156,638              325,921               95,846              1,227,278
                                              --------------------  -------------------  --------------------  --------------------
        Total expenses......................             1,013,030            2,036,383              582,291              7,902,434
                                              --------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....             1,967,417            1,721,685            1,759,759            (3,265,193)
                                              --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               370,498                   --                   --                     --
      Realized gains (losses) on sale of
        investments.........................              (97,491)             (72,310)            (125,198)             12,807,269
                                              --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......               273,007             (72,310)            (125,198)             12,807,269
                                              --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (2,435,419)          (1,886,486)            (675,684)              1,223,735
                                              --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (2,162,412)          (1,958,796)            (800,882)             14,031,004
                                              --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (194,995)  $         (237,111)  $           958,877   $         10,765,811
                                              ====================  ===================  ====================  ====================

                                                                       MIST METLIFE
                                                  MIST METLIFE          MULTI-INDEX
                                                  BALANCED PLUS        TARGETED RISK
                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                              --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $        121,337,282  $                --
                                              --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            59,591,167            2,730,807
      Administrative charges................            12,820,331              596,919
                                              --------------------  -------------------
        Total expenses......................            72,411,498            3,327,726
                                              --------------------  -------------------
           Net investment income (loss).....            48,925,784          (3,327,726)
                                              --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           537,909,978            1,029,216
      Realized gains (losses) on sale of
        investments.........................            10,446,018              107,689
                                              --------------------  -------------------
           Net realized gains (losses)......           548,355,996            1,136,905
                                              --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................         (236,250,872)           14,006,562
                                              --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           312,105,124           15,143,467
                                              --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        361,030,908  $        11,815,741
                                              ====================  ===================

(a) For the period April 28, 2014 to September 30, 2014.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
               INTERIM STATEMENTS OF OPERATIONS -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014
                                 (UNAUDITED)


                                                                          MIST
                                              MIST MFS EMERGING       MFS RESEARCH      MIST MORGAN STANLEY    MIST OPPENHEIMER
                                               MARKETS EQUITY         INTERNATIONAL       MID CAP GROWTH         GLOBAL EQUITY
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,828,445  $         7,109,698  $             2,610   $           623,583
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,432,989            3,252,464            2,111,040               623,187
      Administrative charges...............              862,771              583,158              441,538               143,326
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................            5,295,760            3,835,622            2,552,578               766,513
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....          (1,467,315)            3,274,076          (2,549,968)             (142,930)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --             2,284,012
      Realized gains (losses) on sale of
        investments........................            2,635,359            1,630,277            4,149,242               914,694
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......            2,635,359            1,630,277            4,149,242             3,198,706
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (8,951,351)         (18,281,851)          (6,539,180)           (1,999,648)
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (6,315,992)         (16,651,574)          (2,389,938)             1,199,058
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (7,783,307)  $      (13,377,498)  $       (4,939,906)   $         1,056,128
                                             ===================  ===================  ====================  ===================

                                                MIST PANAGORA             MIST
                                             GLOBAL DIVERSIFIED      PIMCO INFLATION        MIST PIMCO              MIST
                                                    RISK             PROTECTED BOND        TOTAL RETURN         PIONEER FUND
                                               SUB-ACCOUNT (a)         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $        12,126,214  $        44,715,531  $         4,964,495
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               18,372            7,944,163           19,131,622            2,537,924
      Administrative charges...............                4,556            1,489,217            3,533,932              559,538
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               22,928            9,433,380           22,665,554            3,097,462
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (22,928)            2,692,834           22,049,977            1,867,033
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --           83,758,457
      Realized gains (losses) on sale of
        investments........................               12,864          (8,271,591)          (1,606,137)            3,479,324
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......               12,864          (8,271,591)          (1,606,137)           87,237,781
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (131,834)           27,504,498            8,064,762         (75,649,911)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (118,970)           19,232,907            6,458,625           11,587,870
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (141,898)  $        21,925,741  $        28,508,602  $        13,454,903
                                             ===================  ===================  ===================  ===================


                                                MIST PIONEER         MIST PYRAMIS
                                              STRATEGIC INCOME     GOVERNMENT INCOME
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        47,381,038  $        17,867,325
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,030,528            5,909,462
      Administrative charges...............            1,777,754            1,287,243
                                             -------------------  -------------------
        Total expenses.....................            9,808,282            7,196,705
                                             -------------------  -------------------
          Net investment income (loss).....           37,572,756           10,670,620
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            9,512,058                   --
      Realized gains (losses) on sale of
        investments........................            2,015,589          (2,434,276)
                                             -------------------  -------------------
          Net realized gains (losses)......           11,527,647          (2,434,276)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (12,586,418)           18,913,972
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,058,771)           16,479,696
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        36,513,985  $        27,150,316
                                             ===================  ===================

(a) For the period April 28, 2014 to September 30, 2014.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
               INTERIM STATEMENTS OF OPERATIONS -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014
                                 (UNAUDITED)


                                                 MIST PYRAMIS       MIST SCHRODERS       MIST SSGA GROWTH         MIST SSGA
                                                 MANAGED RISK     GLOBAL MULTI-ASSET      AND INCOME ETF         GROWTH ETF
                                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         6,219,544  $        34,660,381  $          9,464,132
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              975,747            4,048,798           14,706,279             4,884,609
      Administrative charges...............              206,005              874,362            2,912,422               946,064
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................            1,181,752            4,923,160           17,618,701             5,830,673
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....          (1,181,752)            1,296,384           17,041,680             3,633,459
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              387,657           17,005,335           91,560,188            31,239,331
      Realized gains (losses) on sale of
        investments........................               70,914            1,009,526           17,434,181             8,314,299
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....              458,571           18,014,861          108,994,369            39,553,630
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            4,416,014              920,974         (85,380,846)          (32,276,246)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            4,874,585           18,935,835           23,613,523             7,277,384
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,692,833  $        20,232,219  $        40,655,203  $         10,910,843
                                             ===================  ===================  ===================  ====================

                                              MIST T. ROWE PRICE  MIST T. ROWE PRICE     MIST THIRD AVENUE     MIST WMC LARGE
                                                LARGE CAP VALUE     MID CAP GROWTH        SMALL CAP VALUE       CAP RESEARCH
                                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         9,043,710  $                --  $           138,649  $            132,983
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            7,463,744            5,508,111            3,210,672               181,899
      Administrative charges...............            1,043,773            1,030,447              576,182                30,925
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................            8,507,517            6,538,558            3,786,854               212,824
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....              536,193          (6,538,558)          (3,648,205)              (79,841)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           55,165,010           12,962,190                    --
      Realized gains (losses) on sale of
        investments........................           15,797,148           19,002,571           13,106,561               752,025
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....           15,797,148           74,167,581           26,068,751               752,025
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           37,525,167         (52,600,261)         (34,637,826)               157,682
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           53,322,315           21,567,320          (8,569,075)               909,707
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        53,858,508  $        15,028,762  $      (12,217,280)  $            829,866
                                             ===================  ===================  ===================  ====================

                                             MSF BAILLIE GIFFORD      MSF BARCLAYS
                                             INTERNATIONAL STOCK  AGGREGATE BOND INDEX
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         3,615,555  $         4,927,769
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,838,389            1,696,521
      Administrative charges...............              547,614              324,680
                                             -------------------  --------------------
        Total expenses.....................            3,386,003            2,021,201
                                             -------------------  --------------------
           Net investment income (loss)....              229,552            2,906,568
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            2,611,891            (107,065)
                                             -------------------  --------------------
           Net realized gains (losses).....            2,611,891            (107,065)
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (15,284,500)            1,403,808
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (12,672,609)            1,296,743
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (12,443,057)  $         4,203,311
                                             ===================  ====================

(a) For the period April 28, 2014 to September 30, 2014.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
               INTERIM STATEMENTS OF OPERATIONS -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014
                                 (UNAUDITED)



                                                MSF BLACKROCK         MSF BLACKROCK         MSF BLACKROCK       MSF BLACKROCK
                                                 BOND INCOME      CAPITAL APPRECIATION     LARGE CAP VALUE      MONEY MARKET
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,940,729  $             8,821   $            52,453  $                --
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              629,731              149,848                41,036            4,318,172
      Administrative charges...............              101,302               23,374                    --              807,545
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              731,033              173,222                41,036            5,125,717
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....            1,209,696            (164,401)                11,417          (5,125,717)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --               955,775                   --
      Realized gains (losses) on sale of
        investments........................                5,930              941,529              (15,640)                   --
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......                5,930              941,529               940,135                   --
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              935,090            (566,420)             (707,992)                   --
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              941,020              375,109               232,143                   --
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,150,716  $           210,708   $           243,560  $       (5,125,717)
                                             ===================  ====================  ===================  ===================


                                                 MSF FRONTIER             MSF           MSF LOOMIS SAYLES     MSF LOOMIS SAYLES
                                                MID CAP GROWTH      JENNISON GROWTH      SMALL CAP CORE       SMALL CAP GROWTH
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $           197,268  $                --  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              844,199            5,627,013              156,094                1,686
      Administrative charges...............              155,060            1,024,952               26,050                  424
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              999,259            6,651,965              182,144                2,110
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (999,259)          (6,454,697)            (182,144)              (2,110)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,739,497           30,187,427            1,865,120               30,933
      Realized gains (losses) on sale of
        investments........................            1,592,827           19,547,986              369,240                1,985
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            9,332,324           49,735,413            2,234,360               32,918
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (6,057,813)         (18,200,385)          (2,836,447)             (50,408)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,274,511           31,535,028            (602,087)             (17,490)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,275,252  $        25,080,331  $         (784,231)  $          (19,600)
                                             ===================  ===================  ===================  ===================

                                                                   MSF MET/DIMENSIONAL
                                                MSF MET/ARTISAN    INTERNATIONAL SMALL
                                                 MID CAP VALUE           COMPANY
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,472,681  $          1,248,428
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,777,706               636,839
      Administrative charges...............              480,024               118,423
                                             -------------------  --------------------
        Total expenses.....................            3,257,730               755,262
                                             -------------------  --------------------
          Net investment income (loss).....          (1,785,049)               493,166
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             2,173,734
      Realized gains (losses) on sale of
        investments........................            7,308,046             1,931,332
                                             -------------------  --------------------
          Net realized gains (losses)......            7,308,046             4,105,066
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (7,647,607)           (6,724,210)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (339,561)           (2,619,144)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (2,124,610)  $        (2,125,978)
                                             ===================  ====================

(a) For the period April 28, 2014 to September 30, 2014.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
               INTERIM STATEMENTS OF OPERATIONS -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014
                                 (UNAUDITED)


                                               MSF METLIFE ASSET     MSF METLIFE ASSET    MSF METLIFE ASSET     MSF METLIFE ASSET
                                                 ALLOCATION 20         ALLOCATION 40        ALLOCATION 60         ALLOCATION 80
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            264,075  $           219,754  $            900,272  $           922,358
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               165,376           30,747,533            44,968,138           40,047,181
      Administrative charges...............                30,114            5,791,288             8,461,541            7,346,184
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               195,490           36,538,821            53,429,679           47,393,365
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....                68,585         (36,319,067)          (52,529,407)         (46,471,007)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               286,319              282,372             1,689,985                   --
      Realized gains (losses) on sale of
        investments........................               192,271            8,047,894            11,334,399           12,092,954
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....               478,590            8,330,266            13,024,384           12,092,954
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (564,964)          103,323,273           185,656,280          186,857,913
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (86,374)          111,653,539           198,680,664          198,950,867
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (17,789)  $        75,334,472  $        146,151,257  $       152,479,860
                                             ====================  ===================  ====================  ===================

                                                  MSF METLIFE           MSF METLIFE             MSF MFS
                                              MID CAP STOCK INDEX       STOCK INDEX          TOTAL RETURN         MSF MFS VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,068,975   $          8,650,510  $         1,037,227  $          3,988,712
                                             --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,247,254              6,054,304              476,146             2,574,828
      Administrative charges...............              173,956                920,981               65,954               459,119
                                             --------------------  --------------------  -------------------  --------------------
        Total expenses.....................            1,421,210              6,975,285              542,100             3,033,947
                                             --------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....            (352,235)              1,675,225              495,127               954,765
                                             --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,986,438             14,298,345                   --            12,112,589
      Realized gains (losses) on sale of
        investments........................            4,553,245             18,836,444              718,279             4,171,751
                                             --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....           10,539,683             33,134,789              718,279            16,284,340
                                             --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (7,771,219)              1,733,317              543,772           (9,455,246)
                                             --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,768,464             34,868,106            1,262,051             6,829,094
                                             --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,416,229   $         36,543,331  $         1,757,178  $          7,783,859
                                             ====================  ====================  ===================  ====================

                                                   MSF MSCI           MSF NEUBERGER
                                                  EAFE INDEX         BERMAN GENESIS
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,560,143  $            349,614
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,026,355             1,644,232
      Administrative charges...............              161,181               275,109
                                             -------------------  --------------------
        Total expenses.....................            1,187,536             1,919,341
                                             -------------------  --------------------
           Net investment income (loss)....            1,372,607           (1,569,727)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................            2,795,356             3,104,422
                                             -------------------  --------------------
           Net realized gains (losses).....            2,795,356             3,104,422
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (7,469,408)          (12,984,225)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (4,674,052)           (9,879,803)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (3,301,445)  $       (11,449,530)
                                             ===================  ====================

(a) For the period April 28, 2014 to September 30, 2014.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
               INTERIM STATEMENTS OF OPERATIONS -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014
                                 (UNAUDITED)


                                                                                                                  MSF VAN ECK
                                                      MSF           MSF T. ROWE PRICE     MSF T. ROWE PRICE     GLOBAL NATURAL
                                              RUSSELL 2000 INDEX    LARGE CAP GROWTH      SMALL CAP GROWTH         RESOURCES
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,316,027  $             1,687  $                945  $           270,768
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,349,191            1,553,785               107,034            1,021,159
      Administrative charges...............               228,707              281,879                 8,828              198,130
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             1,577,898            1,835,664               115,862            1,219,289
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (261,871)          (1,833,977)             (114,917)            (948,521)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             3,120,572           10,983,579               789,869            1,705,108
      Realized gains (losses) on sale of
        investments........................             3,717,076            2,834,547               451,642              156,369
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             6,837,648           13,818,126             1,241,511            1,861,477
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (14,324,638)          (7,631,477)           (1,273,543)              390,287
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (7,486,990)            6,186,649              (32,032)            2,251,764
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (7,748,861)  $         4,352,672  $          (146,949)  $         1,303,243
                                             ====================  ===================  ====================  ===================

                                              MSF WESTERN ASSET          MSF WMC
                                                 MANAGEMENT            CORE EQUITY           NEUBERGER          OPPENHEIMER VA
                                               U.S. GOVERNMENT        OPPORTUNITIES       BERMAN GENESIS           CORE BOND
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         4,803,092  $         3,680,864  $                 --  $               470
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,551,203            6,420,794                    70                   92
      Administrative charges...............              536,769            1,165,948                    --                   --
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................            3,087,972            7,586,742                    70                   92
                                             -------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....            1,715,120          (3,905,878)                  (70)                  378
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           54,385,564                    --                   --
      Realized gains (losses) on sale of
        investments........................             (22,557)           23,464,881                    30                 (27)
                                             -------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             (22,557)           77,850,445                    30                 (27)
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              599,404         (53,309,133)                 (646)                   44
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              576,847           24,541,312                 (616)                   17
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,291,967  $        20,635,434  $              (686)  $               395
                                             ===================  ===================  ====================  ===================

                                                OPPENHEIMER VA
                                               GLOBAL STRATEGIC      OPPENHEIMER VA
                                                    INCOME             MAIN STREET
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                195  $               878
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                    47                1,096
      Administrative charges...............                    --                   --
                                             --------------------  -------------------
        Total expenses.....................                    47                1,096
                                             --------------------  -------------------
           Net investment income (loss)....                   148                (218)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                2,122
      Realized gains (losses) on sale of
        investments........................                     4                2,500
                                             --------------------  -------------------
           Net realized gains (losses).....                     4                4,622
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                  (45)                1,822
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                  (41)                6,444
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $                107  $             6,226
                                             ====================  ===================

(a) For the period April 28, 2014 to September 30, 2014.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
               INTERIM STATEMENTS OF OPERATIONS -- (CONCLUDED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014
                                 (UNAUDITED)


                                                 OPPENHEIMER VA
                                                   MAIN STREET         OPPENHEIMER VA          PIONEER VCT           PIONEER VCT
                                                    SMALL CAP               MONEY             MID CAP VALUE      REAL ESTATE SHARES
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            770,584  $                 --  $            475,379  $              4,667
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,002,488                    40               622,188                 2,669
      Administrative charges................               226,463                    --               136,550                   484
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,228,951                    40               758,738                 3,153
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             (458,367)                  (40)             (283,359)                 1,514
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            17,095,411                    --             9,760,052                25,808
      Realized gains (losses) on sale of
        investments.........................             3,563,476                    --             1,600,630                12,099
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            20,658,887                    --            11,360,682                37,907
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (21,774,866)                    --           (6,393,963)               (7,569)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (1,115,979)                    --             4,966,719                30,338
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (1,574,346)  $               (40)  $          4,683,360  $             31,852
                                              ====================  ====================  ====================  ====================


                                                  T. ROWE PRICE         T. ROWE PRICE         T. ROWE PRICE
                                                  GROWTH STOCK       INTERNATIONAL STOCK      PRIME RESERVE
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $                --   $                50
                                              --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                51,999                4,359                 4,197
      Administrative charges................                    --                   --                    --
                                              --------------------  --------------------  -------------------
        Total expenses......................                51,999                4,359                 4,197
                                              --------------------  --------------------  -------------------
           Net investment income (loss).....              (51,999)              (4,359)               (4,147)
                                              --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                   --                    --
      Realized gains (losses) on sale of
        investments.........................               813,230                8,672                    --
                                              --------------------  --------------------  -------------------
           Net realized gains (losses)......               813,230                8,672                    --
                                              --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             (477,128)              (4,327)                    --
                                              --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               336,102                4,345                    --
                                              --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            284,103  $              (14)   $           (4,147)
                                              ====================  ====================  ===================

(a) For the period April 28, 2014 to September 30, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                 INTERIM STATEMENTS OF CHANGES IN NET ASSETS
       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND THE YEAR
                           ENDED DECEMBER 31, 2013



                                           ALGER SMALL CAP GROWTH                 AMERICAN FUNDS BOND
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                    ------------------------------------  ----------------------------------
                                        SEPTEMBER           DECEMBER          SEPTEMBER         DECEMBER
                                          2014                2013              2014              2013
                                    -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (610,050)  $       (795,350)  $    (1,020,936)  $        718,730
   Net realized gains (losses)....            437,486          8,468,060           170,563         1,750,573
   Change in unrealized gains
     (losses) on investments......        (4,522,839)          8,688,799         5,003,598       (7,601,790)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        (4,695,403)         16,361,509         4,153,225       (5,132,487)
                                    -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          1,019,172          1,617,076         3,364,042        11,875,043
   Net transfers (including fixed
     account).....................        (1,520,167)        (2,035,008)         7,513,932        11,294,017
   Contract charges...............            (5,220)            (8,421)       (1,076,903)       (1,263,411)
   Transfers for contract benefits
     and terminations.............        (3,899,141)        (4,789,042)       (7,975,374)       (9,827,827)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (4,405,356)        (5,215,395)         1,825,697        12,077,822
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        (9,100,759)         11,146,114         5,978,922         6,945,335
NET ASSETS:
   Beginning of period............         63,772,199         52,626,085       146,158,351       139,213,016
                                    -----------------  -----------------  ----------------  ----------------
   End of period..................  $      54,671,440  $      63,772,199  $    152,137,273  $    146,158,351
                                    =================  =================  ================  ================

                                                                                   AMERICAN FUNDS
                                        AMERICAN FUNDS GLOBAL GROWTH         GLOBAL SMALL CAPITALIZATION
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                    ------------------------------------  ----------------------------------
                                        SEPTEMBER           DECEMBER          SEPTEMBER         DECEMBER
                                          2014                2013              2014              2013
                                    -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (2,235,766)  $       (526,928)  $    (1,272,619)  $      (549,405)
   Net realized gains (losses)....         33,650,833          3,982,592         2,426,547         1,957,425
   Change in unrealized gains
     (losses) on investments......       (32,343,145)         65,109,148       (1,490,509)        25,083,432
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (928,078)         68,564,812         (336,581)        26,491,452
                                    -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          8,602,119         23,766,765         4,040,556        10,382,354
   Net transfers (including fixed
     account).....................          2,678,051        (8,540,368)       (1,127,340)       (3,851,967)
   Contract charges...............        (2,107,122)        (2,337,645)         (781,693)         (874,487)
   Transfers for contract benefits
     and terminations.............       (15,261,739)       (17,922,689)       (5,863,679)       (6,349,695)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (6,088,691)        (5,033,937)       (3,732,156)         (693,795)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        (7,016,769)         63,530,875       (4,068,737)        25,797,657
NET ASSETS:
   Beginning of period............        314,826,203        251,295,328       124,184,003        98,386,346
                                    -----------------  -----------------  ----------------  ----------------
   End of period..................  $     307,809,434  $     314,826,203  $    120,115,266  $    124,184,003
                                    =================  =================  ================  ================


                                           AMERICAN FUNDS GROWTH            AMERICAN FUNDS GROWTH-INCOME
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                        SEPTEMBER          DECEMBER           SEPTEMBER         DECEMBER
                                          2014               2013               2014              2013
                                    ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (8,721,518)  $     (4,016,566)  $     (3,305,380)  $      (469,223)
   Net realized gains (losses)....        65,931,944         16,990,100         27,892,516         6,900,940
   Change in unrealized gains
     (losses) on investments......      (25,072,325)        182,361,798             31,965        89,831,743
                                    ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        32,138,101        195,335,332         24,619,101        96,263,460
                                    ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,345,623         48,884,879         11,019,443        21,737,754
   Net transfers (including fixed
     account).....................      (22,617,023)       (28,227,693)       (10,453,122)      (13,953,890)
   Contract charges...............       (5,860,979)        (6,793,715)        (2,458,188)       (2,765,946)
   Transfers for contract benefits
     and terminations.............      (43,153,022)       (49,304,587)       (21,818,539)      (25,784,839)
                                    ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (68,285,401)       (35,441,116)       (23,710,406)      (20,766,921)
                                    ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............      (36,147,300)        159,894,216            908,695        75,496,539
NET ASSETS:
   Beginning of period............       856,560,204        696,665,988        388,319,990       312,823,451
                                    ----------------  -----------------  -----------------  ----------------
   End of period..................  $    820,412,904  $     856,560,204  $     389,228,685  $    388,319,990
                                    ================  =================  =================  ================


                                             DWS I INTERNATIONAL
                                                 SUB-ACCOUNT
                                    ------------------------------------
                                        SEPTEMBER           DECEMBER
                                          2014                2013
                                    -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         122,928  $         689,035
   Net realized gains (losses)....          (190,003)          (490,812)
   Change in unrealized gains
     (losses) on investments......          (990,685)          2,799,643
                                    -----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        (1,057,760)          2,997,866
                                    -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            442,841            653,441
   Net transfers (including fixed
     account).....................          (387,837)          (612,834)
   Contract charges...............            (1,260)            (1,860)
   Transfers for contract benefits
     and terminations.............        (1,110,811)        (1,377,035)
                                    -----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (1,057,067)        (1,338,288)
                                    -----------------  -----------------
     Net increase (decrease)
       in net assets..............        (2,114,827)          1,659,578
NET ASSETS:
   Beginning of period............         18,592,794         16,933,216
                                    -----------------  -----------------
   End of period..................  $      16,477,967  $      18,592,794
                                    =================  =================

(a) For the period April 28, 2014 to September 30, 2014.
(b) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND THE YEAR
                           ENDED DECEMBER 31, 2013


                                        FEDERATED HIGH INCOME BOND                FEDERATED KAUFMAN
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                        SEPTEMBER         DECEMBER           SEPTEMBER         DECEMBER
                                          2014              2013               2014              2013
                                    ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          1,293  $           1,375  $          (473)  $           (544)
   Net realized gains (losses)....                 2                 --             5,121              3,616
   Change in unrealized gains
     (losses) on investments......             (869)                (4)           (3,160)              9,524
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........               426              1,371             1,488             12,596
                                    ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --                --                 --
   Net transfers (including fixed
     account).....................                --                 --                --                 --
   Contract charges...............                --                 --                --                 --
   Transfers for contract benefits
     and terminations.............               (1)              (113)             (893)            (1,113)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....               (1)              (113)             (893)            (1,113)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............               425              1,258               595             11,483
NET ASSETS:
   Beginning of period............            26,166             24,908            44,907             33,424
                                    ----------------  -----------------  ----------------  -----------------
   End of period..................  $         26,591  $          26,166  $         45,502  $          44,907
                                    ================  =================  ================  =================

                                         FIDELITY VIP ASSET MANAGER             FIDELITY VIP CONTRAFUND
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                    ------------------------------------  ------------------------------------
                                         SEPTEMBER         DECEMBER            SEPTEMBER         DECEMBER
                                           2014              2013                2014              2013
                                    -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (898,275)  $         166,950  $     (6,212,088)  $     (1,697,392)
   Net realized gains (losses)....          4,222,732            806,245         19,008,562         11,601,258
   Change in unrealized gains
     (losses) on investments......            117,134         10,480,801         26,943,228        130,225,189
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          3,441,591         11,453,996         39,739,702        140,129,055
                                    -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          1,090,537          1,646,197         16,196,535         46,614,319
   Net transfers (including fixed
     account).....................          (744,583)        (2,338,518)       (11,077,687)        (6,126,568)
   Contract charges...............            (8,694)           (12,381)        (2,862,478)        (2,923,183)
   Transfers for contract benefits
     and terminations.............        (5,694,075)        (8,115,163)       (32,201,617)       (36,834,423)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (5,356,815)        (8,819,865)       (29,945,247)            730,145
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............        (1,915,224)          2,634,131          9,794,455        140,859,200
NET ASSETS:
   Beginning of period............         88,274,483         85,640,352        611,972,926        471,113,726
                                    -----------------  -----------------  -----------------  -----------------
   End of period..................  $      86,359,259  $      88,274,483  $     621,767,381  $     611,972,926
                                    =================  =================  =================  =================

                                        FIDELITY VIP EQUITY-INCOME          FIDELITY VIP FUNDSMANAGER 50%
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                         SEPTEMBER         DECEMBER          SEPTEMBER          DECEMBER
                                           2014              2013              2014               2013
                                    -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (61,318)  $         58,439  $    (38,037,452)  $    (5,248,600)
   Net realized gains (losses)....             55,302           367,626          1,642,787        10,771,735
   Change in unrealized gains
     (losses) on investments......            322,197           916,971         67,068,414       141,257,707
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            316,181         1,343,036         30,673,749       146,780,842
                                    -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             48,766            24,011                 --                --
   Net transfers (including fixed
     account).....................           (26,497)          (72,869)      1,068,423,393     1,474,414,428
   Contract charges...............                 --                --                 --                --
   Transfers for contract benefits
     and terminations.............          (509,491)         (862,819)       (57,878,407)      (31,224,567)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (487,222)         (911,677)      1,010,544,986     1,443,189,861
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............          (171,041)           431,359      1,041,218,735     1,589,970,703
NET ASSETS:
   Beginning of period............          5,954,600         5,523,241      2,033,793,788       443,823,085
                                    -----------------  ----------------  -----------------  ----------------
   End of period..................  $       5,783,559  $      5,954,600  $   3,075,012,523  $  2,033,793,788
                                    =================  ================  =================  ================

                                       FIDELITY VIP FUNDSMANAGER 60%
                                                SUB-ACCOUNT
                                    -----------------------------------
                                         SEPTEMBER         DECEMBER
                                           2014              2013
                                    -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (59,595,589)  $   (31,238,110)
   Net realized gains (losses)....        101,260,350       171,159,819
   Change in unrealized gains
     (losses) on investments......         23,227,503       435,136,185
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         64,892,264       575,057,894
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          1,307,652         5,496,546
   Net transfers (including fixed
     account).....................                 18                --
   Contract charges...............                 --                --
   Transfers for contract benefits
     and terminations.............      (123,897,210)     (145,663,704)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (122,589,540)     (140,167,158)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............       (57,697,276)       434,890,736
NET ASSETS:
   Beginning of period............      4,031,523,824     3,596,633,088
                                    -----------------  ----------------
   End of period..................  $   3,973,826,548  $  4,031,523,824
                                    =================  ================

(a) For the period April 28, 2014 to September 30, 2014.
(b) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND THE YEAR
                           ENDED DECEMBER 31, 2013


                                             FIDELITY VIP GROWTH                  FIDELITY VIP INDEX 500
                                                 SUB-ACCOUNT                            SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                          SEPTEMBER         DECEMBER            SEPTEMBER          DECEMBER
                                            2014              2013                2014               2013
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (1,700,689)  $     (1,579,739)  $       (696,500)  $         325,124
   Net realized gains (losses).....          4,884,979          4,112,179          2,084,291          2,857,955
   Change in unrealized gains
     (losses) on investments.......         10,913,268         41,938,391          3,424,140         14,178,938
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         14,097,558         44,470,831          4,811,931         17,362,017
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,630,368          3,349,924                 --                 --
   Net transfers (including fixed
     account)......................        (2,521,674)        (5,049,310)        (1,030,515)        (2,603,865)
   Contract charges................           (15,240)           (22,025)           (16,302)           (23,942)
   Transfers for contract benefits
     and terminations..............       (10,698,802)       (13,580,293)        (4,424,513)        (6,041,583)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (10,605,348)       (15,301,704)        (5,471,330)        (8,669,390)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............          3,492,210         29,169,127          (659,399)          8,692,627
NET ASSETS:
   Beginning of period.............        165,968,439        136,799,312         69,677,247         60,984,620
                                     -----------------  -----------------  -----------------  -----------------
   End of period...................  $     169,460,649  $     165,968,439  $      69,017,848  $      69,677,247
                                     =================  =================  =================  =================

                                             FIDELITY VIP MID CAP               FIDELITY VIP MONEY MARKET
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                         SEPTEMBER           DECEMBER          SEPTEMBER          DECEMBER
                                           2014                2013              2014               2013
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (4,514,191)  $     (4,216,245)  $     (1,174,774)  $     (1,597,325)
   Net realized gains (losses).....         11,323,692         56,577,725                 --                 --
   Change in unrealized gains
     (losses) on investments.......        (3,862,585)         61,592,202                 --                 --
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          2,946,916        113,953,682        (1,174,774)        (1,597,325)
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         13,539,457         45,946,288      1,101,302,837      1,482,045,626
   Net transfers (including fixed
     account)......................        (8,526,272)       (13,593,184)    (1,068,997,980)    (1,474,484,969)
   Contract charges................        (3,456,873)        (3,645,078)            (1,930)            (3,153)
   Transfers for contract benefits
     and terminations..............       (19,584,912)       (20,912,658)        (2,517,557)        (3,464,232)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (18,028,600)          7,795,368         29,785,370          4,093,272
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (15,081,684)        121,749,050         28,610,596          2,495,947
NET ASSETS:
   Beginning of period.............        446,581,942        324,832,892         76,155,346         73,659,399
                                     -----------------  -----------------  -----------------  -----------------
   End of period...................  $     431,500,258  $     446,581,942  $     104,765,942  $      76,155,346
                                     =================  =================  =================  =================

                                             FIDELITY VIP OVERSEAS                FTVIPT FRANKLIN INCOME
                                                  SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                          SEPTEMBER          DECEMBER          SEPTEMBER           DECEMBER
                                            2014               2013              2014                2013
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (52,637)  $           5,035  $      12,056,795  $      13,802,960
   Net realized gains (losses).....             50,323             11,595          1,583,976            335,927
   Change in unrealized gains
     (losses) on investments.......          (379,954)          1,380,290          3,322,258         18,152,582
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (382,268)          1,396,920         16,963,029         32,291,469
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             77,566             83,529          7,551,720         24,164,029
   Net transfers (including fixed
     account)......................            (8,274)          (260,389)            532,470         10,135,357
   Contract charges................               (45)               (46)        (2,026,985)        (2,217,562)
   Transfers for contract benefits
     and terminations..............          (349,159)          (535,530)       (16,141,723)       (19,716,164)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (279,912)          (712,436)       (10,084,518)         12,365,660
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (662,180)            684,484          6,878,511         44,657,129
NET ASSETS:
   Beginning of period.............          5,925,521          5,241,037        297,821,470        253,164,341
                                     -----------------  -----------------  -----------------  -----------------
   End of period...................  $       5,263,341  $       5,925,521  $     304,699,981  $     297,821,470
                                     =================  =================  =================  =================

                                         FTVIPT FRANKLIN MUTUAL SHARES
                                                  SUB-ACCOUNT
                                     ------------------------------------
                                          SEPTEMBER          DECEMBER
                                            2014               2013
                                     -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,498,788  $       1,028,572
   Net realized gains (losses).....          3,347,634          1,531,390
   Change in unrealized gains
     (losses) on investments.......          2,457,992         31,136,595
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          7,304,414         33,696,557
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,420,932          7,934,359
   Net transfers (including fixed
     account)......................        (1,374,918)        (3,863,825)
   Contract charges................          (970,639)        (1,093,363)
   Transfers for contract benefits
     and terminations..............        (8,537,880)       (10,375,719)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (8,462,505)        (7,398,548)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (1,158,091)         26,298,009
NET ASSETS:
   Beginning of period.............        156,078,571        129,780,562
                                     -----------------  -----------------
   End of period...................  $     154,920,480  $     156,078,571
                                     =================  =================

(a) For the period April 28, 2014 to September 30, 2014.
(b) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND THE YEAR
                           ENDED DECEMBER 31, 2013


                                        FTVIPT FRANKLIN SMALL CAP VALUE          FTVIPT TEMPLETON FOREIGN
                                                  SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                         SEPTEMBER           DECEMBER           SEPTEMBER          DECEMBER
                                           2014                2013               2014               2013
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (493,846)  $        (24,107)  $         390,822  $         479,595
   Net realized gains (losses).....         11,039,807          3,335,986          1,007,642            527,295
   Change in unrealized gains
     (losses) on investments.......       (19,005,255)         28,858,586        (4,804,955)         14,782,128
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (8,459,294)         32,170,465        (3,406,491)         15,789,018
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          4,804,785         18,861,799            557,911          1,244,169
   Net transfers (including fixed
     account)......................          (622,378)        (3,726,532)          1,224,578        (3,114,726)
   Contract charges................        (1,064,025)        (1,067,656)          (728,539)          (910,114)
   Transfers for contract benefits
     and terminations..............        (4,768,484)        (4,485,166)        (5,694,244)        (6,075,431)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,650,102)          9,582,445        (4,640,294)        (8,856,102)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (10,109,396)         41,752,910        (8,046,785)          6,932,916
NET ASSETS:
   Beginning of period.............        128,048,983         86,296,073         87,721,293         80,788,377
                                     -----------------  -----------------  -----------------  -----------------
   End of period...................  $     117,939,587  $     128,048,983  $      79,674,508  $      87,721,293
                                     =================  =================  =================  =================

                                         FTVIPT TEMPLETON GLOBAL BOND           INVESCO V.I. CORE EQUITY
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                          SEPTEMBER         DECEMBER           SEPTEMBER          DECEMBER
                                            2014              2013               2014               2013
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      10,553,327  $       8,251,988  $           (484)  $            (90)
   Net realized gains (losses).....             14,107          2,892,611              5,001             11,977
   Change in unrealized gains
     (losses) on investments.......        (4,715,325)       (10,624,497)              9,639             45,509
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          5,852,109            520,102             14,156             57,396
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          6,387,800         31,796,531                 --                 --
   Net transfers (including fixed
     account)......................          5,954,581         20,195,269               (26)           (15,058)
   Contract charges................        (2,130,474)        (2,382,478)                 --                 --
   Transfers for contract benefits
     and terminations..............       (11,513,792)       (12,509,439)            (7,975)           (33,651)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,301,885)         37,099,883            (8,001)           (48,709)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............          4,550,224         37,619,985              6,155              8,687
NET ASSETS:
   Beginning of period.............        254,683,414        217,063,429            249,696            241,009
                                     -----------------  -----------------  -----------------  -----------------
   End of period...................  $     259,233,638  $     254,683,414  $         255,851  $         249,696
                                     =================  =================  =================  =================

                                         INVESCO V.I. EQUITY AND INCOME        INVESCO V.I. GROWTH AND INCOME
                                                   SUB-ACCOUNT                           SUB-ACCOUNT
                                     -------------------------------------  ------------------------------------
                                          SEPTEMBER           DECEMBER           SEPTEMBER          DECEMBER
                                            2014                2013               2014               2013
                                     ------------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        3,683,853  $         960,409  $     (1,560,488)  $       (188,424)
   Net realized gains (losses).....          40,079,061          2,646,648        119,593,571          5,964,860
   Change in unrealized gains
     (losses) on investments.......         (8,364,492)        115,194,853      (115,750,643)         81,951,879
                                     ------------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          35,398,422        118,801,910          2,282,440         87,728,315
                                     ------------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          25,208,562         67,597,697          5,543,775         41,201,557
   Net transfers (including fixed
     account)......................           3,586,410          8,022,603      (365,872,952)        (9,892,159)
   Contract charges................         (4,679,357)        (4,836,300)        (1,114,682)        (3,013,438)
   Transfers for contract benefits
     and terminations..............        (38,178,195)       (37,208,806)        (6,802,067)       (18,283,675)
                                     ------------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (14,062,580)         33,575,194      (368,245,926)         10,012,285
                                     ------------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............          21,335,842        152,377,104      (365,963,486)         97,740,600
NET ASSETS:
   Beginning of period.............         649,322,698        496,945,594        365,970,613        268,230,013
                                     ------------------  -----------------  -----------------  -----------------
   End of period...................  $      670,658,540  $     649,322,698  $           7,127  $     365,970,613
                                     ==================  =================  =================  =================

                                       INVESCO V.I. INTERNATIONAL GROWTH
                                                  SUB-ACCOUNT
                                     ------------------------------------
                                          SEPTEMBER          DECEMBER
                                            2014               2013
                                     -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,029,151  $       (636,105)
   Net realized gains (losses).....          3,195,202          1,305,822
   Change in unrealized gains
     (losses) on investments.......        (4,786,467)         40,017,340
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (562,114)         40,687,057
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          6,724,339         29,193,980
   Net transfers (including fixed
     account)......................            666,655          6,799,837
   Contract charges................        (2,323,123)        (2,450,016)
   Transfers for contract benefits
     and terminations..............       (11,345,712)       (12,015,352)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (6,277,841)         21,528,449
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (6,839,955)         62,215,506
NET ASSETS:
   Beginning of period.............        281,999,206        219,783,700
                                     -----------------  -----------------
   End of period...................  $     275,159,251  $     281,999,206
                                     =================  =================

(a) For the period April 28, 2014 to September 30, 2014.
(b) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND THE YEAR
                           ENDED DECEMBER 31, 2013


                                             LMPVET CLEARBRIDGE                    LMPVET CLEARBRIDGE
                                         VARIABLE AGGRESSIVE GROWTH               VARIABLE APPRECIATION
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  ------------------------------------
                                        SEPTEMBER          DECEMBER            SEPTEMBER          DECEMBER
                                          2014               2013                2014               2013
                                    -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (3,152,117)  $     (2,728,091)  $     (4,123,037)  $       (340,789)
   Net realized gains (losses)....         14,172,321         17,861,500          8,183,183         13,852,622
   Change in unrealized gains
     (losses) on investments......         31,973,400         71,695,365         15,566,100         72,638,328
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         42,993,604         86,828,774         19,626,246         86,150,161
                                    -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         16,636,339         26,964,170         15,646,033         47,967,753
   Net transfers (including fixed
     account).....................       (12,057,482)        (1,165,621)        (1,740,603)          4,628,653
   Contract charges...............        (1,912,874)        (1,696,014)        (3,082,668)        (3,067,660)
   Transfers for contract benefits
     and terminations.............       (16,956,575)       (17,174,971)       (19,857,725)       (20,584,065)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (14,290,592)          6,927,564        (9,034,963)         28,944,681
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
       in net assets..............         28,703,012         93,756,338         10,591,283        115,094,842
NET ASSETS:
   Beginning of period............        280,745,200        186,988,862        405,286,221        290,191,379
                                    -----------------  -----------------  -----------------  -----------------
   End of period..................  $     309,448,212  $     280,745,200  $     415,877,504  $     405,286,221
                                    =================  =================  =================  =================

                                            LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                          VARIABLE EQUITY INCOME             VARIABLE LARGE CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,441,341)  $        427,485  $       (62,901)  $        (58,170)
   Net realized gains (losses)....         2,044,439           646,901           281,287            745,423
   Change in unrealized gains
     (losses) on investments......        11,457,759        33,452,314           108,269            710,461
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        12,060,857        34,526,700           326,655          1,397,714
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,595,477        27,050,110             1,816                648
   Net transfers (including fixed
     account).....................         2,055,168         8,008,781         (104,284)           (33,103)
   Contract charges...............       (1,411,307)       (1,307,320)          (12,817)           (17,152)
   Transfers for contract benefits
     and terminations.............      (10,455,176)      (12,039,748)         (392,466)          (647,971)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,215,838)        21,711,823         (507,751)          (697,578)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............        10,845,019        56,238,523         (181,096)            700,136
NET ASSETS:
   Beginning of period............       191,169,653       134,931,130         5,012,390          4,312,254
                                    ----------------  ----------------  ----------------  -----------------
   End of period..................  $    202,014,672  $    191,169,653  $      4,831,294  $       5,012,390
                                    ================  ================  ================  =================

                                             LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                          VARIABLE LARGE CAP VALUE            VARIABLE SMALL CAP GROWTH
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                    ------------------------------------  ----------------------------------
                                         SEPTEMBER          DECEMBER          SEPTEMBER         DECEMBER
                                           2014               2013              2014              2013
                                    -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (94,484)  $           1,148  $    (1,150,080)  $    (1,235,439)
   Net realized gains (losses)....            277,611            466,613         3,768,176         8,864,593
   Change in unrealized gains
     (losses) on investments......            218,626          1,056,824       (9,238,971)        24,881,277
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            401,753          1,524,585       (6,620,875)        32,510,431
                                    -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            150,176            282,593         4,607,576        16,380,155
   Net transfers (including fixed
     account).....................          1,294,965            813,486           928,547         3,443,300
   Contract charges...............           (49,204)           (46,356)         (884,639)         (824,479)
   Transfers for contract benefits
     and terminations.............          (324,204)          (424,843)       (4,067,102)       (3,891,881)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          1,071,733            624,880           584,382        15,107,095
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          1,473,486          2,149,465       (6,036,493)        47,617,526
NET ASSETS:
   Beginning of period............          6,892,954          4,743,489       112,499,020        64,881,494
                                    -----------------  -----------------  ----------------  ----------------
   End of period..................  $       8,366,440  $       6,892,954  $    106,462,527  $    112,499,020
                                    =================  =================  ================  ================

                                              LMPVET INVESTMENT
                                      COUNSEL VARIABLE SOCIAL AWARENESS
                                                 SUB-ACCOUNT
                                    ------------------------------------
                                        SEPTEMBER           DECEMBER
                                          2014                2013
                                    -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         (2,390)  $         (2,213)
   Net realized gains (losses)....             14,065              8,209
   Change in unrealized gains
     (losses) on investments......              (712)             39,556
                                    -----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             10,963             45,552
                                    -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........              1,080                 --
   Net transfers (including fixed
     account).....................           (42,532)              9,338
   Contract charges...............               (97)              (130)
   Transfers for contract benefits
     and terminations.............           (21,098)           (51,803)
                                    -----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (62,647)           (42,595)
                                    -----------------  -----------------
     Net increase (decrease)
       in net assets..............           (51,684)              2,957
NET ASSETS:
   Beginning of period............            292,286            289,329
                                    -----------------  -----------------
   End of period..................  $         240,602  $         292,286
                                    =================  =================

(a) For the period April 28, 2014 to September 30, 2014.
(b) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND THE YEAR
                           ENDED DECEMBER 31, 2013


                                                   LMPVET                               LMPVET
                                      VARIABLE LIFESTYLE ALLOCATION 50%    VARIABLE LIFESTYLE ALLOCATION 70%
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                         SEPTEMBER          DECEMBER          SEPTEMBER          DECEMBER
                                           2014               2013              2014               2013
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (406,802)  $         335,965  $       (19,578)  $         (5,215)
   Net realized gains (losses).....           654,897            294,643            97,254            164,204
   Change in unrealized gains
     (losses) on investments.......         1,046,327          4,402,903          (16,723)            307,412
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         1,294,422          5,033,511            60,953            466,401
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         1,755,339          6,821,630                90                120
   Net transfers (including fixed
     account)......................           114,887          3,040,842          (35,788)            208,852
   Contract charges................         (322,449)          (323,071)             (507)              (702)
   Transfers for contract benefits
     and terminations..............       (3,237,714)        (3,091,539)         (266,331)          (943,181)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (1,689,937)          6,447,862         (302,536)          (734,911)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (395,515)         11,481,373         (241,583)          (268,510)
NET ASSETS:
   Beginning of period.............        44,101,401         32,620,028         2,304,999          2,573,509
                                     ----------------  -----------------  ----------------  -----------------
   End of period...................  $     43,705,886  $      44,101,401  $      2,063,416  $       2,304,999
                                     ================  =================  ================  =================

                                                   LMPVET                        LMPVIT WESTERN ASSET
                                      VARIABLE LIFESTYLE ALLOCATION 85%     VARIABLE GLOBAL HIGH YIELD BOND
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                         SEPTEMBER         DECEMBER           SEPTEMBER         DECEMBER
                                           2014              2013               2014              2013
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (760,900)  $         265,832  $    (1,137,964)  $       4,754,059
   Net realized gains (losses).....         2,766,537          1,739,917           121,877             97,460
   Change in unrealized gains
     (losses) on investments.......          (35,125)         17,385,552         3,236,710          (303,455)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         1,970,512         19,391,301         2,220,623          4,548,064
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,005,856          3,896,642         2,190,473         12,043,147
   Net transfers (including fixed
     account)......................       (1,373,817)           (70,391)         3,751,381          6,173,096
   Contract charges................         (625,400)          (739,142)         (695,344)          (741,652)
   Transfers for contract benefits
     and terminations..............       (4,153,563)        (7,221,465)       (7,063,904)        (9,054,116)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (4,146,924)        (4,134,356)       (1,817,394)          8,420,475
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (2,176,412)         15,256,945           403,229         12,968,539
NET ASSETS:
   Beginning of period.............        95,074,284         79,817,339       104,740,451         91,771,912
                                     ----------------  -----------------  ----------------  -----------------
   End of period...................  $     92,897,872  $      95,074,284  $    105,143,680  $     104,740,451
                                     ================  =================  ================  =================

                                                   MFS VIT                               MFS VIT
                                               INVESTORS TRUST                        NEW DISCOVERY
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                         SEPTEMBER         DECEMBER            SEPTEMBER         DECEMBER
                                           2014              2013                2014              2013
                                     ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (80)  $            (69)  $           (439)  $           (581)
   Net realized gains (losses).....             7,363                292              8,961              2,006
   Change in unrealized gains
     (losses) on investments.......           (7,028)              5,877           (13,870)             12,769
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............               255              6,100            (5,348)             14,194
                                     ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --                 --                 --
   Net transfers (including fixed
     account)......................                --                 --                 --                 --
   Contract charges................                --                 --                 --                 --
   Transfers for contract benefits
     and terminations..............          (16,920)              (637)            (1,494)            (9,835)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (16,920)              (637)            (1,494)            (9,835)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (16,665)              5,463            (6,842)              4,359
NET ASSETS:
   Beginning of period.............            25,951             20,488             46,020             41,661
                                     ----------------  -----------------  -----------------  -----------------
   End of period...................  $          9,286  $          25,951  $          39,178  $          46,020
                                     ================  =================  =================  =================


                                              MFS VIT RESEARCH
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                         SEPTEMBER          DECEMBER
                                           2014               2013
                                     ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          (186)  $           (610)
   Net realized gains (losses).....            11,694              1,133
   Change in unrealized gains
     (losses) on investments.......           (9,442)             14,560
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             2,066             15,083
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --
   Net transfers (including fixed
     account)......................                --                 --
   Contract charges................                --                 --
   Transfers for contract benefits
     and terminations..............          (18,520)            (1,403)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (18,520)            (1,403)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............          (16,454)             13,680
NET ASSETS:
   Beginning of period.............            63,835             50,155
                                     ----------------  -----------------
   End of period...................  $         47,381  $          63,835
                                     ================  =================

(a) For the period April 28, 2014 to September 30, 2014.
(b) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND THE YEAR
                           ENDED DECEMBER 31, 2013


                                                                            MIST ALLIANZ
                                                                          GLOBAL INVESTORS
                                           MIST ALLIANCEBERNSTEIN              DYNAMIC                     MIST
                                          GLOBAL DYNAMIC ALLOCATION       MULTI-ASSET PLUS  AMERICAN FUNDS BALANCED ALLOCATION
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------------------  ----------------  -----------------------------------
                                        SEPTEMBER           DECEMBER          SEPTEMBER          SEPTEMBER         DECEMBER
                                          2014                2013            2014 (a)             2014              2013
                                    -----------------  -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      29,466,339  $     (4,610,871)  $       (30,255)  $       3,990,273  $    (5,388,861)
   Net realized gains (losses)....         82,926,944         73,047,817               294        368,059,215       250,625,904
   Change in unrealized gains
     (losses) on investments......        (5,121,610)        213,779,983          (62,103)      (264,922,239)       260,897,780
                                    -----------------  -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        107,271,673        282,216,929          (92,064)        107,127,249       506,134,823
                                    -----------------  -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         42,813,266        248,776,609         4,716,339         19,619,765        29,549,572
   Net transfers (including fixed
     account).....................       (12,877,373)         93,377,580         6,191,568         60,287,046       (8,307,267)
   Contract charges...............       (34,721,765)       (43,781,572)          (27,316)       (30,145,967)      (37,993,157)
   Transfers for contract benefits
     and terminations.............       (82,734,311)       (90,758,771)          (67,737)      (166,255,204)     (165,057,262)
                                    -----------------  -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (87,520,183)        207,613,846        10,812,854      (116,494,360)     (181,808,114)
                                    -----------------  -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         19,751,490        489,830,775        10,720,790        (9,367,111)       324,326,709
NET ASSETS:
   Beginning of period............      3,313,674,192      2,823,843,417                --      3,430,387,038     3,106,060,329
                                    -----------------  -----------------  ----------------  -----------------  ----------------
   End of period..................  $   3,333,425,682  $   3,313,674,192  $     10,720,790  $   3,421,019,927  $  3,430,387,038
                                    =================  =================  ================  =================  ================



                                                    MIST                                  MIST
                                      AMERICAN FUNDS GROWTH ALLOCATION            AMERICAN FUNDS GROWTH
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  ------------------------------------
                                        SEPTEMBER           DECEMBER          SEPTEMBER           DECEMBER
                                          2014                2013              2014                2013
                                    -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (2,639,660)  $     (9,394,519)  $     (3,733,577)  $     (6,517,995)
   Net realized gains (losses)....        302,882,033        121,285,044         52,770,221         55,767,296
   Change in unrealized gains
     (losses) on investments......      (238,225,640)        233,109,626       (26,966,852)         96,031,643
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         62,016,733        345,000,151         22,069,792        145,280,944
                                    -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         11,481,429         19,707,302         18,754,091         14,629,823
   Net transfers (including fixed
     account).....................         49,221,717         66,168,229        (9,923,664)       (37,937,636)
   Contract charges...............       (14,697,196)       (16,411,723)        (5,263,741)        (6,691,159)
   Transfers for contract benefits
     and terminations.............       (76,837,965)       (82,807,176)       (30,887,050)       (28,561,135)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (30,832,015)       (13,343,368)       (27,320,364)       (58,560,107)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............         31,184,718        331,656,783        (5,250,572)         86,720,837
NET ASSETS:
   Beginning of period............      1,828,322,375      1,496,665,592        632,386,636        545,665,799
                                    -----------------  -----------------  -----------------  -----------------
   End of period..................  $   1,859,507,093  $   1,828,322,375  $     627,136,064  $     632,386,636
                                    =================  =================  =================  =================



                                                   MIST                                 MIST
                                    AMERICAN FUNDS MODERATE ALLOCATION        AQR GLOBAL RISK BALANCED
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                        SEPTEMBER          DECEMBER          SEPTEMBER          DECEMBER
                                          2014               2013              2014               2013
                                    ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      5,484,069  $       2,016,609  $   (34,350,822)  $      24,454,360
   Net realized gains (losses)....       171,933,576        119,968,172        21,534,959        131,410,280
   Change in unrealized gains
     (losses) on investments......     (121,248,659)         74,888,275       235,676,520      (347,099,092)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        56,168,986        196,873,056       222,860,657      (191,234,452)
                                    ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         9,892,578         17,989,884        22,136,436        299,929,057
   Net transfers (including fixed
     account).....................         (647,880)       (30,931,042)     (200,078,291)      (449,932,361)
   Contract charges...............      (16,231,276)       (21,278,076)      (33,616,846)       (50,307,360)
   Transfers for contract benefits
     and terminations.............      (91,941,395)      (100,612,790)      (81,189,048)      (113,288,370)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (98,927,973)      (134,832,024)     (292,747,749)      (313,599,034)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............      (42,758,987)         62,041,032      (69,887,092)      (504,833,486)
NET ASSETS:
   Beginning of period............     1,796,366,977      1,734,325,945     3,248,475,977      3,753,309,463
                                    ----------------  -----------------  ----------------  -----------------
   End of period..................  $  1,753,607,990  $   1,796,366,977  $  3,178,588,885  $   3,248,475,977
                                    ================  =================  ================  =================

(a) For the period April 28, 2014 to September 30, 2014.
(b) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND THE YEAR
                           ENDED DECEMBER 31, 2013


                                                      MIST                                  MIST
                                      BLACKROCK GLOBAL TACTICAL STRATEGIES          BLACKROCK HIGH YIELD
                                                   SUB-ACCOUNT                           SUB-ACCOUNT
                                     --------------------------------------  -----------------------------------
                                          SEPTEMBER           DECEMBER           SEPTEMBER          DECEMBER
                                            2014                2013               2014               2013
                                      -----------------  -----------------   ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $       3,105,861  $     (3,617,558)   $     12,991,478  $      14,596,196
   Net realized gains (losses).....         315,174,488        133,255,577         12,913,688          9,642,339
   Change in unrealized gains
     (losses) on investments.......       (121,856,828)        311,060,284       (18,656,490)        (4,631,091)
                                      -----------------  -----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         196,423,521        440,698,303          7,248,676         19,607,444
                                      -----------------  -----------------   ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          62,268,120        411,567,881          5,312,124         13,943,237
   Net transfers (including fixed
     account)......................        (53,348,064)       (28,640,096)       (11,002,257)       (26,718,376)
   Contract charges................        (56,204,194)       (73,176,143)        (2,090,026)        (2,612,849)
   Transfers for contract benefits
     and terminations..............       (132,959,337)      (149,396,119)       (15,561,339)       (16,046,952)
                                      -----------------  -----------------   ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (180,243,475)        160,355,523       (23,341,498)       (31,434,940)
                                      -----------------  -----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets..............          16,180,046        601,053,826       (16,092,822)       (11,827,496)
NET ASSETS:
   Beginning of period.............       5,457,878,761      4,856,824,935        265,149,806        276,977,302
                                      -----------------  -----------------   ----------------  -----------------
   End of period...................   $   5,474,058,807  $   5,457,878,761   $    249,056,984  $     265,149,806
                                      =================  =================   ================  =================

                                                    MIST                                 MIST
                                         CLARION GLOBAL REAL ESTATE          CLEARBRIDGE AGGRESSIVE GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                         SEPTEMBER          DECEMBER          SEPTEMBER          DECEMBER
                                           2014               2013              2014               2013
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (223,024)  $       9,853,299  $    (5,738,299)  $     (5,039,430)
   Net realized gains (losses).....           798,497           (92,999)        25,210,486         11,473,473
   Change in unrealized gains
     (losses) on investments.......         8,447,545        (6,455,197)        52,754,774        123,052,679
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         9,023,018          3,305,103        72,226,961        129,486,722
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,503,131          1,804,117         3,759,206          5,418,106
   Net transfers (including fixed
     account)......................       139,170,950         14,576,022        95,610,112         52,077,391
   Contract charges................       (1,924,356)        (1,769,594)       (3,624,653)        (3,110,264)
   Transfers for contract benefits
     and terminations..............      (15,716,057)       (12,559,683)      (31,470,529)       (25,033,154)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       125,033,668          2,050,862        64,274,136         29,352,079
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       134,056,686          5,355,965       136,501,097        158,838,801
NET ASSETS:
   Beginning of period.............       182,673,922        177,317,957       451,710,565        292,871,764
                                     ----------------  -----------------  ----------------  -----------------
   End of period...................  $    316,730,608  $     182,673,922  $    588,211,662  $     451,710,565
                                     ================  =================  ================  =================

                                                    MIST                                 MIST
                                         GOLDMAN SACHS MID CAP VALUE         HARRIS OAKMARK INTERNATIONAL
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                         SEPTEMBER          DECEMBER          SEPTEMBER          DECEMBER
                                           2014               2013              2014               2013
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (1,132,575)  $     (1,173,155)  $      8,275,434  $       5,201,015
   Net realized gains (losses).....        34,118,723         12,013,375        73,577,503         11,702,177
   Change in unrealized gains
     (losses) on investments.......      (22,969,722)         31,704,368     (128,758,102)        134,182,838
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        10,016,426         42,544,588      (46,905,165)        151,086,030
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         1,175,077          1,260,840        10,810,096         17,704,175
   Net transfers (including fixed
     account)......................         1,059,431            158,750        48,613,019         27,865,479
   Contract charges................       (1,053,947)        (1,323,450)       (4,844,053)        (5,353,619)
   Transfers for contract benefits
     and terminations..............      (13,041,330)       (11,814,121)      (40,961,110)       (36,258,075)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (11,860,769)       (11,717,981)        13,617,952          3,957,960
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (1,844,343)         30,826,607      (33,287,213)        155,043,990
NET ASSETS:
   Beginning of period.............       170,038,386        139,211,779       693,983,244        538,939,254
                                     ----------------  -----------------  ----------------  -----------------
   End of period...................  $    168,194,043  $     170,038,386  $    660,696,031  $     693,983,244
                                     ================  =================  ================  =================

                                                     MIST
                                       INVESCO BALANCED-RISK ALLOCATION
                                                  SUB-ACCOUNT
                                     ------------------------------------
                                         SEPTEMBER           DECEMBER
                                           2014                2013
                                     -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (8,642,329)  $    (12,158,692)
   Net realized gains (losses).....         40,282,427         10,077,015
   Change in unrealized gains
     (losses) on investments.......       (11,914,568)          4,078,692
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         19,725,530          1,997,015
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         32,426,344        168,173,765
   Net transfers (including fixed
     account)......................       (37,566,044)         45,607,989
   Contract charges................        (8,805,743)       (10,692,799)
   Transfers for contract benefits
     and terminations..............       (25,706,941)       (23,347,690)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (39,652,384)        179,741,265
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (19,926,854)        181,738,280
NET ASSETS:
   Beginning of period.............        843,160,697        661,422,417
                                     -----------------  -----------------
   End of period...................  $     823,233,843  $     843,160,697
                                     =================  =================

(a) For the period April 28, 2014 to September 30, 2014.
(b) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND THE YEAR
                           ENDED DECEMBER 31, 2013



                                           MIST INVESCO COMSTOCK            MIST INVESCO MID CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (3,032,874)  $    (1,674,772)  $    (1,731,550)  $    (1,314,553)
   Net realized gains (losses)....        15,010,014         9,703,108        31,654,735         7,722,920
   Change in unrealized gains
     (losses) on investments......        30,966,737       101,696,056      (22,203,911)        30,620,411
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        42,943,877       109,724,392         7,719,274        37,028,778
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        14,364,072        20,478,377         3,586,108         2,155,363
   Net transfers (including fixed
     account).....................       354,332,603        11,030,539        90,517,516      (10,011,007)
   Contract charges...............       (4,943,926)       (3,417,107)       (1,859,092)       (1,678,656)
   Transfers for contract benefits
     and terminations.............      (35,664,117)      (23,713,080)      (10,064,500)       (7,603,595)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       328,088,632         4,378,729        82,180,032      (17,137,895)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       371,032,509       114,103,121        89,899,306        19,890,883
NET ASSETS:
   Beginning of period............       443,561,923       329,458,802       158,040,375       138,149,492
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $    814,594,432  $    443,561,923  $    247,939,681  $    158,040,375
                                    ================  ================  ================  ================


                                        MIST INVESCO SMALL CAP GROWTH            MIST JPMORGAN CORE BOND
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  ------------------------------------
                                        SEPTEMBER          DECEMBER            SEPTEMBER          DECEMBER
                                          2014               2013                2014               2013
                                    -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (3,623,125)  $     (3,674,573)  $         942,089  $     (4,238,910)
   Net realized gains (losses)....         45,472,381         24,585,422          1,314,172         24,886,829
   Change in unrealized gains
     (losses) on investments......       (39,196,949)         67,501,884          4,876,464       (36,171,178)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          2,652,307         88,412,733          7,132,725       (15,523,259)
                                    -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          5,233,543         10,016,335          1,695,930          2,386,585
   Net transfers (including fixed
     account).....................        (3,945,831)          1,587,973         23,260,347          1,463,200
   Contract charges...............        (2,055,031)        (2,269,655)        (2,784,858)        (3,775,856)
   Transfers for contract benefits
     and terminations.............       (22,257,049)       (19,026,821)       (17,972,767)       (19,173,185)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (23,024,368)        (9,692,168)          4,198,652       (19,099,256)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
       in net assets..............       (20,372,061)         78,720,565         11,331,377       (34,622,515)
NET ASSETS:
   Beginning of period............        319,189,345        240,468,780        311,869,932        346,492,447
                                    -----------------  -----------------  -----------------  -----------------
   End of period..................  $     298,817,284  $     319,189,345  $     323,201,309  $     311,869,932
                                    =================  =================  =================  =================

                                               MIST JPMORGAN
                                         GLOBAL ACTIVE ALLOCATION          MIST JPMORGAN SMALL CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                         SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                           2014              2013              2014              2013
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         820,940  $    (6,934,561)  $       (65,912)  $      (280,527)
   Net realized gains (losses)....         26,890,718         2,430,024         3,898,217         1,241,336
   Change in unrealized gains
     (losses) on investments......           (68,927)        53,369,009       (5,574,785)         6,048,540
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         27,642,731        48,864,472       (1,742,480)         7,009,349
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         49,521,067       122,948,435           306,815           370,757
   Net transfers (including fixed
     account).....................         89,509,170       313,227,408           894,643       (1,450,951)
   Contract charges...............        (8,588,903)       (6,988,131)         (235,671)         (290,764)
   Transfers for contract benefits
     and terminations.............       (19,413,153)      (13,774,602)       (1,342,467)       (1,786,801)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        111,028,181       415,413,110         (376,680)       (3,157,759)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        138,670,912       464,277,582       (2,119,160)         3,851,590
NET ASSETS:
   Beginning of period............        746,849,717       282,572,135        27,866,566        24,014,976
                                    -----------------  ----------------  ----------------  ----------------
   End of period..................  $     885,520,629  $    746,849,717  $     25,747,406  $     27,866,566
                                    =================  ================  ================  ================


                                     MIST LOOMIS SAYLES GLOBAL MARKETS
                                                SUB-ACCOUNT
                                    -----------------------------------
                                        SEPTEMBER          DECEMBER
                                          2014               2013
                                    ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,600,825  $       1,519,876
   Net realized gains (losses)....         4,291,459          5,872,725
   Change in unrealized gains
     (losses) on investments......       (2,498,211)         18,236,473
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,394,073         25,629,074
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,335,194          2,604,900
   Net transfers (including fixed
     account).....................       (1,837,151)       (13,383,801)
   Contract charges...............       (1,298,421)        (1,759,667)
   Transfers for contract benefits
     and terminations.............      (10,098,432)       (10,275,135)
                                    ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (11,898,810)       (22,813,703)
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets..............       (8,504,737)          2,815,371
NET ASSETS:
   Beginning of period............       180,595,781        177,780,410
                                    ----------------  -----------------
   End of period..................  $    172,091,044  $     180,595,781
                                    ================  =================

(a) For the period April 28, 2014 to September 30, 2014.
(b) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND THE YEAR
                           ENDED DECEMBER 31, 2013



                                      MIST LORD ABBETT BOND DEBENTURE    MIST MET/EATON VANCE FLOATING RATE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                        SEPTEMBER         DECEMBER           SEPTEMBER         DECEMBER
                                          2014              2013               2014              2013
                                    ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     11,370,019  $      12,964,602  $      1,967,417  $       1,167,863
   Net realized gains (losses)....        10,059,367          4,166,635           273,007            371,454
   Change in unrealized gains
     (losses) on investments......      (13,867,742)        (1,363,498)       (2,435,419)          (202,111)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         7,561,644         15,767,739         (194,995)          1,337,206
                                    ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,206,332          2,945,951           928,955          1,243,464
   Net transfers (including fixed
     account).....................       (7,592,235)          3,690,479       (1,131,779)         31,075,652
   Contract charges...............       (1,203,546)        (1,551,965)         (566,535)          (606,811)
   Transfers for contract benefits
     and terminations.............      (19,518,281)       (27,568,008)       (5,070,394)        (4,130,678)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (26,107,730)       (22,483,543)       (5,839,753)         27,581,627
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............      (18,546,086)        (6,715,804)       (6,034,748)         28,918,833
NET ASSETS:
   Beginning of period............       259,294,487        266,010,291        83,115,837         54,197,004
                                    ----------------  -----------------  ----------------  -----------------
   End of period..................  $    240,748,401  $     259,294,487  $     77,081,089  $      83,115,837
                                    ================  =================  ================  =================

                                              MIST MET/FRANKLIN                          MIST
                                          LOW DURATION TOTAL RETURN        MET/TEMPLETON INTERNATIONAL BOND
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                    ------------------------------------  ------------------------------------
                                         SEPTEMBER         DECEMBER            SEPTEMBER         DECEMBER
                                           2014              2013                2014              2013
                                    -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       1,721,685  $       (409,213)  $       1,759,759  $         276,907
   Net realized gains (losses)....           (72,310)             31,429          (125,198)             98,819
   Change in unrealized gains
     (losses) on investments......        (1,886,486)            351,282          (675,684)          (752,953)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          (237,111)           (26,502)            958,877          (377,227)
                                    -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          1,419,882          2,247,876            173,647            293,635
   Net transfers (including fixed
     account).....................         48,318,248        100,397,861          (935,749)        (1,527,452)
   Contract charges...............        (1,605,292)          (860,351)          (483,446)          (704,031)
   Transfers for contract benefits
     and terminations.............        (9,388,766)        (5,061,682)        (2,254,214)        (2,400,039)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         38,744,072         96,723,704        (3,499,762)        (4,337,887)
                                    -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............         38,506,961         96,697,202        (2,540,885)        (4,715,114)
NET ASSETS:
   Beginning of period............        140,307,146         43,609,944         52,286,139         57,001,253
                                    -----------------  -----------------  -----------------  -----------------
   End of period..................  $     178,814,107  $     140,307,146  $      49,745,254  $      52,286,139
                                    =================  =================  =================  =================


                                     MIST METLIFE ASSET ALLOCATION 100       MIST METLIFE BALANCED PLUS
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                         SEPTEMBER         DECEMBER           SEPTEMBER         DECEMBER
                                           2014              2013               2014              2013
                                    -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (3,265,193)  $    (5,162,875)  $      48,925,784  $   (12,169,666)
   Net realized gains (losses)....         12,807,269         8,803,988        548,355,996       109,386,034
   Change in unrealized gains
     (losses) on investments......          1,223,735       141,558,132      (236,250,872)       560,925,735
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         10,765,811       145,199,245        361,030,908       658,142,103
                                    -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          4,552,329         6,117,615        130,023,818       512,612,376
   Net transfers (including fixed
     account).....................          (350,184)           344,230        316,988,380       934,128,079
   Contract charges...............        (3,918,048)       (4,668,056)       (68,121,798)      (75,280,741)
   Transfers for contract benefits
     and terminations.............       (34,571,706)      (32,065,600)      (178,750,702)     (168,084,256)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (34,287,609)      (30,271,811)        200,139,698     1,203,375,458
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............       (23,521,798)       114,927,434        561,170,606     1,861,517,561
NET ASSETS:
   Beginning of period............        659,971,504       545,044,070      6,454,726,976     4,593,209,415
                                    -----------------  ----------------  -----------------  ----------------
   End of period..................  $     636,449,706  $    659,971,504  $   7,015,897,582  $  6,454,726,976
                                    =================  ================  =================  ================

                                               MIST METLIFE
                                         MULTI-INDEX TARGETED RISK
                                                SUB-ACCOUNT
                                    ------------------------------------
                                         SEPTEMBER         DECEMBER
                                           2014              2013
                                    -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (3,327,726)  $       (699,118)
   Net realized gains (losses)....          1,136,905          3,617,087
   Change in unrealized gains
     (losses) on investments......         14,006,562          7,257,662
                                    -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         11,815,741         10,175,631
                                    -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         26,884,623         48,451,797
   Net transfers (including fixed
     account).....................        140,541,218        142,884,678
   Contract charges...............        (3,323,327)          (796,188)
   Transfers for contract benefits
     and terminations.............        (9,234,113)        (2,006,845)
                                    -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        154,868,401        188,533,442
                                    -----------------  -----------------
     Net increase (decrease)
        in net assets.............        166,684,142        198,709,073
NET ASSETS:
   Beginning of period............        209,957,052         11,247,979
                                    -----------------  -----------------
   End of period..................  $     376,641,194  $     209,957,052
                                    =================  =================

(a) For the period April 28, 2014 to September 30, 2014.
(b) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND THE YEAR
                           ENDED DECEMBER 31, 2013




                                    MIST MFS EMERGING MARKETS EQUITY     MIST MFS RESEARCH INTERNATIONAL
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,467,315)  $    (2,103,697)  $      3,274,076  $      3,181,971
   Net realized gains (losses)....         2,635,359         1,835,792         1,630,277           522,322
   Change in unrealized gains
     (losses) on investments......       (8,951,351)      (28,154,915)      (18,281,851)        47,772,611
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (7,783,307)      (28,422,820)      (13,377,498)        51,476,904
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,194,637        18,621,868         3,497,223         5,992,222
   Net transfers (including fixed
     account).....................        18,425,280        44,696,703         3,568,197      (11,184,676)
   Contract charges...............       (3,694,093)       (4,647,330)       (1,919,411)       (2,476,702)
   Transfers for contract benefits
     and terminations.............      (20,267,230)      (22,864,787)      (18,919,925)      (23,934,709)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           658,594        35,806,454      (13,773,916)      (31,603,865)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,124,713)         7,383,634      (27,151,414)        19,873,039
NET ASSETS:
   Beginning of period............       456,076,892       448,693,258       331,488,461       311,615,422
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $    448,952,179  $    456,076,892  $    304,337,047  $    331,488,461
                                    ================  ================  ================  ================

                                                                                                                    MIST
                                                  MIST                                                         PANAGORA GLOBAL
                                      MORGAN STANLEY MID CAP GROWTH       MIST OPPENHEIMER GLOBAL EQUITY      DIVERSIFIED RISK
                                               SUB-ACCOUNT                          SUB-ACCOUNT                  SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------  -----------------
                                        SEPTEMBER         DECEMBER           SEPTEMBER         DECEMBER           SEPTEMBER
                                          2014              2013               2014              2013             2014 (a)
                                    ----------------  ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,549,968)  $    (1,696,520)  $       (142,930)  $      (523,132)  $        (22,928)
   Net realized gains (losses)....         4,149,242         2,455,142          3,198,706           471,553             12,864
   Change in unrealized gains
     (losses) on investments......       (6,539,180)        64,718,433        (1,999,648)        11,622,690          (131,834)
                                    ----------------  ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,939,906)        65,477,055          1,056,128        11,571,111          (141,898)
                                    ----------------  ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         9,397,258        30,911,631            283,943           974,476          1,649,901
   Net transfers (including fixed
     account).....................         2,092,959       (5,530,092)          (304,976)        59,782,304          5,417,708
   Contract charges...............       (1,991,186)       (2,046,240)          (399,556)         (334,651)           (33,292)
   Transfers for contract benefits
     and terminations.............      (10,072,261)      (10,333,215)        (4,656,290)       (3,578,136)           (59,305)
                                    ----------------  ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (573,230)        13,002,084        (5,076,879)        56,843,993          6,975,012
                                    ----------------  ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............       (5,513,136)        78,479,139        (4,020,751)        68,415,104          6,833,114
NET ASSETS:
   Beginning of period............       244,579,234       166,100,095         78,398,573         9,983,469                 --
                                    ----------------  ----------------  -----------------  ----------------  -----------------
   End of period..................  $    239,066,098  $    244,579,234  $      74,377,822  $     78,398,573  $       6,833,114
                                    ================  ================  =================  ================  =================


                                                 MIST PIMCO
                                          INFLATION PROTECTED BOND              MIST PIMCO TOTAL RETURN
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                    ------------------------------------  -----------------------------------
                                         SEPTEMBER          DECEMBER           SEPTEMBER         DECEMBER
                                           2014               2013               2014              2013
                                    -----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       2,692,834  $       5,656,555  $      22,049,977  $     57,226,440
   Net realized gains (losses)....        (8,271,591)         44,720,235        (1,606,137)        42,284,668
   Change in unrealized gains
     (losses) on investments......         27,504,498      (156,230,192)          8,064,762     (175,186,613)
                                    -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         21,925,741      (105,853,402)         28,508,602      (75,675,505)
                                    -----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          4,950,181          7,816,286         11,586,570        23,558,528
   Net transfers (including fixed
     account).....................       (30,285,386)       (33,502,041)       (37,017,097)      (36,143,738)
   Contract charges...............        (6,524,032)        (9,760,980)       (15,539,722)      (21,824,762)
   Transfers for contract benefits
     and terminations.............       (42,133,282)       (58,283,070)      (116,832,035)     (130,498,036)
                                    -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (73,992,519)       (93,729,805)      (157,802,284)     (164,908,008)
                                    -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............       (52,066,778)      (199,583,207)      (129,293,682)     (240,583,513)
NET ASSETS:
   Beginning of period............        821,456,089      1,021,039,296      1,993,786,948     2,234,370,461
                                    -----------------  -----------------  -----------------  ----------------
   End of period..................  $     769,389,311  $     821,456,089  $   1,864,493,266  $  1,993,786,948
                                    =================  =================  =================  ================

(a) For the period April 28, 2014 to September 30, 2014.
(b) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND THE YEAR
                           ENDED DECEMBER 31, 2013


                                             MIST PIONEER FUND             MIST PIONEER STRATEGIC INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,867,033  $      4,682,697  $     37,572,756  $     30,105,308
   Net realized gains (losses)....        87,237,781         4,614,621        11,527,647         3,348,132
   Change in unrealized gains
     (losses) on investments......      (75,649,911)        61,555,660      (12,586,418)      (32,752,219)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        13,454,903        70,852,978        36,513,985           701,221
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,493,121        28,240,878        21,189,984        95,062,807
   Net transfers (including fixed
     account).....................       (6,054,410)       (4,702,128)        38,678,115        81,921,721
   Contract charges...............       (2,453,946)       (2,681,923)       (7,190,986)       (7,949,861)
   Transfers for contract benefits
     and terminations.............      (12,624,186)      (13,997,790)      (48,844,095)      (55,184,071)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (13,639,421)         6,859,037         3,833,018       113,850,596
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (184,518)        77,712,015        40,347,003       114,551,817
NET ASSETS:
   Beginning of period............       297,755,670       220,043,655       919,328,857       804,777,040
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $    297,571,152  $    297,755,670  $    959,675,860  $    919,328,857
                                    ================  ================  ================  ================

                                      MIST PYRAMIS GOVERNMENT INCOME          MIST PYRAMIS MANAGED RISK
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER           SEPTEMBER         DECEMBER
                                          2014              2013               2014            2013 (b)
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     10,670,620  $       1,187,173  $    (1,181,752)  $        251,733
   Net realized gains (losses)....       (2,434,276)          2,758,477           458,571         1,330,956
   Change in unrealized gains
     (losses) on investments......        18,913,972       (56,847,411)         4,416,014         1,889,489
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        27,150,316       (52,901,761)         3,692,833         3,472,178
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,811,354         63,436,489        14,963,325        11,152,445
   Net transfers (including fixed
     account).....................      (31,018,153)      (213,162,045)        43,596,011        64,918,197
   Contract charges...............       (7,307,338)       (12,240,571)       (1,127,966)         (309,972)
   Transfers for contract benefits
     and terminations.............      (28,324,051)       (38,279,793)       (3,050,573)         (815,619)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (63,838,188)      (200,245,920)        54,380,797        74,945,051
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (36,687,872)      (253,147,681)        58,073,630        78,417,229
NET ASSETS:
   Beginning of period............       715,739,557        968,887,238        78,417,229                --
                                    ----------------  -----------------  ----------------  ----------------
   End of period..................  $    679,051,685  $     715,739,557  $    136,490,859  $     78,417,229
                                    ================  =================  ================  ================

                                    MIST SCHRODERS GLOBAL MULTI-ASSET      MIST SSGA GROWTH AND INCOME ETF
                                               SUB-ACCOUNT                           SUB-ACCOUNT
                                    ----------------------------------  ------------------------------------
                                        SEPTEMBER         DECEMBER           SEPTEMBER         DECEMBER
                                          2014              2013               2014              2013
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,296,384  $    (4,795,245)  $      17,041,680  $     15,406,854
   Net realized gains (losses)....        18,014,861         2,079,740        108,994,369        56,799,502
   Change in unrealized gains
     (losses) on investments......           920,974        31,029,531       (85,380,846)        92,923,301
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        20,232,219        28,314,026         40,655,203       165,129,657
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        13,969,881        68,362,808          8,380,716        11,860,244
   Net transfers (including fixed
     account).....................        28,743,288       161,034,274       (23,951,445)      (37,705,533)
   Contract charges...............       (4,881,166)       (4,470,986)       (13,999,614)      (18,210,457)
   Transfers for contract benefits
     and terminations.............      (11,558,115)       (9,919,594)       (71,992,625)      (64,397,713)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        26,273,888       215,006,502      (101,562,968)     (108,453,459)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............        46,506,107       243,320,528       (60,907,765)        56,676,198
NET ASSETS:
   Beginning of period............       435,205,689       191,885,161      1,578,178,677     1,521,502,479
                                    ----------------  ----------------  -----------------  ----------------
   End of period..................  $    481,711,796  $    435,205,689  $   1,517,270,912  $  1,578,178,677
                                    ================  ================  =================  ================

                                           MIST SSGA GROWTH ETF
                                                SUB-ACCOUNT
                                    ----------------------------------
                                        SEPTEMBER         DECEMBER
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,633,459  $      2,717,724
   Net realized gains (losses)....        39,553,630        25,386,819
   Change in unrealized gains
     (losses) on investments......      (32,276,246)        44,458,197
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        10,910,843        72,562,740
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,565,492         5,978,512
   Net transfers (including fixed
     account).....................       (9,014,646)         6,512,325
   Contract charges...............       (4,246,486)       (4,933,205)
   Transfers for contract benefits
     and terminations.............      (17,967,486)      (18,680,473)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (25,663,126)      (11,122,841)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (14,752,283)        61,439,899
NET ASSETS:
   Beginning of period............       509,607,858       448,167,959
                                    ----------------  ----------------
   End of period..................  $    494,855,575  $    509,607,858
                                    ================  ================

(a) For the period April 28, 2014 to September 30, 2014.
(b) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND THE YEAR
                           ENDED DECEMBER 31, 2013


                                                   MIST                                 MIST
                                       T. ROWE PRICE LARGE CAP VALUE        T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                         SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                           2014              2013              2014              2013
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         536,193  $        274,524  $    (6,538,558)  $     (7,216,909)
   Net realized gains (losses)....         15,797,148        12,380,070        74,167,581         44,126,921
   Change in unrealized gains
     (losses) on investments......         37,525,167       154,938,541      (52,600,261)        116,792,789
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         53,858,508       167,593,135        15,028,762        153,702,801
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          8,863,343         7,988,896         2,915,262          4,862,681
   Net transfers (including fixed
     account).....................        148,025,692         4,058,593      (19,277,259)       (21,028,467)
   Contract charges...............        (2,980,240)       (3,122,742)       (3,819,040)        (4,805,296)
   Transfers for contract benefits
     and terminations.............       (53,533,017)      (55,363,943)      (37,685,030)       (31,385,247)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        100,375,778      (46,439,196)      (57,866,067)       (52,356,329)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............        154,234,286       121,153,939      (42,837,305)        101,346,472
NET ASSETS:
   Beginning of period............        657,944,319       536,790,380       568,882,747        467,536,275
                                    -----------------  ----------------  ----------------  -----------------
   End of period..................  $     812,178,605  $    657,944,319  $    526,045,442  $     568,882,747
                                    =================  ================  ================  =================

                                                   MIST
                                       THIRD AVENUE SMALL CAP VALUE          MIST WMC LARGE CAP RESEARCH
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                         SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                           2014              2013              2014              2013
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (3,648,205)  $    (1,972,508)  $       (79,841)  $        (69,719)
   Net realized gains (losses)....         26,068,751        14,422,998           752,025            843,040
   Change in unrealized gains
     (losses) on investments......       (34,637,826)        71,078,415           157,682          3,552,916
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (12,217,280)        83,528,905           829,866          4,326,237
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          1,863,518         2,497,715           239,897            654,278
   Net transfers (including fixed
     account).....................        (6,351,081)      (16,141,981)         (527,960)          (847,332)
   Contract charges...............        (1,712,599)       (2,257,569)         (157,619)          (180,167)
   Transfers for contract benefits
     and terminations.............       (25,941,866)      (24,465,425)         (757,414)        (1,522,513)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (32,142,028)      (40,367,260)       (1,203,096)        (1,895,734)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............       (44,359,308)        43,161,645         (373,230)          2,430,503
NET ASSETS:
   Beginning of period............        330,701,962       287,540,317        16,869,650         14,439,147
                                    -----------------  ----------------  ----------------  -----------------
   End of period..................  $     286,342,654  $    330,701,962  $     16,496,420  $      16,869,650
                                    =================  ================  ================  =================

                                                    MSF                               MSF BARCLAYS
                                    BAILLIE GIFFORD INTERNATIONAL STOCK           AGGREGATE BOND INDEX
                                                SUB-ACCOUNT                            SUB-ACCOUNT
                                    ------------------------------------  ------------------------------------
                                         SEPTEMBER         DECEMBER           SEPTEMBER           DECEMBER
                                           2014              2013               2014                2013
                                    -----------------  ----------------   -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         229,552  $    (3,165,848)   $       2,906,568  $       2,684,004
   Net realized gains (losses)....          2,611,891         1,385,436           (107,065)          (145,067)
   Change in unrealized gains
     (losses) on investments......       (15,284,500)        31,198,214           1,403,808        (8,883,122)
                                    -----------------  ----------------   -----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (12,443,057)        29,417,802           4,203,311        (6,344,185)
                                    -----------------  ----------------   -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          1,223,498         1,422,162           6,373,713         11,149,289
   Net transfers (including fixed
     account).....................        (4,339,365)       282,688,482          34,793,192         15,951,296
   Contract charges...............        (2,493,677)       (2,205,156)         (1,525,802)        (1,698,851)
   Transfers for contract benefits
     and terminations.............       (14,940,117)      (10,455,850)        (10,165,944)        (8,039,466)
                                    -----------------  ----------------   -----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (20,549,661)       271,449,638          29,475,159         17,362,268
                                    -----------------  ----------------   -----------------  -----------------
     Net increase (decrease)
       in net assets..............       (32,992,718)       300,867,440          33,678,470         11,018,083
NET ASSETS:
   Beginning of period............        303,453,047         2,585,607         162,571,849        151,553,766
                                    -----------------  ----------------   -----------------  -----------------
   End of period..................  $     270,460,329  $    303,453,047   $     196,250,319  $     162,571,849
                                    =================  ================   =================  =================


                                         MSF BLACKROCK BOND INCOME
                                                SUB-ACCOUNT
                                    -----------------------------------
                                        SEPTEMBER          DECEMBER
                                          2014               2013
                                    ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,209,696  $       1,256,228
   Net realized gains (losses)....             5,930          1,515,855
   Change in unrealized gains
     (losses) on investments......           935,090        (4,322,733)
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,150,716        (1,550,650)
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,657,734          5,100,261
   Net transfers (including fixed
     account).....................         4,871,005          1,673,798
   Contract charges...............         (471,818)          (567,749)
   Transfers for contract benefits
     and terminations.............       (3,710,707)        (5,292,686)
                                    ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         2,346,214            913,624
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets..............         4,496,930          (637,026)
NET ASSETS:
   Beginning of period............        57,251,907         57,888,933
                                    ----------------  -----------------
   End of period..................  $     61,748,837  $      57,251,907
                                    ================  =================

(a) For the period April 28, 2014 to September 30, 2014.
(b) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND THE YEAR
                           ENDED DECEMBER 31, 2013


                                                   MSF
                                     BLACKROCK CAPITAL APPRECIATION       MSF BLACKROCK LARGE CAP VALUE
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (164,401)  $      (112,438)  $         11,417  $          1,769
   Net realized gains (losses)....           941,529           691,188           940,135           196,427
   Change in unrealized gains
     (losses) on investments......         (566,420)         3,229,055         (707,992)           706,190
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           210,708         3,807,805           243,560           904,386
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           287,640         1,032,741           131,515           170,505
   Net transfers (including fixed
     account).....................       (1,027,204)          (69,939)           393,123           180,009
   Contract charges...............          (92,836)         (108,766)             (113)             (147)
   Transfers for contract benefits
     and terminations.............         (909,955)       (1,221,109)         (275,239)         (439,359)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,742,355)         (367,073)           249,286          (88,992)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,531,647)         3,440,732           492,846           815,394
NET ASSETS:
   Beginning of period............        15,272,342        11,831,610         3,792,926         2,977,532
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $     13,740,695  $     15,272,342  $      4,285,772  $      3,792,926
                                    ================  ================  ================  ================


                                       MSF BLACKROCK MONEY MARKET          MSF FRONTIER MID CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2014              2013              2014            2013 (b)
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (5,125,717)  $    (8,012,597)  $      (999,259)  $      (897,791)
   Net realized gains (losses)....                --                --         9,332,324         1,222,819
   Change in unrealized gains
     (losses) on investments......                --                --       (6,057,813)        14,503,587
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (5,125,717)       (8,012,597)         2,275,252        14,828,615
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        12,820,092        35,808,232           504,909           339,204
   Net transfers (including fixed
     account).....................        52,609,422       (7,315,471)       (2,236,181)        73,026,037
   Contract charges...............       (3,952,686)       (5,349,795)         (547,938)         (461,156)
   Transfers for contract benefits
     and terminations.............      (80,446,985)     (122,897,380)       (4,842,840)       (4,081,537)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (18,970,157)      (99,754,414)       (7,122,050)        68,822,548
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (24,095,874)     (107,767,011)       (4,846,798)        83,651,163
NET ASSETS:
   Beginning of period............       461,342,890       569,109,901        83,651,163                --
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $    437,247,016  $    461,342,890  $     78,804,365  $     83,651,163
                                    ================  ================  ================  ================


                                           MSF JENNISON GROWTH          MSF LOOMIS SAYLES SMALL CAP CORE
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (6,454,697)  $    (7,335,002)  $      (182,144)  $      (200,052)
   Net realized gains (losses)....        49,735,413        20,299,862         2,234,360         1,982,997
   Change in unrealized gains
     (losses) on investments......      (18,200,385)       145,943,839       (2,836,447)         2,464,698
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        25,080,331       158,908,699         (784,231)         4,247,643
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,223,248         3,447,603           115,343           344,417
   Net transfers (including fixed
     account).....................      (29,480,363)       (2,923,592)         (186,686)       (1,074,960)
   Contract charges...............       (3,152,204)       (3,962,178)         (132,687)         (173,285)
   Transfers for contract benefits
     and terminations.............      (37,896,229)      (38,611,159)         (624,864)       (1,065,267)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (68,305,548)      (42,049,326)         (828,894)       (1,969,095)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (43,225,217)       116,859,373       (1,613,125)         2,278,548
NET ASSETS:
   Beginning of period............       585,624,219       468,764,846        14,610,773        12,332,225
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $    542,399,002  $    585,624,219  $     12,997,648  $     14,610,773
                                    ================  ================  ================  ================

                                                    MSF
                                      LOOMIS SAYLES SMALL CAP GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                        SEPTEMBER         DECEMBER
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (2,110)  $        (1,411)
   Net realized gains (losses)....            32,918            10,812
   Change in unrealized gains
     (losses) on investments......          (50,408)            37,804
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (19,600)            47,205
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            34,767            71,019
   Net transfers (including fixed
     account).....................            34,150            72,654
   Contract charges...............             (481)             (292)
   Transfers for contract benefits
     and terminations.............               (6)           (4,711)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            68,430           138,670
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............            48,830           185,875
NET ASSETS:
   Beginning of period............           226,802            40,927
                                    ----------------  ----------------
   End of period..................  $        275,632  $        226,802
                                    ================  ================

(a) For the period April 28, 2014 to September 30, 2014.
(b) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND THE YEAR
                           ENDED DECEMBER 31, 2013


                                                                                    MSF MET/DIMENSIONAL
                                        MSF MET/ARTISAN MID CAP VALUE           INTERNATIONAL SMALL COMPANY
                                                 SUB-ACCOUNT                            SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                          SEPTEMBER         DECEMBER            SEPTEMBER         DECEMBER
                                            2014              2013                2014              2013
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (1,785,049)  $     (2,081,656)  $         493,166  $          75,530
   Net realized gains (losses).....          7,308,046          2,704,503          4,105,066          2,053,871
   Change in unrealized gains
     (losses) on investments.......        (7,647,607)         71,939,639        (6,724,210)         11,472,763
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (2,124,610)         72,562,486        (2,125,978)         13,602,164
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,904,702          2,406,731            674,572            946,915
   Net transfers (including fixed
     account)......................       (11,828,998)         15,760,862        (4,288,314)          2,187,268
   Contract charges................        (1,340,978)        (1,572,787)          (474,924)          (559,879)
   Transfers for contract benefits
     and terminations..............       (20,985,293)       (20,643,858)        (2,585,727)        (2,632,342)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (32,250,567)        (4,049,052)        (6,674,393)           (58,038)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (34,375,177)         68,513,434        (8,800,371)         13,544,126
NET ASSETS:
   Beginning of period.............        285,771,010        217,257,576         66,162,419         52,618,293
                                     -----------------  -----------------  -----------------  -----------------
   End of period...................  $     251,395,833  $     285,771,010  $      57,362,048  $      66,162,419
                                     =================  =================  =================  =================


                                        MSF METLIFE ASSET ALLOCATION 20      MSF METLIFE ASSET ALLOCATION 40
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                         SEPTEMBER           DECEMBER          SEPTEMBER          DECEMBER
                                           2014                2013              2014               2013
                                     -----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          68,585  $         123,598  $    (36,319,067)  $         60,178
   Net realized gains (losses).....            478,590            324,295          8,330,266           205,663
   Change in unrealized gains
     (losses) on investments.......          (564,964)          (227,599)        103,323,273           395,866
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (17,789)            220,294         75,334,472           661,707
                                     -----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            254,371                 --          7,717,183                --
   Net transfers (including fixed
     account)......................         31,995,805          (726,171)      5,260,551,796           151,035
   Contract charges................          (134,133)           (83,224)       (22,641,825)          (63,032)
   Transfers for contract benefits
     and terminations..............        (1,552,057)        (1,568,517)      (165,958,386)         (594,121)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         30,563,986        (2,377,912)      5,079,668,768         (506,118)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         30,546,197        (2,157,618)      5,155,003,240           155,589
NET ASSETS:
   Beginning of period.............          7,497,408          9,655,026          7,732,376         7,576,787
                                     -----------------  -----------------  -----------------  ----------------
   End of period...................  $      38,043,605  $       7,497,408  $   5,162,735,616  $      7,732,376
                                     =================  =================  =================  ================


                                       MSF METLIFE ASSET ALLOCATION 60        MSF METLIFE ASSET ALLOCATION 80
                                                 SUB-ACCOUNT                            SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                          SEPTEMBER         DECEMBER            SEPTEMBER          DECEMBER
                                            2014              2013                2014               2013
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (52,529,407)  $         111,426  $    (46,471,007)  $       (147,761)
   Net realized gains (losses).....         13,024,384          1,018,931         12,092,954            927,158
   Change in unrealized gains
     (losses) on investments.......        185,656,280          5,244,250        186,857,913         10,180,246
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        146,151,257          6,374,607        152,479,860         10,959,643
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         16,760,749            333,489         16,726,723            209,284
   Net transfers (including fixed
     account)......................      7,644,793,159            189,896      6,537,922,014        (1,014,032)
   Contract charges................       (31,066,844)          (368,244)       (27,290,778)          (511,319)
   Transfers for contract benefits
     and terminations..............      (241,618,570)        (3,563,775)      (196,802,013)        (4,103,646)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      7,388,868,494        (3,408,634)      6,330,555,946        (5,419,713)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............      7,535,019,751          2,965,973      6,483,035,806          5,539,930
NET ASSETS:
   Beginning of period.............         44,655,421         41,689,448         57,260,787         51,720,857
                                     -----------------  -----------------  -----------------  -----------------
   End of period...................  $   7,579,675,172  $      44,655,421  $   6,540,296,593  $      57,260,787
                                     =================  =================  =================  =================

                                                     MSF
                                         METLIFE MID CAP STOCK INDEX
                                                 SUB-ACCOUNT
                                     ------------------------------------
                                         SEPTEMBER          DECEMBER
                                           2014               2013
                                     -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (352,235)  $       (566,013)
   Net realized gains (losses).....         10,539,683          6,964,753
   Change in unrealized gains
     (losses) on investments.......        (7,771,219)         23,599,476
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          2,416,229         29,998,216
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,683,475          3,805,517
   Net transfers (including fixed
     account)......................        (3,212,578)          9,018,341
   Contract charges................          (806,119)          (966,588)
   Transfers for contract benefits
     and terminations..............        (6,874,825)        (4,961,109)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (8,210,047)          6,896,161
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (5,793,818)         36,894,377
NET ASSETS:
   Beginning of period.............        125,884,078         88,989,701
                                     -----------------  -----------------
   End of period...................  $     120,090,260  $     125,884,078
                                     =================  =================

(a) For the period April 28, 2014 to September 30, 2014.
(b) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND THE YEAR
                           ENDED DECEMBER 31, 2013



                                           MSF METLIFE STOCK INDEX              MSF MFS TOTAL RETURN
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                         SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                           2014              2013              2014              2013
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       1,675,225  $        126,616  $        495,127  $        297,490
   Net realized gains (losses)....         33,134,789        23,490,755           718,279           439,651
   Change in unrealized gains
     (losses) on investments......          1,733,317       106,939,595           543,772         5,520,960
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         36,543,331       130,556,966         1,757,178         6,258,101
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          5,647,425         9,905,483         1,586,206         2,347,250
   Net transfers (including fixed
     account).....................          1,249,376        10,729,964           273,206         5,946,371
   Contract charges...............        (2,907,290)       (3,364,435)         (137,021)         (195,752)
   Transfers for contract benefits
     and terminations.............       (34,998,119)      (33,312,519)       (3,714,205)       (3,656,176)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (31,008,608)      (16,041,507)       (1,991,814)         4,441,693
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          5,534,723       114,515,459         (234,636)        10,699,794
NET ASSETS:
   Beginning of period............        561,274,487       446,759,028        46,044,412        35,344,618
                                    -----------------  ----------------  ----------------  ----------------
   End of period..................  $     566,809,210  $    561,274,487  $     45,809,776  $     46,044,412
                                    =================  ================  ================  ================


                                              MSF MFS VALUE                      MSF MSCI EAFE INDEX
                                               SUB-ACCOUNT                           SUB-ACCOUNT
                                    ----------------------------------  ------------------------------------
                                        SEPTEMBER         DECEMBER           SEPTEMBER         DECEMBER
                                          2014              2013               2014              2013
                                    ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        954,765  $    (1,920,146)  $       1,372,607  $       1,388,628
   Net realized gains (losses)....        16,284,340         5,190,690          2,795,356          1,008,944
   Change in unrealized gains
     (losses) on investments......       (9,455,246)        43,048,658        (7,469,408)         15,456,919
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,783,859        46,319,202        (3,301,445)         17,854,491
                                    ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,560,367         3,226,292          1,734,928          3,337,616
   Net transfers (including fixed
     account).....................       (2,532,926)       176,696,995             89,789         14,653,612
   Contract charges...............       (1,904,551)       (1,727,489)          (743,532)          (946,782)
   Transfers for contract benefits
     and terminations.............      (13,269,470)      (12,316,297)        (7,482,039)        (4,106,316)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (15,146,580)       165,879,501        (6,400,854)         12,938,130
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
       in net assets..............       (7,362,721)       212,198,703        (9,702,299)         30,792,621
NET ASSETS:
   Beginning of period............       260,473,964        48,275,261        112,197,169         81,404,548
                                    ----------------  ----------------  -----------------  -----------------
   End of period..................  $    253,111,243  $    260,473,964  $     102,494,870  $     112,197,169
                                    ================  ================  =================  =================


                                       MSF NEUBERGER BERMAN GENESIS          MSF RUSSELL 2000 INDEX
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,569,727)  $    (1,702,008)  $      (261,871)  $      (279,727)
   Net realized gains (losses)....         3,104,422         2,307,614         6,837,648         2,980,519
   Change in unrealized gains
     (losses) on investments......      (12,984,225)        36,584,374      (14,324,638)        32,072,788
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (11,449,530)        37,189,980       (7,748,861)        34,773,580
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,576,882         1,534,745         2,012,762         3,036,517
   Net transfers (including fixed
     account).....................       (3,292,049)       130,824,603           586,504        17,108,088
   Contract charges...............         (979,152)         (883,958)         (910,148)         (979,907)
   Transfers for contract benefits
     and terminations.............      (10,643,574)       (8,216,818)       (5,791,668)       (4,618,795)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (13,337,893)       123,258,572       (4,102,550)        14,545,903
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (24,787,423)       160,448,552      (11,851,411)        49,319,483
NET ASSETS:
   Beginning of period............       172,247,460        11,798,908       141,070,458        91,750,975
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $    147,460,037  $    172,247,460  $    129,219,047  $    141,070,458
                                    ================  ================  ================  ================

                                                   MSF
                                     T. ROWE PRICE LARGE CAP GROWTH
                                               SUB-ACCOUNT
                                    ----------------------------------
                                        SEPTEMBER         DECEMBER
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,833,977)  $    (1,361,307)
   Net realized gains (losses)....        13,818,126         1,274,164
   Change in unrealized gains
     (losses) on investments......       (7,631,477)        29,734,972
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         4,352,672        29,647,829
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,424,958         1,216,598
   Net transfers (including fixed
     account).....................        10,849,057       125,845,085
   Contract charges...............       (1,001,570)         (670,738)
   Transfers for contract benefits
     and terminations.............      (11,310,775)       (5,610,315)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           961,670       120,780,630
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         5,314,342       150,428,459
NET ASSETS:
   Beginning of period............       151,930,071         1,501,612
                                    ----------------  ----------------
   End of period..................  $    157,244,413  $    151,930,071
                                    ================  ================

(a) For the period April 28, 2014 to September 30, 2014.
(b) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND THE YEAR
                           ENDED DECEMBER 31, 2013


                                                    MSF                               MSF VAN ECK
                                      T. ROWE PRICE SMALL CAP GROWTH           GLOBAL NATURAL RESOURCES
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    -----------------------------------  ------------------------------------
                                        SEPTEMBER         DECEMBER            SEPTEMBER          DECEMBER
                                          2014              2013                2014               2013
                                    ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (114,917)  $       (118,410)  $       (948,521)  $       (992,724)
   Net realized gains (losses)....         1,241,511          1,190,765          1,861,477        (2,668,683)
   Change in unrealized gains
     (losses) on investments......       (1,273,543)          2,047,671            390,287         13,797,608
                                    ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (146,949)          3,120,026          1,303,243         10,136,201
                                    ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           224,887            217,643            299,102            944,635
   Net transfers (including fixed
     account).....................          (47,880)             76,680        (7,425,741)       (11,189,728)
   Contract charges...............          (51,338)           (65,804)        (1,069,108)        (1,460,573)
   Transfers for contract benefits
     and terminations.............         (526,139)          (634,727)        (4,014,829)        (3,878,019)
                                    ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (400,470)          (406,208)       (12,210,576)       (15,583,685)
                                    ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
       in net assets..............         (547,419)          2,713,818       (10,907,333)        (5,447,484)
NET ASSETS:
   Beginning of period............        10,522,813          7,808,995        106,449,499        111,896,983
                                    ----------------  -----------------  -----------------  -----------------
   End of period..................  $      9,975,394  $      10,522,813  $      95,542,166  $     106,449,499
                                    ================  =================  =================  =================

                                            MSF WESTERN ASSET                           MSF
                                       MANAGEMENT U.S. GOVERNMENT          WMC CORE EQUITY OPPORTUNITIES
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,715,120  $      1,546,993  $    (3,905,878)  $    (2,024,413)
   Net realized gains (losses)....          (22,557)            12,769        77,850,445        40,523,317
   Change in unrealized gains
     (losses) on investments......           599,404       (8,825,000)      (53,309,133)       130,538,788
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,291,967       (7,265,238)        20,635,434       169,037,692
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,939,028        17,581,036         2,809,249         5,918,436
   Net transfers (including fixed
     account).....................         6,253,938       (7,036,962)      (18,206,102)      (37,323,562)
   Contract charges...............       (2,245,784)       (3,057,823)       (3,721,308)       (4,862,149)
   Transfers for contract benefits
     and terminations.............      (17,807,466)      (21,660,910)      (42,454,927)      (46,536,304)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (9,860,284)      (14,174,659)      (61,573,088)      (82,803,579)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,568,317)      (21,439,897)      (40,937,654)        86,234,113
NET ASSETS:
   Beginning of period............       291,870,388       313,310,285       658,561,438       572,327,325
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $    284,302,071  $    291,870,388  $    617,623,784  $    658,561,438
                                    ================  ================  ================  ================


                                          NEUBERGER BERMAN GENESIS             OPPENHEIMER VA CORE BOND
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                    ------------------------------------  -----------------------------------
                                        SEPTEMBER           DECEMBER           SEPTEMBER         DECEMBER
                                          2014                2013               2014              2013
                                    -----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            (70)  $            (53)  $             378  $            335
   Net realized gains (losses)....                 30                749               (27)             (126)
   Change in unrealized gains
     (losses) on investments......              (646)              2,197                 44             (342)
                                    -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............              (686)              2,893                395             (133)
                                    -----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                 --                 --                 --                --
   Net transfers (including fixed
     account).....................                 --                 --                 --                --
   Contract charges...............                 --                 --                 --                --
   Transfers for contract benefits
     and terminations.............                (1)                (3)                (2)             (279)
                                    -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......                (1)                (3)                (2)             (279)
                                    -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............              (687)              2,890                393             (412)
NET ASSETS:
   Beginning of period............             10,991              8,101              8,646             9,058
                                    -----------------  -----------------  -----------------  ----------------
   End of period..................  $          10,304  $          10,991  $           9,039  $          8,646
                                    =================  =================  =================  ================

                                              OPPENHEIMER VA
                                          GLOBAL STRATEGIC INCOME
                                                SUB-ACCOUNT
                                    -----------------------------------
                                        SEPTEMBER         DECEMBER
                                          2014              2013
                                    ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            148  $             164
   Net realized gains (losses)....                 4                  8
   Change in unrealized gains
     (losses) on investments......              (45)              (240)
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............               107               (68)
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --
   Net transfers (including fixed
     account).....................                --                 --
   Contract charges...............                --                 --
   Transfers for contract benefits
     and terminations.............               (1)                (2)
                                    ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......               (1)                (2)
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets..............               106               (70)
NET ASSETS:
   Beginning of period............             4,492              4,562
                                    ----------------  -----------------
   End of period..................  $          4,598  $           4,492
                                    ================  =================

(a) For the period April 28, 2014 to September 30, 2014.
(b) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND THE YEAR
                           ENDED DECEMBER 31, 2013


                                                                                      OPPENHEIMER VA
                                          OPPENHEIMER VA MAIN STREET               MAIN STREET SMALL CAP
                                                  SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                         SEPTEMBER           DECEMBER          SEPTEMBER           DECEMBER
                                           2014                2013              2014                2013
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (218)  $           (280)  $       (458,367)  $       (725,297)
   Net realized gains (losses).....              4,622              1,403         20,658,887          6,330,488
   Change in unrealized gains
     (losses) on investments.......              1,822             23,373       (21,774,866)         30,298,071
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............              6,226             24,496        (1,574,346)         35,903,262
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                 --          2,870,626          7,423,119
   Net transfers (including fixed
     account)......................                 --                 --        (2,264,718)        (9,338,929)
   Contract charges................                 --                 --          (899,297)        (1,036,361)
   Transfers for contract benefits
     and terminations..............            (5,812)            (4,120)        (5,361,549)        (5,997,839)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......            (5,812)            (4,120)        (5,654,938)        (8,950,010)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............                414             20,376        (7,229,284)         26,953,252
NET ASSETS:
   Beginning of period.............            104,039             83,663        123,045,407         96,092,155
                                     -----------------  -----------------  -----------------  -----------------
   End of period...................  $         104,453  $         104,039  $     115,816,123  $     123,045,407
                                     =================  =================  =================  =================


                                             OPPENHEIMER VA MONEY                PIONEER VCT MID CAP VALUE
                                                  SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                         SEPTEMBER           DECEMBER          SEPTEMBER           DECEMBER
                                           2014                2013              2014                2013
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            (40)  $           (102)  $       (283,359)  $       (422,216)
   Net realized gains (losses).....                 --                 --         11,360,682            856,609
   Change in unrealized gains
     (losses) on investments.......                 --                 --        (6,393,963)         16,961,029
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............               (40)              (102)          4,683,360         17,395,422
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                 --          1,688,951          5,065,892
   Net transfers (including fixed
     account)......................                 --                 --        (1,916,478)        (2,540,776)
   Contract charges................                 --                 --          (437,473)          (481,800)
   Transfers for contract benefits
     and terminations..............              (154)          (108,863)        (4,310,413)        (3,983,623)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......              (154)          (108,863)        (4,975,413)        (1,940,307)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............              (194)          (108,965)          (292,053)         15,455,115
NET ASSETS:
   Beginning of period.............              4,000            112,965         71,900,042         56,444,927
                                     -----------------  -----------------  -----------------  -----------------
   End of period...................  $           3,806  $           4,000  $      71,607,989  $      71,900,042
                                     =================  =================  =================  =================


                                        PIONEER VCT REAL ESTATE SHARES          T. ROWE PRICE GROWTH STOCK
                                                  SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                         SEPTEMBER           DECEMBER          SEPTEMBER           DECEMBER
                                           2014                2013              2014                2013
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           1,514  $           1,359  $        (51,999)  $        (60,820)
   Net realized gains (losses).....             37,907             18,057            813,230            357,589
   Change in unrealized gains
     (losses) on investments.......            (7,569)           (19,131)          (477,128)          2,047,793
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             31,852                285            284,103          2,344,562
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                236                895            193,730            219,130
   Net transfers (including fixed
     account)......................           (24,554)             17,963          (705,298)          (113,852)
   Contract charges................            (2,926)            (2,841)            (1,097)            (1,536)
   Transfers for contract benefits
     and terminations..............            (7,407)            (1,163)          (784,915)          (513,697)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (34,651)             14,854        (1,297,580)          (409,955)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............            (2,799)             15,139        (1,013,477)          1,934,607
NET ASSETS:
   Beginning of period.............            252,653            237,514          8,339,192          6,404,585
                                     -----------------  -----------------  -----------------  -----------------
   End of period...................  $         249,854  $         252,653  $       7,325,715  $       8,339,192
                                     =================  =================  =================  =================


                                      T. ROWE PRICE INTERNATIONAL STOCK
                                                 SUB-ACCOUNT
                                     ------------------------------------
                                          SEPTEMBER         DECEMBER
                                            2014              2013
                                     -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         (4,359)  $             503
   Net realized gains (losses).....              8,672             10,324
   Change in unrealized gains
     (losses) on investments.......            (4,327)             71,247
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............               (14)             82,074
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             28,412             21,103
   Net transfers (including fixed
     account)......................           (43,470)            (7,638)
   Contract charges................              (107)              (151)
   Transfers for contract benefits
     and terminations..............            (3,965)           (79,868)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (19,130)           (66,554)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............           (19,144)             15,520
NET ASSETS:
   Beginning of period.............            655,401            639,881
                                     -----------------  -----------------
   End of period...................  $         636,257  $         655,401
                                     =================  =================

(a) For the period April 28, 2014 to September 30, 2014.
(b) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND THE YEAR
                           ENDED DECEMBER 31, 2013


                                                                                                    T. ROWE PRICE PRIME RESERVE
                                                                                                            SUB-ACCOUNT
                                                                                                ------------------------------------
                                                                                                    SEPTEMBER          DECEMBER
                                                                                                      2014               2013
                                                                                                -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...............................................................  $         (4,147)  $         (6,339)
   Net realized gains (losses)................................................................                 --                 --
   Change in unrealized gains
     (losses) on investments..................................................................                 --                 --
                                                                                                -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.......................................................................            (4,147)            (6,339)
                                                                                                -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.....................................................................                 --                208
   Net transfers (including fixed
     account).................................................................................            132,806           (93,657)
   Contract charges...........................................................................               (82)              (155)
   Transfers for contract benefits
     and terminations.........................................................................           (42,138)           (64,754)
                                                                                                -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.................................................................             90,586          (158,358)
                                                                                                -----------------  -----------------
     Net increase (decrease)
        in net assets.........................................................................             86,439          (164,697)
NET ASSETS:
   Beginning of period........................................................................            558,449            723,146
                                                                                                -----------------  -----------------
   End of period..............................................................................  $         644,888  $         558,449
                                                                                                =================  =================

(a) For the period April 28, 2014 to September 30, 2014.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                  NOTES TO THE INTERIM FINANCIAL STATEMENTS
                                 (UNAUDITED)



1.  ORGANIZATION


MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Investors USA Insurance Company (the "Company"), was established by the Company's Board of Directors on May 29, 1980 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On November 14, 2014, the Company merged into MetLife Insurance Company of Connecticut, which subsequently changed its name to MetLife Insurance Company USA ("MetLife USA") and its state of domicile to Delaware, and the Separate Account became a separate account of the Company. MetLife USA is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST") *
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF") *
American Funds Insurance Series ("American Funds")         MFS Variable Insurance Trust ("MFS VIT")
DWS Variable Series I ("DWS I")                            Neuberger Berman Equity Funds ("Neuberger Berman")
Federated Insurance Series ("Federated")                   Oppenheimer Variable Account Funds
Fidelity Variable Insurance Products ("Fidelity VIP")        ("Oppenheimer VA")
Franklin Templeton Variable Insurance Products Trust       Pioneer Variable Contracts Trust ("Pioneer VCT")
   ("FTVIPT")                                              T. Rowe Price Growth Stock Fund, Inc.
Janus Aspen Series ("Janus Aspen")                         T. Rowe Price International Funds, Inc.
Legg Mason Partners Variable Equity Trust ("LMPVET")       T. Rowe Price Prime Reserve Fund, Inc.
Legg Mason Partners Variable Income Trust ("LMPVIT")       The Alger Portfolios ("Alger")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
          NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                                 (UNAUDITED)



2. LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of September 30, 2014:

Alger Small Cap Growth Sub-Account                       LMPVET Variable Lifestyle Allocation 50%
American Funds Bond Sub-Account                             Sub-Account
American Funds Global Growth Sub-Account                 LMPVET Variable Lifestyle Allocation 70%
American Funds Global Small Capitalization                  Sub-Account
   Sub-Account                                           LMPVET Variable Lifestyle Allocation 85%
American Funds Growth Sub-Account                           Sub-Account
American Funds Growth-Income Sub-Account                 LMPVIT Western Asset Variable Global High Yield
DWS I International Sub-Account                             Bond Sub-Account
Federated High Income Bond Sub-Account                   MFS VIT Investors Trust Sub-Account
Federated Kaufman Sub-Account                            MFS VIT New Discovery Sub-Account
Fidelity VIP Asset Manager Sub-Account                   MFS VIT Research Sub-Account
Fidelity VIP Contrafund Sub-Account (a)                  MIST AllianceBernstein Global Dynamic Allocation
Fidelity VIP Equity-Income Sub-Account                      Sub-Account
Fidelity VIP FundsManager 50% Sub-Account                MIST Allianz Global Investors Dynamic Multi-Asset
Fidelity VIP FundsManager 60% Sub-Account                   Plus Sub-Account (b)
Fidelity VIP Growth Sub-Account                          MIST American Funds Balanced Allocation Sub-
Fidelity VIP Index 500 Sub-Account                          Account
Fidelity VIP Mid Cap Sub-Account                         MIST American Funds Growth Allocation Sub-Account
Fidelity VIP Money Market Sub-Account (a)                MIST American Funds Growth Sub-Account
Fidelity VIP Overseas Sub-Account                        MIST American Funds Moderate Allocation
FTVIPT Franklin Income Sub-Account                          Sub-Account
FTVIPT Franklin Mutual Shares Sub-Account                MIST AQR Global Risk Balanced Sub-Account
FTVIPT Franklin Small Cap Value Sub-Account              MIST BlackRock Global Tactical Strategies
FTVIPT Templeton Foreign Sub-Account                        Sub-Account
FTVIPT Templeton Global Bond Sub-Account                 MIST BlackRock High Yield Sub-Account (a)
Invesco V.I. Core Equity Sub-Account                     MIST Clarion Global Real Estate Sub-Account
Invesco V.I. Equity and Income Sub-Account (a)           MIST ClearBridge Aggressive Growth Sub-Account (a)
Invesco V.I. Growth and Income Sub-Account               MIST Goldman Sachs Mid Cap Value Sub-Account
Invesco V.I. International Growth Sub-Account (a)        MIST Harris Oakmark International Sub-Account (a)
LMPVET ClearBridge Variable Aggressive Growth            MIST Invesco Balanced-Risk Allocation Sub-Account
   Sub-Account (a)                                       MIST Invesco Comstock Sub-Account
LMPVET ClearBridge Variable Appreciation                 MIST Invesco Mid Cap Value Sub-Account
   Sub-Account                                           MIST Invesco Small Cap Growth Sub-Account (a)
LMPVET ClearBridge Variable Equity Income                MIST JPMorgan Core Bond Sub-Account
   Sub-Account (a)                                       MIST JPMorgan Global Active Allocation Sub-Account
LMPVET ClearBridge Variable Large Cap Growth             MIST JPMorgan Small Cap Value Sub-Account (a)
   Sub-Account                                           MIST Loomis Sayles Global Markets Sub-Account
LMPVET ClearBridge Variable Large Cap Value              MIST Lord Abbett Bond Debenture Sub-Account (a)
   Sub-Account                                           MIST Met/Eaton Vance Floating Rate Sub-Account
LMPVET ClearBridge Variable Small Cap Growth             MIST Met/Franklin Low Duration Total Return
   Sub-Account                                              Sub-Account
LMPVET Investment Counsel Variable Social                MIST Met/Templeton International Bond Sub-Account
   Awareness Sub-Account                                 MIST MetLife Asset Allocation 100 Sub-Account

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
          NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                                 (UNAUDITED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MIST MetLife Balanced Plus Sub-Account                     MSF Met/Dimensional International Small Company
MIST MetLife Multi-Index Targeted Risk Sub-Account           Sub-Account
MIST MFS Emerging Markets Equity Sub-Account               MSF MetLife Asset Allocation 20 Sub-Account
MIST MFS Research International Sub-Account (a)            MSF MetLife Asset Allocation 40 Sub-Account
MIST Morgan Stanley Mid Cap Growth Sub-Account (a)         MSF MetLife Asset Allocation 60 Sub-Account
MIST Oppenheimer Global Equity Sub-Account                 MSF MetLife Asset Allocation 80 Sub-Account
MIST PanAgora Global Diversified Risk                      MSF MetLife Mid Cap Stock Index Sub-Account (a)
   Sub-Account (b)                                         MSF MetLife Stock Index Sub-Account (a)
MIST PIMCO Inflation Protected Bond Sub-Account            MSF MFS Total Return Sub-Account (a)
MIST PIMCO Total Return Sub-Account (a)                    MSF MFS Value Sub-Account (a)
MIST Pioneer Fund Sub-Account (a)                          MSF MSCI EAFE Index Sub-Account (a)
MIST Pioneer Strategic Income Sub-Account (a)              MSF Neuberger Berman Genesis Sub-Account (a)
MIST Pyramis Government Income Sub-Account                 MSF Russell 2000 Index Sub-Account (a)
MIST Pyramis Managed Risk Sub-Account                      MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MIST Schroders Global Multi-Asset Sub-Account              MSF T. Rowe Price Small Cap Growth Sub-Account (a)
MIST SSgA Growth and Income ETF Sub-Account                MSF Van Eck Global Natural Resources Sub-Account
MIST SSgA Growth ETF Sub-Account                           MSF Western Asset Management U.S. Government
MIST T. Rowe Price Large Cap Value Sub-Account (a)           Sub-Account (a)
MIST T. Rowe Price Mid Cap Growth Sub-Account              MSF WMC Core Equity Opportunities Sub-Account (a)
MIST Third Avenue Small Cap Value Sub-Account              Neuberger Berman Genesis Sub-Account
MIST WMC Large Cap Research Sub-Account (a)                Oppenheimer VA Core Bond Sub-Account
MSF Baillie Gifford International Stock Sub-Account (a)    Oppenheimer VA Global Strategic Income Sub-Account
MSF Barclays Aggregate Bond Index Sub-Account (a)          Oppenheimer VA Main Street Sub-Account
MSF BlackRock Bond Income Sub-Account (a)                  Oppenheimer VA Main Street Small Cap
MSF BlackRock Capital Appreciation Sub-Account (a)           Sub-Account (a)
MSF BlackRock Large Cap Value Sub-Account                  Oppenheimer VA Money Sub-Account
MSF BlackRock Money Market Sub-Account (a)                 Pioneer VCT Mid Cap Value Sub-Account
MSF Frontier Mid Cap Growth Sub-Account                    Pioneer VCT Real Estate Shares Sub-Account
MSF Jennison Growth Sub-Account (a)                        T. Rowe Price Growth Stock Sub-Account
MSF Loomis Sayles Small Cap Core Sub-Account               T. Rowe Price International Stock Sub-Account
MSF Loomis Sayles Small Cap Growth Sub-Account             T. Rowe Price Prime Reserve Sub-Account
MSF Met/Artisan Mid Cap Value Sub-Account (a)

(a) This Sub-Account invests in two or more share classes within the underlying fund, portfolio or series of the Trusts.
(b) This Sub-Account began operations during the nine months ended September 30, 2014.

B. The following Sub-Accounts had no net assets as of September 30, 2014:

Federated Managed Volatility Sub-Account
Janus Aspen Global Research Sub-Account
Invesco V.I. American Franchise Sub-Account

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
          NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                                 (UNAUDITED)



3. PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the nine months ended September 30, 2014:

LMPVET ClearBridge Variable All Cap Value                MIST MetLife Moderate Strategy Sub-Account
   Sub-Account                                           Pioneer VCT Disciplined Value Sub-Account
Invesco V.I. American Value Sub-Account                  Pioneer VCT Emerging Markets Sub-Account
Invesco V.I. Global Real Estate Sub-Account              Pioneer VCT Equity Income Sub-Account
MIST ClearBridge Aggressive Growth II Sub-Account        Pioneer VCT Ibbotson Growth Allocation Sub-Account
MIST MetLife Balanced Strategy Sub-Account               Pioneer VCT Ibbotson Moderate Allocation
MIST MetLife Defensive Strategy Sub-Account                Sub-Account
MIST MetLife Growth Strategy Sub-Account                 UIF U.S. Real Estate Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the nine months ended September 30, 2014:

NAME CHANGES:

Former Name                                             New Name

Franklin Income Securities Fund                         Franklin Income VIP Fund
Franklin Small Cap Value Securities Fund                Franklin Small Cap Value VIP Fund
(MIST) BlackRock Large Cap Core Portfolio               (MIST) WMC Large Cap Research Portfolio
(MIST) MetLife Aggressive Strategy Portfolio            (MIST) MetLife Asset Allocation 100 Portfolio
(MSF) Davis Venture Value Portfolio                     (MSF) WMC Core Equity Opportunities Portfolio
(MSF) MetLife Conservative Allocation Portfolio         (MSF) MetLife Asset Allocation 20 Portfolio
(MSF) MetLife Conservative to Moderate Allocation       (MSF) MetLife Asset Allocation 40 Portfolio
   Portfolio
(MSF) MetLife Moderate Allocation Portfolio             (MSF) MetLife Asset Allocation 60 Portfolio
(MSF) MetLife Moderate to Aggressive Allocation         (MSF) MetLife Asset Allocation 80 Portfolio
   Portfolio
Mutual Shares Securities Fund                           Franklin Mutual Shares VIP Fund
Templeton Foreign Securities Fund                       Templeton Foreign VIP Fund
Templeton Global Bond Securities Fund                   Templeton Global Bond VIP Fund

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) ClearBridge Aggressive Growth Portfolio II       (MIST) ClearBridge Aggressive Growth Portfolio
(MIST) MetLife Balanced Strategy Portfolio              (MSF) MetLife Asset Allocation 60 Portfolio
(MIST) MetLife Defensive Strategy Portfolio             (MSF) MetLife Asset Allocation 40 Portfolio
(MIST) MetLife Growth Strategy Portfolio                (MSF) MetLife Asset Allocation 80 Portfolio
(MIST) MetLife Moderate Strategy Portfolio              (MSF) MetLife Asset Allocation 40 Portfolio

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
          NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                                 (UNAUDITED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


SUBSTITUTIONS:

Former Portfolio                                            New Portfolio

ClearBridge Variable All Cap Value Portfolio                (MIST) T. Rowe Price Large Cap Value Portfolio
Invesco V.I. American Value Fund                            (MIST) Invesco Mid Cap Value Portfolio
Invesco V.I. Global Real Estate Fund                        (MIST) Clarion Global Real Estate Portfolio
Pioneer Disciplined Value VCT Portfolio                     (MSF) MFS Value Portfolio
Pioneer Emerging Markets VCT Portfolio                      (MIST) MFS Emerging Markets Equity Portfolio
Pioneer Equity Income VCT Portfolio                         (MIST) Invesco Comstock Portfolio
Pioneer Ibbotson Growth Allocation VCT Portfolio            (MSF) MetLife Asset Allocation 80 Portfolio
Pioneer Ibbotson Moderate Allocation VCT Portfolio          (MSF) MetLife Asset Allocation 60 Portfolio
U.S. Real Estate Portfolio                                  (MIST) Clarion Global Real Estate Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund, portfolio or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
          NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                                 (UNAUDITED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company, are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
          NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                                 (UNAUDITED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)


      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the nine months ended September 30, 2014:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                       0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                    1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      Guaranteed Withdrawal Benefit for Life -- For a charge that includes the Mortality and Expense Risk charge and a guaranteed withdrawal benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
          NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                                 (UNAUDITED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the nine months ended September 30, 2014:

     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                    0.75%
     ----------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                              0.50% - 1.80%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                              0.25% - 1.80%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                          0.50% - 1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                     0.60% - 1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                     0.55% - 1.00%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit for Life                                                                     1.90% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.25% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
          NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                                 (UNAUDITED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                       FOR THE NINE MONTHS ENDED
                                                                      AS OF SEPTEMBER 30, 2014            SEPTEMBER 30, 2014
                                                                   ------------------------------   -------------------------------
                                                                                                       COST OF          PROCEEDS
                                                                      SHARES          COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                   -------------    -------------   -------------    --------------
     Alger Small Cap Growth Sub-Account..........................      1,796,630       52,672,234         320,671         5,336,078
     American Funds Bond Sub-Account.............................     13,855,855      148,115,226       7,015,635         6,155,229
     American Funds Global Growth Sub-Account....................     11,354,096      248,836,241      35,300,289        13,290,764
     American Funds Global Small Capitalization Sub-Account......      4,747,641       92,463,635       3,141,543         7,591,134
     American Funds Growth Sub-Account...........................     10,532,969      563,113,856      41,511,510        77,978,856
     American Funds Growth-Income Sub-Account....................      7,549,046      275,684,022      22,488,357        30,765,041
     DWS I International Sub-Account.............................      1,947,751       19,632,064         513,188         1,447,327
     Federated High Income Bond Sub-Account......................          3,849           27,019           1,573               281
     Federated Kaufman Sub-Account...............................          2,527           34,759           4,778             1,365
     Fidelity VIP Asset Manager Sub-Account......................      4,963,176       76,189,371       3,744,257         6,536,344
     Fidelity VIP Contrafund Sub-Account.........................     16,847,738      406,552,522      20,541,679        56,698,974
     Fidelity VIP Equity-Income Sub-Account......................        233,585        5,280,115          86,269           613,923
     Fidelity VIP FundsManager 50% Sub-Account...................    248,787,421    2,867,672,022     974,184,722            36,916
     Fidelity VIP FundsManager 60% Sub-Account...................    331,982,168    3,255,185,891      69,079,589       182,185,129
     Fidelity VIP Growth Sub-Account.............................      2,700,999      102,124,139         720,496        13,026,521
     Fidelity VIP Index 500 Sub-Account..........................        342,215       43,983,397          13,440         6,181,268
     Fidelity VIP Mid Cap Sub-Account............................     12,120,795      356,263,097       8,660,961        24,212,100
     Fidelity VIP Money Market Sub-Account.......................    104,765,960      104,765,960     209,968,893       181,358,299
     Fidelity VIP Overseas Sub-Account...........................        270,609        4,937,245         165,480           496,596
     FTVIPT Franklin Income Sub-Account..........................     18,658,914      281,136,857      17,775,834        15,803,551
     FTVIPT Franklin Mutual Shares Sub-Account...................      6,940,883      120,671,884       4,643,559        10,791,974
     FTVIPT Franklin Small Cap Value Sub-Account.................      5,640,344       92,417,287      12,586,936         5,492,592
     FTVIPT Templeton Foreign Sub-Account........................      4,840,496       72,492,977       3,250,493         7,499,974
     FTVIPT Templeton Global Bond Sub-Account....................     14,204,584      262,998,896      18,940,953         9,689,507
     Invesco V.I. Core Equity Sub-Account........................          6,310          161,219           3,410            10,676
     Invesco V.I. Equity and Income Sub-Account..................     36,291,027      514,827,201      50,076,420        28,164,627
     Invesco V.I. Growth and Income Sub-Account..................            290            5,220         957,202       370,762,832
     Invesco V.I. International Growth Sub-Account...............      7,947,939      214,763,091       7,340,594        12,589,279
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account...............................................     10,047,090      170,410,449      11,160,509        25,132,001
     LMPVET ClearBridge Variable Appreciation Sub-Account........     11,794,599      292,297,373       6,890,627        16,501,442
     LMPVET ClearBridge Variable Equity Income Sub-Account.......     13,111,688      148,176,479       6,945,966         9,603,128
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account...............................................        205,415        3,468,229         233,221           710,541
     LMPVET ClearBridge Variable Large Cap Value Sub-Account.....        416,867        6,777,383       1,808,592           691,345
     LMPVET ClearBridge Variable Small Cap Growth Sub-Account....      4,740,097       79,733,947       7,607,332         6,178,730
     LMPVET Investment Counsel Variable Social Awareness
       Sub-Account...............................................          7,347          181,394           2,691            67,748
     LMPVET Variable Lifestyle Allocation 50% Sub-Account........      2,959,100       36,312,548       1,868,232         3,964,971
     LMPVET Variable Lifestyle Allocation 70% Sub-Account........        142,110        1,585,683          87,117           409,237
     LMPVET Variable Lifestyle Allocation 85% Sub-Account........      5,513,228       64,838,447       2,347,261         6,443,400
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account...............................................     12,546,988      103,432,106       2,848,781         5,804,140
     MFS VIT Investors Trust Sub-Account.........................            323            6,203             808            17,085
     MFS VIT New Discovery Sub-Account...........................          2,497           38,420           8,458             1,935
     MFS VIT Research Sub-Account................................          1,697           29,589           3,900            19,093
     MIST AllianceBernstein Global Dynamic Allocation
       Sub-Account...............................................    289,611,274    2,899,779,260     140,038,497       133,167,955
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account (a)...........................................      1,034,832       10,782,958      10,860,356            77,691
     MIST American Funds Balanced Allocation Sub-Account.........    323,042,490    2,909,592,244     418,524,988       198,341,740
     MIST American Funds Growth Allocation Sub-Account...........    182,842,396    1,530,799,298     336,684,080        88,153,951
     MIST American Funds Growth Sub-Account......................     51,489,011      430,632,044      54,910,066        48,947,237

(a)  For the period April 28, 2014 to September 30, 2014.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
          NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                                 (UNAUDITED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                        FOR THE NINE MONTHS ENDED
                                                                     AS OF SEPTEMBER 30, 2014              SEPTEMBER 30, 2014
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     --------------   --------------
     MIST American Funds Moderate Allocation Sub-Account........    168,941,043    1,559,814,519       185,520,952       124,570,418
     MIST AQR Global Risk Balanced Sub-Account..................    280,546,245    3,011,694,212        20,252,921       332,618,992
     MIST BlackRock Global Tactical Strategies Sub-Account......    505,920,413    4,972,047,187       356,787,457       243,869,146
     MIST BlackRock High Yield Sub-Account......................     30,415,213      251,350,169        60,740,559        58,762,251
     MIST Clarion Global Real Estate Sub-Account................     27,422,570      311,651,212       150,209,422        25,398,799
     MIST ClearBridge Aggressive Growth Sub-Account.............     38,706,024      369,460,305       127,969,526        69,433,638
     MIST Goldman Sachs Mid Cap Value Sub-Account...............     10,900,462      146,611,590        39,578,813        22,730,127
     MIST Harris Oakmark International Sub-Account..............     42,062,159      598,545,843       126,003,636        37,518,171
     MIST Invesco Balanced-Risk Allocation Sub-Account..........     78,929,424      820,201,246        56,968,543        66,465,460
     MIST Invesco Comstock Sub-Account..........................     52,895,749      610,061,185       378,029,569        52,973,819
     MIST Invesco Mid Cap Value Sub-Account.....................     13,035,741      212,340,277       126,048,220        18,031,249
     MIST Invesco Small Cap Growth Sub-Account..................     16,690,850      231,175,179        43,484,809        33,697,090
     MIST JPMorgan Core Bond Sub-Account........................     31,409,267      329,190,957        28,434,469        21,539,441
     MIST JPMorgan Global Active Allocation Sub-Account.........     76,469,837      824,712,041       144,898,965         6,728,519
     MIST JPMorgan Small Cap Value Sub-Account..................      1,571,650       21,528,140         5,097,125         2,315,198
     MIST Loomis Sayles Global Markets Sub-Account..............     11,511,113      132,596,782         8,636,823        18,934,811
     MIST Lord Abbett Bond Debenture Sub-Account................     18,771,759      230,375,850        42,528,662        50,188,491
     MIST Met/Eaton Vance Floating Rate Sub-Account.............      7,512,786       78,127,368        11,104,849        14,606,673
     MIST Met/Franklin Low Duration Total Return Sub-Account....     18,025,626      179,795,180        56,709,630        16,243,866
     MIST Met/Templeton International Bond Sub-Account..........      4,344,572       50,802,613         3,601,168         5,341,146
     MIST MetLife Asset Allocation 100 Sub-Account..............     46,524,105      480,488,364        14,450,229        52,003,039
     MIST MetLife Balanced Plus Sub-Account.....................    617,053,446    6,281,120,267       880,578,557        93,603,056
     MIST MetLife Multi-Index Targeted Risk Sub-Account.........     31,945,823      355,287,834       154,484,962         1,915,065
     MIST MFS Emerging Markets Equity Sub-Account...............     44,362,872      431,425,573        37,691,002        38,499,720
     MIST MFS Research International Sub-Account................     26,971,692      292,384,783        10,252,635        20,752,474
     MIST Morgan Stanley Mid Cap Growth Sub-Account.............     15,334,860      163,592,703         9,114,104        12,237,259
     MIST Oppenheimer Global Equity Sub-Account.................      3,663,938       63,764,920         3,153,568         6,089,353
     MIST PanAgora Global Diversified Risk Sub-Account (a)......        666,652        6,965,020         7,965,972         1,013,816
     MIST PIMCO Inflation Protected Bond Sub-Account............     76,101,821      838,280,619        20,147,161        91,446,864
     MIST PIMCO Total Return Sub-Account........................    159,156,353    1,885,963,432        93,685,540       229,437,872
     MIST Pioneer Fund Sub-Account..............................     21,634,310      286,226,680        99,326,420        27,340,300
     MIST Pioneer Strategic Income Sub-Account..................     87,411,666      929,082,123       102,534,779        51,616,985
     MIST Pyramis Government Income Sub-Account.................     64,365,097      691,812,736        39,063,968        92,231,554
     MIST Pyramis Managed Risk Sub-Account......................     12,307,570      130,185,451        55,005,260         1,418,530
     MIST Schroders Global Multi-Asset Sub-Account..............     41,526,887      446,646,254        57,885,621        13,310,023
     MIST SSgA Growth and Income ETF Sub-Account................    123,455,737    1,342,556,272       131,283,658       124,244,743
     MIST SSgA Growth ETF Sub-Account...........................     40,462,440      417,354,345        53,870,426        44,660,784
     MIST T. Rowe Price Large Cap Value Sub-Account.............     23,712,393      620,564,613       166,969,883        66,057,879
     MIST T. Rowe Price Mid Cap Growth Sub-Account..............     47,735,529      403,173,720        61,219,091        70,458,674
     MIST Third Avenue Small Cap Value Sub-Account..............     14,727,481      210,547,158        20,915,088        43,743,119
     MIST WMC Large Cap Research Sub-Account....................      1,224,816       11,491,128         1,212,461         2,495,369
     MSF Baillie Gifford International Stock Sub-Account........     27,291,483      255,405,522         6,143,294        26,463,374
     MSF Barclays Aggregate Bond Index Sub-Account..............     18,189,859      198,845,245        41,411,342         9,029,601
     MSF BlackRock Bond Income Sub-Account......................        571,912       61,210,892         9,758,750         6,202,867
     MSF BlackRock Capital Appreciation Sub-Account.............        352,838        9,059,387         1,063,581         2,970,289
     MSF BlackRock Large Cap Value Sub-Account..................        444,582        4,604,910         1,622,306           405,828
     MSF BlackRock Money Market Sub-Account.....................      4,372,473      437,247,232        99,179,202       123,275,130
     MSF Frontier Mid Cap Growth Sub-Account....................      2,413,612       70,358,652        10,057,750        10,439,551
     MSF Jennison Growth Sub-Account............................     34,718,594      404,605,781        32,570,192        77,142,996
     MSF Loomis Sayles Small Cap Core Sub-Account...............         50,260       11,391,740         2,480,585         1,626,509
     MSF Loomis Sayles Small Cap Growth Sub-Account.............         21,142          287,275           116,616            19,332
     MSF Met/Artisan Mid Cap Value Sub-Account..................        962,639      205,258,185         3,317,351        37,352,949

(a)  For the period April 28, 2014 to September 30, 2014.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
          NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                                 (UNAUDITED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                        FOR THE NINE MONTHS ENDED
                                                                     AS OF SEPTEMBER 30, 2014              SEPTEMBER 30, 2014
                                                                  ------------------------------     ------------------------------
                                                                                                         COST OF        PROCEEDS
                                                                     SHARES          COST ($)         PURCHASES ($)  FROM SALES ($)
                                                                  -------------    -------------     --------------  --------------
     MSF Met/Dimensional International Small Company
       Sub-Account..............................................      3,719,985       53,838,772         9,546,929       13,554,411
     MSF MetLife Asset Allocation 20 Sub-Account................      3,351,870       37,865,489        38,229,240        7,310,282
     MSF MetLife Asset Allocation 40 Sub-Account................    415,344,792    5,058,015,347     5,402,394,516      358,762,329
     MSF MetLife Asset Allocation 60 Sub-Account................    571,619,549    7,385,470,651     7,691,540,240      353,511,131
     MSF MetLife Asset Allocation 80 Sub-Account................    449,196,199    6,341,048,266     6,602,209,380      318,124,412
     MSF MetLife Mid Cap Stock Index Sub-Account................      6,789,665       94,793,875        17,395,980       19,971,830
     MSF MetLife Stock Index Sub-Account........................     13,197,814      393,404,138        46,718,319       61,753,348
     MSF MFS Total Return Sub-Account...........................        275,712       39,107,354         3,459,153        4,955,868
     MSF MFS Value Sub-Account..................................     14,694,719      214,461,562        23,860,077       25,939,311
     MSF MSCI EAFE Index Sub-Account............................      7,905,031       92,607,985        13,219,757       18,247,999
     MSF Neuberger Berman Genesis Sub-Account...................      8,777,034      124,687,332         2,205,441       17,113,072
     MSF Russell 2000 Index Sub-Account.........................      7,194,182       99,899,191        12,511,137       13,755,016
     MSF T. Rowe Price Large Cap Growth Sub-Account.............      6,692,739      134,889,801        31,902,723       21,791,430
     MSF T. Rowe Price Small Cap Growth Sub-Account.............        466,121        7,173,557         1,763,751        1,489,285
     MSF Van Eck Global Natural Resources Sub-Account...........      6,785,669      100,110,131         4,681,543       16,135,521
     MSF Western Asset Management U.S. Government
       Sub-Account..............................................     23,746,165      285,505,767        13,912,882       22,058,036
     MSF WMC Core Equity Opportunities Sub-Account..............     15,206,030      433,293,260        65,324,900       76,418,333
     Neuberger Berman Genesis Sub-Account.......................            169            6,272                --               72
     Oppenheimer VA Core Bond Sub-Account.......................          1,153           11,751               470               95
     Oppenheimer VA Global Strategic Income Sub-Account.........            864            4,268               195               42
     Oppenheimer VA Main Street Sub-Account.....................          3,210           66,939             2,999            6,907
     Oppenheimer VA Main Street Small Cap Sub-Account...........      4,945,119       81,524,836        19,443,119        8,461,010
     Oppenheimer VA Money Sub-Account...........................          3,814            3,814                --              194
     Pioneer VCT Mid Cap Value Sub-Account......................      3,377,738       60,367,336        11,267,898        6,766,633
     Pioneer VCT Real Estate Shares Sub-Account.................         13,182          199,208            35,042           42,358
     T. Rowe Price Growth Stock Sub-Account.....................        133,559        4,146,577           530,159        1,879,738
     T. Rowe Price International Stock Sub-Account..............         38,796          540,469            26,256           49,746
     T. Rowe Price Prime Reserve Sub-Account....................        644,889          644,889           451,976          365,536

(a)  For the period April 28, 2014 to September 30, 2014.

              METLIFE INVESTORS USA SEPARATE ACCOUNT A
             OF METLIFE INVESTORS USA INSURANCE COMPANY
      NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



7.  SCHEDULES OF UNITS
    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2013:


                                       ALGER SMALL CAP GROWTH             AMERICAN FUNDS BOND         AMERICAN FUNDS GLOBAL GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                      SEPTEMBER        DECEMBER        SEPTEMBER        DECEMBER         SEPTEMBER       DECEMBER
                                        2014             2013            2014             2013             2014            2013
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       4,387,118        4,795,545        8,361,945       7,687,811        8,333,553       8,485,913
Units issued and transferred
   from other funding options....         118,172          231,164          939,867       2,005,667          604,999       1,261,036
Units redeemed and transferred to
   other funding options.........       (430,125)        (639,591)        (835,025)     (1,331,533)        (770,715)     (1,413,396)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................       4,075,165        4,387,118        8,466,787       8,361,945        8,167,837       8,333,553
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                           AMERICAN FUNDS
                                     GLOBAL SMALL CAPITALIZATION          AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                       SEPTEMBER       DECEMBER         SEPTEMBER       DECEMBER
                                         2014            2013             2014            2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        3,375,743       3,385,796        3,937,244        4,113,319
Units issued and transferred
   from other funding options....          263,932         652,214          108,632          453,387
Units redeemed and transferred to
   other funding options.........        (361,242)       (662,267)        (419,223)        (629,462)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        3,278,433       3,375,743        3,626,653        3,937,244
                                   ===============  ==============  ===============  ===============



                                    AMERICAN FUNDS GROWTH-INCOME
                                             SUB-ACCOUNT
                                   -------------------------------
                                      SEPTEMBER        DECEMBER
                                        2014             2013
                                   --------------  ---------------

Units beginning of year..........       2,581,885        2,745,842
Units issued and transferred
   from other funding options....         158,427          297,744
Units redeemed and transferred to
   other funding options.........       (315,638)        (461,701)
                                   --------------  ---------------
Units end of year................       2,424,674        2,581,885
                                   ==============  ===============

                                         DWS I INTERNATIONAL            FEDERATED HIGH INCOME BOND
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                       SEPTEMBER        DECEMBER         SEPTEMBER        DECEMBER
                                         2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        1,888,612        2,040,232            2,545            2,556
Units issued and transferred
   from other funding options....           72,189          147,844               --               --
Units redeemed and transferred to
   other funding options.........        (180,476)        (299,464)               --             (11)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        1,780,325        1,888,612            2,545            2,545
                                   ===============  ===============  ===============  ===============


                                           FEDERATED KAUFMAN            FIDELITY VIP ASSET MANAGER
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                       SEPTEMBER        DECEMBER         SEPTEMBER        DECEMBER
                                         2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            5,836            6,002        5,885,530        6,517,939
Units issued and transferred
   from other funding options....               --               --          134,530          203,227
Units redeemed and transferred to
   other funding options.........            (115)            (166)        (479,072)        (835,636)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            5,721            5,836        5,540,988        5,885,530
                                   ===============  ===============  ===============  ===============


                                        FIDELITY VIP CONTRAFUND        FIDELITY VIP EQUITY-INCOME
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                       SEPTEMBER        DECEMBER        SEPTEMBER       DECEMBER
                                         2014             2013            2014            2013
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       17,717,451       15,604,750         341,560          400,352
Units issued and transferred
   from other funding options....        4,085,276        4,408,947           3,810            5,137
Units redeemed and transferred to
   other funding options.........      (2,070,462)      (2,296,246)        (31,192)         (63,929)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       19,732,265       17,717,451         314,178          341,560
                                   ===============  ===============  ==============  ===============

                                    FIDELITY VIP FUNDSMANAGER 50%     FIDELITY VIP FUNDSMANAGER 60%
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                      SEPTEMBER        DECEMBER         SEPTEMBER        DECEMBER
                                        2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      158,954,030       39,080,828      333,151,686      345,636,001
Units issued and transferred
   from other funding options....       83,020,639      123,377,437          165,187          492,775
Units redeemed and transferred to
   other funding options.........      (5,141,157)      (3,504,235)     (10,140,308)     (12,977,090)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      236,833,512      158,954,030      323,176,565      333,151,686
                                   ===============  ===============  ===============  ===============


                                         FIDELITY VIP GROWTH             FIDELITY VIP INDEX 500
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                      SEPTEMBER        DECEMBER         SEPTEMBER        DECEMBER
                                        2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        8,194,380        9,085,626        3,091,556        3,530,426
Units issued and transferred
   from other funding options....          227,589          341,709            8,541           21,793
Units redeemed and transferred to
   other funding options.........        (724,990)      (1,232,955)        (242,920)        (460,663)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,696,979        8,194,380        2,857,177        3,091,556
                                   ===============  ===============  ===============  ===============


                                        FIDELITY VIP MID CAP           FIDELITY VIP MONEY MARKET
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  --------------------------------
                                      SEPTEMBER       DECEMBER         SEPTEMBER        DECEMBER
                                        2014            2013             2014             2013
                                   --------------  --------------  ---------------  ---------------

Units beginning of year..........       7,792,671       7,598,912        8,307,410        8,041,430
Units issued and transferred
   from other funding options....         483,389       1,446,862      105,220,425      139,410,710
Units redeemed and transferred to
   other funding options.........       (792,731)     (1,253,103)    (102,464,026)    (139,144,730)
                                   --------------  --------------  ---------------  ---------------
Units end of year................       7,483,329       7,792,671       11,063,809        8,307,410
                                   ==============  ==============  ===============  ===============


                                        FIDELITY VIP OVERSEAS           FTVIPT FRANKLIN INCOME        FTVIPT FRANKLIN MUTUAL SHARES
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                      SEPTEMBER        DECEMBER         SEPTEMBER       DECEMBER        SEPTEMBER       DECEMBER
                                        2014             2013             2014            2013            2014            2013
                                   ---------------  --------------  ---------------  --------------  --------------  ---------------

Units beginning of year..........          447,143         509,517        4,919,666       4,708,870       5,477,366        5,768,385
Units issued and transferred
   from other funding options....           18,204          12,503          311,397         860,767         246,037          550,522
Units redeemed and transferred to
   other funding options.........         (39,982)        (74,877)        (471,127)       (649,971)       (532,661)        (841,541)
                                   ---------------  --------------  ---------------  --------------  --------------  ---------------
Units end of year................          425,365         447,143        4,759,936       4,919,666       5,190,742        5,477,366
                                   ===============  ==============  ===============  ==============  ==============  ===============


                                               FTVIPT
                                      FRANKLIN SMALL CAP VALUE         FTVIPT TEMPLETON FOREIGN       FTVIPT TEMPLETON GLOBAL BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                      SEPTEMBER        DECEMBER        SEPTEMBER        DECEMBER         SEPTEMBER       DECEMBER
                                        2014             2013            2014             2013             2014            2013
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       9,184,423        8,321,925        2,457,017       2,730,167       12,950,902      11,067,808
Units issued and transferred
   from other funding options....         816,678        2,576,537          162,025         184,075        1,235,405       3,547,855
Units redeemed and transferred to
   other funding options.........       (930,911)      (1,714,039)        (295,069)       (457,225)      (1,291,219)     (1,664,761)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................       9,070,190        9,184,423        2,323,973       2,457,017       12,895,088      12,950,902
                                   ==============  ===============  ===============  ==============  ===============  ==============

(a) For the period April 28, 2014 to September 30, 2014.
(b) For the period April 29, 2013 to December 31, 2013.

              METLIFE INVESTORS USA SEPARATE ACCOUNT A
             OF METLIFE INVESTORS USA INSURANCE COMPANY
      NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2013:



                                      INVESCO V.I. CORE EQUITY        INVESCO V.I. EQUITY AND INCOME
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  ---------------------------------
                                      SEPTEMBER         DECEMBER         SEPTEMBER        DECEMBER
                                        2014              2013             2014             2013
                                   ---------------  ---------------  ----------------  ---------------

Units beginning of year..........           39,835           49,005        31,328,255       29,563,858
Units issued and transferred
   from other funding options....                8                1         2,287,735        5,739,587
Units redeemed and transferred to
   other funding options.........          (1,270)          (9,171)       (2,945,938)      (3,975,190)
                                   ---------------  ---------------  ----------------  ---------------
Units end of year................           38,573           39,835        30,670,052       31,328,255
                                   ===============  ===============  ================  ===============



                                    INVESCO V.I. GROWTH AND INCOME   INVESCO V.I. INTERNATIONAL GROWTH
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  ----------------------------------
                                       SEPTEMBER       DECEMBER         SEPTEMBER         DECEMBER
                                         2014            2013             2014              2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       13,799,854       13,407,203        8,901,354        8,127,475
Units issued and transferred
   from other funding options....          377,712        2,432,918          584,762        1,760,912
Units redeemed and transferred to
   other funding options.........     (14,176,868)      (2,040,267)        (770,784)        (987,033)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................              698       13,799,854        8,715,332        8,901,354
                                   ===============  ===============  ===============  ===============


                                     LMPVET CLEARBRIDGE VARIABLE        LMPVET CLEARBRIDGE VARIABLE
                                          AGGRESSIVE GROWTH                    APPRECIATION
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                      SEPTEMBER         DECEMBER         SEPTEMBER       DECEMBER
                                        2014              2013             2014            2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       11,979,001       11,687,754        8,604,407        7,908,912
Units issued and transferred
   from other funding options....        1,466,886        2,702,461          648,390        1,753,644
Units redeemed and transferred to
   other funding options.........      (2,052,827)      (2,411,214)        (837,282)      (1,058,149)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       11,393,060       11,979,001        8,415,515        8,604,407
                                   ===============  ===============  ===============  ===============

                                     LMPVET CLEARBRIDGE VARIABLE      LMPVET CLEARBRIDGE VARIABLE
                                            EQUITY INCOME                  LARGE CAP GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                      SEPTEMBER        DECEMBER         SEPTEMBER       DECEMBER
                                        2014             2013             2014            2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       10,244,154       9,055,914          242,954          283,429
Units issued and transferred
   from other funding options....          966,101       2,599,732           10,377           16,933
Units redeemed and transferred to
   other funding options.........      (1,060,527)     (1,411,492)         (34,405)         (57,408)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................       10,149,728      10,244,154          218,926          242,954
                                   ===============  ==============  ===============  ===============


                                     LMPVET CLEARBRIDGE VARIABLE      LMPVET CLEARBRIDGE VARIABLE      LMPVET INVESTMENT COUNSEL
                                           LARGE CAP VALUE                 SMALL CAP GROWTH            VARIABLE SOCIAL AWARENESS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                   -------------------------------  ------------------------------  -------------------------------
                                      SEPTEMBER        DECEMBER        SEPTEMBER       DECEMBER         SEPTEMBER       DECEMBER
                                        2014             2013            2014            2013             2014            2013
                                   --------------  ---------------  --------------  --------------  ---------------  --------------

Units beginning of year..........         319,601          286,427       4,102,827       3,457,289            7,932           9,185
Units issued and transferred
   from other funding options....          83,914           91,925         621,689       1,487,008               82             363
Units redeemed and transferred to
   other funding options.........        (35,479)         (58,751)       (603,722)       (841,470)          (1,799)         (1,616)
                                   --------------  ---------------  --------------  --------------  ---------------  --------------
Units end of year................         368,036          319,601       4,120,794       4,102,827            6,215           7,932
                                   ==============  ===============  ==============  ==============  ===============  ==============


                                            LMPVET VARIABLE
                                       LIFESTYLE ALLOCATION 50%
                                              SUB-ACCOUNT
                                   --------------------------------
                                       SEPTEMBER       DECEMBER
                                         2014            2013
                                   ---------------  ---------------

Units beginning of year..........        2,011,433        1,699,443
Units issued and transferred
   from other funding options....          172,557          532,901
Units redeemed and transferred to
   other funding options.........        (246,211)        (220,911)
                                   ---------------  ---------------
Units end of year................        1,937,779        2,011,433
                                   ===============  ===============

                                           LMPVET VARIABLE                   LMPVET VARIABLE
                                      LIFESTYLE ALLOCATION 70%          LIFESTYLE ALLOCATION 85%
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                      SEPTEMBER        DECEMBER         SEPTEMBER        DECEMBER
                                        2014             2013             2014             2013
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........         121,395          162,342        4,790,185        5,015,187
Units issued and transferred
   from other funding options....           5,585           12,965          177,571          343,106
Units redeemed and transferred to
   other funding options.........        (20,671)         (53,912)        (381,039)        (568,108)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................         106,309          121,395        4,586,717        4,790,185
                                   ==============  ===============  ===============  ===============


                                        LMPVIT WESTERN ASSET
                                   VARIABLE GLOBAL HIGH YIELD BOND       MFS VIT INVESTORS TRUST
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                      SEPTEMBER        DECEMBER         SEPTEMBER        DECEMBER
                                        2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        4,386,878        4,039,328            3,517           3,616
Units issued and transferred
   from other funding options....          422,120        1,173,324               --              --
Units redeemed and transferred to
   other funding options.........        (498,599)        (825,774)          (2,306)            (99)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        4,310,399        4,386,878            1,211           3,517
                                   ===============  ===============  ===============  ==============



                                         MFS VIT NEW DISCOVERY               MFS VIT RESEARCH
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                       SEPTEMBER        DECEMBER         SEPTEMBER        DECEMBER
                                         2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            3,294            4,161            8,132            8,335
Units issued and transferred
   from other funding options....               --               --               --               92
Units redeemed and transferred to
   other funding options.........            (116)            (867)          (2,363)            (295)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            3,178            3,294            5,769            8,132
                                   ===============  ===============  ===============  ===============

(a) For the period April 28, 2014 to September 30, 2014.
(b) For the period April 29, 2013 to December 31, 2013.

              METLIFE INVESTORS USA SEPARATE ACCOUNT A
             OF METLIFE INVESTORS USA INSURANCE COMPANY
      NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2013:


                                                                     MIST ALLIANZ
                                                                   GLOBAL INVESTORS
                                       MIST ALLIANCEBERNSTEIN           DYNAMIC             MIST AMERICAN FUNDS
                                      GLOBAL DYNAMIC ALLOCATION    MULTI-ASSET PLUS         BALANCED ALLOCATION
                                             SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------------  ----------------  --------------------------------
                                      SEPTEMBER       DECEMBER         SEPTEMBER         SEPTEMBER        DECEMBER
                                        2014            2013           2014 (a)            2014             2013
                                   --------------  --------------   --------------   ---------------  ---------------

Units beginning of year..........     286,256,086     267,334,005               --       276,830,535      292,605,761
Units issued and transferred
   from other funding options....      11,610,941      49,782,034       10,873,202        12,494,016       18,431,005
Units redeemed and transferred to
   other funding options.........    (18,988,349)    (30,859,953)        (320,971)      (21,737,239)     (34,206,231)
                                   --------------  --------------   --------------   ---------------  ---------------
Units end of year................     278,878,678     286,256,086       10,552,231       267,587,312      276,830,535
                                   ==============  ==============   ==============   ===============  ===============




                                          MIST AMERICAN FUNDS
                                           GROWTH ALLOCATION           MIST AMERICAN FUNDS GROWTH
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                       SEPTEMBER        DECEMBER         SEPTEMBER       DECEMBER
                                         2014             2013             2014            2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      147,794,512      149,020,463       59,593,818       54,812,434
Units issued and transferred
   from other funding options....       11,194,477       20,136,813       18,945,942       19,877,224
Units redeemed and transferred to
   other funding options.........     (13,656,403)     (21,362,764)      (9,551,213)     (15,095,840)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      145,332,586      147,794,512       68,988,547       59,593,818
                                   ===============  ===============  ===============  ===============




                                         MIST AMERICAN FUNDS
                                         MODERATE ALLOCATION
                                             SUB-ACCOUNT
                                   --------------------------------
                                      SEPTEMBER        DECEMBER
                                        2014             2013
                                   ---------------  ---------------

Units beginning of year..........      147,773,215      159,499,085
Units issued and transferred
   from other funding options....        4,277,442        6,661,377
Units redeemed and transferred to
   other funding options.........     (12,277,539)     (18,387,247)
                                   ---------------  ---------------
Units end of year................      139,773,118      147,773,215
                                   ===============  ===============

                                                                             MIST BLACKROCK
                                     MIST AQR GLOBAL RISK BALANCED     GLOBAL TACTICAL STRATEGIES
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                       SEPTEMBER        DECEMBER         SEPTEMBER       DECEMBER
                                         2014             2013             2014            2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      295,108,196      324,843,850      487,574,727      471,913,542
Units issued and transferred
   from other funding options....       10,805,243       59,582,950       16,535,121       76,646,145
Units redeemed and transferred to
   other funding options.........     (36,444,698)     (89,318,604)     (32,316,320)     (60,984,960)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      269,468,741      295,108,196      471,793,528      487,574,727
                                   ===============  ===============  ===============  ===============



                                      MIST BLACKROCK HIGH YIELD      MIST CLARION GLOBAL REAL ESTATE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  ---------------------------------
                                      SEPTEMBER        DECEMBER         SEPTEMBER       DECEMBER
                                        2014             2013             2014            2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       10,783,682      11,949,833       11,099,591       10,967,900
Units issued and transferred
   from other funding options....        2,391,246       4,448,298        9,073,649        3,149,547
Units redeemed and transferred to
   other funding options.........      (3,250,646)     (5,614,449)      (2,542,613)      (3,017,856)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        9,924,282      10,783,682       17,630,627       11,099,591
                                   ===============  ==============  ===============  ===============


                                                MIST                             MIST
                                    CLEARBRIDGE AGGRESSIVE GROWTH     GOLDMAN SACHS MID CAP VALUE
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                      SEPTEMBER        DECEMBER        SEPTEMBER        DECEMBER
                                        2014             2013            2014             2013
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........       36,299,683      33,802,849       7,939,384        8,486,283
Units issued and transferred
   from other funding options....       12,295,138      12,353,599       1,007,107        2,123,717
Units redeemed and transferred to
   other funding options.........      (9,184,813)     (9,856,765)     (1,539,951)      (2,670,616)
                                   ---------------  --------------  --------------  ---------------
Units end of year................       39,410,008      36,299,683       7,406,540        7,939,384
                                   ===============  ==============  ==============  ===============

                                         MIST HARRIS OAKMARK                MIST INVESCO
                                            INTERNATIONAL             BALANCED-RISK ALLOCATION           MIST INVESCO COMSTOCK
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  --------------------------------
                                      SEPTEMBER       DECEMBER         SEPTEMBER       DECEMBER         SEPTEMBER       DECEMBER
                                        2014            2013             2014            2013             2014            2013
                                   --------------  --------------  ---------------  --------------  ---------------  ---------------

Units beginning of year..........      25,769,452      25,722,293      800,860,953     631,214,101       26,889,264       26,662,653
Units issued and transferred
   from other funding options....       4,139,896       6,769,558       80,190,140     443,294,590       22,423,772        6,360,415
Units redeemed and transferred to
   other funding options.........     (3,621,772)     (6,722,399)    (117,720,712)   (273,647,738)      (5,280,103)      (6,133,804)
                                   --------------  --------------  ---------------  --------------  ---------------  ---------------
Units end of year................      26,287,576      25,769,452      763,330,381     800,860,953       44,032,933       26,889,264
                                   ==============  ==============  ===============  ==============  ===============  ===============



                                      MIST INVESCO MID CAP VALUE      MIST INVESCO SMALL CAP GROWTH
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                       SEPTEMBER       DECEMBER         SEPTEMBER        DECEMBER
                                         2014            2013             2014             2013
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        4,619,902        5,175,603      13,003,134       13,528,657
Units issued and transferred
   from other funding options....        3,143,211          726,776       1,538,513        3,270,520
Units redeemed and transferred to
   other funding options.........        (795,158)      (1,282,477)     (2,471,425)      (3,796,043)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        6,967,955        4,619,902      12,070,222       13,003,134
                                   ===============  ===============  ==============  ===============



                                       MIST JPMORGAN CORE BOND
                                             SUB-ACCOUNT
                                   -------------------------------
                                      SEPTEMBER        DECEMBER
                                        2014             2013
                                   --------------  ---------------

Units beginning of year..........      29,439,490       31,242,391
Units issued and transferred
   from other funding options....       4,552,906       69,538,044
Units redeemed and transferred to
   other funding options.........     (4,165,799)     (71,340,945)
                                   --------------  ---------------
Units end of year................      29,826,597       29,439,490
                                   ==============  ===============

(a) For the period April 28, 2014 to September 30, 2014.
(b) For the period April 29, 2013 to December 31, 2013.

              METLIFE INVESTORS USA SEPARATE ACCOUNT A
             OF METLIFE INVESTORS USA INSURANCE COMPANY
      NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2013:


                                        MIST JPMORGAN GLOBAL
                                          ACTIVE ALLOCATION           MIST JPMORGAN SMALL CAP VALUE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                       SEPTEMBER       DECEMBER         SEPTEMBER        DECEMBER
                                         2014            2013             2014             2013
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........      649,853,969      269,034,003       1,455,583        1,643,159
Units issued and transferred
   from other funding options....      146,454,232      441,036,411         155,487          124,281
Units redeemed and transferred to
   other funding options.........     (51,474,282)     (60,216,445)       (174,619)        (311,857)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................      744,833,919      649,853,969       1,436,451        1,455,583
                                   ===============  ===============  ==============  ===============


                                         MIST LOOMIS SAYLES                 MIST LORD ABBETT               MIST MET/EATON VANCE
                                           GLOBAL MARKETS                    BOND DEBENTURE                    FLOATING RATE
                                             SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------  ------------------------------
                                      SEPTEMBER        DECEMBER         SEPTEMBER       DECEMBER         SEPTEMBER       DECEMBER
                                        2014             2013             2014            2013             2014            2013
                                   ---------------  --------------  ---------------  ---------------  --------------  --------------

Units beginning of year..........       10,842,823      12,318,466        9,341,018       10,178,078       7,519,969       5,007,151
Units issued and transferred
   from other funding options....          916,304       1,930,340        1,272,144        2,088,131       1,581,106       4,910,363
Units redeemed and transferred to
   other funding options.........      (1,631,325)     (3,405,983)      (2,194,479)      (2,925,191)     (2,109,816)     (2,397,545)
                                   ---------------  --------------  ---------------  ---------------  --------------  --------------
Units end of year................       10,127,802      10,842,823        8,418,683        9,341,018       6,991,259       7,519,969
                                   ===============  ==============  ===============  ===============  ==============  ==============


                                          MIST MET/FRANKLIN
                                      LOW DURATION TOTAL RETURN
                                             SUB-ACCOUNT
                                   --------------------------------
                                       SEPTEMBER       DECEMBER
                                         2014            2013
                                   ---------------  ---------------

Units beginning of year..........       14,050,793        4,349,231
Units issued and transferred
   from other funding options....        7,917,618       13,737,199
Units redeemed and transferred to
   other funding options.........      (4,042,971)      (4,035,637)
                                   ---------------  ---------------
Units end of year................       17,925,440       14,050,793
                                   ===============  ===============

                                          MIST MET/TEMPLETON                  MIST METLIFE
                                          INTERNATIONAL BOND              ASSET ALLOCATION 100
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                       SEPTEMBER       DECEMBER         SEPTEMBER        DECEMBER
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        3,905,329        4,238,395       42,451,280      44,655,767
Units issued and transferred
   from other funding options....          318,911          985,885        2,065,518       4,811,432
Units redeemed and transferred to
   other funding options.........        (577,257)      (1,318,951)      (4,220,174)     (7,015,919)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        3,646,983        3,905,329       40,296,624      42,451,280
                                   ===============  ===============  ===============  ==============


                                            MIST METLIFE                     MIST METLIFE
                                            BALANCED PLUS              MULTI-INDEX TARGETED RISK
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                      SEPTEMBER        DECEMBER        SEPTEMBER        DECEMBER
                                        2014             2013            2014             2013
                                   --------------  ---------------  ---------------  --------------

Units beginning of year..........     547,096,627      438,994,467      153,950,143      11,094,386
Units issued and transferred
   from other funding options....      49,925,807      154,477,158      120,819,932     150,360,164
Units redeemed and transferred to
   other funding options.........    (33,029,014)     (46,374,998)     (15,880,834)     (7,504,407)
                                   --------------  ---------------  ---------------  --------------
Units end of year................     563,993,420      547,096,627      258,889,241     153,950,143
                                   ==============  ===============  ===============  ==============


                                               MIST MFS                         MIST MFS
                                        EMERGING MARKETS EQUITY          RESEARCH INTERNATIONAL
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                       SEPTEMBER        DECEMBER        SEPTEMBER        DECEMBER
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       41,623,177       38,352,212       19,616,483       21,667,563
Units issued and transferred
   from other funding options....        7,499,474       12,177,917        1,303,864        2,142,621
Units redeemed and transferred to
   other funding options.........      (7,378,591)      (8,906,952)      (2,125,589)      (4,193,701)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       41,744,060       41,623,177       18,794,758       19,616,483
                                   ===============  ===============  ===============  ===============

                                                                                                       MIST PANAGORA
                                         MIST MORGAN STANLEY               MIST OPPENHEIMER               GLOBAL
                                           MID CAP GROWTH                    GLOBAL EQUITY           DIVERSIFIED RISK
                                             SUB-ACCOUNT                      SUB-ACCOUNT               SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ----------------
                                       SEPTEMBER       DECEMBER         SEPTEMBER       DECEMBER         SEPTEMBER
                                         2014            2013             2014            2013           2014 (a)
                                   ---------------  --------------  ---------------  --------------  ----------------

Units beginning of year..........       13,099,903      12,225,316        3,127,720         500,711                --
Units issued and transferred
   from other funding options....        1,678,236       3,100,228          104,070       3,443,548         7,939,751
Units redeemed and transferred to
   other funding options.........      (1,685,121)     (2,225,641)        (306,049)       (816,539)       (1,182,495)
                                   ---------------  --------------  ---------------  --------------  ----------------
Units end of year................       13,093,018      13,099,903        2,925,741       3,127,720         6,757,256
                                   ===============  ==============  ===============  ==============  ================



                                        MIST PIMCO INFLATION                  MIST PIMCO
                                           PROTECTED BOND                    TOTAL RETURN                 MIST PIONEER FUND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT
                                   -------------------------------  ------------------------------  ------------------------------
                                      SEPTEMBER       DECEMBER         SEPTEMBER       DECEMBER        SEPTEMBER       DECEMBER
                                        2014            2013             2014            2013            2014            2013
                                   --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year..........      57,648,505       64,013,091     118,419,838     128,302,689      12,432,551      11,331,680
Units issued and transferred
   from other funding options....       4,678,007       14,947,068      11,386,372      24,830,457       1,545,018       3,073,514
Units redeemed and transferred to
   other funding options.........     (9,756,466)     (21,311,654)    (20,621,930)    (34,713,308)     (1,442,400)     (1,972,643)
                                   --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year................      52,570,046       57,648,505     109,184,280     118,419,838      12,535,169      12,432,551
                                   ==============  ===============  ==============  ==============  ==============  ==============

(a) For the period April 28, 2014 to September 30, 2014.
(b) For the period April 29, 2013 to December 31, 2013.

              METLIFE INVESTORS USA SEPARATE ACCOUNT A
             OF METLIFE INVESTORS USA INSURANCE COMPANY
      NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2013:


                                              MIST PIONEER                    MIST PYRAMIS
                                            STRATEGIC INCOME                GOVERNMENT INCOME          MIST PYRAMIS MANAGED RISK
                                               SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                        SEPTEMBER       DECEMBER        SEPTEMBER       DECEMBER        SEPTEMBER       DECEMBER
                                          2014            2013            2014            2013            2014          2013 (b)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............      41,450,021      29,638,373      69,488,361      88,599,553       7,294,047              --
Units issued and transferred
   from other funding options......      16,288,043      17,942,693       6,573,439      20,394,869       6,130,804       7,910,133
Units redeemed and transferred to
   other funding options...........     (5,597,743)     (6,131,045)    (12,654,821)    (39,506,061)     (1,217,981)       (616,086)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................      52,140,321      41,450,021      63,406,979      69,488,361      12,206,870       7,294,047
                                     ==============  ==============  ==============  ==============  ==============  ==============


                                             MIST SCHRODERS                     MIST SSGA
                                           GLOBAL MULTI-ASSET             GROWTH AND INCOME ETF            MIST SSGA GROWTH ETF
                                               SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                        SEPTEMBER       DECEMBER         SEPTEMBER       DECEMBER        SEPTEMBER       DECEMBER
                                          2014            2013             2014            2013            2014            2013
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............     375,261,358      179,641,654     110,435,377     118,446,237      35,919,224      36,733,044
Units issued and transferred
   from other funding options......      62,339,428      254,720,312       3,437,037       8,842,539       2,716,412       5,769,705
Units redeemed and transferred to
   other funding options...........    (39,902,928)     (59,100,608)    (10,418,201)    (16,853,399)     (4,484,249)     (6,583,525)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................     397,697,858      375,261,358     103,454,213     110,435,377      34,151,387      35,919,224
                                     ==============  ===============  ==============  ==============  ==============  ==============

                                          MIST T. ROWE PRICE               MIST T. ROWE PRICE
                                            LARGE CAP VALUE                  MID CAP GROWTH
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                       SEPTEMBER        DECEMBER         SEPTEMBER       DECEMBER
                                         2014             2013             2014            2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       11,320,980       12,231,249       37,965,912       41,941,697
Units issued and transferred
   from other funding options....        4,047,778        1,603,300        2,834,970        6,286,743
Units redeemed and transferred to
   other funding options.........      (1,699,493)      (2,513,569)      (6,618,463)     (10,262,528)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       13,669,265       11,320,980       34,182,419       37,965,912
                                   ===============  ===============  ===============  ===============


                                          MIST THIRD AVENUE                     MIST WMC
                                           SMALL CAP VALUE                 LARGE CAP RESEARCH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                      SEPTEMBER        DECEMBER         SEPTEMBER       DECEMBER
                                        2014             2013             2014            2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       13,992,716      15,859,523        1,260,254        1,423,242
Units issued and transferred
   from other funding options....        1,158,872       1,894,187          112,049          248,426
Units redeemed and transferred to
   other funding options.........      (2,528,942)     (3,760,994)        (201,971)        (411,414)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................       12,622,646      13,992,716        1,170,332        1,260,254
                                   ===============  ==============  ===============  ===============


                                         MSF BAILLIE GIFFORD                 MSF BARCLAYS
                                         INTERNATIONAL STOCK             AGGREGATE BOND INDEX
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                      SEPTEMBER        DECEMBER        SEPTEMBER        DECEMBER
                                        2014             2013            2014             2013
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........       29,549,817         219,106      13,536,937       10,756,748
Units issued and transferred
   from other funding options....        1,546,598      35,014,663       4,053,662        6,105,533
Units redeemed and transferred to
   other funding options.........      (3,545,112)     (5,683,952)     (2,296,778)      (3,325,344)
                                   ---------------  --------------  --------------  ---------------
Units end of year................       27,551,303      29,549,817      15,293,821       13,536,937
                                   ===============  ==============  ==============  ===============

                                              MSF BLACKROCK                    MSF BLACKROCK
                                               BOND INCOME                 CAPITAL APPRECIATION
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                        SEPTEMBER        DECEMBER        SEPTEMBER       DECEMBER
                                          2014             2013            2014            2013
                                     --------------  ---------------  --------------  --------------

Units beginning of year............       1,054,348        1,045,629         721,215         745,728
Units issued and transferred
   from other funding options......         185,241          259,586          59,626         149,273
Units redeemed and transferred to
   other funding options...........       (150,075)        (250,867)       (148,547)       (173,786)
                                     --------------  ---------------  --------------  --------------
Units end of year..................       1,089,514        1,054,348         632,294         721,215
                                     ==============  ===============  ==============  ==============


                                              MSF BLACKROCK                    MSF BLACKROCK
                                             LARGE CAP VALUE                   MONEY MARKET
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                         SEPTEMBER       DECEMBER        SEPTEMBER       DECEMBER
                                           2014            2013            2014            2013
                                     ---------------  --------------  --------------  --------------

Units beginning of year............          225,190         230,438      44,329,198      53,484,009
Units issued and transferred
   from other funding options......           43,599          39,765      24,000,522      42,460,926
Units redeemed and transferred to
   other funding options...........         (28,913)        (45,013)    (25,872,137)    (51,615,737)
                                     ---------------  --------------  --------------  --------------
Units end of year..................          239,876         225,190      42,457,583      44,329,198
                                     ===============  ==============  ==============  ==============



                                       MSF FRONTIER MID CAP GROWTH          MSF JENNISON GROWTH
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                         SEPTEMBER       DECEMBER        SEPTEMBER        DECEMBER
                                           2014          2013 (b)          2014             2013
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............        4,767,721              --      32,574,197       35,125,323
Units issued and transferred
   from other funding options......          364,723       5,813,772       1,865,369        6,890,303
Units redeemed and transferred to
   other funding options...........        (754,564)     (1,046,051)     (5,564,548)      (9,441,429)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................        4,377,880       4,767,721      28,875,018       32,574,197
                                     ===============  ==============  ==============  ===============

(a) For the period April 28, 2014 to September 30, 2014.
(b) For the period April 29, 2013 to December 31, 2013.

              METLIFE INVESTORS USA SEPARATE ACCOUNT A
             OF METLIFE INVESTORS USA INSURANCE COMPANY
      NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2013:


                                          MSF LOOMIS SAYLES                 MSF LOOMIS SAYLES
                                           SMALL CAP CORE                   SMALL CAP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                      SEPTEMBER        DECEMBER         SEPTEMBER        DECEMBER
                                        2014             2013             2014             2013
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........         283,327          330,015           12,506            3,306
Units issued and transferred
   from other funding options....          22,386           60,857            4,994           13,578
Units redeemed and transferred to
   other funding options.........        (38,891)        (107,545)            (983)          (4,378)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................         266,822          283,327           16,517           12,506
                                   ==============  ===============  ===============  ===============


                                           MSF MET/ARTISAN                 MSF MET/DIMENSIONAL
                                            MID CAP VALUE              INTERNATIONAL SMALL COMPANY
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                       SEPTEMBER       DECEMBER         SEPTEMBER        DECEMBER
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       13,125,790       13,419,571        3,208,551       3,203,412
Units issued and transferred
   from other funding options....          737,691        2,613,526          606,436         832,391
Units redeemed and transferred to
   other funding options.........      (2,224,400)      (2,907,307)        (925,989)       (827,252)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       11,639,081       13,125,790        2,888,998       3,208,551
                                   ===============  ===============  ===============  ==============



                                   MSF METLIFE ASSET ALLOCATION 20    MSF METLIFE ASSET ALLOCATION 40
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  ---------------------------------
                                      SEPTEMBER        DECEMBER          SEPTEMBER        DECEMBER
                                        2014             2013              2014             2013
                                   --------------  ---------------   ---------------  ---------------

Units beginning of year..........         557,035          735,694           550,896          588,986
Units issued and transferred
   from other funding options....       2,846,289           51,604       383,301,048           17,083
Units redeemed and transferred to
   other funding options.........       (664,938)        (230,263)      (26,567,364)         (55,173)
                                   --------------  ---------------   ---------------  ---------------
Units end of year................       2,738,386          557,035       357,284,580          550,896
                                   ==============  ===============   ===============  ===============


                                    MSF METLIFE ASSET ALLOCATION 60   MSF METLIFE ASSET ALLOCATION 80
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  --------------------------------
                                       SEPTEMBER       DECEMBER          SEPTEMBER        DECEMBER
                                         2014            2013              2014             2013
                                   ---------------  ---------------   ---------------  --------------

Units beginning of year..........        3,073,122        3,326,548         3,927,901       4,335,356
Units issued and transferred
   from other funding options....      527,495,554           91,734       448,719,851          54,564
Units redeemed and transferred to
   other funding options.........     (29,621,600)        (345,160)      (22,963,818)       (462,019)
                                   ---------------  ---------------   ---------------  --------------
Units end of year................      500,947,076        3,073,122       429,683,934       3,927,901
                                   ===============  ===============   ===============  ==============


                                              MSF METLIFE
                                          MID CAP STOCK INDEX            MSF METLIFE STOCK INDEX
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  ------------------------------
                                       SEPTEMBER       DECEMBER         SEPTEMBER       DECEMBER
                                         2014            2013             2014            2013
                                   ---------------  ---------------  --------------  --------------

Units beginning of year..........        5,501,359        4,914,049      28,624,388      29,109,224
Units issued and transferred
   from other funding options....          878,682        2,339,087       3,394,839       6,636,730
Units redeemed and transferred to
   other funding options.........      (1,223,529)      (1,751,777)     (4,845,808)     (7,121,566)
                                   ---------------  ---------------  --------------  --------------
Units end of year................        5,156,512        5,501,359      27,173,419      28,624,388
                                   ===============  ===============  ==============  ==============



                                        MSF MFS TOTAL RETURN                  MSF MFS VALUE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  ------------------------------
                                       SEPTEMBER       DECEMBER         SEPTEMBER       DECEMBER
                                         2014            2013             2014            2013
                                   ---------------  ---------------  --------------  --------------

Units beginning of year..........          814,124          730,405      12,139,878       3,025,966
Units issued and transferred
   from other funding options....           57,882          213,323       1,055,702      11,667,337
Units redeemed and transferred to
   other funding options.........         (93,798)        (129,604)     (1,759,197)     (2,553,425)
                                   ---------------  ---------------  --------------  --------------
Units end of year................          778,208          814,124      11,436,383      12,139,878
                                   ===============  ===============  ==============  ==============


                                         MSF MSCI EAFE INDEX         MSF NEUBERGER BERMAN GENESIS        MSF RUSSELL 2000 INDEX
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                      SEPTEMBER       DECEMBER         SEPTEMBER        DECEMBER        SEPTEMBER       DECEMBER
                                        2014            2013             2014             2013            2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       8,809,646        7,172,234       8,020,175          626,194       5,835,501        5,078,788
Units issued and transferred
   from other funding options....       1,298,683        3,468,301         545,171        8,992,058         885,740        2,243,147
Units redeemed and transferred to
   other funding options.........     (1,745,177)      (1,830,889)     (1,201,156)      (1,598,077)     (1,054,163)      (1,486,434)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       8,363,152        8,809,646       7,364,190        8,020,175       5,667,078        5,835,501
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                          MSF T. ROWE PRICE                MSF T. ROWE PRICE                   MSF VAN ECK
                                          LARGE CAP GROWTH                 SMALL CAP GROWTH             GLOBAL NATURAL RESOURCES
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                      SEPTEMBER       DECEMBER         SEPTEMBER       DECEMBER         SEPTEMBER        DECEMBER
                                        2014            2013             2014            2013             2014             2013
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........      14,688,080           39,346         356,919          380,162       6,278,667        7,200,491
Units issued and transferred
   from other funding options....       4,512,118       18,383,640          39,813           74,979         500,003        1,538,360
Units redeemed and transferred to
   other funding options.........     (4,568,291)      (3,734,906)        (55,146)         (98,222)     (1,168,390)      (2,460,184)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................      14,631,907       14,688,080         341,586          356,919       5,610,280        6,278,667
                                   ==============  ===============  ==============  ===============  ==============  ===============

(a) For the period April 28, 2014 to September 30, 2014.
(b) For the period April 29, 2013 to December 31, 2013.

              METLIFE INVESTORS USA SEPARATE ACCOUNT A
             OF METLIFE INVESTORS USA INSURANCE COMPANY
      NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2013:


                                          MSF WESTERN ASSET                     MSF WMC
                                     MANAGEMENT U.S. GOVERNMENT        CORE EQUITY OPPORTUNITIES        NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                      SEPTEMBER       DECEMBER         SEPTEMBER        DECEMBER        SEPTEMBER        DECEMBER
                                        2014            2013             2014             2013            2014             2013
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........      16,417,493       17,244,875      36,209,587       41,401,029             474              474
Units issued and transferred
   from other funding options....       1,900,763        4,180,259       1,801,377        3,841,529              --               --
Units redeemed and transferred to
   other funding options.........     (2,465,306)      (5,007,641)     (5,211,298)      (9,032,971)              --               --
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................      15,852,950       16,417,493      32,799,666       36,209,587             474              474
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                                                            OPPENHEIMER VA
                                      OPPENHEIMER VA CORE BOND          GLOBAL STRATEGIC INCOME        OPPENHEIMER VA MAIN STREET
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                      SEPTEMBER       DECEMBER         SEPTEMBER        DECEMBER        SEPTEMBER        DECEMBER
                                        2014            2013             2014             2013            2014             2013
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........           1,493            1,541             443              443          14,316           14,959
Units issued and transferred
   from other funding options....              --               --              --               --              --               --
Units redeemed and transferred to
   other funding options.........              --             (48)              --               --           (715)            (645)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................           1,493            1,493             443              443          13,551           14,316
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                           OPPENHEIMER VA
                                        MAIN STREET SMALL CAP             OPPENHEIMER VA MONEY
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                      SEPTEMBER        DECEMBER         SEPTEMBER        DECEMBER
                                        2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        4,655,290        5,041,901              723           20,150
Units issued and transferred
   from other funding options....          318,840          643,815               --               --
Units redeemed and transferred to
   other funding options.........        (526,656)      (1,030,426)             (27)         (19,427)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        4,447,474        4,655,290              696              723
                                   ===============  ===============  ===============  ===============



                                      PIONEER VCT MID CAP VALUE      PIONEER VCT REAL ESTATE SHARES
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                      SEPTEMBER        DECEMBER         SEPTEMBER        DECEMBER
                                        2014             2013             2014             2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        1,719,853       1,769,793           11,399           10,700
Units issued and transferred
   from other funding options....          100,522         220,661              223            1,372
Units redeemed and transferred to
   other funding options.........        (214,608)       (270,601)          (1,618)            (673)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        1,605,767       1,719,853           10,004           11,399
                                   ===============  ==============  ===============  ===============



                                      T. ROWE PRICE GROWTH STOCK     T. ROWE PRICE INTERNATIONAL STOCK
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  ----------------------------------
                                       SEPTEMBER        DECEMBER         SEPTEMBER        DECEMBER
                                         2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........           62,571           66,302           41,360           45,736
Units issued and transferred
   from other funding options....            5,427            6,234            1,735            1,435
Units redeemed and transferred to
   other funding options.........         (14,964)          (9,965)          (2,921)          (5,811)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           53,034           62,571           40,174           41,360
                                   ===============  ===============  ===============  ===============

                                          T. ROWE PRICE PRIME RESERVE
                                                  SUB-ACCOUNT
                                        --------------------------------
                                           SEPTEMBER         DECEMBER
                                             2014              2013
                                        ---------------  ---------------

Units beginning of year...............           31,743           40,746
Units issued and transferred
   from other funding options.........           25,796           30,026
Units redeemed and transferred to
   other funding options..............         (20,641)         (39,029)
                                        ---------------  ---------------
Units end of year.....................           36,898           31,743
                                        ===============  ===============

(a) For the period April 28, 2014 to September 30, 2014.
(b) For the period April 29, 2013 to December 31, 2013.

              METLIFE INVESTORS USA SEPARATE ACCOUNT A
             OF METLIFE INVESTORS USA INSURANCE COMPANY
      NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the nine months ended September 30, 2014 (Unaudited) and each of the four years ended December 31, 2013, 2012, 2011 and 2010:

                                                              AS OF
                                          ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                              UNITS        HIGHEST ($)     ASSETS ($)
                                          ------------  ---------------  --------------
  Alger Small Cap     September 30, 2014     4,075,165    13.30 - 13.58      54,671,440
     Growth            December 31, 2013     4,387,118    14.41 - 14.70      63,772,199
     Sub-Account       December 31, 2012     4,795,545    10.89 - 11.09      52,626,085
                       December 31, 2011     5,212,661      9.82 - 9.98      51,540,007
                       December 31, 2010     5,634,931    10.28 - 10.44      58,325,342

  American Funds      September 30, 2014     8,466,787    16.32 - 19.26     152,137,273
     Bond              December 31, 2013     8,361,945    15.94 - 18.68     146,158,351
     Sub-Account       December 31, 2012     7,687,811    16.60 - 19.27     139,213,016
                       December 31, 2011     6,703,194    16.06 - 18.46     116,697,267
                       December 31, 2010     5,183,483    15.43 - 17.57      86,203,052

  American Funds      September 30, 2014     8,167,837    32.48 - 41.46     307,809,434
     Global            December 31, 2013     8,333,553    32.79 - 41.42     314,826,203
     Growth            December 31, 2012     8,485,913    25.98 - 32.35     251,295,328
     Sub-Account       December 31, 2011     8,205,329    21.69 - 26.44     200,460,185
                       December 31, 2010     7,470,107    24.36 - 29.30     202,441,649

  American Funds      September 30, 2014     3,278,433    33.53 - 39.58     120,115,266
     Global Small      December 31, 2013     3,375,743    33.79 - 39.59     124,184,003
     Capitalization    December 31, 2012     3,385,796    26.85 - 31.14      98,386,346
     Sub-Account       December 31, 2011     3,080,674    23.15 - 26.58      76,801,888
                       December 31, 2010     2,578,008    29.19 - 33.17      80,582,925

  American Funds      September 30, 2014     3,626,653  174.34 - 268.63     820,412,904
     Growth            December 31, 2013     3,937,244  168.83 - 257.41     856,560,204
     Sub-Account       December 31, 2012     4,113,319  132.79 - 199.62     696,665,988
                       December 31, 2011     3,976,212  115.27 - 170.85     577,437,630
                       December 31, 2010     3,717,676  123.22 - 180.08     568,813,924

  American Funds      September 30, 2014     2,424,674  124.92 - 192.48     389,228,685
     Growth-Income     December 31, 2013     2,581,885  117.99 - 179.88     388,319,990
     Sub-Account       December 31, 2012     2,745,842   90.43 - 135.94     312,823,451
                       December 31, 2011     2,773,925   78.78 - 116.75     272,388,909
                       December 31, 2010     2,639,070   82.11 - 119.99     266,511,951

  DWS I               September 30, 2014     1,780,325      9.18 - 9.26      16,477,967
     International     December 31, 2013     1,888,612      9.76 - 9.85      18,592,794
     Sub-Account       December 31, 2012     2,040,232      8.24 - 8.30      16,933,216
                       December 31, 2011     2,245,605      6.92 - 6.97      15,659,285
                       December 31, 2010     2,471,385      8.43 - 8.48      20,962,763



                                                         FOR THE PERIOD ENDED
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------
  Alger Small Cap     September 30, 2014         --        1.25 - 1.40       (7.74) - (7.64)
     Growth            December 31, 2013         --        1.25 - 1.40         32.40 - 32.59
     Sub-Account       December 31, 2012         --        1.25 - 1.40         10.93 - 11.09
                       December 31, 2011         --        1.25 - 1.40       (4.52) - (4.38)
                       December 31, 2010         --        1.25 - 1.40         23.54 - 23.73

  American Funds      September 30, 2014       0.33        0.95 - 1.90           2.40 - 3.13
     Bond              December 31, 2013       1.84        0.95 - 1.90       (4.00) - (3.08)
     Sub-Account       December 31, 2012       2.64        0.95 - 1.90           3.38 - 4.37
                       December 31, 2011       3.37        0.95 - 1.90           4.11 - 5.11
                       December 31, 2010       3.44        0.95 - 1.90           4.44 - 5.44

  American Funds      September 30, 2014       0.36        0.90 - 2.30         (0.94) - 0.10
     Global            December 31, 2013       1.26        0.90 - 2.30         26.24 - 28.02
     Growth            December 31, 2012       0.94        0.90 - 2.30          7.06 - 21.40
     Sub-Account       December 31, 2011       1.37        0.95 - 2.30      (10.95) - (9.75)
                       December 31, 2010       1.56        0.95 - 2.30          9.21 - 10.69

  American Funds      September 30, 2014         --        0.89 - 1.90       (0.78) - (0.03)
     Global Small      December 31, 2013       0.87        0.89 - 1.90         25.87 - 27.14
     Capitalization    December 31, 2012       1.35        0.89 - 1.90          2.91 - 17.13
     Sub-Account       December 31, 2011       1.34        0.89 - 1.90     (20.66) - (19.86)
                       December 31, 2010       1.75        0.89 - 1.90         20.11 - 21.33

  American Funds      September 30, 2014       0.03        0.89 - 2.30           3.26 - 4.36
     Growth            December 31, 2013       0.93        0.89 - 2.30         27.15 - 28.95
     Sub-Account       December 31, 2012       0.81        0.89 - 2.30          1.85 - 16.84
                       December 31, 2011       0.63        0.89 - 2.30       (6.45) - (5.12)
                       December 31, 2010       0.77        0.89 - 2.30         15.98 - 17.63

  American Funds      September 30, 2014       0.25        0.89 - 2.30           5.88 - 7.00
     Growth-Income     December 31, 2013       1.35        0.89 - 2.30         30.47 - 32.32
     Sub-Account       December 31, 2012       1.64        0.89 - 2.30         14.80 - 16.44
                       December 31, 2011       1.60        0.89 - 2.30       (4.06) - (2.70)
                       December 31, 2010       1.55        0.89 - 2.30          8.90 - 10.44

  DWS I               September 30, 2014       1.70        1.35 - 1.40       (6.02) - (5.98)
     International     December 31, 2013       5.30        1.35 - 1.40         18.56 - 18.62
     Sub-Account       December 31, 2012       2.19        1.35 - 1.40         18.96 - 19.02
                       December 31, 2011       1.83        1.35 - 1.40     (17.83) - (17.79)
                       December 31, 2010       2.18        1.35 - 1.40           0.21 - 0.26



              METLIFE INVESTORS USA SEPARATE ACCOUNT A
             OF METLIFE INVESTORS USA INSURANCE COMPANY
      NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF
                                          --------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                              UNITS        HIGHEST ($)     ASSETS ($)
                                          ------------  ---------------  -------------
  Federated High      September 30, 2014         2,545            10.45         26,591
     Income Bond       December 31, 2013         2,545            10.28         26,166
     Sub-Account       December 31, 2012         2,556             9.74         24,908
                       December 31, 2011         3,549             8.62         30,572
                       December 31, 2010         3,566             8.31         29,620

  Federated Kaufman   September 30, 2014         5,721             7.95         45,502
     Sub-Account       December 31, 2013         5,836             7.70         44,907
     (Commenced        December 31, 2012         6,002             5.57         33,424
     3/15/2010)        December 31, 2011        12,138             4.82         58,454
                       December 31, 2010        14,184             5.63         79,874

  Fidelity VIP Asset  September 30, 2014     5,540,988    15.46 - 16.37     86,359,259
     Manager           December 31, 2013     5,885,530    14.88 - 15.70     88,274,483
     Sub-Account       December 31, 2012     6,517,939    13.04 - 13.69     85,640,352
                       December 31, 2011     7,353,740    11.75 - 12.28     87,071,337
                       December 31, 2010     8,263,984    12.22 - 12.71    101,784,889

  Fidelity VIP        September 30, 2014    19,732,265     6.04 - 68.83    621,767,381
     Contrafund        December 31, 2013    17,717,451     5.67 - 64.36    611,972,926
     Sub-Account       December 31, 2012    15,604,750    12.42 - 49.54    471,113,726
                       December 31, 2011    15,588,853    10.76 - 43.00    388,526,965
                       December 31, 2010    15,707,574    11.14 - 44.59    379,741,596

  Fidelity VIP        September 30, 2014       314,178            18.41      5,783,559
     Equity-Income     December 31, 2013       341,560            17.43      5,954,600
     Sub-Account       December 31, 2012       400,352            13.80      5,523,241
                       December 31, 2011       460,289            11.93      5,489,918
                       December 31, 2010       530,175            11.98      6,350,751

  Fidelity VIP        September 30, 2014   236,833,512    12.91 - 13.07  3,075,012,523
     FundsManager      December 31, 2013   158,954,030    12.73 - 12.88  2,033,793,788
     50%               December 31, 2012    39,080,828    11.31 - 11.42    443,823,085
     Sub-Account
     (Commenced
     7/23/2012)

  Fidelity VIP        September 30, 2014   323,176,565    12.23 - 12.36  3,973,826,548
     FundsManager      December 31, 2013   333,151,686    12.05 - 12.16  4,031,523,824
     60%               December 31, 2012   345,636,001    10.37 - 10.45  3,596,633,088
     Sub-Account       December 31, 2011   272,464,191      9.48 - 9.54  2,591,601,265
                       December 31, 2010   118,824,451      9.88 - 9.93  1,176,598,687

  Fidelity VIP        September 30, 2014     7,696,979    21.84 - 22.98    169,460,649
     Growth            December 31, 2013     8,194,380    20.10 - 21.07    165,968,439
     Sub-Account       December 31, 2012     9,085,626    14.95 - 15.59    136,799,312
                       December 31, 2011     9,918,387    13.22 - 13.72    131,974,709
                       December 31, 2010    10,951,340    13.38 - 13.81    147,385,504

  Fidelity VIP        September 30, 2014     2,857,177    24.15 - 25.52     69,017,848
     Index 500         December 31, 2013     3,091,556    22.53 - 23.73     69,677,247
     Sub-Account       December 31, 2012     3,530,426    17.27 - 18.10     60,984,620
                       December 31, 2011     3,976,112    15.10 - 15.76     60,061,917
                       December 31, 2010     4,565,389    14.90 - 15.58     68,501,202

                                                         FOR THE PERIOD ENDED
                                          -------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                             INCOME          LOWEST TO         LOWEST TO
                                            RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          -------------  ----------------  ----------------
  Federated High      September 30, 2014       5.86               1.40                 1.62
     Income Bond       December 31, 2013       6.76               1.40                 5.50
     Sub-Account       December 31, 2012       8.87               1.40                13.09
                       December 31, 2011       8.62               1.40                 3.71
                       December 31, 2010       7.89               1.40                13.13

  Federated Kaufman   September 30, 2014         --               1.40                 3.35
     Sub-Account       December 31, 2013         --               1.40                38.18
     (Commenced        December 31, 2012         --               1.40                15.65
     3/15/2010)        December 31, 2011       1.12               1.40              (14.47)
                       December 31, 2010         --               1.40                13.09

  Fidelity VIP Asset  September 30, 2014         --        0.89 - 1.40          3.88 - 4.27
     Manager           December 31, 2013       1.55        0.89 - 1.40        14.10 - 14.68
     Sub-Account       December 31, 2012       1.49        0.89 - 1.40        10.91 - 11.48
                       December 31, 2011       1.88        0.89 - 1.40      (3.91) - (3.42)
                       December 31, 2010       1.66        0.89 - 1.40        12.67 - 13.26

  Fidelity VIP        September 30, 2014         --        0.89 - 2.25          5.91 - 7.09
     Contrafund        December 31, 2013       1.04        0.89 - 2.25        10.23 - 30.12
     Sub-Account       December 31, 2012       1.36        0.89 - 2.25        13.71 - 15.38
                       December 31, 2011       1.01        0.89 - 2.25      (4.80) - (3.38)
                       December 31, 2010       1.25        0.89 - 2.25        14.51 - 16.18

  Fidelity VIP        September 30, 2014         --               1.40                 5.59
     Equity-Income     December 31, 2013       2.41               1.40                26.37
     Sub-Account       December 31, 2012       2.96               1.40                15.67
                       December 31, 2011       2.37               1.40               (0.43)
                       December 31, 2010       1.75               1.40                13.56

  Fidelity VIP        September 30, 2014         --        1.90 - 2.05          1.42 - 1.54
     FundsManager      December 31, 2013       1.55        1.90 - 2.05        12.57 - 12.74
     50%               December 31, 2012       2.69        1.90 - 2.05          1.76 - 4.11
     Sub-Account
     (Commenced
     7/23/2012)

  Fidelity VIP        September 30, 2014         --        1.90 - 2.05          1.56 - 1.67
     FundsManager      December 31, 2013       1.16        1.90 - 2.05        16.21 - 16.38
     60%               December 31, 2012       1.53        1.90 - 2.05          9.33 - 9.49
     Sub-Account       December 31, 2011       2.00        1.90 - 2.05      (4.01) - (3.87)
                       December 31, 2010       2.72        1.90 - 2.05        11.32 - 11.49

  Fidelity VIP        September 30, 2014         --        0.89 - 1.40          8.66 - 9.07
     Growth            December 31, 2013       0.29        0.89 - 1.40        34.44 - 35.13
     Sub-Account       December 31, 2012       0.59        0.89 - 1.40        13.09 - 13.67
                       December 31, 2011       0.36        0.89 - 1.40      (1.19) - (0.68)
                       December 31, 2010       0.28        0.89 - 1.40        22.44 - 23.08

  Fidelity VIP        September 30, 2014         --        0.89 - 1.35          7.18 - 7.55
     Index 500         December 31, 2013       1.84        0.89 - 1.35        30.47 - 31.07
     Sub-Account       December 31, 2012       2.03        0.89 - 1.35        14.35 - 14.88
                       December 31, 2011       1.87        0.89 - 1.35          0.67 - 1.14
                       December 31, 2010       1.87        0.89 - 1.40        13.42 - 14.00

              METLIFE INVESTORS USA SEPARATE ACCOUNT A
             OF METLIFE INVESTORS USA INSURANCE COMPANY
      NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                               AS OF
                                           ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO           NET
                                               UNITS       HIGHEST ($)      ASSETS ($)
                                           ------------  ---------------  --------------
  Fidelity VIP         September 30, 2014     7,483,329    53.02 - 61.58     431,500,258
     Mid Cap            December 31, 2013     7,792,671    52.90 - 61.01     446,581,942
     Sub-Account        December 31, 2012     7,598,912    39.68 - 45.33     324,832,892
                        December 31, 2011     6,289,465    35.30 - 39.95     237,701,501
                        December 31, 2010     4,364,581    40.36 - 45.24     187,246,537

  Fidelity VIP         September 30, 2014    11,063,809     6.97 - 10.58     104,765,942
     Money Market       December 31, 2013     8,307,410     7.04 - 10.73      76,155,346
     Sub-Account        December 31, 2012     8,041,430     7.14 - 10.94      73,659,399
                        December 31, 2011     8,001,050     7.23 - 11.14      73,068,632
                        December 31, 2010     7,492,405     7.33 - 11.34      67,343,833

  Fidelity VIP         September 30, 2014       425,365    11.60 - 13.25       5,263,341
     Overseas           December 31, 2013       447,143    12.41 - 14.19       5,925,521
     Sub-Account        December 31, 2012       509,517     9.62 - 11.02       5,241,037
                        December 31, 2011       540,072      8.06 - 9.24       4,664,192
                        December 31, 2010       593,728     9.85 - 11.30       6,266,276

  FTVIPT Franklin      September 30, 2014     4,759,936    51.02 - 71.24     304,699,981
     Income             December 31, 2013     4,919,666    48.59 - 67.20     297,821,470
     Sub-Account        December 31, 2012     4,708,870    43.62 - 59.54     253,164,341
                        December 31, 2011     4,290,472    39.61 - 53.36     206,611,149
                        December 31, 2010     3,722,732    39.56 - 52.61     176,548,647

  FTVIPT Franklin      September 30, 2014     5,190,742    27.24 - 32.29     154,920,480
     Mutual Shares      December 31, 2013     5,477,366    26.11 - 30.73     156,078,571
     Sub-Account        December 31, 2012     5,768,385    20.75 - 24.19     129,780,562
                        December 31, 2011     5,952,328    18.51 - 21.38     118,532,870
                        December 31, 2010     5,431,435    19.07 - 21.81     110,507,146

  FTVIPT Franklin      September 30, 2014     9,070,190     1.34 - 13.38     117,939,587
     Small Cap          December 31, 2013     9,184,423    13.56 - 14.30     128,048,983
     Value              December 31, 2012     8,321,925    10.13 - 10.60      86,296,073
     Sub-Account        December 31, 2011     5,710,847      8.71 - 9.04      50,705,697
                        December 31, 2010     3,178,430      9.21 - 9.48      29,718,643

  FTVIPT               September 30, 2014     2,323,973    15.58 - 36.67      79,674,508
     Templeton          December 31, 2013     2,457,017    16.25 - 38.21      87,721,293
     Foreign            December 31, 2012     2,730,167    13.46 - 31.61      80,788,377
     Sub-Account        December 31, 2011     2,720,421    11.59 - 27.19      69,009,193
                        December 31, 2010     2,782,005    13.20 - 30.95      79,683,759

  FTVIPT               September 30, 2014    12,895,088    18.83 - 21.36     259,233,638
     Templeton          December 31, 2013    12,950,902    18.47 - 20.82     254,683,414
     GlobalBond         December 31, 2012    11,067,808    18.50 - 20.69     217,063,429
     Sub-Account        December 31, 2011     8,104,261    16.36 - 18.15     139,986,041
                        December 31, 2010     4,997,591    16.79 - 18.48      88,294,177

  Invesco V.I. Core    September 30, 2014        38,573             6.63         255,851
     Equity             December 31, 2013        39,835             6.27         249,696
     Sub-Account        December 31, 2012        49,005             4.92         241,009
                        December 31, 2011        63,191             4.38         276,761
                        December 31, 2010        88,640             4.44         393,933

                                                           FOR THE PERIOD ENDED
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  Fidelity VIP         September 30, 2014         --        0.95 - 1.90           0.22 - 0.94
     Mid Cap            December 31, 2013       0.28        0.95 - 1.90         33.31 - 34.59
     Sub-Account        December 31, 2012       0.43        0.95 - 1.90         12.40 - 13.47
                        December 31, 2011       0.03        0.95 - 1.90     (12.53) - (11.70)
                        December 31, 2010       0.14        0.95 - 1.90         26.16 - 27.36

  Fidelity VIP         September 30, 2014       0.01        0.89 - 2.05       (1.51) - (0.66)
     Money Market       December 31, 2013       0.02        0.89 - 2.05       (2.01) - (0.86)
     Sub-Account        December 31, 2012       0.12        0.89 - 2.05       (1.93) - (0.76)
                        December 31, 2011       0.09        0.89 - 2.05       (1.94) - (0.77)
                        December 31, 2010       0.17        0.89 - 2.05       (1.82) - (0.65)

  Fidelity VIP         September 30, 2014         --        1.15 - 1.40       (6.72) - (6.55)
     Overseas           December 31, 2013       1.34        1.15 - 1.40         28.62 - 28.95
     Sub-Account        December 31, 2012       1.97        1.15 - 1.40         19.05 - 19.35
                        December 31, 2011       1.35        1.15 - 1.40     (18.32) - (18.12)
                        December 31, 2010       1.39        1.15 - 1.40         11.54 - 11.82

  FTVIPT Franklin      September 30, 2014       4.93        0.95 - 2.25           4.99 - 6.02
     Income             December 31, 2013       6.33        0.95 - 2.25         11.41 - 12.86
     Sub-Account        December 31, 2012       6.44        0.95 - 2.25         10.13 - 11.58
                        December 31, 2011       5.75        0.95 - 2.25           0.11 - 1.42
                        December 31, 2010       6.60        0.95 - 2.25         10.17 - 11.61

  FTVIPT Franklin      September 30, 2014       1.99        0.95 - 1.90           4.30 - 5.05
     Mutual Shares      December 31, 2013       2.10        0.95 - 1.90         25.85 - 27.05
     Sub-Account        December 31, 2012       2.06        0.95 - 1.90         12.08 - 13.16
                        December 31, 2011       2.42        0.95 - 1.90       (2.90) - (1.98)
                        December 31, 2010       1.62        0.95 - 1.90          9.10 - 10.14

  FTVIPT Franklin      September 30, 2014       0.61        0.95 - 1.75       (7.01) - (6.45)
     Small Cap          December 31, 2013       1.31        0.95 - 1.75         33.88 - 34.95
     Value              December 31, 2012       0.78        0.95 - 1.75         16.32 - 17.26
     Sub-Account        December 31, 2011       0.66        0.95 - 1.75       (5.43) - (4.67)
                        December 31, 2010       0.73        0.95 - 1.75         26.00 - 27.01

  FTVIPT               September 30, 2014       1.81        1.55 - 2.30       (4.46) - (3.93)
     Templeton          December 31, 2013       2.38        1.55 - 2.30         20.18 - 21.08
     Foreign            December 31, 2012       3.02        1.55 - 2.30         15.53 - 16.41
     Sub-Account        December 31, 2011       1.71        1.55 - 2.30     (12.66) - (12.00)
                        December 31, 2010       1.88        1.55 - 2.30           5.94 - 6.74

  FTVIPT               September 30, 2014       5.09        0.95 - 1.75           1.96 - 2.57
     Templeton          December 31, 2013       4.75        0.95 - 1.75         (0.13) - 0.67
     GlobalBond         December 31, 2012       6.42        0.95 - 1.75         13.06 - 13.97
     Sub-Account        December 31, 2011       5.46        0.95 - 1.75       (2.58) - (1.81)
                        December 31, 2010       1.36        0.95 - 1.75         12.46 - 13.36

  Invesco V.I. Core    September 30, 2014       0.86               1.40                  5.82
     Equity             December 31, 2013       1.36               1.40                 27.45
     Sub-Account        December 31, 2012       0.91               1.40                 12.29
                        December 31, 2011       0.92               1.40                (1.44)
                        December 31, 2010       0.95               1.40                  8.02

              METLIFE INVESTORS USA SEPARATE ACCOUNT A
             OF METLIFE INVESTORS USA INSURANCE COMPANY
      NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                               UNITS        HIGHEST ($)      ASSETS ($)
                                           ------------  ----------------  -------------
  Invesco V.I. Equity  September 30, 2014    30,670,052      6.43 - 22.96    670,658,540
     and Income         December 31, 2013    31,328,255      6.09 - 21.69    649,322,698
     Sub-Account        December 31, 2012    29,563,858      4.93 - 17.54    496,945,594
                        December 31, 2011    27,370,136      4.44 - 15.75    414,357,262
                        December 31, 2010    22,199,448     14.98 - 16.11    345,124,808

  Invesco V.I.         September 30, 2014           698             10.21          7,127
     Growth and         December 31, 2013    13,799,854      9.57 - 36.41    365,970,613
     Income             December 31, 2012    13,407,203      7.24 - 27.48    268,230,013
     Sub-Account        December 31, 2011    11,777,382      6.40 - 24.26    206,338,231
                        December 31, 2010     9,061,763      6.63 - 25.06    160,437,278

  Invesco V.I.         September 30, 2014     8,715,332      9.15 - 34.46    275,159,251
     International      December 31, 2013     8,901,354      9.17 - 34.47    281,999,206
     Growth             December 31, 2012     8,127,475      7.81 - 29.32    219,783,700
     Sub-Account        December 31, 2011     6,481,068      6.86 - 25.68    154,099,050
                        December 31, 2010     4,327,573      7.46 - 27.87    111,888,065

  LMPVET               September 30, 2014    11,393,060     17.24 - 30.15    309,448,212
     ClearBridge        December 31, 2013    11,979,001     15.00 - 25.98    280,745,200
     Variable           December 31, 2012    11,687,754     10.38 - 17.75    186,988,862
     Aggressive         December 31, 2011    11,855,614      8.94 - 15.09    160,839,221
     Growth             December 31, 2010    11,742,971      8.92 - 14.87    156,471,918
     Sub-Account

  LMPVET               September 30, 2014     8,415,515     40.40 - 54.43    415,877,504
     ClearBridge        December 31, 2013     8,604,407     38.78 - 51.73    405,286,221
     Variable           December 31, 2012     7,908,912     30.52 - 40.17    290,191,379
     Appreciation       December 31, 2011     7,021,537     26.94 - 34.98    224,680,370
     Sub-Account        December 31, 2010     5,515,253     26.87 - 34.42    173,626,503

  LMPVET               September 30, 2014    10,149,728     13.14 - 21.42    202,014,672
     ClearBridge        December 31, 2013    10,244,154     12.44 - 20.09    191,169,653
     Variable           December 31, 2012     9,055,914     10.11 - 16.14    134,931,130
     Equity Income      December 31, 2011     8,013,455      9.06 - 14.28    103,322,855
     Sub-Account        December 31, 2010     6,778,039     10.29 - 13.39     81,006,913

  LMPVET               September 30, 2014       218,926     20.23 - 23.07      4,831,294
     ClearBridge        December 31, 2013       242,954     18.99 - 21.53      5,012,390
     Variable           December 31, 2012       283,429     14.10 - 15.86      4,312,254
     Large Cap          December 31, 2011       363,040     11.99 - 13.38      4,673,796
     Growth             December 31, 2010       459,350     12.35 - 13.67      6,065,533
     Sub-Account

  LMPVET               September 30, 2014       368,036     20.75 - 23.70      8,366,440
     ClearBridge        December 31, 2013       319,601     19.77 - 22.45      6,892,954
     Variable           December 31, 2012       286,427     15.28 - 17.21      4,743,489
     Large Cap Value    December 31, 2011       265,335     13.42 - 15.00      3,836,359
     Sub-Account        December 31, 2010       194,899     13.09 - 14.51      2,729,796



                                                          FOR THE PERIOD ENDED
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  Invesco V.I. Equity  September 30, 2014       1.58        0.95 - 1.90          5.07 - 5.82
     and Income         December 31, 2013       1.54        0.95 - 1.90        22.54 - 23.71
     Sub-Account        December 31, 2012       1.85        0.95 - 1.90        10.26 - 11.32
                        December 31, 2011       1.69        0.95 - 1.90      (8.77) - (2.23)
                        December 31, 2010       1.92        0.95 - 1.90         9.92 - 10.97

  Invesco V.I.         September 30, 2014         --               1.90                 6.66
     Growth and         December 31, 2013       1.31        0.95 - 1.90        31.25 - 32.50
     Income             December 31, 2012       1.36        0.95 - 1.90        12.18 - 13.26
     Sub-Account        December 31, 2011       1.13        0.95 - 1.90      (4.10) - (3.18)
                        December 31, 2010       0.09        0.95 - 1.90        10.09 - 11.13

  Invesco V.I.         September 30, 2014       1.37        0.95 - 1.75      (0.64) - (0.04)
     International      December 31, 2013       1.10        0.95 - 1.75        16.66 - 17.60
     Growth             December 31, 2012       1.38        0.95 - 1.75        13.25 - 14.16
     Sub-Account        December 31, 2011       1.06        0.95 - 1.75      (8.60) - (7.87)
                        December 31, 2010       2.01        0.95 - 1.75        10.66 - 11.55

  LMPVET               September 30, 2014       0.01        0.95 - 2.30        14.85 - 16.02
     ClearBridge        December 31, 2013       0.28        0.95 - 2.30        44.42 - 46.38
     Variable           December 31, 2012       0.43        0.95 - 2.30        16.01 - 17.60
     Aggressive         December 31, 2011       0.20        0.95 - 2.30          0.15 - 1.50
     Growth             December 31, 2010       0.15        0.95 - 2.30        22.17 - 23.83
     Sub-Account

  LMPVET               September 30, 2014       0.03        0.95 - 2.30          4.17 - 5.23
     ClearBridge        December 31, 2013       1.29        0.95 - 2.30        27.05 - 28.77
     Variable           December 31, 2012       1.75        0.95 - 2.30        13.30 - 14.85
     Appreciation       December 31, 2011       1.77        0.95 - 2.30          0.28 - 1.64
     Sub-Account        December 31, 2010       1.83        0.95 - 2.30        10.07 - 11.56

  LMPVET               September 30, 2014       0.31        0.95 - 2.30          5.60 - 6.58
     ClearBridge        December 31, 2013       1.65        0.95 - 2.30        23.08 - 24.49
     Variable           December 31, 2012       3.04        0.95 - 2.30        11.60 - 12.99
     Equity Income      December 31, 2011       3.39        0.95 - 2.30        (2.15) - 6.69
     Sub-Account        December 31, 2010       4.09        0.95 - 1.90        10.01 - 11.06

  LMPVET               September 30, 2014       0.04        1.50 - 2.30          6.50 - 7.13
     ClearBridge        December 31, 2013       0.51        1.50 - 2.30        34.72 - 35.80
     Variable           December 31, 2012       0.66        1.50 - 2.30        17.60 - 18.55
     Large Cap          December 31, 2011       0.42        1.50 - 2.30      (2.91) - (2.12)
     Growth             December 31, 2010       0.11        1.50 - 2.30          7.34 - 8.19
     Sub-Account

  LMPVET               September 30, 2014       0.05        1.50 - 2.30          4.95 - 5.58
     ClearBridge        December 31, 2013       1.77        1.50 - 2.30        29.36 - 30.40
     Variable           December 31, 2012       2.37        1.50 - 2.30        13.84 - 14.76
     Large Cap Value    December 31, 2011       2.82        1.50 - 2.30          2.57 - 3.39
     Sub-Account        December 31, 2010       3.02        1.50 - 2.30          6.98 - 7.83



              METLIFE INVESTORS USA SEPARATE ACCOUNT A
             OF METLIFE INVESTORS USA INSURANCE COMPANY
      NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                               AS OF
                                           --------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO           NET
                                               UNITS       HIGHEST ($)      ASSETS ($)
                                           ------------  ---------------  -------------
  LMPVET               September 30, 2014     4,120,794    21.16 - 29.87    106,462,527
     ClearBridge        December 31, 2013     4,102,827    22.63 - 31.63    112,499,020
     Variable           December 31, 2012     3,457,289    15.75 - 21.71     64,881,494
     Small Cap          December 31, 2011     2,686,955    13.50 - 18.35     42,564,777
     Growth             December 31, 2010     2,149,625    13.62 - 18.28     33,662,804
     Sub-Account

  LMPVET               September 30, 2014         6,215    36.07 - 39.45        240,602
     Investment         December 31, 2013         7,932    34.52 - 37.64        292,286
     Counsel            December 31, 2012         9,185    29.64 - 32.19        289,329
     Variable Social    December 31, 2011        17,377    27.28 - 29.51        501,373
     Awareness          December 31, 2010        17,424    27.81 - 29.97        510,680
     Sub-Account

  LMPVET Variable      September 30, 2014     1,937,779    20.50 - 24.25     43,705,886
     Lifestyle          December 31, 2013     2,011,433    20.00 - 23.49     44,101,401
     Allocation 50%     December 31, 2012     1,699,443    17.68 - 20.56     32,620,028
     Sub-Account        December 31, 2011     1,414,982    15.93 - 17.95     24,265,695
                        December 31, 2010       769,522    16.05 - 17.94     13,086,823

  LMPVET Variable      September 30, 2014       106,309    18.51 - 19.87      2,063,416
     Lifestyle          December 31, 2013       121,395    18.11 - 19.37      2,304,999
     Allocation 70%     December 31, 2012       162,342    15.15 - 16.14      2,573,509
     Sub-Account        December 31, 2011       219,583    13.47 - 14.30      3,086,943
                        December 31, 2010       236,121    13.81 - 14.60      3,395,287

  LMPVET Variable      September 30, 2014     4,586,717    18.45 - 21.82     92,897,872
     Lifestyle          December 31, 2013     4,790,185    18.14 - 21.30     95,074,284
     Allocation 85%     December 31, 2012     5,015,187    14.61 - 17.00     79,817,339
     Sub-Account        December 31, 2011     4,732,454    12.85 - 14.81     65,879,472
                        December 31, 2010     4,289,092    13.41 - 15.30     62,035,149

  LMPVIT Western       September 30, 2014     4,310,399    21.12 - 26.36    105,143,680
     Asset Variable     December 31, 2013     4,386,878    20.82 - 25.72    104,740,451
     Global High        December 31, 2012     4,039,328    20.05 - 24.44     91,771,912
     Yield Bond         December 31, 2011     3,594,817    17.34 - 20.85     69,717,903
     Sub-Account        December 31, 2010     3,170,899    17.44 - 20.70     61,092,507

  MFS VIT              September 30, 2014         1,211             7.67          9,286
     Investors Trust    December 31, 2013         3,517             7.38         25,951
     Sub-Account        December 31, 2012         3,616             5.67         20,488
                        December 31, 2011         7,050             4.82         33,994
                        December 31, 2010         8,683             5.00         43,404

  MFS VIT New          September 30, 2014         3,178            12.33         39,178
     Discovery          December 31, 2013         3,294            13.97         46,020
     Sub-Account        December 31, 2012         4,161            10.01         41,661
                        December 31, 2011         4,939             8.38         41,374
                        December 31, 2010         4,951             9.47         46,865



                                                         FOR THE PERIOD ENDED
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  LMPVET               September 30, 2014         --         0.95 - 2.30     (6.52) - (5.57)
     ClearBridge        December 31, 2013       0.05         0.95 - 2.30       43.71 - 45.66
     Variable           December 31, 2012       0.42         0.95 - 2.30       16.70 - 18.29
     Small Cap          December 31, 2011         --         0.95 - 2.30       (0.91) - 0.43
     Growth             December 31, 2010         --         0.95 - 2.30       22.34 - 24.00
     Sub-Account

  LMPVET               September 30, 2014       0.21         1.50 - 1.90         4.51 - 4.82
     Investment         December 31, 2013       0.83         1.50 - 1.90       16.47 - 16.94
     Counsel            December 31, 2012       1.06         1.50 - 1.90         8.62 - 9.06
     Variable Social    December 31, 2011       1.20         1.50 - 1.90     (1.89) - (1.51)
     Awareness          December 31, 2010       1.24         1.50 - 1.90       10.04 - 10.48
     Sub-Account

  LMPVET Variable      September 30, 2014       0.10         0.95 - 1.90         2.51 - 3.24
     Lifestyle          December 31, 2013       2.21         0.95 - 1.90       13.16 - 14.24
     Allocation 50%     December 31, 2012       2.95         0.95 - 1.90       10.96 - 12.02
     Sub-Account        December 31, 2011       3.19         1.10 - 1.90       (0.73) - 0.07
                        December 31, 2010       4.10         1.10 - 1.90        6.21 - 12.65

  LMPVET Variable      September 30, 2014       0.35         1.50 - 1.90         2.24 - 2.54
     Lifestyle          December 31, 2013       1.41         1.50 - 1.90       19.53 - 20.01
     Allocation 70%     December 31, 2012       2.16         1.50 - 1.90       12.43 - 12.88
     Sub-Account        December 31, 2011       1.88         1.50 - 1.90     (2.45) - (2.06)
                        December 31, 2010       2.04         1.50 - 1.90       12.84 - 13.30

  LMPVET Variable      September 30, 2014       0.22         0.95 - 1.90         1.71 - 2.43
     Lifestyle          December 31, 2013       1.66         0.95 - 1.90       24.12 - 25.30
     Allocation 85%     December 31, 2012       1.84         0.95 - 1.90       13.70 - 14.79
     Sub-Account        December 31, 2011       1.55         0.95 - 1.90     (4.15) - (3.23)
                        December 31, 2010       1.73         0.95 - 1.90       13.52 - 14.60

  LMPVIT Western       September 30, 2014         --         0.95 - 2.30         1.44 - 2.47
     Asset Variable     December 31, 2013       6.19         0.95 - 2.30         3.85 - 5.27
     Global High        December 31, 2012       7.84         0.95 - 2.30       15.62 - 17.20
     Yield Bond         December 31, 2011       8.38         0.95 - 2.30       (0.59) - 0.75
     Sub-Account        December 31, 2010       9.47         0.95 - 2.30       12.31 - 13.83

  MFS VIT              September 30, 2014       0.55                1.40                3.93
     Investors Trust    December 31, 2013       1.10                1.40               30.22
     Sub-Account        December 31, 2012       0.67                1.40               17.52
                        December 31, 2011       0.90                1.40              (3.54)
                        December 31, 2010       1.30                1.40                9.56

  MFS VIT New          September 30, 2014         --                1.40             (11.77)
     Discovery          December 31, 2013         --                1.40               39.55
     Sub-Account        December 31, 2012         --                1.40               19.53
                        December 31, 2011         --                1.40             (11.51)
                        December 31, 2010         --                1.40               34.44



              METLIFE INVESTORS USA SEPARATE ACCOUNT A
             OF METLIFE INVESTORS USA INSURANCE COMPANY
      NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                 AS OF
                                           -------------------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO           NET
                                                UNITS         HIGHEST ($)      ASSETS ($)
                                           -------------  -----------------  ---------------
  MFS VIT              September 30, 2014          5,769               8.21           47,381
     Research           December 31, 2013          8,132               7.85           63,835
     Sub-Account        December 31, 2012          8,335               6.02           50,155
                        December 31, 2011          8,675               5.20           45,142
                        December 31, 2010         21,202               5.30          112,388

  MIST                 September 30, 2014    278,878,678      11.58 - 12.17    3,333,425,682
     AllianceBernstein  December 31, 2013    286,256,086      11.32 - 11.74    3,313,674,192
     Global Dynamic     December 31, 2012    267,334,005      10.40 - 10.66    2,823,843,417
     Allocation         December 31, 2011    168,434,681        9.68 - 9.75    1,639,379,077
     Sub-Account
     (Commenced
     5/2/2011)

  MIST Allianz         September 30, 2014     10,552,231        1.01 - 1.02       10,720,790
     Global Investors
     Dynamic
     Multi-Asset Plus
     Sub-Account
     (Commenced
     4/28/2014)

  MIST American        September 30, 2014    267,587,312      12.13 - 13.24    3,421,019,927
     Funds Balanced     December 31, 2013    276,830,535      11.83 - 12.78    3,430,387,038
     Allocation         December 31, 2012    292,605,761      10.22 - 10.89    3,106,060,329
     Sub-Account        December 31, 2011    306,967,734        9.22 - 9.69    2,914,777,188
                        December 31, 2010    251,644,506       9.64 - 10.00    2,478,289,324

  MIST American        September 30, 2014    145,332,586      12.16 - 13.14    1,859,507,093
     Funds Growth       December 31, 2013    147,794,512      11.83 - 12.67    1,828,322,375
     Allocation         December 31, 2012    149,020,463       9.68 - 10.24    1,496,665,592
     Sub-Account        December 31, 2011    159,224,115        8.53 - 8.92    1,398,390,722
                        December 31, 2010    155,386,301        9.17 - 9.47    1,454,861,016

  MIST American        September 30, 2014     68,988,547       1.33 - 13.38      627,136,064
     Funds Growth       December 31, 2013     59,593,818       1.29 - 12.90      632,386,636
     Sub-Account        December 31, 2012     54,812,434       9.59 - 10.07      545,665,799
                        December 31, 2011     64,256,598        8.36 - 8.69      553,292,806
                        December 31, 2010     52,406,611        8.97 - 9.23      480,253,525

  MIST American        September 30, 2014    139,773,118      11.90 - 12.99    1,753,607,990
     Funds Moderate     December 31, 2013    147,773,215      11.61 - 12.53    1,796,366,977
     Allocation         December 31, 2012    159,499,085      10.47 - 11.15    1,734,325,945
     Sub-Account        December 31, 2011    168,982,398       9.67 - 10.16    1,683,464,896
                        December 31, 2010    143,876,667       9.88 - 10.25    1,452,175,003

  MIST AQR Global      September 30, 2014    269,468,741      10.66 - 11.91    3,178,588,885
     Risk Balanced      December 31, 2013    295,108,196       9.93 - 11.09    3,248,475,977
     Sub-Account        December 31, 2012    324,843,850      10.42 - 11.61    3,753,309,463
     (Commenced         December 31, 2011    179,038,392      10.54 - 10.62    1,898,124,083
     5/2/2011)



                                                           FOR THE PERIOD ENDED
                                           ----------------------------------------------------
                                            INVESTMENT(1)   EXPENSE RATIO(2)   TOTAL RETURN(3)
                                               INCOME           LOWEST TO         LOWEST TO
                                              RATIO (%)        HIGHEST (%)       HIGHEST (%)
                                           --------------  -----------------  -----------------
  MFS VIT              September 30, 2014        0.71                1.40                  4.63
     Research           December 31, 2013        0.33                1.40                 30.45
     Sub-Account        December 31, 2012        0.79                1.40                 15.63
                        December 31, 2011        0.72                1.40                (1.83)
                        December 31, 2010        0.92                1.40                 14.29

  MIST                 September 30, 2014        1.94         0.90 - 2.35           2.54 - 3.66
     AllianceBernstein  December 31, 2013        1.28         0.90 - 2.35          8.56 - 10.15
     Global Dynamic     December 31, 2012        0.10         0.90 - 2.35           3.45 - 8.82
     Allocation         December 31, 2011        0.87         1.15 - 2.25       (3.18) - (2.47)
     Sub-Account
     (Commenced
     5/2/2011)

  MIST Allianz         September 30, 2014          --         1.15 - 2.00           1.61 - 1.97
     Global Investors
     Dynamic
     Multi-Asset Plus
     Sub-Account
     (Commenced
     4/28/2014)

  MIST American        September 30, 2014        1.27         1.00 - 2.35           2.56 - 3.60
     Funds Balanced     December 31, 2013        1.37         1.00 - 2.35         15.78 - 17.35
     Allocation         December 31, 2012        1.69         1.00 - 2.35         10.88 - 12.39
     Sub-Account        December 31, 2011        1.26         1.00 - 2.35       (4.39) - (3.10)
                        December 31, 2010        1.01         1.00 - 2.35          9.55 - 11.05

  MIST American        September 30, 2014        1.03         1.15 - 2.35           2.82 - 3.74
     Funds Growth       December 31, 2013        1.00         1.15 - 2.35         22.20 - 23.68
     Allocation         December 31, 2012        1.21         1.15 - 2.35         13.45 - 14.82
     Sub-Account        December 31, 2011        1.10         1.15 - 2.35       (6.95) - (5.82)
                        December 31, 2010        0.89         1.15 - 2.35         10.86 - 12.18

  MIST American        September 30, 2014        0.55         0.95 - 2.35           2.92 - 4.00
     Funds Growth       December 31, 2013        0.44         0.95 - 2.35         11.27 - 28.11
     Sub-Account        December 31, 2012        0.33         1.30 - 2.35         14.67 - 15.89
                        December 31, 2011        0.35         1.30 - 2.35       (6.81) - (5.83)
                        December 31, 2010        0.20         1.30 - 2.35         15.57 - 16.79

  MIST American        September 30, 2014        1.46         1.00 - 2.35           2.57 - 3.61
     Funds Moderate     December 31, 2013        1.65         1.00 - 2.35         10.88 - 12.39
     Allocation         December 31, 2012        2.04         1.00 - 2.35           8.25 - 9.73
     Sub-Account        December 31, 2011        1.54         1.00 - 2.35       (2.14) - (0.81)
                        December 31, 2010        1.41         1.00 - 2.35           7.36 - 8.82

  MIST AQR Global      September 30, 2014          --         0.90 - 2.35           6.41 - 7.57
     Risk Balanced      December 31, 2013        2.09         0.90 - 2.35       (5.64) - (4.26)
     Sub-Account        December 31, 2012        0.44         0.90 - 2.35           3.72 - 9.29
     (Commenced         December 31, 2011        3.00         1.15 - 2.25           1.94 - 2.70
     5/2/2011)



              METLIFE INVESTORS USA SEPARATE ACCOUNT A
             OF METLIFE INVESTORS USA INSURANCE COMPANY
      NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF
                                          --------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                              UNITS        HIGHEST ($)     ASSETS ($)
                                          ------------  ---------------  -------------
  MIST BlackRock      September 30, 2014   471,793,528    11.24 - 11.81  5,474,058,807
     Global Tactical   December 31, 2013   487,574,727    10.92 - 11.35  5,457,878,761
     Strategies        December 31, 2012   471,913,542    10.13 - 10.38  4,856,824,935
     Sub-Account       December 31, 2011   297,189,715      9.51 - 9.58  2,842,712,285
     (Commenced
     5/2/2011)

  MIST BlackRock      September 30, 2014     9,924,282    15.35 - 29.23    249,056,984
     High Yield        December 31, 2013    10,783,682    14.92 - 28.32    265,149,806
     Sub-Account       December 31, 2012    11,949,833    13.83 - 26.13    276,977,302
                       December 31, 2011    10,891,616    12.03 - 21.28    221,624,841
                       December 31, 2010     9,034,810    11.92 - 21.07    182,367,303

  MIST Clarion        September 30, 2014    17,630,627    15.98 - 67.69    316,730,608
     Global            December 31, 2013    11,099,591    15.36 - 17.68    182,673,922
     Real Estate       December 31, 2012    10,967,900    15.19 - 17.23    177,317,957
     Sub-Account       December 31, 2011    11,304,866    12.34 - 13.38    147,447,056
                       December 31, 2010     9,934,760    13.39 - 14.36    139,330,754

  MIST ClearBridge    September 30, 2014    39,410,008   12.42 - 209.59    588,211,662
     Aggressive        December 31, 2013    36,299,683    10.84 - 13.77    451,710,565
     Growth            December 31, 2012    33,802,849      7.55 - 9.54    292,871,764
     Sub-Account       December 31, 2011    35,764,496      6.45 - 7.78    265,479,062
                       December 31, 2010    13,863,499      6.97 - 7.63    102,505,758

  MIST Goldman        September 30, 2014     7,406,540    21.01 - 23.44    168,194,043
     Sachs Mid Cap     December 31, 2013     7,939,384    19.93 - 22.07    170,038,386
     Value             December 31, 2012     8,486,283    15.38 - 16.85    139,211,779
     Sub-Account       December 31, 2011     9,263,271    13.34 - 14.45    130,696,272
                       December 31, 2010     7,332,195    14.57 - 15.63    112,015,664

  MIST Harris         September 30, 2014    26,287,576    21.78 - 27.39    660,696,031
     Oakmark           December 31, 2013    25,769,452    23.43 - 29.23    693,983,244
     International     December 31, 2012    25,722,293    18.33 - 22.61    538,939,254
     Sub-Account       December 31, 2011    28,033,038    14.49 - 17.04    461,860,538
                       December 31, 2010    23,589,953    17.23 - 20.14    459,739,197

  MIST Invesco        September 30, 2014   763,330,381      1.05 - 1.09    823,233,843
     Balanced-Risk     December 31, 2013   800,860,953      1.04 - 1.06    843,160,697
     Allocation        December 31, 2012   631,214,101      1.04 - 1.05    661,422,417
     Sub-Account
     (Commenced
     4/30/2012)

  MIST Invesco        September 30, 2014    44,032,933    15.11 - 23.84    814,594,432
     Comstock          December 31, 2013    26,889,264    14.36 - 22.42    443,561,923
     Sub-Account       December 31, 2012    26,662,653    10.86 - 16.72    329,458,802
                       December 31, 2011    25,137,797     9.39 - 14.24    266,463,408
                       December 31, 2010    21,172,822     9.76 - 14.59    230,561,318



                                                         FOR THE PERIOD ENDED
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------
  MIST BlackRock      September 30, 2014       1.12        0.90 - 2.35           2.93 - 4.05
     Global Tactical   December 31, 2013      1.36         0.90 - 2.35           7.75 - 9.32
     Strategies        December 31, 2012        --         0.90 - 2.35           3.27 - 7.89
     Sub-Account       December 31, 2011      1.37         1.15 - 2.25       (4.84) - (4.14)
     (Commenced
     5/2/2011)

  MIST BlackRock      September 30, 2014      5.93         0.90 - 2.35           2.12 - 3.23
     High Yield        December 31, 2013      7.02         0.90 - 2.35           6.79 - 8.35
     Sub-Account       December 31, 2012      7.05         0.90 - 2.35          7.68 - 15.15
                       December 31, 2011      6.52         1.20 - 2.35         (0.03) - 1.12
                       December 31, 2010      5.88         1.20 - 2.35          5.99 - 14.28

  MIST Clarion        September 30, 2014      1.08         0.90 - 2.35         (0.25) - 5.13
     Global            December 31, 2013      6.85         0.90 - 2.35           1.14 - 2.62
     Real Estate       December 31, 2012      2.03         0.90 - 2.35          9.18 - 24.35
     Sub-Account       December 31, 2011      3.80         1.30 - 2.35       (7.78) - (6.80)
                       December 31, 2010      7.76         1.30 - 2.35         13.41 - 14.61

  MIST ClearBridge    September 30, 2014      0.11         0.90 - 2.35          9.68 - 14.99
     Aggressive        December 31, 2013      0.22         0.90 - 2.35         42.22 - 44.30
     Growth            December 31, 2012      0.02         0.90 - 2.35          3.28 - 17.38
     Sub-Account       December 31, 2011        --         0.95 - 2.35         (9.34) - 1.91
                       December 31, 2010        --         1.30 - 2.35         20.92 - 22.20

  MIST Goldman        September 30, 2014      0.54         1.30 - 2.35           5.38 - 6.21
     Sachs Mid Cap     December 31, 2013      0.89         1.30 - 2.35         29.57 - 30.94
     Value             December 31, 2012      0.59         1.30 - 2.35         15.36 - 16.58
     Sub-Account       December 31, 2011      0.48         1.30 - 2.35       (8.46) - (7.50)
                       December 31, 2010      0.92         1.30 - 2.35         21.35 - 22.63

  MIST Harris         September 30, 2014      2.36         0.95 - 2.35       (7.25) - (6.28)
     Oakmark           December 31, 2013      2.44         0.95 - 2.35         27.46 - 29.26
     International     December 31, 2012      1.63         0.95 - 2.35         15.61 - 27.58
     Sub-Account       December 31, 2011        --         1.30 - 2.35     (16.24) - (15.36)
                       December 31, 2010      1.82         1.30 - 2.35         13.71 - 14.92

  MIST Invesco        September 30, 2014        --         0.90 - 2.35           1.69 - 2.80
     Balanced-Risk     December 31, 2013        --         0.90 - 2.35         (0.50) - 0.95
     Allocation        December 31, 2012      0.55         0.90 - 2.35           3.03 - 4.04
     Sub-Account
     (Commenced
     4/30/2012)

  MIST Invesco        September 30, 2014      0.63         0.90 - 2.35           5.22 - 6.37
     Comstock          December 31, 2013      1.07         0.90 - 2.35         32.25 - 34.18
     Sub-Account       December 31, 2012      1.22         0.90 - 2.35          5.55 - 17.40
                       December 31, 2011      1.09         0.95 - 2.35       (3.76) - (2.39)
                       December 31, 2010      1.45         0.95 - 2.35         12.19 - 13.80



              METLIFE INVESTORS USA SEPARATE ACCOUNT A
             OF METLIFE INVESTORS USA INSURANCE COMPANY
      NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF
                                          --------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                              UNITS       HIGHEST ($)     ASSETS ($)
                                          ------------  ---------------  -------------
  MIST Invesco        September 30, 2014     6,967,955    17.00 - 39.72    247,939,681
     Mid Cap Value     December 31, 2013     4,619,902    30.27 - 38.39    158,040,375
     Sub-Account       December 31, 2012     5,175,603    23.78 - 29.73    138,149,492
                       December 31, 2011     5,366,862    21.23 - 24.69    127,004,689
                       December 31, 2010     4,351,943    22.57 - 25.97    108,323,379

  MIST Invesco        September 30, 2014    12,070,222    22.59 - 27.72    298,817,284
     Small Cap         December 31, 2013    13,003,134    22.53 - 27.31    319,189,345
     Growth            December 31, 2012    13,528,657    16.44 - 19.61    240,468,780
     Sub-Account       December 31, 2011    13,942,780    14.22 - 16.69    212,672,795
                       December 31, 2010    11,943,258    14.70 - 16.99    186,610,558

  MIST JPMorgan       September 30, 2014    29,826,597    10.39 - 11.01    323,201,309
     Core Bond         December 31, 2013    29,439,490    10.12 - 10.75    311,869,932
     Sub-Account       December 31, 2012    31,242,391    10.69 - 11.23    346,492,447
                       December 31, 2011    32,528,572    10.43 - 10.84    349,346,240
                       December 31, 2010    26,655,400    10.10 - 10.38    274,791,792

  MIST JPMorgan       September 30, 2014   744,833,919      1.16 - 1.20    885,520,629
     Global Active     December 31, 2013   649,853,969      1.13 - 1.16    746,849,717
     Allocation        December 31, 2012   269,034,003      1.04 - 1.05    282,572,135
     Sub-Account
     (Commenced
     4/30/2012)

  MIST JPMorgan       September 30, 2014     1,436,451    17.04 - 19.02     25,747,406
     Small Cap         December 31, 2013     1,455,583    18.28 - 20.23     27,866,566
     Value             December 31, 2012     1,643,159    14.04 - 15.36     24,014,976
     Sub-Account       December 31, 2011     1,650,824    12.42 - 13.17     21,224,281
                       December 31, 2010     1,677,961    14.14 - 14.87     24,426,974

  MIST Loomis         September 30, 2014    10,127,802    15.91 - 17.90    172,091,044
     Sayles Global     December 31, 2013    10,842,823    15.69 - 17.47    180,595,781
     Markets           December 31, 2012    12,318,466    13.71 - 14.91    177,780,410
     Sub-Account       December 31, 2011    13,161,956    12.01 - 12.74    165,018,207
                       December 31, 2010    10,620,691    12.48 - 13.10    137,171,845

  MIST Lord Abbett    September 30, 2014     8,418,683    10.33 - 33.55    240,748,401
     Bond Debenture    December 31, 2013     9,341,018     9.99 - 32.33    259,294,487
     Sub-Account       December 31, 2012    10,178,078     9.36 - 30.15    266,010,291
                       December 31, 2011    10,848,076     8.39 - 26.88    255,107,548
                       December 31, 2010    11,708,304     8.12 - 25.87    267,920,695

  MIST Met/Eaton      September 30, 2014     6,991,259    10.67 - 11.18     77,081,089
     Vance Floating    December 31, 2013     7,519,969    10.76 - 11.18     83,115,837
     Rate              December 31, 2012     5,007,151    10.61 - 10.91     54,197,004
     Sub-Account       December 31, 2011     4,263,176    10.13 - 10.30     43,696,769
     (Commenced        December 31, 2010     1,600,145    10.16 - 10.23     16,334,315
     5/3/2010)



                                                         FOR THE PERIOD ENDED
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------
  MIST Invesco        September 30, 2014      0.34         0.90 - 2.35           2.35 - 3.47
     Mid Cap Value     December 31, 2013      0.74         0.90 - 2.35         27.28 - 29.14
     Sub-Account       December 31, 2012      0.40         0.90 - 2.35          2.26 - 13.21
                       December 31, 2011      0.51         1.30 - 2.35       (5.93) - (4.94)
                       December 31, 2010      0.55         1.30 - 2.35         22.62 - 23.91

  MIST Invesco        September 30, 2014        --         0.89 - 2.35           0.20 - 1.49
     Small Cap         December 31, 2013      0.23         0.89 - 2.35         36.92 - 39.29
     Growth            December 31, 2012        --         0.89 - 2.35         15.47 - 17.45
     Sub-Account       December 31, 2011        --         0.89 - 2.35       (3.37) - (1.73)
                       December 31, 2010        --         0.89 - 2.35         23.26 - 25.35

  MIST JPMorgan       September 30, 2014      1.46         1.30 - 2.20           1.79 - 2.48
     Core Bond         December 31, 2013      0.28         1.30 - 2.35       (5.04) - (4.05)
     Sub-Account       December 31, 2012      2.57         1.30 - 2.35           2.47 - 3.55
                       December 31, 2011      2.09         1.30 - 2.35           3.34 - 4.42
                       December 31, 2010      1.64         1.30 - 2.35           3.63 - 4.73

  MIST JPMorgan       September 30, 2014      1.14         0.90 - 2.35           2.72 - 3.84
     Global Active     December 31, 2013      0.08         0.90 - 2.35           8.41 - 9.99
     Allocation        December 31, 2012      0.73         0.90 - 2.35           3.02 - 4.03
     Sub-Account
     (Commenced
     4/30/2012)

  MIST JPMorgan       September 30, 2014      1.07         0.90 - 2.30       (6.80) - (5.98)
     Small Cap         December 31, 2013      0.69         0.90 - 2.30         30.22 - 31.71
     Value             December 31, 2012      0.84         0.90 - 2.30          2.73 - 13.98
     Sub-Account       December 31, 2011      1.69         1.20 - 2.30     (12.17) - (11.43)
                       December 31, 2010      0.82         1.20 - 2.30         16.82 - 17.83

  MIST Loomis         September 30, 2014      2.09         0.95 - 2.35           1.39 - 2.46
     Sayles Global     December 31, 2013      2.41         0.95 - 2.35         14.41 - 16.02
     Markets           December 31, 2012      2.32         1.10 - 2.35          2.75 - 15.41
     Sub-Account       December 31, 2011      2.32         1.30 - 2.35       (3.77) - (2.75)
                       December 31, 2010      2.99         1.30 - 2.35         19.18 - 20.43

  MIST Lord Abbett    September 30, 2014      5.56         0.89 - 2.35           2.36 - 3.78
     Bond Debenture    December 31, 2013      6.62         0.89 - 2.35           5.47 - 7.21
     Sub-Account       December 31, 2012      7.20         0.89 - 2.35          5.77 - 12.18
                       December 31, 2011      5.92         0.89 - 2.35           2.04 - 3.90
                       December 31, 2010      6.21         0.89 - 2.35         10.34 - 12.18

  MIST Met/Eaton      September 30, 2014      3.56         1.30 - 2.35       (0.83) - (0.04)
     Vance Floating    December 31, 2013      3.38         1.30 - 2.35           1.42 - 2.50
     Rate              December 31, 2012      3.39         1.30 - 2.35           4.83 - 5.94
     Sub-Account       December 31, 2011      1.99         1.30 - 2.30         (0.31) - 0.69
     (Commenced        December 31, 2010        --         1.30 - 2.30           1.64 - 2.31
     5/3/2010)



              METLIFE INVESTORS USA SEPARATE ACCOUNT A
             OF METLIFE INVESTORS USA INSURANCE COMPANY
      NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF
                                          --------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO           NET
                                              UNITS       HIGHEST ($)      ASSETS ($)
                                          ------------  ---------------  -------------
  MIST Met/Franklin   September 30, 2014    17,925,440     9.71 - 10.20    178,814,107
     Low Duration      December 31, 2013    14,050,793     9.78 - 10.16    140,307,146
     Total Return      December 31, 2012     4,349,231     9.92 - 10.14     43,609,944
     Sub-Account       December 31, 2011     2,835,514      9.70 - 9.78     27,661,832
     (Commenced
     5/2/2011)

  MIST Met/           September 30, 2014     3,646,983    13.18 - 13.80     49,745,254
     Templeton         December 31, 2013     3,905,329    13.00 - 13.53     52,286,139
     International     December 31, 2012     4,238,395    13.19 - 13.56     57,001,253
     Bond              December 31, 2011     4,276,073    11.74 - 12.02     51,093,268
     Sub-Account       December 31, 2010     2,982,596    12.04 - 12.22     36,302,425

  MIST MetLife        September 30, 2014    40,296,624    14.68 - 16.95    636,449,706
     Asset             December 31, 2013    42,451,280    14.53 - 16.59    659,971,504
     Allocation 100    December 31, 2012    44,655,767    11.48 - 12.93    545,044,070
     Sub-Account       December 31, 2011    49,390,389    10.07 - 10.98    524,691,864
                       December 31, 2010    45,689,702    10.94 - 11.78    522,967,837

  MIST MetLife        September 30, 2014   563,993,420    12.05 - 12.66  7,015,897,582
     Balanced Plus     December 31, 2013   547,096,627    11.51 - 11.96  6,454,726,976
     Sub-Account       December 31, 2012   438,994,467    10.30 - 10.55  4,593,209,415
     (Commenced        December 31, 2011   257,076,022      9.33 - 9.40  2,411,774,661
     5/2/2011)

  MIST MetLife        September 30, 2014   258,889,241     1.16 - 11.71    376,641,194
     Multi-Index       December 31, 2013   153,950,143     1.12 - 11.26    209,957,052
     Targeted Risk     December 31, 2012    11,094,386             1.01     11,247,979
     Sub-Account
     (Commenced
     11/12/2012)

  MIST MFS            September 30, 2014    41,744,060    10.04 - 12.15    448,952,179
     Emerging          December 31, 2013    41,623,177    10.29 - 12.45    456,076,892
     Markets Equity    December 31, 2012    38,352,212    11.09 - 13.41    448,693,258
     Sub-Account       December 31, 2011    37,004,554     9.55 - 11.54    369,675,163
                       December 31, 2010    29,287,659    12.03 - 14.53    365,169,255

  MIST MFS            September 30, 2014    18,794,758    14.66 - 19.03    304,337,047
     Research          December 31, 2013    19,616,483    15.39 - 18.44    331,488,461
     International     December 31, 2012    21,667,563    13.21 - 15.60    311,615,422
     Sub-Account       December 31, 2011    22,841,018    11.58 - 13.42    285,814,827
                       December 31, 2010    22,399,698    13.27 - 15.17    318,521,626

  MIST Morgan         September 30, 2014    13,093,018     2.73 - 24.53    239,066,098
     Stanley Mid       December 31, 2013    13,099,903     2.79 - 24.94    244,579,234
     Cap Growth        December 31, 2012    12,225,316     2.03 - 18.06    166,100,095
     Sub-Account       December 31, 2011     8,735,505     1.88 - 16.63    109,412,403
                       December 31, 2010     6,606,286     2.04 - 17.98     89,015,672



                                                         FOR THE PERIOD ENDED
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------
  MIST Met/Franklin   September 30, 2014       2.15        0.90 - 2.35         (0.70) - 0.38
     Low Duration      December 31, 2013      1.07         0.90 - 2.35         (1.19) - 0.25
     Total Return      December 31, 2012      1.91         0.90 - 2.20           1.17 - 3.15
     Sub-Account       December 31, 2011        --         1.20 - 2.35       (2.83) - (2.08)
     (Commenced
     5/2/2011)

  MIST Met/           September 30, 2014      4.57         1.30 - 2.15           1.39 - 2.03
     Templeton         December 31, 2013      2.02         1.30 - 2.15       (1.11) - (0.27)
     International     December 31, 2012     10.26         1.30 - 2.05         11.96 - 12.80
     Bond              December 31, 2011      6.86         1.30 - 2.20       (2.49) - (1.61)
     Sub-Account       December 31, 2010      0.51         1.30 - 2.20         11.07 - 12.08

  MIST MetLife        September 30, 2014      0.71         0.90 - 2.35           1.04 - 2.14
     Asset             December 31, 2013      0.75         0.90 - 2.35         26.50 - 28.35
     Allocation 100    December 31, 2012      0.64         0.90 - 2.35          2.91 - 15.40
     Sub-Account       December 31, 2011      1.10         1.15 - 2.35       (7.96) - (6.85)
                       December 31, 2010      1.18         1.15 - 2.35         13.80 - 15.17

  MIST MetLife        September 30, 2014      1.77         0.90 - 2.35           4.70 - 5.84
     Balanced Plus     December 31, 2013      1.19         0.90 - 2.35         11.71 - 13.34
     Sub-Account       December 31, 2012        --         0.90 - 2.35          4.67 - 11.81
     (Commenced        December 31, 2011      0.27         1.15 - 2.25       (6.68) - (6.00)
     5/2/2011)

  MIST MetLife        September 30, 2014        --         1.15 - 2.25           3.49 - 4.34
     Multi-Index       December 31, 2013      0.55         1.15 - 2.25          4.04 - 11.65
     Targeted Risk     December 31, 2012        --         1.15 - 2.00           2.56 - 2.68
     Sub-Account
     (Commenced
     11/12/2012)

  MIST MFS            September 30, 2014      0.83         0.90 - 2.35       (2.46) - (1.40)
     Emerging          December 31, 2013      1.07         0.90 - 2.35       (7.19) - (5.83)
     Markets Equity    December 31, 2012      0.75         0.90 - 2.35          3.96 - 17.77
     Sub-Account       December 31, 2011      1.39         0.95 - 2.35     (20.59) - (19.48)
                       December 31, 2010      0.97         0.95 - 2.35         20.79 - 22.49

  MIST MFS            September 30, 2014      2.20         0.89 - 2.35       (4.77) - (3.54)
     Research          December 31, 2013      2.58         0.90 - 2.35         16.49 - 18.19
     International     December 31, 2012      1.89         0.90 - 2.35          6.35 - 15.60
     Sub-Account       December 31, 2011      1.88         0.95 - 2.35     (12.79) - (11.56)
                       December 31, 2010      1.70         0.95 - 2.35          8.83 - 10.35

  MIST Morgan         September 30, 2014        --         0.89 - 2.30       (2.89) - (1.64)
     Stanley Mid       December 31, 2013      0.60         0.89 - 2.30         35.86 - 38.07
     Cap Growth        December 31, 2012        --         0.89 - 2.30         (4.93) - 8.58
     Sub-Account       December 31, 2011      0.56         0.89 - 2.30       (9.04) - (7.49)
                       December 31, 2010      0.01         0.89 - 2.30         17.15 - 30.84



              METLIFE INVESTORS USA SEPARATE ACCOUNT A
             OF METLIFE INVESTORS USA INSURANCE COMPANY
      NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF
                                        -----------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO           NET
                                            UNITS         HIGHEST ($)      ASSETS ($)
                                        -------------  ----------------  --------------
  MIST              September 30, 2014      2,925,741     21.88 - 27.98      74,377,822
     Oppenheimer     December 31, 2013      3,127,720     21.72 - 27.49      78,398,573
     Global Equity   December 31, 2012        500,711     18.48 - 21.83       9,983,469
     Sub-Account     December 31, 2011        559,531     15.55 - 17.64       9,330,001
                     December 31, 2010        608,969     17.31 - 19.88      11,272,119

  MIST PanAgora     September 30, 2014      6,757,256              1.01       6,833,114
     Global
     Diversified
     Risk
     Sub-Account
     (Commenced
     4/28/2014)

  MIST PIMCO        September 30, 2014     52,570,046     13.41 - 15.83     769,389,311
     Inflation       December 31, 2013     57,648,505     13.13 - 15.33     821,456,089
     Protected Bond  December 31, 2012     64,013,091     14.82 - 17.05   1,021,039,296
     Sub-Account     December 31, 2011     63,087,877     13.90 - 15.36     936,595,819
                     December 31, 2010     52,467,468     12.81 - 13.99     711,162,874

  MIST PIMCO        September 30, 2014    109,184,280     12.25 - 19.57   1,864,493,266
     Total Return    December 31, 2013    118,419,838     12.03 - 19.16   1,993,786,948
     Sub-Account     December 31, 2012    128,302,689     12.42 - 19.67   2,234,370,461
                     December 31, 2011    132,311,947     11.50 - 18.11   2,140,758,433
                     December 31, 2010    111,149,390     11.27 - 17.67   1,761,602,464

  MIST Pioneer      September 30, 2014     12,535,169      2.70 - 29.54     297,571,152
     Fund            December 31, 2013     12,432,551      2.58 - 28.13     297,755,670
     Sub-Account     December 31, 2012     11,331,680      9.91 - 21.33     220,043,655
                     December 31, 2011      9,480,402      9.11 - 19.29     168,467,083
                     December 31, 2010      5,977,317     16.24 - 20.40     112,914,666

  MIST Pioneer      September 30, 2014     52,140,321      2.62 - 32.80     959,675,860
     Strategic       December 31, 2013     41,450,021      2.53 - 31.43     919,328,857
     Income          December 31, 2012     29,638,373     13.34 - 31.23     804,777,040
     Sub-Account     December 31, 2011     24,444,162     12.25 - 27.99     600,261,549
                     December 31, 2010     17,115,149     12.17 - 27.26     419,601,867

  MIST Pyramis      September 30, 2014     63,406,979     10.37 - 10.89     679,051,685
     Government      December 31, 2013     69,488,361     10.04 - 10.44     715,739,557
     Income          December 31, 2012     88,599,553     10.77 - 11.03     968,887,238
     Sub-Account     December 31, 2011     45,618,019     10.69 - 10.77     490,473,351
     (Commenced
     5/2/2011)

  MIST Pyramis      September 30, 2014     12,206,870     11.05 - 11.23     136,490,859
     Managed Risk    December 31, 2013      7,294,047     10.69 - 10.77      78,417,229
     Sub-Account
     (Commenced
     4/29/2013)



                                                        FOR THE PERIOD ENDED
                                        ---------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                           INCOME          LOWEST TO           LOWEST TO
                                          RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                        -------------  -----------------  -----------------
  MIST              September 30, 2014       0.81         0.90 - 2.30           0.72 - 1.78
     Oppenheimer     December 31, 2013       0.35         0.90 - 2.30         24.22 - 25.97
     Global Equity   December 31, 2012       1.40         0.90 - 1.95          8.80 - 19.84
     Sub-Account     December 31, 2011       1.79         0.95 - 1.95      (10.17) - (9.41)
                     December 31, 2010       1.34         0.95 - 1.95         13.69 - 14.83

  MIST PanAgora     September 30, 2014         --         1.15 - 2.00           0.83 - 1.19
     Global
     Diversified
     Risk
     Sub-Account
     (Commenced
     4/28/2014)

  MIST PIMCO        September 30, 2014       1.52         0.90 - 2.35           2.11 - 3.22
     Inflation       December 31, 2013       2.20         0.90 - 2.35     (11.38) - (10.09)
     Protected Bond  December 31, 2012       3.02         0.90 - 2.35           4.22 - 7.82
     Sub-Account     December 31, 2011       1.62         1.20 - 2.35           8.56 - 9.82
                     December 31, 2010       2.23         1.20 - 2.35           5.26 - 6.48

  MIST PIMCO        September 30, 2014       2.31         0.89 - 2.35           0.83 - 2.17
     Total Return    December 31, 2013       4.27         0.89 - 2.35       (4.19) - (2.59)
     Sub-Account     December 31, 2012       3.13         0.89 - 2.35           4.10 - 8.58
                     December 31, 2011       2.62         0.89 - 2.35         (0.31) - 2.51
                     December 31, 2010       3.20         0.89 - 2.35           5.65 - 7.45

  MIST Pioneer      September 30, 2014       1.66         0.90 - 2.30           3.91 - 5.00
     Fund            December 31, 2013       3.15         0.90 - 2.30          9.33 - 31.88
     Sub-Account     December 31, 2012       1.45         0.90 - 2.30           0.85 - 9.54
                     December 31, 2011       1.11         0.95 - 2.30      (11.94) - (5.45)
                     December 31, 2010       0.78         0.95 - 2.30         13.47 - 15.12

  MIST Pioneer      September 30, 2014       4.98         0.90 - 2.35           3.09 - 4.36
     Strategic       December 31, 2013       4.82         0.90 - 2.35         (0.94) - 1.21
     Income          December 31, 2012       4.73         0.90 - 2.35          6.09 - 10.56
     Sub-Account     December 31, 2011       4.36         0.95 - 2.35           1.06 - 2.65
                     December 31, 2010       4.58         0.95 - 2.20          5.21 - 11.12

  MIST Pyramis      September 30, 2014       2.60         0.90 - 2.35           3.24 - 4.36
     Government      December 31, 2013       1.55         0.90 - 2.35       (6.74) - (5.37)
     Income          December 31, 2012       0.02         0.90 - 2.35           0.74 - 1.96
     Sub-Account     December 31, 2011       0.89         1.15 - 2.25           6.96 - 7.75
     (Commenced
     5/2/2011)

  MIST Pyramis      September 30, 2014         --         1.15 - 2.25           3.38 - 4.23
     Managed Risk    December 31, 2013       1.65         1.15 - 2.25           4.66 - 5.43
     Sub-Account
     (Commenced
     4/29/2013)



              METLIFE INVESTORS USA SEPARATE ACCOUNT A
             OF METLIFE INVESTORS USA INSURANCE COMPANY
      NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                           AS OF
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MIST Schroders   September 30, 2014   397,697,858      1.18 - 1.23     481,711,796
     Global Multi-  December 31, 2013   375,261,358      1.14 - 1.17     435,205,689
     Asset          December 31, 2012   179,641,654      1.06 - 1.07     191,885,161
     Sub-Account
     (Commenced
     4/30/2012)

  MIST SSgA        September 30, 2014   103,454,213    13.60 - 15.50   1,517,270,912
     Growth and     December 31, 2013   110,435,377    13.34 - 15.03   1,578,178,677
     Income ETF     December 31, 2012   118,446,237    12.09 - 13.24   1,521,502,479
     Sub-Account    December 31, 2011   120,297,977    10.97 - 11.83   1,390,741,062
                    December 31, 2010    85,827,962    11.20 - 11.84     995,772,752

  MIST SSgA        September 30, 2014    34,151,387    13.48 - 15.36     494,855,575
     Growth ETF     December 31, 2013    35,919,224    13.27 - 14.96     509,607,858
     Sub-Account    December 31, 2012    36,733,044    11.51 - 12.55     448,167,959
                    December 31, 2011    37,984,453    10.24 - 11.04     409,132,829
                    December 31, 2010    29,136,066    10.71 - 11.41     325,453,346

  MIST T. Rowe     September 30, 2014    13,669,265   39.06 - 138.91     812,178,605
     Price Large    December 31, 2013    11,320,980   38.18 - 128.69     657,944,319
     Cap Value      December 31, 2012    12,231,249    28.88 - 96.83     536,790,380
     Sub-Account    December 31, 2011    13,446,503    24.76 - 82.60     507,039,092
                    December 31, 2010    14,212,118    26.09 - 86.60     558,423,606

  MIST T. Rowe     September 30, 2014    34,182,419    13.96 - 16.00     526,045,442
     Price Mid Cap  December 31, 2013    37,965,912    13.67 - 15.54     568,882,747
     Growth         December 31, 2012    41,941,697    10.24 - 11.53     467,536,275
     Sub-Account    December 31, 2011    44,089,511     9.22 - 10.28     439,146,325
                    December 31, 2010    40,356,445     9.67 - 10.58     414,850,131

  MIST Third       September 30, 2014    12,622,646    20.87 - 25.52     286,342,654
     Avenue Small   December 31, 2013    13,992,716    21.87 - 26.40     330,701,962
     Cap Value      December 31, 2012    15,859,523    16.91 - 20.06     287,540,317
     Sub-Account    December 31, 2011    18,611,699    14.67 - 17.11     290,532,427
                    December 31, 2010    18,793,984    16.49 - 18.91     327,520,477

  MIST WMC         September 30, 2014     1,170,332    12.82 - 15.68      16,496,420
     Large Cap      December 31, 2013     1,260,254    12.25 - 14.84      16,869,650
     Research       December 31, 2012     1,423,242     9.34 - 11.16      14,439,147
     Sub-Account    December 31, 2011     1,414,721      8.42 - 9.34      12,849,849
                    December 31, 2010     1,044,239      8.60 - 9.47       9,613,588

  MSF Baillie      September 30, 2014    27,551,303     4.32 - 14.43     270,460,329
     Gifford        December 31, 2013    29,549,817     4.51 - 15.12     303,453,047
     International  December 31, 2012       219,106     3.96 - 13.35       2,585,607
     Stock          December 31, 2011       282,028     3.36 - 11.37       2,803,543
     Sub-Account    December 31, 2010       318,412     4.26 - 14.47       3,979,701

  MSF Barclays     September 30, 2014    15,293,821     1.76 - 18.81     196,250,319
     Aggregate      December 31, 2013    13,536,937     1.71 - 18.22     162,571,849
     Bond Index     December 31, 2012    10,756,748     1.78 - 18.82     151,553,766
     Sub-Account    December 31, 2011     8,083,366     1.73 - 18.28     130,173,979
                    December 31, 2010     5,646,137    14.02 - 17.15      86,674,964

                                                      FOR THE PERIOD ENDED
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST Schroders   September 30, 2014       1.33        0.90 - 2.35           3.72 - 4.85
     Global Multi-  December 31, 2013       0.01        0.90 - 2.35           7.55 - 9.12
     Asset          December 31, 2012       1.49        0.90 - 2.35           5.01 - 6.03
     Sub-Account
     (Commenced
     4/30/2012)

  MIST SSgA        September 30, 2014       2.23        0.90 - 2.35           1.98 - 3.09
     Growth and     December 31, 2013       2.51        0.90 - 2.35         10.31 - 11.92
     Income ETF     December 31, 2012       2.40        1.10 - 2.35          4.01 - 11.55
     Sub-Account    December 31, 2011       1.70        1.15 - 2.35       (1.29) - (0.09)
                    December 31, 2010       1.05        1.15 - 2.20          9.80 - 10.96

  MIST SSgA        September 30, 2014       1.87        0.90 - 2.35           1.55 - 2.66
     Growth ETF     December 31, 2013       2.10        0.90 - 2.35         15.33 - 17.01
     Sub-Account    December 31, 2012       1.96        1.15 - 2.35          4.38 - 13.71
                    December 31, 2011       1.56        1.15 - 2.35       (4.40) - (3.24)
                    December 31, 2010       1.35        1.15 - 2.35         11.50 - 12.85

  MIST T. Rowe     September 30, 2014       1.21        0.89 - 2.35            4.97- 7.95
     Price Large    December 31, 2013       1.58        0.89 - 2.35         30.67 - 32.90
     Cap Value      December 31, 2012       1.50        0.89 - 2.35          6.92 - 17.22
     Sub-Account    December 31, 2011       0.70        0.89 - 2.35       (6.24) - (4.62)
                    December 31, 2010       1.11        0.89 - 2.35         14.30 - 16.29

  MIST T. Rowe     September 30, 2014         --        1.30 - 2.35           2.10 - 2.91
     Price Mid Cap  December 31, 2013       0.21        1.30 - 2.35         33.41 - 34.82
     Growth         December 31, 2012         --        1.30 - 2.35         11.03 - 12.21
     Sub-Account    December 31, 2011         --        1.30 - 2.35       (3.93) - (2.92)
                    December 31, 2010         --        1.30 - 2.35         24.72 - 26.05

  MIST Third       September 30, 2014       0.04        0.89 - 2.35       (4.57) - (3.35)
     Avenue Small   December 31, 2013       0.99        0.89 - 2.35         29.37 - 31.64
     Cap Value      December 31, 2012         --        0.89 - 2.35         15.23 - 17.22
     Sub-Account    December 31, 2011       1.10        0.89 - 2.35      (11.09) - (9.50)
                    December 31, 2010       1.17        0.89 - 2.35         17.11 - 19.08

  MIST WMC         September 30, 2014       0.80        0.90 - 2.30           4.62 - 5.62
     Large Cap      December 31, 2013       1.28        0.90 - 2.30         31.12 - 32.97
     Research       December 31, 2012       1.07        0.90 - 2.30        (0.27) - 11.75
     Sub-Account    December 31, 2011       0.92        1.55 - 2.30       (2.06) - (1.33)
                    December 31, 2010       1.06        1.55 - 2.30         10.01 - 10.85

  MSF Baillie      September 30, 2014       1.23        1.30 - 2.25       (4.96) - (4.21)
     Gifford        December 31, 2013       0.02        1.30 - 2.25          9.68 - 13.94
     International  December 31, 2012       1.14        1.40 - 1.90         17.11 - 17.85
     Stock          December 31, 2011       1.60        1.40 - 1.90     (21.63) - (20.99)
     Sub-Account    December 31, 2010       1.41        1.40 - 1.90           4.85 - 5.74

  MSF Barclays     September 30, 2014       2.72        0.89 - 2.25           1.90 - 3.23
     Aggregate      December 31, 2013       3.23        0.89 - 2.25       (4.74) - (3.19)
     Bond Index     December 31, 2012       3.45        0.89 - 2.25           1.27 - 2.98
     Sub-Account    December 31, 2011       3.22        0.89 - 2.25           4.77 - 6.56
                    December 31, 2010       2.64        0.89 - 2.25           3.30 - 5.11

              METLIFE INVESTORS USA SEPARATE ACCOUNT A
             OF METLIFE INVESTORS USA INSURANCE COMPANY
      NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF
                                          --------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                              UNITS       HIGHEST ($)     ASSETS ($)
                                          ------------  ---------------  -------------
  MSF BlackRock       September 30, 2014     1,089,514    46.32 - 75.24     61,748,837
     Bond Income       December 31, 2013     1,054,348    44.86 - 72.01     57,251,907
     Sub-Account       December 31, 2012     1,045,629    46.32 - 73.22     57,888,933
                       December 31, 2011       953,075    44.15 - 68.69     49,538,985
                       December 31, 2010       952,834    42.45 - 65.04     47,336,145

  MSF BlackRock       September 30, 2014       632,294    16.05 - 49.73     13,740,695
     Capital           December 31, 2013       721,215    15.83 - 48.60     15,272,342
     Appreciation      December 31, 2012       745,728    12.04 - 36.54     11,831,610
     Sub-Account       December 31, 2011       814,200    10.75 - 32.23     11,348,650
                       December 31, 2010       601,185    12.06 - 35.71      9,563,155

  MSF BlackRock       September 30, 2014       239,876    17.82 - 18.87      4,285,772
     Large Cap         December 31, 2013       225,190    16.80 - 17.73      3,792,926
     Value             December 31, 2012       230,438    12.89 - 13.54      2,977,532
     Sub-Account       December 31, 2011       252,494    11.44 - 11.96      2,890,664
                       December 31, 2010       253,453    11.33 - 11.79      2,872,585

  MSF BlackRock       September 30, 2014    42,457,583     2.34 - 25.70    437,247,016
     Money Market      December 31, 2013    44,329,198     2.36 - 25.88    461,342,890
     Sub-Account       December 31, 2012    53,484,009     9.33 - 25.53    569,109,901
                       December 31, 2011    59,067,302     9.55 - 25.84    633,625,012
                       December 31, 2010    51,015,018     9.77 - 26.15    553,885,805

  MSF Frontier Mid    September 30, 2014     4,377,880    16.67 - 18.60     78,804,365
     Cap Growth        December 31, 2013     4,767,721    16.33 - 18.08     83,651,163
     Sub-Account
     (Commenced
     4/29/2013)

  MSF Jennison        September 30, 2014    28,875,018     4.12 - 20.84    542,399,002
     Growth            December 31, 2013    32,574,197     3.93 - 19.82    585,624,219
     Sub-Account       December 31, 2012    35,125,323     2.91 - 14.55    468,764,846
                       December 31, 2011    20,877,221     2.55 - 12.29    248,172,110
                       December 31, 2010    20,230,170     2.57 - 12.42    243,817,657

  MSF Loomis          September 30, 2014       266,822    43.49 - 54.45     12,997,648
     Sayles Small      December 31, 2013       283,327    46.30 - 57.49     14,610,773
     Cap Core          December 31, 2012       330,015    33.68 - 41.36     12,332,225
     Sub-Account       December 31, 2011       310,374    30.16 - 36.63     10,317,247
                       December 31, 2010       214,307    30.76 - 36.95      7,224,075

  MSF Loomis          September 30, 2014        16,517    15.82 - 17.14        275,632
     Small Cap         December 31, 2013        12,506    17.15 - 18.50        226,802
     Growth Sayles     December 31, 2012         3,306    11.73 - 12.58         40,927
     Sub-Account
     (Commenced
     4/30/2012)

  MSF Met/Artisan     September 30, 2014    11,639,081    19.13 - 54.88    251,395,833
     Mid Cap Value     December 31, 2013    13,125,790    19.41 - 55.03    285,771,010
     Sub-Account       December 31, 2012    13,419,571    14.54 - 40.57    217,257,576
                       December 31, 2011    14,599,235    13.33 - 36.59    215,514,020
                       December 31, 2010    15,163,945    12.80 - 34.58    213,857,206

                                                         FOR THE PERIOD ENDED
                                          -------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                             INCOME          LOWEST TO         LOWEST TO
                                            RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          -------------  ----------------  ----------------
  MSF BlackRock       September 30, 2014      3.26         0.89 - 2.30          3.26 - 4.48
     Bond Income       December 31, 2013      3.83         0.89 - 2.30      (3.17) - (1.65)
     Sub-Account       December 31, 2012      2.54         0.89 - 2.30          3.74 - 6.59
                       December 31, 2011      3.84         0.89 - 2.30          4.00 - 5.62
                       December 31, 2010      3.77         0.89 - 2.30          5.72 - 7.38

  MSF BlackRock       September 30, 2014      0.06         0.89 - 2.30          1.25 - 2.32
     Capital           December 31, 2013      0.79         0.89 - 2.30        31.17 - 33.03
     Appreciation      December 31, 2012      0.32         0.89 - 2.30       (0.88) - 13.35
     Sub-Account       December 31, 2011      0.17         0.89 - 2.30     (11.01) - (9.75)
                       December 31, 2010      0.22         0.89 - 2.30        17.10 - 18.76

  MSF BlackRock       September 30, 2014      1.27         0.89 - 1.35          6.07 - 6.43
     Large Cap         December 31, 2013      1.38         0.89 - 1.35        30.28 - 30.88
     Value             December 31, 2012      1.61         0.89 - 1.35        12.74 - 13.27
     Sub-Account       December 31, 2011      1.16         0.89 - 1.35          0.97 - 1.44
                       December 31, 2010      1.09         0.89 - 1.35          7.75 - 8.26

  MSF BlackRock       September 30, 2014        --         0.90 - 2.35      (1.74) - (0.67)
     Money Market      December 31, 2013        --         0.90 - 2.35      (2.32) - (0.37)
     Sub-Account       December 31, 2012        --         0.95 - 2.35      (2.34) - (0.74)
                       December 31, 2011        --         0.95 - 2.35      (2.32) - (0.94)
                       December 31, 2010        --         0.95 - 2.35      (2.32) - (0.64)

  MSF Frontier Mid    September 30, 2014        --         1.30 - 2.35          2.07 - 2.87
     Cap Growth        December 31, 2013        --         1.30 - 2.35        19.21 - 20.07
     Sub-Account
     (Commenced
     4/29/2013)

  MSF Jennison        September 30, 2014      0.04         0.90 - 2.35          3.99 - 5.19
     Growth            December 31, 2013      0.20         0.90 - 2.35        33.56 - 35.51
     Sub-Account       December 31, 2012      0.01         0.95 - 2.35       (4.12) - 14.17
                       December 31, 2011      0.06         1.30 - 2.35      (2.11) - (0.86)
                       December 31, 2010      0.38         1.30 - 2.35         8.74 - 10.07

  MSF Loomis          September 30, 2014        --         1.20 - 2.30      (6.06) - (5.29)
     Sayles Small      December 31, 2013      0.23         1.20 - 2.30        37.49 - 39.01
     Cap Core          December 31, 2012        --         1.20 - 2.30        11.66 - 12.90
     Sub-Account       December 31, 2011        --         1.20 - 2.30      (1.94) - (0.86)
                       December 31, 2010        --         1.20 - 2.30        24.32 - 25.69

  MSF Loomis          September 30, 2014        --         0.90 - 1.50      (7.76) - (7.35)
     Small Cap         December 31, 2013        --         0.90 - 1.50        46.17 - 47.05
     Growth Sayles     December 31, 2012        --         0.90 - 1.50      (1.28) - (0.88)
     Sub-Account
     (Commenced
     4/30/2012)

  MSF Met/Artisan     September 30, 2014      0.54         0.89 - 2.35      (1.53) - (0.26)
     Mid Cap Value     December 31, 2013      0.77         0.89 - 2.35        33.34 - 35.64
     Sub-Account       December 31, 2012      0.80         0.89 - 2.35         8.98 - 10.87
                       December 31, 2011      0.79         0.89 - 2.35          4.02 - 5.81
                       December 31, 2010      0.59         0.89 - 2.35        12.09 - 14.02

              METLIFE INVESTORS USA SEPARATE ACCOUNT A
             OF METLIFE INVESTORS USA INSURANCE COMPANY
      NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                           AS OF
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MSF Met/         September 30, 2014     2,888,998    19.04 - 20.68      57,362,048
     Dimensional    December 31, 2013     3,208,551    19.88 - 21.38      66,162,419
     International  December 31, 2012     3,203,412    15.91 - 16.90      52,618,293
     Small Company  December 31, 2011     3,336,605    13.82 - 14.29      47,225,164
     Sub-Account    December 31, 2010     2,082,274    16.89 - 17.28      35,750,236

  MSF MetLife      September 30, 2014     2,738,386    13.11 - 14.82      38,043,605
     Asset          December 31, 2013       557,035    12.93 - 13.63       7,497,408
     Allocation 20  December 31, 2012       735,694    12.67 - 13.27       9,655,026
     Sub-Account    December 31, 2011       850,770    11.86 - 12.35      10,395,348
                    December 31, 2010       830,223    11.74 - 12.15       9,998,191

  MSF MetLife      September 30, 2014   357,284,580    13.28 - 15.34   5,162,735,616
     Asset          December 31, 2013       550,896    13.60 - 14.27       7,732,376
     Allocation 40  December 31, 2012       588,986    12.52 - 13.07       7,576,787
     Sub-Account    December 31, 2011       608,383    11.48 - 11.91       7,143,945
                    December 31, 2010       782,775    11.60 - 11.97       9,257,856

  MSF MetLife      September 30, 2014   500,947,076    14.08 - 19.41   7,579,675,172
     Asset          December 31, 2013     3,073,122    13.90 - 14.77      44,655,421
     Allocation 60  December 31, 2012     3,326,548    12.05 - 12.71      41,689,448
     Sub-Account    December 31, 2011     3,930,913    10.88 - 11.40      44,282,730
                    December 31, 2010     4,192,524    11.28 - 11.74      48,715,861

  MSF MetLife      September 30, 2014   429,683,934    14.12 - 20.19   6,540,296,593
     Asset          December 31, 2013     3,927,901    14.05 - 14.80      57,260,787
     Allocation 80  December 31, 2012     4,335,356    11.55 - 12.09      51,720,857
     Sub-Account    December 31, 2011     4,632,179    10.23 - 10.65      48,721,974
                    December 31, 2010     5,194,016    10.86 - 11.24      57,766,976

  MSF MetLife      September 30, 2014     5,156,512     2.70 - 28.86     120,090,260
     Mid Cap Stock  December 31, 2013     5,501,359     2.64 - 28.20     125,884,078
     Index          December 31, 2012     4,914,049     2.01 - 21.37      88,989,701
     Sub-Account    December 31, 2011     4,708,991     1.73 - 18.33      77,805,929
                    December 31, 2010     3,443,301    15.77 - 18.85      59,472,935

  MSF MetLife      September 30, 2014    27,173,419     6.73 - 74.46     566,809,210
     Stock Index    December 31, 2013    28,624,388     6.28 - 69.33     561,274,487
     Sub-Account    December 31, 2012    29,109,224     4.82 - 52.98     446,759,028
                    December 31, 2011    25,347,914     4.22 - 46.18     355,993,780
                    December 31, 2010    23,801,960    11.03 - 45.76     343,187,076

  MSF MFS Total    September 30, 2014       778,208    47.75 - 74.27      45,809,776
     Return         December 31, 2013       814,124    46.24 - 71.07      46,044,412
     Sub-Account    December 31, 2012       730,405    41.41 - 60.26      35,344,618
                    December 31, 2011       826,212    38.00 - 54.49      36,390,818
                    December 31, 2010       929,202    37.99 - 53.68      40,676,709

  MSF MFS Value    September 30, 2014    11,436,383    12.36 - 24.72     253,111,243
     Sub-Account    December 31, 2013    12,139,878    12.05 - 23.85     260,473,964
                    December 31, 2012     3,025,966    14.12 - 17.78      48,275,261
                    December 31, 2011     3,145,406    12.27 - 14.81      43,754,913
                    December 31, 2010     3,234,649    12.33 - 14.90      45,430,281

                                                      FOR THE PERIOD ENDED
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF Met/         September 30, 2014       1.97        0.90 - 2.30       (4.25) - (3.24)
     Dimensional    December 31, 2013       1.72        0.90 - 2.30         24.70 - 26.46
     International  December 31, 2012       2.19        0.90 - 2.35          3.91 - 16.37
     Small Company  December 31, 2011       1.94        1.30 - 2.35     (18.19) - (17.33)
     Sub-Account    December 31, 2010       1.30        1.30 - 2.35         19.74 - 21.01

  MSF MetLife      September 30, 2014       1.63        0.90 - 2.15           0.64 - 1.95
     Asset          December 31, 2013       3.04        1.55 - 2.15           2.07 - 2.68
     Allocation 20  December 31, 2012       3.27        1.55 - 2.15           6.85 - 7.49
     Sub-Account    December 31, 2011       2.37        1.55 - 2.15           1.06 - 1.66
                    December 31, 2010       4.06        1.55 - 2.15           7.71 - 8.36

  MSF MetLife      September 30, 2014       0.01        0.90 - 2.35           1.04 - 2.11
     Asset          December 31, 2013       2.53        1.55 - 2.10           8.62 - 9.22
     Allocation 40  December 31, 2012       2.95        1.55 - 2.10           9.13 - 9.74
     Sub-Account    December 31, 2011       2.14        1.55 - 2.10       (1.04) - (0.50)
                    December 31, 2010       3.38        1.55 - 2.10           9.21 - 9.81

  MSF MetLife      September 30, 2014       0.02        0.90 - 2.35           1.31 - 2.16
     Asset          December 31, 2013       2.00        1.55 - 2.25         15.36 - 16.17
     Allocation 60  December 31, 2012       2.39        1.55 - 2.25         10.71 - 11.49
     Sub-Account    December 31, 2011       1.52        1.55 - 2.25       (3.55) - (2.89)
                    December 31, 2010       2.53        1.55 - 2.25         10.65 - 11.44

  MSF MetLife      September 30, 2014       0.02        0.90 - 2.35           1.38 - 2.65
     Asset          December 31, 2013       1.46        1.55 - 2.15         21.67 - 22.40
     Allocation 80  December 31, 2012       1.91        1.55 - 2.15         12.92 - 13.60
     Sub-Account    December 31, 2011       1.43        1.55 - 2.15       (5.81) - (5.25)
                    December 31, 2010       2.14        1.55 - 2.15         12.25 - 12.94

  MSF MetLife      September 30, 2014       0.84        0.89 - 2.35           1.05 - 2.36
     Mid Cap Stock  December 31, 2013       1.00        0.89 - 2.35         29.67 - 31.97
     Index          December 31, 2012       0.82        0.89 - 2.35         14.53 - 16.55
     Sub-Account    December 31, 2011       0.70        0.89 - 2.35       (4.50) - (2.76)
                    December 31, 2010       0.76        0.89 - 2.20         23.19 - 25.17

  MSF MetLife      September 30, 2014       1.53        0.89 - 2.90           5.71 - 7.40
     Stock Index    December 31, 2013       1.68        0.89 - 2.90         28.14 - 30.85
     Sub-Account    December 31, 2012       1.55        0.89 - 2.90         12.30 - 14.73
                    December 31, 2011       1.55        0.89 - 2.90         (1.15) - 0.94
                    December 31, 2010       1.63        0.89 - 2.90         11.41 - 13.81

  MSF MFS Total    September 30, 2014       2.25        0.89 - 2.30           3.25 - 4.51
     Return         December 31, 2013       2.31        0.89 - 2.30         16.06 - 17.94
     Sub-Account    December 31, 2012       2.78        0.89 - 2.15          2.75 - 10.59
                    December 31, 2011       2.68        0.89 - 2.15           0.04 - 1.51
                    December 31, 2010       2.91        0.89 - 2.15           7.53 - 9.10

  MSF MFS Value    September 30, 2014       1.57        0.89 - 2.35           2.49 - 3.79
     Sub-Account    December 31, 2013       0.55        0.89 - 2.35         17.10 - 34.53
                    December 31, 2012       1.94        0.89 - 2.30          3.00 - 15.61
                    December 31, 2011       1.57        0.89 - 2.30       (1.43) - (0.04)
                    December 31, 2010       1.32        0.89 - 2.30          8.89 - 10.44

              METLIFE INVESTORS USA SEPARATE ACCOUNT A
             OF METLIFE INVESTORS USA INSURANCE COMPANY
      NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  MSF MSCI EAFE        September 30, 2014     8,363,152     1.56 - 16.94     102,494,870
     Index              December 31, 2013     8,809,646     1.61 - 17.40     112,197,169
     Sub-Account        December 31, 2012     7,172,234     1.34 - 14.41      81,404,548
                        December 31, 2011     6,390,970     1.15 - 12.29      69,159,210
                        December 31, 2010     4,636,491    11.54 - 14.17      58,834,689

  MSF Neuberger        September 30, 2014     7,364,190    17.21 - 25.97     147,460,037
     Berman Genesis     December 31, 2013     8,020,175    18.58 - 27.70     172,247,460
     Sub-Account        December 31, 2012       626,194    16.44 - 20.18      11,798,908
                        December 31, 2011       647,811    15.96 - 18.50      11,266,993
                        December 31, 2010       578,563    16.81 - 17.64       9,730,049

  MSF Russell 2000     September 30, 2014     5,667,078     2.60 - 28.50     129,219,047
     Index              December 31, 2013     5,835,501     2.74 - 29.98     141,070,458
     Sub-Account        December 31, 2012     5,078,788     2.01 - 21.83      91,750,975
                        December 31, 2011     3,926,223     1.75 - 18.93      64,081,468
                        December 31, 2010     2,703,578     7.11 - 19.92      46,792,763

  MSF T. Rowe Price    September 30, 2014    14,631,907     7.71 - 55.08     157,244,413
     Large Cap          December 31, 2013    14,688,080     8.03 - 53.41     151,930,071
     Growth             December 31, 2012        39,346    35.99 - 39.07       1,501,612
     Sub-Account        December 31, 2011        44,809    30.91 - 33.42       1,465,621
                        December 31, 2010        40,496    31.93 - 34.38       1,365,647

  MSF T. Rowe Price    September 30, 2014       341,586    25.51 - 35.49       9,975,394
     Small Cap          December 31, 2013       356,919    25.98 - 35.74      10,522,813
     Growth             December 31, 2012       380,162    18.41 - 24.95       7,808,995
     Sub-Account        December 31, 2011       417,381    16.23 - 21.67       7,500,142
                        December 31, 2010       465,332    16.01 - 21.48       8,285,648

  MSF Van Eck          September 30, 2014     5,610,280    16.42 - 17.27      95,542,166
     Global Natural     December 31, 2013     6,278,667    16.43 - 17.17     106,449,499
     Resources          December 31, 2012     7,200,491    15.15 - 15.70     111,896,983
     Sub-Account        December 31, 2011     6,910,683    15.07 - 15.51     106,332,935
                        December 31, 2010     3,967,225    18.49 - 18.86      74,371,723

  MSF Western          September 30, 2014    15,852,950    14.94 - 19.75     284,302,071
     Asset              December 31, 2013    16,417,493    14.93 - 19.52     291,870,388
     Management         December 31, 2012    17,244,875    15.42 - 19.89     313,310,285
     U.S. Government    December 31, 2011    16,038,241    15.32 - 19.49     285,529,978
     Sub-Account        December 31, 2010    12,558,586    14.90 - 18.69     214,907,918

  MSF WMC Core         September 30, 2014    32,799,666    16.46 - 54.67     617,623,784
     Equity             December 31, 2013    36,209,587    16.00 - 52.55     658,561,438
     Opportunities      December 31, 2012    41,401,029    12.26 - 39.65     572,327,325
     Sub-Account        December 31, 2011    48,368,185    11.12 - 35.45     599,153,697
                        December 31, 2010    46,415,423    11.87 - 37.27     606,785,200

  Neuberger Berman     September 30, 2014           474            21.76          10,304
     Genesis            December 31, 2013           474            23.21          10,991
     Sub-Account        December 31, 2012           474            17.11           8,101
                        December 31, 2011           474            15.72           7,443
                        December 31, 2010           571            15.16           8,663

                                                           FOR THE PERIOD ENDED
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  MSF MSCI EAFE        September 30, 2014       2.40        0.89 - 2.25       (3.79) - (2.65)
     Index              December 31, 2013       2.89        0.89 - 2.25         18.74 - 20.78
     Sub-Account        December 31, 2012       2.89        0.89 - 2.15         15.42 - 17.27
                        December 31, 2011       2.23        0.89 - 2.15     (14.50) - (13.28)
                        December 31, 2010       2.24        0.89 - 2.15           5.47 - 7.24

  MSF Neuberger        September 30, 2014       0.22        0.89 - 2.35       (7.44) - (6.26)
     Berman Genesis     December 31, 2013       0.10        0.89 - 2.35         24.94 - 37.30
     Sub-Account        December 31, 2012       0.34        0.89 - 2.30           7.25 - 9.05
                        December 31, 2011       0.73        0.89 - 1.95         (7.38) - 4.87
                        December 31, 2010       0.51        0.89 - 1.35         19.95 - 20.50

  MSF Russell 2000     September 30, 2014       0.96        0.89 - 2.35       (6.15) - (4.95)
     Index              December 31, 2013       1.29        0.89 - 2.35         34.91 - 37.33
     Sub-Account        December 31, 2012       0.88        0.89 - 2.35         13.24 - 15.31
                        December 31, 2011       0.84        0.89 - 2.35       (6.46) - (4.95)
                        December 31, 2010       0.77        0.89 - 2.35         23.61 - 25.79

  MSF T. Rowe Price    September 30, 2014         --        0.89 - 2.35           2.48 - 9.52
     Large Cap          December 31, 2013         --        0.89 - 2.35         26.10 - 37.93
     Growth             December 31, 2012         --        1.50 - 1.90         16.43 - 16.90
     Sub-Account        December 31, 2011         --        1.50 - 1.90       (3.19) - (2.80)
                        December 31, 2010       0.07        1.50 - 1.90         14.55 - 15.01

  MSF T. Rowe Price    September 30, 2014       0.01        0.89 - 2.15       (1.79) - (0.70)
     Small Cap          December 31, 2013       0.22        0.89 - 2.15         41.11 - 43.27
     Growth             December 31, 2012         --        0.89 - 2.15         13.43 - 15.14
     Sub-Account        December 31, 2011         --        0.89 - 2.15         (0.70) - 0.87
                        December 31, 2010         --        0.89 - 2.30         31.60 - 33.71

  MSF Van Eck          September 30, 2014       0.26        1.30 - 2.15         (0.02) - 0.62
     Global Natural     December 31, 2013       0.66        1.30 - 2.15           8.40 - 9.32
     Resources          December 31, 2012         --        1.30 - 2.15           0.38 - 1.25
     Sub-Account        December 31, 2011       1.10        1.30 - 2.20     (18.49) - (17.75)
                        December 31, 2010       0.25        1.30 - 2.20         26.22 - 27.36

  MSF Western          September 30, 2014       1.67        0.95 - 2.35           0.09 - 1.15
     Asset              December 31, 2013       1.95        0.95 - 2.35       (3.21) - (1.84)
     Management         December 31, 2012       1.85        0.95 - 2.35           0.64 - 2.07
     U.S. Government    December 31, 2011       1.20        0.95 - 2.35           2.83 - 4.28
     Sub-Account        December 31, 2010       2.24        0.95 - 2.35           3.04 - 4.50

  MSF WMC Core         September 30, 2014       0.58        0.89 - 2.35           2.78 - 4.04
     Equity             December 31, 2013       1.27        0.89 - 2.35         30.43 - 32.52
     Opportunities      December 31, 2012       0.72        0.89 - 2.35          1.16 - 11.86
     Sub-Account        December 31, 2011       1.01        0.89 - 2.35      (11.86) - (4.88)
                        December 31, 2010       0.87        0.89 - 2.35          9.22 - 11.01

  Neuberger Berman     September 30, 2014         --               0.89                (6.25)
     Genesis            December 31, 2013       0.32               0.89                 35.68
     Sub-Account        December 31, 2012       0.21               0.89                  8.84
                        December 31, 2011       0.84               0.89                  3.67
                        December 31, 2010         --               0.89                 20.30

              METLIFE INVESTORS USA SEPARATE ACCOUNT A
             OF METLIFE INVESTORS USA INSURANCE COMPANY
      NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF
                                          ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                              UNITS        HIGHEST ($)     ASSETS ($)
                                          ------------  ---------------  --------------
  Oppenheimer VA      September 30, 2014         1,493             6.05           9,039
     Core Bond         December 31, 2013         1,493             5.79           8,646
     Sub-Account       December 31, 2012         1,541             5.88           9,058
                       December 31, 2011         1,878             5.41          10,150
                       December 31, 2010         1,952             5.06           9,885

  Oppenheimer VA      September 30, 2014           443            10.38           4,598
     Global Strategic  December 31, 2013           443            10.15           4,492
     Income            December 31, 2012           443            10.30           4,562
     Sub-Account       December 31, 2011           443             9.20           4,075
                       December 31, 2010           443             9.25           4,097

  Oppenheimer VA      September 30, 2014        13,551             7.71         104,453
     Main Street       December 31, 2013        14,316             7.27         104,039
     Sub-Account       December 31, 2012        14,959             5.59          83,663
                       December 31, 2011        22,109             4.85         107,300
                       December 31, 2010        24,227             4.92         119,249

  Oppenheimer VA      September 30, 2014     4,447,474    15.95 - 27.50     115,816,123
     Main Street       December 31, 2013     4,655,290    16.15 - 27.82     123,045,407
     Small Cap         December 31, 2012     5,041,901    11.62 - 19.97      96,092,155
     Sub-Account       December 31, 2011     4,964,464     9.98 - 17.13      81,494,321
                       December 31, 2010     4,127,208    10.35 - 17.72      70,331,777

  Oppenheimer VA      September 30, 2014           696             5.47           3,806
     Money             December 31, 2013           723             5.53           4,000
     Sub-Account       December 31, 2012        20,150             5.61         112,965
                       December 31, 2011        20,177             5.69         114,709
                       December 31, 2010        20,177             5.76         116,310

  Pioneer VCT         September 30, 2014     1,605,767    39.96 - 48.61      71,607,989
     Mid Cap Value     December 31, 2013     1,719,853    37.64 - 45.45      71,900,042
     Sub-Account       December 31, 2012     1,769,793    28.91 - 34.56      56,444,927
                       December 31, 2011     1,688,831    26.60 - 31.48      49,145,077
                       December 31, 2010     1,493,349    28.81 - 33.76      46,621,818

  Pioneer VCT Real    September 30, 2014        10,004    23.83 - 26.51         249,854
     Estate Shares     December 31, 2013        11,399    21.20 - 23.46         252,653
     Sub-Account       December 31, 2012        10,700    21.29 - 23.38         237,514
                       December 31, 2011        12,968    18.70 - 20.38         251,847
                       December 31, 2010        12,983    17.38 - 18.80         234,208

  T. Rowe Price       September 30, 2014        53,034           138.13       7,325,715
     Growth Stock      December 31, 2013        62,571           133.27       8,339,192
     Sub-Account       December 31, 2012        66,302            96.60       6,404,585
                       December 31, 2011        73,401            81.96       6,015,937
                       December 31, 2010        85,875            83.50       7,170,858

  T. Rowe Price       September 30, 2014        40,174            15.84         636,257
     International     December 31, 2013        41,360            15.85         655,401
     Stock             December 31, 2012        45,736            13.99         639,881
     Sub-Account       December 31, 2011        59,337            11.89         705,529
                       December 31, 2010        68,117            13.68         932,126



                                                        FOR THE PERIOD ENDED
                                          -------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                             INCOME          LOWEST TO         LOWEST TO
                                            RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          -------------  ----------------  ----------------
  Oppenheimer VA      September 30, 2014       5.26               1.40                 4.55
     Core Bond         December 31, 2013       5.14               1.40               (1.49)
     Sub-Account       December 31, 2012       4.67               1.40                 8.75
                       December 31, 2011       5.76               1.40                 6.77
                       December 31, 2010       4.81               1.40                 9.87

  Oppenheimer VA      September 30, 2014       4.25               1.40                 2.34
     Global Strategic  December 31, 2013       4.99               1.40               (1.52)
     Income            December 31, 2012       5.95               1.40                11.95
     Sub-Account       December 31, 2011       3.19               1.40               (0.55)
                       December 31, 2010      16.19               1.40                13.38

  Oppenheimer VA      September 30, 2014       0.84               1.40                 6.06
     Main Street       December 31, 2013       1.10               1.40                29.94
     Sub-Account       December 31, 2012       0.86               1.40                15.24
                       December 31, 2011       1.27               1.40               (1.40)
                       December 31, 2010       1.11               1.40                14.49

  Oppenheimer VA      September 30, 2014       0.64        0.95 - 1.75      (1.72) - (1.13)
     Main Street       December 31, 2013       0.70        0.95 - 1.75        38.19 - 39.29
     Small Cap         December 31, 2012       0.33        0.95 - 1.75        15.62 - 16.55
     Sub-Account       December 31, 2011       0.36        0.95 - 1.75      (4.07) - (3.30)
                       December 31, 2010       0.37        0.95 - 1.75        20.92 - 21.90

  Oppenheimer VA      September 30, 2014         --               1.40               (1.03)
     Money             December 31, 2013       0.01               1.40               (1.38)
     Sub-Account       December 31, 2012       0.01               1.40               (1.39)
                       December 31, 2011       0.01               1.40               (1.37)
                       December 31, 2010       0.03               1.40               (1.37)

  Pioneer VCT         September 30, 2014       0.65        0.95 - 1.95          6.18 - 6.97
     Mid Cap Value     December 31, 2013       0.74        0.95 - 1.95        30.19 - 31.50
     Sub-Account       December 31, 2012       0.84        0.95 - 1.95          8.67 - 9.77
                       December 31, 2011       0.64        0.95 - 1.95      (7.66) - (6.73)
                       December 31, 2010       0.87        0.95 - 1.95        15.62 - 16.78

  Pioneer VCT Real    September 30, 2014       1.78        1.20 - 1.95        12.38 - 13.01
     Estate Shares     December 31, 2013       2.16        1.20 - 1.95        (0.42) - 0.33
     Sub-Account       December 31, 2012       2.11        1.20 - 1.95        13.84 - 14.70
                       December 31, 2011       2.24        1.20 - 1.95          7.64 - 8.45
                       December 31, 2010       2.42        1.20 - 1.95        26.06 - 27.01

  T. Rowe Price       September 30, 2014         --               0.89                 3.64
     Growth Stock      December 31, 2013       0.04               0.89                37.97
     Sub-Account       December 31, 2012       0.18               0.89                17.86
                       December 31, 2011       0.02               0.89               (1.85)
                       December 31, 2010       0.06               0.89                15.89

  T. Rowe Price       September 30, 2014         --               0.89               (0.05)
     International     December 31, 2013       0.97               0.89                13.26
     Stock             December 31, 2012       1.21               0.89                17.66
     Sub-Account       December 31, 2011       1.20               0.89              (13.11)
                       December 31, 2010       1.13               0.89                13.46



              METLIFE INVESTORS USA SEPARATE ACCOUNT A
             OF METLIFE INVESTORS USA INSURANCE COMPANY
      NOTES TO THE INTERIM FINANCIAL STATEMENTS -- (CONCLUDED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                            AS OF
                                         --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                             UNITS      HIGHEST ($)      ASSETS ($)
                                         -----------  ---------------  --------------
  T. Rowe Price      September 30, 2014       36,898            17.48         644,888
     Prime Reserve    December 31, 2013       31,743            17.59         558,449
     Sub-Account      December 31, 2012       40,746            17.75         723,146
                      December 31, 2011       54,384            17.91         973,756
                      December 31, 2010       70,013            18.06       1,264,618

                                                       FOR THE PERIOD ENDED
                                         ------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                            INCOME          LOWEST TO        LOWEST TO
                                           RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                         -------------  ----------------  ---------------
  T. Rowe Price      September 30, 2014      0.01               0.89               (0.66)
     Prime Reserve    December 31, 2013      0.01               0.89               (0.87)
     Sub-Account      December 31, 2012      0.01               0.89               (0.88)
                      December 31, 2011      0.01               0.89               (0.87)
                      December 31, 2010      0.01               0.89               (0.87)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio, series or fund of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

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
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors USA Separate Account A and Board of Directors of
MetLife Investors USA Insurance Company

We have audited the accompanying statements of assets and liabilities of MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Investors USA Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2013, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2013, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2014

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2013


                                                                                                                   AMERICAN FUNDS
                                                    ALGER             AMERICAN FUNDS         AMERICAN FUNDS         GLOBAL SMALL
                                              SMALL CAP GROWTH             BOND               GLOBAL GROWTH        CAPITALIZATION
                                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   --------------------   -------------------    -------------------
ASSETS:
   Investments at fair value..............   $        63,772,200   $        146,158,384   $       314,826,299    $       124,184,057
   Due from MetLife Investors
     USA Insurance Company................                    --                     --                    --                     --
                                             -------------------   --------------------   -------------------    -------------------
        Total Assets......................            63,772,200            146,158,384           314,826,299            124,184,057
                                             -------------------   --------------------   -------------------    -------------------
LIABILITIES:
   Accrued fees...........................                    --                     32                    93                     52
   Due to MetLife Investors
     USA Insurance Company................                     1                      1                     3                      2
                                             -------------------   --------------------   -------------------    -------------------
        Total Liabilities.................                     1                     33                    96                     54
                                             -------------------   --------------------   -------------------    -------------------

NET ASSETS................................   $        63,772,199   $        146,158,351   $       314,826,203    $       124,184,003
                                             ===================   ====================   ===================    ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        63,772,199   $        146,137,922   $       314,815,262    $       124,172,760
   Net assets from contracts in payout....                    --                 20,429                10,941                 11,243
                                             -------------------   --------------------   -------------------    -------------------
        Total Net Assets..................   $        63,772,199   $        146,158,351   $       314,826,203    $       124,184,003
                                             ===================   ====================   ===================    ===================


 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                            AMERICAN FUNDS        AMERICAN FUNDS             DWS I          FEDERATED HIGH
                                                GROWTH             GROWTH-INCOME         INTERNATIONAL        INCOME BOND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       856,560,270  $        388,320,093  $        18,592,801  $            26,171
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Assets....................          856,560,270           388,320,093           18,592,801               26,171
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   64                   100                    7                    5
   Due to MetLife Investors
     USA Insurance Company..............                    2                     3                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                   66                   103                    7                    5
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $       856,560,204  $        388,319,990  $        18,592,794  $            26,166
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       856,524,635  $        388,260,143  $        18,592,794  $            26,166
   Net assets from contracts in payout..               35,569                59,847                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $       856,560,204  $        388,319,990  $        18,592,794  $            26,166
                                          ===================  ====================  ===================  ===================

                                                FEDERATED          FIDELITY VIP          FIDELITY VIP        FIDELITY VIP
                                                 KAUFMAN           ASSET MANAGER          CONTRAFUND         EQUITY-INCOME
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $            44,909  $         88,274,484  $       611,972,984  $         5,954,600
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Assets....................               44,909            88,274,484          611,972,984            5,954,600
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    2                     1                   45                   --
   Due to MetLife Investors
     USA Insurance Company..............                   --                    --                   13                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                    2                     1                   58                   --
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $            44,907  $         88,274,483  $       611,972,926  $         5,954,600
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            44,907  $         88,274,483  $       611,972,926  $         5,954,600
   Net assets from contracts in payout..                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $            44,907  $         88,274,483  $       611,972,926  $         5,954,600
                                          ===================  ====================  ===================  ===================

                                              FIDELITY VIP          FIDELITY VIP
                                            FUNDSMANAGER 50%      FUNDSMANAGER 60%
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $      2,033,793,788  $     4,031,523,824
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --
                                          --------------------  -------------------
        Total Assets....................         2,033,793,788        4,031,523,824
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    --                   --
   Due to MetLife Investors
     USA Insurance Company..............                    --                   --
                                          --------------------  -------------------
        Total Liabilities...............                    --                   --
                                          --------------------  -------------------

NET ASSETS..............................  $      2,033,793,788  $     4,031,523,824
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      2,033,793,788  $     4,031,523,824
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
        Total Net Assets................  $      2,033,793,788  $     4,031,523,824
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                              FIDELITY VIP          FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                 GROWTH               INDEX 500              MID CAP            MONEY MARKET
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        165,968,439  $         69,677,261  $        446,581,951  $         76,155,366
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           165,968,439            69,677,261           446,581,952            76,155,366
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    14                    10                    20
   Due to MetLife Investors
     USA Insurance Company..............                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                    14                    10                    20
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        165,968,439  $         69,677,247  $        446,581,942  $         76,155,346
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        165,968,439  $         69,677,247  $        446,565,326  $         76,155,346
   Net assets from contracts in payout..                    --                    --                16,616                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        165,968,439  $         69,677,247  $        446,581,942  $         76,155,346
                                          ====================  ====================  ====================  ====================

                                                                                         FTVIPT FRANKLIN
                                              FIDELITY VIP         FTVIPT FRANKLIN       SMALL CAP VALUE        FTVIPT MUTUAL
                                                OVERSEAS          INCOME SECURITIES        SECURITIES         SHARES SECURITIES
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          5,925,521  $        297,821,546  $        128,048,986  $        156,078,613
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             5,925,521           297,821,546           128,048,986           156,078,613
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    75                     2                    41
   Due to MetLife Investors
     USA Insurance Company..............                    --                     1                     1                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                    76                     3                    42
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          5,925,521  $        297,821,470  $        128,048,983  $        156,078,571
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          5,925,521  $        297,781,830  $        128,048,983  $        156,068,938
   Net assets from contracts in payout..                    --                39,640                    --                 9,633
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          5,925,521  $        297,821,470  $        128,048,983  $        156,078,571
                                          ====================  ====================  ====================  ====================

                                                                  FTVIPT TEMPLETON
                                            FTVIPT TEMPLETON         GLOBAL BOND
                                           FOREIGN SECURITIES        SECURITIES
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         87,721,359  $        254,683,432
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --
                                          --------------------  --------------------
        Total Assets....................            87,721,359           254,683,432
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    64                    18
   Due to MetLife Investors
     USA Insurance Company..............                     2                    --
                                          --------------------  --------------------
        Total Liabilities...............                    66                    18
                                          --------------------  --------------------

NET ASSETS..............................  $         87,721,293  $        254,683,414
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         87,721,293  $        254,675,740
   Net assets from contracts in payout..                    --                 7,674
                                          --------------------  --------------------
        Total Net Assets................  $         87,721,293  $        254,683,414
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                              INVESCO V.I.          INVESCO V.I.           INVESCO V.I.          INVESCO V.I.
                                           AMERICAN FRANCHISE      AMERICAN VALUE           CORE EQUITY        EQUITY AND INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $            163,724  $         95,295,951  $             249,706  $        649,322,735
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --                     --                    --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Assets....................               163,724            95,295,951                249,706           649,322,735
                                          --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     6                    21                     10                    37
   Due to MetLife Investors
     USA Insurance Company..............                     5                     1                     --                    --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                    11                    22                     10                    37
                                          --------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $            163,713  $         95,295,929  $             249,696  $        649,322,698
                                          ====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            163,713  $         95,295,929  $             249,696  $        649,301,613
   Net assets from contracts in payout..                    --                    --                     --                21,085
                                          --------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $            163,713  $         95,295,929  $             249,696  $        649,322,698
                                          ====================  ====================  =====================  ====================


                                               INVESCO V.I.          INVESCO V.I.          INVESCO V.I.            JANUS ASPEN
                                            GLOBAL REAL ESTATE     GROWTH AND INCOME   INTERNATIONAL GROWTH      GLOBAL RESEARCH
                                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                          ---------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          29,993,352  $        365,970,652  $        281,999,222  $               6,751
   Due from MetLife Investors
     USA Insurance Company..............                     --                    --                    --                     --
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Assets....................             29,993,352           365,970,652           281,999,222                  6,751
                                          ---------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     28                    37                    14                      3
   Due to MetLife Investors
     USA Insurance Company..............                      1                     2                     2                     --
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                     29                    39                    16                      3
                                          ---------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $          29,993,323  $        365,970,613  $        281,999,206  $               6,748
                                          =====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          29,993,323  $        365,960,564  $        281,990,432  $               6,748
   Net assets from contracts in payout..                     --                10,049                 8,774                     --
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $          29,993,323  $        365,970,613  $        281,999,206  $               6,748
                                          =====================  ====================  ====================  =====================

                                                 LMPVET                 LMPVET
                                          CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH        ALL CAP VALUE
                                               SUB-ACCOUNT            SUB-ACCOUNT
                                          ---------------------  --------------------
ASSETS:
   Investments at fair value............  $         280,745,363  $        129,253,621
   Due from MetLife Investors
     USA Insurance Company..............                     --                    --
                                          ---------------------  --------------------
        Total Assets....................            280,745,363           129,253,621
                                          ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    160                    56
   Due to MetLife Investors
     USA Insurance Company..............                      3                     2
                                          ---------------------  --------------------
        Total Liabilities...............                    163                    58
                                          ---------------------  --------------------

NET ASSETS..............................  $         280,745,200  $        129,253,563
                                          =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         280,734,965  $        129,253,563
   Net assets from contracts in payout..                 10,235                    --
                                          ---------------------  --------------------
        Total Net Assets................  $         280,745,200  $        129,253,563
                                          =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              APPRECIATION          EQUITY INCOME       LARGE CAP GROWTH       LARGE CAP VALUE
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............   $       405,286,269  $        191,169,763  $         5,012,459    $         6,893,046
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --                   --                     --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           405,286,269           191,169,763            5,012,459              6,893,046
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    46                   108                   68                     91
   Due to MetLife Investors
     USA Insurance Company..............                     2                     2                    1                      1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    48                   110                   69                     92
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................   $       405,286,221  $        191,169,653  $         5,012,390    $         6,892,954
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       405,286,221  $        191,162,626  $         5,012,390    $         6,892,954
   Net assets from contracts in payout..                    --                 7,027                   --                     --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................   $       405,286,221  $        191,169,653  $         5,012,390    $         6,892,954
                                          ====================  ====================  ====================  ====================


                                                 LMPVET           LMPVET INVESTMENT          LMPVET               LMPVET
                                          CLEARBRIDGE VARIABLE    COUNSEL VARIABLE     VARIABLE LIFESTYLE   VARIABLE LIFESTYLE
                                            SMALL CAP GROWTH      SOCIAL AWARENESS       ALLOCATION 50%       ALLOCATION 70%
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       112,499,086   $            292,324  $         44,101,424  $         2,305,026
   Due from MetLife Investors
     USA Insurance Company..............                   --                     --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
        Total Assets....................          112,499,086                292,324            44,101,424            2,305,026
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   65                     38                    23                   27
   Due to MetLife Investors
     USA Insurance Company..............                    1                     --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                   66                     38                    23                   27
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $       112,499,020   $            292,286  $         44,101,401  $         2,304,999
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       112,499,020   $            292,286  $         44,101,401  $         2,304,999
   Net assets from contracts in payout..                   --                     --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $       112,499,020   $            292,286  $         44,101,401  $         2,304,999
                                          ====================  ====================  ====================  ===================


                                                 LMPVET            LMPVIT WESTERN
                                           VARIABLE LIFESTYLE   ASSET VARIABLE GLOBAL
                                             ALLOCATION 85%        HIGH YIELD BOND
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         95,074,305  $       104,740,529
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --
                                          --------------------  ---------------------
        Total Assets....................            95,074,305          104,740,529
                                          --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    21                   77
   Due to MetLife Investors
     USA Insurance Company..............                    --                    1
                                          --------------------  ---------------------
        Total Liabilities...............                    21                   78
                                          --------------------  ---------------------

NET ASSETS..............................  $         95,074,284  $       104,740,451
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         95,074,284  $       104,737,455
   Net assets from contracts in payout..                    --                2,996
                                          --------------------  ---------------------
        Total Net Assets................  $         95,074,284  $       104,740,451
                                          ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                                                  MIST
                                                                                                            ALLIANCEBERNSTEIN
                                                MFS VIT               MFS VIT                                GLOBAL DYNAMIC
                                            INVESTORS TRUST        NEW DISCOVERY      MFS VIT RESEARCH         ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $            25,959  $             46,022  $            63,838  $      3,313,674,263
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Assets....................               25,959                46,022               63,838         3,313,674,263
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    8                     2                    2                    69
   Due to MetLife Investors
     USA Insurance Company..............                   --                    --                    1                     2
                                          -------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                    8                     2                    3                    71
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $            25,951  $             46,020  $            63,835  $      3,313,674,192
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            25,951  $             46,020  $            63,835  $      3,313,622,486
   Net assets from contracts in payout..                   --                    --                   --                51,706
                                          -------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $            25,951  $             46,020  $            63,835  $      3,313,674,192
                                          ===================  ====================  ===================  ====================


                                              MIST AMERICAN         MIST AMERICAN                             MIST AMERICAN
                                             FUNDS BALANCED         FUNDS GROWTH        MIST AMERICAN        FUNDS MODERATE
                                               ALLOCATION            ALLOCATION         FUNDS GROWTH           ALLOCATION
                                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $      3,430,387,069  $     1,828,322,442  $       632,386,712  $      1,796,367,030
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................         3,430,387,069        1,828,322,442          632,386,712         1,796,367,030
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    30                   66                   66                    52
   Due to MetLife Investors
     USA Insurance Company..............                     1                    1                   10                     1
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    31                   67                   76                    53
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $      3,430,387,038  $     1,828,322,375  $       632,386,636  $      1,796,366,977
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      3,430,376,518  $     1,827,667,872  $       632,301,718  $      1,796,362,961
   Net assets from contracts in payout..                10,520              654,503               84,918                 4,016
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $      3,430,387,038  $     1,828,322,375  $       632,386,636  $      1,796,366,977
                                          ====================  ===================  ===================  ====================


                                               MIST AQR           MIST BLACKROCK
                                              GLOBAL RISK         GLOBAL TACTICAL
                                               BALANCED             STRATEGIES
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $     3,248,476,045  $      5,457,878,842
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --
                                          -------------------  --------------------
        Total Assets....................        3,248,476,045         5,457,878,842
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   68                    78
   Due to MetLife Investors
     USA Insurance Company..............                   --                     3
                                          -------------------  --------------------
        Total Liabilities...............                   68                    81
                                          -------------------  --------------------

NET ASSETS..............................  $     3,248,475,977  $      5,457,878,761
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,248,431,414  $      5,457,828,462
   Net assets from contracts in payout..               44,563                50,299
                                          -------------------  --------------------
        Total Net Assets................  $     3,248,475,977  $      5,457,878,761
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                            MIST BLACKROCK        MIST BLACKROCK        MIST CLARION        MIST CLEARBRIDGE
                                              HIGH YIELD          LARGE CAP CORE     GLOBAL REAL ESTATE   AGGRESSIVE GROWTH II
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       265,149,930  $         16,869,754  $       182,674,017  $        119,069,072
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................          265,149,930            16,869,754          182,674,017           119,069,072
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  122                   102                   93                   110
   Due to MetLife Investors
     USA Insurance Company..............                    2                     2                    2                     2
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                  124                   104                   95                   112
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       265,149,806  $         16,869,650  $       182,673,922  $        119,068,960
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       265,145,347  $         16,869,650  $       182,649,463  $        119,068,960
   Net assets from contracts in payout..                4,459                    --               24,459                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $       265,149,806  $         16,869,650  $       182,673,922  $        119,068,960
                                          ===================  ====================  ===================  ====================

                                                                                            MIST              MIST INVESCO
                                           MIST CLEARBRIDGE     MIST GOLDMAN SACHS     HARRIS OAKMARK         BALANCED-RISK
                                           AGGRESSIVE GROWTH       MID CAP VALUE        INTERNATIONAL          ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       451,710,663  $        170,038,476  $       693,983,315  $        843,160,756
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................          451,710,663           170,038,476          693,983,315           843,160,756
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   96                    89                   69                    58
   Due to MetLife Investors
     USA Insurance Company..............                    2                     1                    2                     1
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   98                    90                   71                    59
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       451,710,565  $        170,038,386  $       693,983,244  $        843,160,697
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       451,670,790  $        170,001,706  $       693,796,289  $        843,160,697
   Net assets from contracts in payout..               39,775                36,680              186,955                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $       451,710,565  $        170,038,386  $       693,983,244  $        843,160,697
                                          ===================  ====================  ===================  ====================


                                              MIST INVESCO         MIST INVESCO
                                                COMSTOCK           MID CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       443,562,037  $        158,040,507
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --
                                          -------------------  --------------------
       Total Assets.....................          443,562,037           158,040,507
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  112                   131
   Due to MetLife Investors
     USA Insurance Company..............                    2                     1
                                          -------------------  --------------------
       Total Liabilities................                  114                   132
                                          -------------------  --------------------

NET ASSETS..............................  $       443,561,923  $        158,040,375
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       443,532,010  $        158,034,445
   Net assets from contracts in payout..               29,913                 5,930
                                          -------------------  --------------------
       Total Net Assets.................  $       443,561,923  $        158,040,375
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                         MIST JPMORGAN
                                              MIST INVESCO          MIST JPMORGAN        GLOBAL ACTIVE         MIST JPMORGAN
                                            SMALL CAP GROWTH          CORE BOND           ALLOCATION          SMALL CAP VALUE
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        319,189,506  $       311,869,966  $        746,849,807  $        27,866,760
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           319,189,506          311,869,966           746,849,807           27,866,760
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   159                   33                    89                  194
   Due to MetLife Investors
     USA Insurance Company..............                     2                    1                     1                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   161                   34                    90                  194
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        319,189,345  $       311,869,932  $        746,849,717  $        27,866,566
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        319,132,725  $       311,869,932  $        746,849,717  $        27,866,566
   Net assets from contracts in payout..                56,620                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        319,189,345  $       311,869,932  $        746,849,717  $        27,866,566
                                          ====================  ===================  ====================  ===================

                                                                                             MIST           MIST MET/FRANKLIN
                                           MIST LOOMIS SAYLES    MIST LORD ABBETT       MET/EATON VANCE       LOW DURATION
                                             GLOBAL MARKETS       BOND DEBENTURE         FLOATING RATE        TOTAL RETURN
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       180,595,879  $        259,294,611  $        83,115,922  $        140,307,239
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................          180,595,879           259,294,611           83,115,922           140,307,239
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   96                   121                   84                    92
   Due to MetLife Investors
     USA Insurance Company..............                    2                     3                    1                     1
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   98                   124                   85                    93
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       180,595,781  $        259,294,487  $        83,115,837  $        140,307,146
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       180,595,781  $        259,067,107  $        83,115,837  $        140,307,146
   Net assets from contracts in payout..                   --               227,380                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $       180,595,781  $        259,294,487  $        83,115,837  $        140,307,146
                                          ===================  ====================  ===================  ====================


                                           MIST MET/TEMPLETON       MIST METLIFE
                                           INTERNATIONAL BOND    AGGRESSIVE STRATEGY
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        52,286,206   $        659,971,556
   Due from MetLife Investors
     USA Insurance Company..............                   --                     --
                                          --------------------  --------------------
       Total Assets.....................           52,286,206            659,971,556
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   66                     51
   Due to MetLife Investors
     USA Insurance Company..............                    1                      1
                                          --------------------  --------------------
       Total Liabilities................                   67                     52
                                          --------------------  --------------------

NET ASSETS..............................  $        52,286,139   $        659,971,504
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        52,286,139   $        659,913,190
   Net assets from contracts in payout..                   --                 58,314
                                          --------------------  --------------------
       Total Net Assets.................  $        52,286,139   $        659,971,504
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                              MIST METLIFE          MIST METLIFE         MIST METLIFE         MIST METLIFE
                                              BALANCED PLUS       BALANCED STRATEGY   DEFENSIVE STRATEGY     GROWTH STRATEGY
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $      6,454,727,036  $     7,812,083,227  $      1,972,799,230  $     6,767,059,571
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --                    --                   13
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................         6,454,727,036        7,812,083,227         1,972,799,230        6,767,059,584
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    58                   49                    92                   66
   Due to MetLife Investors
     USA Insurance Company..............                     2                    1                     2                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    60                   50                    94                   66
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $      6,454,726,976  $     7,812,083,177  $      1,972,799,136  $     6,767,059,518
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      6,454,591,334  $     7,810,608,978  $      1,972,521,631  $     6,766,750,756
   Net assets from contracts in payout..               135,642            1,474,199               277,505              308,762
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $      6,454,726,976  $     7,812,083,177  $      1,972,799,136  $     6,767,059,518
                                          ====================  ===================  ====================  ===================

                                                                                                                   MIST
                                             MIST METLIFE       MIST METLIFE MULTI-   MIST MFS EMERGING        MFS RESEARCH
                                           MODERATE STRATEGY    INDEX TARGETED RISK    MARKETS EQUITY          INTERNATIONAL
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $     3,631,779,081  $        209,957,104  $       456,076,979   $       331,488,553
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  --------------------  -------------------
       Total Assets.....................        3,631,779,081           209,957,104          456,076,979           331,488,553
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   72                    51                   85                    89
   Due to MetLife Investors
     USA Insurance Company..............                    1                     1                    2                     3
                                          -------------------  --------------------  --------------------  -------------------
       Total Liabilities................                   73                    52                   87                    92
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $     3,631,779,008  $        209,957,052  $       456,076,892   $       331,488,461
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,631,343,957  $        209,957,052  $       456,043,852   $       331,401,169
   Net assets from contracts in payout..              435,051                    --               33,040                87,292
                                          -------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $     3,631,779,008  $        209,957,052  $       456,076,892   $       331,488,461
                                          ===================  ====================  ====================  ===================


                                          MIST MORGAN STANLEY    MIST OPPENHEIMER
                                            MID CAP GROWTH         GLOBAL EQUITY
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       244,579,293  $        78,398,683
   Due from MetLife Investors
     USA Insurance Company..............                   --                    2
                                          -------------------  -------------------
       Total Assets.....................          244,579,293           78,398,685
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   57                  112
   Due to MetLife Investors
     USA Insurance Company..............                    2                   --
                                          -------------------  -------------------
       Total Liabilities................                   59                  112
                                          -------------------  -------------------

NET ASSETS..............................  $       244,579,234  $        78,398,573
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       244,579,234  $        78,398,573
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $       244,579,234  $        78,398,573
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                 MIST
                                            PIMCO INFLATION           MIST                 MIST             MIST PIONEER
                                            PROTECTED BOND     PIMCO TOTAL RETURN      PIONEER FUND       STRATEGIC INCOME
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       821,456,212  $     1,993,787,047  $       297,755,838  $       919,329,053
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          821,456,212        1,993,787,047          297,755,838          919,329,053
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  121                   97                  160                  185
   Due to MetLife Investors
     USA Insurance Company..............                    2                    2                    8                   11
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  123                   99                  168                  196
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       821,456,089  $     1,993,786,948  $       297,755,670  $       919,328,857
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       821,327,058  $     1,993,490,223  $       297,747,696  $       919,316,926
   Net assets from contracts in payout..              129,031              296,725                7,974               11,931
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       821,456,089  $     1,993,786,948  $       297,755,670  $       919,328,857
                                          ===================  ===================  ===================  ===================


                                             MIST PYRAMIS         MIST PYRAMIS        MIST SCHRODERS      MIST SSGA GROWTH
                                           GOVERNMENT INCOME      MANAGED RISK      GLOBAL MULTI-ASSET     AND INCOME ETF
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       715,739,667  $        78,417,297  $       435,205,791  $     1,578,178,756
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          715,739,667           78,417,297          435,205,791        1,578,178,756
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  109                   67                  101                   77
   Due to MetLife Investors
     USA Insurance Company..............                    1                    1                    1                    2
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  110                   68                  102                   79
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       715,739,557  $        78,417,229  $       435,205,689  $     1,578,178,677
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       715,457,516  $        78,417,229  $       435,205,689  $     1,578,176,658
   Net assets from contracts in payout..              282,041                   --                   --                2,019
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       715,739,557  $        78,417,229  $       435,205,689  $     1,578,178,677
                                          ===================  ===================  ===================  ===================


                                               MIST SSGA       MIST T. ROWE PRICE
                                              GROWTH ETF         LARGE CAP VALUE
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       509,607,946  $       657,944,412
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          509,607,946          657,944,412
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   86                   91
   Due to MetLife Investors
     USA Insurance Company..............                    2                    2
                                          -------------------  -------------------
       Total Liabilities................                   88                   93
                                          -------------------  -------------------

NET ASSETS..............................  $       509,607,858  $       657,944,319
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       509,607,858  $       657,632,896
   Net assets from contracts in payout..                   --              311,423
                                          -------------------  -------------------
       Total Net Assets.................  $       509,607,858  $       657,944,319
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                          MIST T. ROWE PRICE     MIST THIRD AVENUE  MSF BAILLIE GIFFORD      MSF BARCLAYS
                                            MID CAP GROWTH        SMALL CAP VALUE   INTERNATIONAL STOCK  AGGREGATE BOND INDEX
                                              SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       568,882,803  $       330,702,076  $       303,453,108  $       162,571,949
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          568,882,803          330,702,076          303,453,108          162,571,949
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   55                  112                   57                   98
   Due to MetLife Investors
     USA Insurance Company..............                    1                    2                    4                    2
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   56                  114                   61                  100
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       568,882,747  $       330,701,962  $       303,453,047  $       162,571,849
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       568,794,562  $       330,531,309  $       303,453,047  $       162,571,849
   Net assets from contracts in payout..               88,185              170,653                   --                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       568,882,747  $       330,701,962  $       303,453,047  $       162,571,849
                                          ===================  ===================  ===================  ====================

                                             MSF BLACKROCK         MSF BLACKROCK        MSF BLACKROCK         MSF BLACKROCK
                                              BOND INCOME      CAPITAL APPRECIATION    LARGE CAP VALUE        MONEY MARKET
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        57,252,064  $         15,272,530  $         3,792,927  $        461,343,188
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................           57,252,064            15,272,530            3,792,927           461,343,188
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  155                   184                   --                   292
   Due to MetLife Investors
     USA Insurance Company..............                    2                     4                    1                     6
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                  157                   188                    1                   298
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        57,251,907  $         15,272,342  $         3,792,926  $        461,342,890
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        57,243,808  $         15,272,342  $         3,792,926  $        461,206,268
   Net assets from contracts in payout..                8,099                    --                   --               136,622
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $        57,251,907  $         15,272,342  $         3,792,926  $        461,342,890
                                          ===================  ====================  ===================  ====================

                                               MSF DAVIS           MSF FRONTIER
                                             VENTURE VALUE        MID CAP GROWTH
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       658,561,619  $         83,651,214
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --
                                          -------------------  --------------------
       Total Assets.....................          658,561,619            83,651,214
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  177                    50
   Due to MetLife Investors
     USA Insurance Company..............                    4                     1
                                          -------------------  --------------------
       Total Liabilities................                  181                    51
                                          -------------------  --------------------

NET ASSETS..............................  $       658,561,438  $         83,651,163
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       658,275,863  $         83,628,999
   Net assets from contracts in payout..              285,575                22,164
                                          -------------------  --------------------
       Total Net Assets.................  $       658,561,438  $         83,651,163
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                                   MSF            MSF LOOMIS SAYLES    MSF LOOMIS SAYLES      MSF MET/ARTISAN
                                             JENNISON GROWTH       SMALL CAP CORE      SMALL CAP GROWTH        MID CAP VALUE
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        585,624,287  $        14,610,873  $            226,834  $        285,771,086
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................           585,624,287           14,610,873               226,834           285,771,086
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    66                   98                    32                    73
   Due to MetLife Investors
     USA Insurance Company..............                     2                    2                    --                     3
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    68                  100                    32                    76
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        585,624,219  $        14,610,773  $            226,802  $        285,771,010
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        585,280,529  $        14,610,773  $            226,802  $        285,579,066
   Net assets from contracts in payout..               343,690                   --                    --               191,944
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $        585,624,219  $        14,610,773  $            226,802  $        285,771,010
                                          ====================  ===================  ====================  ====================

                                           MSF MET/DIMENSIONAL        MSF METLIFE           MSF METLIFE
                                           INTERNATIONAL SMALL       CONSERVATIVE         CONSERVATIVE TO         MSF METLIFE
                                                 COMPANY              ALLOCATION        MODERATE ALLOCATION   MID CAP STOCK INDEX
                                               SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          ---------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         66,162,529   $          7,497,463  $          7,732,407  $       125,884,166
   Due from MetLife Investors
     USA Insurance Company..............                    --                     --                    --                   --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Assets....................            66,162,529              7,497,463             7,732,407          125,884,166
                                          ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   106                     55                    31                   87
   Due to MetLife Investors
     USA Insurance Company..............                     4                     --                    --                    1
                                          ---------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   110                     55                    31                   88
                                          ---------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         66,162,419   $          7,497,408  $          7,732,376  $       125,884,078
                                          =====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         66,162,419   $          7,497,408  $          7,732,376  $       125,884,078
   Net assets from contracts in payout..                    --                     --                    --                   --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         66,162,419   $          7,497,408  $          7,732,376  $       125,884,078
                                          =====================  ====================  ====================  ====================

                                                                     MSF METLIFE
                                               MSF METLIFE           MODERATE TO
                                           MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         44,655,438  $         57,260,816
   Due from MetLife Investors
     USA Insurance Company..............                    --                    --
                                          --------------------  ---------------------
        Total Assets....................            44,655,438            57,260,816
                                          --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    16                    28
   Due to MetLife Investors
     USA Insurance Company..............                     1                     1
                                          --------------------  ---------------------
        Total Liabilities...............                    17                    29
                                          --------------------  ---------------------

NET ASSETS..............................  $         44,655,421  $         57,260,787
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         44,655,421  $         57,260,787
   Net assets from contracts in payout..                    --                    --
                                          --------------------  ---------------------
        Total Net Assets................  $         44,655,421  $         57,260,787
                                          ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                              MSF METLIFE               MSF                  MSF               MSF MSCI
                                              STOCK INDEX        MFS TOTAL RETURN         MFS VALUE           EAFE INDEX
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       561,274,528  $        46,044,648  $       260,474,139  $       112,197,240
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          561,274,528           46,044,648          260,474,139          112,197,240
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   40                  232                  168                   69
   Due to MetLife Investors
     USA Insurance Company..............                    1                    4                    7                    2
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   41                  236                  175                   71
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       561,274,487  $        46,044,412  $       260,473,964  $       112,197,169
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       561,135,329  $        46,044,412  $       260,467,868  $       112,197,169
   Net assets from contracts in payout..              139,158                   --                6,096                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       561,274,487  $        46,044,412  $       260,473,964  $       112,197,169
                                          ===================  ===================  ===================  ===================


                                              MSF NEUBERGER             MSF          MSF T. ROWE PRICE    MSF T. ROWE PRICE
                                             BERMAN GENESIS     RUSSELL 2000 INDEX   LARGE CAP GROWTH     SMALL CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       172,247,595  $       141,070,551  $       151,930,138  $        10,522,855
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          172,247,595          141,070,551          151,930,138           10,522,855
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  133                   91                   66                   42
   Due to MetLife Investors
     USA Insurance Company..............                    2                    2                    1                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  135                   93                   67                   42
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       172,247,460  $       141,070,458  $       151,930,071  $        10,522,813
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       172,210,991  $       141,070,458  $       151,902,711  $        10,522,813
   Net assets from contracts in payout..               36,469                   --               27,360                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       172,247,460  $       141,070,458  $       151,930,071  $        10,522,813
                                          ===================  ===================  ===================  ===================

                                              MSF VAN ECK        MSF WESTERN ASSET
                                            GLOBAL NATURAL          MANAGEMENT
                                               RESOURCES          U.S. GOVERNMENT
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       106,449,545  $       291,870,510
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          106,449,545          291,870,510
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   45                  121
   Due to MetLife Investors
     USA Insurance Company..............                    1                    1
                                          -------------------  -------------------
       Total Liabilities................                   46                  122
                                          -------------------  -------------------

NET ASSETS..............................  $       106,449,499  $       291,870,388
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       106,449,499  $       291,855,711
   Net assets from contracts in payout..                   --               14,677
                                          -------------------  -------------------
       Total Net Assets.................  $       106,449,499  $       291,870,388
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                       OPPENHEIMER VA
                                               NEUBERGER          OPPENHEIMER VA      GLOBAL STRATEGIC       OPPENHEIMER VA
                                            BERMAN GENESIS           CORE BOND             INCOME              MAIN STREET
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $            10,997  $              8,649  $             4,493  $            104,043
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Assets....................               10,997                 8,649                4,493               104,043
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    6                     3                    1                     4
   Due to MetLife Investors
     USA Insurance Company..............                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                    6                     3                    1                     4
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $            10,991  $              8,646  $             4,492  $            104,039
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            10,991  $              8,646  $             4,492  $            104,039
   Net assets from contracts in payout..                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $            10,991  $              8,646  $             4,492  $            104,039
                                          ===================  ====================  ===================  ====================


                                             OPPENHEIMER VA        OPPENHEIMER VA        PIONEER VCT           PIONEER VCT
                                            MAIN STREET SMALL           MONEY         DISCIPLINED VALUE     EMERGING MARKETS
                                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        123,045,425  $             4,008  $         2,003,215  $            721,676
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................           123,045,425                4,008            2,003,215               721,676
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    18                    8                   78                    92
   Due to MetLife Investors
     USA Insurance Company..............                    --                   --                   --                     1
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    18                    8                   78                    93
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        123,045,407  $             4,000  $         2,003,137  $            721,583
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        123,045,407  $             4,000  $         2,003,137  $            721,583
   Net assets from contracts in payout..                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $        123,045,407  $             4,000  $         2,003,137  $            721,583
                                          ====================  ===================  ===================  ====================


                                              PIONEER VCT      PIONEER VCT IBBOTSON
                                             EQUITY INCOME       GROWTH ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $           637,916  $         20,842,524
   Due from MetLife Investors
     USA Insurance Company..............                   --                    --
                                          -------------------  --------------------
        Total Assets....................              637,916            20,842,524
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   41                    55
   Due to MetLife Investors
     USA Insurance Company..............                    1                     1
                                          -------------------  --------------------
        Total Liabilities...............                   42                    56
                                          -------------------  --------------------

NET ASSETS..............................  $           637,874  $         20,842,468
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           637,874  $         20,842,468
   Net assets from contracts in payout..                   --                    --
                                          -------------------  --------------------
        Total Net Assets................  $           637,874  $         20,842,468
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2013


                                          PIONEER VCT IBBOTSON        PIONEER VCT           PIONEER VCT          T. ROWE PRICE
                                           MODERATE ALLOCATION       MID CAP VALUE      REAL ESTATE SHARES       GROWTH STOCK
                                               SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          ---------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          30,201,108  $         71,900,108  $            252,718  $          8,339,192
   Due from MetLife Investors
     USA Insurance Company..............                     --                    --                    --                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Assets....................             30,201,108            71,900,108               252,718             8,339,192
                                          ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     44                    65                    64                    --
   Due to MetLife Investors
     USA Insurance Company..............                      1                     1                     1                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     45                    66                    65                    --
                                          ---------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          30,201,063  $         71,900,042  $            252,653  $          8,339,192
                                          =====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          30,201,063  $         71,900,042  $            252,653  $          8,339,192
   Net assets from contracts in payout..                     --                    --                    --                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          30,201,063  $         71,900,042  $            252,653  $          8,339,192
                                          =====================  ====================  ====================  ====================


                                               T. ROWE PRICE         T. ROWE PRICE
                                            INTERNATIONAL STOCK      PRIME RESERVE     UIF U.S. REAL ESTATE
                                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $             655,401  $            558,450  $        100,974,984
   Due from MetLife Investors
     USA Insurance Company..............                     --                    --                    --
                                          ---------------------  --------------------  --------------------
        Total Assets....................                655,401               558,450           100,974,984
                                          ---------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     --                    --                     6
   Due to MetLife Investors
     USA Insurance Company..............                     --                     1                     1
                                          ---------------------  --------------------  --------------------
        Total Liabilities...............                     --                     1                     7
                                          ---------------------  --------------------  --------------------

NET ASSETS..............................  $             655,401  $            558,449  $        100,974,977
                                          =====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             655,401  $            558,449  $        100,974,977
   Net assets from contracts in payout..                     --                    --                    --
                                          ---------------------  --------------------  --------------------
        Total Net Assets................  $             655,401  $            558,449  $        100,974,977
                                          =====================  ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                                               AMERICAN FUNDS
                                                     ALGER          AMERICAN FUNDS       AMERICAN FUNDS         GLOBAL SMALL
                                               SMALL CAP GROWTH          BOND             GLOBAL GROWTH        CAPITALIZATION
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         2,659,639  $         3,543,665  $           995,290
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              795,350            1,579,860            3,369,739            1,305,682
      Administrative charges...............                   --              361,049              700,854              239,013
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              795,350            1,940,909            4,070,593            1,544,695
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....            (795,350)              718,730            (526,928)            (549,405)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,752,298            1,645,084                   --                   --
      Realized gains (losses) on sale of
        investments........................              715,762              105,489            3,982,592            1,957,425
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            8,468,060            1,750,573            3,982,592            1,957,425
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            8,688,799          (7,601,790)           65,109,148           25,083,432
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           17,156,859          (5,851,217)           69,091,740           27,040,857
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        16,361,509  $       (5,132,487)  $        68,564,812  $        26,491,452
                                             ===================  ===================  ===================  ===================


                                                AMERICAN FUNDS      AMERICAN FUNDS            DWS I            FEDERATED HIGH
                                                    GROWTH           GROWTH-INCOME        INTERNATIONAL          INCOME BOND
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         7,336,530  $         4,748,193  $           924,809  $             1,732
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            9,466,721            4,415,548              235,774                  357
      Administrative charges...............            1,886,375              801,868                   --                   --
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           11,353,096            5,217,416              235,774                  357
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....          (4,016,566)            (469,223)              689,035                1,375
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --                   --
      Realized gains (losses) on sale of
        investments........................           16,990,100            6,900,940            (490,812)                   --
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....           16,990,100            6,900,940            (490,812)                   --
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          182,361,798           89,831,743            2,799,643                  (4)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          199,351,898           96,732,683            2,308,831                  (4)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       195,335,332  $        96,263,460  $         2,997,866  $             1,371
                                             ===================  ===================  ===================  ===================


                                                  FEDERATED           FIDELITY VIP
                                                   KAUFMAN            ASSET MANAGER
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         1,335,776
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                  544            1,168,826
      Administrative charges...............                   --                   --
                                             -------------------  -------------------
        Total expenses.....................                  544            1,168,826
                                             -------------------  -------------------
           Net investment income (loss)....                (544)              166,950
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                3,265              207,129
      Realized gains (losses) on sale of
        investments........................                  351              599,116
                                             -------------------  -------------------
           Net realized gains (losses).....                3,616              806,245
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                9,524           10,480,801
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               13,140           11,287,046
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            12,596  $        11,453,996
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                  FIDELITY VIP          FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                                   CONTRAFUND           EQUITY-INCOME      FUNDSMANAGER 50%      FUNDSMANAGER 60%
                                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          5,646,134  $            139,396  $        19,057,686  $         44,019,083
                                              --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................             6,566,916                80,957           24,306,286            75,257,193
      Administrative charges................               776,610                    --                   --                    --
                                              --------------------  --------------------  -------------------  --------------------
        Total expenses......................             7,343,526                80,957           24,306,286            75,257,193
                                              --------------------  --------------------  -------------------  --------------------
           Net investment income (loss).....           (1,697,392)                58,439          (5,248,600)          (31,238,110)
                                              --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               159,570               370,347           10,771,735           140,760,703
      Realized gains (losses) on sale of
        investments.........................            11,441,688               (2,721)                   --            30,399,116
                                              --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses)......            11,601,258               367,626           10,771,735           171,159,819
                                              --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           130,225,189               916,971          141,257,707           435,136,185
                                              --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           141,826,447             1,284,597          152,029,442           606,296,004
                                              --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        140,129,055  $          1,343,036  $       146,780,842  $        575,057,894
                                              ====================  ====================  ===================  ====================

                                                  FIDELITY VIP        FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                     GROWTH             INDEX 500              MID CAP            MONEY MARKET
                                                   SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $           427,133  $         1,208,234  $          1,103,058  $             19,205
                                              -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................            2,006,872              883,110             4,345,498             1,616,530
      Administrative charges................                   --                   --               973,805                    --
                                              -------------------  -------------------  --------------------  --------------------
        Total expenses......................            2,006,872              883,110             5,319,303             1,616,530
                                              -------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....          (1,579,739)              325,124           (4,216,245)           (1,597,325)
                                              -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........              101,698              659,971            52,528,266                    --
      Realized gains (losses) on sale of
        investments.........................            4,010,481            2,197,984             4,049,459                    --
                                              -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......            4,112,179            2,857,955            56,577,725                    --
                                              -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           41,938,391           14,178,938            61,592,202                    --
                                              -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           46,050,570           17,036,893           118,169,927                    --
                                              -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        44,470,831  $        17,362,017  $        113,953,682  $        (1,597,325)
                                              ===================  ===================  ====================  ====================

                                                  FIDELITY VIP         FTVIPT FRANKLIN
                                                    OVERSEAS          INCOME SECURITIES
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $             73,625  $        17,606,923
                                              --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                68,590            3,108,880
      Administrative charges................                    --              695,083
                                              --------------------  -------------------
        Total expenses......................                68,590            3,803,963
                                              --------------------  -------------------
           Net investment income (loss).....                 5,035           13,802,960
                                              --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                20,183                   --
      Realized gains (losses) on sale of
        investments.........................               (8,588)              335,927
                                              --------------------  -------------------
           Net realized gains (losses)......                11,595              335,927
                                              --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             1,380,290           18,152,582
                                              --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             1,391,885           18,488,509
                                              --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          1,396,920  $        32,291,469
                                              ====================  ===================

(a) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                 FTVIPT FRANKLIN                                                  FTVIPT TEMPLETON
                                                 SMALL CAP VALUE        FTVIPT MUTUAL       FTVIPT TEMPLETON         GLOBAL BOND
                                                   SECURITIES         SHARES SECURITIES    FOREIGN SECURITIES        SECURITIES
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,424,165  $          3,049,245  $          1,970,839  $         11,451,561
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................             1,177,277             1,657,493             1,284,267             2,597,751
      Administrative charges................               270,995               363,180               206,977               601,822
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,448,272             2,020,673             1,491,244             3,199,573
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....              (24,107)             1,028,572               479,595             8,251,988
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             1,837,932                    --                    --             2,956,639
      Realized gains (losses) on sale of
        investments.........................             1,498,054             1,531,390               527,295              (64,028)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             3,335,986             1,531,390               527,295             2,892,611
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            28,858,586            31,136,595            14,782,128          (10,624,497)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            32,194,572            32,667,985            15,309,423           (7,731,886)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         32,170,465  $         33,696,557  $         15,789,018  $            520,102
                                              ====================  ====================  ====================  ====================


                                                  INVESCO V.I.          INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                               AMERICAN FRANCHISE      AMERICAN VALUE          CORE EQUITY        EQUITY AND INCOME
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                610  $            474,488  $              3,195  $          9,000,063
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 2,011               918,743                 3,285             6,577,931
      Administrative charges................                    --               208,813                    --             1,461,723
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                 2,011             1,127,556                 3,285             8,039,654
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               (1,401)             (653,068)                  (90)               960,409
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --                    --                    --
      Realized gains (losses) on sale of
        investments.........................                 4,184             1,362,452                11,977             2,646,648
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                 4,184             1,362,452                11,977             2,646,648
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                44,589            21,986,708                45,509           115,194,853
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                48,773            23,349,160                57,486           117,841,501
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             47,372  $         22,696,092  $             57,396  $        118,801,910
                                              ====================  ====================  ====================  ====================


                                                  INVESCO V.I.          INVESCO V.I.
                                               GLOBAL REAL ESTATE     GROWTH AND INCOME
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,116,085  $         4,261,347
                                              --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               307,333            3,635,879
      Administrative charges................                69,997              813,892
                                              --------------------  -------------------
        Total expenses......................               377,330            4,449,771
                                              --------------------  -------------------
           Net investment income (loss).....               738,755            (188,424)
                                              --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --            2,944,746
      Realized gains (losses) on sale of
        investments.........................               251,182            3,020,114
                                              --------------------  -------------------
           Net realized gains (losses)......               251,182            5,964,860
                                              --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             (841,038)           81,951,879
                                              --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             (589,856)           87,916,739
                                              --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            148,899  $        87,728,315
                                              ====================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                               LMPVET                LMPVET
                                                 INVESCO V.I.          JANUS ASPEN      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                             INTERNATIONAL GROWTH    GLOBAL RESEARCH      AGGRESSIVE GROWTH       ALL CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $         2,742,141  $                73   $           671,833   $         1,655,948
                                             --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................             2,753,046                   52             2,809,619             1,394,363
      Administrative charges...............               625,200                   --               590,305               295,950
                                             --------------------  -------------------  --------------------  --------------------
        Total expenses.....................             3,378,246                   52             3,399,924             1,690,313
                                             --------------------  -------------------  --------------------  --------------------
          Net investment income (loss).....             (636,105)                   21           (2,728,091)              (34,365)
                                             --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --            12,904,072             8,706,055
      Realized gains (losses) on sale of
        investments........................             1,305,822                  120             4,957,428             1,486,711
                                             --------------------  -------------------  --------------------  --------------------
          Net realized gains (losses)......             1,305,822                  120            17,861,500            10,192,766
                                             --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            40,017,340                1,329            71,695,365            20,675,928
                                             --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            41,323,162                1,449            89,556,865            30,868,694
                                             --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $        40,687,057  $             1,470   $        86,828,774   $        30,834,329
                                             ====================  ===================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                 APPRECIATION          EQUITY INCOME       LARGE CAP GROWTH       LARGE CAP VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         4,560,501   $         2,745,187   $            23,290    $           103,406
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            4,021,644             1,903,271                70,000                 87,700
      Administrative charges...............              879,646               414,431                11,460                 14,558
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................            4,901,290             2,317,702                81,460                102,258
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....            (340,789)               427,485              (58,170)                  1,148
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           12,586,231                    --               491,394                307,920
      Realized gains (losses) on sale of
        investments........................            1,266,391               646,901               254,029                158,693
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......           13,852,622               646,901               745,423                466,613
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           72,638,328            33,452,314               710,461              1,056,824
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           86,490,950            34,099,215             1,455,884              1,523,437
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        86,150,161   $        34,526,700   $         1,397,714    $         1,524,585
                                             ====================  ====================  ====================  ====================

                                                    LMPVET          LMPVET INVESTMENT
                                             CLEARBRIDGE VARIABLE   COUNSEL VARIABLE
                                               SMALL CAP GROWTH     SOCIAL AWARENESS
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $            40,622  $             2,393
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................             1,051,901                3,889
      Administrative charges...............               224,160                  717
                                             --------------------  -------------------
        Total expenses.....................             1,276,061                4,606
                                             --------------------  -------------------
          Net investment income (loss).....           (1,235,439)              (2,213)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             7,305,832                   --
      Realized gains (losses) on sale of
        investments........................             1,558,761                8,209
                                             --------------------  -------------------
          Net realized gains (losses)......             8,864,593                8,209
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            24,881,277               39,556
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            33,745,870               47,765
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $        32,510,431  $            45,552
                                             ====================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                    LMPVET                LMPVET               LMPVET            LMPVIT WESTERN
                                              VARIABLE LIFESTYLE    VARIABLE LIFESTYLE   VARIABLE LIFESTYLE   ASSET VARIABLE GLOBAL
                                                ALLOCATION 50%        ALLOCATION 70%       ALLOCATION 85%        HIGH YIELD BOND
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $            873,351  $            36,589  $          1,460,852  $         6,179,424
                                             --------------------  -------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
        charges............................               438,782               35,306               975,746            1,175,968
      Administrative charges...............                98,604                6,498               219,274              249,397
                                             --------------------  -------------------  --------------------  ---------------------
        Total expenses.....................               537,386               41,804             1,195,020            1,425,365
                                             --------------------  -------------------  --------------------  ---------------------
           Net investment income (loss)....               335,965              (5,215)               265,832            4,754,059
                                             --------------------  -------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................               294,643              164,204             1,739,917               97,460
                                             --------------------  -------------------  --------------------  ---------------------
           Net realized gains (losses).....               294,643              164,204             1,739,917               97,460
                                             --------------------  -------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments.....................             4,402,903              307,412            17,385,552            (303,455)
                                             --------------------  -------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             4,697,546              471,616            19,125,469            (205,995)
                                             --------------------  -------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          5,033,511  $           466,401  $         19,391,301  $         4,548,064
                                             ====================  ===================  ====================  =====================

                                                                                                                     MIST
                                                                                                               ALLIANCEBERNSTEIN
                                                    MFS VIT              MFS VIT                                GLOBAL DYNAMIC
                                                INVESTORS TRUST       NEW DISCOVERY       MFS VIT RESEARCH        ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $               254  $                 --  $               188  $         39,779,815
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                  323                   581                  798            36,599,907
      Administrative charges...............                   --                    --                   --             7,790,779
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................                  323                   581                  798            44,390,686
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....                 (69)                 (581)                (610)           (4,610,871)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   326                  140            66,116,796
      Realized gains (losses) on sale of
        investments........................                  292                 1,680                  993             6,931,021
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....                  292                 2,006                1,133            73,047,817
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                5,877                12,769               14,560           213,779,983
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                6,169                14,775               15,693           286,827,800
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             6,100  $             14,194  $            15,083  $        282,216,929
                                             ===================  ====================  ===================  ====================


                                                MIST AMERICAN         MIST AMERICAN
                                               FUNDS BALANCED         FUNDS GROWTH
                                                 ALLOCATION            ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        45,063,018  $         16,505,934
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................           42,252,390            21,762,771
      Administrative charges...............            8,199,489             4,137,682
                                             -------------------  --------------------
        Total expenses.....................           50,451,879            25,900,453
                                             -------------------  --------------------
           Net investment income (loss)....          (5,388,861)           (9,394,519)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          202,636,315            91,077,385
      Realized gains (losses) on sale of
        investments........................           47,989,589            30,207,659
                                             -------------------  --------------------
           Net realized gains (losses).....          250,625,904           121,285,044
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          260,897,780           233,109,626
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          511,523,684           354,394,670
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       506,134,823  $        345,000,151
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                      MIST AMERICAN          MIST AQR           MIST BLACKROCK
                                                 MIST AMERICAN       FUNDS MODERATE         GLOBAL RISK         GLOBAL TACTICAL
                                                 FUNDS GROWTH          ALLOCATION            BALANCED             STRATEGIES
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,634,418  $         29,195,296  $        77,169,328  $        71,277,628
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            7,671,883            22,758,412           43,469,807           61,766,852
      Administrative charges...............            1,480,530             4,420,275            9,245,161           13,128,334
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            9,152,413            27,178,687           52,714,968           74,895,186
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....          (6,517,995)             2,016,609           24,454,360          (3,617,558)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           29,294,729            96,296,087          143,800,114          115,215,891
      Realized gains (losses) on sale of
        investments........................           26,472,567            23,672,085         (12,389,834)           18,039,686
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......           55,767,296           119,968,172          131,410,280          133,255,577
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           96,031,643            74,888,275        (347,099,092)          311,060,284
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          151,798,939           194,856,447        (215,688,812)          444,315,861
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       145,280,944  $        196,873,056  $     (191,234,452)  $       440,698,303
                                             ===================  ====================  ===================  ===================


                                               MIST BLACKROCK        MIST BLACKROCK        MIST CLARION        MIST CLEARBRIDGE
                                                 HIGH YIELD          LARGE CAP CORE     GLOBAL REAL ESTATE   AGGRESSIVE GROWTH II
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        18,834,222  $           200,349  $         12,947,679   $           651,867
                                             -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            3,567,603              231,165             2,622,102             1,400,541
      Administrative charges...............              670,423               38,903               472,278               257,443
                                             -------------------  -------------------  --------------------  --------------------
        Total expenses.....................            4,238,026              270,068             3,094,380             1,657,984
                                             -------------------  -------------------  --------------------  --------------------
          Net investment income (loss).....           14,596,196             (69,719)             9,853,299           (1,006,117)
                                             -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,625,640                   --                    --                    --
      Realized gains (losses) on sale of
        investments........................            2,016,699              843,040              (92,999)             5,873,060
                                             -------------------  -------------------  --------------------  --------------------
          Net realized gains (losses)......            9,642,339              843,040              (92,999)             5,873,060
                                             -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,631,091)            3,552,916           (6,455,197)            19,911,595
                                             -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            5,011,248            4,395,956           (6,548,196)            25,784,655
                                             -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        19,607,444  $         4,326,237  $          3,305,103   $        24,778,538
                                             ===================  ===================  ====================  ====================


                                               MIST CLEARBRIDGE    MIST GOLDMAN SACHS
                                               AGGRESSIVE GROWTH      MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           804,033  $          1,444,830
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            4,918,827             2,210,823
      Administrative charges...............              924,636               407,162
                                             -------------------  --------------------
        Total expenses.....................            5,843,463             2,617,985
                                             -------------------  --------------------
          Net investment income (loss).....          (5,039,430)           (1,173,155)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             5,739,462
      Realized gains (losses) on sale of
        investments........................           11,473,473             6,273,913
                                             -------------------  --------------------
          Net realized gains (losses)......           11,473,473            12,013,375
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          123,052,679            31,704,368
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          134,526,152            43,717,743
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       129,486,722  $         42,544,588
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                    MIST             MIST INVESCO
                                               HARRIS OAKMARK        BALANCED-RISK        MIST INVESCO         MIST INVESCO
                                                INTERNATIONAL         ALLOCATION            COMSTOCK           MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        14,919,166  $                --  $        4,115,774  $         1,107,426
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            8,192,161            9,997,790           4,825,998            2,046,225
      Administrative charges...............            1,525,990            2,160,902             964,548              375,754
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            9,718,151           12,158,692           5,790,546            2,421,979
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            5,201,015         (12,158,692)         (1,674,772)          (1,314,553)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            8,370,113                  --                   --
      Realized gains (losses) on sale of
        investments........................           11,702,177            1,706,902           9,703,108            7,722,920
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           11,702,177           10,077,015           9,703,108            7,722,920
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          134,182,838            4,078,692         101,696,056           30,620,411
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          145,885,015           14,155,707         111,399,164           38,343,331
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       151,086,030  $         1,997,015  $      109,724,392  $        37,028,778
                                             ===================  ===================  ==================  ===================

                                                                                          MIST JPMORGAN
                                                MIST INVESCO         MIST JPMORGAN        GLOBAL ACTIVE        MIST JPMORGAN
                                              SMALL CAP GROWTH         CORE BOND           ALLOCATION         SMALL CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           622,860  $          920,373  $           402,891  $           180,697
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            3,613,388           4,330,629            6,013,719              395,814
      Administrative charges...............              684,045             828,654            1,323,733               65,410
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            4,297,433           5,159,283            7,337,452              461,224
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....          (3,674,573)         (4,238,910)          (6,934,561)            (280,527)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           15,858,644           1,446,300            2,377,058                   --
      Realized gains (losses) on sale of
        investments........................            8,726,778          23,440,529               52,966            1,241,336
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......           24,585,422          24,886,829            2,430,024            1,241,336
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           67,501,884        (36,171,178)           53,369,009            6,048,540
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           92,087,306        (11,284,349)           55,799,033            7,289,876
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        88,412,733  $     (15,523,259)  $        48,864,472  $         7,009,349
                                             ===================  ==================  ===================  ===================


                                             MIST LOOMIS SAYLES    MIST LORD ABBETT
                                               GLOBAL MARKETS       BOND DEBENTURE
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $         4,375,048  $       17,189,255
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges............................            2,402,291           3,595,505
      Administrative charges...............              452,881             629,148
                                             -------------------  ------------------
        Total expenses.....................            2,855,172           4,224,653
                                             -------------------  ------------------
          Net investment income (loss).....            1,519,876          12,964,602
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --
      Realized gains (losses) on sale of
        investments........................            5,872,725           4,166,635
                                             -------------------  ------------------
          Net realized gains (losses)......            5,872,725           4,166,635
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           18,236,473         (1,363,498)
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           24,109,198           2,803,137
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        25,629,074  $       15,767,739
                                             ===================  ==================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                     MIST           MIST MET/FRANKLIN
                                                MET/EATON VANCE       LOW DURATION     MIST MET/TEMPLETON      MIST METLIFE
                                                 FLOATING RATE        TOTAL RETURN     INTERNATIONAL BOND   AGGRESSIVE STRATEGY
                                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,232,948  $           893,838  $         1,133,225  $         4,474,444
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              900,105            1,094,957              716,202            8,137,841
      Administrative charges...............              164,980              208,094              140,116            1,499,478
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,065,085            1,303,051              856,318            9,637,319
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,167,863            (409,213)              276,907          (5,162,875)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              265,827                   --              255,578                   --
      Realized gains (losses) on sale of
        investments........................              105,627               31,429            (156,759)            8,803,988
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              371,454               31,429               98,819            8,803,988
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (202,111)              351,282            (752,953)          141,558,132
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              169,343              382,711            (654,134)          150,362,120
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,337,206  $          (26,502)  $         (377,227)  $       145,199,245
                                             ===================  ===================  ===================  ===================


                                                MIST METLIFE          MIST METLIFE         MIST METLIFE         MIST METLIFE
                                                BALANCED PLUS       BALANCED STRATEGY   DEFENSIVE STRATEGY     GROWTH STRATEGY
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        65,671,911  $       149,909,646  $        65,562,565  $         84,984,230
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................           64,042,950           99,177,562           28,901,690            82,512,768
      Administrative charges...............           13,798,627           18,629,342            5,413,398            15,126,933
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................           77,841,577          117,806,904           34,315,088            97,639,701
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....         (12,169,666)           32,102,742           31,247,477          (12,655,471)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          106,085,395                   --           53,092,452                    --
      Realized gains (losses) on sale of
        investments........................            3,300,639           83,827,637           61,751,261            48,996,687
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......          109,386,034           83,827,637          114,843,713            48,996,687
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          560,925,735        1,085,370,764            8,150,548         1,250,387,461
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          670,311,769        1,169,198,401          122,994,261         1,299,384,148
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       658,142,103  $     1,201,301,143  $       154,241,738  $      1,286,728,677
                                             ===================  ===================  ===================  ====================

                                                                      MIST METLIFE
                                                MIST METLIFE           MULTI-INDEX
                                              MODERATE STRATEGY       TARGETED RISK
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        84,759,182  $           471,631
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................           47,260,820              956,800
      Administrative charges...............            8,890,601              213,949
                                             -------------------  -------------------
        Total expenses.....................           56,151,421            1,170,749
                                             -------------------  -------------------
          Net investment income (loss).....           28,607,761            (699,118)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            6,497,219            3,615,891
      Realized gains (losses) on sale of
        investments........................           54,428,069                1,196
                                             -------------------  -------------------
          Net realized gains (losses)......           60,925,288            3,617,087
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          327,287,238            7,257,662
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          388,212,526           10,874,749
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       416,820,287  $        10,175,631
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                          MIST
                                              MIST MFS EMERGING       MFS RESEARCH     MIST MORGAN STANLEY   MIST OPPENHEIMER
                                               MARKETS EQUITY         INTERNATIONAL      MID CAP GROWTH        GLOBAL EQUITY
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $        4,811,505   $         8,275,334  $         1,254,825  $          190,049
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges............................           5,795,261             4,320,197            2,442,024             579,669
      Administrative charges...............           1,119,941               773,166              509,321             133,512
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................           6,915,202             5,093,363            2,951,345             713,181
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....         (2,103,697)             3,181,971          (1,696,520)           (523,132)
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                    --                   --                  --
      Realized gains (losses) on sale of
        investments........................           1,835,792               522,322            2,455,142             471,553
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......           1,835,792               522,322            2,455,142             471,553
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................        (28,154,915)            47,772,611           64,718,433          11,622,690
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (26,319,123)            48,294,933           67,173,575          12,094,243
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (28,422,820)   $        51,476,904  $        65,477,055  $       11,571,111
                                             ===================  ===================  ===================  ==================

                                                    MIST
                                               PIMCO INFLATION        MIST PIMCO             MIST              MIST PIONEER
                                               PROTECTED BOND        TOTAL RETURN        PIONEER FUND        STRATEGIC INCOME
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $       20,321,139  $        90,299,548  $         8,345,878  $        42,197,941
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................          12,353,026           27,924,331            3,001,470            9,905,068
      Administrative charges...............           2,311,558            5,148,777              661,711            2,187,565
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................          14,664,584           33,073,108            3,663,181           12,092,633
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....           5,656,555           57,226,440            4,682,697           30,105,308
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          54,275,448           41,946,555                   --            2,413,486
      Realized gains (losses) on sale of
        investments........................         (9,555,213)              338,113            4,614,621              934,646
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          44,720,235           42,284,668            4,614,621            3,348,132
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................       (156,230,192)        (175,186,613)           61,555,660         (32,752,219)
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................       (111,509,957)        (132,901,945)           66,170,281         (29,404,087)
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $    (105,853,402)  $      (75,675,505)  $        70,852,978  $           701,221
                                             ==================  ===================  ===================  ===================


                                                MIST PYRAMIS         MIST PYRAMIS
                                              GOVERNMENT INCOME      MANAGED RISK
                                                 SUB-ACCOUNT        SUB-ACCOUNT (a)
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $        13,071,961  $          598,784
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges............................            9,769,937             286,383
      Administrative charges...............            2,114,851              60,668
                                             -------------------  ------------------
        Total expenses.....................           11,884,788             347,051
                                             -------------------  ------------------
          Net investment income (loss).....            1,187,173             251,733
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            8,128,079           1,341,853
      Realized gains (losses) on sale of
        investments........................          (5,369,602)            (10,897)
                                             -------------------  ------------------
          Net realized gains (losses)......            2,758,477           1,330,956
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................         (56,847,411)           1,889,489
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (54,088,934)           3,220,445
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (52,901,761)  $        3,472,178
                                             ===================  ==================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                MIST SCHRODERS       MIST SSGA GROWTH         MIST SSGA        MIST T. ROWE PRICE
                                              GLOBAL MULTI-ASSET      AND INCOME ETF         GROWTH ETF          LARGE CAP VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             27,512  $        38,910,462  $         10,135,199  $         9,703,207
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................             3,965,836           19,625,254             6,213,087            8,330,375
      Administrative charges...............               856,921            3,878,354             1,204,388            1,098,308
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             4,822,757           23,503,608             7,417,475            9,428,683
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....           (4,795,245)           15,406,854             2,717,724              274,524
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,183,030           36,548,485            17,541,690                   --
      Realized gains (losses) on sale of
        investments........................               896,710           20,251,017             7,845,129           12,380,070
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             2,079,740           56,799,502            25,386,819           12,380,070
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            31,029,531           92,923,301            44,458,197          154,938,541
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            33,109,271          149,722,803            69,845,016          167,318,611
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         28,314,026  $       165,129,657  $         72,562,740  $       167,593,135
                                             ====================  ===================  ====================  ===================

                                              MIST T. ROWE PRICE    MIST THIRD AVENUE    MSF BAILLIE GIFFORD      MSF BARCLAYS
                                                MID CAP GROWTH       SMALL CAP VALUE     INTERNATIONAL STOCK  AGGREGATE BOND INDEX
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,085,760  $          3,116,142  $            35,486   $          5,044,056
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            6,995,212             4,315,721            2,684,850              1,989,879
      Administrative charges...............            1,307,457               772,929              516,484                370,173
                                             -------------------  --------------------  --------------------  --------------------
        Total expenses.....................            8,302,669             5,088,650            3,201,334              2,360,052
                                             -------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....          (7,216,909)           (1,972,508)          (3,165,848)              2,684,004
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           27,440,112                    --                   --                     --
      Realized gains (losses) on sale of
        investments........................           16,686,809            14,422,998            1,385,436              (145,067)
                                             -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....           44,126,921            14,422,998            1,385,436              (145,067)
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          116,792,789            71,078,415           31,198,214            (8,883,122)
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          160,919,710            85,501,413           32,583,650            (9,028,189)
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       153,702,801  $         83,528,905  $        29,417,802   $        (6,344,185)
                                             ===================  ====================  ====================  ====================

                                                 MSF BLACKROCK        MSF BLACKROCK
                                                  BOND INCOME     CAPITAL APPRECIATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,225,070  $            106,239
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................              836,982               189,165
      Administrative charges...............              131,860                29,512
                                             -------------------  --------------------
        Total expenses.....................              968,842               218,677
                                             -------------------  --------------------
           Net investment income (loss)....            1,256,228             (112,438)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,413,627                    --
      Realized gains (losses) on sale of
        investments........................              102,228               691,188
                                             -------------------  --------------------
           Net realized gains (losses).....            1,515,855               691,188
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,322,733)             3,229,055
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (2,806,878)             3,920,243
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,550,650)  $          3,807,805
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                 MSF BLACKROCK       MSF BLACKROCK           MSF DAVIS          MSF FRONTIER
                                                LARGE CAP VALUE      MONEY MARKET          VENTURE VALUE       MID CAP GROWTH
                                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (a)
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            47,745  $                --  $         7,934,120  $                 --
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               45,976            6,753,002            8,428,727               758,287
      Administrative charges...............                   --            1,259,595            1,529,806               139,504
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................               45,976            8,012,597            9,958,533               897,791
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                1,769          (8,012,597)          (2,024,413)             (897,791)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              184,594                   --           10,467,525                    --
      Realized gains (losses) on sale of
        investments........................               11,833                   --           30,055,792             1,222,819
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....              196,427                   --           40,523,317             1,222,819
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              706,190                   --          130,538,788            14,503,587
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              902,617                   --          171,062,105            15,726,406
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           904,386  $       (8,012,597)  $       169,037,692  $         14,828,615
                                             ===================  ===================  ===================  ====================


                                                      MSF          MSF LOOMIS SAYLES     MSF LOOMIS SAYLES     MSF MET/ARTISAN
                                                JENNISON GROWTH     SMALL CAP CORE       SMALL CAP GROWTH       MID CAP VALUE
                                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,077,074  $            30,285  $                --  $          1,930,028
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            7,117,305              197,320                1,128             3,423,728
      Administrative charges...............            1,294,771               33,017                  283               587,956
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................            8,412,076              230,337                1,411             4,011,684
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....          (7,335,002)            (200,052)              (1,411)           (2,081,656)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,112,106            1,002,384                   --                    --
      Realized gains (losses) on sale of
        investments........................           15,187,756              980,613               10,812             2,704,503
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....           20,299,862            1,982,997               10,812             2,704,503
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          145,943,839            2,464,698               37,804            71,939,639
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          166,243,701            4,447,695               48,616            74,644,142
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       158,908,699  $         4,247,643  $            47,205  $         72,562,486
                                             ===================  ===================  ===================  ====================

                                             MSF MET/DIMENSIONAL       MSF METLIFE
                                             INTERNATIONAL SMALL      CONSERVATIVE
                                                   COMPANY             ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,008,312  $           279,202
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              786,753              132,606
      Administrative charges...............              146,029               22,998
                                             -------------------  -------------------
        Total expenses.....................              932,782              155,604
                                             -------------------  -------------------
           Net investment income (loss)....               75,530              123,598
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,576,427               45,703
      Realized gains (losses) on sale of
        investments........................              477,444              278,592
                                             -------------------  -------------------
           Net realized gains (losses).....            2,053,871              324,295
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           11,472,763            (227,599)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           13,526,634               96,696
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        13,602,164  $           220,294
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                  MSF METLIFE                                                      MSF METLIFE
                                                CONSERVATIVE TO        MSF METLIFE           MSF METLIFE           MODERATE TO
                                              MODERATE ALLOCATION  MID CAP STOCK INDEX   MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $            192,977  $         1,146,951  $            854,751   $           798,260
                                             --------------------  -------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
        charges............................               113,772            1,500,758               636,285               809,065
      Administrative charges...............                19,027              212,206               107,040               136,956
                                             --------------------  -------------------  --------------------  ---------------------
        Total expenses.....................               132,799            1,712,964               743,325               946,021
                                             --------------------  -------------------  --------------------  ---------------------
           Net investment income (loss)....                60,178            (566,013)               111,426             (147,761)
                                             --------------------  -------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                79,641            3,264,955               348,738                    --
      Realized gains (losses) on sale of
        investments........................               126,022            3,699,798               670,193               927,158
                                             --------------------  -------------------  --------------------  ---------------------
           Net realized gains (losses).....               205,663            6,964,753             1,018,931               927,158
                                             --------------------  -------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments.....................               395,866           23,599,476             5,244,250            10,180,246
                                             --------------------  -------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               601,529           30,564,229             6,263,181            11,107,404
                                             --------------------  -------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            661,707  $        29,998,216  $          6,374,607   $        10,959,643
                                             ====================  ===================  ====================  =====================


                                                  MSF METLIFE              MSF                  MSF                MSF MSCI
                                                  STOCK INDEX       MFS TOTAL RETURN         MFS VALUE            EAFE INDEX
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         8,570,152  $            938,479  $         1,008,807  $          2,867,071
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            7,336,639               565,222            2,492,653             1,277,623
      Administrative charges...............            1,106,897                75,767              436,300               200,820
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            8,443,536               640,989            2,928,953             1,478,443
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....              126,616               297,490          (1,920,146)             1,388,628
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,693,711                    --            1,722,437                    --
      Realized gains (losses) on sale of
        investments........................           15,797,044               439,651            3,468,253             1,008,944
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....           23,490,755               439,651            5,190,690             1,008,944
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          106,939,595             5,520,960           43,048,658            15,456,919
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          130,430,350             5,960,611           48,239,348            16,465,863
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       130,556,966  $          6,258,101  $        46,319,202  $         17,854,491
                                             ===================  ====================  ===================  ====================


                                                MSF NEUBERGER              MSF
                                               BERMAN GENESIS      RUSSELL 2000 INDEX
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           108,234  $         1,470,662
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,557,555            1,497,893
      Administrative charges...............              252,687              252,496
                                             -------------------  -------------------
        Total expenses.....................            1,810,242            1,750,389
                                             -------------------  -------------------
           Net investment income (loss)....          (1,702,008)            (279,727)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            2,307,614            2,980,519
                                             -------------------  -------------------
           Net realized gains (losses).....            2,307,614            2,980,519
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           36,584,374           32,072,788
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           38,891,988           35,053,307
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        37,189,980  $        34,773,580
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                             MSF VAN ECK       MSF WESTERN ASSET
                                               MSF T. ROWE PRICE    MSF T. ROWE PRICE      GLOBAL NATURAL         MANAGEMENT
                                               LARGE CAP GROWTH     SMALL CAP GROWTH          RESOURCES         U.S. GOVERNMENT
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $              1,258  $            19,657  $           747,749  $          5,946,946
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................             1,153,862              125,872            1,458,759             3,638,967
      Administrative charges...............               208,703               12,195              281,714               760,986
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................             1,362,565              138,067            1,740,473             4,399,953
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....           (1,361,307)            (118,410)            (992,724)             1,546,993
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --              476,803                   --                    --
      Realized gains (losses) on sale of
        investments........................             1,274,164              713,962          (2,668,683)                12,769
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             1,274,164            1,190,765          (2,668,683)                12,769
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            29,734,972            2,047,671           13,797,608           (8,825,000)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            31,009,136            3,238,436           11,128,925           (8,812,231)
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         29,647,829  $         3,120,026  $        10,136,201  $        (7,265,238)
                                             ====================  ===================  ===================  ====================

                                                                                           OPPENHEIMER VA
                                                   NEUBERGER         OPPENHEIMER VA       GLOBAL STRATEGIC      OPPENHEIMER VA
                                                BERMAN GENESIS          CORE BOND              INCOME             MAIN STREET
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 30  $               459  $                226  $             1,023
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                    83                  124                    62                1,303
      Administrative charges...............                    --                   --                    --                   --
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                    83                  124                    62                1,303
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....                  (53)                  335                   164                (280)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   714                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................                    35                (126)                     8                1,403
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....                   749                (126)                     8                1,403
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                 2,197                (342)                 (240)               23,373
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                 2,946                (468)                 (232)               24,776
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $              2,893  $             (133)  $               (68)  $            24,496
                                             ====================  ===================  ====================  ===================

                                                OPPENHEIMER VA
                                                  MAIN STREET        OPPENHEIMER VA
                                                   SMALL CAP              MONEY
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           782,829  $                  1
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,229,635                   103
      Administrative charges...............              278,491                    --
                                             -------------------  --------------------
        Total expenses.....................            1,508,126                   103
                                             -------------------  --------------------
           Net investment income (loss)....            (725,297)                 (102)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,350,984                    --
      Realized gains (losses) on sale of
        investments........................            4,979,504                    --
                                             -------------------  --------------------
           Net realized gains (losses).....            6,330,488                    --
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           30,298,071                    --
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           36,628,559                    --
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        35,903,262  $              (102)
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                   PIONEER VCT           PIONEER VCT           PIONEER VCT
                                                DISCIPLINED VALUE     EMERGING MARKETS        EQUITY INCOME
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             33,900  $              6,728  $             13,722
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                26,992                 9,857                 8,766
      Administrative charges................                 5,310                 1,825                 1,488
                                              --------------------  --------------------  --------------------
        Total expenses......................                32,302                11,682                10,254
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....                 1,598               (4,954)                 3,468
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                92,595                    --                    --
      Realized gains (losses) on sale of
        investments.........................               192,052                 (140)                17,885
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......               284,647                 (140)                17,885
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               226,657              (21,981)               119,241
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               511,304              (22,121)               137,126
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            512,902  $           (27,075)  $            140,594
                                              ====================  ====================  ====================

                                              PIONEER VCT IBBOTSON   PIONEER VCT IBBOTSON       PIONEER VCT
                                                GROWTH ALLOCATION     MODERATE ALLOCATION      MID CAP VALUE
                                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                              ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            347,071   $            683,149  $            485,690
                                              ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               275,205                380,909               744,843
      Administrative charges................                49,137                 73,997               163,063
                                              ---------------------  --------------------  --------------------
        Total expenses......................               324,342                454,906               907,906
                                              ---------------------  --------------------  --------------------
           Net investment income (loss).....                22,729                228,243             (422,216)
                                              ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                     --                    --
      Realized gains (losses) on sale of
        investments.........................               774,226                856,488               856,609
                                              ---------------------  --------------------  --------------------
           Net realized gains (losses)......               774,226                856,488               856,609
                                              ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             2,367,042              2,920,605            16,961,029
                                              ---------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             3,141,268              3,777,093            17,817,638
                                              ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          3,163,997   $          4,005,336  $         17,395,422
                                              =====================  ====================  ====================

                                                   PIONEER VCT          T. ROWE PRICE         T. ROWE PRICE         T. ROWE PRICE
                                               REAL ESTATE SHARES       GROWTH STOCK       INTERNATIONAL STOCK      PRIME RESERVE
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              5,332  $              3,193  $              6,278  $                 90
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 3,363                64,013                 5,775                 6,429
      Administrative charges................                   610                    --                    --                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                 3,973                64,013                 5,775                 6,429
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                 1,359              (60,820)                   503               (6,339)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                11,293                    --                    --                    --
      Realized gains (losses) on sale of
        investments.........................                 6,764               357,589                10,324                    --
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                18,057               357,589                10,324                    --
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (19,131)             2,047,793                71,247                    --
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               (1,074)             2,405,382                81,571                    --
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $                285  $          2,344,562  $             82,074  $            (6,339)
                                              ====================  ====================  ====================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                                                UIF U.S. REAL ESTATE
                                                                                                                     SUB-ACCOUNT
                                                                                                                --------------------
INVESTMENT INCOME:
      Dividends..............................................................................................   $          1,095,338
                                                                                                                --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................................................................................              1,166,803
      Administrative charges.................................................................................                251,502
                                                                                                                --------------------
         Total expenses......................................................................................              1,418,305
                                                                                                                --------------------
           Net investment income (loss)......................................................................              (322,967)
                                                                                                                --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................................................................                     --
      Realized gains (losses) on sale of
         investments.........................................................................................               (34,211)
                                                                                                                --------------------
           Net realized gains (losses).......................................................................               (34,211)
                                                                                                                --------------------
      Change in unrealized gains (losses)
         on investments......................................................................................                392,749
                                                                                                                --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................................................................................                358,538
                                                                                                                --------------------
      Net increase (decrease) in net assets
         resulting from operations...........................................................................   $             35,571
                                                                                                                ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                         ALGER SMALL CAP GROWTH                 AMERICAN FUNDS BOND
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (795,350)  $      (722,308)  $        718,730  $      1,653,836
   Net realized gains (losses)....         8,468,060        11,906,761         1,750,573           253,909
   Change in unrealized gains
     (losses) on investments......         8,688,799       (5,650,965)       (7,601,790)         2,948,249
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        16,361,509         5,533,488       (5,132,487)         4,855,994
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,617,076         1,749,806        11,875,043        21,553,499
   Net transfers (including fixed
     account).....................       (2,035,008)       (2,146,454)        11,294,017         6,190,229
   Contract charges...............           (8,421)           (8,644)       (1,263,411)       (1,049,405)
   Transfers for contract benefits
     and terminations.............       (4,789,042)       (4,042,118)       (9,827,827)       (9,034,568)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,215,395)       (4,447,410)        12,077,822        17,659,755
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        11,146,114         1,086,078         6,945,335        22,515,749
NET ASSETS:
   Beginning of year..............        52,626,085        51,540,007       139,213,016       116,697,267
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     63,772,199  $     52,626,085  $    146,158,351  $    139,213,016
                                    ================  ================  ================  ================

                                                                                   AMERICAN FUNDS
                                       AMERICAN FUNDS GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2013              2012              2013              2012
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $      (526,928)  $    (1,236,453)  $      (549,405)  $        (8,448)
   Net realized gains (losses)....          3,982,592           425,004         1,957,425         (334,212)
   Change in unrealized gains
     (losses) on investments......         65,109,148        43,480,973        25,083,432        13,744,703
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         68,564,812        42,669,524        26,491,452        13,402,043
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         23,766,765        31,342,210        10,382,354        12,386,247
   Net transfers (including fixed
     account).....................        (8,540,368)       (1,972,607)       (3,851,967)         1,926,520
   Contract charges...............        (2,337,645)       (1,839,723)         (874,487)         (658,312)
   Transfers for contract benefits
     and terminations.............       (17,922,689)      (19,364,261)       (6,349,695)       (5,472,040)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (5,033,937)         8,165,619         (693,795)         8,182,415
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         63,530,875        50,835,143        25,797,657        21,584,458
NET ASSETS:
   Beginning of year..............        251,295,328       200,460,185        98,386,346        76,801,888
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $    314,826,203  $    251,295,328  $    124,184,003  $     98,386,346
                                     ================  ================  ================  ================


                                           AMERICAN FUNDS GROWTH          AMERICAN FUNDS GROWTH-INCOME
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (4,016,566)  $    (4,250,325)  $      (469,223)  $        406,074
   Net realized gains (losses)....        16,990,100         1,880,290         6,900,940           800,760
   Change in unrealized gains
     (losses) on investments......       182,361,798        97,631,196        89,831,743        41,809,198
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       195,335,332        95,261,161        96,263,460        43,016,032
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        48,884,879        88,690,008        21,737,754        34,344,085
   Net transfers (including fixed
     account).....................      (28,227,693)      (11,631,864)      (13,953,890)       (9,765,377)
   Contract charges...............       (6,793,715)       (5,467,039)       (2,765,946)       (2,277,742)
   Transfers for contract benefits
     and terminations.............      (49,304,587)      (47,623,908)      (25,784,839)      (24,882,456)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (35,441,116)        23,967,197      (20,766,921)       (2,581,490)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       159,894,216       119,228,358        75,496,539        40,434,542
NET ASSETS:
   Beginning of year..............       696,665,988       577,437,630       312,823,451       272,388,909
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    856,560,204  $    696,665,988  $    388,319,990  $    312,823,451
                                    ================  ================  ================  ================


                                            DWS I INTERNATIONAL
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2013              2012
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $        689,035  $        135,664
   Net realized gains (losses)....          (490,812)         (950,927)
   Change in unrealized gains
     (losses) on investments......          2,799,643         3,633,463
                                     ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          2,997,866         2,818,200
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            653,441           815,123
   Net transfers (including fixed
     account).....................          (612,834)         (890,959)
   Contract charges...............            (1,860)           (2,073)
   Transfers for contract benefits
     and terminations.............        (1,377,035)       (1,466,360)
                                     ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (1,338,288)       (1,544,269)
                                     ----------------  ----------------
     Net increase (decrease)
       in net assets..............          1,659,578         1,273,931
NET ASSETS:
   Beginning of year..............         16,933,216        15,659,285
                                     ----------------  ----------------
   End of year....................   $     18,592,794  $     16,933,216
                                     ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                         FEDERATED HIGH INCOME BOND               FEDERATED KAUFMAN
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2013              2012              2013               2012
                                     ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          1,375  $          2,033  $          (544)  $           (620)
   Net realized gains (losses).....                --             (596)             3,616              3,375
   Change in unrealized gains
     (losses) on investments.......               (4)             1,882             9,524              5,499
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             1,371             3,319            12,596              8,254
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                --                --                 --
   Net transfers (including fixed
     account)......................                --                --                --                 --
   Contract charges................                --                --                --                 --
   Transfers for contract benefits
     and terminations..............             (113)           (8,983)           (1,113)           (33,284)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......             (113)           (8,983)           (1,113)           (33,284)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............             1,258           (5,664)            11,483           (25,030)
NET ASSETS:
   Beginning of year...............            24,908            30,572            33,424             58,454
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $         26,166  $         24,908  $         44,907  $          33,424
                                     ================  ================  ================  =================

                                         FIDELITY VIP ASSET MANAGER             FIDELITY VIP CONTRAFUND
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013               2012
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        166,950  $         116,307  $    (1,697,392)  $         (6,154)
   Net realized gains (losses).....           806,245            304,655        11,601,258          2,083,421
   Change in unrealized gains
     (losses) on investments.......        10,480,801          8,735,876       130,225,189         56,443,738
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        11,453,996          9,156,838       140,129,055         58,521,005
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         1,646,197          2,107,703        46,614,319         63,383,760
   Net transfers (including fixed
     account)......................       (2,338,518)        (3,535,616)       (6,126,568)        (8,285,062)
   Contract charges................          (12,381)           (13,367)       (2,923,183)        (2,022,747)
   Transfers for contract benefits
     and terminations..............       (8,115,163)        (9,146,543)      (36,834,423)       (29,010,195)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (8,819,865)       (10,587,823)           730,145         24,065,756
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         2,634,131        (1,430,985)       140,859,200         82,586,761
NET ASSETS:
   Beginning of year...............        85,640,352         87,071,337       471,113,726        388,526,965
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $     88,274,483  $      85,640,352  $    611,972,926  $     471,113,726
                                     ================  =================  ================  =================

                                         FIDELITY VIP EQUITY-INCOME          FIDELITY VIP FUNDSMANAGER 50%
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013             2012 (a)
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         58,439  $          88,287  $    (5,248,600)  $       3,619,602
   Net realized gains (losses).....           367,626            240,155        10,771,735          1,127,805
   Change in unrealized gains
     (losses) on investments.......           916,971            493,771       141,257,707          (985,620)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         1,343,036            822,213       146,780,842          3,761,787
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            24,011             21,089                --            381,250
   Net transfers (including fixed
     account)......................          (72,869)          (148,657)     1,474,414,428        440,849,283
   Contract charges................                --                 --                --                 --
   Transfers for contract benefits
     and terminations..............         (862,819)          (661,322)      (31,224,567)        (1,169,235)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (911,677)          (788,890)     1,443,189,861        440,061,298
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............           431,359             33,323     1,589,970,703        443,823,085
NET ASSETS:
   Beginning of year...............         5,523,241          5,489,918       443,823,085                 --
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $      5,954,600  $       5,523,241  $  2,033,793,788  $     443,823,085
                                     ================  =================  ================  =================

                                        FIDELITY VIP FUNDSMANAGER 60%
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2013              2012
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (31,238,110)  $   (14,844,402)
   Net realized gains (losses).....       171,159,819        16,912,548
   Change in unrealized gains
     (losses) on investments.......       435,136,185       273,609,789
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       575,057,894       275,677,935
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         5,496,546           660,878
   Net transfers (including fixed
     account)......................                --       846,845,524
   Contract charges................                --                --
   Transfers for contract benefits
     and terminations..............     (145,663,704)     (118,152,514)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (140,167,158)       729,353,888
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............       434,890,736     1,005,031,823
NET ASSETS:
   Beginning of year...............     3,596,633,088     2,591,601,265
                                     ----------------  ----------------
   End of year.....................  $  4,031,523,824  $  3,596,633,088
                                     ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                             FIDELITY VIP GROWTH                 FIDELITY VIP INDEX 500
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                           2013               2012               2013               2012
                                     -----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (1,579,739)  $     (1,080,859)  $         325,124  $        419,770
   Net realized gains (losses).....          4,112,179          1,666,126          2,857,955         1,679,198
   Change in unrealized gains
     (losses) on investments.......         41,938,391         16,522,108         14,178,938         6,239,811
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         44,470,831         17,107,375         17,362,017         8,338,779
                                     -----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          3,349,924          4,112,950                 --                --
   Net transfers (including fixed
     account)......................        (5,049,310)        (4,169,183)        (2,603,865)       (1,951,671)
   Contract charges................           (22,025)           (23,334)           (23,942)          (24,093)
   Transfers for contract benefits
     and terminations..............       (13,580,293)       (12,203,205)        (6,041,583)       (5,440,312)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (15,301,704)       (12,282,772)        (8,669,390)       (7,416,076)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         29,169,127          4,824,603          8,692,627           922,703
NET ASSETS:
   Beginning of year...............        136,799,312        131,974,709         60,984,620        60,061,917
                                     -----------------  -----------------  -----------------  ----------------
   End of year.....................  $     165,968,439  $     136,799,312  $      69,677,247  $     60,984,620
                                     =================  =================  =================  ================


                                            FIDELITY VIP MID CAP                 FIDELITY VIP MONEY MARKET
                                                 SUB-ACCOUNT                            SUB-ACCOUNT
                                     -----------------------------------  --------------------------------------
                                           2013               2012               2013                2012
                                     ----------------  -----------------  ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (4,216,245)  $     (2,734,101)   $     (1,597,325)   $     (1,393,275)
   Net realized gains (losses).....        56,577,725         26,034,787                  --                  --
   Change in unrealized gains
     (losses) on investments.......        61,592,202          9,833,446                  --                  --
                                     ----------------  -----------------  ------------------  ------------------
     Net increase (decrease)
        in net assets resulting
        from operations............       113,953,682         33,134,132         (1,597,325)         (1,393,275)
                                     ----------------  -----------------  ------------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        45,946,288         64,821,528       1,482,045,626       1,295,167,554
   Net transfers (including fixed
     account)......................      (13,593,184)          8,880,545     (1,474,484,969)     (1,289,660,954)
   Contract charges................       (3,645,078)        (2,508,522)             (3,153)             (3,912)
   Transfers for contract benefits
     and terminations..............      (20,912,658)       (17,196,292)         (3,464,232)         (3,518,646)
                                     ----------------  -----------------  ------------------  ------------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         7,795,368         53,997,259           4,093,272           1,984,042
                                     ----------------  -----------------  ------------------  ------------------
     Net increase (decrease)
        in net assets..............       121,749,050         87,131,391           2,495,947             590,767
NET ASSETS:
   Beginning of year...............       324,832,892        237,701,501          73,659,399          73,068,632
                                     ----------------  -----------------  ------------------  ------------------
   End of year.....................  $    446,581,942  $     324,832,892   $      76,155,346   $      73,659,399
                                     ================  =================  ==================  ==================


                                            FIDELITY VIP OVERSEAS          FTVIPT FRANKLIN INCOME SECURITIES
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2013              2012               2013               2012
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          5,035  $         35,712  $      13,802,960  $      11,781,681
   Net realized gains (losses).....            11,595          (91,435)            335,927          (143,328)
   Change in unrealized gains
     (losses) on investments.......         1,380,290           930,242         18,152,582         12,601,025
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         1,396,920           874,519         32,291,469         24,239,378
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            83,529            98,285         24,164,029         38,977,808
   Net transfers (including fixed
     account)......................         (260,389)           (2,174)         10,135,357          6,367,446
   Contract charges................              (46)              (60)        (2,217,562)        (1,667,113)
   Transfers for contract benefits
     and terminations..............         (535,530)         (393,725)       (19,716,164)       (21,364,327)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (712,436)         (297,674)         12,365,660         22,313,814
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............           684,484           576,845         44,657,129         46,553,192
NET ASSETS:
   Beginning of year...............         5,241,037         4,664,192        253,164,341        206,611,149
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $      5,925,521  $      5,241,037  $     297,821,470  $     253,164,341
                                     ================  ================  =================  =================

                                               FTVIPT FRANKLIN
                                         SMALL CAP VALUE SECURITIES
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2013              2012
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (24,107)  $      (382,615)
   Net realized gains (losses).....         3,335,986            82,294
   Change in unrealized gains
     (losses) on investments.......        28,858,586        11,355,727
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        32,170,465        11,055,406
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        18,861,799        26,752,367
   Net transfers (including fixed
     account)......................       (3,726,532)           831,747
   Contract charges................       (1,067,656)         (582,013)
   Transfers for contract benefits
     and terminations..............       (4,485,166)       (2,467,131)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         9,582,445        24,534,970
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............        41,752,910        35,590,376
NET ASSETS:
   Beginning of year...............        86,296,073        50,705,697
                                     ----------------  ----------------
   End of year.....................  $    128,048,983  $     86,296,073
                                     ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                          FTVIPT
                                         FTVIPT MUTUAL SHARES SECURITIES       TEMPLETON FOREIGN SECURITIES
                                                   SUB-ACCOUNT                          SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2013               2012              2013               2012
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       1,028,572  $         828,209  $         479,595  $         905,498
   Net realized gains (losses)......          1,531,390          (351,542)            527,295          (666,651)
   Change in unrealized gains
     (losses) on investments........         31,136,595         14,415,530         14,782,128         11,238,272
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         33,696,557         14,892,197         15,789,018         11,477,119
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          7,934,359         13,759,082          1,244,169          6,029,850
   Net transfers (including fixed
     account).......................        (3,863,825)        (3,146,458)        (3,114,726)            396,235
   Contract charges.................        (1,093,363)          (879,739)          (910,114)          (813,888)
   Transfers for contract benefits
     and terminations...............       (10,375,719)       (13,377,390)        (6,075,431)        (5,310,132)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (7,398,548)        (3,644,505)        (8,856,102)            302,065
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         26,298,009         11,247,692          6,932,916         11,779,184
NET ASSETS:
   Beginning of year................        129,780,562        118,532,870         80,788,377         69,009,193
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     156,078,571  $     129,780,562  $      87,721,293  $      80,788,377
                                      =================  =================  =================  =================

                                                    FTVIPT
                                       TEMPLETON GLOBAL BOND SECURITIES        INVESCO V.I. AMERICAN FRANCHISE
                                                  SUB-ACCOUNT                            SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                            2013               2012                2013               2012
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       8,251,988  $       9,308,296  $         (1,401)  $         (1,969)
   Net realized gains (losses)......          2,892,611            305,792              4,184              4,261
   Change in unrealized gains
     (losses) on investments........       (10,624,497)         12,966,460             44,589              5,620
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            520,102         22,580,548             47,372              7,912
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         31,796,531         55,695,235                 --                  3
   Net transfers (including fixed
     account).......................         20,195,269          8,138,828            (8,489)             88,752
   Contract charges.................        (2,382,478)        (1,598,059)                 --                 --
   Transfers for contract benefits
     and terminations...............       (12,509,439)        (7,739,164)           (25,032)           (36,838)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......         37,099,883         54,496,840           (33,521)             51,917
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         37,619,985         77,077,388             13,851             59,829
NET ASSETS:
   Beginning of year................        217,063,429        139,986,041            149,862             90,033
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     254,683,414  $     217,063,429  $         163,713  $         149,862
                                      =================  =================  =================  =================


                                           INVESCO V.I. AMERICAN VALUE            INVESCO V.I. CORE EQUITY
                                                   SUB-ACCOUNT                           SUB-ACCOUNT
                                      ------------------------------------  -------------------------------------
                                             2013               2012               2013               2012
                                      -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (653,068)  $       (396,721)   $            (90)  $         (1,291)
   Net realized gains (losses)......          1,362,452            295,908              11,977              9,182
   Change in unrealized gains
     (losses) on investments........         21,986,708          7,999,839              45,509             23,282
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         22,696,092          7,899,026              57,396             31,173
                                      -----------------  -----------------   -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         11,493,142         15,070,411                  --                 --
   Net transfers (including fixed
     account).......................          (396,972)          (474,558)            (15,058)           (21,186)
   Contract charges.................          (814,387)          (538,047)                  --                 --
   Transfers for contract benefits
     and terminations...............        (4,366,942)        (2,285,953)            (33,651)           (45,739)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......          5,914,841         11,771,853            (48,709)           (66,925)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets...............         28,610,933         19,670,879               8,687           (35,752)
NET ASSETS:
   Beginning of year................         66,684,996         47,014,117             241,009            276,761
                                      -----------------  -----------------   -----------------  -----------------
   End of year......................  $      95,295,929  $      66,684,996   $         249,696  $         241,009
                                      =================  =================   =================  =================


                                         INVESCO V.I. EQUITY AND INCOME
                                                   SUB-ACCOUNT
                                      ------------------------------------
                                             2013               2012
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         960,409  $       2,132,881
   Net realized gains (losses)......          2,646,648            987,347
   Change in unrealized gains
     (losses) on investments........        115,194,853         43,230,491
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        118,801,910         46,350,719
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         67,597,697         83,668,907
   Net transfers (including fixed
     account).......................          8,022,603          (305,020)
   Contract charges.................        (4,836,300)        (3,578,432)
   Transfers for contract benefits
     and terminations...............       (37,208,806)       (43,547,842)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......         33,575,194         36,237,613
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............        152,377,104         82,588,332
NET ASSETS:
   Beginning of year................        496,945,594        414,357,262
                                      -----------------  -----------------
   End of year......................  $     649,322,698  $     496,945,594
                                      =================  =================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                       INVESCO V.I. GLOBAL REAL ESTATE      INVESCO V.I. GROWTH AND INCOME
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013               2012
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         738,755  $      (159,936)  $      (188,424)  $        (39,401)
   Net realized gains (losses).....            251,182            14,912         5,964,860            215,131
   Change in unrealized gains
     (losses) on investments.......          (841,038)         4,220,926        81,951,879         27,777,291
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            148,899         4,075,902        87,728,315         27,953,021
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          6,235,134         6,088,001        41,201,557         55,614,326
   Net transfers (including fixed
     account)......................          1,699,930           615,737       (9,892,159)        (3,884,258)
   Contract charges................          (265,363)         (166,631)       (3,013,438)        (2,064,540)
   Transfers for contract benefits
     and terminations..............        (1,127,854)         (777,696)      (18,283,675)       (15,726,767)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          6,541,847         5,759,411        10,012,285         33,938,761
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............          6,690,746         9,835,313        97,740,600         61,891,782
NET ASSETS:
   Beginning of year...............         23,302,577        13,467,264       268,230,013        206,338,231
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $      29,993,323  $     23,302,577  $    365,970,613  $     268,230,013
                                     =================  ================  ================  =================


                                       INVESCO V.I. INTERNATIONAL GROWTH       JANUS ASPEN GLOBAL RESEARCH
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2013               2012              2013               2012
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (636,105)  $          51,882  $              21  $               1
   Net realized gains (losses).....          1,305,822             76,597                120                  9
   Change in unrealized gains
     (losses) on investments.......         40,017,340         24,064,007              1,329                896
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         40,687,057         24,192,486              1,470                906
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         29,193,980         45,143,565                 --                 --
   Net transfers (including fixed
     account)......................          6,799,837          6,206,236                 --                 --
   Contract charges................        (2,450,016)        (1,751,462)                 --                 --
   Transfers for contract benefits
     and terminations..............       (12,015,352)        (8,106,175)              (375)                (3)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         21,528,449         41,492,164              (375)                (3)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         62,215,506         65,684,650              1,095                903
NET ASSETS:
   Beginning of year...............        219,783,700        154,099,050              5,653              4,750
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $     281,999,206  $     219,783,700  $           6,748  $           5,653
                                     =================  =================  =================  =================

                                             LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE
                                         VARIABLE AGGRESSIVE GROWTH             VARIABLE ALL CAP VALUE
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2013              2012               2013               2012
                                     ----------------  ----------------   ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (2,728,091)  $    (1,863,351)   $       (34,365)  $         271,873
   Net realized gains (losses).....        17,861,500         9,957,799         10,192,766          (234,300)
   Change in unrealized gains
     (losses) on investments.......        71,695,365        19,162,336         20,675,928         12,653,901
                                     ----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        86,828,774        27,256,784         30,834,329         12,691,474
                                     ----------------  ----------------   ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        26,964,170        26,101,454          7,542,551         10,482,501
   Net transfers (including fixed
     account)......................       (1,165,621)       (5,078,294)        (2,438,406)        (1,374,496)
   Contract charges................       (1,696,014)       (1,164,246)          (733,083)          (563,153)
   Transfers for contract benefits
     and terminations..............      (17,174,971)      (20,966,057)       (10,398,584)       (12,507,706)
                                     ----------------  ----------------   ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         6,927,564       (1,107,143)        (6,027,522)        (3,962,854)
                                     ----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets..............        93,756,338        26,149,641         24,806,807          8,728,620
NET ASSETS:
   Beginning of year...............       186,988,862       160,839,221        104,446,756         95,718,136
                                     ----------------  ----------------   ----------------  -----------------
   End of year.....................  $    280,745,200  $    186,988,862   $    129,253,563  $     104,446,756
                                     ================  ================   ================  =================

                                             LMPVET CLEARBRIDGE
                                            VARIABLE APPRECIATION
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2013               2012
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (340,789)  $         877,895
   Net realized gains (losses).....        13,852,622            276,468
   Change in unrealized gains
     (losses) on investments.......        72,638,328         32,185,472
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        86,150,161         33,339,835
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        47,967,753         57,982,645
   Net transfers (including fixed
     account)......................         4,628,653        (4,101,720)
   Contract charges................       (3,067,660)        (2,128,567)
   Transfers for contract benefits
     and terminations..............      (20,584,065)       (19,581,184)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        28,944,681         32,171,174
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............       115,094,842         65,511,009
NET ASSETS:
   Beginning of year...............       290,191,379        224,680,370
                                     ----------------  -----------------
   End of year.....................  $    405,286,221  $     290,191,379
                                     ================  =================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                           LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE
                                         VARIABLE EQUITY INCOME              VARIABLE LARGE CAP GROWTH
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        427,485  $      1,935,990  $       (58,170)  $       (51,981)
   Net realized gains (losses)....           646,901       (1,496,446)           745,423           481,453
   Change in unrealized gains
     (losses) on investments......        33,452,314        13,043,194           710,461           353,548
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        34,526,700        13,482,738         1,397,714           783,020
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        27,050,110        30,792,673               648             1,459
   Net transfers (including fixed
     account).....................         8,008,781         2,474,161          (33,103)         (256,108)
   Contract charges...............       (1,307,320)         (777,353)          (17,152)          (18,887)
   Transfers for contract benefits
     and terminations.............      (12,039,748)      (14,363,944)         (647,971)         (871,026)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        21,711,823        18,125,537         (697,578)       (1,144,562)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        56,238,523        31,608,275           700,136         (361,542)
NET ASSETS:
   Beginning of year..............       134,931,130       103,322,855         4,312,254         4,673,796
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    191,169,653  $    134,931,130  $      5,012,390  $      4,312,254
                                    ================  ================  ================  ================

                                            LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                         VARIABLE LARGE CAP VALUE            VARIABLE SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2013              2012              2013              2012
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           1,148  $         27,751  $    (1,235,439)  $      (568,565)
   Net realized gains (losses)....            466,613            50,468         8,864,593         3,154,639
   Change in unrealized gains
     (losses) on investments......          1,056,824           510,271        24,881,277         5,466,771
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          1,524,585           588,490        32,510,431         8,052,845
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            282,593           573,803        16,380,155        16,257,772
   Net transfers (including fixed
     account).....................            813,486           285,926         3,443,300         1,590,977
   Contract charges...............           (46,356)          (36,742)         (824,479)         (481,813)
   Transfers for contract benefits
     and terminations.............          (424,843)         (504,347)       (3,891,881)       (3,103,064)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            624,880           318,640        15,107,095        14,263,872
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          2,149,465           907,130        47,617,526        22,316,717
NET ASSETS:
   Beginning of year..............          4,743,489         3,836,359        64,881,494        42,564,777
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $       6,892,954  $      4,743,489  $    112,499,020  $     64,881,494
                                    =================  ================  ================  ================

                                             LMPVET INVESTMENT                        LMPVET
                                     COUNSEL VARIABLE SOCIAL AWARENESS   VARIABLE LIFESTYLE ALLOCATION 50%
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2013              2012               2013              2012
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (2,213)  $         (2,313)  $        335,965  $        451,589
   Net realized gains (losses)....             8,209             18,868           294,643           110,528
   Change in unrealized gains
     (losses) on investments......            39,556             26,419         4,402,903         2,456,921
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            45,552             42,974         5,033,511         3,019,038
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --         6,821,630         6,963,572
   Net transfers (including fixed
     account).....................             9,338           (49,856)         3,040,842         1,186,938
   Contract charges...............             (130)              (173)         (323,071)         (208,041)
   Transfers for contract benefits
     and terminations.............          (51,803)          (204,989)       (3,091,539)       (2,607,174)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (42,595)          (255,018)         6,447,862         5,335,295
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............             2,957          (212,044)        11,481,373         8,354,333
NET ASSETS:
   Beginning of year..............           289,329            501,373        32,620,028        24,265,695
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $        292,286  $         289,329  $     44,101,401  $     32,620,028
                                    ================  =================  ================  ================

                                                  LMPVET
                                     VARIABLE LIFESTYLE ALLOCATION 70%
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (5,215)  $         16,093
   Net realized gains (losses)....           164,204            48,643
   Change in unrealized gains
     (losses) on investments......           307,412           296,816
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           466,401           361,552
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               120             3,120
   Net transfers (including fixed
     account).....................           208,852          (27,315)
   Contract charges...............             (702)             (796)
   Transfers for contract benefits
     and terminations.............         (943,181)         (849,995)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (734,911)         (874,986)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (268,510)         (513,434)
NET ASSETS:
   Beginning of year..............         2,573,509         3,086,943
                                    ----------------  ----------------
   End of year....................  $      2,304,999  $      2,573,509
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                   LMPVET                       LMPVIT WESTERN ASSET
                                      VARIABLE LIFESTYLE ALLOCATION 85%    VARIABLE GLOBAL HIGH YIELD BOND
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2013              2012              2013               2012
                                     ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        265,832  $        362,338  $      4,754,059  $       5,165,628
   Net realized gains (losses).....         1,739,917           528,492            97,460           (68,307)
   Change in unrealized gains
     (losses) on investments.......        17,385,552         8,931,921         (303,455)          7,182,092
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        19,391,301         9,822,751         4,548,064         12,279,413
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,896,642         8,807,329        12,043,147         15,538,183
   Net transfers (including fixed
     account)......................          (70,391)         (793,785)         6,173,096          4,005,384
   Contract charges................         (739,142)         (611,650)         (741,652)          (516,554)
   Transfers for contract benefits
     and terminations..............       (7,221,465)       (3,286,778)       (9,054,116)        (9,252,417)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (4,134,356)         4,115,116         8,420,475          9,774,596
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        15,256,945        13,937,867        12,968,539         22,054,009
NET ASSETS:
   Beginning of year...............        79,817,339        65,879,472        91,771,912         69,717,903
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $     95,074,284  $     79,817,339  $    104,740,451  $      91,771,912
                                     ================  ================  ================  =================

                                                   MFS VIT                              MFS VIT
                                               INVESTORS TRUST                       NEW DISCOVERY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013               2012
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (69)  $           (190)  $          (581)  $           (602)
   Net realized gains (losses).....               292              2,707             2,006              4,349
   Change in unrealized gains
     (losses) on investments.......             5,877              2,028            12,769              3,991
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             6,100              4,545            14,194              7,738
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --                --                 --
   Net transfers (including fixed
     account)......................                --                 --                --                 --
   Contract charges................                --                 --                --                 --
   Transfers for contract benefits
     and terminations..............             (637)           (18,051)           (9,835)            (7,451)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......             (637)           (18,051)           (9,835)            (7,451)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............             5,463           (13,506)             4,359                287
NET ASSETS:
   Beginning of year...............            20,488             33,994            41,661             41,374
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $         25,951  $          20,488  $         46,020  $          41,661
                                     ================  =================  ================  =================

                                                                                MIST ALLIANCEBERNSTEIN
                                              MFS VIT RESEARCH                 GLOBAL DYNAMIC ALLOCATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013              2012
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          (610)  $           (299)  $    (4,610,871)  $    (31,735,651)
   Net realized gains (losses).....             1,133                603        73,047,817             68,339
   Change in unrealized gains
     (losses) on investments.......            14,560              6,684       213,779,983        215,787,760
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            15,083              6,988       282,216,929        184,120,448
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --       248,776,609        748,915,629
   Net transfers (including fixed
     account)......................                --                 --        93,377,580        331,990,410
   Contract charges................                --                 --      (43,781,572)       (28,058,490)
   Transfers for contract benefits
     and terminations..............           (1,403)            (1,975)      (90,758,771)       (52,503,657)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (1,403)            (1,975)       207,613,846      1,000,343,892
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            13,680              5,013       489,830,775      1,184,464,340
NET ASSETS:
   Beginning of year...............            50,155             45,142     2,823,843,417      1,639,379,077
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $         63,835  $          50,155  $  3,313,674,192  $   2,823,843,417
                                     ================  =================  ================  =================

                                                    MIST
                                     AMERICAN FUNDS BALANCED ALLOCATION
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2013              2012
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (5,388,861)  $      4,444,113
   Net realized gains (losses).....       250,625,904        60,128,154
   Change in unrealized gains
     (losses) on investments.......       260,897,780       273,656,262
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       506,134,823       338,228,529
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        29,549,572        83,164,894
   Net transfers (including fixed
     account)......................       (8,307,267)      (60,456,373)
   Contract charges................      (37,993,157)      (37,328,286)
   Transfers for contract benefits
     and terminations..............     (165,057,262)     (132,325,623)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (181,808,114)     (146,945,388)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............       324,326,709       191,283,141
NET ASSETS:
   Beginning of year...............     3,106,060,329     2,914,777,188
                                     ----------------  ----------------
   End of year.....................  $  3,430,387,038  $  3,106,060,329
                                     ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                   MIST                                MIST
                                     AMERICAN FUNDS GROWTH ALLOCATION          AMERICAN FUNDS GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (9,394,519)  $    (5,413,271)  $    (6,517,995)  $    (6,868,206)
   Net realized gains (losses)....       121,285,044        26,669,090        55,767,296        20,415,943
   Change in unrealized gains
     (losses) on investments......       233,109,626       175,144,743        96,031,643        67,309,082
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       345,000,151       196,400,562       145,280,944        80,856,819
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        19,707,302        52,400,148        14,629,823        17,133,976
   Net transfers (including fixed
     account).....................        66,168,229      (72,570,860)      (37,937,636)      (78,467,843)
   Contract charges...............      (16,411,723)      (15,855,986)       (6,691,159)       (6,678,966)
   Transfers for contract benefits
     and terminations.............      (82,807,176)      (62,098,994)      (28,561,135)      (20,470,993)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (13,343,368)      (98,125,692)      (58,560,107)      (88,483,826)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       331,656,783        98,274,870        86,720,837       (7,627,007)
NET ASSETS:
   Beginning of year..............     1,496,665,592     1,398,390,722       545,665,799       553,292,806
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  1,828,322,375  $  1,496,665,592  $    632,386,636  $    545,665,799
                                    ================  ================  ================  ================

                                                   MIST                                MIST
                                    AMERICAN FUNDS MODERATE ALLOCATION       AQR GLOBAL RISK BALANCED
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                           2013            2012                2013              2012
                                     ---------------  ---------------    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $     2,016,609  $     8,663,944    $     24,454,360  $   (29,485,494)
   Net realized gains (losses)....       119,968,172       39,154,321         131,410,280        13,924,436
   Change in unrealized gains
     (losses) on investments......        74,888,275      103,394,103       (347,099,092)       257,592,013
                                     ---------------  ---------------    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       196,873,056      151,212,368       (191,234,452)       242,030,955
                                     ---------------  ---------------    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        17,989,884       43,856,551         299,929,057     1,010,258,029
   Net transfers (including fixed
     account).....................      (30,931,042)     (43,601,001)       (449,932,361)       701,135,494
   Contract charges...............      (21,278,076)     (21,439,772)        (50,307,360)      (34,472,373)
   Transfers for contract benefits
     and terminations.............     (100,612,790)     (79,167,097)       (113,288,370)      (63,766,725)
                                     ---------------  ---------------    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (134,832,024)    (100,351,319)       (313,599,034)     1,613,154,425
                                     ---------------  ---------------    ----------------  ----------------
     Net increase (decrease)
       in net assets..............        62,041,032       50,861,049       (504,833,486)     1,855,185,380
NET ASSETS:
   Beginning of year..............     1,734,325,945    1,683,464,896       3,753,309,463     1,898,124,083
                                     ---------------  ---------------    ----------------  ----------------
   End of year....................   $ 1,796,366,977  $ 1,734,325,945    $  3,248,475,977  $  3,753,309,463
                                     ===============  ===============    ================  ================

                                                    MIST                                 MIST
                                    BLACKROCK GLOBAL TACTICAL STRATEGIES         BLACKROCK HIGH YIELD
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                    -------------------------------------  ----------------------------------
                                            2013              2012               2013              2012
                                      ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...    $    (3,617,558)  $   (58,135,263)   $     14,596,196  $     13,623,467
   Net realized gains (losses)....         133,255,577           130,203          9,642,339         5,023,228
   Change in unrealized gains
     (losses) on investments......         311,060,284       341,923,540        (4,631,091)        14,564,761
                                      ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         440,698,303       283,918,480         19,607,444        33,211,456
                                      ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         411,567,881     1,312,263,362         13,943,237        20,947,935
   Net transfers (including fixed
     account).....................        (28,640,096)       557,379,957       (26,718,376)        17,699,162
   Contract charges...............        (73,176,143)      (48,022,451)        (2,612,849)       (2,591,456)
   Transfers for contract benefits
     and terminations.............       (149,396,119)      (91,426,698)       (16,046,952)      (13,914,636)
                                      ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         160,355,523     1,730,194,170       (31,434,940)        22,141,005
                                      ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............         601,053,826     2,014,112,650       (11,827,496)        55,352,461
NET ASSETS:
   Beginning of year..............       4,856,824,935     2,842,712,285        276,977,302       221,624,841
                                      ----------------  ----------------   ----------------  ----------------
   End of year....................    $  5,457,878,761  $  4,856,824,935   $    265,149,806  $    276,977,302
                                      ================  ================   ================  ================


                                       MIST BLACKROCK LARGE CAP CORE
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (69,719)  $       (98,467)
   Net realized gains (losses)....           843,040           204,327
   Change in unrealized gains
     (losses) on investments......         3,552,916         1,366,663
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         4,326,237         1,472,523
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           654,278         2,809,895
   Net transfers (including fixed
     account).....................         (847,332)       (1,633,705)
   Contract charges...............         (180,167)         (169,775)
   Transfers for contract benefits
     and terminations.............       (1,522,513)         (889,640)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,895,734)           116,775
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,430,503         1,589,298
NET ASSETS:
   Beginning of year..............        14,439,147        12,849,849
                                    ----------------  ----------------
   End of year....................  $     16,869,650  $     14,439,147
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                       MIST
                                     MIST CLARION GLOBAL REAL ESTATE     CLEARBRIDGE AGGRESSIVE GROWTH II
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012              2013               2012
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      9,853,299  $        648,569  $     (1,006,117)  $    (1,256,766)
   Net realized gains (losses)....          (92,999)       (1,249,413)          5,873,060         1,264,699
   Change in unrealized gains
     (losses) on investments......       (6,455,197)        35,559,210         19,911,595        14,507,523
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,305,103        34,958,366         24,778,538        14,515,456
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,804,117         7,794,423          1,347,767         4,262,148
   Net transfers (including fixed
     account).....................        14,576,022       (2,227,782)        (5,985,835)        25,557,583
   Contract charges...............       (1,769,594)       (1,587,295)        (1,164,663)       (1,131,367)
   Transfers for contract benefits
     and terminations.............      (12,559,683)       (9,066,811)        (6,729,962)       (5,149,785)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         2,050,862       (5,087,465)       (12,532,693)        23,538,579
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............         5,355,965        29,870,901         12,245,845        38,054,035
NET ASSETS:
   Beginning of year..............       177,317,957       147,447,056        106,823,115        68,769,080
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    182,673,922  $    177,317,957  $     119,068,960  $    106,823,115
                                    ================  ================  =================  ================

                                                  MIST                                 MIST
                                      CLEARBRIDGE AGGRESSIVE GROWTH         GOLDMAN SACHS MID CAP VALUE
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012               2013              2012
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (5,039,430)  $    (4,519,479)  $     (1,173,155)  $    (1,395,190)
   Net realized gains (losses)....        11,473,473         4,996,289         12,013,375           565,819
   Change in unrealized gains
     (losses) on investments......       123,052,679        43,727,000         31,704,368        21,341,212
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       129,486,722        44,203,810         42,544,588        20,511,841
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,418,106         8,612,510          1,260,840         2,591,780
   Net transfers (including fixed
     account).....................        52,077,391       (6,817,243)            158,750       (5,769,122)
   Contract charges...............       (3,110,264)       (2,555,203)        (1,323,450)       (1,125,130)
   Transfers for contract benefits
     and terminations.............      (25,033,154)      (16,051,172)       (11,814,121)       (7,693,862)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        29,352,079      (16,811,108)       (11,717,981)      (11,996,334)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............       158,838,801        27,392,702         30,826,607         8,515,507
NET ASSETS:
   Beginning of year..............       292,871,764       265,479,062        139,211,779       130,696,272
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    451,710,565  $    292,871,764  $     170,038,386  $    139,211,779
                                    ================  ================  =================  ================

                                                   MIST                                 MIST
                                       HARRIS OAKMARK INTERNATIONAL       INVESCO BALANCED-RISK ALLOCATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2013              2012                2013            2012 (b)
                                    ----------------  -----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      5,201,015  $          91,453   $   (12,158,692)  $    (1,415,511)
   Net realized gains (losses)....        11,702,177        (1,430,384)         10,077,015         6,907,824
   Change in unrealized gains
     (losses) on investments......       134,182,838        121,937,845          4,078,692        10,868,519
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       151,086,030        120,598,914          1,997,015        16,360,832
                                    ----------------  -----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        17,704,175         17,848,721        168,173,765       338,086,548
   Net transfers (including fixed
     account).....................        27,865,479       (30,313,737)         45,607,989       313,044,735
   Contract charges...............       (5,353,619)        (4,604,462)       (10,692,799)       (1,295,053)
   Transfers for contract benefits
     and terminations.............      (36,258,075)       (26,450,720)       (23,347,690)       (4,774,645)
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         3,957,960       (43,520,198)        179,741,265       645,061,585
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............       155,043,990         77,078,716        181,738,280       661,422,417
NET ASSETS:
   Beginning of year..............       538,939,254        461,860,538        661,422,417                --
                                    ----------------  -----------------   ----------------  ----------------
   End of year....................  $    693,983,244  $     538,939,254   $    843,160,697  $    661,422,417
                                    ================  =================   ================  ================

                                                   MIST
                                             INVESCO COMSTOCK
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2013              2012
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (1,674,772)  $      (729,855)
   Net realized gains (losses)....          9,703,108         5,346,575
   Change in unrealized gains
     (losses) on investments......        101,696,056        43,146,332
                                    -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        109,724,392        47,763,052
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         20,478,377        22,458,903
   Net transfers (including fixed
     account).....................         11,030,539        19,211,409
   Contract charges...............        (3,417,107)       (2,706,893)
   Transfers for contract benefits
     and terminations.............       (23,713,080)      (23,731,077)
                                    -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          4,378,729        15,232,342
                                    -----------------  ----------------
     Net increase (decrease)
       in net assets..............        114,103,121        62,995,394
NET ASSETS:
   Beginning of year..............        329,458,802       266,463,408
                                    -----------------  ----------------
   End of year....................  $     443,561,923  $    329,458,802
                                    =================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                        MIST INVESCO MID CAP VALUE         MIST INVESCO SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,314,553)  $    (1,633,191)  $    (3,674,573)  $    (3,709,725)
   Net realized gains (losses)....         7,722,920         2,663,619        24,585,422        18,783,431
   Change in unrealized gains
     (losses) on investments......        30,620,411        15,199,656        67,501,884        19,533,978
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        37,028,778        16,230,084        88,412,733        34,607,684
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,155,363         6,093,408        10,016,335        15,838,800
   Net transfers (including fixed
     account).....................      (10,011,007)       (3,393,066)         1,587,973       (5,702,899)
   Contract charges...............       (1,678,656)       (1,548,008)       (2,269,655)       (1,966,440)
   Transfers for contract benefits
     and terminations.............       (7,603,595)       (6,237,615)      (19,026,821)      (14,981,160)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (17,137,895)       (5,085,281)       (9,692,168)       (6,811,699)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        19,890,883        11,144,803        78,720,565        27,795,985
NET ASSETS:
   Beginning of year..............       138,149,492       127,004,689       240,468,780       212,672,795
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    158,040,375  $    138,149,492  $    319,189,345  $    240,468,780
                                    ================  ================  ================  ================

                                                                                       MIST
                                          MIST JPMORGAN CORE BOND        JPMORGAN GLOBAL ACTIVE ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012              2013            2012 (b)
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (4,238,910)  $      3,581,213  $    (6,934,561)  $      (253,669)
   Net realized gains (losses)....        24,886,829         5,226,825         2,430,024         1,691,655
   Change in unrealized gains
     (losses) on investments......      (36,171,178)         2,725,888        53,369,009         7,508,587
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (15,523,259)        11,533,926        48,864,472         8,946,573
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,386,585         8,908,512       122,948,435       187,365,819
   Net transfers (including fixed
     account).....................         1,463,200       (2,442,719)       313,227,408        88,135,164
   Contract charges...............       (3,775,856)       (4,085,255)       (6,988,131)         (274,498)
   Transfers for contract benefits
     and terminations.............      (19,173,185)      (16,768,257)      (13,774,602)       (1,600,923)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (19,099,256)      (14,387,719)       415,413,110       273,625,562
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (34,622,515)       (2,853,793)       464,277,582       282,572,135
NET ASSETS:
   Beginning of year..............       346,492,447       349,346,240       282,572,135                --
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    311,869,932  $    346,492,447  $    746,849,717  $    282,572,135
                                    ================  ================  ================  ================

                                                   MIST
                                         JPMORGAN SMALL CAP VALUE        MIST LOOMIS SAYLES GLOBAL MARKETS
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013             2012
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (280,527)  $      (218,746)  $      1,519,876  $     1,268,388
   Net realized gains (losses)....         1,241,336           283,760         5,872,725        2,390,289
   Change in unrealized gains
     (losses) on investments......         6,048,540         2,823,277        18,236,473       20,641,146
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,009,349         2,888,291        25,629,074       24,299,823
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           370,757         2,194,628         2,604,900        5,861,547
   Net transfers (including fixed
     account).....................       (1,450,951)         (541,359)      (13,383,801)      (8,628,678)
   Contract charges...............         (290,764)         (250,601)       (1,759,667)      (1,759,286)
   Transfers for contract benefits
     and terminations.............       (1,786,801)       (1,500,264)      (10,275,135)      (7,011,203)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,157,759)          (97,596)      (22,813,703)     (11,537,620)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............         3,851,590         2,790,695         2,815,371       12,762,203
NET ASSETS:
   Beginning of year..............        24,014,976        21,224,281       177,780,410      165,018,207
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $     27,866,566  $     24,014,976  $    180,595,781  $   177,780,410
                                    ================  ================  ================  ===============


                                     MIST LORD ABBETT BOND DEBENTURE
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     12,964,602  $     14,699,205
   Net realized gains (losses)....         4,166,635         1,754,535
   Change in unrealized gains
     (losses) on investments......       (1,363,498)        11,202,166
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        15,767,739        27,655,906
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,945,951         4,758,094
   Net transfers (including fixed
     account).....................         3,690,479         2,066,753
   Contract charges...............       (1,551,965)       (1,668,326)
   Transfers for contract benefits
     and terminations.............      (27,568,008)      (21,909,684)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (22,483,543)      (16,753,163)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (6,715,804)        10,902,743
NET ASSETS:
   Beginning of year..............       266,010,291       255,107,548
                                    ----------------  ----------------
   End of year....................  $    259,294,487  $    266,010,291
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                    MIST MET/FRANKLIN
                                     MIST MET/EATON VANCE FLOATING RATE         LOW DURATION TOTAL RETURN
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                           2013               2012               2013               2012
                                     -----------------  ----------------   -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,167,863  $        893,371   $       (409,213)  $        118,242
   Net realized gains (losses).....            371,454           215,912              31,429            24,752
   Change in unrealized gains
     (losses) on investments.......          (202,111)         1,524,996             351,282           737,426
                                     -----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          1,337,206         2,634,279            (26,502)           880,420
                                     -----------------  ----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,243,464         3,005,201           2,247,876         2,001,148
   Net transfers (including fixed
     account)......................         31,075,652         7,696,712         100,397,861        15,509,501
   Contract charges................          (606,811)         (455,891)           (860,351)         (372,941)
   Transfers for contract benefits
     and terminations..............        (4,130,678)       (2,380,066)         (5,061,682)       (2,070,016)
                                     -----------------  ----------------   -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         27,581,627         7,865,956          96,723,704        15,067,692
                                     -----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets..............         28,918,833        10,500,235          96,697,202        15,948,112
NET ASSETS:
   Beginning of year...............         54,197,004        43,696,769          43,609,944        27,661,832
                                     -----------------  ----------------   -----------------  ----------------
   End of year.....................  $      83,115,837  $     54,197,004   $     140,307,146  $     43,609,944
                                     =================  ================   =================  ================

                                                    MIST
                                      MET/TEMPLETON INTERNATIONAL BOND     MIST METLIFE AGGRESSIVE STRATEGY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2013              2012               2013              2012
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         276,907  $      4,814,452  $     (5,162,875)  $    (5,348,850)
   Net realized gains (losses).....             98,819         (394,426)          8,803,988       (2,155,955)
   Change in unrealized gains
     (losses) on investments.......          (752,953)         1,944,505        141,558,132        83,183,465
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (377,227)         6,364,531        145,199,245        75,678,660
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            293,635         1,816,115          6,117,615        14,730,577
   Net transfers (including fixed
     account)......................        (1,527,452)           274,897            344,230      (36,687,365)
   Contract charges................          (704,031)         (735,731)        (4,668,056)       (4,564,800)
   Transfers for contract benefits
     and terminations..............        (2,400,039)       (1,811,827)       (32,065,600)      (28,804,866)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (4,337,887)         (456,546)       (30,271,811)      (55,326,454)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (4,715,114)         5,907,985        114,927,434        20,352,206
NET ASSETS:
   Beginning of year...............         57,001,253        51,093,268        545,044,070       524,691,864
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      52,286,139  $     57,001,253  $     659,971,504  $    545,044,070
                                     =================  ================  =================  ================


                                         MIST METLIFE BALANCED PLUS         MIST METLIFE BALANCED STRATEGY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2013              2012               2013              2012
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (12,169,666)  $   (51,515,645)  $      32,102,742  $     38,994,505
   Net realized gains (losses).....        109,386,034                --         83,827,637        19,597,212
   Change in unrealized gains
     (losses) on investments.......        560,925,735       424,121,430      1,085,370,764       737,960,714
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        658,142,103       372,605,785      1,201,301,143       796,552,431
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        512,612,376     1,251,910,858         64,210,282       148,711,444
   Net transfers (including fixed
     account)......................        934,128,079       686,159,234         24,844,873     (193,862,187)
   Contract charges................       (75,280,741)      (42,151,548)       (69,900,438)      (70,278,541)
   Transfers for contract benefits
     and terminations..............      (168,084,256)      (87,089,575)      (454,179,016)     (399,975,900)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      1,203,375,458     1,808,828,969      (435,024,299)     (515,405,184)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      1,861,517,561     2,181,434,754        766,276,844       281,147,247
NET ASSETS:
   Beginning of year...............      4,593,209,415     2,411,774,661      7,045,806,333     6,764,659,086
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $   6,454,726,976  $  4,593,209,415  $   7,812,083,177  $  7,045,806,333
                                     =================  ================  =================  ================


                                       MIST METLIFE DEFENSIVE STRATEGY
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2013               2012
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     31,247,477  $      27,979,016
   Net realized gains (losses).....       114,843,713         40,608,351
   Change in unrealized gains
     (losses) on investments.......         8,150,548        131,200,155
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       154,241,738        199,787,522
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        15,258,041         43,475,387
   Net transfers (including fixed
     account)......................     (342,355,184)         24,870,720
   Contract charges................      (21,496,345)       (22,681,295)
   Transfers for contract benefits
     and terminations..............     (165,714,842)      (141,326,271)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (514,308,330)       (95,661,459)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............     (360,066,592)        104,126,063
NET ASSETS:
   Beginning of year...............     2,332,865,728      2,228,739,665
                                     ----------------  -----------------
   End of year.....................  $  1,972,799,136  $   2,332,865,728
                                     ================  =================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                       MIST METLIFE GROWTH STRATEGY      MIST METLIFE MODERATE STRATEGY
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (12,655,471)  $      1,381,851  $     28,607,761  $     37,131,263
   Net realized gains (losses)....        48,996,687      (22,087,133)        60,925,288        22,204,509
   Change in unrealized gains
     (losses) on investments......     1,250,387,461       680,222,228       327,287,238       287,329,954
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     1,286,728,677       659,516,946       416,820,287       346,665,726
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        50,551,717       108,087,013        27,247,167        69,079,528
   Net transfers (including fixed
     account).....................       738,063,707     (246,783,276)      (46,175,969)      (27,530,545)
   Contract charges...............      (53,238,434)      (48,638,262)      (35,004,574)      (35,285,870)
   Transfers for contract benefits
     and terminations.............     (370,695,161)     (283,004,290)     (214,831,807)     (193,516,590)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       364,681,829     (470,338,815)     (268,765,183)     (187,253,477)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     1,651,410,506       189,178,131       148,055,104       159,412,249
NET ASSETS:
   Beginning of year..............     5,115,649,012     4,926,470,881     3,483,723,904     3,324,311,655
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  6,767,059,518  $  5,115,649,012  $  3,631,779,008  $  3,483,723,904
                                    ================  ================  ================  ================

                                                  MIST
                                    METLIFE MULTI-INDEX TARGETED RISK   MIST MFS EMERGING MARKETS EQUITY
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013            2012 (c)            2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (699,118)  $        (7,978)  $    (2,103,697)  $    (3,386,337)
   Net realized gains (losses)....         3,617,087                --         1,835,792         1,870,263
   Change in unrealized gains
     (losses) on investments......         7,257,662            89,193      (28,154,915)        66,406,442
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        10,175,631            81,215      (28,422,820)        64,890,368
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        48,451,797        10,581,513        18,621,868        37,141,675
   Net transfers (including fixed
     account).....................       142,884,678           585,564        44,696,703         (611,099)
   Contract charges...............         (796,188)                --       (4,647,330)       (4,426,432)
   Transfers for contract benefits
     and terminations.............       (2,006,845)             (313)      (22,864,787)      (17,976,417)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       188,533,442        11,166,764        35,806,454        14,127,727
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       198,709,073        11,247,979         7,383,634        79,018,095
NET ASSETS:
   Beginning of year..............        11,247,979                --       448,693,258       369,675,163
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    209,957,052  $     11,247,979  $    456,076,892  $    448,693,258
                                    ================  ================  ================  ================

                                                                                       MIST
                                      MIST MFS RESEARCH INTERNATIONAL      MORGAN STANLEY MID CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,181,971  $        858,851  $    (1,696,520)  $    (2,043,749)
   Net realized gains (losses)....           522,322       (3,635,460)         2,455,142           158,086
   Change in unrealized gains
     (losses) on investments......        47,772,611        44,865,003        64,718,433        10,495,708
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        51,476,904        42,088,394        65,477,055         8,610,045
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,992,222        12,899,341        30,911,631        44,704,015
   Net transfers (including fixed
     account).....................      (11,184,676)       (5,504,513)       (5,530,092)        10,647,959
   Contract charges...............       (2,476,702)       (2,406,377)       (2,046,240)       (1,253,613)
   Transfers for contract benefits
     and terminations.............      (23,934,709)      (21,276,250)      (10,333,215)       (6,020,714)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (31,603,865)      (16,287,799)        13,002,084        48,077,647
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        19,873,039        25,800,595        78,479,139        56,687,692
NET ASSETS:
   Beginning of year..............       311,615,422       285,814,827       166,100,095       109,412,403
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    331,488,461  $    311,615,422  $    244,579,234  $    166,100,095
                                    ================  ================  ================  ================


                                     MIST OPPENHEIMER GLOBAL EQUITY
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (523,132)  $        (7,496)
   Net realized gains (losses)....           471,553            25,191
   Change in unrealized gains
     (losses) on investments......        11,622,690         1,707,146
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,571,111         1,724,841
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           974,476            93,332
   Net transfers (including fixed
     account).....................        59,782,304            42,419
   Contract charges...............         (334,651)          (47,022)
   Transfers for contract benefits
     and terminations.............       (3,578,136)       (1,160,102)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        56,843,993       (1,071,373)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............        68,415,104           653,468
NET ASSETS:
   Beginning of year..............         9,983,469         9,330,001
                                    ----------------  ----------------
   End of year....................  $     78,398,573  $      9,983,469
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                MIST PIMCO
                                         INFLATION PROTECTED BOND             MIST PIMCO TOTAL RETURN
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012              2013               2012
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      5,656,555  $     14,248,598  $      57,226,440  $     34,066,251
   Net realized gains (losses)....        44,720,235        63,569,905         42,284,668         8,990,391
   Change in unrealized gains
     (losses) on investments......     (156,230,192)       (6,836,618)      (175,186,613)       116,050,383
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (105,853,402)        70,981,885       (75,675,505)       159,107,025
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,816,286        37,089,098         23,558,528        78,337,791
   Net transfers (including fixed
     account).....................      (33,502,041)        43,921,625       (36,143,738)       (4,343,112)
   Contract charges...............       (9,760,980)      (10,805,997)       (21,824,762)      (22,953,383)
   Transfers for contract benefits
     and terminations.............      (58,283,070)      (56,743,134)      (130,498,036)     (116,536,293)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (93,729,805)        13,461,592      (164,908,008)      (65,494,997)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............     (199,583,207)        84,443,477      (240,583,513)        93,612,028
NET ASSETS:
   Beginning of year..............     1,021,039,296       936,595,819      2,234,370,461     2,140,758,433
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    821,456,089  $  1,021,039,296  $   1,993,786,948  $  2,234,370,461
                                    ================  ================  =================  ================


                                             MIST PIONEER FUND             MIST PIONEER STRATEGIC INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012               2013              2012
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,682,697  $        111,876  $      30,105,308  $     23,818,738
   Net realized gains (losses)....         4,614,621           453,975          3,348,132         3,201,649
   Change in unrealized gains
     (losses) on investments......        61,555,660        15,646,585       (32,752,219)        39,967,597
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        70,852,978        16,212,436            701,221        66,987,984
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        28,240,878        44,864,297         95,062,807       151,288,040
   Net transfers (including fixed
     account).....................       (4,702,128)         1,427,489         81,921,721        42,203,327
   Contract charges...............       (2,681,923)       (1,901,589)        (7,949,861)       (6,040,609)
   Transfers for contract benefits
     and terminations.............      (13,997,790)       (9,026,061)       (55,184,071)      (49,923,251)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         6,859,037        35,364,136        113,850,596       137,527,507
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............        77,712,015        51,576,572        114,551,817       204,515,491
NET ASSETS:
   Beginning of year..............       220,043,655       168,467,083        804,777,040       600,261,549
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    297,755,670  $    220,043,655  $     919,328,857  $    804,777,040
                                    ================  ================  =================  ================

                                                                           MIST PYRAMIS
                                      MIST PYRAMIS GOVERNMENT INCOME       MANAGED RISK     MIST SCHRODERS GLOBAL MULTI-ASSET
                                                SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                    -----------------------------------  ----------------  ----------------------------------
                                          2013              2012             2013 (d)            2013            2012 (b)
                                    ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,187,173  $    (10,117,810)  $        251,733  $    (4,795,245)  $        500,116
   Net realized gains (losses)....         2,758,477          1,490,373         1,330,956         2,079,740         3,101,742
   Change in unrealized gains
     (losses) on investments......      (56,847,411)         18,800,148         1,889,489        31,029,531         3,115,131
                                    ----------------  -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (52,901,761)         10,172,711         3,472,178        28,314,026         6,716,989
                                    ----------------  -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        63,436,489        302,268,640        11,152,445        68,362,808       102,099,034
   Net transfers (including fixed
     account).....................     (213,162,045)        203,505,051        64,918,197       161,034,274        84,640,438
   Contract charges...............      (12,240,571)        (8,518,130)         (309,972)       (4,470,986)         (248,694)
   Transfers for contract benefits
     and terminations.............      (38,279,793)       (29,014,385)         (815,619)       (9,919,594)       (1,322,606)
                                    ----------------  -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (200,245,920)        468,241,176        74,945,051       215,006,502       185,168,172
                                    ----------------  -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (253,147,681)        478,413,887        78,417,229       243,320,528       191,885,161
NET ASSETS:
   Beginning of year..............       968,887,238        490,473,351                --       191,885,161                --
                                    ----------------  -----------------  ----------------  ----------------  ----------------
   End of year....................  $    715,739,557  $     968,887,238  $     78,417,229  $    435,205,689  $    191,885,161
                                    ================  =================  ================  ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                      MIST SSGA GROWTH AND INCOME ETF           MIST SSGA GROWTH ETF
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2013              2012               2013               2012
                                    ----------------  ----------------   -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     15,406,854  $     13,091,362   $       2,717,724  $      1,829,679
   Net realized gains (losses)....        56,799,502        42,136,114          25,386,819        23,356,452
   Change in unrealized gains
     (losses) on investments......        92,923,301        98,280,740          44,458,197        28,469,195
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       165,129,657       153,508,216          72,562,740        53,655,326
                                    ----------------  ----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        11,860,244        46,035,006           5,978,512        21,002,248
   Net transfers (including fixed
     account).....................      (37,705,533)         (195,586)           6,512,325      (12,945,274)
   Contract charges...............      (18,210,457)      (18,086,953)         (4,933,205)       (4,790,029)
   Transfers for contract benefits
     and terminations.............      (64,397,713)      (50,499,266)        (18,680,473)      (17,887,141)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (108,453,459)      (22,746,799)        (11,122,841)      (14,620,196)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
       in net assets..............        56,676,198       130,761,417          61,439,899        39,035,130
NET ASSETS:
   Beginning of year..............     1,521,502,479     1,390,741,062         448,167,959       409,132,829
                                    ----------------  ----------------   -----------------  ----------------
   End of year....................  $  1,578,178,677  $  1,521,502,479   $     509,607,858  $    448,167,959
                                    ================  ================   =================  ================

                                                                                        MIST
                                    MIST T. ROWE PRICE LARGE CAP VALUE      T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2013              2012                2013              2012
                                    ----------------  ----------------   -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        274,524  $      (196,934)   $     (7,216,909)  $    (7,430,645)
   Net realized gains (losses)....        12,380,070       (4,291,658)          44,126,921        66,125,790
   Change in unrealized gains
     (losses) on investments......       154,938,541        84,038,159         116,792,789       (7,225,269)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       167,593,135        79,549,567         153,702,801        51,469,876
                                    ----------------  ----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,988,896        11,676,417           4,862,681        13,185,984
   Net transfers (including fixed
     account).....................         4,058,593      (16,072,648)        (21,028,467)       (5,883,360)
   Contract charges...............       (3,122,742)       (2,725,048)         (4,805,296)       (4,454,613)
   Transfers for contract benefits
     and terminations.............      (55,363,943)      (42,677,000)        (31,385,247)      (25,927,937)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (46,439,196)      (49,798,279)        (52,356,329)      (23,079,926)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
       in net assets..............       121,153,939        29,751,288         101,346,472        28,389,950
NET ASSETS:
   Beginning of year..............       536,790,380       507,039,092         467,536,275       439,146,325
                                    ----------------  ----------------   -----------------  ----------------
   End of year....................  $    657,944,319  $    536,790,380   $     568,882,747  $    467,536,275
                                    ================  ================   =================  ================

                                                   MIST                                  MSF
                                       THIRD AVENUE SMALL CAP VALUE      BAILLIE GIFFORD INTERNATIONAL STOCK
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ------------------------------------
                                          2013              2012                2013              2012
                                    ----------------  -----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,972,508)  $     (4,874,313)   $    (3,165,848)  $       (13,133)
   Net realized gains (losses)....        14,422,998          4,677,378          1,385,436         (385,254)
   Change in unrealized gains
     (losses) on investments......        71,078,415         44,432,620         31,198,214           847,778
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        83,528,905         44,235,685         29,417,802           449,391
                                    ----------------  -----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,497,715          6,340,050          1,422,162             3,449
   Net transfers (including fixed
     account).....................      (16,141,981)       (30,637,666)        282,688,482            78,870
   Contract charges...............       (2,257,569)        (2,277,977)        (2,205,156)             (851)
   Transfers for contract benefits
     and terminations.............      (24,465,425)       (20,652,202)       (10,455,850)         (748,795)
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (40,367,260)       (47,227,795)        271,449,638         (667,327)
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............        43,161,645        (2,992,110)        300,867,440         (217,936)
NET ASSETS:
   Beginning of year..............       287,540,317        290,532,427          2,585,607         2,803,543
                                    ----------------  -----------------   ----------------  ----------------
   End of year....................  $    330,701,962  $     287,540,317   $    303,453,047  $      2,585,607
                                    ================  =================   ================  ================


                                     MSF BARCLAYS AGGREGATE BOND INDEX
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2013              2012
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       2,684,004  $      2,743,171
   Net realized gains (losses)....          (145,067)           313,783
   Change in unrealized gains
     (losses) on investments......        (8,883,122)         (228,315)
                                    -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        (6,344,185)         2,828,639
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         11,149,289         8,092,766
   Net transfers (including fixed
     account).....................         15,951,296        18,316,110
   Contract charges...............        (1,698,851)       (1,557,565)
   Transfers for contract benefits
     and terminations.............        (8,039,466)       (6,300,163)
                                    -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         17,362,268        18,551,148
                                    -----------------  ----------------
     Net increase (decrease)
       in net assets..............         11,018,083        21,379,787
NET ASSETS:
   Beginning of year..............        151,553,766       130,173,979
                                    -----------------  ----------------
   End of year....................  $     162,571,849  $    151,553,766
                                    =================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                        MSF
                                         MSF BLACKROCK BOND INCOME        BLACKROCK CAPITAL APPRECIATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,256,228  $        421,147  $      (112,438)  $      (164,210)
   Net realized gains (losses)....         1,515,855           610,488           691,188           625,272
   Change in unrealized gains
     (losses) on investments......       (4,322,733)         1,764,307         3,229,055         1,002,738
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,550,650)         2,795,942         3,807,805         1,463,800
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,100,261         7,467,492         1,032,741         1,584,174
   Net transfers (including fixed
     account).....................         1,673,798         3,261,765          (69,939)       (1,606,379)
   Contract charges...............         (567,749)         (523,968)         (108,766)          (99,934)
   Transfers for contract benefits
     and terminations.............       (5,292,686)       (4,651,283)       (1,221,109)         (858,701)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           913,624         5,554,006         (367,073)         (980,840)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (637,026)         8,349,948         3,440,732           482,960
NET ASSETS:
   Beginning of year..............        57,888,933        49,538,985        11,831,610        11,348,650
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     57,251,907  $     57,888,933  $     15,272,342  $     11,831,610
                                    ================  ================  ================  ================


                                       MSF BLACKROCK LARGE CAP VALUE        MSF BLACKROCK MONEY MARKET
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          1,769  $          7,990  $    (8,012,597)  $    (9,036,407)
   Net realized gains (losses)....           196,427           387,537                --                --
   Change in unrealized gains
     (losses) on investments......           706,190          (36,111)                --                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           904,386           359,416       (8,012,597)       (9,036,407)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           170,505           199,805        35,808,232        73,504,419
   Net transfers (including fixed
     account).....................           180,009         (190,041)       (7,315,471)       (7,665,689)
   Contract charges...............             (147)             (160)       (5,349,795)       (5,431,164)
   Transfers for contract benefits
     and terminations.............         (439,359)         (282,152)     (122,897,380)     (115,886,270)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (88,992)         (272,548)      (99,754,414)      (55,478,704)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           815,394            86,868     (107,767,011)      (64,515,111)
NET ASSETS:
   Beginning of year..............         2,977,532         2,890,664       569,109,901       633,625,012
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      3,792,926  $      2,977,532  $    461,342,890  $    569,109,901
                                    ================  ================  ================  ================

                                                                          MSF FRONTIER
                                          MSF DAVIS VENTURE VALUE        MID CAP GROWTH           MSF JENNISON GROWTH
                                                SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    ----------------------------------  ----------------  ----------------------------------
                                          2013              2012            2013 (d)            2013              2012
                                    ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,024,413)  $    (5,420,518)  $      (897,791)  $    (7,335,002)  $    (6,766,082)
   Net realized gains (losses)....        40,523,317        16,667,444         1,222,819        20,299,862        52,244,975
   Change in unrealized gains
     (losses) on investments......       130,538,788        50,920,457        14,503,587       145,943,839      (18,349,887)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       169,037,692        62,167,383        14,828,615       158,908,699        27,129,006
                                    ----------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,918,436        14,661,575           339,204         3,447,603        10,762,342
   Net transfers (including fixed
     account).....................      (37,323,562)      (59,639,705)        73,026,037       (2,923,592)       213,225,860
   Contract charges...............       (4,862,149)       (5,059,157)         (461,156)       (3,962,178)       (3,408,013)
   Transfers for contract benefits
     and terminations.............      (46,536,304)      (38,956,468)       (4,081,537)      (38,611,159)      (27,116,459)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (82,803,579)      (88,993,755)        68,822,548      (42,049,326)       193,463,730
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        86,234,113      (26,826,372)        83,651,163       116,859,373       220,592,736
NET ASSETS:
   Beginning of year..............       572,327,325       599,153,697                --       468,764,846       248,172,110
                                    ----------------  ----------------  ----------------  ----------------  ----------------
   End of year....................  $    658,561,438  $    572,327,325  $     83,651,163  $    585,624,219  $    468,764,846
                                    ================  ================  ================  ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                         MSF
                                     MSF LOOMIS SAYLES SMALL CAP CORE      LOOMIS SAYLES SMALL CAP GROWTH
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2013              2012               2013            2012 (b)
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (200,052)  $       (204,728)  $        (1,411)  $          (109)
   Net realized gains (losses)....         1,982,997            586,780            10,812                 1
   Change in unrealized gains
     (losses) on investments......         2,464,698            882,105            37,804             1,023
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         4,247,643          1,264,157            47,205               915
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           344,417          1,667,845            71,019            37,207
   Net transfers (including fixed
     account).....................       (1,074,960)          (236,709)            72,654             2,807
   Contract charges...............         (173,285)          (146,127)             (292)                --
   Transfers for contract benefits
     and terminations.............       (1,065,267)          (534,188)           (4,711)               (2)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (1,969,095)            750,821           138,670            40,012
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         2,278,548          2,014,978           185,875            40,927
NET ASSETS:
   Beginning of year..............        12,332,225         10,317,247            40,927                --
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $     14,610,773  $      12,332,225  $        226,802  $         40,927
                                    ================  =================  ================  ================

                                                                                MSF MET/DIMENSIONAL
                                      MSF MET/ARTISAN MID CAP VALUE         INTERNATIONAL SMALL COMPANY
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012               2013              2012
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,081,656)  $    (1,777,619)  $          75,530  $        301,440
   Net realized gains (losses)....         2,704,503       (3,905,883)          2,053,871         3,990,436
   Change in unrealized gains
     (losses) on investments......        71,939,639        26,191,820         11,472,763         3,392,556
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        72,562,486        20,508,318         13,602,164         7,684,432
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,406,731         4,670,705            946,915         2,031,164
   Net transfers (including fixed
     account).....................        15,760,862       (4,614,193)          2,187,268       (1,495,504)
   Contract charges...............       (1,572,787)       (1,472,349)          (559,879)         (519,052)
   Transfers for contract benefits
     and terminations.............      (20,643,858)      (17,348,925)        (2,632,342)       (2,307,911)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (4,049,052)      (18,764,762)           (58,038)       (2,291,303)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............        68,513,434         1,743,556         13,544,126         5,393,129
NET ASSETS:
   Beginning of year..............       217,257,576       215,514,020         52,618,293        47,225,164
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    285,771,010  $    217,257,576  $      66,162,419  $     52,618,293
                                    ================  ================  =================  ================

                                                                                      MSF METLIFE
                                    MSF METLIFE CONSERVATIVE ALLOCATION   CONSERVATIVE TO MODERATE ALLOCATION
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  -----------------------------------
                                          2013               2012               2013              2012
                                    -----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         123,598  $        152,780   $         60,178  $         85,571
   Net realized gains (losses)....            324,295           493,943            205,663           122,762
   Change in unrealized gains
     (losses) on investments......          (227,599)            57,363            395,866           444,706
                                    -----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            220,294           704,086            661,707           653,039
                                    -----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                 --            26,093                 --             7,045
   Net transfers (including fixed
     account).....................          (726,171)         (539,314)            151,035           495,113
   Contract charges...............           (83,224)          (83,156)           (63,032)          (61,615)
   Transfers for contract benefits
     and terminations.............        (1,568,517)         (848,031)          (594,121)         (660,740)
                                    -----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (2,377,912)       (1,444,408)          (506,118)         (220,197)
                                    -----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets.............        (2,157,618)         (740,322)            155,589           432,842
NET ASSETS:
   Beginning of year..............          9,655,026        10,395,348          7,576,787         7,143,945
                                    -----------------  ----------------   ----------------  ----------------
   End of year....................  $       7,497,408  $      9,655,026   $      7,732,376  $      7,576,787
                                    =================  ================   ================  ================


                                      MSF METLIFE MID CAP STOCK INDEX
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2013               2012
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (566,013)  $      (572,617)
   Net realized gains (losses)....          6,964,753         4,370,936
   Change in unrealized gains
     (losses) on investments......         23,599,476         8,138,980
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         29,998,216        11,937,299
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          3,805,517         5,096,199
   Net transfers (including fixed
     account).....................          9,018,341       (1,239,620)
   Contract charges...............          (966,588)         (736,669)
   Transfers for contract benefits
     and terminations.............        (4,961,109)       (3,873,437)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          6,896,161         (753,527)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............         36,894,377        11,183,772
NET ASSETS:
   Beginning of year..............         88,989,701        77,805,929
                                    -----------------  ----------------
   End of year....................  $     125,884,078  $     88,989,701
                                    =================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                    MSF METLIFE
                                      MSF METLIFE MODERATE ALLOCATION    MODERATE TO AGGRESSIVE ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        111,426  $        277,463  $      (147,761)  $         87,401
   Net realized gains (losses)....         1,018,931           338,723           927,158          (18,329)
   Change in unrealized gains
     (losses) on investments......         5,244,250         3,990,206        10,180,246         6,305,708
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         6,374,607         4,606,392        10,959,643         6,374,780
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           333,489           235,760           209,284           490,083
   Net transfers (including fixed
     account).....................           189,896       (2,028,081)       (1,014,032)         (857,665)
   Contract charges...............         (368,244)         (397,645)         (511,319)         (518,714)
   Transfers for contract benefits
     and terminations.............       (3,563,775)       (5,009,708)       (4,103,646)       (2,489,601)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,408,634)       (7,199,674)       (5,419,713)       (3,375,897)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,965,973       (2,593,282)         5,539,930         2,998,883
NET ASSETS:
   Beginning of year..............        41,689,448        44,282,730        51,720,857        48,721,974
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     44,655,421  $     41,689,448  $     57,260,787  $     51,720,857
                                    ================  ================  ================  ================


                                          MSF METLIFE STOCK INDEX              MSF MFS TOTAL RETURN
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        126,616  $      (576,725)  $        297,490  $        424,862
   Net realized gains (losses)....        23,490,755        16,988,226           439,651         (156,072)
   Change in unrealized gains
     (losses) on investments......       106,939,595        36,899,374         5,520,960         3,058,830
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       130,556,966        53,310,875         6,258,101         3,327,620
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         9,905,483        13,972,783         2,347,250         2,818,361
   Net transfers (including fixed
     account).....................        10,729,964        52,688,716         5,946,371         (315,421)
   Contract charges...............       (3,364,435)       (2,778,637)         (195,752)         (109,645)
   Transfers for contract benefits
     and terminations.............      (33,312,519)      (26,428,489)       (3,656,176)       (6,767,115)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (16,041,507)        37,454,373         4,441,693       (4,373,820)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       114,515,459        90,765,248        10,699,794       (1,046,200)
NET ASSETS:
   Beginning of year..............       446,759,028       355,993,780        35,344,618        36,390,818
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    561,274,487  $    446,759,028  $     46,044,412  $     35,344,618
                                    ================  ================  ================  ================


                                               MSF MFS VALUE                   MSF MSCI EAFE INDEX
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2013             2012              2013              2012
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,920,146)  $       114,295  $      1,388,628  $      1,054,723
   Net realized gains (losses)....         5,190,690        1,137,911         1,008,944         (680,643)
   Change in unrealized gains
     (losses) on investments......        43,048,658        5,105,739        15,456,919        11,210,227
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        46,319,202        6,357,945        17,854,491        11,584,307
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,226,292        4,333,740         3,337,616         5,049,892
   Net transfers (including fixed
     account).....................       176,696,995      (2,214,337)        14,653,612         (493,052)
   Contract charges...............       (1,727,489)        (405,280)         (946,782)         (714,896)
   Transfers for contract benefits
     and terminations.............      (12,316,297)      (3,551,720)       (4,106,316)       (3,180,913)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       165,879,501      (1,837,597)        12,938,130           661,031
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       212,198,703        4,520,348        30,792,621        12,245,338
NET ASSETS:
   Beginning of year..............        48,275,261       43,754,913        81,404,548        69,159,210
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    260,473,964  $    48,275,261  $    112,197,169  $     81,404,548
                                    ================  ===============  ================  ================


                                      MSF NEUBERGER BERMAN GENESIS
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,702,008)  $      (124,305)
   Net realized gains (losses)....         2,307,614         (160,855)
   Change in unrealized gains
     (losses) on investments......        36,584,374         1,235,418
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        37,189,980           950,258
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,534,745         1,660,390
   Net transfers (including fixed
     account).....................       130,824,603       (1,236,464)
   Contract charges...............         (883,958)          (14,681)
   Transfers for contract benefits
     and terminations.............       (8,216,818)         (827,588)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       123,258,572         (418,343)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       160,448,552           531,915
NET ASSETS:
   Beginning of year..............        11,798,908        11,266,993
                                    ----------------  ----------------
   End of year....................  $    172,247,460  $     11,798,908
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                       MSF
                                          MSF RUSSELL 2000 INDEX         T. ROWE PRICE LARGE CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (279,727)  $      (489,405)  $    (1,361,307)  $       (26,562)
   Net realized gains (losses)....         2,980,519         3,012,181         1,274,164           134,449
   Change in unrealized gains
     (losses) on investments......        32,072,788         8,632,997        29,734,972           129,142
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        34,773,580        11,155,773        29,647,829           237,029
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,036,517         4,246,140         1,216,598             3,080
   Net transfers (including fixed
     account).....................        17,108,088        16,541,440       125,845,085           255,979
   Contract charges...............         (979,907)         (752,572)         (670,738)             (569)
   Transfers for contract benefits
     and terminations.............       (4,618,795)       (3,521,274)       (5,610,315)         (459,528)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        14,545,903        16,513,734       120,780,630         (201,038)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        49,319,483        27,669,507       150,428,459            35,991
NET ASSETS:
   Beginning of year..............        91,750,975        64,081,468         1,501,612         1,465,621
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    141,070,458  $     91,750,975  $    151,930,071  $      1,501,612
                                    ================  ================  ================  ================

                                                   MSF                                 MSF
                                     T. ROWE PRICE SMALL CAP GROWTH     VAN ECK GLOBAL NATURAL RESOURCES
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (118,410)  $      (120,658)  $      (992,724)  $    (1,735,261)
   Net realized gains (losses)....         1,190,765         1,108,096       (2,668,683)         5,438,424
   Change in unrealized gains
     (losses) on investments......         2,047,671            44,932        13,797,608       (1,471,349)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,120,026         1,032,370        10,136,201         2,231,814
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           217,643           162,113           944,635         3,689,394
   Net transfers (including fixed
     account).....................            76,680         (200,702)      (11,189,728)         4,851,544
   Contract charges...............          (65,804)          (62,062)       (1,460,573)       (1,484,490)
   Transfers for contract benefits
     and terminations.............         (634,727)         (622,866)       (3,878,019)       (3,724,214)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (406,208)         (723,517)      (15,583,685)         3,332,234
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,713,818           308,853       (5,447,484)         5,564,048
NET ASSETS:
   Beginning of year..............         7,808,995         7,500,142       111,896,983       106,332,935
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     10,522,813  $      7,808,995  $    106,449,499  $    111,896,983
                                    ================  ================  ================  ================

                                                MSF WESTERN
                                     ASSET MANAGEMENT U.S. GOVERNMENT        NEUBERGER BERMAN GENESIS
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,546,993  $      1,122,805  $           (53)  $           (52)
   Net realized gains (losses)....            12,769           531,096               749               348
   Change in unrealized gains
     (losses) on investments......       (8,825,000)         2,934,349             2,197               363
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (7,265,238)         4,588,250             2,893               659
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        17,581,036        39,776,656                --                --
   Net transfers (including fixed
     account).....................       (7,036,962)         8,514,246                --                --
   Contract charges...............       (3,057,823)       (2,890,949)                --                --
   Transfers for contract benefits
     and terminations.............      (21,660,910)      (22,207,896)               (3)               (1)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (14,174,659)        23,192,057               (3)               (1)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (21,439,897)        27,780,307             2,890               658
NET ASSETS:
   Beginning of year..............       313,310,285       285,529,978             8,101             7,443
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    291,870,388  $    313,310,285  $         10,991  $          8,101
                                    ================  ================  ================  ================


                                        OPPENHEIMER VA CORE BOND
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            335  $            311
   Net realized gains (losses)....             (126)             (598)
   Change in unrealized gains
     (losses) on investments......             (342)             1,084
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             (133)               797
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including fixed
     account).....................                --                --
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............             (279)           (1,889)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......             (279)           (1,889)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............             (412)           (1,092)
NET ASSETS:
   Beginning of year..............             9,058            10,150
                                    ----------------  ----------------
   End of year....................  $          8,646  $          9,058
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                             OPPENHEIMER VA
                                         GLOBAL STRATEGIC INCOME            OPPENHEIMER VA MAIN STREET
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012              2013               2012
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            164  $            199  $          (280)  $           (512)
   Net realized gains (losses)....                 8                54             1,403              4,748
   Change in unrealized gains
     (losses) on investments......             (240)               229            23,373             10,567
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............              (68)               482            24,496             14,803
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --                --                 --
   Net transfers (including fixed
     account).....................                --                 5                --                 --
   Contract charges...............                --                --                --                 --
   Transfers for contract benefits
     and terminations.............               (2)                --           (4,120)           (38,440)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......               (2)                 5           (4,120)           (38,440)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............              (70)               487            20,376           (23,637)
NET ASSETS:
   Beginning of year..............             4,562             4,075            83,663            107,300
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $          4,492  $          4,562  $        104,039  $          83,663
                                    ================  ================  ================  =================

                                             OPPENHEIMER VA
                                          MAIN STREET SMALL CAP                OPPENHEIMER VA MONEY
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (725,297)  $      (928,472)  $          (102)  $        (1,590)
   Net realized gains (losses)....         6,330,488         1,063,609                --                --
   Change in unrealized gains
     (losses) on investments......        30,298,071        13,086,051                --                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        35,903,262        13,221,188             (102)           (1,590)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,423,119         7,613,898                --                --
   Net transfers (including fixed
     account).....................       (9,338,929)       (1,388,199)                --                --
   Contract charges...............       (1,036,361)         (862,843)                --                --
   Transfers for contract benefits
     and terminations.............       (5,997,839)       (3,986,210)         (108,863)             (154)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,950,010)         1,376,646         (108,863)             (154)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        26,953,252        14,597,834         (108,965)           (1,744)
NET ASSETS:
   Beginning of year..............        96,092,155        81,494,321           112,965           114,709
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    123,045,407  $     96,092,155  $          4,000  $        112,965
                                    ================  ================  ================  ================


                                       PIONEER VCT DISCIPLINED VALUE       PIONEER VCT EMERGING MARKETS
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2013              2012               2013              2012
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          1,598  $       (11,306)  $         (4,954)  $       (11,558)
   Net realized gains (losses)....           284,647            39,918              (140)            25,278
   Change in unrealized gains
     (losses) on investments......           226,657           154,904           (21,981)            54,203
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           512,902           183,516           (27,075)            67,923
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             2,355             3,689              1,280             3,564
   Net transfers (including fixed
     account).....................         (515,063)           (8,654)             14,296            97,437
   Contract charges...............          (26,379)          (24,154)            (8,404)           (8,283)
   Transfers for contract benefits
     and terminations.............         (107,501)          (53,735)           (49,534)          (75,321)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (646,588)          (82,854)           (42,362)            17,397
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............         (133,686)           100,662           (69,437)            85,320
NET ASSETS:
   Beginning of year..............         2,136,823         2,036,161            791,020           705,700
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $      2,003,137  $      2,136,823  $         721,583  $        791,020
                                    ================  ================  =================  ================


                                         PIONEER VCT EQUITY INCOME
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          3,468  $         11,313
   Net realized gains (losses)....            17,885             4,300
   Change in unrealized gains
     (losses) on investments......           119,241            22,355
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           140,594            37,968
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             2,835             3,646
   Net transfers (including fixed
     account).....................          (47,268)           142,735
   Contract charges...............           (6,096)           (5,521)
   Transfers for contract benefits
     and terminations.............           (1,161)           (1,130)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (51,690)           139,730
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............            88,904           177,698
NET ASSETS:
   Beginning of year..............           548,970           371,272
                                    ----------------  ----------------
   End of year....................  $        637,874  $        548,970
                                    ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                 PIONEER VCT                           PIONEER VCT
                                         IBBOTSON GROWTH ALLOCATION           IBBOTSON MODERATE ALLOCATION
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                           2013               2012               2013              2012
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          22,729  $          19,019  $        228,243  $        255,252
   Net realized gains (losses).....            774,226            369,421           856,488           292,055
   Change in unrealized gains
     (losses) on investments.......          2,367,042          1,375,293         2,920,605         2,023,933
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          3,163,997          1,763,733         4,005,336         2,571,240
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             85,890            641,966           148,361           195,281
   Net transfers (including fixed
     account)......................            268,913          (586,915)         (864,929)           603,458
   Contract charges................          (180,697)          (176,884)         (364,481)         (347,432)
   Transfers for contract benefits
     and terminations..............        (1,602,862)          (271,037)       (1,164,852)         (549,849)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,428,756)          (392,870)       (2,245,901)          (98,542)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............          1,735,241          1,370,863         1,759,435         2,472,698
NET ASSETS:
   Beginning of year...............         19,107,227         17,736,364        28,441,628        25,968,930
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $      20,842,468  $      19,107,227  $     30,201,063  $     28,441,628
                                     =================  =================  ================  ================


                                           PIONEER VCT MID CAP VALUE         PIONEER VCT REAL ESTATE SHARES
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2013               2012               2013               2012
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (422,216)  $       (308,091)  $           1,359  $           1,265
   Net realized gains (losses).....            856,609           (22,002)             18,057             26,262
   Change in unrealized gains
     (losses) on investments.......         16,961,029          4,990,668           (19,131)              8,731
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         17,395,422          4,660,575                285             36,258
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          5,065,892          7,895,929                895              1,012
   Net transfers (including fixed
     account)......................        (2,540,776)            302,978             17,963              3,518
   Contract charges................          (481,800)          (363,551)            (2,841)            (2,765)
   Transfers for contract benefits
     and terminations..............        (3,983,623)        (5,196,081)            (1,163)           (52,356)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,940,307)          2,639,275             14,854           (50,591)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         15,455,115          7,299,850             15,139           (14,333)
NET ASSETS:
   Beginning of year...............         56,444,927         49,145,077            237,514            251,847
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $      71,900,042  $      56,444,927  $         252,653  $         237,514
                                     =================  =================  =================  =================


                                         T. ROWE PRICE GROWTH STOCK         T. ROWE PRICE INTERNATIONAL STOCK
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                           2013               2012               2013              2012
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (60,820)  $        (47,423)  $            503  $          2,166
   Net realized gains (losses).....            357,589            237,825            10,324           (5,645)
   Change in unrealized gains
     (losses) on investments.......          2,047,793            849,311            71,247           113,047
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          2,344,562          1,039,713            82,074           109,568
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            219,130            218,037            21,103            27,542
   Net transfers (including fixed
     account)......................          (113,852)          (456,841)           (7,638)         (158,822)
   Contract charges................            (1,536)            (1,517)             (151)             (158)
   Transfers for contract benefits
     and terminations..............          (513,697)          (410,744)          (79,868)          (43,778)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (409,955)          (651,065)          (66,554)         (175,216)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............          1,934,607            388,648            15,520          (65,648)
NET ASSETS:
   Beginning of year...............          6,404,585          6,015,937           639,881           705,529
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $       8,339,192  $       6,404,585  $        655,401  $        639,881
                                     =================  =================  ================  ================


                                         T. ROWE PRICE PRIME RESERVE
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2013              2012
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (6,339)  $        (7,879)
   Net realized gains (losses).....                --                --
   Change in unrealized gains
     (losses) on investments.......                --                --
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (6,339)           (7,879)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               208               301
   Net transfers (including fixed
     account)......................          (93,657)         (199,272)
   Contract charges................             (155)             (187)
   Transfers for contract benefits
     and terminations..............          (64,754)          (43,573)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (158,358)         (242,731)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............         (164,697)         (250,610)
NET ASSETS:
   Beginning of year...............           723,146           973,756
                                     ----------------  ----------------
   End of year.....................  $        558,449  $        723,146
                                     ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                                        UIF U.S. REAL ESTATE
                                                                                                             SUB-ACCOUNT
                                                                                                ------------------------------------
                                                                                                       2013               2012
                                                                                                -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...............................................................  $       (322,967)  $       (505,482)
   Net realized gains (losses)................................................................           (34,211)          (531,267)
   Change in unrealized gains
     (losses) on investments..................................................................            392,749         11,927,777
                                                                                                -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.......................................................................             35,571         10,891,028
                                                                                                -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.....................................................................         11,431,975         13,220,555
   Net transfers (including fixed
     account).................................................................................          5,853,586            684,788
   Contract charges...........................................................................          (713,884)          (537,546)
   Transfers for contract benefits
     and terminations.........................................................................        (6,390,221)       (10,065,780)
                                                                                                -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.................................................................         10,181,456          3,302,017
                                                                                                -----------------  -----------------
     Net increase (decrease)
        in net assets.........................................................................         10,217,027         14,193,045
NET ASSETS:
   Beginning of year..........................................................................         90,757,950         76,564,905
                                                                                                -----------------  -----------------
   End of year................................................................................  $     100,974,977  $      90,757,950
                                                                                                =================  =================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

            METLIFE INVESTORS USA SEPARATE ACCOUNT A
           OF METLIFE INVESTORS USA INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Investors USA Insurance Company (the "Company"), was established by the Company's Board of Directors on May 29, 1980 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

In the second quarter of 2013, MetLife, Inc. announced its plans to merge into MetLife Insurance Company of Connecticut ("MICC"), as the surviving entity, two United States ("U.S.")-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company, which is expected to be renamed and domiciled in Delaware (the "Mergers"). The companies to be merged into MICC consist of the Company and MetLife Investors Insurance Company, each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         MFS Variable Insurance Trust ("MFS VIT")
DWS Variable Series I ("DWS I")                            Neuberger Berman Equity Funds ("Neuberger Berman")
Federated Insurance Series ("Federated")                   Oppenheimer Variable Account Funds
Fidelity Variable Insurance Products ("Fidelity VIP")        ("Oppenheimer VA")
Franklin Templeton Variable Insurance Products Trust       Pioneer Variable Contracts Trust ("Pioneer VCT")
   ("FTVIPT")                                              T. Rowe Price Growth Stock Fund, Inc.
Janus Aspen Series ("Janus Aspen")                         T. Rowe Price International Funds, Inc.
Legg Mason Partners Variable Equity Trust                  T. Rowe Price Prime Reserve Fund, Inc.
   ("LMPVET")                                              The Alger Portfolios ("Alger")
Legg Mason Partners Variable Income Trust                  The Universal Institutional Funds, Inc. ("UIF")
   ("LMPVIT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2013:

Alger Small Cap Growth Sub-Account                       LMPVET ClearBridge Variable Large Cap Value
American Funds Bond Sub-Account                             Sub-Account
American Funds Global Growth Sub-Account                 LMPVET ClearBridge Variable Small Cap Growth
American Funds Global Small Capitalization                  Sub-Account
   Sub-Account                                           LMPVET Investment Counsel Variable Social
American Funds Growth Sub-Account                           Awareness Sub-Account
American Funds Growth-Income Sub-Account                 LMPVET Variable Lifestyle Allocation 50%
DWS I International Sub-Account                             Sub-Account
Federated High Income Bond Sub-Account                   LMPVET Variable Lifestyle Allocation 70%
Federated Kaufman Sub-Account                               Sub-Account
Fidelity VIP Asset Manager Sub-Account                   LMPVET Variable Lifestyle Allocation 85%
Fidelity VIP Contrafund Sub-Account (a)                     Sub-Account
Fidelity VIP Equity-Income Sub-Account                   LMPVIT Western Asset Variable Global High Yield
Fidelity VIP FundsManager 50% Sub-Account                   Bond Sub-Account
Fidelity VIP FundsManager 60% Sub-Account                MFS VIT Investors Trust Sub-Account
Fidelity VIP Growth Sub-Account                          MFS VIT New Discovery Sub-Account
Fidelity VIP Index 500 Sub-Account                       MFS VIT Research Sub-Account
Fidelity VIP Mid Cap Sub-Account                         MIST AllianceBernstein Global Dynamic Allocation
Fidelity VIP Money Market Sub-Account (a)                   Sub-Account
Fidelity VIP Overseas Sub-Account                        MIST American Funds Balanced Allocation
FTVIPT Franklin Income Securities Sub-Account               Sub-Account
FTVIPT Franklin Small Cap Value Securities               MIST American Funds Growth Allocation
   Sub-Account                                              Sub-Account
FTVIPT Mutual Shares Securities Sub-Account              MIST American Funds Growth Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account          MIST American Funds Moderate Allocation
FTVIPT Templeton Global Bond Securities Sub-Account         Sub-Account
Invesco V.I. American Franchise Sub-Account              MIST AQR Global Risk Balanced Sub-Account
Invesco V.I. American Value Sub-Account                  MIST BlackRock Global Tactical Strategies
Invesco V.I. Core Equity Sub-Account                        Sub-Account
Invesco V.I. Equity and Income Sub-Account (a)           MIST BlackRock High Yield Sub-Account (a)
Invesco V.I. Global Real Estate Sub-Account              MIST BlackRock Large Cap Core Sub-Account (a)
Invesco V.I. Growth and Income Sub-Account (a)           MIST Clarion Global Real Estate Sub-Account
Invesco V.I. International Growth Sub-Account (a)        MIST ClearBridge Aggressive Growth Sub-Account
Janus Aspen Global Research Sub-Account                  MIST ClearBridge Aggressive Growth II
LMPVET ClearBridge Variable Aggressive Growth               Sub-Account (a)
   Sub-Account (a)                                       MIST Goldman Sachs Mid Cap Value Sub-Account
LMPVET ClearBridge Variable All Cap Value                MIST Harris Oakmark International Sub-Account (a)
   Sub-Account                                           MIST Invesco Balanced-Risk Allocation Sub-Account
LMPVET ClearBridge Variable Appreciation                 MIST Invesco Comstock Sub-Account
   Sub-Account                                           MIST Invesco Mid Cap Value Sub-Account
LMPVET ClearBridge Variable Equity Income                MIST Invesco Small Cap Growth Sub-Account (a)
   Sub-Account (a)                                       MIST JPMorgan Core Bond Sub-Account
LMPVET ClearBridge Variable Large Cap Growth             MIST JPMorgan Global Active Allocation
   Sub-Account                                              Sub-Account

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MIST JPMorgan Small Cap Value Sub-Account (a)              MSF Met/Artisan Mid Cap Value Sub-Account (a)
MIST Loomis Sayles Global Markets Sub-Account              MSF Met/Dimensional International Small Company
MIST Lord Abbett Bond Debenture Sub-Account (a)              Sub-Account
MIST Met/Eaton Vance Floating Rate Sub-Account             MSF MetLife Conservative Allocation Sub-Account
MIST Met/Franklin Low Duration Total Return                MSF MetLife Conservative to Moderate Allocation
   Sub-Account                                               Sub-Account
MIST Met/Templeton International Bond Sub-Account          MSF MetLife Mid Cap Stock Index Sub-Account (a)
MIST MetLife Aggressive Strategy Sub-Account               MSF MetLife Moderate Allocation Sub-Account
MIST MetLife Balanced Plus Sub-Account                     MSF MetLife Moderate to Aggressive Allocation
MIST MetLife Balanced Strategy Sub-Account                   Sub-Account
MIST MetLife Defensive Strategy Sub-Account                MSF MetLife Stock Index Sub-Account (a)
MIST MetLife Growth Strategy Sub-Account                   MSF MFS Total Return Sub-Account (a)
MIST MetLife Moderate Strategy Sub-Account                 MSF MFS Value Sub-Account (a)
MIST MetLife Multi-Index Targeted Risk                     MSF MSCI EAFE Index Sub-Account (a)
   Sub-Account                                             MSF Neuberger Berman Genesis Sub-Account (a)
MIST MFS Emerging Markets Equity Sub-Account               MSF Russell 2000 Index Sub-Account (a)
MIST MFS Research International Sub-Account (a)            MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MIST Morgan Stanley Mid Cap Growth Sub-Account (a)         MSF T. Rowe Price Small Cap Growth Sub-Account (a)
MIST Oppenheimer Global Equity Sub-Account                 MSF Van Eck Global Natural Resources Sub-Account
MIST PIMCO Inflation Protected Bond Sub-Account            MSF Western Asset Management U.S. Government
MIST PIMCO Total Return Sub-Account (a)                      Sub-Account (a)
MIST Pioneer Fund Sub-Account (a)                          Neuberger Berman Genesis Sub-Account
MIST Pioneer Strategic Income Sub-Account (a)              Oppenheimer VA Core Bond Sub-Account
MIST Pyramis Government Income Sub-Account                 Oppenheimer VA Global Strategic Income
MIST Pyramis Managed Risk Portfolio Sub-Account (b)          Sub-Account
MIST Schroders Global Multi-Asset Sub-Account              Oppenheimer VA Main Street Sub-Account
MIST SSgA Growth and Income ETF Sub-Account                Oppenheimer VA Main Street Small Cap
MIST SSgA Growth ETF Sub-Account                             Sub-Account (a)
MIST T. Rowe Price Large Cap Value Sub-Account (a)         Oppenheimer VA Money Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account              Pioneer VCT Disciplined Value Sub-Account
MIST Third Avenue Small Cap Value Sub-Account (a)          Pioneer VCT Emerging Markets Sub-Account
MSF Baillie Gifford International Stock Sub-Account (a)    Pioneer VCT Equity Income Sub-Account
MSF Barclays Aggregate Bond Index Sub-Account (a)          Pioneer VCT Ibbotson Growth Allocation Sub-Account
MSF BlackRock Bond Income Sub-Account (a)                  Pioneer VCT Ibbotson Moderate Allocation
MSF BlackRock Capital Appreciation Sub-Account (a)           Sub-Account
MSF BlackRock Large Cap Value Sub-Account                  Pioneer VCT Mid Cap Value Sub-Account
MSF BlackRock Money Market Sub-Account (a)                 Pioneer VCT Real Estate Shares Sub-Account
MSF Davis Venture Value Sub-Account (a)                    T. Rowe Price Growth Stock Sub-Account
MSF Frontier Mid Cap Growth Sub-Account (b)                T. Rowe Price International Stock Sub-Account
MSF Jennison Growth Sub-Account (a)                        T. Rowe Price Prime Reserve Sub-Account
MSF Loomis Sayles Small Cap Core Sub-Account               UIF U.S. Real Estate Sub-Account
MSF Loomis Sayles Small Cap Growth Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts.
(b) This Sub-Account began operations during the year ended December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2013:

MIST American Funds International Sub-Account         MIST MLA Mid Cap Sub-Account
MIST Jennison Large Cap Equity Sub-Account            MIST RCM Technology Sub-Account
MIST Met/Franklin Mutual Shares Sub-Account           MIST Turner Mid Cap Growth Sub-Account
MIST Met/Franklin Templeton Founding Strategy         MSF FI Value Leaders Sub-Account
   Sub-Account                                        (MSF) Oppenheimer Global Equity Portfolio

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2013:

NAME CHANGES:

Former Name                                               New Name

Invesco Van Kampen V.I. American Franchise Fund           Invesco V.I. American Franchise Fund
Invesco Van Kampen V.I. American Value Fund               Invesco V.I. American Value Fund
Invesco Van Kampen V.I. Equity and Income Fund            Invesco V.I. Equity and Income Fund
Invesco Van Kampen V.I. Growth and Income Fund            Invesco V.I. Growth and Income Fund
Janus Aspen Series Worldwide Portfolio                    Janus Aspen Series Global Research Portfolio
Legg Mason ClearBridge Variable Aggressive Growth         ClearBridge Variable Aggressive Growth Portfolio
   Portfolio
Legg Mason ClearBridge Variable Appreciation              ClearBridge Variable Appreciation Portfolio
   Portfolio
Legg Mason ClearBridge Variable Equity Income             ClearBridge Variable Equity Income Portfolio
   Builder Portfolio
Legg Mason ClearBridge Variable Fundamental All           ClearBridge Variable All Cap Value Portfolio
   Cap Value Portfolio
Legg Mason ClearBridge Variable Large Cap Growth          ClearBridge Variable Large Cap Growth Portfolio
   Portfolio
Legg Mason ClearBridge Variable Large Cap Value           ClearBridge Variable Large Cap Value Portfolio
   Portfolio
Legg Mason ClearBridge Variable Small Cap Growth          ClearBridge Variable Small Cap Growth Portfolio
   Portfolio
Legg Mason Western Asset Variable Global High Yield       Western Asset Variable Global High Yield Bond
   Bond Portfolio                                           Portfolio
(MIST) American Funds Bond Portfolio                      (MIST) JPMorgan Core Bond Portfolio
(MIST) Dreman Small Cap Value Portfolio                   (MIST) JPMorgan Small Cap Value Portfolio
(MIST) Janus Forty Portfolio                              (MIST) ClearBridge Aggressive Growth Portfolio II
(MIST) Legg Mason ClearBridge Aggressive Growth           (MIST) ClearBridge Aggressive Growth Portfolio
   Portfolio
(MIST) Lord Abbett Mid Cap Value Portfolio                (MIST) Invesco Mid Cap Value Portfolio
(MIST) Met/Templeton Growth Portfolio (a)                 (MIST) Oppenheimer Global Equity Portfolio (a)
(MIST) Van Kampen Comstock Portfolio                      (MIST) Invesco Comstock Portfolio
(MSF) Barclays Capital Aggregate Bond Index               (MSF) Barclays Aggregate Bond Index Portfolio
   Portfolio
(MSF) BlackRock Legacy Large Cap Growth Portfolio         (MSF) BlackRock Capital Appreciation Portfolio
Oppenheimer Main Street Small- & Mid-Cap Fund/VA          Oppenheimer Main Street Small Cap Fund/VA
Pioneer Fundamental Value VCT Portfolio                   Pioneer Disciplined Value VCT Portfolio

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


MERGERS:

Former Portfolio                                           New Portfolio

(MIST) American Funds International Portfolio              (MSF) Baillie Gifford International Stock Portfolio
(MIST) Jennison Large Cap Equity Portfolio                 (MSF) Jennison Growth Portfolio
(MIST) Met/Franklin Mutual Shares Portfolio                (MSF) MFS Value Portfolio
(MIST) Met/Franklin Templeton Founding Strategy            (MIST) MetLife Growth Strategy Portfolio
   Portfolio
(MIST) MLA Mid Cap Portfolio                               (MSF) Neuberger Berman Genesis Portfolio
(MIST) RCM Technology Portfolio                            (MSF) T. Rowe Price Large Cap Growth Portfolio
(MIST) Turner Mid Cap Growth Portfolio                     (MSF) Frontier Mid Cap Growth Portfolio
(MSF) FI Value Leaders Portfolio                           (MSF) MFS Value Portfolio
(MSF) Oppenheimer Global Equity Portfolio (a)              (MIST) Met/Templeton Growth Portfolio (a)

a) At the close of business on April 26, 2013, the (MSF) Oppenheimer Global Equity Portfolio merged with and into the (MIST) Met/Templeton Growth Portfolio. Concurrently, Oppenheimer Funds, Inc. became the subadviser of the (MIST) Met/Templeton Growth Portfolio, the portfolio's investment objective and principal investment strategies changed, and the portfolio's name was changed to (MIST) Oppenheimer Global Equity Portfolio. Pursuant to these changes, (MSF) Oppenheimer Global Equity Portfolio was deemed to be the accounting and performance survivor of the merger for financial reporting purposes, and therefore, the results of MIST Oppenheimer Global Equity Sub-Account presented in the financial statements reflect the historical results of MSF Oppenheimer Global Equity Sub-Account prior to the merger, and the combined results thereafter.


4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.


SECURITY VALUATION
A Sub-Account's investment in shares of a portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY VALUATION -- (CONCLUDED)
The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.


ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.


PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company, are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2013:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                       0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                    1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2013:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.25% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2013                DECEMBER 31, 2013
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    --------------    --------------   --------------
     Alger Small Cap Growth Sub-Account.........................      1,953,805        57,250,154         8,367,037        6,625,484
     American Funds Bond Sub-Account............................     13,775,531       147,139,916        21,831,559        7,389,905
     American Funds Global Growth Sub-Account...................     10,522,269       223,509,854        12,990,684       18,551,511
     American Funds Global Small Capitalization Sub-Account.....      4,918,180        95,041,858        10,469,150       11,712,314
     American Funds Growth Sub-Account..........................     10,989,996       574,188,815        23,270,824       62,728,487
     American Funds Growth-Income Sub-Account...................      7,704,764       274,807,285        11,909,004       33,145,087
     DWS I International Sub-Account............................      2,052,186        20,756,206         1,433,339        2,082,585
     Federated High Income Bond Sub-Account.....................          3,660            25,725             1,732              468
     Federated Kaufman Sub-Account..............................          2,337            31,003             3,265            1,661
     Fidelity VIP Asset Manager Sub-Account.....................      5,120,330        78,221,722         1,832,124       10,277,909
     Fidelity VIP Contrafund Sub-Account........................     17,856,406       423,701,254        46,928,007       47,735,664
     Fidelity VIP Equity-Income Sub-Account.....................        255,672         5,773,353           567,078        1,049,969
     Fidelity VIP FundsManager 50% Sub-Account..................    169,341,698     1,893,521,701     1,448,712,994               --
     Fidelity VIP FundsManager 60% Sub-Account..................    341,365,269     3,336,110,670       184,779,786      215,424,352
     Fidelity VIP Growth Sub-Account............................      2,904,593       109,545,186         1,267,314       18,047,059
     Fidelity VIP Index 500 Sub-Account.........................        374,026        48,066,934         1,890,733        9,575,024
     Fidelity VIP Mid Cap Sub-Account...........................     12,544,437       367,482,168        75,428,895       19,321,498
     Fidelity VIP Money Market Sub-Account......................     76,155,366        76,155,366       264,136,300      261,640,341
     Fidelity VIP Overseas Sub-Account..........................        287,089         5,219,470           201,987          889,204
     FTVIPT Franklin Income Securities Sub-Account..............     18,532,766       277,580,598        34,739,012        8,570,345
     FTVIPT Franklin Small Cap Value Securities Sub-Account.....      5,319,858        83,521,426        16,513,930        5,117,658
     FTVIPT Mutual Shares Securities Sub-Account................      7,215,840       124,287,971         5,389,350       11,759,291
     FTVIPT Templeton Foreign Securities Sub-Account............      5,088,246        75,734,816         4,034,851       12,411,337
     FTVIPT Templeton Global Bond Securities Sub-Account........     13,692,658       253,733,342        53,566,361        5,257,847
     Invesco V.I. American Franchise Sub-Account................          3,234           111,443               621           35,535
     Invesco V.I. American Value Sub-Account....................      4,830,003        62,389,211         9,919,898        4,658,110
     Invesco V.I. Core Equity Sub-Account.......................          6,498           164,702             3,201           51,990
     Invesco V.I. Equity and Income Sub-Account.................     35,060,599       485,126,865        47,241,462       12,705,837
     Invesco V.I. Global Real Estate Sub-Account................      2,012,977        28,050,116         9,597,854        2,317,229
     Invesco V.I. Growth and Income Sub-Account.................     13,952,369       250,218,096        23,999,020       11,230,394
     Invesco V.I. International Growth Sub-Account..............      8,084,783       216,816,575        27,736,513        6,844,164
     Janus Aspen Global Research Sub-Account....................            173             4,105                73              426
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account..............................................     10,526,694       173,680,862        31,834,893       14,731,303
     LMPVET ClearBridge Variable All Cap Value Sub-Account......      5,180,506       108,091,465        13,093,421       10,449,229
     LMPVET ClearBridge Variable Appreciation Sub-Account.......     12,072,871       297,272,179        46,243,652        5,053,515
     LMPVET ClearBridge Variable Equity Income Sub-Account......     13,279,712       148,789,202        29,700,748        7,561,386
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account..............................................        226,398         3,757,586           797,143        1,061,468
     LMPVET ClearBridge Variable Large Cap Value Sub-Account....        359,950         5,522,541         1,851,418          917,410
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account..............................................      4,673,830        76,531,477        26,245,513        5,068,007
     LMPVET Investment Counsel Variable Social Awareness
       Sub-Account..............................................          9,442           232,386            10,822           55,604
     LMPVET Variable Lifestyle Allocation 50% Sub-Account.......      3,101,366        37,754,389         9,234,898        2,451,069
     LMPVET Variable Lifestyle Allocation 70% Sub-Account.......        164,059         1,810,549           239,158          979,283
     LMPVET Variable Lifestyle Allocation 85% Sub-Account.......      5,758,589        66,979,732         3,730,962        7,599,475
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account..............................................     12,899,080       106,265,588        18,950,436        5,775,873
     MFS VIT Investors Trust Sub-Account........................            867            15,837               254              957
     MFS VIT New Discovery Sub-Account..........................          2,085            31,394               326           10,422
     MFS VIT Research Sub-Account...............................          2,221            36,602               952            2,823
     MIST AllianceBernstein Global Dynamic Allocation
       Sub-Account..............................................    288,647,584     2,874,906,144       339,151,646       70,031,864
     MIST American Funds Balanced Allocation Sub-Account........    300,384,157     2,654,037,106       288,642,114      273,202,760

(a)  For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2013               DECEMBER 31, 2013
                                                                  ------------------------------     ------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES           COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     -------------   --------------
     MIST American Funds Growth Allocation Sub-Account..........    156,668,590    1,261,388,927       187,273,795      118,934,248
     MIST American Funds Growth Sub-Account.....................     50,753,348      408,915,751        57,650,347       93,433,662
     MIST American Funds Moderate Allocation Sub-Account........    162,126,988    1,481,324,840       132,089,031      168,608,325
     MIST AQR Global Risk Balanced Sub-Account..................    309,084,305    3,317,257,824       431,509,043      576,853,585
     MIST BlackRock Global Tactical Strategies Sub-Account......    493,925,687    4,834,010,333       498,847,226      226,893,346
     MIST BlackRock High Yield Sub-Account......................     30,167,540      248,786,488        75,760,990       84,974,024
     MIST BlackRock Large Cap Core Sub-Account..................      1,321,838       12,022,012         2,361,192        4,326,602
     MIST Clarion Global Real Estate Sub-Account................     16,471,958      186,042,092        33,695,540       21,791,337
     MIST ClearBridge Aggressive Growth II Sub-Account..........      1,236,585       87,905,039        25,671,132       39,209,879
     MIST ClearBridge Aggressive Growth Sub-Account.............     34,402,945      285,713,931        64,106,785       39,794,082
     MIST Goldman Sachs Mid Cap Value Sub-Account...............      9,595,851      125,486,222        24,251,997       31,403,632
     MIST Harris Oakmark International Sub-Account..............     36,800,509      503,074,943        71,257,624       62,098,633
     MIST Invesco Balanced-Risk Allocation Sub-Account..........     79,693,833      828,213,545       299,761,843      123,809,111
     MIST Invesco Comstock Sub-Account..........................     30,548,350      269,995,421        33,140,328       30,436,307
     MIST Invesco Mid Cap Value Sub-Account.....................      7,049,086      100,237,071         7,632,318       26,084,710
     MIST Invesco Small Cap Growth Sub-Account..................     15,999,668      212,350,271        40,481,426       37,989,461
     MIST JPMorgan Core Bond Sub-Account........................     30,726,105      322,736,031       368,984,257      390,876,104
     MIST JPMorgan Global Active Allocation Sub-Account.........     64,494,802      685,972,211       411,902,306        1,046,679
     MIST JPMorgan Small Cap Value Sub-Account..................      1,398,723       18,072,538         1,214,511        4,652,727
     MIST Loomis Sayles Global Markets Sub-Account..............     12,202,424      138,603,312        12,633,756       33,927,527
     MIST Lord Abbett Bond Debenture Sub-Account................     19,329,797      235,054,182        46,184,123       55,703,031
     MIST Met/Eaton Vance Floating Rate Sub-Account.............      7,863,380       81,726,682        38,100,553        9,085,203
     MIST Met/Franklin Low Duration Total Return Sub-Account....     13,988,758      139,401,727       103,155,123        6,840,638
     MIST Met/Templeton International Bond Sub-Account..........      4,491,942       52,667,789         6,151,132        9,956,495
     MIST MetLife Aggressive Strategy Sub-Account...............     49,251,609      505,233,905        31,238,424       66,673,079
     MIST MetLife Balanced Plus Sub-Account.....................    545,623,587    5,483,698,749     1,326,655,191       29,363,967
     MIST MetLife Balanced Strategy Sub-Account.................    595,887,355    6,184,791,946       179,740,906      582,662,431
     MIST MetLife Defensive Strategy Sub-Account................    166,200,441    1,713,481,836       126,802,565      556,770,928
     MIST MetLife Growth Strategy Sub-Account...................    481,641,251    5,446,815,057       810,166,419      458,140,055
     MIST MetLife Moderate Strategy Sub-Account.................    285,069,002    2,916,035,754       125,354,093      359,014,276
     MIST MetLife Multi-Index Targeted Risk Sub-Account.........     18,679,458      202,610,249       191,498,331           48,099
     MIST MFS Emerging Markets Equity Sub-Account...............     44,365,465      429,598,932        57,899,097       24,196,300
     MIST MFS Research International Sub-Account................     27,847,098      301,254,346        12,515,033       40,936,928
     MIST Morgan Stanley Mid Cap Growth Sub-Account.............     15,499,415      162,566,616        20,430,987        9,125,428
     MIST Oppenheimer Global Equity Sub-Account.................      3,800,227       65,786,011        61,353,234        5,032,293
     MIST PIMCO Inflation Protected Bond Sub-Account............     83,143,341      917,851,914       113,879,964      147,677,711
     MIST PIMCO Total Return Sub-Account........................    170,631,086    2,023,321,900       195,309,222      261,044,205
     MIST Pioneer Fund Sub-Account..............................     15,949,343      210,761,236        32,571,171       21,029,394
     MIST Pioneer Strategic Income Sub-Account..................     82,625,885      876,148,740       186,717,427       40,347,909
     MIST Pyramis Government Income Sub-Account.................     69,421,888      747,414,598        57,541,272      248,471,876
     MIST Pyramis Managed Risk Sub-Account (a)..................      7,404,844       76,527,808        77,271,884          733,179
     MIST Schroders Global Multi-Asset Sub-Account..............     37,615,021      401,061,129       226,828,734       15,434,410
     MIST SSgA Growth and Income ETF Sub-Account................    122,339,438    1,318,083,174       105,350,093      161,848,161
     MIST SSgA Growth ETF Sub-Account...........................     39,535,139      399,830,404        57,552,201       48,415,555
     MIST T. Rowe Price Large Cap Value Sub-Account.............     20,556,073      503,855,462        37,831,867       83,996,502
     MIST T. Rowe Price Mid Cap Growth Sub-Account..............     48,128,833      393,410,732        44,118,921       76,252,053
     MIST Third Avenue Small Cap Value Sub-Account..............     15,828,125      220,268,628        14,374,066       56,713,788
     MSF Baillie Gifford International Stock Sub-Account........     29,234,216      273,113,712       311,182,861       42,899,023
     MSF Barclays Aggregate Bond Index Sub-Account..............     15,178,976      166,570,569        38,878,822       18,832,470
     MSF BlackRock Bond Income Sub-Account......................        538,412       57,649,078        12,957,166        9,373,622
     MSF BlackRock Capital Appreciation Sub-Account.............        403,724       10,024,567         2,229,406        2,708,887
     MSF BlackRock Large Cap Value Sub-Account..................        315,551        3,404,072           669,760          572,388
     MSF BlackRock Money Market Sub-Account.....................      4,613,432      461,343,188       176,370,619      284,137,550
     MSF Davis Venture Value Sub-Account........................     15,402,597      420,921,811        31,456,149      105,816,524
     MSF Frontier Mid Cap Growth Sub-Account (a)................      2,404,461       69,147,627        81,218,276       13,293,468

(a)  For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2013               DECEMBER 31, 2013
                                                                  ------------------------------     ------------------------------
                                                                                                         COST OF        PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)  FROM SALES ($)
                                                                  -------------    -------------     --------------  --------------
     MSF Jennison Growth Sub-Account............................     37,390,273      429,630,599        69,265,860      113,538,069
     MSF Loomis Sayles Small Cap Core Sub-Account...............         46,607       10,168,424         3,048,297        4,215,033
     MSF Loomis Sayles Small Cap Growth Sub-Account.............         14,168          188,007           211,819           74,553
     MSF Met/Artisan Mid Cap Value Sub-Account..................      1,091,073      231,985,737        27,383,064       33,513,723
     MSF Met/Dimensional International Small Company
       Sub-Account..............................................      3,950,002       55,914,922        10,427,096        8,833,121
     MSF MetLife Conservative Allocation Sub-Account............        626,354        6,754,260           919,266        3,127,833
     MSF MetLife Conservative to Moderate Allocation
       Sub-Account..............................................        599,876        6,335,265           483,309          849,587
     MSF MetLife Mid Cap Stock Index Sub-Account................      6,902,966       92,816,482        28,544,426       18,949,282
     MSF MetLife Moderate Allocation Sub-Account................      3,261,902       36,107,143         2,229,013        5,177,503
     MSF MetLife Moderate to Aggressive Allocation Sub-Account..      3,987,522       44,870,344         1,095,801        6,663,266
     MSF MetLife Stock Index Sub-Account........................     13,516,120      389,602,723        60,002,522       68,223,696
     MSF MFS Total Return Sub-Account...........................        284,564       39,885,789        10,177,103        5,437,805
     MSF MFS Value Sub-Account..................................     14,761,892      212,369,045       193,949,379       28,267,507
     MSF MSCI EAFE Index Sub-Account............................      8,270,194       94,840,872        27,821,011       13,494,237
     MSF Neuberger Berman Genesis Sub-Account...................      9,637,909      136,490,541       142,024,747       20,468,073
     MSF Russell 2000 Index Sub-Account.........................      7,254,916       97,425,995        27,526,307       13,260,092
     MSF T. Rowe Price Large Cap Growth Sub-Account.............      6,246,221      121,943,961       135,856,780       16,437,400
     MSF T. Rowe Price Small Cap Growth Sub-Account.............        452,030        6,447,448         2,107,576        2,155,378
     MSF Van Eck Global Natural Resources Sub-Account...........      7,538,920      111,407,740        11,063,333       27,639,732
     MSF Western Asset Management U.S. Government
       Sub-Account..............................................     24,419,140      293,673,478        28,293,902       40,921,526
     Neuberger Berman Genesis Sub-Account.......................            170            6,315               744               84
     Oppenheimer Main Street Small Cap Fund/VA Sub-Account......      4,469,453       66,979,251         4,589,759       12,914,070
     Oppenheimer VA Core Bond Sub-Account.......................          1,105           11,403               459              403
     Oppenheimer VA Global Strategic Income Sub-Account.........            835            4,111               226               72
     Oppenheimer VA Main Street Sub-Account.....................          3,330           68,347             1,023            5,420
     Oppenheimer VA Money Sub-Account...........................          4,008            4,008                 1          108,958
     Pioneer VCT Disciplined Value Sub-Account..................        140,183        1,349,515           138,952          691,311
     Pioneer VCT Emerging Markets Sub-Account...................         29,182          698,961           114,121          161,395
     Pioneer VCT Equity Income Sub-Account......................         23,453          418,014            15,014           63,283
     Pioneer VCT Ibbotson Growth Allocation Sub-Account.........      1,594,684       12,459,847           731,230        2,137,215
     Pioneer VCT Ibbotson Moderate Allocation Sub-Account.......      2,404,547       20,332,710           858,176        2,875,809
     Pioneer VCT Mid Cap Value Sub-Account......................      3,154,897       54,265,442         2,889,298        5,251,801
     Pioneer VCT Real Estate Shares Sub-Account.................         13,450          194,425            45,554           18,061
     T. Rowe Price Growth Stock Sub-Account.....................        158,630        4,682,926           561,068        1,031,842
     T. Rowe Price International Stock Sub-Account..............         40,209          555,287            25,016           91,068
     T. Rowe Price Prime Reserve Sub-Account....................        558,450          558,450           508,210          672,907
     UIF U.S. Real Estate Sub-Account...........................      6,415,183      102,746,012        16,458,164        6,599,672

(a)  For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:



                                         ALGER SMALL CAP GROWTH             AMERICAN FUNDS BOND
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............       4,795,545        5,212,661        7,687,811       6,703,194
Units issued and transferred
   from other funding options......         231,164          325,189        2,005,667       2,184,489
Units redeemed and transferred to
   other funding options...........       (639,591)        (742,305)      (1,331,533)     (1,199,872)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................       4,387,118        4,795,545        8,361,945       7,687,811
                                     ==============  ===============  ===============  ==============


                                                                              AMERICAN FUNDS
                                      AMERICAN FUNDS GLOBAL GROWTH      GLOBAL SMALL CAPITALIZATION
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............        8,485,913       8,205,329        3,385,796       3,080,674
Units issued and transferred
   from other funding options......        1,261,036       1,718,893          652,214         863,669
Units redeemed and transferred to
   other funding options...........      (1,413,396)     (1,438,309)        (662,267)       (558,547)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................        8,333,553       8,485,913        3,375,743       3,385,796
                                     ===============  ==============  ===============  ==============



                                          AMERICAN FUNDS GROWTH         AMERICAN FUNDS GROWTH-INCOME
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013            2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............        4,113,319        3,976,212       2,745,842        2,773,925
Units issued and transferred
   from other funding options......          453,387          749,508         297,744          440,944
Units redeemed and transferred to
   other funding options...........        (629,462)        (612,401)       (461,701)        (469,027)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................        3,937,244        4,113,319       2,581,885        2,745,842
                                     ===============  ===============  ==============  ===============

                                           DWS I INTERNATIONAL           FEDERATED HIGH INCOME BOND
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012              2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        2,040,232        2,245,605            2,556            3,549
Units issued and transferred
   from other funding options......          147,844          214,706               --               --
Units redeemed and transferred to
   other funding options...........        (299,464)        (420,079)             (11)            (993)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        1,888,612        2,040,232            2,545            2,556
                                     ===============  ===============  ===============  ===============


                                             FEDERATED KAUFMAN           FIDELITY VIP ASSET MANAGER
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............            6,002           12,138        6,517,939        7,353,740
Units issued and transferred
   from other funding options......               --               --          203,227          274,275
Units redeemed and transferred to
   other funding options...........            (166)          (6,136)        (835,636)      (1,110,076)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................            5,836            6,002        5,885,530        6,517,939
                                     ===============  ===============  ===============  ===============


                                         FIDELITY VIP CONTRAFUND          FIDELITY VIP EQUITY-INCOME
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       15,604,750       15,588,853          400,352          460,289
Units issued and transferred
   from other funding options......        4,408,947        2,218,180            5,137            3,099
Units redeemed and transferred to
   other funding options...........      (2,296,246)      (2,202,283)         (63,929)         (63,036)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       17,717,451       15,604,750          341,560          400,352
                                     ===============  ===============  ===============  ===============

                                      FIDELITY VIP FUNDSMANAGER 50%     FIDELITY VIP FUNDSMANAGER 60%
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013           2012 (a)           2013             2012
                                     ---------------  ---------------  ---------------  --------------

Units beginning of year............       39,080,828               --      345,636,001     272,464,191
Units issued and transferred
   from other funding options......      123,377,437       39,341,051          492,775      86,542,932
Units redeemed and transferred to
   other funding options...........      (3,504,235)        (260,223)     (12,977,090)    (13,371,122)
                                     ---------------  ---------------  ---------------  --------------
Units end of year..................      158,954,030       39,080,828      333,151,686     345,636,001
                                     ===============  ===============  ===============  ==============


                                           FIDELITY VIP GROWTH             FIDELITY VIP INDEX 500
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     --------------  ---------------  ---------------  ---------------

Units beginning of year............       9,085,626        9,918,387        3,530,426        3,976,112
Units issued and transferred
   from other funding options......         341,709          730,546           21,793           28,294
Units redeemed and transferred to
   other funding options...........     (1,232,955)      (1,563,307)        (460,663)        (473,980)
                                     --------------  ---------------  ---------------  ---------------
Units end of year..................       8,194,380        9,085,626        3,091,556        3,530,426
                                     ==============  ===============  ===============  ===============


                                           FIDELITY VIP MID CAP           FIDELITY VIP MONEY MARKET
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        7,598,912        6,289,465        8,041,430        8,001,050
Units issued and transferred
   from other funding options......        1,446,862        2,176,791      139,410,710      120,413,155
Units redeemed and transferred to
   other funding options...........      (1,253,103)        (867,344)    (139,144,730)    (120,372,775)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        7,792,671        7,598,912        8,307,410        8,041,430
                                     ===============  ===============  ===============  ===============

                                                                               FTVIPT FRANKLIN
                                           FIDELITY VIP OVERSEAS              INCOME SECURITIES
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012            2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............          509,517          540,072        4,708,870        4,290,472
Units issued and transferred
   from other funding options......           12,503           26,857          860,767        1,191,730
Units redeemed and transferred to
   other funding options...........         (74,877)         (57,412)        (649,971)        (773,332)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................          447,143          509,517        4,919,666        4,708,870
                                     ===============  ===============  ===============  ===============


                                             FTVIPT FRANKLIN                 FTVIPT MUTUAL SHARES
                                       SMALL CAP VALUE SECURITIES                 SECURITIES
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012              2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        8,321,925        5,710,847        5,768,385        5,952,328
Units issued and transferred
   from other funding options......        2,576,537        3,738,614          550,522          965,771
Units redeemed and transferred to
   other funding options...........      (1,714,039)      (1,127,536)        (841,541)      (1,149,714)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        9,184,423        8,321,925        5,477,366        5,768,385
                                     ===============  ===============  ===============  ===============


                                             FTVIPT TEMPLETON                 FTVIPT TEMPLETON
                                            FOREIGN SECURITIES             GLOBAL BOND SECURITIES
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012            2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        2,730,167        2,720,421       11,067,808        8,104,261
Units issued and transferred
   from other funding options......          184,075          444,001        3,547,855        4,284,150
Units redeemed and transferred to
   other funding options...........        (457,225)        (434,255)      (1,664,761)      (1,320,603)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        2,457,017        2,730,167       12,950,902       11,067,808
                                     ===============  ===============  ===============  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                      INVESCO V.I. AMERICAN FRANCHISE       INVESCO V.I. AMERICAN VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ---------------------------------
                                           2013              2012              2013              2012
                                     ----------------  ----------------  ----------------  ---------------

Units beginning of year............            28,015            18,874         5,515,798        4,490,470
Units issued and transferred
   from other funding options......                 5            17,706         1,405,833        1,827,974
Units redeemed and transferred to
   other funding options...........           (5,873)           (8,565)         (958,158)        (802,646)
                                     ----------------  ----------------  ----------------  ---------------
Units end of year..................            22,147            28,015         5,963,473        5,515,798
                                     ================  ================  ================  ===============


                                         INVESCO V.I. CORE EQUITY        INVESCO V.I. EQUITY AND INCOME
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ----------------------------------
                                          2013             2012              2013              2012
                                     ---------------  ---------------  ----------------  ----------------

Units beginning of year............           49,005           63,191        29,563,858        27,370,136
Units issued and transferred
   from other funding options......                1               18         5,739,587         6,876,521
Units redeemed and transferred to
   other funding options...........          (9,171)         (14,204)       (3,975,190)       (4,682,799)
                                     ---------------  ---------------  ----------------  ----------------
Units end of year..................           39,835           49,005        31,328,255        29,563,858
                                     ===============  ===============  ================  ================


                                      INVESCO V.I. GLOBAL REAL ESTATE     INVESCO V.I. GROWTH AND INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2013              2012              2013              2012
                                     ----------------  ----------------  ----------------  ----------------

Units beginning of year............         2,556,360         1,863,096        13,407,203        11,777,382
Units issued and transferred
   from other funding options......         1,352,296         1,078,991         2,432,918         3,449,278
Units redeemed and transferred to
   other funding options...........         (654,076)         (385,727)       (2,040,267)       (1,819,457)
                                     ----------------  ----------------  ----------------  ----------------
Units end of year..................         3,254,580         2,556,360        13,799,854        13,407,203
                                     ================  ================  ================  ================


                                     INVESCO V.I. INTERNATIONAL GROWTH    JANUS ASPEN GLOBAL RESEARCH
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     ---------------------------------  -------------------------------
                                           2013            2012              2013             2012
                                      --------------  --------------    --------------  ---------------

Units beginning of year............        8,127,475       6,481,068               769              769
Units issued and transferred
   from other funding options......        1,760,912       2,444,775                --               --
Units redeemed and transferred to
   other funding options...........        (987,033)       (798,368)              (48)               --
                                      --------------  --------------    --------------  ---------------
Units end of year..................        8,901,354       8,127,475               721              769
                                      ==============  ==============    ==============  ===============


                                            LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                        VARIABLE AGGRESSIVE GROWTH         VARIABLE ALL CAP VALUE
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012            2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       11,687,754       11,855,614        3,081,671        3,213,146
Units issued and transferred
   from other funding options......        2,702,461        2,474,667          316,163          465,469
Units redeemed and transferred to
   other funding options...........      (2,411,214)      (2,642,527)        (475,543)        (596,944)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       11,979,001       11,687,754        2,922,291        3,081,671
                                     ===============  ===============  ===============  ===============


                                           LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                          VARIABLE APPRECIATION            VARIABLE EQUITY INCOME
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                          2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  --------------

Units beginning of year............        7,908,912        7,021,537        9,055,914       8,013,455
Units issued and transferred
   from other funding options......        1,753,644        2,091,600        2,599,732       2,895,083
Units redeemed and transferred to
   other funding options...........      (1,058,149)      (1,204,225)      (1,411,492)     (1,852,624)
                                     ---------------  ---------------  ---------------  --------------
Units end of year..................        8,604,407        7,908,912       10,244,154       9,055,914
                                     ===============  ===============  ===============  ==============

                                       LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE
                                            LARGE CAP GROWTH                   LARGE CAP VALUE
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............          283,429          363,040         286,427          265,335
Units issued and transferred
   from other funding options......           16,933           26,721          91,925           92,095
Units redeemed and transferred to
   other funding options...........         (57,408)        (106,332)        (58,751)         (71,003)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................          242,954          283,429         319,601          286,427
                                     ===============  ===============  ==============  ===============


                                       LMPVET CLEARBRIDGE VARIABLE        LMPVET INVESTMENT COUNSEL
                                            SMALL CAP GROWTH              VARIABLE SOCIAL AWARENESS
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............        3,457,289        2,686,955           9,185           17,377
Units issued and transferred
   from other funding options......        1,487,008        1,387,037             363              341
Units redeemed and transferred to
   other funding options...........        (841,470)        (616,703)         (1,616)          (8,533)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................        4,102,827        3,457,289           7,932            9,185
                                     ===============  ===============  ==============  ===============


                                             LMPVET VARIABLE                  LMPVET VARIABLE
                                        LIFESTYLE ALLOCATION 50%         LIFESTYLE ALLOCATION 70%
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............        1,699,443       1,414,982         162,342          219,583
Units issued and transferred
   from other funding options......          532,901         529,688          12,965            1,501
Units redeemed and transferred to
   other funding options...........        (220,911)       (245,227)        (53,912)         (58,742)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................        2,011,433       1,699,443         121,395          162,342
                                     ===============  ==============  ==============  ===============

                                        LMPVET VARIABLE LIFESTYLE      LMPVIT WESTERN ASSET VARIABLE
                                             ALLOCATION 85%               GLOBAL HIGH YIELD BOND
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2013             2012            2013            2012
                                     ---------------  --------------  --------------  --------------

Units beginning of year............        5,015,187       4,732,454       4,039,328       3,594,817
Units issued and transferred
   from other funding options......          343,106         820,273       1,173,324       1,232,020
Units redeemed and transferred to
   other funding options...........        (568,108)       (537,540)       (825,774)       (787,509)
                                     ---------------  --------------  --------------  --------------
Units end of year..................        4,790,185       5,015,187       4,386,878       4,039,328
                                     ===============  ==============  ==============  ==============



                                          MFS VIT INVESTORS TRUST            MFS VIT NEW DISCOVERY
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............            3,616            7,050            4,161            4,939
Units issued and transferred
   from other funding options......               --               --               --               --
Units redeemed and transferred to
   other funding options...........             (99)          (3,434)            (867)            (778)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................            3,517            3,616            3,294            4,161
                                     ===============  ===============  ===============  ===============


                                                                        MIST ALLIANCEBERNSTEIN GLOBAL
                                            MFS VIT RESEARCH                 DYNAMIC ALLOCATION
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............            8,335            8,675      267,334,005      168,434,681
Units issued and transferred
   from other funding options......               92               --       49,782,034      116,824,775
Units redeemed and transferred to
   other funding options...........            (295)            (340)     (30,859,953)     (17,925,451)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................            8,132            8,335      286,256,086      267,334,005
                                     ===============  ===============  ===============  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                              MIST AMERICAN                  MIST AMERICAN FUNDS
                                        FUNDS BALANCED ALLOCATION             GROWTH ALLOCATION
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............      292,605,761      306,967,734     149,020,463      159,224,115
Units issued and transferred
   from other funding options......       18,431,005       19,362,093      20,136,813       14,465,078
Units redeemed and transferred to
   other funding options...........     (34,206,231)     (33,724,066)    (21,362,764)     (24,668,730)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................      276,830,535      292,605,761     147,794,512      149,020,463
                                     ===============  ===============  ==============  ===============


                                                                             MIST AMERICAN FUNDS
                                       MIST AMERICAN FUNDS GROWTH            MODERATE ALLOCATION
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............       54,812,434      64,256,598      159,499,085      168,982,398
Units issued and transferred
   from other funding options......       19,877,224       8,420,717        6,661,377       10,897,945
Units redeemed and transferred to
   other funding options...........     (15,095,840)    (17,864,881)     (18,387,247)     (20,381,258)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................       59,593,818      54,812,434      147,773,215      159,499,085
                                     ===============  ==============  ===============  ===============


                                          MIST AQR GLOBAL RISK             MIST BLACKROCK GLOBAL
                                                BALANCED                    TACTICAL STRATEGIES
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013            2012
                                     --------------  ---------------  ---------------  ---------------

Units beginning of year............     324,843,850      179,038,392      471,913,542      297,189,715
Units issued and transferred
   from other funding options......      59,582,950      166,064,494       76,646,145      206,814,495
Units redeemed and transferred to
   other funding options...........    (89,318,604)     (20,259,036)     (60,984,960)     (32,090,668)
                                     --------------  ---------------  ---------------  ---------------
Units end of year..................     295,108,196      324,843,850      487,574,727      471,913,542
                                     ==============  ===============  ===============  ===============


                                        MIST BLACKROCK HIGH YIELD       MIST BLACKROCK LARGE CAP CORE
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............       11,949,833       10,891,616       1,423,242        1,414,721
Units issued and transferred
   from other funding options......        4,448,298        6,729,999         248,426          448,336
Units redeemed and transferred to
   other funding options...........      (5,614,449)      (5,671,782)       (411,414)        (439,815)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................       10,783,682       11,949,833       1,260,254        1,423,242
                                     ===============  ===============  ==============  ===============


                                                                               MIST CLEARBRIDGE
                                     MIST CLARION GLOBAL REAL ESTATE         AGGRESSIVE GROWTH II
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012              2013            2012
                                     ---------------  --------------   ---------------  ---------------

Units beginning of year............       10,967,900      11,304,866           687,043          543,584
Units issued and transferred
   from other funding options......        3,149,547       2,105,122           252,978          362,623
Units redeemed and transferred to
   other funding options...........      (3,017,856)     (2,442,088)         (335,228)        (219,164)
                                     ---------------  --------------   ---------------  ---------------
Units end of year..................       11,099,591      10,967,900           604,793          687,043
                                     ===============  ==============   ===============  ===============


                                            MIST CLEARBRIDGE                MIST GOLDMAN SACHS
                                            AGGRESSIVE GROWTH                  MID CAP VALUE
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      33,802,849       35,764,496        8,486,283       9,263,271
Units issued and transferred
   from other funding options......      12,353,599        7,911,776        2,123,717       1,124,342
Units redeemed and transferred to
   other funding options...........     (9,856,765)      (9,873,423)      (2,670,616)     (1,901,330)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      36,299,683       33,802,849        7,939,384       8,486,283
                                     ==============  ===============  ===============  ==============

                                           MIST HARRIS OAKMARK                MIST INVESCO
                                              INTERNATIONAL             BALANCED-RISK ALLOCATION
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2013            2012             2013          2012 (b)
                                     --------------  --------------  ---------------  --------------

Units beginning of year............      25,722,293      28,033,038      631,214,101              --
Units issued and transferred
   from other funding options......       6,769,558       5,193,899      443,294,590     650,591,123
Units redeemed and transferred to
   other funding options...........     (6,722,399)     (7,504,644)    (273,647,738)    (19,377,022)
                                     --------------  --------------  ---------------  --------------
Units end of year..................      25,769,452      25,722,293      800,860,953     631,214,101
                                     ==============  ==============  ===============  ==============



                                          MIST INVESCO COMSTOCK           MIST INVESCO MID CAP VALUE
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013            2012              2013            2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       26,662,653       25,137,797        5,175,603        5,366,862
Units issued and transferred
   from other funding options......        6,360,415        7,479,612          726,776          997,969
Units redeemed and transferred to
   other funding options...........      (6,133,804)      (5,954,756)      (1,282,477)      (1,189,228)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       26,889,264       26,662,653        4,619,902        5,175,603
                                     ===============  ===============  ===============  ===============



                                      MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN CORE BOND
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      13,528,657       13,942,780      31,242,391       32,528,572
Units issued and transferred
   from other funding options......       3,270,520        3,212,680      69,538,044        7,302,721
Units redeemed and transferred to
   other funding options...........     (3,796,043)      (3,626,803)    (71,340,945)      (8,588,902)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      13,003,134       13,528,657      29,439,490       31,242,391
                                     ==============  ===============  ==============  ===============

                                           MIST JPMORGAN GLOBAL
                                             ACTIVE ALLOCATION          MIST JPMORGAN SMALL CAP VALUE
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013          2012 (b)           2013             2012
                                     ---------------  ---------------  ---------------  --------------

Units beginning of year............      269,034,003               --        1,643,159       1,650,824
Units issued and transferred
   from other funding options......      441,036,411      274,291,117          124,281         241,604
Units redeemed and transferred to
   other funding options...........     (60,216,445)      (5,257,114)        (311,857)       (249,269)
                                     ---------------  ---------------  ---------------  --------------
Units end of year..................      649,853,969      269,034,003        1,455,583       1,643,159
                                     ===============  ===============  ===============  ==============


                                            MIST LOOMIS SAYLES                MIST LORD ABBETT
                                              GLOBAL MARKETS                   BOND DEBENTURE
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  ------------------------------
                                           2013            2012             2013            2012
                                     ---------------  ---------------  --------------  --------------

Units beginning of year............       12,318,466       13,161,956      10,178,078      10,848,076
Units issued and transferred
   from other funding options......        1,930,340        2,618,481       2,088,131       1,371,896
Units redeemed and transferred to
   other funding options...........      (3,405,983)      (3,461,971)     (2,925,191)     (2,041,894)
                                     ---------------  ---------------  --------------  --------------
Units end of year..................       10,842,823       12,318,466       9,341,018      10,178,078
                                     ===============  ===============  ==============  ==============


                                          MIST MET/EATON VANCE                MIST MET/FRANKLIN
                                              FLOATING RATE               LOW DURATION TOTAL RETURN
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  ------------------------------
                                           2013            2012             2013            2012
                                     ---------------  ---------------  --------------  --------------

Units beginning of year............        5,007,151        4,263,176       4,349,231       2,835,514
Units issued and transferred
   from other funding options......        4,910,363        2,295,738      13,737,199       2,859,109
Units redeemed and transferred to
   other funding options...........      (2,397,545)      (1,551,763)     (4,035,637)     (1,345,392)
                                     ---------------  ---------------  --------------  --------------
Units end of year..................        7,519,969        5,007,151      14,050,793       4,349,231
                                     ===============  ===============  ==============  ==============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                           MIST MET/TEMPLETON                 MIST METLIFE
                                           INTERNATIONAL BOND              AGGRESSIVE STRATEGY
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2013            2012            2013             2012
                                     --------------  --------------  --------------  ---------------

Units beginning of year............       4,238,395       4,276,073      44,655,767       49,390,389
Units issued and transferred
   from other funding options......         985,885       1,128,325       4,811,432        4,301,820
Units redeemed and transferred to
   other funding options...........     (1,318,951)     (1,166,003)     (7,015,919)      (9,036,442)
                                     --------------  --------------  --------------  ---------------
Units end of year..................       3,905,329       4,238,395      42,451,280       44,655,767
                                     ==============  ==============  ==============  ===============


                                               MIST METLIFE                     MIST METLIFE
                                               BALANCED PLUS                  BALANCED STRATEGY
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013            2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............      438,994,467      257,076,022      550,560,779      592,824,603
Units issued and transferred
   from other funding options......      154,477,158      208,342,594       36,007,453       38,366,523
Units redeemed and transferred to
   other funding options...........     (46,374,998)     (26,424,149)     (67,366,811)     (80,630,347)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................      547,096,627      438,994,467      519,201,421      550,560,779
                                     ===============  ===============  ===============  ===============


                                              MIST METLIFE                      MIST METLIFE
                                           DEFENSIVE STRATEGY                  GROWTH STRATEGY
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............      178,585,503      186,262,512      407,576,342      446,977,194
Units issued and transferred
   from other funding options......       12,195,405       36,676,249       80,860,643       23,060,082
Units redeemed and transferred to
   other funding options...........     (50,200,387)     (44,353,258)     (53,560,238)     (62,460,934)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................      140,580,521      178,585,503      434,876,747      407,576,342
                                     ===============  ===============  ===============  ===============

                                              MIST METLIFE               MIST METLIFE MULTI-INDEX
                                            MODERATE STRATEGY                  TARGETED RISK
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2013             2012            2013          2012 (c)
                                     --------------  ---------------  --------------  --------------

Units beginning of year............     266,549,696      281,377,647      11,094,386              --
Units issued and transferred
   from other funding options......      19,283,696       27,689,670     150,360,164      11,117,372
Units redeemed and transferred to
   other funding options...........    (38,726,315)     (42,517,621)     (7,504,407)        (22,986)
                                     --------------  ---------------  --------------  --------------
Units end of year..................     247,107,077      266,549,696     153,950,143      11,094,386
                                     ==============  ===============  ==============  ==============


                                                MIST MFS                         MIST MFS
                                         EMERGING MARKETS EQUITY          RESEARCH INTERNATIONAL
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............       38,352,212      37,004,554       21,667,563      22,841,018
Units issued and transferred
   from other funding options......       12,177,917       9,475,344        2,142,621       3,053,885
Units redeemed and transferred to
   other funding options...........      (8,906,952)     (8,127,686)      (4,193,701)     (4,227,340)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................       41,623,177      38,352,212       19,616,483      21,667,563
                                     ===============  ==============  ===============  ==============


                                           MIST MORGAN STANLEY               MIST OPPENHEIMER
                                             MID CAP GROWTH                    GLOBAL EQUITY
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............       12,225,316       8,735,505          500,711         559,531
Units issued and transferred
   from other funding options......        3,100,228       4,900,360        3,443,548          38,793
Units redeemed and transferred to
   other funding options...........      (2,225,641)     (1,410,549)        (816,539)        (97,613)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................       13,099,903      12,225,316        3,127,720         500,711
                                     ===============  ==============  ===============  ==============

                                               MIST PIMCO                       MIST PIMCO
                                        INFLATION PROTECTED BOND               TOTAL RETURN
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      64,013,091       63,087,877     128,302,689      132,311,947
Units issued and transferred
   from other funding options......      14,947,068       16,960,767      24,830,457       27,859,521
Units redeemed and transferred to
   other funding options...........    (21,311,654)     (16,035,553)    (34,713,308)     (31,868,779)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      57,648,505       64,013,091     118,419,838      128,302,689
                                     ==============  ===============  ==============  ===============


                                                                               MIST PIONEER
                                            MIST PIONEER FUND                STRATEGIC INCOME
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      11,331,680        9,480,402      29,638,373       24,444,162
Units issued and transferred
   from other funding options......       3,073,514        3,453,766      17,942,693       10,611,047
Units redeemed and transferred to
   other funding options...........     (1,972,643)      (1,602,488)     (6,131,045)      (5,416,836)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      12,432,551       11,331,680      41,450,021       29,638,373
                                     ==============  ===============  ==============  ===============


                                              MIST PYRAMIS             MIST PYRAMIS
                                            GOVERNMENT INCOME          MANAGED RISK
                                               SUB-ACCOUNT              SUB-ACCOUNT
                                     -------------------------------  --------------
                                          2013            2012           2013 (d)
                                     --------------  ---------------  --------------

Units beginning of year............      88,599,553       45,618,019              --
Units issued and transferred
   from other funding options......      20,394,869       64,826,342       7,910,133
Units redeemed and transferred to
   other funding options...........    (39,506,061)     (21,844,808)       (616,086)
                                     --------------  ---------------  --------------
Units end of year..................      69,488,361       88,599,553       7,294,047
                                     ==============  ===============  ==============

                                             MIST SCHRODERS                      MIST SSGA
                                           GLOBAL MULTI-ASSET              GROWTH AND INCOME ETF
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013          2012 (b)           2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............     179,641,654               --     118,446,237      120,297,977
Units issued and transferred
   from other funding options......     254,720,312      184,349,381       8,842,539       17,478,592
Units redeemed and transferred to
   other funding options...........    (59,100,608)      (4,707,727)    (16,853,399)     (19,330,332)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................     375,261,358      179,641,654     110,435,377      118,446,237
                                     ==============  ===============  ==============  ===============


                                                                            MIST T. ROWE PRICE
                                          MIST SSGA GROWTH ETF                LARGE CAP VALUE
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      36,733,044       37,984,453      12,231,249       13,446,503
Units issued and transferred
   from other funding options......       5,769,705        8,263,310       1,603,300        1,153,503
Units redeemed and transferred to
   other funding options...........     (6,583,525)      (9,514,719)     (2,513,569)      (2,368,757)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      35,919,224       36,733,044      11,320,980       12,231,249
                                     ==============  ===============  ==============  ===============


                                           MIST T. ROWE PRICE                MIST THIRD AVENUE
                                             MID CAP GROWTH                   SMALL CAP VALUE
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      41,941,697       44,089,511      15,859,523       18,611,699
Units issued and transferred
   from other funding options......       6,286,743        7,017,740       1,894,187        1,630,404
Units redeemed and transferred to
   other funding options...........    (10,262,528)      (9,165,554)     (3,760,994)      (4,382,580)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      37,965,912       41,941,697      13,992,716       15,859,523
                                     ==============  ===============  ==============  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                           MSF BAILLIE GIFFORD                  MSF BARCLAYS
                                           INTERNATIONAL STOCK              AGGREGATE BOND INDEX
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............          219,106         282,028       10,756,748        8,083,366
Units issued and transferred
   from other funding options......       35,014,663          25,473        6,105,533        4,814,657
Units redeemed and transferred to
   other funding options...........      (5,683,952)        (88,395)      (3,325,344)      (2,141,275)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................       29,549,817         219,106       13,536,937       10,756,748
                                     ===============  ==============  ===============  ===============


                                              MSF BLACKROCK                   MSF BLACKROCK
                                               BOND INCOME                CAPITAL APPRECIATION
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2013            2012            2013             2012
                                     --------------  --------------  ---------------  --------------

Units beginning of year............       1,045,629         953,075          745,728         814,200
Units issued and transferred
   from other funding options......         259,586         277,049          149,273         197,460
Units redeemed and transferred to
   other funding options...........       (250,867)       (184,495)        (173,786)       (265,932)
                                     --------------  --------------  ---------------  --------------
Units end of year..................       1,054,348       1,045,629          721,215         745,728
                                     ==============  ==============  ===============  ==============


                                               MSF BLACKROCK                    MSF BLACKROCK
                                              LARGE CAP VALUE                   MONEY MARKET
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............          230,438          252,494      53,484,009       59,067,302
Units issued and transferred
   from other funding options......           39,765           44,601      42,460,926       43,722,394
Units redeemed and transferred to
   other funding options...........         (45,013)         (66,657)    (51,615,737)     (49,305,687)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................          225,190          230,438      44,329,198       53,484,009
                                     ===============  ===============  ==============  ===============

                                                                        MSF FRONTIER
                                          MSF DAVIS VENTURE VALUE      MID CAP GROWTH         MSF JENNISON GROWTH
                                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                     --------------------------------  ---------------  -------------------------------
                                           2013             2012          2013 (d)           2013             2012
                                     ---------------  ---------------  ---------------  ---------------  --------------

Units beginning of year............       41,401,029       48,368,185               --       35,125,323      20,877,221
Units issued and transferred
   from other funding options......        3,841,529        3,838,366        5,813,772        6,890,303      22,832,898
Units redeemed and transferred to
   other funding options...........      (9,032,971)     (10,805,522)      (1,046,051)      (9,441,429)     (8,584,796)
                                     ---------------  ---------------  ---------------  ---------------  --------------
Units end of year..................       36,209,587       41,401,029        4,767,721       32,574,197      35,125,323
                                     ===============  ===============  ===============  ===============  ==============


                                             MSF LOOMIS SAYLES                MSF LOOMIS SAYLES
                                              SMALL CAP CORE                  SMALL CAP GROWTH
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013           2012 (b)
                                     ---------------  ---------------  ---------------  --------------

Units beginning of year............          330,015          310,374            3,306              --
Units issued and transferred
   from other funding options......           60,857           98,496           13,578           3,306
Units redeemed and transferred to
   other funding options...........        (107,545)         (78,855)          (4,378)              --
                                     ---------------  ---------------  ---------------  --------------
Units end of year..................          283,327          330,015           12,506           3,306
                                     ===============  ===============  ===============  ==============


                                             MSF MET/ARTISAN
                                              MID CAP VALUE
                                               SUB-ACCOUNT
                                     -------------------------------
                                          2013             2012
                                     --------------  ---------------

Units beginning of year............      13,419,571       14,599,235
Units issued and transferred
   from other funding options......       2,613,526        1,633,041
Units redeemed and transferred to
   other funding options...........     (2,907,307)      (2,812,705)
                                     --------------  ---------------
Units end of year..................      13,125,790       13,419,571
                                     ==============  ===============

                                           MSF MET/DIMENSIONAL                   MSF METLIFE
                                       INTERNATIONAL SMALL COMPANY         CONSERVATIVE ALLOCATION
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        3,203,412        3,336,605          735,694          850,770
Units issued and transferred
   from other funding options......          832,391          791,959           51,604           73,579
Units redeemed and transferred to
   other funding options...........        (827,252)        (925,152)        (230,263)        (188,655)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        3,208,551        3,203,412          557,035          735,694
                                     ===============  ===============  ===============  ===============


                                       MSF METLIFE CONSERVATIVE TO               MSF METLIFE
                                           MODERATE ALLOCATION               MID CAP STOCK INDEX
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............          588,986          608,383        4,914,049        4,708,991
Units issued and transferred
   from other funding options......           17,083           51,385        2,339,087        1,761,634
Units redeemed and transferred to
   other funding options...........         (55,173)         (70,782)      (1,751,777)      (1,556,576)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................          550,896          588,986        5,501,359        4,914,049
                                     ===============  ===============  ===============  ===============


                                               MSF METLIFE                        MSF METLIFE
                                           MODERATE ALLOCATION         MODERATE TO AGGRESSIVE ALLOCATION
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ----------------------------------
                                          2013             2012              2013             2012
                                     ---------------  ---------------   ---------------  ---------------

Units beginning of year............        3,326,548        3,930,913         4,335,356        4,632,179
Units issued and transferred
   from other funding options......           91,734          324,723            54,564           71,059
Units redeemed and transferred to
   other funding options...........        (345,160)        (929,088)         (462,019)        (367,882)
                                     ---------------  ---------------   ---------------  ---------------
Units end of year..................        3,073,122        3,326,548         3,927,901        4,335,356
                                     ===============  ===============   ===============  ===============

                                         MSF METLIFE STOCK INDEX         MSF MFS TOTAL RETURN                 MSF MFS VALUE
                                               SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2013            2012            2013            2012            2013            2012
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............      29,109,224      25,347,914         730,405         826,212       3,025,966       3,145,406
Units issued and transferred
   from other funding options......       6,636,730      14,585,302         213,323         113,713      11,667,337         433,811
Units redeemed and transferred to
   other funding options...........     (7,121,566)    (10,823,992)       (129,604)       (209,520)     (2,553,425)       (553,251)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................      28,624,388      29,109,224         814,124         730,405      12,139,878       3,025,966
                                     ==============  ==============  ==============  ==============  ==============  ==============


                                           MSF MSCI EAFE INDEX         MSF NEUBERGER BERMAN GENESIS       MSF RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2013             2012            2013            2012            2013            2012
                                     ---------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............        7,172,234       6,390,970         626,194         647,811       5,078,788       3,926,223
Units issued and transferred
   from other funding options......        3,468,301       2,557,262       8,992,058         169,024       2,243,147       3,452,677
Units redeemed and transferred to
   other funding options...........      (1,830,889)     (1,775,998)     (1,598,077)       (190,641)     (1,486,434)     (2,300,112)
                                     ---------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................        8,809,646       7,172,234       8,020,175         626,194       5,835,501       5,078,788
                                     ===============  ==============  ==============  ==============  ==============  ==============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:



                                            MSF T. ROWE PRICE               MSF T. ROWE PRICE
                                            LARGE CAP GROWTH                SMALL CAP GROWTH
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2013            2012            2013             2012
                                     --------------  --------------  ---------------  --------------

Units beginning of year............          39,346          44,809          380,162         417,381
Units issued and transferred
   from other funding options......      18,370,073          21,120           74,979          41,453
Units redeemed and transferred to
   other funding options...........     (3,721,339)        (26,583)         (98,222)        (78,672)
                                     --------------  --------------  ---------------  --------------
Units end of year..................      14,688,080          39,346          356,919         380,162
                                     ==============  ==============  ===============  ==============


                                               MSF VAN ECK              MSF WESTERN ASSET MANAGEMENT
                                        GLOBAL NATURAL RESOURCES               U.S. GOVERNMENT
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                           2013            2012             2013            2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............        7,200,491       6,910,683       17,244,875       16,038,241
Units issued and transferred
   from other funding options......        1,538,360       2,301,818        4,180,259        6,048,090
Units redeemed and transferred to
   other funding options...........      (2,460,184)     (2,012,010)      (5,007,641)      (4,841,456)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................        6,278,667       7,200,491       16,417,493       17,244,875
                                     ===============  ==============  ===============  ===============



                                        NEUBERGER BERMAN GENESIS         OPPENHEIMER VA CORE BOND
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............             474              474           1,541            1,878
Units issued and transferred
   from other funding options......              --               --              --               --
Units redeemed and transferred to
   other funding options...........              --               --            (48)            (337)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................             474              474           1,493            1,541
                                     ==============  ===============  ==============  ===============


                                             OPPENHEIMER VA
                                         GLOBAL STRATEGIC INCOME         OPPENHEIMER VA MAIN STREET
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............              443              443          14,959           22,109
Units issued and transferred
   from other funding options......               --               --              --               --
Units redeemed and transferred to
   other funding options...........               --               --           (643)          (7,150)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................              443              443          14,316           14,959
                                     ===============  ===============  ==============  ===============


                                             OPPENHEIMER VA
                                          MAIN STREET SMALL CAP             OPPENHEIMER VA MONEY
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............        5,041,901       4,964,464           20,150           20,177
Units issued and transferred
   from other funding options......          643,815         773,448               --               --
Units redeemed and transferred to
   other funding options...........      (1,030,426)       (696,011)         (19,427)             (27)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................        4,655,290       5,041,901              723           20,150
                                     ===============  ==============  ===============  ===============



                                      PIONEER VCT DISCIPLINED VALUE    PIONEER VCT EMERGING MARKETS
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............         229,721          238,409           49,333          48,427
Units issued and transferred
   from other funding options......           2,035           15,082            8,618          17,770
Units redeemed and transferred to
   other funding options...........        (61,099)         (23,770)         (11,263)        (16,864)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................         170,657          229,721           46,688          49,333
                                     ==============  ===============  ===============  ==============

                                                                                  PIONEER VCT
                                        PIONEER VCT EQUITY INCOME         IBBOTSON GROWTH ALLOCATION
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012              2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............           24,722           17,862        1,199,751        1,225,572
Units issued and transferred
   from other funding options......              147            7,715           24,774           43,759
Units redeemed and transferred to
   other funding options...........          (2,177)            (855)        (109,548)         (69,580)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................           22,692           24,722        1,114,977        1,199,751
                                     ===============  ===============  ===============  ===============


                                           PIONEER VCT IBBOTSON
                                            MODERATE ALLOCATION            PIONEER VCT MID CAP VALUE
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        1,789,015        1,795,010        1,769,793        1,688,831
Units issued and transferred
   from other funding options......           15,433           57,414          220,661          381,410
Units redeemed and transferred to
   other funding options...........        (144,208)         (63,409)        (270,601)        (300,448)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        1,660,240        1,789,015        1,719,853        1,769,793
                                     ===============  ===============  ===============  ===============



                                      PIONEER VCT REAL ESTATE SHARES      T. ROWE PRICE GROWTH STOCK
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............           10,700           12,968           66,302           73,401
Units issued and transferred
   from other funding options......            1,372            2,570            6,234            5,154
Units redeemed and transferred to
   other funding options...........            (673)          (4,838)          (9,965)         (12,253)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................           11,399           10,700           62,571           66,302
                                     ===============  ===============  ===============  ===============

                                     T. ROWE PRICE INTERNATIONAL STOCK      T. ROWE PRICE PRIME RESERVE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ---------------------------------
                                           2013              2012             2013              2012
                                     ----------------  ---------------   ---------------  ----------------

Units beginning of year............            45,736           59,337            40,746            54,384
Units issued and transferred
   from other funding options......             1,435            2,844            30,026            24,475
Units redeemed and transferred to
   other funding options...........           (5,811)         (16,445)          (39,029)          (38,113)
                                     ----------------  ---------------   ---------------  ----------------
Units end of year..................            41,360           45,736            31,743            40,746
                                     ================  ===============   ===============  ================


                                           UIF U.S. REAL ESTATE
                                                SUB-ACCOUNT
                                     --------------------------------
                                           2013            2012
                                     ---------------  ---------------

Units beginning of year............        2,343,331        2,367,197
Units issued and transferred
   from other funding options......          692,925          610,442
Units redeemed and transferred to
   other funding options...........        (505,065)        (634,308)
                                     ---------------  ---------------
Units end of year..................        2,531,191        2,343,331
                                     ===============  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.
(d) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund, for the respective stated periods in the five years ended December 31, 2013:

                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  Alger Small Cap Growth         2013     4,387,118    14.41 - 14.70      63,772,199
     Sub-Account                 2012     4,795,545    10.89 - 11.09      52,626,085
                                 2011     5,212,661      9.82 - 9.98      51,540,007
                                 2010     5,634,931    10.28 - 10.44      58,325,342
                                 2009     6,156,883      8.32 - 8.44      51,552,207

  American Funds Bond            2013     8,361,945    15.94 - 18.68     146,158,351
     Sub-Account                 2012     7,687,811    16.60 - 19.27     139,213,016
                                 2011     6,703,194    16.06 - 18.46     116,697,267
                                 2010     5,183,483    15.43 - 17.57      86,203,052
                                 2009     3,608,245    14.77 - 16.66      57,212,613

  American Funds Global          2013     8,333,553    32.79 - 41.42     314,826,203
     Growth Sub-Account          2012     8,485,913    25.98 - 32.35     251,295,328
                                 2011     8,205,329    21.69 - 26.44     200,460,185
                                 2010     7,470,107    24.36 - 29.30     202,441,649
                                 2009     6,579,263    22.30 - 26.47     161,438,857

  American Funds Global Small    2013     3,375,743    33.79 - 39.59     124,184,003
     Capitalization Sub-Account  2012     3,385,796    26.85 - 31.14      98,386,346
                                 2011     3,080,674    23.15 - 26.58      76,801,888
                                 2010     2,578,008    29.19 - 33.17      80,582,925
                                 2009     2,262,060    24.30 - 27.34      58,608,602

  American Funds Growth          2013     3,937,244  168.83 - 257.41     856,560,204
     Sub-Account                 2012     4,113,319  132.79 - 199.62     696,665,988
                                 2011     3,976,212  115.27 - 170.85     577,437,630
                                 2010     3,717,676  123.22 - 180.08     568,813,924
                                 2009     3,225,880  106.24 - 153.09     419,749,811

  American Funds                 2013     2,581,885  117.99 - 179.88     388,319,990
     Growth-Income Sub-Account   2012     2,745,842   90.43 - 135.94     312,823,451
                                 2011     2,773,925   78.78 - 116.75     272,388,909
                                 2010     2,639,070   82.11 - 119.99     266,511,951
                                 2009     2,398,146   75.40 - 108.65     219,689,912

  DWS I International            2013     1,888,612      9.76 - 9.85      18,592,794
     Sub-Account                 2012     2,040,232      8.24 - 8.30      16,933,216
                                 2011     2,245,605      6.92 - 6.97      15,659,285
                                 2010     2,471,385      8.43 - 8.48      20,962,763
                                 2009     2,700,348      8.41 - 8.46      22,845,161

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  Alger Small Cap Growth         2013         --        1.25 - 1.40         32.40 - 32.59
     Sub-Account                 2012         --        1.25 - 1.40         10.93 - 11.09
                                 2011         --        1.25 - 1.40       (4.52) - (4.38)
                                 2010         --        1.25 - 1.40         23.54 - 23.73
                                 2009         --        1.25 - 1.40         43.49 - 43.70

  American Funds Bond            2013       1.84        0.95 - 1.90       (4.00) - (3.08)
     Sub-Account                 2012       2.64        0.95 - 1.90           3.38 - 4.37
                                 2011       3.37        0.95 - 1.90           4.11 - 5.11
                                 2010       3.44        0.95 - 1.90           4.44 - 5.44
                                 2009       3.86        0.95 - 1.90         10.49 - 11.54

  American Funds Global          2013       1.26        0.90 - 2.30         26.24 - 28.02
     Growth Sub-Account          2012       0.94        0.90 - 2.30          7.06 - 21.40
                                 2011       1.37        0.95 - 2.30      (10.95) - (9.75)
                                 2010       1.56        0.95 - 2.30          9.21 - 10.69
                                 2009       1.51        0.95 - 2.30         39.07 - 40.96

  American Funds Global Small    2013       0.87        0.89 - 1.90         25.87 - 27.14
     Capitalization Sub-Account  2012       1.35        0.89 - 1.90          2.91 - 17.13
                                 2011       1.34        0.89 - 1.90     (20.66) - (19.86)
                                 2010       1.75        0.89 - 1.90         20.11 - 21.33
                                 2009       0.31        0.89 - 1.90         58.26 - 59.86

  American Funds Growth          2013       0.93        0.89 - 2.30         27.15 - 28.95
     Sub-Account                 2012       0.81        0.89 - 2.30          1.85 - 16.84
                                 2011       0.63        0.89 - 2.30       (6.45) - (5.12)
                                 2010       0.77        0.89 - 2.30         15.98 - 17.63
                                 2009       0.71        0.89 - 2.30         36.24 - 38.18

  American Funds                 2013       1.35        0.89 - 2.30         30.47 - 32.32
     Growth-Income Sub-Account   2012       1.64        0.89 - 2.30         14.80 - 16.44
                                 2011       1.60        0.89 - 2.30       (4.06) - (2.70)
                                 2010       1.55        0.89 - 2.30          8.90 - 10.44
                                 2009       1.74        0.89 - 2.30         28.26 - 30.08

  DWS I International            2013       5.30        1.35 - 1.40         18.56 - 18.62
     Sub-Account                 2012       2.19        1.35 - 1.40         18.96 - 19.02
                                 2011       1.83        1.35 - 1.40     (17.83) - (17.79)
                                 2010       2.18        1.35 - 1.40           0.21 - 0.26
                                 2009       4.39        1.35 - 1.40         31.67 - 31.73

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                  AS OF DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------------  -------------------------------------------------
                                                    UNIT VALUE                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                     LOWEST TO           NET          INCOME          LOWEST TO         LOWEST TO
                                        UNITS       HIGHEST ($)      ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                    ------------  ---------------  --------------  -------------  ----------------  ----------------
  Federated High Income Bond  2013         2,545            10.28          26,166       6.76               1.40                 5.50
     Sub-Account              2012         2,556             9.74          24,908       8.87               1.40                13.09
                              2011         3,549             8.62          30,572       8.62               1.40                 3.71
                              2010         3,566             8.31          29,620       7.89               1.40                13.13
                              2009         3,582             7.34          26,300       8.35               1.40                50.72

  Federated Kaufman           2013         5,836             7.70          44,907         --               1.40                38.18
     Sub-Account              2012         6,002             5.57          33,424         --               1.40                15.65
     (Commenced 3/15/2010)    2011        12,138             4.82          58,454       1.12               1.40              (14.47)
                              2010        14,184             5.63          79,874         --               1.40                13.09

  Fidelity VIP Asset Manager  2013     5,885,530    14.88 - 15.70      88,274,483       1.55        0.89 - 1.40        14.10 - 14.68
     Sub-Account              2012     6,517,939    13.04 - 13.69      85,640,352       1.49        0.89 - 1.40        10.91 - 11.48
                              2011     7,353,740    11.75 - 12.28      87,071,337       1.88        0.89 - 1.40      (3.91) - (3.42)
                              2010     8,263,984    12.22 - 12.71     101,784,889       1.66        0.89 - 1.40        12.67 - 13.26
                              2009     9,345,424    10.84 - 11.23     102,112,475       2.38        0.89 - 1.40        27.32 - 27.96

  Fidelity VIP Contrafund     2013    17,717,451     5.67 - 64.36     611,972,926       1.04        0.89 - 2.25        10.23 - 30.12
     Sub-Account              2012    15,604,750    12.42 - 49.54     471,113,726       1.36        0.89 - 2.25        13.71 - 15.38
                              2011    15,588,853    10.76 - 43.00     388,526,965       1.01        0.89 - 2.25      (4.80) - (3.38)
                              2010    15,707,574    11.14 - 44.59     379,741,596       1.25        0.89 - 2.25        14.51 - 16.18
                              2009    15,955,996     9.59 - 38.44     313,576,644       1.44        0.89 - 2.25        32.65 - 34.50

  Fidelity VIP Equity-Income  2013       341,560            17.43       5,954,600       2.41               1.40                26.37
     Sub-Account              2012       400,352            13.80       5,523,241       2.96               1.40                15.67
                              2011       460,289            11.93       5,489,918       2.37               1.40               (0.43)
                              2010       530,175            11.98       6,350,751       1.75               1.40                13.56
                              2009       619,856            10.55       6,538,981       2.24               1.40                28.40

  Fidelity VIP FundsManager   2013   158,954,030    12.73 - 12.88   2,033,793,788       1.55        1.90 - 2.05        12.57 - 12.74
     50% Sub-Account          2012    39,080,828    11.31 - 11.42     443,823,085       2.69        1.90 - 2.05          1.76 - 4.11
     (Commenced 7/23/2012)

  Fidelity VIP FundsManager   2013   333,151,686    12.05 - 12.16   4,031,523,824       1.16        1.90 - 2.05        16.21 - 16.38
     60% Sub-Account          2012   345,636,001    10.37 - 10.45   3,596,633,088       1.53        1.90 - 2.05          9.33 - 9.49
     (Commenced 10/15/2009)   2011   272,464,191      9.48 - 9.54   2,591,601,265       2.00        1.90 - 2.05      (4.01) - (3.87)
                              2010   118,824,451      9.88 - 9.93   1,176,598,687       2.72        1.90 - 2.05        11.32 - 11.49
                              2009     4,074,373      8.87 - 8.90      36,215,324       3.35        1.90 - 2.05          0.07 - 0.09

  Fidelity VIP Growth         2013     8,194,380    20.10 - 21.07     165,968,439       0.29        0.89 - 1.40        34.44 - 35.13
     Sub-Account              2012     9,085,626    14.95 - 15.59     136,799,312       0.59        0.89 - 1.40        13.09 - 13.67
                              2011     9,918,387    13.22 - 13.72     131,974,709       0.36        0.89 - 1.40      (1.19) - (0.68)
                              2010    10,951,340    13.38 - 13.81     147,385,504       0.28        0.89 - 1.40        22.44 - 23.08
                              2009    11,893,241    10.93 - 11.22     130,641,959       0.45        0.89 - 1.40        26.51 - 27.14

  Fidelity VIP Index 500      2013     3,091,556    22.53 - 23.73      69,677,247       1.84        0.89 - 1.35        30.47 - 31.07
     Sub-Account              2012     3,530,426    17.27 - 18.10      60,984,620       2.03        0.89 - 1.35        14.35 - 14.88
                              2011     3,976,112    15.10 - 15.76      60,061,917       1.87        0.89 - 1.35          0.67 - 1.14
                              2010     4,565,389    14.90 - 15.58      68,501,202       1.87        0.89 - 1.40        13.42 - 14.00
                              2009     5,300,313    13.22 - 13.67      70,079,047       2.52        0.89 - 1.35        24.91 - 25.48

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                         ---------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------
  Fidelity VIP Mid Cap             2013     7,792,671    52.90 - 61.01     446,581,942
     Sub-Account                   2012     7,598,912    39.68 - 45.33     324,832,892
                                   2011     6,289,465    35.30 - 39.95     237,701,501
                                   2010     4,364,581    40.36 - 45.24     187,246,537
                                   2009     3,075,278    31.99 - 35.52     103,784,411

  Fidelity VIP Money Market        2013     8,307,410     7.04 - 10.73      76,155,346
     Sub-Account                   2012     8,041,430     7.14 - 10.94      73,659,399
                                   2011     8,001,050     7.23 - 11.14      73,068,632
                                   2010     7,492,405     7.33 - 11.34      67,343,833
                                   2009     6,126,543     7.41 - 11.53      50,572,988

  Fidelity VIP Overseas            2013       447,143    12.41 - 14.19       5,925,521
     Sub-Account                   2012       509,517     9.62 - 11.02       5,241,037
                                   2011       540,072      8.06 - 9.24       4,664,192
                                   2010       593,728     9.85 - 11.30       6,266,276
                                   2009       663,667     8.81 - 10.11       6,282,775

  FTVIPT Franklin Income           2013     4,919,666    48.59 - 67.20     297,821,470
     Securities Sub-Account        2012     4,708,870    43.62 - 59.54     253,164,341
                                   2011     4,290,472    39.61 - 53.36     206,611,149
                                   2010     3,722,732    39.56 - 52.61     176,548,647
                                   2009     3,157,996    35.91 - 47.14     134,091,525

  FTVIPT Franklin Small Cap        2013     9,184,423    13.56 - 14.30     128,048,983
     Value Securities Sub-Account  2012     8,321,925    10.13 - 10.60      86,296,073
                                   2011     5,710,847      8.71 - 9.04      50,705,697
                                   2010     3,178,430      9.21 - 9.48      29,718,643
                                   2009     1,787,114      7.31 - 7.46      13,205,263

  FTVIPT Mutual Shares             2013     5,477,366    26.11 - 30.73     156,078,571
     Securities Sub-Account        2012     5,768,385    20.75 - 24.19     129,780,562
                                   2011     5,952,328    18.51 - 21.38     118,532,870
                                   2010     5,431,435    19.07 - 21.81     110,507,146
                                   2009     4,784,657    17.47 - 19.80      88,554,450

  FTVIPT Templeton Foreign         2013     2,457,017    16.25 - 38.21      87,721,293
     Securities Sub-Account        2012     2,730,167    13.46 - 31.61      80,788,377
                                   2011     2,720,421    11.59 - 27.19      69,009,193
                                   2010     2,782,005    13.20 - 30.95      79,683,759
                                   2009     2,655,441    12.40 - 29.04      70,515,555

  FTVIPT Templeton Global          2013    12,950,902    18.47 - 20.82     254,683,414
     Bond Securities Sub-Account   2012    11,067,808    18.50 - 20.69     217,063,429
                                   2011     8,104,261    16.36 - 18.15     139,986,041
                                   2010     4,997,591    16.79 - 18.48      88,294,177
                                   2009     2,853,081    14.93 - 16.31      44,636,060

  Invesco V.I. American            2013        22,147             7.39         163,713
     Franchise Sub-Account         2012        28,015             5.35         149,862
                                   2011        18,874             4.77          90,033
                                   2010        25,363             5.16         130,764
                                   2009        26,829             4.36         117,046

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  Fidelity VIP Mid Cap             2013       0.28        0.95 - 1.90         33.31 - 34.59
     Sub-Account                   2012       0.43        0.95 - 1.90         12.40 - 13.47
                                   2011       0.03        0.95 - 1.90     (12.53) - (11.70)
                                   2010       0.14        0.95 - 1.90         26.16 - 27.36
                                   2009       0.54        0.95 - 1.90         37.12 - 38.43

  Fidelity VIP Money Market        2013       0.02        0.89 - 2.05       (2.01) - (0.86)
     Sub-Account                   2012       0.12        0.89 - 2.05       (1.93) - (0.76)
                                   2011       0.09        0.89 - 2.05       (1.94) - (0.77)
                                   2010       0.17        0.89 - 2.05       (1.82) - (0.65)
                                   2009       0.71        0.89 - 2.05       (0.68) - (0.17)

  Fidelity VIP Overseas            2013       1.34        1.15 - 1.40         28.62 - 28.95
     Sub-Account                   2012       1.97        1.15 - 1.40         19.05 - 19.35
                                   2011       1.35        1.15 - 1.40     (18.32) - (18.12)
                                   2010       1.39        1.15 - 1.40         11.54 - 11.82
                                   2009       2.17        1.15 - 1.40         24.78 - 25.09

  FTVIPT Franklin Income           2013       6.33        0.95 - 2.25         11.41 - 12.86
     Securities Sub-Account        2012       6.44        0.95 - 2.25         10.13 - 11.58
                                   2011       5.75        0.95 - 2.25           0.11 - 1.42
                                   2010       6.60        0.95 - 2.25         10.17 - 11.61
                                   2009       8.01        0.95 - 2.25         32.58 - 34.31

  FTVIPT Franklin Small Cap        2013       1.31        0.95 - 1.75         33.88 - 34.95
     Value Securities Sub-Account  2012       0.78        0.95 - 1.75         16.32 - 17.26
                                   2011       0.66        0.95 - 1.75       (5.43) - (4.67)
                                   2010       0.73        0.95 - 1.75         26.00 - 27.01
                                   2009       1.66        0.95 - 1.75         26.91 - 27.94

  FTVIPT Mutual Shares             2013       2.10        0.95 - 1.90         25.85 - 27.05
     Securities Sub-Account        2012       2.06        0.95 - 1.90         12.08 - 13.16
                                   2011       2.42        0.95 - 1.90       (2.90) - (1.98)
                                   2010       1.62        0.95 - 1.90          9.10 - 10.14
                                   2009       2.02        0.95 - 1.90         23.67 - 24.86

  FTVIPT Templeton Foreign         2013       2.38        1.55 - 2.30         20.18 - 21.08
     Securities Sub-Account        2012       3.02        1.55 - 2.30         15.53 - 16.41
                                   2011       1.71        1.55 - 2.30     (12.66) - (12.00)
                                   2010       1.88        1.55 - 2.30           5.94 - 6.74
                                   2009       3.05        1.55 - 2.30         33.93 - 34.94

  FTVIPT Templeton Global          2013       4.75        0.95 - 1.75         (0.13) - 0.67
     Bond Securities Sub-Account   2012       6.42        0.95 - 1.75         13.06 - 13.97
                                   2011       5.46        0.95 - 1.75       (2.58) - (1.81)
                                   2010       1.36        0.95 - 1.75         12.46 - 13.36
                                   2009      14.21        0.95 - 1.75         16.62 - 17.56

  Invesco V.I. American            2013       0.42               1.40                 38.19
     Franchise Sub-Account         2012         --               1.40                 12.14
                                   2011         --               1.40                (7.49)
                                   2010         --               1.40                 18.18
                                   2009       0.11               1.40                 63.78

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  --------------
  Invesco V.I. American Value   2013     5,963,473     15.53 - 16.44      95,295,929
     Sub-Account                2012     5,515,798     11.80 - 12.39      66,684,996
                                2011     4,490,470     10.26 - 10.68      47,014,117
                                2010     2,673,648     10.35 - 10.70      28,139,044
                                2009     1,763,519       8.62 - 8.84      15,401,650

  Invesco V.I. Core Equity      2013        39,835              6.27         249,696
     Sub-Account                2012        49,005              4.92         241,009
                                2011        63,191              4.38         276,761
                                2010        88,640              4.44         393,933
                                2009        99,143              4.11         407,845

  Invesco V.I. Equity and       2013    31,328,255      6.09 - 21.69     649,322,698
     Income Sub-Account         2012    29,563,858      4.93 - 17.54     496,945,594
                                2011    27,370,136      4.44 - 15.75     414,357,262
                                2010    22,199,448     14.98 - 16.11     345,124,808
                                2009    17,747,381     13.63 - 14.52     249,400,082

  Invesco V.I. Global Real      2013     3,254,580       8.95 - 9.48      29,993,323
     Estate Sub-Account         2012     2,556,360       8.90 - 9.34      23,302,577
                                2011     1,863,096       7.08 - 7.38      13,467,264
                                2010     1,148,943       7.73 - 7.98       9,028,134
                                2009       704,385       6.71 - 6.88       4,786,308

  Invesco V.I. Growth and       2013    13,799,854      9.57 - 36.41     365,970,613
     Income Sub-Account         2012    13,407,203      7.24 - 27.48     268,230,013
                                2011    11,777,382      6.40 - 24.26     206,338,231
                                2010     9,061,763      6.63 - 25.06     160,437,278
                                2009     6,896,039      5.97 - 22.55     107,604,807

  Invesco V.I. International    2013     8,901,354      9.17 - 34.47     281,999,206
     Growth Sub-Account         2012     8,127,475      7.81 - 29.32     219,783,700
                                2011     6,481,068      6.86 - 25.68     154,099,050
                                2010     4,327,573      7.46 - 27.87     111,888,065
                                2009     2,818,925      6.70 - 24.98      65,315,391

  Janus Aspen Global Research   2013           721              9.35           6,748
     Sub-Account                2012           769              7.35           5,653
                                2011           769              6.17           4,750
                                2010           901              7.22           6,506
                                2009           999              6.29           6,285

  LMPVET ClearBridge Variable   2013    11,979,001     15.00 - 25.98     280,745,200
     Aggressive Growth          2012    11,687,754     10.38 - 17.75     186,988,862
     Sub-Account                2011    11,855,614      8.94 - 15.09     160,839,221
                                2010    11,742,971      8.92 - 14.87     156,471,918
                                2009    11,503,827      7.29 - 12.01     123,705,924

  LMPVET ClearBridge Variable   2013     2,922,291     37.21 - 48.58     129,253,563
     All Cap Value Sub-Account  2012     3,081,671     28.81 - 37.11     104,446,756
                                2011     3,213,146     25.64 - 32.59      95,718,136
                                2010     3,100,875     27.97 - 35.07      99,528,233
                                2009     2,989,079     24.54 - 30.36      83,258,408

                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  Invesco V.I. American Value   2013       0.57        0.95 - 1.75        31.61 - 32.67
     Sub-Account                2012       0.68        0.95 - 1.75        15.03 - 15.96
                                2011       0.72        0.95 - 1.75      (0.92) - (0.12)
                                2010       0.80        0.95 - 1.75        20.06 - 21.03
                                2009       1.18        0.95 - 1.75        36.75 - 37.84

  Invesco V.I. Core Equity      2013       1.36               1.40                27.45
     Sub-Account                2012       0.91               1.40                12.29
                                2011       0.92               1.40               (1.44)
                                2010       0.95               1.40                 8.02
                                2009       1.76               1.40                26.51

  Invesco V.I. Equity and       2013       1.54        0.95 - 1.90        22.54 - 23.71
     Income Sub-Account         2012       1.85        0.95 - 1.90        10.26 - 11.32
                                2011       1.69        0.95 - 1.90      (8.77) - (2.23)
                                2010       1.92        0.95 - 1.90         9.92 - 10.97
                                2009       2.82        0.95 - 1.90        20.19 - 21.33

  Invesco V.I. Global Real      2013       3.98        0.95 - 1.75          0.66 - 1.47
     Estate Sub-Account         2012       0.48        0.95 - 1.75        25.62 - 26.63
                                2011       4.22        0.95 - 1.75      (8.34) - (7.62)
                                2010       5.55        0.95 - 1.75        15.19 - 16.13
                                2009         --        0.95 - 1.75        28.83 - 29.86

  Invesco V.I. Growth and       2013       1.31        0.95 - 1.90        31.25 - 32.50
     Income Sub-Account         2012       1.36        0.95 - 1.90        12.18 - 13.26
                                2011       1.13        0.95 - 1.90      (4.10) - (3.18)
                                2010       0.09        0.95 - 1.90        10.09 - 11.13
                                2009       3.60        0.95 - 1.90        21.78 - 22.94

  Invesco V.I. International    2013       1.10        0.95 - 1.75        16.66 - 17.60
     Growth Sub-Account         2012       1.38        0.95 - 1.75        13.25 - 14.16
                                2011       1.06        0.95 - 1.75      (8.60) - (7.87)
                                2010       2.01        0.95 - 1.75        10.66 - 11.55
                                2009       1.74        0.95 - 1.75        32.57 - 33.63

  Janus Aspen Global Research   2013       1.21               0.89                27.29
     Sub-Account                2012       0.89               0.89                19.01
                                2011       0.58               0.89              (14.50)
                                2010       0.61               0.89                14.80
                                2009       1.43               0.89                36.49

  LMPVET ClearBridge Variable   2013       0.28        0.95 - 2.30        44.42 - 46.38
     Aggressive Growth          2012       0.43        0.95 - 2.30        16.01 - 17.60
     Sub-Account                2011       0.20        0.95 - 2.30          0.15 - 1.50
                                2010       0.15        0.95 - 2.30        22.17 - 23.83
                                2009         --        0.95 - 2.30        31.51 - 33.30

  LMPVET ClearBridge Variable   2013       1.40        0.95 - 2.30        29.16 - 30.92
     All Cap Value Sub-Account  2012       1.72        0.95 - 2.30        12.35 - 13.89
                                2011       1.41        0.95 - 2.30      (8.32) - (7.08)
                                2010       1.79        0.95 - 2.30        13.96 - 15.50
                                2009       1.44        0.95 - 2.30        26.41 - 28.14

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  LMPVET ClearBridge Variable     2013     8,604,407    38.78 - 51.73     405,286,221
     Appreciation Sub-Account     2012     7,908,912    30.52 - 40.17     290,191,379
                                  2011     7,021,537    26.94 - 34.98     224,680,370
                                  2010     5,515,253    26.87 - 34.42     173,626,503
                                  2009     4,134,838    24.41 - 30.85     116,657,409

  LMPVET ClearBridge Variable     2013    10,244,154    12.44 - 20.09     191,169,653
     Equity Income Sub-Account    2012     9,055,914    10.11 - 16.14     134,931,130
                                  2011     8,013,455     9.06 - 14.28     103,322,855
                                  2010     6,778,039    10.29 - 13.39      81,006,913
                                  2009     6,144,958     9.34 - 12.06      64,946,351

  LMPVET ClearBridge Variable     2013       242,954    18.99 - 21.53       5,012,390
     Large Cap Growth             2012       283,429    14.10 - 15.86       4,312,254
     Sub-Account                  2011       363,040    11.99 - 13.38       4,673,796
                                  2010       459,350    12.35 - 13.67       6,065,533
                                  2009       557,417    11.50 - 12.63       6,818,703

  LMPVET ClearBridge Variable     2013       319,601    19.77 - 22.45       6,892,954
     Large Cap Value Sub-Account  2012       286,427    15.28 - 17.21       4,743,489
                                  2011       265,335    13.42 - 15.00       3,836,359
                                  2010       194,899    13.09 - 14.51       2,729,796
                                  2009       196,692    12.23 - 13.45       2,559,454

  LMPVET ClearBridge Variable     2013     4,102,827    22.63 - 31.63     112,499,020
     Small Cap Growth             2012     3,457,289    15.75 - 21.71      64,881,494
     Sub-Account                  2011     2,686,955    13.50 - 18.35      42,564,777
                                  2010     2,149,625    13.62 - 18.28      33,662,804
                                  2009     1,757,714    11.13 - 14.74      21,966,842

  LMPVET Investment Counsel       2013         7,932    34.52 - 37.64         292,286
     Variable Social Awareness    2012         9,185    29.64 - 32.19         289,329
     Sub-Account                  2011        17,377    27.28 - 29.51         501,373
                                  2010        17,424    27.81 - 29.97         510,680
                                  2009        19,412    25.28 - 27.12         515,712

  LMPVET Variable Lifestyle       2013     2,011,433    20.00 - 23.49      44,101,401
     Allocation 50% Sub-Account   2012     1,699,443    17.68 - 20.56      32,620,028
                                  2011     1,414,982    15.93 - 17.95      24,265,695
                                  2010       769,522    16.05 - 17.94      13,086,823
                                  2009       487,451    14.30 - 15.06       7,231,568

  LMPVET Variable Lifestyle       2013       121,395    18.11 - 19.37       2,304,999
     Allocation 70% Sub-Account   2012       162,342    15.15 - 16.14       2,573,509
                                  2011       219,583    13.47 - 14.30       3,086,943
                                  2010       236,121    13.81 - 14.60       3,395,287
                                  2009       271,548    12.24 - 12.89       3,447,350

  LMPVET Variable Lifestyle       2013     4,790,185    18.14 - 21.30      95,074,284
     Allocation 85% Sub-Account   2012     5,015,187    14.61 - 17.00      79,817,339
                                  2011     4,732,454    12.85 - 14.81      65,879,472
                                  2010     4,289,092    13.41 - 15.30      62,035,149
                                  2009     3,756,486    11.81 - 13.35      47,576,561

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  LMPVET ClearBridge Variable     2013       1.29        0.95 - 2.30        27.05 - 28.77
     Appreciation Sub-Account     2012       1.75        0.95 - 2.30        13.30 - 14.85
                                  2011       1.77        0.95 - 2.30          0.28 - 1.64
                                  2010       1.83        0.95 - 2.30        10.07 - 11.56
                                  2009       2.45        0.95 - 2.30        19.34 - 20.96

  LMPVET ClearBridge Variable     2013       1.65        0.95 - 2.30        23.08 - 24.49
     Equity Income Sub-Account    2012       3.04        0.95 - 2.30        11.60 - 12.99
                                  2011       3.39        0.95 - 2.30        (2.15) - 6.69
                                  2010       4.09        0.95 - 1.90        10.01 - 11.06
                                  2009       3.37        0.95 - 1.90        20.32 - 21.47

  LMPVET ClearBridge Variable     2013       0.51        1.50 - 2.30        34.72 - 35.80
     Large Cap Growth             2012       0.66        1.50 - 2.30        17.60 - 18.55
     Sub-Account                  2011       0.42        1.50 - 2.30      (2.91) - (2.12)
                                  2010       0.11        1.50 - 2.30          7.34 - 8.19
                                  2009       0.27        1.50 - 2.30        39.14 - 40.27

  LMPVET ClearBridge Variable     2013       1.77        1.50 - 2.30        29.36 - 30.40
     Large Cap Value Sub-Account  2012       2.37        1.50 - 2.30        13.84 - 14.76
                                  2011       2.82        1.50 - 2.30          2.57 - 3.39
                                  2010       3.02        1.50 - 2.30          6.98 - 7.83
                                  2009       1.95        1.50 - 2.30        21.66 - 22.65

  LMPVET ClearBridge Variable     2013       0.05        0.95 - 2.30        43.71 - 45.66
     Small Cap Growth             2012       0.42        0.95 - 2.30        16.70 - 18.29
     Sub-Account                  2011         --        0.95 - 2.30        (0.91) - 0.43
                                  2010         --        0.95 - 2.30        22.34 - 24.00
                                  2009         --        0.95 - 2.30        39.53 - 41.42

  LMPVET Investment Counsel       2013       0.83        1.50 - 1.90        16.47 - 16.94
     Variable Social Awareness    2012       1.06        1.50 - 1.90          8.62 - 9.06
     Sub-Account                  2011       1.20        1.50 - 1.90      (1.89) - (1.51)
                                  2010       1.24        1.50 - 1.90        10.04 - 10.48
                                  2009       1.43        1.50 - 1.90        20.53 - 21.01

  LMPVET Variable Lifestyle       2013       2.21        0.95 - 1.90        13.16 - 14.24
     Allocation 50% Sub-Account   2012       2.95        0.95 - 1.90        10.96 - 12.02
                                  2011       3.19        1.10 - 1.90        (0.73) - 0.07
                                  2010       4.10        1.10 - 1.90         6.21 - 12.65
                                  2009       5.06        1.50 - 1.90        29.83 - 30.35

  LMPVET Variable Lifestyle       2013       1.41        1.50 - 1.90        19.53 - 20.01
     Allocation 70% Sub-Account   2012       2.16        1.50 - 1.90        12.43 - 12.88
                                  2011       1.88        1.50 - 1.90      (2.45) - (2.06)
                                  2010       2.04        1.50 - 1.90        12.84 - 13.30
                                  2009       3.60        1.50 - 1.90        30.41 - 30.93

  LMPVET Variable Lifestyle       2013       1.66        0.95 - 1.90        24.12 - 25.30
     Allocation 85% Sub-Account   2012       1.84        0.95 - 1.90        13.70 - 14.79
                                  2011       1.55        0.95 - 1.90      (4.15) - (3.23)
                                  2010       1.73        0.95 - 1.90        13.52 - 14.60
                                  2009       2.64        0.95 - 1.90        29.99 - 31.22

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  LMPVIT Western Asset           2013     4,386,878    20.82 - 25.72     104,740,451
     Variable Global High Yield  2012     4,039,328    20.05 - 24.44      91,771,912
     Bond Sub-Account            2011     3,594,817    17.34 - 20.85      69,717,903
                                 2010     3,170,899    17.44 - 20.70      61,092,507
                                 2009     2,845,850    15.53 - 18.18      48,249,580

  MFS VIT Investors Trust        2013         3,517             7.38          25,951
     Sub-Account                 2012         3,616             5.67          20,488
                                 2011         7,050             4.82          33,994
                                 2010         8,683             5.00          43,404
                                 2009        11,563             4.56          52,758

  MFS VIT New Discovery          2013         3,294            13.97          46,020
     Sub-Account                 2012         4,161            10.01          41,661
                                 2011         4,939             8.38          41,374
                                 2010         4,951             9.47          46,865
                                 2009         6,461             7.04          45,491

  MFS VIT Research Sub-Account   2013         8,132             7.85          63,835
                                 2012         8,335             6.02          50,155
                                 2011         8,675             5.20          45,142
                                 2010        21,202             5.30         112,388
                                 2009        23,944             4.64         111,057

  MIST AllianceBernstein         2013   286,256,086    11.32 - 11.74   3,313,674,192
     Global Dynamic Allocation   2012   267,334,005    10.40 - 10.66   2,823,843,417
     Sub-Account                 2011   168,434,681      9.68 - 9.75   1,639,379,077
     (Commenced 5/2/2011)

  MIST American Funds            2013   276,830,535    11.83 - 12.78   3,430,387,038
     Balanced Allocation         2012   292,605,761    10.22 - 10.89   3,106,060,329
     Sub-Account                 2011   306,967,734      9.22 - 9.69   2,914,777,188
                                 2010   251,644,506     9.64 - 10.00   2,478,289,324
                                 2009   147,529,141      8.80 - 9.00   1,315,175,709

  MIST American Funds Growth     2013   147,794,512    11.83 - 12.67   1,828,322,375
     Allocation Sub-Account      2012   149,020,463     9.68 - 10.24   1,496,665,592
                                 2011   159,224,115      8.53 - 8.92   1,398,390,722
                                 2010   155,386,301      9.17 - 9.47   1,454,861,016
                                 2009   139,002,030      8.27 - 8.44   1,164,848,803

  MIST American Funds Growth     2013    59,593,818     1.29 - 12.90     632,386,636
     Sub-Account                 2012    54,812,434     9.59 - 10.07     545,665,799
                                 2011    64,256,598      8.36 - 8.69     553,292,806
                                 2010    52,406,611      8.97 - 9.23     480,253,525
                                 2009    30,278,080      7.76 - 7.90     238,097,827

  MIST American Funds            2013   147,773,215    11.61 - 12.53   1,796,366,977
     Moderate Allocation         2012   159,499,085    10.47 - 11.15   1,734,325,945
     Sub-Account                 2011   168,982,398     9.67 - 10.16   1,683,464,896
                                 2010   143,876,667     9.88 - 10.25   1,452,175,003
                                 2009    89,994,728      9.20 - 9.42     839,089,528

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  LMPVIT Western Asset           2013       6.19        0.95 - 2.30          3.85 - 5.27
     Variable Global High Yield  2012       7.84        0.95 - 2.30        15.62 - 17.20
     Bond Sub-Account            2011       8.38        0.95 - 2.30        (0.59) - 0.75
                                 2010       9.47        0.95 - 2.30        12.31 - 13.83
                                 2009      11.34        0.95 - 2.30        52.02 - 54.08

  MFS VIT Investors Trust        2013       1.10               1.40                30.22
     Sub-Account                 2012       0.67               1.40                17.52
                                 2011       0.90               1.40               (3.54)
                                 2010       1.30               1.40                 9.56
                                 2009       1.77               1.40                25.15

  MFS VIT New Discovery          2013         --               1.40                39.55
     Sub-Account                 2012         --               1.40                19.53
                                 2011         --               1.40              (11.51)
                                 2010         --               1.40                34.44
                                 2009         --               1.40                60.90

  MFS VIT Research Sub-Account   2013       0.33               1.40                30.45
                                 2012       0.79               1.40                15.63
                                 2011       0.72               1.40               (1.83)
                                 2010       0.92               1.40                14.29
                                 2009       1.44               1.40                28.73

  MIST AllianceBernstein         2013       1.28        0.90 - 2.35         8.56 - 10.15
     Global Dynamic Allocation   2012       0.10        0.90 - 2.35          3.45 - 8.82
     Sub-Account                 2011       0.87        1.15 - 2.25      (3.18) - (2.47)
     (Commenced 5/2/2011)

  MIST American Funds            2013       1.37        1.00 - 2.35        15.78 - 17.35
     Balanced Allocation         2012       1.69        1.00 - 2.35        10.88 - 12.39
     Sub-Account                 2011       1.26        1.00 - 2.35      (4.39) - (3.10)
                                 2010       1.01        1.00 - 2.35         9.55 - 11.05
                                 2009         --        1.00 - 2.35        20.40 - 27.85

  MIST American Funds Growth     2013       1.00        1.15 - 2.35        22.20 - 23.68
     Allocation Sub-Account      2012       1.21        1.15 - 2.35        13.45 - 14.82
                                 2011       1.10        1.15 - 2.35      (6.95) - (5.82)
                                 2010       0.89        1.15 - 2.35        10.86 - 12.18
                                 2009         --        1.15 - 2.35        30.93 - 32.51

  MIST American Funds Growth     2013       0.44        0.95 - 2.35        11.27 - 28.11
     Sub-Account                 2012       0.33        1.30 - 2.35        14.67 - 15.89
                                 2011       0.35        1.30 - 2.35      (6.81) - (5.83)
                                 2010       0.20        1.30 - 2.35        15.57 - 16.79
                                 2009         --        1.30 - 2.35        35.67 - 37.09

  MIST American Funds            2013       1.65        1.00 - 2.35        10.88 - 12.39
     Moderate Allocation         2012       2.04        1.00 - 2.35          8.25 - 9.73
     Sub-Account                 2011       1.54        1.00 - 2.35      (2.14) - (0.81)
                                 2010       1.41        1.00 - 2.35          7.36 - 8.82
                                 2009         --        1.00 - 2.35        15.69 - 21.98

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST AQR Global Risk          2013   295,108,196     9.93 - 11.09   3,248,475,977
     Balanced Sub-Account       2012   324,843,850    10.42 - 11.61   3,753,309,463
     (Commenced 5/2/2011)       2011   179,038,392    10.54 - 10.62   1,898,124,083

  MIST BlackRock Global         2013   487,574,727    10.92 - 11.35   5,457,878,761
     Tactical Strategies        2012   471,913,542    10.13 - 10.38   4,856,824,935
     Sub-Account                2011   297,189,715      9.51 - 9.58   2,842,712,285
     (Commenced 5/2/2011)

  MIST BlackRock High Yield     2013    10,783,682    14.92 - 28.32     265,149,806
     Sub-Account                2012    11,949,833    13.83 - 26.13     276,977,302
                                2011    10,891,616    12.03 - 21.28     221,624,841
                                2010     9,034,810    11.92 - 21.07     182,367,303
                                2009     5,656,394    16.02 - 18.43     100,278,538

  MIST BlackRock Large Cap      2013     1,260,254    12.25 - 14.84      16,869,650
     Core Sub-Account           2012     1,423,242     9.34 - 11.16      14,439,147
                                2011     1,414,721      8.42 - 9.34      12,849,849
                                2010     1,044,239      8.60 - 9.47       9,613,588
                                2009       613,169      7.82 - 8.54       5,078,728

  MIST Clarion Global Real      2013    11,099,591    15.36 - 17.68     182,673,922
     Estate Sub-Account         2012    10,967,900    15.19 - 17.23     177,317,957
                                2011    11,304,866    12.34 - 13.38     147,447,056
                                2010     9,934,760    13.39 - 14.36     139,330,754
                                2009     7,999,282    11.80 - 12.53      98,120,895

  MIST ClearBridge Aggressive   2013       604,793  145.80 - 224.52     119,068,960
     Growth II Sub-Account      2012       687,043  115.55 - 176.62     106,823,115
                                2011       543,584   96.27 - 146.05      68,769,080
                                2010       397,905  106.29 - 160.04      53,356,686
                                2009       192,470   99.16 - 121.06      21,865,637

  MIST ClearBridge Aggressive   2013    36,299,683    10.84 - 13.77     451,710,565
     Growth Sub-Account         2012    33,802,849      7.55 - 9.54     292,871,764
                                2011    35,764,496      6.45 - 7.78     265,479,062
                                2010    13,863,499      6.97 - 7.63     102,505,758
                                2009    12,110,468      5.76 - 6.24      73,409,292

  MIST Goldman Sachs Mid Cap    2013     7,939,384    19.93 - 22.07     170,038,386
     Value Sub-Account          2012     8,486,283    15.38 - 16.85     139,211,779
                                2011     9,263,271    13.34 - 14.45     130,696,272
                                2010     7,332,195    14.57 - 15.63     112,015,664
                                2009     6,218,018    12.01 - 12.74      77,628,353

  MIST Harris Oakmark           2013    25,769,452    23.43 - 29.23     693,983,244
     International Sub-Account  2012    25,722,293    18.33 - 22.61     538,939,254
                                2011    28,033,038    14.49 - 17.04     461,860,538
                                2010    23,589,953    17.23 - 20.14     459,739,197
                                2009    18,176,767    15.11 - 17.52     309,481,262

  MIST Invesco Balanced-Risk    2013   800,860,953      1.04 - 1.06     843,160,697
     Allocation Sub-Account     2012   631,214,101      1.04 - 1.05     661,422,417
     (Commenced 4/30/2012)

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST AQR Global Risk          2013       2.09        0.90 - 2.35       (5.64) - (4.26)
     Balanced Sub-Account       2012       0.44        0.90 - 2.35           3.72 - 9.29
     (Commenced 5/2/2011)       2011       3.00        1.15 - 2.25           1.94 - 2.70

  MIST BlackRock Global         2013       1.36        0.90 - 2.35           7.75 - 9.32
     Tactical Strategies        2012         --        0.90 - 2.35           3.27 - 7.89
     Sub-Account                2011       1.37        1.15 - 2.25       (4.84) - (4.14)
     (Commenced 5/2/2011)

  MIST BlackRock High Yield     2013       7.02        0.90 - 2.35           6.79 - 8.35
     Sub-Account                2012       7.05        0.90 - 2.35          7.68 - 15.15
                                2011       6.52        1.20 - 2.35         (0.03) - 1.12
                                2010       5.88        1.20 - 2.35          5.99 - 14.28
                                2009       3.54        1.30 - 2.35         43.24 - 44.75

  MIST BlackRock Large Cap      2013       1.28        0.90 - 2.30         31.12 - 32.97
     Core Sub-Account           2012       1.07        0.90 - 2.30        (0.27) - 11.75
                                2011       0.92        1.55 - 2.30       (2.06) - (1.33)
                                2010       1.06        1.55 - 2.30         10.01 - 10.85
                                2009       1.34        1.55 - 2.30         16.49 - 17.35

  MIST Clarion Global Real      2013       6.85        0.90 - 2.35           1.14 - 2.62
     Estate Sub-Account         2012       2.03        0.90 - 2.35          9.18 - 24.35
                                2011       3.80        1.30 - 2.35       (7.78) - (6.80)
                                2010       7.76        1.30 - 2.35         13.41 - 14.61
                                2009       3.11        1.30 - 2.35         31.61 - 33.00

  MIST ClearBridge Aggressive   2013       0.63        1.30 - 2.35         25.80 - 27.13
     Growth II Sub-Account      2012       0.29        1.30 - 2.35         19.66 - 20.94
                                2011       1.69        1.30 - 2.35       (9.69) - (8.74)
                                2010       1.30        1.30 - 2.35           3.20 - 8.00
                                2009         --        1.55 - 2.30         39.96 - 41.01

  MIST ClearBridge Aggressive   2013       0.22        0.90 - 2.35         42.22 - 44.30
     Growth Sub-Account         2012       0.02        0.90 - 2.35          3.28 - 17.38
                                2011         --        0.95 - 2.35         (9.34) - 1.91
                                2010         --        1.30 - 2.35         20.92 - 22.20
                                2009         --        1.30 - 2.35         29.87 - 31.23

  MIST Goldman Sachs Mid Cap    2013       0.89        1.30 - 2.35         29.57 - 30.94
     Value Sub-Account          2012       0.59        1.30 - 2.35         15.36 - 16.58
                                2011       0.48        1.30 - 2.35       (8.46) - (7.50)
                                2010       0.92        1.30 - 2.35         21.35 - 22.63
                                2009       1.25        1.30 - 2.35         29.24 - 30.59

  MIST Harris Oakmark           2013       2.44        0.95 - 2.35         27.46 - 29.26
     International Sub-Account  2012       1.63        0.95 - 2.35         15.61 - 27.58
                                2011         --        1.30 - 2.35     (16.24) - (15.36)
                                2010       1.82        1.30 - 2.35         13.71 - 14.92
                                2009       7.66        1.30 - 2.35         43.46 - 53.06

  MIST Invesco Balanced-Risk    2013         --        0.90 - 2.35         (0.50) - 0.95
     Allocation Sub-Account     2012       0.55        0.90 - 2.35           3.03 - 4.04
     (Commenced 4/30/2012)

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  -------------
  MIST Invesco Comstock         2013    26,889,264    14.36 - 22.42    443,561,923
     Sub-Account                2012    26,662,653    10.86 - 16.72    329,458,802
                                2011    25,137,797     9.39 - 14.24    266,463,408
                                2010    21,172,822     9.76 - 14.59    230,561,318
                                2009    16,791,760     8.70 - 12.82    161,042,507

  MIST Invesco Mid Cap Value    2013     4,619,902    30.27 - 38.39    158,040,375
     Sub-Account                2012     5,175,603    23.78 - 29.73    138,149,492
                                2011     5,366,862    21.23 - 24.69    127,004,689
                                2010     4,351,943    22.57 - 25.97    108,323,379
                                2009     3,034,782    18.41 - 20.96     60,902,685

  MIST Invesco Small Cap        2013    13,003,134    22.53 - 27.31    319,189,345
     Growth Sub-Account         2012    13,528,657    16.44 - 19.61    240,468,780
                                2011    13,942,780    14.22 - 16.69    212,672,795
                                2010    11,943,258    14.70 - 16.99    186,610,558
                                2009    11,180,366    11.92 - 13.55    140,473,926

  MIST JPMorgan Core Bond       2013    29,439,490    10.12 - 10.75    311,869,932
     Sub-Account                2012    31,242,391    10.69 - 11.23    346,492,447
                                2011    32,528,572    10.43 - 10.84    349,346,240
                                2010    26,655,400    10.10 - 10.38    274,791,792
                                2009    14,305,838      9.74 - 9.92    141,146,685

  MIST JPMorgan Global Active   2013   649,853,969      1.13 - 1.16    746,849,717
     Allocation Sub-Account     2012   269,034,003      1.04 - 1.05    282,572,135
     (Commenced 4/30/2012)

  MIST JPMorgan Small Cap       2013     1,455,583    18.28 - 20.23     27,866,566
     Value Sub-Account          2012     1,643,159    14.04 - 15.36     24,014,976
                                2011     1,650,824    12.42 - 13.17     21,224,281
                                2010     1,677,961    14.14 - 14.87     24,426,974
                                2009     1,579,618    12.10 - 12.62     19,575,088

  MIST Loomis Sayles Global     2013    10,842,823    15.69 - 17.47    180,595,781
     Markets Sub-Account        2012    12,318,466    13.71 - 14.91    177,780,410
                                2011    13,161,956    12.01 - 12.74    165,018,207
                                2010    10,620,691    12.48 - 13.10    137,171,845
                                2009     7,198,911    10.47 - 10.88     77,383,467

  MIST Lord Abbett Bond         2013     9,341,018     9.99 - 32.33    259,294,487
     Debenture Sub-Account      2012    10,178,078     9.36 - 30.15    266,010,291
                                2011    10,848,076     8.39 - 26.88    255,107,548
                                2010    11,708,304     8.12 - 25.87    267,920,695
                                2009    11,953,991     7.27 - 23.06    245,913,998

  MIST Met/Eaton Vance          2013     7,519,969    10.76 - 11.18     83,115,837
     Floating Rate Sub-Account  2012     5,007,151    10.61 - 10.91     54,197,004
     (Commenced 5/3/2010)       2011     4,263,176    10.13 - 10.30     43,696,769
                                2010     1,600,145    10.16 - 10.23     16,334,315

  MIST Met/Franklin Low         2013    14,050,793     9.78 - 10.16    140,307,146
     Duration Total Return      2012     4,349,231     9.92 - 10.14     43,609,944
     Sub-Account                2011     2,835,514      9.70 - 9.78     27,661,832
     (Commenced 5/2/2011)

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Invesco Comstock         2013       1.07        0.90 - 2.35         32.25 - 34.18
     Sub-Account                2012       1.22        0.90 - 2.35          5.55 - 17.40
                                2011       1.09        0.95 - 2.35       (3.76) - (2.39)
                                2010       1.45        0.95 - 2.35         12.19 - 13.80
                                2009       1.11        0.95 - 2.35         23.63 - 30.57

  MIST Invesco Mid Cap Value    2013       0.74        0.90 - 2.35         27.28 - 29.14
     Sub-Account                2012       0.40        0.90 - 2.35          2.26 - 13.21
                                2011       0.51        1.30 - 2.35       (5.93) - (4.94)
                                2010       0.55        1.30 - 2.35         22.62 - 23.91
                                2009       1.74        1.30 - 2.35         23.59 - 24.90

  MIST Invesco Small Cap        2013       0.23        0.89 - 2.35         36.92 - 39.29
     Growth Sub-Account         2012         --        0.89 - 2.35         15.47 - 17.45
                                2011         --        0.89 - 2.35       (3.37) - (1.73)
                                2010         --        0.89 - 2.35         23.26 - 25.35
                                2009         --        0.89 - 2.35         30.70 - 33.03

  MIST JPMorgan Core Bond       2013       0.28        1.30 - 2.35       (5.04) - (4.05)
     Sub-Account                2012       2.57        1.30 - 2.35           2.47 - 3.55
                                2011       2.09        1.30 - 2.35           3.34 - 4.42
                                2010       1.64        1.30 - 2.35           3.63 - 4.73
                                2009         --        1.30 - 2.35          9.52 - 10.67

  MIST JPMorgan Global Active   2013       0.08        0.90 - 2.35           8.41 - 9.99
     Allocation Sub-Account     2012       0.73        0.90 - 2.35           3.02 - 4.03
     (Commenced 4/30/2012)

  MIST JPMorgan Small Cap       2013       0.69        0.90 - 2.30         30.22 - 31.71
     Value Sub-Account          2012       0.84        0.90 - 2.30          2.73 - 13.98
                                2011       1.69        1.20 - 2.30     (12.17) - (11.43)
                                2010       0.82        1.20 - 2.30         16.82 - 17.83
                                2009       0.88        1.20 - 2.30         26.15 - 27.24

  MIST Loomis Sayles Global     2013       2.41        0.95 - 2.35         14.41 - 16.02
     Markets Sub-Account        2012       2.32        1.10 - 2.35          2.75 - 15.41
                                2011       2.32        1.30 - 2.35       (3.77) - (2.75)
                                2010       2.99        1.30 - 2.35         19.18 - 20.43
                                2009       1.95        1.30 - 2.35         37.54 - 39.00

  MIST Lord Abbett Bond         2013       6.62        0.89 - 2.35           5.47 - 7.21
     Debenture Sub-Account      2012       7.20        0.89 - 2.35          5.77 - 12.18
                                2011       5.92        0.89 - 2.35           2.04 - 3.90
                                2010       6.21        0.89 - 2.35         10.34 - 12.18
                                2009       7.17        0.89 - 2.35         33.60 - 35.91

  MIST Met/Eaton Vance          2013       3.38        1.30 - 2.35           1.42 - 2.50
     Floating Rate Sub-Account  2012       3.39        1.30 - 2.35           4.83 - 5.94
     (Commenced 5/3/2010)       2011       1.99        1.30 - 2.30         (0.31) - 0.69
                                2010         --        1.30 - 2.30           1.64 - 2.31

  MIST Met/Franklin Low         2013       1.07        0.90 - 2.35         (1.19) - 0.25
     Duration Total Return      2012       1.91        0.90 - 2.20           1.17 - 3.15
     Sub-Account                2011         --        1.20 - 2.35       (2.83) - (2.08)
     (Commenced 5/2/2011)

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MIST Met/Templeton            2013      3,905,329    13.00 - 13.53      52,286,139
     International Bond         2012      4,238,395    13.19 - 13.56      57,001,253
     Sub-Account                2011      4,276,073    11.74 - 12.02      51,093,268
     (Commenced 5/4/2009)       2010      2,982,596    12.04 - 12.22      36,302,425
                                2009        775,327    10.84 - 10.90       8,438,524

  MIST MetLife Aggressive       2013     42,451,280    14.53 - 16.59     659,971,504
     Strategy Sub-Account       2012     44,655,767    11.48 - 12.93     545,044,070
                                2011     49,390,389    10.07 - 10.98     524,691,864
                                2010     45,689,702    10.94 - 11.78     522,967,837
                                2009     41,343,573     9.62 - 10.23     412,402,731

  MIST MetLife Balanced Plus    2013    547,096,627    11.51 - 11.96   6,454,726,976
     Sub-Account                2012    438,994,467    10.30 - 10.55   4,593,209,415
     (Commenced 5/2/2011)       2011    257,076,022      9.33 - 9.40   2,411,774,661

  MIST MetLife Balanced         2013    519,201,421    14.02 - 16.02   7,812,083,177
     Strategy Sub-Account       2012    550,560,779    12.02 - 13.53   7,045,806,333
                                2011    592,824,603    10.80 - 11.77   6,764,659,086
                                2010    546,381,907    11.25 - 12.12   6,437,293,439
                                2009    458,932,798    10.14 - 10.79   4,832,135,577

  MIST MetLife Defensive        2013    140,580,521    13.08 - 14.94   1,972,799,136
     Strategy Sub-Account       2012    178,585,503    12.28 - 13.82   2,332,865,728
                                2011    186,262,512    11.33 - 12.48   2,228,739,665
                                2010    167,912,074    11.40 - 12.39   2,003,850,499
                                2009    134,240,318    10.52 - 11.28   1,466,386,791

  MIST MetLife Growth           2013    434,876,747    14.54 - 16.61   6,767,059,518
     Strategy Sub-Account       2012    407,576,342    11.83 - 13.31   5,115,649,012
                                2011    446,977,194    10.46 - 11.40   4,926,470,881
                                2010    473,161,406    11.14 - 12.00   5,512,372,206
                                2009    490,302,032     9.88 - 10.51   5,026,063,304

  MIST MetLife Moderate         2013    247,107,077    13.70 - 15.64   3,631,779,008
     Strategy Sub-Account       2012    266,549,696    12.27 - 13.82   3,483,723,904
                                2011    281,377,647    11.18 - 12.19   3,324,311,655
                                2010    257,780,425    11.46 - 12.34   3,094,289,659
                                2009    201,975,022    10.44 - 11.11   2,188,428,006

  MIST MetLife Multi-Index      2013    153,950,143     1.12 - 11.26     209,957,052
     Targeted Risk Sub-Account  2012     11,094,386             1.01      11,247,979
     (Commenced 11/12/2012)

  MIST MFS Emerging Markets     2013     41,623,177    10.29 - 12.45     456,076,892
     Equity Sub-Account         2012     38,352,212    11.09 - 13.41     448,693,258
                                2011     37,004,554     9.55 - 11.54     369,675,163
                                2010     29,287,659    12.03 - 14.53     365,169,255
                                2009     18,534,256     9.96 - 12.02     189,762,080

  MIST MFS Research             2013     19,616,483    15.39 - 18.44     331,488,461
     International Sub-Account  2012     21,667,563    13.21 - 15.60     311,615,422
                                2011     22,841,018    11.58 - 13.42     285,814,827
                                2010     22,399,698    13.27 - 15.17     318,521,626
                                2009     21,694,779    12.19 - 13.75     281,155,296

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Met/Templeton            2013       2.02        1.30 - 2.15       (1.11) - (0.27)
     International Bond         2012      10.26        1.30 - 2.05         11.96 - 12.80
     Sub-Account                2011       6.86        1.30 - 2.20       (2.49) - (1.61)
     (Commenced 5/4/2009)       2010       0.51        1.30 - 2.20         11.07 - 12.08
                                2009         --        1.30 - 2.20           8.40 - 9.00

  MIST MetLife Aggressive       2013       0.75        0.90 - 2.35         26.50 - 28.35
     Strategy Sub-Account       2012       0.64        0.90 - 2.35          2.91 - 15.40
                                2011       1.10        1.15 - 2.35       (7.96) - (6.85)
                                2010       1.18        1.15 - 2.35         13.80 - 15.17
                                2009         --        1.15 - 2.35         29.56 - 31.13

  MIST MetLife Balanced Plus    2013       1.19        0.90 - 2.35         11.71 - 13.34
     Sub-Account                2012         --        0.90 - 2.35          4.67 - 11.81
     (Commenced 5/2/2011)       2011       0.27        1.15 - 2.25       (6.68) - (6.00)

  MIST MetLife Balanced         2013       2.01        0.90 - 2.35         16.65 - 18.35
     Strategy Sub-Account       2012       2.15        0.90 - 2.35          3.72 - 12.62
                                2011       1.58        1.15 - 2.35       (3.98) - (2.82)
                                2010       2.05        1.15 - 2.35         10.96 - 12.28
                                2009         --        1.15 - 2.35         25.35 - 26.87

  MIST MetLife Defensive        2013       3.03        0.90 - 2.35           6.55 - 8.10
     Strategy Sub-Account       2012       2.83        0.90 - 2.35           3.87 - 9.80
                                2011       2.22        1.00 - 2.35         (0.59) - 0.76
                                2010       3.05        1.00 - 2.35           8.32 - 9.80
                                2009       2.86        1.00 - 2.35         14.50 - 21.50

  MIST MetLife Growth           2013       1.40        0.90 - 2.35         22.99 - 24.79
     Strategy Sub-Account       2012       1.66        0.90 - 2.35          3.45 - 14.39
                                2011       1.54        1.15 - 2.35       (6.10) - (4.98)
                                2010       1.71        1.15 - 2.35         12.81 - 14.17
                                2009         --        1.15 - 2.35         27.08 - 28.61

  MIST MetLife Moderate         2013       2.38        0.90 - 2.35         11.57 - 13.20
     Strategy Sub-Account       2012       2.66        0.90 - 2.35          3.72 - 11.10
                                2011       1.83        1.15 - 2.35       (2.43) - (1.26)
                                2010       2.46        1.15 - 2.35          9.79 - 11.12
                                2009       3.18        1.15 - 2.35         23.16 - 24.65

  MIST MetLife Multi-Index      2013       0.55        1.15 - 2.25          4.04 - 11.65
     Targeted Risk Sub-Account  2012         --        1.15 - 2.00           2.56 - 2.68
     (Commenced 11/12/2012)

  MIST MFS Emerging Markets     2013       1.07        0.90 - 2.35       (7.19) - (5.83)
     Equity Sub-Account         2012       0.75        0.90 - 2.35          3.96 - 17.77
                                2011       1.39        0.95 - 2.35     (20.59) - (19.48)
                                2010       0.97        0.95 - 2.35         20.79 - 22.49
                                2009       1.45        0.95 - 2.35         65.01 - 67.34

  MIST MFS Research             2013       2.58        0.90 - 2.35         16.49 - 18.19
     International Sub-Account  2012       1.89        0.90 - 2.35          6.35 - 15.60
                                2011       1.88        0.95 - 2.35     (12.79) - (11.56)
                                2010       1.70        0.95 - 2.35          8.83 - 10.35
                                2009       3.12        0.95 - 2.35         28.50 - 30.32

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MIST Morgan Stanley Mid Cap    2013    13,099,903     2.79 - 24.94     244,579,234
     Growth Sub-Account          2012    12,225,316     2.03 - 18.06     166,100,095
                                 2011     8,735,505     1.88 - 16.63     109,412,403
                                 2010     6,606,286     2.04 - 17.98      89,015,672
                                 2009     5,166,934     9.84 - 11.09      54,290,087

  MIST Oppenheimer Global        2013     3,127,720    21.72 - 27.49      78,398,573
     Equity Sub-Account          2012       500,711    18.48 - 21.83       9,983,469
                                 2011       559,531    15.55 - 17.64       9,330,001
                                 2010       608,969    17.31 - 19.88      11,272,119
                                 2009       672,213    15.23 - 17.32      10,903,654

  MIST PIMCO Inflation           2013    57,648,505    13.13 - 15.33     821,456,089
     Protected Bond Sub-Account  2012    64,013,091    14.82 - 17.05   1,021,039,296
                                 2011    63,087,877    13.90 - 15.36     936,595,819
                                 2010    52,467,468    12.81 - 13.99     711,162,874
                                 2009    37,506,865    12.17 - 13.14     478,661,744

  MIST PIMCO Total Return        2013   118,419,838    12.03 - 19.16   1,993,786,948
     Sub-Account                 2012   128,302,689    12.42 - 19.67   2,234,370,461
                                 2011   132,311,947    11.50 - 18.11   2,140,758,433
                                 2010   111,149,390    11.27 - 17.67   1,761,602,464
                                 2009    71,654,403    10.54 - 16.44   1,055,450,302

  MIST Pioneer Fund              2013    12,432,551     2.58 - 28.13     297,755,670
     Sub-Account                 2012    11,331,680     9.91 - 21.33     220,043,655
                                 2011     9,480,402     9.11 - 19.29     168,467,083
                                 2010     5,977,317    16.24 - 20.40     112,914,666
                                 2009     3,239,380    14.30 - 17.72      53,308,711

  MIST Pioneer Strategic         2013    41,450,021     2.53 - 31.43     919,328,857
     Income Sub-Account          2012    29,638,373    13.34 - 31.23     804,777,040
                                 2011    24,444,162    12.25 - 27.99     600,261,549
                                 2010    17,115,149    12.17 - 27.26     419,601,867
                                 2009    10,957,582    11.11 - 24.54     251,000,578

  MIST Pyramis Government        2013    69,488,361    10.04 - 10.44     715,739,557
     Income Sub-Account          2012    88,599,553    10.77 - 11.03     968,887,238
     (Commenced 5/2/2011)        2011    45,618,019    10.69 - 10.77     490,473,351

  MIST Pyramis Managed           2013     7,294,047    10.69 - 10.77      78,417,229
     Risk Sub-Account
     (Commenced 4/29/2013)

  MIST Schroders Global          2013   375,261,358      1.14 - 1.17     435,205,689
     Multi-Asset Sub-Account     2012   179,641,654      1.06 - 1.07     191,885,161
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income    2013   110,435,377    13.34 - 15.03   1,578,178,677
     ETF Sub-Account             2012   118,446,237    12.09 - 13.24   1,521,502,479
                                 2011   120,297,977    10.97 - 11.83   1,390,741,062
                                 2010    85,827,962    11.20 - 11.84     995,772,752
                                 2009    29,942,630    10.20 - 10.67     314,125,011

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST Morgan Stanley Mid Cap    2013       0.60        0.89 - 2.30         35.86 - 38.07
     Growth Sub-Account          2012         --        0.89 - 2.30         (4.93) - 8.58
                                 2011       0.56        0.89 - 2.30       (9.04) - (7.49)
                                 2010       0.01        0.89 - 2.30         17.15 - 30.84
                                 2009         --        0.95 - 2.30         53.69 - 55.79

  MIST Oppenheimer Global        2013       0.35        0.90 - 2.30         24.22 - 25.97
     Equity Sub-Account          2012       1.40        0.90 - 1.95          8.80 - 19.84
                                 2011       1.79        0.95 - 1.95      (10.17) - (9.41)
                                 2010       1.34        0.95 - 1.95         13.69 - 14.83
                                 2009       2.29        0.95 - 1.95         37.10 - 38.48

  MIST PIMCO Inflation           2013       2.20        0.90 - 2.35     (11.38) - (10.09)
     Protected Bond Sub-Account  2012       3.02        0.90 - 2.35           4.22 - 7.82
                                 2011       1.62        1.20 - 2.35           8.56 - 9.82
                                 2010       2.23        1.20 - 2.35           5.26 - 6.48
                                 2009       3.18        1.20 - 2.35         15.31 - 16.64

  MIST PIMCO Total Return        2013       4.27        0.89 - 2.35       (4.19) - (2.59)
     Sub-Account                 2012       3.13        0.89 - 2.35           4.10 - 8.58
                                 2011       2.62        0.89 - 2.35         (0.31) - 2.51
                                 2010       3.20        0.89 - 2.35           5.65 - 7.45
                                 2009       6.39        0.89 - 2.35         15.29 - 17.35

  MIST Pioneer Fund              2013       3.15        0.90 - 2.30          9.33 - 31.88
     Sub-Account                 2012       1.45        0.90 - 2.30           0.85 - 9.54
                                 2011       1.11        0.95 - 2.30      (11.94) - (5.45)
                                 2010       0.78        0.95 - 2.30         13.47 - 15.12
                                 2009       1.52        0.95 - 2.30         21.07 - 27.31

  MIST Pioneer Strategic         2013       4.82        0.90 - 2.35         (0.94) - 1.21
     Income Sub-Account          2012       4.73        0.90 - 2.35          6.09 - 10.56
                                 2011       4.36        0.95 - 2.35           1.06 - 2.65
                                 2010       4.58        0.95 - 2.20          5.21 - 11.12
                                 2009       4.72        0.95 - 2.15         23.08 - 31.83

  MIST Pyramis Government        2013       1.55        0.90 - 2.35       (6.74) - (5.37)
     Income Sub-Account          2012       0.02        0.90 - 2.35           0.74 - 1.96
     (Commenced 5/2/2011)        2011       0.89        1.15 - 2.25           6.96 - 7.75

  MIST Pyramis Managed           2013       1.65        1.15 - 2.25           4.66 - 5.43
     Risk Sub-Account
     (Commenced 4/29/2013)

  MIST Schroders Global          2013       0.01        0.90 - 2.35           7.55 - 9.12
     Multi-Asset Sub-Account     2012       1.49        0.90 - 2.35           5.01 - 6.03
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income    2013       2.51        0.90 - 2.35         10.31 - 11.92
     ETF Sub-Account             2012       2.40        1.10 - 2.35          4.01 - 11.55
                                 2011       1.70        1.15 - 2.35       (1.29) - (0.09)
                                 2010       1.05        1.15 - 2.20          9.80 - 10.96
                                 2009       0.78        1.15 - 2.20         22.17 - 23.97

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ----------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                         UNITS        HIGHEST ($)      ASSETS ($)
                                     ------------  ----------------  --------------
  MIST SSgA Growth ETF         2013    35,919,224     13.27 - 14.96     509,607,858
     Sub-Account               2012    36,733,044     11.51 - 12.55     448,167,959
                               2011    37,984,453     10.24 - 11.04     409,132,829
                               2010    29,136,066     10.71 - 11.41     325,453,346
                               2009    16,443,398      9.67 - 10.11     163,291,494

  MIST T. Rowe Price Large     2013    11,320,980    38.18 - 128.69     657,944,319
     Cap Value Sub-Account     2012    12,231,249     28.88 - 96.83     536,790,380
                               2011    13,446,503     24.76 - 82.60     507,039,092
                               2010    14,212,118     26.09 - 86.60     558,423,606
                               2009    14,942,501     22.55 - 74.47     502,483,411

  MIST T. Rowe Price Mid Cap   2013    37,965,912     13.67 - 15.54     568,882,747
     Growth Sub-Account        2012    41,941,697     10.24 - 11.53     467,536,275
                               2011    44,089,511      9.22 - 10.28     439,146,325
                               2010    40,356,445      9.67 - 10.58     414,850,131
                               2009    31,597,201       7.75 - 8.40     258,174,943

  MIST Third Avenue Small Cap  2013    13,992,716     21.87 - 26.40     330,701,962
     Value Sub-Account         2012    15,859,523     16.91 - 20.06     287,540,317
                               2011    18,611,699     14.67 - 17.11     290,532,427
                               2010    18,793,984     16.49 - 18.91     327,520,477
                               2009    17,777,766     14.06 - 15.88     262,479,306

  MSF Baillie Gifford          2013    29,549,817      4.51 - 15.12     303,453,047
     International Stock       2012       219,106      3.96 - 13.35       2,585,607
     Sub-Account               2011       282,028      3.36 - 11.37       2,803,543
                               2010       318,412      4.26 - 14.47       3,979,701
                               2009       337,655      4.02 - 13.77       3,955,132

  MSF Barclays Aggregate       2013    13,536,937      1.71 - 18.22     162,571,849
     Bond Index Sub-Account    2012    10,756,748      1.78 - 18.82     151,553,766
                               2011     8,083,366      1.73 - 18.28     130,173,979
                               2010     5,646,137     14.02 - 17.15      86,674,964
                               2009     2,010,364     13.73 - 16.32      29,893,966

  MSF BlackRock Bond Income    2013     1,054,348     44.86 - 72.01      57,251,907
     Sub-Account               2012     1,045,629     46.32 - 73.22      57,888,933
                               2011       953,075     44.15 - 68.69      49,538,985
                               2010       952,834     42.45 - 65.04      47,336,145
                               2009       911,026     40.15 - 60.57      42,636,576

  MSF BlackRock Capital        2013       721,215     15.83 - 48.60      15,272,342
     Appreciation Sub-Account  2012       745,728     12.04 - 36.54      11,831,610
                               2011       814,200     10.75 - 32.23      11,348,650
                               2010       601,185     12.06 - 35.71       9,563,155
                               2009       612,808     10.28 - 30.07       8,419,085

  MSF BlackRock Large Cap      2013       225,190     16.80 - 17.73       3,792,926
     Value Sub-Account         2012       230,438     12.89 - 13.54       2,977,532
                               2011       252,494     11.44 - 11.96       2,890,664
                               2010       253,453     11.33 - 11.79       2,872,585
                               2009       264,703     10.51 - 10.89       2,783,413

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST SSgA Growth ETF         2013       2.10        0.90 - 2.35         15.33 - 17.01
     Sub-Account               2012       1.96        1.15 - 2.35          4.38 - 13.71
                               2011       1.56        1.15 - 2.35       (4.40) - (3.24)
                               2010       1.35        1.15 - 2.35         11.50 - 12.85
                               2009       0.93        1.15 - 2.20         26.29 - 28.66

  MIST T. Rowe Price Large     2013       1.58        0.89 - 2.35         30.67 - 32.90
     Cap Value Sub-Account     2012       1.50        0.89 - 2.35          6.92 - 17.22
                               2011       0.70        0.89 - 2.35       (6.24) - (4.62)
                               2010       1.11        0.89 - 2.35         14.30 - 16.29
                               2009       2.30        0.89 - 2.35         15.64 - 17.62

  MIST T. Rowe Price Mid Cap   2013       0.21        1.30 - 2.35         33.41 - 34.82
     Growth Sub-Account        2012         --        1.30 - 2.35         11.03 - 12.21
                               2011         --        1.30 - 2.35       (3.93) - (2.92)
                               2010         --        1.30 - 2.35         24.72 - 26.05
                               2009         --        1.30 - 2.35         42.11 - 43.59

  MIST Third Avenue Small Cap  2013       0.99        0.89 - 2.35         29.37 - 31.64
     Value Sub-Account         2012         --        0.89 - 2.35         15.23 - 17.22
                               2011       1.10        0.89 - 2.35      (11.09) - (9.50)
                               2010       1.17        0.89 - 2.35         17.11 - 19.08
                               2009       1.15        0.89 - 2.35         23.51 - 25.70

  MSF Baillie Gifford          2013       0.02        1.30 - 2.25          9.68 - 13.94
     International Stock       2012       1.14        1.40 - 1.90         17.11 - 17.85
     Sub-Account               2011       1.60        1.40 - 1.90     (21.63) - (20.99)
                               2010       1.41        1.40 - 1.90           4.85 - 5.74
                               2009       0.42        1.40 - 1.90         19.59 - 20.44

  MSF Barclays Aggregate       2013       3.23        0.89 - 2.25       (4.74) - (3.19)
     Bond Index Sub-Account    2012       3.45        0.89 - 2.25           1.27 - 2.98
                               2011       3.22        0.89 - 2.25           4.77 - 6.56
                               2010       2.64        0.89 - 2.25           3.30 - 5.11
                               2009       3.64        0.89 - 2.15           2.27 - 4.24

  MSF BlackRock Bond Income    2013       3.83        0.89 - 2.30       (3.17) - (1.65)
     Sub-Account               2012       2.54        0.89 - 2.30           3.74 - 6.59
                               2011       3.84        0.89 - 2.30           4.00 - 5.62
                               2010       3.77        0.89 - 2.30           5.72 - 7.38
                               2009       6.49        0.89 - 2.30           6.81 - 8.50

  MSF BlackRock Capital        2013       0.79        0.89 - 2.30         31.17 - 33.03
     Appreciation Sub-Account  2012       0.32        0.89 - 2.30        (0.88) - 13.35
                               2011       0.17        0.89 - 2.30      (11.01) - (9.75)
                               2010       0.22        0.89 - 2.30         17.10 - 18.76
                               2009       0.15        0.89 - 2.30         28.77 - 35.57

  MSF BlackRock Large Cap      2013       1.38        0.89 - 1.35         30.28 - 30.88
     Value Sub-Account         2012       1.61        0.89 - 1.35         12.74 - 13.27
                               2011       1.16        0.89 - 1.35           0.97 - 1.44
                               2010       1.09        0.89 - 1.35           7.75 - 8.26
                               2009       1.58        0.89 - 1.35          9.73 - 10.22

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  -------------
  MSF BlackRock Money Market      2013    44,329,198     2.36 - 25.88    461,342,890
     Sub-Account                  2012    53,484,009     9.33 - 25.53    569,109,901
                                  2011    59,067,302     9.55 - 25.84    633,625,012
                                  2010    51,015,018     9.77 - 26.15    553,885,805
                                  2009    54,211,009     9.99 - 26.46    576,532,284

  MSF Davis Venture Value         2013    36,209,587    16.00 - 52.55    658,561,438
     Sub-Account                  2012    41,401,029    12.26 - 39.65    572,327,325
                                  2011    48,368,185    11.12 - 35.45    599,153,697
                                  2010    46,415,423    11.87 - 37.27    606,785,200
                                  2009    41,123,511    10.86 - 33.58    487,864,492

  MSF Frontier Mid Cap            2013     4,767,721    16.33 - 18.08     83,651,163
     Growth Sub-Account
     (Commenced 4/29/2013)

  MSF Jennison Growth             2013    32,574,197     3.93 - 19.82    585,624,219
     Sub-Account                  2012    35,125,323     2.91 - 14.55    468,764,846
                                  2011    20,877,221     2.55 - 12.29    248,172,110
                                  2010    20,230,170     2.57 - 12.42    243,817,657
                                  2009    17,375,446     2.33 - 11.31    190,651,501

  MSF Loomis Sayles Small Cap     2013       283,327    46.30 - 57.49     14,610,773
     Core Sub-Account             2012       330,015    33.68 - 41.36     12,332,225
                                  2011       310,374    30.16 - 36.63     10,317,247
                                  2010       214,307    30.76 - 36.95      7,224,075
                                  2009        73,444    25.33 - 29.40      1,990,671

  MSF Loomis Sayles Small Cap     2013        12,506    17.15 - 18.50        226,802
     Growth Sub-Account           2012         3,306    11.73 - 12.58         40,927
     (Commenced 4/30/2012)

  MSF Met/Artisan Mid Cap         2013    13,125,790    19.41 - 55.03    285,771,010
     Value Sub-Account            2012    13,419,571    14.54 - 40.57    217,257,576
                                  2011    14,599,235    13.33 - 36.59    215,514,020
                                  2010    15,163,945    12.80 - 34.58    213,857,206
                                  2009    15,659,935    11.41 - 30.33    195,923,686

  MSF Met/Dimensional             2013     3,208,551    19.88 - 21.38     66,162,419
     International Small Company  2012     3,203,412    15.91 - 16.90     52,618,293
     Sub-Account                  2011     3,336,605    13.82 - 14.29     47,225,164
                                  2010     2,082,274    16.89 - 17.28     35,750,236
                                  2009     1,225,665    14.11 - 14.28     17,436,960

  MSF MetLife Conservative        2013       557,035    12.93 - 13.63      7,497,408
     Allocation Sub-Account       2012       735,694    12.67 - 13.27      9,655,026
                                  2011       850,770    11.86 - 12.35     10,395,348
                                  2010       830,223    11.74 - 12.15      9,998,191
                                  2009       967,744    10.85 - 11.21     10,771,428

  MSF MetLife Conservative to     2013       550,896    13.60 - 14.27      7,732,376
     Moderate Allocation          2012       588,986    12.52 - 13.07      7,576,787
     Sub-Account                  2011       608,383    11.48 - 11.91      7,143,945
                                  2010       782,775    11.60 - 11.97      9,257,856
                                  2009       836,071    10.62 - 10.90      9,016,185

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF BlackRock Money Market      2013         --        0.90 - 2.35       (2.32) - (0.37)
     Sub-Account                  2012         --        0.95 - 2.35       (2.34) - (0.74)
                                  2011         --        0.95 - 2.35       (2.32) - (0.94)
                                  2010         --        0.95 - 2.35       (2.32) - (0.64)
                                  2009       0.25        1.00 - 2.35       (2.07) - (0.48)

  MSF Davis Venture Value         2013       1.27        0.89 - 2.35         30.43 - 32.52
     Sub-Account                  2012       0.72        0.89 - 2.35          1.16 - 11.86
                                  2011       1.01        0.89 - 2.35      (11.86) - (4.88)
                                  2010       0.87        0.89 - 2.35          9.22 - 11.01
                                  2009       1.37        0.89 - 2.35         28.77 - 30.82

  MSF Frontier Mid Cap            2013         --        1.30 - 2.35         19.21 - 20.07
     Growth Sub-Account
     (Commenced 4/29/2013)

  MSF Jennison Growth             2013       0.20        0.90 - 2.35         33.56 - 35.51
     Sub-Account                  2012       0.01        0.95 - 2.35        (4.12) - 14.17
                                  2011       0.06        1.30 - 2.35       (2.11) - (0.86)
                                  2010       0.38        1.30 - 2.35          8.74 - 10.07
                                  2009         --        1.30 - 2.35         36.32 - 38.02

  MSF Loomis Sayles Small Cap     2013       0.23        1.20 - 2.30         37.49 - 39.01
     Core Sub-Account             2012         --        1.20 - 2.30         11.66 - 12.90
                                  2011         --        1.20 - 2.30       (1.94) - (0.86)
                                  2010         --        1.20 - 2.30         24.32 - 25.69
                                  2009         --        1.20 - 2.15         27.16 - 28.38

  MSF Loomis Sayles Small Cap     2013         --        0.90 - 1.50         46.17 - 47.05
     Growth Sub-Account           2012         --        0.90 - 1.50       (1.28) - (0.88)
     (Commenced 4/30/2012)

  MSF Met/Artisan Mid Cap         2013       0.77        0.89 - 2.35         33.34 - 35.64
     Value Sub-Account            2012       0.80        0.89 - 2.35          8.98 - 10.87
                                  2011       0.79        0.89 - 2.35           4.02 - 5.81
                                  2010       0.59        0.89 - 2.35         12.09 - 14.02
                                  2009       0.84        0.89 - 2.35         37.92 - 40.31

  MSF Met/Dimensional             2013       1.72        0.90 - 2.30         24.70 - 26.46
     International Small Company  2012       2.19        0.90 - 2.35          3.91 - 16.37
     Sub-Account                  2011       1.94        1.30 - 2.35     (18.19) - (17.33)
                                  2010       1.30        1.30 - 2.35         19.74 - 21.01
                                  2009         --        1.30 - 2.35         39.40 - 40.87

  MSF MetLife Conservative        2013       3.04        1.55 - 2.15           2.07 - 2.68
     Allocation Sub-Account       2012       3.27        1.55 - 2.15           6.85 - 7.49
                                  2011       2.37        1.55 - 2.15           1.06 - 1.66
                                  2010       4.06        1.55 - 2.15           7.71 - 8.36
                                  2009       3.20        1.55 - 2.25         17.85 - 18.68

  MSF MetLife Conservative to     2013       2.53        1.55 - 2.10           8.62 - 9.22
     Moderate Allocation          2012       2.95        1.55 - 2.10           9.13 - 9.74
     Sub-Account                  2011       2.14        1.55 - 2.10       (1.04) - (0.50)
                                  2010       3.38        1.55 - 2.10           9.21 - 9.81
                                  2009       3.07        1.55 - 2.10         21.11 - 21.78

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                 AS OF DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                   ---------------------------------------------  --------------------------------------------------
                                                    UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                     LOWEST TO          NET          INCOME          LOWEST TO          LOWEST TO
                                       UNITS        HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                   ------------  ---------------  --------------  -------------  ----------------  -----------------
  MSF MetLife Mid Cap Stock  2013     5,501,359     2.64 - 28.20     125,884,078       1.00        0.89 - 2.35         29.67 - 31.97
     Index Sub-Account       2012     4,914,049     2.01 - 21.37      88,989,701       0.82        0.89 - 2.35         14.53 - 16.55
                             2011     4,708,991     1.73 - 18.33      77,805,929       0.70        0.89 - 2.35       (4.50) - (2.76)
                             2010     3,443,301    15.77 - 18.85      59,472,935       0.76        0.89 - 2.20         23.19 - 25.17
                             2009     1,692,693    12.86 - 15.06      23,983,061       1.55        0.89 - 2.15         28.41 - 35.78

  MSF MetLife Moderate       2013     3,073,122    13.90 - 14.77      44,655,421       2.00        1.55 - 2.25         15.36 - 16.17
     Allocation Sub-Account  2012     3,326,548    12.05 - 12.71      41,689,448       2.39        1.55 - 2.25         10.71 - 11.49
                             2011     3,930,913    10.88 - 11.40      44,282,730       1.52        1.55 - 2.25       (3.55) - (2.89)
                             2010     4,192,524    11.28 - 11.74      48,715,861       2.53        1.55 - 2.25         10.65 - 11.44
                             2009     4,293,013    10.20 - 10.54      44,856,785       2.96        1.55 - 2.25         23.72 - 24.58

  MSF MetLife Moderate to    2013     3,927,901    14.05 - 14.80      57,260,787       1.46        1.55 - 2.15         21.67 - 22.40
     Aggressive Allocation   2012     4,335,356    11.55 - 12.09      51,720,857       1.91        1.55 - 2.15         12.92 - 13.60
     Sub-Account             2011     4,632,179    10.23 - 10.65      48,721,974       1.43        1.55 - 2.15       (5.81) - (5.25)
                             2010     5,194,016    10.86 - 11.24      57,766,976       2.14        1.55 - 2.15         12.25 - 12.94
                             2009     5,328,120      9.67 - 9.95      52,562,753       2.53        1.55 - 2.15         26.35 - 27.11

  MSF MetLife Stock Index    2013    28,624,388     6.28 - 69.33     561,274,487       1.68        0.89 - 2.90         28.14 - 30.85
     Sub-Account             2012    29,109,224     4.82 - 52.98     446,759,028       1.55        0.89 - 2.90         12.30 - 14.73
                             2011    25,347,914     4.22 - 46.18     355,993,780       1.55        0.89 - 2.90         (1.15) - 0.94
                             2010    23,801,960    11.03 - 45.76     343,187,076       1.63        0.89 - 2.90         11.41 - 13.81
                             2009    21,150,594     9.85 - 40.20     281,243,641       2.10        0.89 - 2.90         23.01 - 26.75

  MSF MFS Total Return       2013       814,124    46.24 - 71.07      46,044,412       2.31        0.89 - 2.30         16.06 - 17.94
     Sub-Account             2012       730,405    41.41 - 60.26      35,344,618       2.78        0.89 - 2.15          2.75 - 10.59
                             2011       826,212    38.00 - 54.49      36,390,818       2.68        0.89 - 2.15           0.04 - 1.51
                             2010       929,202    37.99 - 53.68      40,676,709       2.91        0.89 - 2.15           7.53 - 9.10
                             2009     1,006,138    35.33 - 49.20      40,772,224       4.14        0.89 - 2.15         15.84 - 17.55

  MSF MFS Value Sub-Account  2013    12,139,878    12.05 - 23.85     260,473,964       0.55        0.89 - 2.35         17.10 - 34.53
                             2012     3,025,966    14.12 - 17.78      48,275,261       1.94        0.89 - 2.30          3.00 - 15.61
                             2011     3,145,406    12.27 - 14.81      43,754,913       1.57        0.89 - 2.30       (1.43) - (0.04)
                             2010     3,234,649    12.33 - 14.90      45,430,281       1.32        0.89 - 2.30          8.89 - 10.44
                             2009     2,664,361    11.22 - 13.56      33,984,060         --        0.89 - 2.30         18.08 - 19.75

  MSF MSCI EAFE Index        2013     8,809,646     1.61 - 17.40     112,197,169       2.89        0.89 - 2.25         18.74 - 20.78
     Sub-Account             2012     7,172,234     1.34 - 14.41      81,404,548       2.89        0.89 - 2.15         15.42 - 17.27
                             2011     6,390,970     1.15 - 12.29      69,159,210       2.23        0.89 - 2.15     (14.50) - (13.28)
                             2010     4,636,491    11.54 - 14.17      58,834,689       2.24        0.89 - 2.15           5.47 - 7.24
                             2009     2,230,107    10.94 - 13.21      27,098,496       3.30        0.89 - 2.15         26.95 - 35.25

  MSF Neuberger Berman       2013     8,020,175    18.58 - 27.70     172,247,460       0.10        0.89 - 2.35         24.94 - 37.30
     Genesis Sub-Account     2012       626,194    16.44 - 20.18      11,798,908       0.34        0.89 - 2.30           7.25 - 9.05
                             2011       647,811    15.96 - 18.50      11,266,993       0.73        0.89 - 1.95         (7.38) - 4.87
                             2010       578,563    16.81 - 17.64       9,730,049       0.51        0.89 - 1.35         19.95 - 20.50
                             2009       605,787    14.02 - 14.64       8,493,213       1.10        0.89 - 1.35         11.63 - 12.15

  MSF Russell 2000 Index     2013     5,835,501     2.74 - 29.98     141,070,458       1.29        0.89 - 2.35         34.91 - 37.33
     Sub-Account             2012     5,078,788     2.01 - 21.83      91,750,975       0.88        0.89 - 2.35         13.24 - 15.31
                             2011     3,926,223     1.75 - 18.93      64,081,468       0.84        0.89 - 2.35       (6.46) - (4.95)
                             2010     2,703,578     7.11 - 19.92      46,792,763       0.77        0.89 - 2.35         23.61 - 25.79
                             2009     1,108,328     5.68 - 15.83      15,337,009       1.65        0.89 - 2.20         24.25 - 26.62

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                         ---------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------
  MSF T. Rowe Price Large          2013    14,688,080     8.03 - 53.41     151,930,071
     Growth Sub-Account            2012        39,346    35.99 - 39.07       1,501,612
                                   2011        44,809    30.91 - 33.42       1,465,621
                                   2010        40,496    31.93 - 34.38       1,365,647
                                   2009        39,614    27.87 - 29.90       1,161,818

  MSF T. Rowe Price Small Cap      2013       356,919    25.98 - 35.74      10,522,813
     Growth Sub-Account            2012       380,162    18.41 - 24.95       7,808,995
                                   2011       417,381    16.23 - 21.67       7,500,142
                                   2010       465,332    16.01 - 21.48       8,285,648
                                   2009       481,022    12.16 - 16.06       6,406,764

  MSF Van Eck Global Natural       2013     6,278,667    16.43 - 17.17     106,449,499
     Resources Sub-Account         2012     7,200,491    15.15 - 15.70     111,896,983
     (Commenced 5/4/2009)          2011     6,910,683    15.07 - 15.51     106,332,935
                                   2010     3,967,225    18.49 - 18.86      74,371,723
                                   2009     1,195,095    14.65 - 14.80      17,635,926

  MSF Western Asset                2013    16,417,493    14.93 - 19.52     291,870,388
     Management U.S. Government    2012    17,244,875    15.42 - 19.89     313,310,285
     Sub-Account                   2011    16,038,241    15.32 - 19.49     285,529,978
                                   2010    12,558,586    14.90 - 18.69     214,907,918
                                   2009     8,573,371    14.46 - 17.89     140,925,866

  Neuberger Berman Genesis         2013           474            23.21          10,991
     Sub-Account                   2012           474            17.11           8,101
                                   2011           474            15.72           7,443
                                   2010           571            15.16           8,663
                                   2009           697            12.60           8,785

  Oppenheimer VA Core Bond         2013         1,493             5.79           8,646
     Sub-Account                   2012         1,541             5.88           9,058
                                   2011         1,878             5.41          10,150
                                   2010         1,952             5.06           9,885
                                   2009        12,533             4.61          57,756

  Oppenheimer VA Global            2013           443            10.15           4,492
     Strategic Income Sub-Account  2012           443            10.30           4,562
                                   2011           443             9.20           4,075
                                   2010           443             9.25           4,097
                                   2009         1,786             8.16          14,575

  Oppenheimer VA Main Street       2013        14,316             7.27         104,039
     Sub-Account                   2012        14,959             5.59          83,663
                                   2011        22,109             4.85         107,300
                                   2010        24,227             4.92         119,249
                                   2009        28,105             4.30         120,826

  Oppenheimer VA Main Street       2013     4,655,290    16.15 - 27.82     123,045,407
     Small Cap Sub-Account         2012     5,041,901    11.62 - 19.97      96,092,155
                                   2011     4,964,464     9.98 - 17.13      81,494,321
                                   2010     4,127,208    10.35 - 17.72      70,331,777
                                   2009     3,126,840     8.51 - 14.54      43,881,910

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  MSF T. Rowe Price Large          2013         --        0.89 - 2.35         26.10 - 37.93
     Growth Sub-Account            2012         --        1.50 - 1.90         16.43 - 16.90
                                   2011         --        1.50 - 1.90       (3.19) - (2.80)
                                   2010       0.07        1.50 - 1.90         14.55 - 15.01
                                   2009       0.32        1.50 - 1.90         40.35 - 40.91

  MSF T. Rowe Price Small Cap      2013       0.22        0.89 - 2.15         41.11 - 43.27
     Growth Sub-Account            2012         --        0.89 - 2.15         13.43 - 15.14
                                   2011         --        0.89 - 2.15         (0.70) - 0.87
                                   2010         --        0.89 - 2.30         31.60 - 33.71
                                   2009       0.12        0.89 - 2.30         35.49 - 37.73

  MSF Van Eck Global Natural       2013       0.66        1.30 - 2.15           8.40 - 9.32
     Resources Sub-Account         2012         --        1.30 - 2.15           0.38 - 1.25
     (Commenced 5/4/2009)          2011       1.10        1.30 - 2.20     (18.49) - (17.75)
                                   2010       0.25        1.30 - 2.20         26.22 - 27.36
                                   2009         --        1.30 - 2.20         35.00 - 35.82

  MSF Western Asset                2013       1.95        0.95 - 2.35       (3.21) - (1.84)
     Management U.S. Government    2012       1.85        0.95 - 2.35           0.64 - 2.07
     Sub-Account                   2011       1.20        0.95 - 2.35           2.83 - 4.28
                                   2010       2.24        0.95 - 2.35           3.04 - 4.50
                                   2009       4.06        0.95 - 2.35           1.67 - 3.10

  Neuberger Berman Genesis         2013       0.32               0.89                 35.68
     Sub-Account                   2012       0.21               0.89                  8.84
                                   2011       0.84               0.89                  3.67
                                   2010         --               0.89                 20.30
                                   2009         --               0.89                 25.13

  Oppenheimer VA Core Bond         2013       5.14               1.40                (1.49)
     Sub-Account                   2012       4.67               1.40                  8.75
                                   2011       5.76               1.40                  6.77
                                   2010       4.81               1.40                  9.87
                                   2009         --               1.40                  8.09

  Oppenheimer VA Global            2013       4.99               1.40                (1.52)
     Strategic Income Sub-Account  2012       5.95               1.40                 11.95
                                   2011       3.19               1.40                (0.55)
                                   2010      16.19               1.40                 13.38
                                   2009       0.53               1.40                 17.17

  Oppenheimer VA Main Street       2013       1.10               1.40                 29.94
     Sub-Account                   2012       0.86               1.40                 15.24
                                   2011       1.27               1.40                (1.40)
                                   2010       1.11               1.40                 14.49
                                   2009       1.94               1.40                 26.52

  Oppenheimer VA Main Street       2013       0.70        0.95 - 1.75         38.19 - 39.29
     Small Cap Sub-Account         2012       0.33        0.95 - 1.75         15.62 - 16.55
                                   2011       0.36        0.95 - 1.75       (4.07) - (3.30)
                                   2010       0.37        0.95 - 1.75         20.92 - 21.90
                                   2009       0.52        0.95 - 1.75         34.52 - 35.58

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  Oppenheimer VA Money         2013           723             5.53           4,000
     Sub-Account               2012        20,150             5.61         112,965
                               2011        20,177             5.69         114,709
                               2010        20,177             5.76         116,310
                               2009        20,177             5.84         117,917

  Pioneer VCT Disciplined      2013       170,657    11.41 - 12.04       2,003,137
     Value Sub-Account         2012       229,721      9.05 - 9.48       2,136,823
                               2011       238,409      8.34 - 8.68       2,036,161
                               2010       243,744      8.83 - 9.11       2,192,843
                               2009       223,412      8.19 - 8.44       1,867,892

  Pioneer VCT Emerging         2013        46,688    14.71 - 16.31         721,583
     Markets Sub-Account       2012        49,333    15.34 - 16.87         791,020
                               2011        48,427    14.01 - 15.29         705,700
                               2010        62,764    18.70 - 20.26       1,212,537
                               2009        60,035    16.18 - 17.74       1,020,914

  Pioneer VCT Equity Income    2013        22,692    27.19 - 30.29         637,874
     Sub-Account               2012        24,722    21.52 - 23.79         548,970
                               2011        17,862    19.96 - 21.90         371,272
                               2010        18,868    19.24 - 20.95         375,754
                               2009        20,833    16.12 - 17.79         354,460

  Pioneer VCT Ibbotson Growth  2013     1,114,977    18.19 - 19.45      20,842,468
     Allocation Sub-Account    2012     1,199,751    15.56 - 16.51      19,107,227
                               2011     1,225,572    14.18 - 14.93      17,736,364
                               2010     1,275,136    14.95 - 15.62      19,386,421
                               2009     1,257,274    13.28 - 13.78      16,934,322

  Pioneer VCT Ibbotson         2013     1,660,240    17.16 - 18.76      30,201,063
     Moderation Allocation     2012     1,789,015    15.09 - 16.33      28,441,628
     Sub-Account               2011     1,795,010    13.82 - 14.81      25,968,930
                               2010     1,833,743    14.43 - 15.31      27,517,066
                               2009     1,818,031    12.95 - 13.60      24,317,338

  Pioneer VCT Mid Cap Value    2013     1,719,853    37.64 - 45.45      71,900,042
     Sub-Account               2012     1,769,793    28.91 - 34.56      56,444,927
                               2011     1,688,831    26.60 - 31.48      49,145,077
                               2010     1,493,349    28.81 - 33.76      46,621,818
                               2009     1,309,529    24.92 - 28.91      35,037,503

  Pioneer VCT Real Estate      2013        11,399    21.20 - 23.46         252,653
     Shares Sub-Account        2012        10,700    21.29 - 23.38         237,514
                               2011        12,968    18.70 - 20.38         251,847
                               2010        12,983    17.38 - 18.80         234,208
                               2009        16,034    13.78 - 14.80         228,918

  T. Rowe Price Growth Stock   2013        62,571           133.27       8,339,192
     Sub-Account               2012        66,302            96.60       6,404,585
                               2011        73,401            81.96       6,015,937
                               2010        85,875            83.50       7,170,858
                               2009        97,059            72.05       6,993,261

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  Oppenheimer VA Money         2013       0.01               1.40                (1.38)
     Sub-Account               2012       0.01               1.40                (1.39)
                               2011       0.01               1.40                (1.37)
                               2010       0.03               1.40                (1.37)
                               2009       0.35               1.40                (1.07)

  Pioneer VCT Disciplined      2013       1.59        1.20 - 1.95         26.11 - 27.06
     Value Sub-Account         2012       0.98        1.20 - 1.95           8.45 - 9.27
                               2011       0.72        1.20 - 1.95       (5.53) - (4.82)
                               2010       0.58        1.20 - 1.95           7.15 - 7.96
                               2009       0.70        1.20 - 2.15         13.26 - 14.34

  Pioneer VCT Emerging         2013       0.92        1.20 - 1.95       (4.08) - (3.36)
     Markets Sub-Account       2012       0.21        1.20 - 1.95          9.49 - 10.32
                               2011         --        1.20 - 1.95     (25.09) - (24.53)
                               2010       0.32        1.20 - 1.95         13.38 - 14.23
                               2009       0.63        1.20 - 2.15         70.32 - 71.96

  Pioneer VCT Equity Income    2013       2.29        1.20 - 1.95         26.35 - 27.30
     Sub-Account               2012       3.87        1.20 - 1.95           7.83 - 8.65
                               2011       2.00        1.20 - 1.95           3.73 - 4.51
                               2010       2.07        1.20 - 1.95         16.93 - 17.81
                               2009       3.38        1.20 - 2.15         11.47 - 12.53

  Pioneer VCT Ibbotson Growth  2013       1.76        1.20 - 1.95         16.95 - 17.83
     Allocation Sub-Account    2012       1.76        1.20 - 1.95          9.72 - 10.55
                               2011       1.94        1.20 - 1.95       (5.14) - (4.42)
                               2010       1.88        1.20 - 1.95         12.55 - 13.39
                               2009       2.87        1.20 - 1.95         30.11 - 31.09

  Pioneer VCT Ibbotson         2013       2.31        1.20 - 2.20         13.71 - 14.85
     Moderation Allocation     2012       2.47        1.20 - 2.20          9.14 - 10.25
     Sub-Account               2011       2.49        1.20 - 2.20       (4.21) - (3.25)
                               2010       2.53        1.20 - 2.20         11.44 - 12.56
                               2009       3.10        1.20 - 2.20         28.59 - 29.89

  Pioneer VCT Mid Cap Value    2013       0.74        0.95 - 1.95         30.19 - 31.50
     Sub-Account               2012       0.84        0.95 - 1.95           8.67 - 9.77
                               2011       0.64        0.95 - 1.95       (7.66) - (6.73)
                               2010       0.87        0.95 - 1.95         15.62 - 16.78
                               2009       1.29        0.95 - 1.95         22.85 - 24.08

  Pioneer VCT Real Estate      2013       2.16        1.20 - 1.95         (0.42) - 0.33
     Shares Sub-Account        2012       2.11        1.20 - 1.95         13.84 - 14.70
                               2011       2.24        1.20 - 1.95           7.64 - 8.45
                               2010       2.42        1.20 - 1.95         26.06 - 27.01
                               2009       4.81        1.20 - 1.95         29.02 - 29.98

  T. Rowe Price Growth Stock   2013       0.04               0.89                 37.97
     Sub-Account               2012       0.18               0.89                 17.86
                               2011       0.02               0.89                (1.85)
                               2010       0.06               0.89                 15.89
                               2009       0.21               0.89                 41.98

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
            OF METLIFE INVESTORS USA INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  T. Rowe Price International  2013        41,360            15.85         655,401
     Stock Sub-Account         2012        45,736            13.99         639,881
                               2011        59,337            11.89         705,529
                               2010        68,117            13.68         932,126
                               2009        72,797            12.06         877,970

  T. Rowe Price Prime Reserve  2013        31,743            17.59         558,449
     Sub-Account               2012        40,746            17.75         723,146
                               2011        54,384            17.91         973,756
                               2010        70,013            18.06       1,264,618
                               2009        76,856            18.22       1,400,475

  UIF U.S. Real Estate         2013     2,531,191    27.80 - 60.27     100,974,977
     Sub-Account               2012     2,343,331    27.76 - 59.62      90,757,950
                               2011     2,367,197    24.43 - 51.96      76,564,905
                               2010     2,327,750    23.50 - 49.52      68,963,648
                               2009     2,542,094    18.43 - 38.47      56,466,102

                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  T. Rowe Price International  2013       0.97               0.89                13.26
     Stock Sub-Account         2012       1.21               0.89                17.66
                               2011       1.20               0.89              (13.11)
                               2010       1.13               0.89                13.46
                               2009       2.49               0.89                50.86

  T. Rowe Price Prime Reserve  2013       0.01               0.89               (0.87)
     Sub-Account               2012       0.01               0.89               (0.88)
                               2011       0.01               0.89               (0.87)
                               2010       0.01               0.89               (0.87)
                               2009       0.22               0.89               (0.70)

  UIF U.S. Real Estate         2013       1.09        0.95 - 1.90          0.13 - 1.09
     Sub-Account               2012       0.85        0.95 - 1.90        13.65 - 14.74
                               2011       0.85        0.95 - 1.90          3.93 - 4.92
                               2010       2.15        0.95 - 1.90        27.52 - 28.73
                               2009       3.31        0.95 - 1.90        25.93 - 27.14

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

 2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

                         MetLife Insurance Company USA
      Unaudited Pro Forma Interim Condensed Combined Financial Statements

On November 14, 2014, MetLife, Inc. completed the mergers of three wholly-owned U.S.-based life insurance companies and a wholly-owned, former offshore, reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies that merged were MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company ("MLI-USA"), a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, and MetLife Investors Insurance Company ("MLIIC"), each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsured guarantees associated with variable annuity products. As of the date of the Mergers, MetLife Insurance Company of Connecticut, a directly owned subsidiary of MetLife, Inc., was renamed MetLife Insurance Company USA ("MetLife USA") and re-domiciled to Delaware.

In connection with the Mergers, Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also, effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with an affiliate all existing New York insurance policies and annuity contracts that include a separate account feature. In July 2014, MetLife Insurance Company of Connecticut and MLI-USA sold to certain affiliates $430 million in affiliated loans, which are included in other invested assets. In August 2014, MetLife Insurance Company of Connecticut redeemed and retired 4,595,317 shares of MetLife Insurance Company of Connecticut's common stock owned by MetLife Investors Group, LLC ("MLIG") for $1.4 billion. As a result, all of the outstanding shares of common stock of MetLife Insurance Company of Connecticut were directly held by MetLife, Inc. Following the redemption, in August 2014, MLIG paid a dividend of $1.4 billion to MetLife, Inc., and MetLife Insurance Company of Connecticut received a capital contribution from MetLife, Inc. of $231 million. MetLife USA does not expect to pay any dividends to MetLife, Inc. in 2014. In October and November 2014, certain risks formerly reinsured by Exeter were re-directed to affiliates through various forms of transactions.

The unaudited pro forma condensed combined financial statements and accompanying notes present the impact of the Mergers as a transaction among entities under common control which is more fully described in the notes to the unaudited pro forma condensed combined financial statements. Transactions among entities under common control are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The unaudited pro forma condensed combined financial statements include historical unaudited amounts as of September 30, 2014 and for the nine months ended September 30, 2014 and audited amounts for the years ended December 31, 2013, 2012 and 2011, for MetLife Insurance Company of Connecticut and its subsidiaries, including MLI-USA (collectively "MICC"), MLIIC and Exeter. The unaudited pro forma condensed combined financial statements give effect to the Mergers as if they had occurred (i) on September 30, 2014 for purposes of the unaudited pro forma condensed combined balance sheet and (ii) on January 1, 2011 for purposes of the unaudited pro forma condensed combined statements of operations for the nine months ended September 30, 2014 and for the years ended December 31, 2013, 2012 and 2011. The historical financial information has been adjusted in the unaudited pro forma condensed combined financial statements to give effect to pro forma events that are directly attributable to the Mergers, factually supportable, and are expected to have a continuing impact on the combined results. It is likely that the actual adjustments reflected in the final accounting, that will consider additional available information, will differ from the pro forma adjustments and it is possible the differences may be material.

The unaudited pro forma condensed combined financial statements, filed as
Exhibit 99.5 to the Current Report on Form 8-K, should be read in conjunction with the accompanying notes. In addition, the unaudited proforma condensed combined financial statements were derived from and should be read in conjunction with:

    . The unaudited interim condensed consolidated financial statements of MICC included in MetLife Insurance Company of Connecticut's quarterly report on Form 10-Q for the nine months ended September 30, 2014;

    . The audited historical consolidated financial statements of MICC included in MetLife Insurance Company of Connecticut's Annual Report on Form 10-K for the year ended December 31, 2013, as revised by MetLife Insurance Company of Connecticut's Current Report on Form 8-K filed on October 28, 2014;

    . The unaudited interim condensed balance sheet of MLIIC as of September 30, 2014, the audited historical balance sheet as of December 31, 2013 and the related interim condensed consolidated statements of operations and comprehensive income (loss), stockholder's equity and cash flows for the nine months ended September 30, 2014 together with the notes thereto, as included as Exhibit 99.1 to the Current Report on Form 8-K;

    . The audited historical balance sheets of MLIIC as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income
       (loss), stockholder's equity and cash flows for each of the three years in the period ended December 31, 2013 together with the notes thereto, as included as Exhibit 99.2 to the Current Report on Form 8-K;

    . The unaudited interim condensed balance sheet of Exeter as of September 30, 2014, the audited historical balance sheet as of December 31, 2013 and the related interim condensed statements of operations and comprehensive income (loss), stockholder's equity and cash flows for the nine months ended September 30, 2014, together with the notes thereto, as included as Exhibit 99.3 to the Current Report on Form 8-K; and

    . The audited historical balance sheets of Exeter as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income
       (loss), stockholder's equity and cash flows for each of the three years in the period ended December 31, 2013 together with the notes thereto, as restated on October 27, 2014 and as revised on November 7, 2014, as included as Exhibit 99.4 to the Current Report on Form 8-K.

The unaudited pro forma condensed combined financial statements are presented for informational purposes only and are not intended to reflect the results of operations or the financial position of the combined company that would have resulted had the Mergers been effective as of and during the periods presented or the results that may be obtained by the combined company in the future. The unaudited pro forma condensed combined financial statements as of and for the periods presented do not reflect future events that are not directly attributable to the Mergers and that may occur after the Mergers, including, but not limited to, expense efficiencies or revenue enhancements arising from the Mergers or management actions. Future results may vary significantly from the results reflected in the unaudited pro forma condensed combined financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Unaudited Pro Forma Interim Condensed Combined Balance Sheet
                              September 30, 2014

                     (In millions, except per share data)

                                               Historical
                                     ------------------------------
                                               MetLife    Exeter
                                              Investors Reassurance
                                              Insurance   Company   Reinsurance    Other                        Pro Forma
                                       MICC    Company     Ltd.     Adjustments Adjustments       Notes         Combined
                                     -------- --------- ----------- ----------- ----------- ------------------- ---------
Assets
Investments:
 Fixed maturity securities
   available-for-sale, at
   estimated fair value............. $ 43,890  $ 2,542  $    1,304   $  (481)    $     --          3(b)         $ 47,255
 Equity securities
   available-for-sale, at
   estimated fair value.............      416       45          --         --          --                            461
 Mortgage loans, net; at estimated
   fair value.......................    5,778      260          --         --          --                          6,038
 Policy loans.......................    1,178       27          --         --          --                          1,205
 Real estate and real estate joint
   ventures.........................      838       --          --         --          --                            838
 Other limited partnership
   interests........................    2,220       38          --         --          --                          2,258
 Short-term investments,
   principally at estimated fair
   value............................    1,508       70       3,009         --          --                          4,587
 Derivative assets..................       --       --       3,208         --     (3,208)          4(a)               --
 Funds withheld at interest.........       --       --       2,821         --     (2,821)          4(a)               --
 Other invested assets,
   principally at estimated fair
   value............................    1,926        4          --    (2,834)       5,529   3(a),(b),4(a),5(a)     4,625
                                     --------  -------  ----------   --------    --------                       --------
   Total investments................   57,754    2,986      10,342    (3,315)       (500)                         67,267
Cash and cash equivalents,
 principally at estimated fair
 value..............................      608       28         570      (966)          --          3(b)              240
Accrued investment income...........      441       21          84         --         (6)          5(a)              540
Premiums, reinsurance and other
 receivables........................   23,196    1,983         480    (4,688)          --        3(a),(b)         20,971
Deferred policy acquisition costs
 and value of business acquired.....    4,034      190         148        667          --        3(a),(b)          5,039
Current income tax recoverable......      416       --         301         --         (1)          4(b)              716
Deferred income tax recoverable.....       --       --       1,711         --     (1,711)          4(b)               --
Goodwill............................      381       --          --         --          33          4(c)              414
Other assets........................      740      101          --         75        (33)       3(a),4(c)            883
Separate account assets.............   97,239   11,435          --         --          --                        108,674
                                     --------  -------  ----------   --------    --------                       --------
   Total assets..................... $184,809  $16,744  $   13,636   $(8,227)    $(2,218)                       $204,744
                                     ========  =======  ==========   ========    ========                       ========
Liabilities and Stockholders'
 Equity
Liabilities
Future policy benefits.............. $ 25,806  $   546  $    2,843   $(1,757)    $     12     3(a),(b),4(d)     $ 27,450
Policyholder account balances.......   31,745    2,696       4,263    (3,715)          --        3(a),(b)         34,989
Other policy-related balances.......    3,184       96       2,189    (2,030)           4     3(a),(b),4(d)        3,443
Policyholder dividends payable......       --       --          16         --        (16)          4(d)               --
Payables for collateral under
 securities loaned and other
 transactions.......................    7,169      299          --         --         553          4(e)            8,021
Long-term debt......................      961       --         575         --       (500)          5(a)            1,036
Current income tax payable..........       --        1          --         --         (1)          4(b)               --
Deferred income tax liability.......    2,068      234          --        273     (1,711)       3(a),4(b)            864
Derivative liabilities..............       --       --       2,364         --     (2,364)          4(f)               --
Other liabilities...................                                                          3(a),(b),4(e),
                                        7,353       85         856    (1,504)       1,805        (f),5(a)          8,595
Separate account liabilities........   97,239   11,435          --         --          --                        108,674
                                     --------  -------  ----------   --------    --------                       --------
   Total liabilities................  175,525   15,392      13,106    (8,733)     (2,218)                        193,072
                                     --------  -------  ----------   --------    --------                       --------
Stockholders' Equity
Preferred stock.....................       --       --          --         --          --                             --
Common stock, par value $2.50 per
 share..............................       75        6          --         --         (6)          5(d)               75
Additional paid-in capital..........    6,073      637       4,135         --           6          5(d)           10,851
Retained earnings (accumulated
 deficit)...........................    1,143      666     (3,696)        506          --          3(a)          (1,381)
Accumulated other comprehensive
 income (loss)......................    1,993       43          91         --          --                          2,127
                                     --------  -------  ----------   --------    --------                       --------
   Total stockholders' equity.......    9,284    1,352         530        506          --                         11,672
                                     --------  -------  ----------   --------    --------                       --------
   Total liabilities and
    stockholders' equity............ $184,809  $16,744  $   13,636   $(8,227)    $(2,218)                       $204,744
                                     ========  =======  ==========   ========    ========                       ========

  See accompanying notes to unaudited pro forma condensed combined financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

    Unaudited Pro Forma Interim Condensed Combined Statement of Operations
                 For the Nine Months Ended September 30, 2014

                                 (In millions)

                                             Historical
                                  ---------------------------------
                                              MetLife
                                             Investors    Exeter
                                             Insurance Reassurance  Reinsurance    Other                       Pro Forma
                                     MICC     Company  Company Ltd. Adjustments Adjustments       Notes        Combined
                                  ---------- --------- ------------ ----------- ----------- ------------------ ----------
Revenues
Premiums......................... $      828 $     15   $       36  $       (3)  $      --        3(a)         $      876
Universal life and
 investment-type product policy
 fees............................      1,827      157          489        (253)         --      3(a),(b)            2,220
Net investment income............      1,932       81           25         (10)        (9)      3(b),5(a)           2,019
Fees on ceded reinsurance and
 other...........................         --       58           --          --        (58)        4(g)                 --
Other revenues...................        323       --           15         (25)         58    3(a),(b),4(g)           371
Net investment gains (losses):
 Other-than-temporary
   impairments on fixed
   maturity securities...........        (5)       --           --          --          --                            (5)
 Other-than-temporary
   impairments on fixed
   maturity securities
   transferred to other
   comprehensive income (loss)...        (6)       --           --          --          --                            (6)
 Other net investment gains
   (losses)......................      (508)        4         (41)          39          --        3(b)              (506)
                                  ---------- --------   ----------  ----------   ---------                     ----------
   Total net investment gains
    (losses).....................      (519)        4         (41)          39          --                          (517)
Net derivative gains (losses)....        725      175        (914)         118          --        3(b)                104
                                  ---------- --------   ----------  ----------   ---------                     ----------
    Total revenues...............      5,116      490        (390)       (134)         (9)                          5,073
                                  ---------- --------   ----------  ----------   ---------                     ----------
Expenses
Policyholder benefits and claims.      1,631       55          414        (97)          18    3(a),(b),4(h)         2,021
Interest credited to
 policyholder account balances...        716       78           14        (14)          --        3(b)                794
Policyholder dividends...........         --       --           18          --        (18)        4(h)                 --
Other expenses...................      2,035      128           52       (225)        (34)  3(a),(b),5(a),(c)       1,956
                                  ---------- --------   ----------  ----------   ---------                     ----------
    Total expenses...............      4,382      261          498       (336)        (34)                          4,771
                                  ---------- --------   ----------  ----------   ---------                     ----------
Income (loss) from continuing
 operations before provision
 for income tax..................        734      229        (888)         202          25                            302
Provision for income tax
 expense (benefit)...............        183       67        (311)          71           9      3(d),5(e)              19
                                  ---------- --------   ----------  ----------   ---------                     ----------
Income from continuing
 operations, net of income tax... $      551 $    162   $    (577)  $      131   $      16                     $      283
                                  ========== ========   ==========  ==========   =========                     ==========

  See accompanying notes to unaudited pro forma condensed combined financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

        Unaudited Pro Forma Condensed Combined Statement of Operations
                      For the Year End December 31, 2013

                                 (In millions)

                                                    Historical
                                       ------------------------------------
                                                     MetLife
                                                    Investors     Exeter
                                                    Insurance  Reassurance   Reinsurance    Other                   Pro Forma
                                           MICC      Company   Company Ltd.  Adjustments Adjustments     Notes      Combined
                                       ------------ ---------- ------------  ----------- ----------- -------------- ----------
Revenues
Premiums.............................. $        606 $       29  $       59    $    (5)    $      --      3(a)       $      689
Universal life and investment- type
 product policy fees..................        2,336        202         587       (177)           --    3(a),(b)          2,948
Net investment income.................        2,852        114          35        (16)          (2)    3(b),5(a)         2,983
Fees on ceded reinsurance and other...           --         90          --          --         (90)      4(g)               --
Other revenues........................          592         --           2        (74)           90  3(a),(b),4(g)         610
Net investment gains (losses):
 Other-than-temporary impairments on
   fixed maturity securities..........          (9)         --          --          --           --                        (9)
 Other-than-temporary impairments on
   fixed maturity securities
   transferred to other
   comprehensive income (loss)........         (11)         --          --          --           --                       (11)
 Other net investment gains (losses)..          102          1        (57)          59         (45)    3(b),5(b)            60
                                       ------------ ----------  ----------    --------    ---------                 ----------
   Total net investment gains
    (losses)..........................           82          1        (57)          59         (45)                         40
Net derivative gains (losses).........      (1,052)      (442)       1,935         375           --      3(b)              816
                                       ------------ ----------  ----------    --------    ---------                 ----------
    Total revenues....................        5,416        (6)       2,561         162         (47)                      8,086
                                       ------------ ----------  ----------    --------    ---------                 ----------
Expenses
Policyholder benefits and claims......        1,707         48       1,380        (44)           27  3(a),(b),4(h)       3,118
Interest credited to policyholder
 account balances.....................        1,037        113          17        (17)           --      3(b)            1,150
Policyholder dividends................           --         --          27          --         (27)      4(h)               --
Goodwill impairment...................           66         --          --          --           --                         66
Other expenses........................        1,659       (11)         101         215          (2)  3(a)-(c),5(a)       1,962
                                       ------------ ----------  ----------    --------    ---------                 ----------
    Total expenses....................        4,469        150       1,525         154          (2)                      6,296
                                       ------------ ----------  ----------    --------    ---------                 ----------
Income (loss) from continuing
 operations before provision for
 income tax...........................          947      (156)       1,036           8         (45)                      1,790
Provision for income tax expense
 (benefit)............................          227       (67)         364           3         (16)    3(d),5(e)           511
                                       ------------ ----------  ----------    --------    ---------                 ----------
Income from continuing operations,
 net of income tax.................... $        720 $     (89)  $      672    $      5    $    (29)                 $    1,279
                                       ============ ==========  ==========    ========    =========                 ==========

  See accompanying notes to unaudited pro forma condensed combined financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

        Unaudited Pro Forma Condensed Combined Statement of Operations
                      For the Year End December 31, 2012

                                 (In millions)

                                             Historical
                                  ---------------------------------
                                              MetLife
                                             Investors    Exeter
                                             Insurance Reassurance  Reinsurance     Other                   Pro Forma
                                     MICC     Company  Company Ltd. Adjustments  Adjustments     Notes      Combined
                                  ---------- --------- ------------ ------------ ----------- -------------- ----------
Revenues
Premiums......................... $    1,261 $     11  $        950 $      (888)  $      --    3(a),(b)     $    1,334
Universal life and
 investment-type product policy
 fees............................      2,261      198           548        (183)         --    3(a),(b)          2,824
Net investment income............      2,952      113            21          (2)       (26)    3(b),5(a)         3,058
Fees on ceded reinsurance and
 other...........................         --       93            --           --       (93)      4(g)               --
Other revenues...................        511       --            23         (24)         93    3(b),4(g)           603
Net investment gains (losses):
 Other-than-temporary
   impairments on fixed
   maturity securities...........       (52)      (2)            --           --         --                       (54)
 Other-than-temporary
   impairments on fixed
   maturity securities
   transferred to other
   comprehensive income (loss)...          3       --            --           --         --                          3
 Other net investment gains
   (losses)......................        201      (2)            42         (37)         --      3(b)              204
                                  ---------- --------  ------------ ------------  ---------                 ----------
   Total net investment gains
    (losses).....................        152      (4)            42         (37)         --                        153
Net derivative gains (losses)....      1,003      329       (3,677)        1,432         --      3(b)            (913)
                                  ---------- --------  ------------ ------------  ---------                 ----------
    Total revenues...............      8,140      740       (2,093)          298       (26)                      7,059
                                  ---------- --------  ------------ ------------  ---------                 ----------
Expenses
Policyholder benefits and claims.      2,389      100         1,812      (1,001)         30  3(a),(b),4(h)       3,330
Interest credited to
 policyholder account balances...      1,147      118            17         (17)         --      3(b)            1,265
Policyholder dividends...........         --       --            30           --       (30)      4(h)               --
Goodwill impairment..............        394       --            --           --         --                        394
Other expenses...................      2,720      229           206        (709)       (26)  3(a)-(c),5(a)       2,420
                                  ---------- --------  ------------ ------------  ---------                 ----------
    Total expenses...............      6,650      447         2,065      (1,727)       (26)                      7,409
                                  ---------- --------  ------------ ------------  ---------                 ----------
Income (loss) from continuing
 operations before provision
 for income tax..................      1,490      293       (4,158)        2,025         --                      (350)
Provision for income tax
 expense (benefit)...............        372       94       (1,455)          709         --    3(d),5(e)         (280)
                                  ---------- --------  ------------ ------------  ---------                 ----------
Income (loss) from continuing
 operations, net of income tax... $    1,118 $    199  $    (2,703) $      1,316  $      --                 $     (70)
                                  ========== ========  ============ ============  =========                 ==========

  See accompanying notes to unaudited pro forma condensed combined financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

        Unaudited Pro Forma Condensed Combined Statement of Operations
                      For the Year End December 31, 2011

                                 (In millions)

                                          Historical
                               ---------------------------------
                                           MetLife
                                          Investors    Exeter
                                          Insurance Reassurance  Reinsurance    Other                   Pro Forma
                                  MICC     Company  Company Ltd. Adjustments Adjustments     Notes      Combined
                               ---------- --------- ------------ ----------- ----------- -------------- ----------
Revenues
Premiums...................... $    1,828 $      7    $     72   $      (9)   $      --      3(a)       $    1,898
Universal life and
 investment-type product
 policy fees..................      1,956      204         433        (136)          --    3(a),(b)          2,457
Net investment income.........      3,074      114          17            3         (9)    3(b),5(a)         3,199
Fees on ceded reinsurance
 and other....................         --      104          --           --       (104)      4(g)               --
Other revenues................        508       --          44         (55)         104  3(a),(b),4(g)         601
Net investment gains
 (losses):
 Other-than-temporary
   impairments on fixed
   maturity securities........       (42)       --          --           --          --                       (42)
 Other-than-temporary
   impairments on fixed
   maturity securities
   transferred to other
   comprehensive income
   (loss).....................        (5)       --          --           --          --                        (5)
 Other net investment gains
   (losses)...................         82      (5)         (1)           --          --                         76
                               ---------- --------    --------   ----------   ---------                 ----------
   Total net investment
    gains (losses)............         35      (5)         (1)           --          --                         29
Net derivative gains (losses).      1,096      326         230        (787)          --      3(b)              865
                               ---------- --------    --------   ----------   ---------                 ----------
    Total revenues............      8,497      750         795        (984)         (9)                      9,049
                               ---------- --------    --------   ----------   ---------                 ----------
Expenses
Policyholder benefits and
 claims.......................      2,660       59         309         (88)          31  3(a),(b),4(h)       2,971
Interest credited to
 policyholder account
 balances.....................      1,189      127          16         (16)          --      3(b)            1,316
Policyholder dividends........         --       --          31           --        (31)      4(h)               --
Other expenses................      2,981      259         170        (101)         (9)  3(a)-(c),5(a)       3,300
                               ---------- --------    --------   ----------   ---------                 ----------
    Total expenses............      6,830      445         526        (205)         (9)                      7,587
                               ---------- --------    --------   ----------   ---------                 ----------
Income (loss) from
 continuing operations
 before provision for income
 tax..........................      1,667      305         269        (779)          --                      1,462
Provision for income tax
 expense (benefit)............        493       90          94        (272)          --    3(d),5(e)           405
                               ---------- --------    --------   ----------   ---------                 ----------
Income (loss) from
 continuing operations, net
 of income tax................ $    1,174 $    215    $    175   $    (507)   $      --                 $    1,057
                               ========== ========    ========   ==========   =========                 ==========

  See accompanying notes to unaudited pro forma condensed combined financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Notes to the Unaudited Pro Forma
                Interim Condensed Combined Financial Statements

1. Description of Transaction

  On November 14, 2014, MetLife, Inc. completed the mergers of three wholly-owned U.S.-based life insurance companies and a wholly-owned, former offshore, reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies that merged were MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company ("MLI-USA"), a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, and MetLife Investors Insurance Company ("MLIIC"), each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsured guarantees associated with variable annuity products. As of the date of the Mergers, MetLife Insurance Company of Connecticut, a directly owned subsidiary of MetLife, Inc., was renamed MetLife Insurance Company USA ("MetLife USA") and re-domiciled to Delaware.

  In connection with the Mergers, Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also, effective
January 1, 2014, MetLife Insurance Company of Connecticut reinsured with an affiliate all existing New York insurance policies and annuity contracts that include a separate account feature. In July 2014, MetLife Insurance Company of Connecticut and MLI-USA sold to certain affiliates $430 million in affiliated loans, which are included in other invested assets. In August 2014, MetLife Insurance Company of Connecticut redeemed and retired 4,595,317 shares of MetLife Insurance Company of Connecticut's common stock owned by MetLife Investors Group, LLC ("MLIG") for $1.4 billion. As a result, all of the outstanding shares of common stock of MetLife Insurance Company of Connecticut were directly held by MetLife, Inc. Following the redemption, in August 2014, MLIG paid a dividend of $1.4 billion to MetLife, Inc., and MetLife Insurance Company of Connecticut received a capital contribution from MetLife, Inc. of $231 million. MetLife USA does not expect to pay any dividends to MetLife, Inc. in 2014. In October and November 2014, certain risks formerly reinsured by Exeter were re-directed to affiliates through various forms of transactions.

2. Basis of Presentation

  The Mergers represent a transaction among entities under common control. Transactions among entities under common control are accounted for as if the transaction occurred at the beginning of the earliest date presented and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method. The unaudited pro forma condensed combined financial statements include historical amounts derived from the unaudited amounts as of September 30, 2014 and for the nine months ended September 30, 2014 and the audited financial statements for the years ended December 31, 2013, 2012 and 2011, for MetLife Insurance Company of Connecticut and its subsidiaries, including MLI-USA (collectively "MICC"), MLIIC and Exeter. The unaudited pro forma condensed combined financial statements give effect to the Mergers as if they had occurred (i) on September 30, 2014 for purposes of the unaudited pro forma condensed combined balance sheet and (ii) on January 1, 2011 for purposes of the unaudited pro forma condensed combined statements of operations for the nine months ended September 30, 2014 and for the years ended December 31, 2013, 2012 and 2011.

  The unaudited pro forma condensed combined financial statements were prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and presented in accordance with the requirements of
Article 11 of Regulation S-X published by the U.S. Securities and Exchange

Commission. In accordance with Article 11 of Regulation S-X, discontinued operations have been excluded from the presentation of the unaudited pro forma condensed combined statements of operations.

  The historical financial information has been adjusted in the unaudited pro forma condensed combined financial statements to give effect to pro forma events that are directly attributable to the Mergers, factually supportable, and are expected to have a continuing impact on the combined results. The unaudited pro forma condensed combined financial statements exclude the effects of adjustments that rely on highly judgmental estimates including how historical management practices and operating decisions may or may not have changed as a result of the Mergers.

  The unaudited pro forma condensed combined financial statements are presented for informational purposes only and are not intended to reflect the results of operations or the financial position of the combined company that would have resulted had the Mergers been effective during the periods presented or the results that may be obtained by the combined company in the future.

These unaudited pro forma condensed combined financial statements should be read in conjunction with:

    . The unaudited interim condensed consolidated financial statements of MICC included in MetLife Insurance Company of Connecticut's quarterly report on Form 10-Q for the nine months ended September 30, 2014;

    . The audited historical consolidated financial statements of MICC included in MetLife Insurance Company of Connecticut's Annual Report on Form 10-K for the year ended December 31, 2013, as revised by MetLife Insurance Company of Connecticut's Current Report on Form 8-K filed on October 28, 2014;

    . The unaudited interim condensed balance sheet of MLIIC as of September 30, 2014, the audited historical balance sheet as of December 31, 2013 and the related interim condensed consolidated statements of operations and comprehensive income (loss), stockholder's equity and cash flows for the nine months ended September 30, 2014 together with the notes thereto, as included as Exhibit 99.1 to the Current Report on Form 8-K;

    . The audited historical balance sheets of MLIIC as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income
       (loss), stockholder's equity and cash flows for each of the three years in the period ended December 31, 2013 together with the notes thereto, as included as Exhibit 99.2 to the Current Report on Form 8-K;

    . The unaudited interim condensed balance sheet of Exeter as of September 30, 2014, the audited historical balance sheet as of December 31, 2013 and the related interim condensed statements of operations and comprehensive income (loss), stockholder's equity and cash flows for the nine months ended September 30, 2014, together with the notes thereto, as included as Exhibit 99.3 to the Current Report on Form 8-K; and

    . The audited historical balance sheets of Exeter as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income
       (loss), stockholder's equity and cash flows for each of the three years in the period ended December 31, 2013 together with the notes thereto, as restated on October 27, 2014 and as revised on November 7, 2014, as included as Exhibit 99.4 to the Current Report on Form 8-K.

  In connection with the Mergers, adjustments have been included for new reinsurance agreements, for the recapture of certain reinsurance agreements and to eliminate non-recurring bank fees. The total of the reinsurance adjustments at September 30, 2014 resulted in changes to total assets of ($8,227) million, total liabilities of ($8,733) million, and total stockholders' equity of $506 million and for the nine months ended September 30, 2014 and for the years ended December 31, 2013, 2012 and 2011 resulted in changes to total revenues of ($134) million, $162 million, $298 million and ($984) million, respectively, and to total expenses of ($336) million, $154 million, ($1,727) million, and ($205) million, respectively.

    (a)Adjustment to eliminate reinsurance transactions among the merging companies. The adjustments at September 30, 2014 include: changes of ($5,158) million to total assets, ($5,664) million to total liabilities and $506 million to retained earnings. The adjustments for the nine months ended September 30, 2014 and for the years ended December 31, 2013, 2012 and 2011 include: reductions to total revenue of $10 million, $73 million, $0 and $12 million, respectively, and changes to total expenses of ($206) million, $208 million, ($690) million and ($61) million, respectively.

    (b)Adjustment to reflect reinsurance transactions to re-direct to one or more affiliates certain risks that were reinsured by Exeter. The adjustments at September 30, 2014 include: reductions of $3,069 million to total assets and $3,069 million to total liabilities. The adjustments for the nine months ended September 30, 2014 and for the years ended December 31, 2013, 2012 and 2011 include: changes to total revenue of ($124) million, $235 million, $298 million and ($972) million, respectively, and reductions to total expenses of $130 million, $37 million, $1,018 million and $119 million, respectively.

    (c)Adjustment to eliminate from other expenses non-recurring credit facility usage fees for letters of credit, which were held to collateralize assumed liabilities and which were canceled when Exeter re-domesticated to Delaware of $17 million, $19 million and $25 million, for the years ended December 31, 2013, 2012 and 2011, respectively.

    (d)Adjustment for the income tax impact for all reinsurance adjustments at the federal statutory tax rate of 35%.

4. Reclassification Adjustments

Reclassification adjustments, included in other adjustments, are reflected herein to conform the presentation of Exeter's and MLIIC's financial statements to the presentation of MICC's financial statements.

    (a)Adjustment to reclassify derivative assets of $3,208 million and funds withheld at interest of $2,821 million to other invested assets.

    (b)Adjustment to net deferred income tax recoverable of $1,711 million with deferred income tax liability and net current income tax payable of $1 million with current income tax recoverable.

    (c)Adjustment to reclassify goodwill of $33 million from other assets to goodwill.

    (d)Adjustment to reclassify policyholder dividends payable of $12 million and $4 million to future policy benefits and other policy-related balances, respectively.

    (e)Adjustment to reclassify cash collateral on deposit of $553 million from other liabilities to payables for collateral under securities loaned and other transactions

    (f)Adjustment to reclassify derivative liabilities of $2,364 million to other liabilities.

    (g)Adjustment to reclassify fees on ceded reinsurance and other of $58 million, $90 million, $93 million and $104 million to other revenues for the nine months ended September 30, 2014 and for the years ended December 31, 2013, 2012 and 2011, respectively.

    (h)Adjustment to reclassify policyholder dividends of $18 million, $27 million, $30 million and $31 million to policyholder benefits and claims for the nine months ended September 30, 2014 and for the years ended December 31, 2013, 2012 and 2011, respectively.

5.  Other Adjustments

  The following other pro forma adjustments have been recorded in the unaudited pro forma condensed combined financial statements.

    (a)Adjustments to eliminate related party debt transactions among the merging entities. The adjustments at September 30, 2014 include: reductions of $6 million to accrued investment income and other liabilities and reductions of $500 million to other invested assets and long-term debt. The adjustments for the nine months ended September 30, 2014 and for the years ended December 31, 2013, 2012 and 2011 include: reductions of $9 million, $2 million, $26 million and $9 million, respectively, to net investment income and other expenses.

    (b)Adjustment to eliminate related party investment gains of $45 million for the year ended December 31, 2013. The non-recurring gains were recorded in connection with establishing a custodial account when MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York.

    (c)Adjustment to eliminate non-recurring expenses recorded in connection with completing the Mergers of $25 million for the nine months ended September 30, 2014.

    (d)Adjustment to reclassify common stock of $6 million at September 30, 2014 to additional paid in capital for a pooling accounting adjustment.

    (e)Adjustment for the income tax impact for all other adjustments at the federal statutory tax rate of 35%.

6.  Forward Looking Statements

  These unaudited pro forma condensed combined financial statements may be deemed to be forward looking statements within the meaning of the safe harbor provisions of the United States Private Securities Litigation Reform Act of 1995. Forward looking statements are identified by words such as "anticipate," "estimate," "expect," "project," "intend," "plan," "believe" and other words and terms of similar meaning, or are tied to future periods, in connection with a discussion of future operating or financial performance. Such statements may include, but are not limited to statements about the benefits of the Mergers, including future financial and operating results, the combined company's plans, objectives, expectations and intentions and other statements that are not historical facts. These forward looking statements are based largely on management's expectations and are subject to a number of risks and uncertainties. Actual results could differ materially from these forward looking statements.

  In May 2014, a subsidiary of MetLife Insurance Company of Connecticut completed the sale of its wholly-owned subsidiary, MetLife Assurance Limited ("MAL"). These unaudited pro forma condensed combined statements of operations for the years ended December 31, 2013, 2012 and 2011 have not been adjusted for the impact of the MAL disposition as the transaction does not meet the significant subsidiary conditions of Article 11 of Regulation S-X and is not directly attributable to the Mergers.

                               Table of Contents

                                                                                                   Page
                                                                                                   ----
Part I -- Financial Information
Item 1. Financial Statements (at September 30, 2014 (Unaudited) and December 31, 2013 and for the
  Three Months and Nine Months Ended September 30, 2014 and 2013 (Unaudited)).....................   2
 Interim Condensed Consolidated Balance Sheets....................................................   2
 Interim Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)..........   3
 Interim Condensed Consolidated Statements of Stockholder's Equity................................   4
 Interim Condensed Consolidated Statements of Cash Flows..........................................   5
 Notes to the Interim Condensed Consolidated Financial Statements:................................   6
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies.....   6
     Note 2 -- Segment Information................................................................   9
     Note 3 -- Disposition........................................................................  15
     Note 4 -- Insurance..........................................................................  16
     Note 5 -- Investments........................................................................  18
     Note 6 -- Derivatives........................................................................  35
     Note 7 -- Fair Value.........................................................................  51
     Note 8 -- Goodwill...........................................................................  80
     Note 9 -- Equity.............................................................................  80
     Note 10 -- Other Expenses....................................................................  84
     Note 11 -- Contingencies, Commitments and Guarantees.........................................  84
     Note 12 -- Related Party Transactions........................................................  87

Part I -- Financial Information

Item 1. Financial Statements

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 Interim Condensed Consolidated Balance Sheets
             September 30, 2014 (Unaudited) and December 31, 2013

                (In millions, except share and per share data)

                                                                                          September 30, 2014 December 31, 2013
                                                                                          ------------------ -----------------
Assets
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized
   cost: $40,624 and $43,477, respectively)..............................................        $    43,890       $    45,252
  Equity securities available-for-sale, at estimated fair value (cost: $353 and $397,
   respectively).........................................................................                416               418
  Mortgage loans (net of valuation allowances of $25 and $34, respectively;
   includes $313 and $1,598, respectively, at estimated fair value, relating to
   variable interest entities)...........................................................              5,778             7,718
  Policy loans...........................................................................              1,178             1,219
  Real estate and real estate joint ventures (includes $3 and $0, respectively, of real
   estate held-for-sale).................................................................                838               754
  Other limited partnership interests....................................................              2,220             2,130
  Short-term investments, principally at estimated fair value............................              1,508             2,107
  Other invested assets, principally at estimated fair value.............................              1,926             2,555
                                                                                          ------------------ -----------------
    Total investments....................................................................             57,754            62,153
Cash and cash equivalents, principally at estimated fair value...........................                608               746
Accrued investment income (includes $2 and $9, respectively, relating to variable
 interest entities)......................................................................                441               542
Premiums, reinsurance and other receivables..............................................             23,196            20,609
Deferred policy acquisition costs and value of business acquired.........................              4,034             4,730
Current income tax recoverable...........................................................                416               192
Goodwill.................................................................................                381               493
Other assets.............................................................................                740               794
Separate account assets..................................................................             97,239            97,780
                                                                                          ------------------ -----------------
    Total assets.........................................................................        $   184,809       $   188,039
                                                                                          ================== =================
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits...................................................................        $    25,806       $    27,991
Policyholder account balances............................................................             31,745            33,453
Other policy-related balances............................................................              3,184             3,164
Payables for collateral under securities loaned and other transactions...................              7,169             6,451
Long-term debt (includes $172 and $1,461, respectively, at estimated fair value,
 relating to variable interest entities).................................................                961             2,251
Deferred income tax liability............................................................              2,068             1,385
Other liabilities (includes $0 and $7, respectively, relating to variable interest
 entities)...............................................................................              7,353             6,776
Separate account liabilities.............................................................             97,239            97,780
                                                                                          ------------------ -----------------
    Total liabilities....................................................................            175,525           179,251
                                                                                          ------------------ -----------------
Contingencies, Commitments and Guarantees (Note 11)
Stockholder's Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized;
 30,000,000 and 34,595,317 shares issued and outstanding at September 30, 2014
 and December 31, 2013, respectively.....................................................                 75                86
Additional paid-in capital...............................................................              6,073             6,737
Retained earnings........................................................................              1,143             1,076
Accumulated other comprehensive income (loss)............................................              1,993               889
                                                                                          ------------------ -----------------
    Total stockholder's equity...........................................................              9,284             8,788
                                                                                          ------------------ -----------------
    Total liabilities and stockholder's equity...........................................        $   184,809       $   188,039
                                                                                          ================== =================

    See accompanying notes to the interim condensed consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

   Interim Condensed Consolidated Statements of Operations and Comprehensive
                                 Income (Loss)
    For the Three Months and Nine Months Ended September 30, 2014 and 2013
                                  (Unaudited)

                                 (In millions)

                                                         Three Months   Nine Months
                                                             Ended         Ended
                                                         September 30, September 30,
                                                         ------------- -------------
                                                          2014   2013   2014   2013
                                                         ------ ------ ------ ------
Revenues
Premiums................................................ $  364 $  155 $  828 $  420
Universal life and investment-type product policy fees..    634    624  1,827  1,744
Net investment income...................................    633    678  1,932  2,132
Other revenues..........................................     79    152    323    447
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity
   securities...........................................    (1)    (4)    (5)    (9)
 Other-than-temporary impairments on fixed maturity
   securities transferred to other comprehensive income
   (loss)...............................................    (5)    (5)    (6)   (11)
 Other net investment gains (losses)....................     52   (42)  (508)     51
                                                         ------ ------ ------ ------
   Total net investment gains (losses)..................     46   (51)  (519)     31
 Net derivative gains (losses)..........................    359  (199)    725  (581)
                                                         ------ ------ ------ ------
     Total revenues.....................................  2,115  1,359  5,116  4,193
                                                         ------ ------ ------ ------
Expenses
Policyholder benefits and claims........................    655    465  1,631  1,238
Interest credited to policyholder account balances......    241    256    716    779
Goodwill impairment.....................................     --     66     --     66
Other expenses..........................................    685    434  2,035  1,210
                                                         ------ ------ ------ ------
     Total expenses.....................................  1,581  1,221  4,382  3,293
                                                         ------ ------ ------ ------
Income (loss) before provision for income tax...........    534    138    734    900
Provision for income tax expense (benefit)..............    133     30    183    266
                                                         ------ ------ ------ ------
Net income (loss)....................................... $  401 $  108 $  551 $  634
                                                         ====== ====== ====== ======
Comprehensive income (loss)............................. $  543 $   71 $1,655 $(531)
                                                         ====== ====== ====== ======

    See accompanying notes to the interim condensed consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Interim Condensed Consolidated Statements of Stockholder's Equity For the Nine Months Ended September 30, 2014 and 2013 (Unaudited)

                                 (In millions)

                                                           Accumulated Other Comprehensive Income (Loss)
                                                           ---------------------------------------------
                                                              Net
                                                           Unrealized                       Foreign
                                       Additional          Investment     Other-Than-      Currency          Total
                                Common  Paid-in   Retained   Gains         Temporary      Translation    Stockholder's
                                Stock   Capital   Earnings  (Losses)      Impairments     Adjustments       Equity
                                ------ ---------- -------- ----------     -----------     -----------    -------------
Balance at December 31, 2013...  $  86     $6,737   $1,076   $    938           $(26)           $(23)         $  8,788
Redemption of common stock.....   (11)      (895)    (484)                                                     (1,390)
Capital contribution...........               231                                                                  231
Net income (loss)..............                        551                                                         551
Other comprehensive income
  (loss), net of income tax....                                 1,070               7              27            1,104
                                ------ ---------- -------- ----------     -----------     -----------    -------------
Balance at September 30, 2014..  $  75     $6,073   $1,143   $  2,008           $(19)           $   4         $  9,284
                                ====== ========== ======== ==========     ===========     ===========    =============

                                                           Accumulated Other Comprehensive Income (Loss)
                                                           ---------------------------------------------
                                                              Net
                                                           Unrealized                       Foreign
                                       Additional          Investment     Other-Than-      Currency          Total
                                Common  Paid-in   Retained   Gains         Temporary      Translation    Stockholder's
                                Stock   Capital   Earnings  (Losses)      Impairments     Adjustments       Equity
                                ------ ---------- -------- ----------     -----------     -----------    -------------
Balance at December 31, 2012...  $  86     $6,718   $1,356   $  2,487           $(38)           $(49)         $ 10,560
Dividend paid to MetLife, Inc..                      (624)                                                       (624)
Capital contribution...........                 2                                                                    2
Net income (loss)..............                        634                                                         634
Other comprehensive income
  (loss), net of income tax....                               (1,173)              10             (2)          (1,165)
                                ------ ---------- -------- ----------     -----------     -----------    -------------
Balance at September 30, 2013..  $  86     $6,720   $1,366   $  1,314           $(28)           $(51)         $  9,407
                                ====== ========== ======== ==========     ===========     ===========    =============

    See accompanying notes to the interim condensed consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Interim Condensed Consolidated Statements of Cash Flows
       For the Nine Months Ended September 30, 2014 and 2013 (Unaudited)

                                 (In millions)

                                                                                                Nine Months
                                                                                                   Ended
                                                                                               September 30,
                                                                                            -------------------
                                                                                              2014      2013
                                                                                            --------- ---------
Net cash provided by (used in) operating activities........................................ $   2,196 $   1,738
                                                                                            --------- ---------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities...............................................................    13,677    14,438
   Equity securities.......................................................................        65        47
   Mortgage loans..........................................................................     2,116     1,188
   Real estate and real estate joint ventures..............................................        13        47
   Other limited partnership interests.....................................................       189        90
  Purchases of:
   Fixed maturity securities...............................................................  (14,859)  (12,245)
   Equity securities.......................................................................      (20)     (120)
   Mortgage loans..........................................................................     (270)     (563)
   Real estate and real estate joint ventures..............................................     (104)      (91)
   Other limited partnership interests.....................................................     (266)     (269)
  Cash received in connection with freestanding derivatives................................        60        93
  Cash paid in connection with freestanding derivatives....................................     (105)     (561)
  Sale of business, net of cash and cash equivalents disposed of $251 and $0, respectively.       451        --
  Sales of loans to affiliates.............................................................       471        --
  Net change in policy loans...............................................................        41        --
  Net change in short-term investments.....................................................       448       283
  Net change in other invested assets......................................................     (250)      (57)
  Other, net...............................................................................        --         3
                                                                                            --------- ---------
Net cash provided by (used in) investing activities........................................     1,657     2,283
                                                                                            --------- ---------
Cash flows from financing activities
  Policyholder account balances:
   Deposits................................................................................    11,774    10,444
   Withdrawals.............................................................................  (14,121)  (12,075)
  Net change in payables for collateral under securities loaned and other transactions.....       834     (903)
  Long-term debt repaid....................................................................   (1,269)     (520)
  Financing element on certain derivative instruments......................................      (51)      (17)
  Redemption of common stock...............................................................     (906)        --
  Common stock redemption premium..........................................................     (484)        --
  Dividends on common stock................................................................        --     (624)
  Capital contribution.....................................................................       231        --
                                                                                            --------- ---------
Net cash provided by (used in) financing activities........................................   (3,992)   (3,695)
                                                                                            --------- ---------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances..         1      (10)
                                                                                            --------- ---------
Change in cash and cash equivalents........................................................     (138)       316
Cash and cash equivalents, beginning of period.............................................       746       895
                                                                                            --------- ---------
Cash and cash equivalents, end of period................................................... $     608 $   1,211
                                                                                            ========= =========
Supplemental disclosures of cash flow information..........................................
  Net cash paid (received) for:
   Interest................................................................................ $      76 $     133
                                                                                            ========= =========
   Income tax.............................................................................. $     227 $      94
                                                                                            ========= =========
  Non-cash transactions:
   Capital contributions from MetLife, Inc................................................. $      -- $       2
                                                                                            ========= =========

    See accompanying notes to the interim condensed consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

 Notes to the Interim Condensed Consolidated Financial Statements (Unaudited)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a wholly-owned subsidiary of MetLife, Inc. The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

  MetLife Insurance Company of Connecticut received all regulatory approvals to merge three U.S.-based life insurance companies and a former offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The Mergers are expected to occur in the fourth quarter of 2014. The companies to be merged are MetLife Insurance Company of Connecticut, MLI-USA and MetLife Investors Insurance Company ("MLIIC"), each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MetLife Insurance Company of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. In October 2014, MetLife Insurance Company of Connecticut received regulatory approval from the Connecticut Insurance Department and the Delaware Department of Insurance to re-domesticate from Connecticut to Delaware immediately prior to the Mergers. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with Metropolitan Life Insurance Company ("MLIC"), an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature. See Note 12. On December 31, 2013, MetLife Insurance Company of Connecticut deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance.

  In anticipation of the Mergers, in July 2014, MetLife Insurance Company of Connecticut and MLI-USA sold to certain affiliates $430 million in affiliated loans, which are included in other invested assets. See Note 5. In August 2014, MetLife Insurance Company of Connecticut redeemed and retired 4,595,317 shares of MetLife Insurance Company of Connecticut's common stock owned by MetLife Investors Group, LLC ("MLIG") for $1.4 billion. As a result, all of the outstanding shares of common stock of MetLife Insurance Company of Connecticut are now directly held by MetLife, Inc. Following the redemption, in August 2014, MLIG paid a dividend of $1.4 billion to MetLife, Inc., and MetLife Insurance Company of Connecticut received a capital contribution from MetLife, Inc. of $231 million. MetLife Insurance Company of Connecticut does not expect to pay any dividends to MetLife, Inc. in 2014.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the interim condensed consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

  The accompanying interim condensed consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

  The Company uses the equity method of accounting for investments in equity securities when it has significant influence or at least 20% interest and for investments in real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations.

  Certain amounts in the prior year periods' interim condensed consolidated financial statements and related footnotes thereto have been reclassified to conform with the 2014 presentation as discussed throughout the Notes to the Interim Condensed Consolidated Financial Statements.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  The accompanying interim condensed consolidated financial statements are unaudited and reflect all adjustments (including normal recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows for the interim periods presented in conformity with GAAP. Interim results are not necessarily indicative of full year performance. The
December 31, 2013 consolidated balance sheet data was derived from audited consolidated financial statements included in MetLife Insurance Company of Connecticut's Annual Report on Form 10-K for the year ended December 31, 2013, as revised by MetLife Insurance Company of Connecticut's Current Report on Form 8-K filed on October 28, 2014 (as revised, the "2013 Annual Report"), which include all disclosures required by GAAP. Therefore, these interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements of the Company included in the 2013 Annual Report.

Adoption of New Accounting Pronouncements

  Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 3, the Company sold its wholly-owned subsidiary, MetLife Assurance Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Effective January 1, 2014, the Company adopted new guidance regarding the presentation of an unrecognized tax benefit. The new guidance requires that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. However, when the carryforwards are not available at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position or the applicable tax law does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with the related deferred tax asset. The adoption was prospectively applied and did not have a material impact on the Company's consolidated financial statements.

  Effective January 1, 2014, the Company adopted new guidance regarding foreign currency that requires an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2014, the Company adopted new guidance regarding liabilities that requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The new guidance did not have a material impact on the financial statements upon adoption.

Future Adoption of New Accounting Pronouncements

  In June 2014, the Financial Accounting Standards Board ("FASB") issued new guidance on transfers and servicing (Accounting Standards Update ("ASU") 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosure), effective prospectively for fiscal years beginning after December 15, 2014 and interim periods within those years. The new guidance requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. Certain interim period disclosures for repurchase agreements and securities lending transactions are not required until the second quarter of 2015. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective retrospectively for fiscal years beginning after December 15, 2016 and interim periods within those years. Early adoption of this standard is not permitted. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2014, the FASB issued new guidance regarding investments (ASU 2014-01, Investments -- Equity Method and Joint Ventures (Topic 323):
Accounting for Investments in Qualified Affordable Housing Projects), effective retrospectively for fiscal years beginning after December 15, 2014 and interim reporting periods within those years. The new guidance is applicable to investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. Under the guidance, an entity that meets certain conditions is permitted to make an accounting policy election to amortize the initial cost of its investment in proportion to the tax credits and other tax benefits received and recognize the net investment performance on the statement of operations as a component of income tax expense (benefit). The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two businesses:
Annuities and Life & Other. Annuities includes a variety of variable, fixed and indexed annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, various business activities such as start-up businesses, run-off businesses, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Start-up businesses include direct and digital marketing products. Corporate & Other also includes the elimination of intersegment amounts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

2. Segment Information (continued)


Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues and operating expenses exclude results of discontinued operations and other businesses that have been or will be sold or exited by the Company and are referred to as divested businesses. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses). Operating expenses also excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

    . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity guaranteed minimum income benefits ("GMIBs") fees ("GMIB Fees"); and

    . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iv) excludes certain amounts related to contractholder-directed unit-linked investments, and
       (v) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

    . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

    . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of policyholder account balances ("PABs") but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

    . Amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

2. Segment Information (continued)


    . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

    . Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements, and (ii) acquisition and integration costs.

  In the first quarter of 2014, MetLife, Inc. began reporting the operations of MAL as divested business. See Note 3. Consequently, the results for Corporate Benefit Funding decreased by $2 million, net of $0 of income tax, and $11 million, net of $5 million of income tax, for the three months and nine months ended September 30, 2013, respectively. Also, the results for Corporate & Other decreased by $3 million, net of $2 million of income tax, and $10 million, net of $6 million of income tax, for the three months and nine months ended September 30, 2013, respectively.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the three months and nine months ended September 30, 2014 and 2013. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife, Inc.'s and the Company's business.

  MetLife, Inc.'s economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon and applying an industry standard method for the inclusion of diversification benefits among risk types.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or net income
(loss).

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

2. Segment Information (continued)

                                                                 Operating Earnings
                                                        -------------------------------------
                                                                 Corporate
                                                                  Benefit  Corporate                         Total
Three Months Ended September 30, 2014                    Retail   Funding   & Other   Total   Adjustments Consolidated
------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                (In millions)
Revenues
Premiums............................................... $    309  $     14   $    41 $    364  $       --     $    364
Universal life and investment-type product policy fees.      588         8        --      596          38          634
Net investment income..................................      392       233        42      667        (34)          633
Other revenues.........................................       77         2        --       79          --           79
Net investment gains (losses)..........................       --        --        --       --          46           46
Net derivative gains (losses)..........................       --        --        --       --         359          359
                                                        -------- --------- --------- -------- ----------- ------------
  Total revenues.......................................    1,366       257        83    1,706         409        2,115
                                                        -------- --------- --------- -------- ----------- ------------
Expenses
Policyholder benefits and claims.......................      435       117        31      583          72          655
Interest credited to policyholder account balances.....      213        27        --      240           1          241
Goodwill impairment....................................       --        --        --       --          --           --
Capitalization of DAC..................................     (63)       (1)      (14)     (78)          --         (78)
Amortization of DAC and VOBA...........................      166        --         1      167         115          282
Interest expense on debt...............................       --        --        18       18           3           21
Other expenses.........................................      425         7        24      456           4          460
                                                        -------- --------- --------- -------- ----------- ------------
  Total expenses.......................................    1,176       150        60    1,386         195        1,581
                                                        -------- --------- --------- -------- ----------- ------------
Provision for income tax expense (benefit).............       65        36      (45)       56          77          133
                                                        -------- --------- --------- --------             ------------
Operating earnings..................................... $    125  $     71   $    68      264
                                                        ======== ========= =========
Adjustments to:
  Total revenues.......................................                                   409
  Total expenses.......................................                                 (195)
  Provision for income tax (expense) benefit...........                                  (77)
                                                                                     --------
Net income (loss)......................................                              $    401                 $    401
                                                                                     ========             ============

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

2. Segment Information (continued)

                                                                 Operating Earnings
                                                        -------------------------------------
                                                                 Corporate
                                                                  Benefit  Corporate                         Total
Three Months Ended September 30, 2013                    Retail   Funding   & Other   Total   Adjustments Consolidated
------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                (In millions)
Revenues
Premiums............................................... $     85  $     25   $     5 $    115  $       40     $    155
Universal life and investment-type product policy fees.      575         9        --      584          40          624
Net investment income..................................      388       236        15      639          39          678
Other revenues.........................................      151         1        --      152          --          152
Net investment gains (losses)..........................       --        --        --       --        (51)         (51)
Net derivative gains (losses)..........................       --        --        --       --       (199)        (199)
                                                        -------- --------- --------- -------- ----------- ------------
  Total revenues.......................................    1,199       271        20    1,490       (131)        1,359
                                                        -------- --------- --------- -------- ----------- ------------
Expenses
Policyholder benefits and claims.......................      183       142       (7)      318         147          465
Interest credited to policyholder account balances.....      225        33        --      258         (2)          256
Goodwill impairment....................................       --        --        --       --          66           66
Capitalization of DAC..................................    (108)        --       (4)    (112)          --        (112)
Amortization of DAC and VOBA...........................      115         1         1      117        (75)           42
Interest expense on debt...............................       --        --        17       17          30           47
Other expenses.........................................      408         4        40      452           5          457
                                                        -------- --------- --------- -------- ----------- ------------
  Total expenses.......................................      823       180        47    1,050         171        1,221
                                                        -------- --------- --------- -------- ----------- ------------
Provision for income tax expense (benefit).............      129        32      (40)      121        (91)           30
                                                        -------- --------- --------- --------             ------------
Operating earnings..................................... $    247  $     59   $    13      319
                                                        ======== ========= =========
Adjustments to:
  Total revenues.......................................                                 (131)
  Total expenses.......................................                                 (171)
  Provision for income tax (expense) benefit...........                                    91
                                                                                     --------
Net income (loss)......................................                              $    108                 $    108
                                                                                     ========             ============

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

2. Segment Information (continued)

                                                                  Operating Earnings
                                                        ---------------------------------------
                                                                  Corporate
                                                                   Benefit   Corporate                         Total
Nine Months Ended September 30, 2014                     Retail  Funding (1)  & Other   Total   Adjustments Consolidated
------------------------------------------------------- -------- ----------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums............................................... $    792    $   (36)  $     70 $    826  $        2     $    828
Universal life and investment-type product policy fees.    1,687          25        --    1,712         115        1,827
Net investment income..................................    1,164         678       105    1,947        (15)        1,932
Other revenues.........................................      318           4        --      322           1          323
Net investment gains (losses)..........................       --          --        --       --       (519)        (519)
Net derivative gains (losses)..........................       --          --        --       --         725          725
                                                        -------- ----------- --------- -------- ----------- ------------
  Total revenues.......................................    3,961         671       175    4,807         309        5,116
                                                        -------- ----------- --------- -------- ----------- ------------
Expenses
Policyholder benefits and claims.......................    1,110         269        42    1,421         210        1,631
Interest credited to policyholder account balances.....      631          83        --      714           2          716
Goodwill impairment....................................       --          --        --       --          --           --
Capitalization of DAC..................................    (197)         (1)      (40)    (238)          --        (238)
Amortization of DAC and VOBA...........................      479           1        11      491         320          811
Interest expense on debt...............................       --          --        51       51          33           84
Other expenses.........................................    1,280          20        65    1,365          13        1,378
                                                        -------- ----------- --------- -------- ----------- ------------
  Total expenses.......................................    3,303         372       129    3,804         578        4,382
                                                        -------- ----------- --------- -------- ----------- ------------
Provision for income tax expense (benefit).............      228         103      (80)      251        (68)          183
                                                        -------- ----------- --------- --------             ------------
Operating earnings..................................... $    430    $    196  $    126      752
                                                        ======== =========== =========
Adjustments to:
  Total revenues.......................................                                     309
  Total expenses.......................................                                   (578)
  Provision for income tax (expense) benefit...........                                      68
                                                                                       --------
Net income (loss)......................................                                $    551                 $    551
                                                                                       ========             ============

--------
(1)Premiums and policyholder benefits and claims both include ($87) million of ceded reinsurance with MLIC, related to the Mergers. See Note 12.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

2. Segment Information (continued)

                                                                 Operating Earnings
                                                        -------------------------------------
                                                                 Corporate
                                                                  Benefit  Corporate                         Total
Nine Months Ended September 30, 2013                     Retail   Funding   & Other   Total   Adjustments Consolidated
------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                (In millions)
Revenues
Premiums............................................... $    233  $     74  $     25 $    332  $       88     $    420
Universal life and investment-type product policy fees.    1,612        26        --    1,638         106        1,744
Net investment income..................................    1,203       739        72    2,014         118        2,132
Other revenues.........................................      443         4        --      447          --          447
Net investment gains (losses)..........................       --        --        --       --          31           31
Net derivative gains (losses)..........................       --        --        --       --       (581)        (581)
                                                        -------- --------- --------- -------- ----------- ------------
  Total revenues.......................................    3,491       843        97    4,431       (238)        4,193
                                                        -------- --------- --------- -------- ----------- ------------
Expenses
Policyholder benefits and claims.......................      494       403        10      907         331        1,238
Interest credited to policyholder account balances.....      681       103        --      784         (5)          779
Goodwill impairment....................................       --        --        --       --          66           66
Capitalization of DAC..................................    (384)       (2)      (13)    (399)          --        (399)
Amortization of DAC and VOBA...........................      387         4         1      392       (320)           72
Interest expense on debt...............................       --        --        51       51          96          147
Other expenses.........................................    1,306        13        57    1,376          14        1,390
                                                        -------- --------- --------- -------- ----------- ------------
  Total expenses.......................................    2,484       521       106    3,111         182        3,293
                                                        -------- --------- --------- -------- ----------- ------------
Provision for income tax expense (benefit).............      349       113      (66)      396       (130)          266
                                                        -------- --------- --------- --------             ------------
Operating earnings..................................... $    658  $    209  $     57      924
                                                        ======== ========= =========
Adjustments to:
  Total revenues.......................................                                 (238)
  Total expenses.......................................                                 (182)
  Provision for income tax (expense) benefit...........                                   130
                                                                                     --------
Net income (loss)......................................                              $    634                 $    634
                                                                                     ========             ============

  The following table presents total assets with respect to the Company's segments, as well as Corporate & Other, at:

                                   September 30, 2014 December 31, 2013
                                   ------------------ -----------------
                                              (In millions)
        Retail....................         $  149,187        $  146,515
        Corporate Benefit Funding.             24,908            30,822
        Corporate & Other.........             10,714            10,702
                                   ------------------ -----------------
         Total....................         $  184,809        $  188,039
                                   ================== =================

3. Disposition

  In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the nine months ended September 30, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

3. Disposition (continued)

(losses) on the consolidated statements of operations and comprehensive income
(loss). The loss on the sale was increased by net income from MAL of $77 million for the nine months ended September 30, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Corporate Benefit Funding segment. See Note 2.

4. Insurance

Guarantees

  As discussed in Notes 1 and 4 of the Notes to the Consolidated Financial Statements included in the 2013 Annual Report, the Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs") and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 6.

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. As discussed in Note 6 of the Notes to the Consolidated Financial Statements included in the 2013 Annual Report, the Company has reinsured 100% of the living and death benefit guarantees associated with variable annuities issued since 2006 to an affiliated reinsurer, and certain portions of living and death benefit guarantees associated with most variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Therefore,

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

4. Insurance (continued)

 the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                              September 30, 2014           December 31, 2013
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............    $    99,514   $    56,368    $   100,420   $    57,041
Separate account value..................    $    94,897   $    55,209    $    95,637   $    55,805
Net amount at risk......................    $     2,717   $       916    $     2,230   $       562
Average attained age of contractholders.       65 years      65 years       64 years      64 years

                                              September 30, 2014 December 31, 2013
                                              ------------------ -----------------
                                                      Secondary Guarantees
                                              ------------------------------------
                                                         (In millions)
Universal and Variable Life Contracts (1)
Account value (general and separate account).        $     6,639       $     6,360
Net amount at risk...........................        $    91,267       $    91,264
Average attained age of policyholders........           59 years          58 years

--------
(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)


5. Investments

Fixed Maturity and Equity Securities Available-for-Sale

 Fixed Maturity and Equity Securities Available-for-Sale by Sector

   The following table presents the fixed maturity and equity securities available-for-sale ("AFS") by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including residential mortgage-backed securities ("RMBS"), asset-backed securities ("ABS") and commercial mortgage-backed securities ("CMBS").

                                                September 30, 2014                             December 31, 2013
                                   --------------------------------------------- ---------------------------------------------
                                                 Gross Unrealized                              Gross Unrealized
                                    Cost or  ------------------------- Estimated  Cost or  ------------------------- Estimated
                                   Amortized          Temporary  OTTI    Fair    Amortized          Temporary  OTTI    Fair
                                     Cost     Gains    Losses   Losses   Value     Cost     Gains    Losses   Losses   Value
                                   --------- -------- --------- ------ --------- --------- -------- --------- ------ ---------
                                                                          (In millions)
Fixed maturity securities
U.S. corporate.................... $  14,545 $  1,420 $     108 $  --  $  15,857 $  15,779 $  1,130 $     207 $  --  $  16,702
Foreign corporate.................     4,797      315        29    --      5,083     8,111      485        79    --      8,517
U.S. Treasury and agency..........    10,495    1,009        13    --     11,491     8,188      334       228    --      8,294
RMBS..............................     5,321      252        35    28      5,510     4,587      201        59    41      4,688
State and political subdivision...     2,049      319         3    --      2,365     2,147      139        62    --      2,224
ABS...............................     1,587       24         8    --      1,603     2,081       32        12    --      2,101
CMBS..............................     1,256       38         2    --      1,292     1,546       62         4    --      1,604
Foreign government................       574      116         1    --        689     1,038      103        19    --      1,122
                                   --------- -------- --------- -----  --------- --------- -------- --------- -----  ---------
  Total fixed maturity securities. $  40,624 $  3,493 $     199 $  28  $  43,890 $  43,477 $  2,486 $     670 $  41  $  45,252
                                   ========= ======== ========= =====  ========= ========= ======== ========= =====  =========
Equity securities
Non-redeemable preferred stock.... $     204 $      9 $       6 $  --  $     207 $     236 $      9 $      28 $  --  $     217
Common stock......................       149       60        --    --        209       161       40        --    --        201
                                   --------- -------- --------- -----  --------- --------- -------- --------- -----  ---------
  Total equity securities......... $     353 $     69 $       6 $  --  $     416 $     397 $     49 $      28 $  --  $     418
                                   ========= ======== ========= =====  ========= ========= ======== ========= =====  =========

   The Company held non-income producing fixed maturity securities with an estimated fair value of $22 million and $30 million with unrealized gains (losses) of $5 million and $6 million at September 30, 2014 and December 31, 2013, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

5. Investments (continued)


 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                            September 30, 2014   December 31, 2013
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $   2,655 $   2,681 $   2,934 $   2,966
Due after one year through five years......     9,498     9,840     8,895     9,301
Due after five years through ten years.....     5,859     6,279     7,433     7,970
Due after ten years........................    14,448    16,685    16,001    16,622
                                            --------- --------- --------- ---------
   Subtotal................................    32,460    35,485    35,263    36,859
Structured securities (RMBS, ABS and CMBS).     8,164     8,405     8,214     8,393
                                            --------- --------- --------- ---------
     Total fixed maturity securities....... $  40,624 $  43,890 $  43,477 $  45,252
                                            ========= ========= ========= =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, ABS and CMBS are shown separately, as they are not due at a single maturity.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

5. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              September 30, 2014                         December 31, 2013
                                   ----------------------------------------- -----------------------------------------
                                                        Equal to or Greater                       Equal to or Greater
                                   Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                   -------------------- -------------------- -------------------- --------------------
                                   Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                     Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                     Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                   --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                       (In millions, except number of securities)
Fixed maturity securities
U.S. corporate.................... $   1,498  $    27   $    766   $    81   $   2,526   $  141   $    470   $    66
Foreign corporate.................       663       21        132         8       1,520       70        135         9
U.S. Treasury and agency..........     2,142        7        335         6       3,825      228         --        --
RMBS..............................       882       22        584        41         996       35        457        65
State and political subdivision...        42       --         66         3         630       44         64        18
ABS...............................       402        3        123         5         680        5        104         7
CMBS..............................        72        1         30         1         143        4          7        --
Foreign government................        26       --          7         1         264       19          1        --
                                   ---------  -------   --------   -------   ---------   ------   --------   -------
  Total fixed maturity securities. $   5,727  $    81   $  2,043   $   146   $  10,584   $  546   $  1,238   $   165
                                   =========  =======   ========   =======   =========   ======   ========   =======
Equity securities
Non-redeemable preferred stock.... $      55  $     1   $     50   $     5   $     105   $   21   $     33   $     7
Common stock......................         8       --         --        --           3       --          7        --
                                   ---------  -------   --------   -------   ---------   ------   --------   -------
  Total equity securities......... $      63  $     1   $     50   $     5   $     108   $   21   $     40   $     7
                                   =========  =======   ========   =======   =========   ======   ========   =======
Total number of securities in an
 unrealized loss position.........       675                 340                 1,081                 297
                                   =========            ========             =========            ========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   As described more fully in Notes 1 and 7 of the Notes to the Consolidated Financial Statements included in the 2013 Annual Report, the Company performs a regular evaluation of all investment classes for impairment, including fixed maturity securities, equity securities and perpetual hybrid securities, in accordance with its impairment policy, in order to evaluate whether such investments are other-than-temporarily impaired.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at September 30, 2014. Future other-than-temporary impairment ("OTTI") will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

5. Investments (continued)

  ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities decreased $484 million during the nine months ended September 30, 2014 from $711 million to $227 million. The decrease in gross unrealized losses for the nine months ended September 30, 2014, was primarily attributable to a decrease in interest rates, and to a lesser extent narrowing credit spreads.

    At September 30, 2014, $31 million of the total $227 million of gross unrealized losses were from 10 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $31 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $28 million, or 90%, are related to gross unrealized losses on five investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $31 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $3 million, or 10%, are related to gross unrealized losses on five below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $22 million during the nine months ended September 30, 2014 from $28 million to $6 million. Of the $6 million, $4 million were from two equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, both of which were financial services industry investment grade non-redeemable preferred stock, neither of which were rated A or better.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

5. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at:

                                                         September 30, 2014      December 31, 2013
                                                       ---------------------- -----------------------
                                                         Carrying      % of     Carrying      % of
                                                           Value       Total      Value       Total
                                                       -------------  ------- -------------  --------
                                                       (In millions)          (In millions)
Mortgage loans:
 Commercial...........................................      $  4,247    73.5%      $  4,869     63.1%
 Agricultural.........................................         1,243     21.5         1,285      16.6
                                                       -------------  ------- -------------  --------
   Subtotal (1).......................................         5,490     95.0         6,154      79.7
 Valuation allowances.................................           (25)   (0.4)           (34)    (0.4)
                                                       -------------  ------- -------------  --------
   Subtotal mortgage loans, net.......................         5,465     94.6         6,120      79.3
 Commercial mortgage loans held by CSEs -- fair value
   option ("FVO").....................................           313      5.4         1,598      20.7
                                                       -------------  ------- -------------  --------
       Total mortgage loans, net......................      $  5,778   100.0%      $  7,718    100.0%
                                                       =============  ======= =============  ========

--------
(1)There were no mortgage loans purchased for both the three months and nine months ended September 30, 2014, and for the three months ended
   September 30, 2013. Purchases of mortgage loans were $5 million for the nine months ended September 30, 2013.

   See "-- Variable Interest Entities" for discussion of consolidated securitization entities ("CSEs").

   See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

5. Investments (continued)


 Mortgage Loans and Valuation Allowance by Portfolio Segment

   The carrying value prior to valuation allowance ("recorded investment") in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, were as follows at:

                                           September 30, 2014               December 31, 2013
                                     ------------------------------- -------------------------------
                                     Commercial Agricultural  Total  Commercial Agricultural  Total
                                     ---------- ------------ ------- ---------- ------------ -------
                                                              (In millions)
Mortgage loans:
 Evaluated individually for credit
   losses...........................    $    --      $     3 $     3    $    72      $     4 $    76
 Evaluated collectively for credit
   losses...........................      4,247        1,240   5,487      4,797        1,281   6,078
                                        -------      ------- -------    -------      ------- -------
   Total mortgage loans.............      4,247        1,243   5,490      4,869        1,285   6,154
                                        -------      ------- -------    -------      ------- -------
Valuation allowances:
 Specific credit losses.............         --           --      --          7           --       7
 Non-specifically identified credit
   losses...........................         21            4      25         23            4      27
                                        -------      ------- -------    -------      ------- -------
   Total valuation allowances.......         21            4      25         30            4      34
                                        -------      ------- -------    -------      ------- -------
     Mortgage loans, net of
       valuation allowance..........    $ 4,226      $ 1,239 $ 5,465    $ 4,839      $ 1,281 $ 6,120
                                        =======      ======= =======    =======      ======= =======

 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                                      Three Months
                                                          Ended
                                                      September 30,
                              -------------------------------------------------------------
                                           2014                           2013
                              ------------------------------- -----------------------------
                              Commercial Agricultural  Total  Commercial Agricultural Total
                              ---------- ------------ ------- ---------- ------------ -----
                                                      (In millions)
Balance, beginning of period.    $    29       $    4 $    33    $    30       $    4 $  34
Provision (release)..........        (8)           --     (8)         --           --    --
                              ---------- ------------ ------- ---------- ------------ -----
Balance, end of period.......    $    21       $    4 $    25    $    30       $    4 $  34
                              ========== ============ ======= ========== ============ =====

                                                        Nine Months
                                                           Ended
                                                       September 30,
                              ---------------------------------------------------------------
                                           2014                            2013
                              ------------------------------- -------------------------------
                              Commercial Agricultural  Total  Commercial Agricultural  Total
                              ---------- ------------ ------- ---------- ------------ -------
                                                       (In millions)
Balance, beginning of period.    $    30       $    4 $    34    $    32       $    3 $    35
Provision (release)..........        (9)           --     (9)        (2)            1     (1)
                              ---------- ------------ ------- ---------- ------------ -------
Balance, end of period.......    $    21       $    4 $    25    $    30       $    4 $    34
                              ========== ============ ======= ========== ============ =======

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

5. Investments (continued)

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans, were as follows at:

                                    Recorded Investment
                       ----------------------------------------------
                        Debt Service Coverage Ratios
                       ------------------------------          % of     Estimated   % of
                       > 1.20x  1.00x - 1.20x < 1.00x  Total   Total   Fair Value   Total
                       -------- ------------- ------- -------- ------ ------------- ------
                                    (In millions)                     (In millions)
September 30, 2014
Loan-to-value ratios:
Less than 65%......... $  3,514        $  218  $  124 $  3,856  90.8%      $  4,180  91.4%
65% to 75%............      230            42      --      272    6.4           276    6.0
76% to 80%............       46            12      --       58    1.4            59    1.3
Greater than 80%......       21            25      15       61    1.4            58    1.3
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  3,811        $  297  $  139 $  4,247 100.0%      $  4,573 100.0%
                       ======== ============= ======= ======== ====== ============= ======
December 31, 2013
Loan-to-value ratios:
Less than 65%......... $  3,754        $  125  $  107 $  3,986  81.9%      $  4,224  82.8%
65% to 75%............      700            --      27      727   14.9           736   14.4
76% to 80%............       80            13      --       93    1.9            93    1.8
Greater than 80%......       37            26      --       63    1.3            53    1.0
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  4,571        $  164  $  134 $  4,869 100.0%      $  5,106 100.0%
                       ======== ============= ======= ======== ====== ============= ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans, were as follows at:

                               September 30, 2014     December 31, 2013
                             ---------------------- ----------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- -------- ------------- --------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........      $  1,178    94.8%      $  1,215    94.6%
      65% to 75%............            65      5.2            70      5.4
                             ------------- -------- ------------- --------
       Total................      $  1,243   100.0%      $  1,285   100.0%
                             ============= ======== ============= ========

   The estimated fair value of agricultural mortgage loans was $1.3 billion at both September 30, 2014 and December 31, 2013.

 Past Due and Interest Accrual Status of Mortgage Loans

   The Company has a high quality, well performing mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both September 30, 2014 and December 31, 2013. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

5. Investments (continued)

 mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial mortgage loans past due and no commercial mortgage loans in non-accrual status at September 30, 2014. The Company had no commercial mortgage loans past due and one commercial mortgage loan in non-accrual status with a recorded investment of $22 million at December 31, 2013. The Company had no agricultural mortgage loans past due or in non-accrual status at both September 30, 2014 and December 31, 2013.

 Impaired Mortgage Loans

   Impaired mortgage loans including those modified in a troubled debt restructuring, by portfolio segment, were as follows at:

                                                                Loans without
                        Loans with a Valuation Allowance     a Valuation Allowance All Impaired Loans
                    ---------------------------------------- --------------------  ------------------
                     Unpaid                                   Unpaid                Unpaid
                    Principal  Recorded  Valuation  Carrying Principal   Recorded  Principal Carrying
                     Balance  Investment Allowances  Value    Balance   Investment  Balance   Value
                    --------- ---------- ---------- -------- ---------  ---------- --------- --------
                                                     (In millions)
September 30, 2014
Commercial.........       $--        $--        $--      $--       $--         $--       $--      $--
Agricultural (1)...         4          3         --        3        --          --         4        3
                    --------- ---------- ---------- -------- ---------  ---------- --------- --------
 Total.............       $ 4        $ 3        $--      $ 3       $--         $--       $ 4      $ 3
                    ========= ========== ========== ======== =========  ========== ========= ========
December 31, 2013
Commercial.........       $22        $22        $ 7      $15       $52         $50       $74      $65
Agricultural (1)...         4          4         --        4        --          --         4        4
                    --------- ---------- ---------- -------- ---------  ---------- --------- --------
 Total.............       $26        $26        $ 7      $19       $52         $50       $78      $69
                    ========= ========== ========== ======== =========  ========== ========= ========

--------
(1)Valuation allowance on agricultural mortgage loans was less than $1 million at both September 30, 2014 and December 31, 2013.

   Unpaid principal balance is generally prior to any charge-offs.

   The average recorded investment in impaired mortgage loans, including those modified in a troubled debt restructuring, and the related interest income, which is primarily recognized on a cash basis, by portfolio segment, was:

                                          Impaired Mortgage Loans
              -------------------------------------------------------------------------------
                           Three Months                             Nine Months
                               Ended                                   Ended
                           September 30,                           September 30,
              --------------------------------------- ---------------------------------------
                     2014                2013                2014                2013
              ------------------- ------------------- ------------------- -------------------
               Average             Average             Average             Average
               Recorded  Interest  Recorded  Interest  Recorded  Interest  Recorded  Interest
              Investment  Income  Investment  Income  Investment  Income  Investment  Income
              ---------- -------- ---------- -------- ---------- -------- ---------- --------
                                               (In millions)
Commercial...     $   34      $--       $ 72      $--      $  53      $ 1        $73      $ 2
Agricultural.          3       --          4       --          3       --          2       --
              ---------- -------- ---------- -------- ---------- -------- ---------- --------
 Total.......     $   37      $--       $ 76      $--      $  56      $ 1        $75      $ 2
              ========== ======== ========== ======== ========== ======== ========== ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

5. Investments (continued)


 Mortgage Loans Modified in a Troubled Debt Restructuring

   There were no mortgage loans modified in a troubled debt restructuring during the three months and nine months ended September 30, 2014, and during the three months ended September 30, 2013. There was one agricultural mortgage loan modified in a troubled debt restructuring with a pre-modification and post-modification carrying value of $4 million during the nine months ended September 30, 2013.

   During the three months and nine months ended September 30, 2014 and 2013, the Company held no mortgage loans that were modified in a troubled debt restructuring during the 12 months before September 30, 2014 and 2013, respectively, and became subject to a payment default after the restructuring. Payment default is determined in the same manner as delinquency status as described above.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $273 million and $469 million at September 30, 2014 and December 31, 2013, respectively.

Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss) ("AOCI"), were as follows:

                                                                         September 30, 2014 December 31, 2013
                                                                         ------------------ -----------------
                                                                                    (In millions)
Fixed maturity securities...............................................           $  3,297          $  1,819
Fixed maturity securities with noncredit OTTI losses in AOCI............               (28)              (41)
                                                                         ------------------ -----------------
 Total fixed maturity securities........................................              3,269             1,778
Equity securities.......................................................                 63                15
Derivatives.............................................................                188                39
Short-term investments..................................................                  1                 1
Other...................................................................               (41)              (71)
                                                                         ------------------ -----------------
   Subtotal.............................................................              3,480             1,762
                                                                         ------------------ -----------------
Amounts allocated from:
 Insurance liability loss recognition...................................                (8)                --
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI.................................................................                (3)               (1)
 DAC and VOBA...........................................................              (395)             (274)
                                                                         ------------------ -----------------
   Subtotal.............................................................              (406)             (275)
     Deferred income tax benefit (expense) related to noncredit OTTI
       losses recognized in AOCI........................................                 12                16
     Deferred income tax benefit (expense)..............................            (1,097)             (591)
                                                                         ------------------ -----------------
       Net unrealized investment gains (losses).........................           $  1,989          $    912
                                                                         ================== =================

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

5. Investments (continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                                Nine Months           Year
                                                                   Ended              Ended
                                                             September 30, 2014 December 31, 2013
                                                             ------------------ -----------------
                                                                        (In millions)
Balance, beginning of period................................      $        (41)     $        (64)
Noncredit OTTI losses and subsequent changes recognized (1).                  6                11
Securities sold with previous noncredit OTTI loss...........                  7                21
Subsequent changes in estimated fair value..................                 --               (9)
                                                             ------------------ -----------------
Balance, end of period......................................      $        (28)     $        (41)
                                                             ================== =================

--------
(1)Noncredit OTTI losses and subsequent changes recognized, net of DAC, were $3 million and $7 million for the nine months ended September 30, 2014 and the year ended December 31, 2013, respectively.

  The changes in net unrealized investment gains (losses) were as follows:

                                                                                         Nine Months
                                                                                            Ended
                                                                                      September 30, 2014
                                                                                      ------------------
                                                                                        (In millions)
Balance, beginning of period.........................................................      $         912
Fixed maturity securities on which noncredit OTTI losses have been recognized........                 13
Unrealized investment gains (losses) during the period...............................              1,705
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition.........................................                (8)
 DAC and VOBA related to noncredit OTTI losses recognized in AOCI....................                (2)
 DAC and VOBA........................................................................              (121)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in
  AOCI...............................................................................                (4)
Deferred income tax benefit (expense)................................................              (506)
                                                                                      ------------------
Balance, end of period...............................................................      $       1,989
                                                                                      ==================
   Change in net unrealized investment gains (losses)................................      $       1,077
                                                                                      ==================

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both September 30, 2014 and December 31, 2013.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

5. Investments (continued)


Securities Lending

  Elements of the securities lending program are presented below at:

                                                        September 30, 2014 December 31, 2013
                                                        ------------------ -----------------
                                                                   (In millions)
Securities on loan: (1)
 Amortized cost........................................           $  6,104          $  5,931
 Estimated fair value..................................           $  6,758          $  5,984
Cash collateral on deposit from counterparties (2).....           $  6,901          $  6,140
Security collateral on deposit from counterparties (3).           $     33          $     --
Reinvestment portfolio -- estimated fair value.........           $  6,950          $  6,145

--------
(1)Included within fixed maturity securities, cash and cash equivalents, short-term investments and equity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments and fixed maturity securities and at carrying value for mortgage loans at:

                                                             September 30, 2014 December 31, 2013
                                                             ------------------ -----------------
                                                                        (In millions)
Invested assets on deposit (regulatory deposits) (1)........             $6,998            $   56
Invested assets pledged as collateral (2)...................              1,967             1,901
                                                             ------------------ -----------------
 Total invested assets on deposit and pledged as collateral.             $8,965            $1,957
                                                             ================== =================

--------
(1)See Note 1 for information about invested assets that became restricted when MetLife Insurance Company of Connecticut withdrew its New York license on January 1, 2014.

(2)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4 of the Notes to the Consolidated Financial Statements included in the 2013 Annual Report) and derivative transactions (see Note 6).

  See "-- Securities Lending" for securities on loan.

Variable Interest Entities

  The Company has invested in certain structured transactions (including CSEs), that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                           (Unaudited)-- (Continued)

5. Investments (continued)


  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at September 30, 2014 and December 31, 2013. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                             September 30, 2014 December 31, 2013
                                             ------------------ -----------------
                                                        (In millions)
CSEs (1)
Assets
 Mortgage loans (commercial mortgage loans).               $313            $1,598
 Accrued investment income..................                  2                 9
                                             ------------------ -----------------
   Total assets.............................               $315            $1,607
                                             ================== =================
Liabilities
 Long-term debt.............................               $172            $1,461
 Other liabilities..........................                 --                 7
                                             ------------------ -----------------
   Total liabilities........................               $172            $1,468
                                             ================== =================

--------
(1)The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $125 million and $120 million at estimated fair value at September 30, 2014 and December 31, 2013, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $3 million and $33 million for the three months and nine months ended
   September 30, 2014, respectively, and $30 million and $96 million for the three months and nine months ended September 30, 2013, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                           (Unaudited)-- (Continued)

5. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                  September 30, 2014   December 31, 2013
                                                 -------------------- --------------------
                                                            Maximum              Maximum
                                                 Carrying  Exposure   Carrying  Exposure
                                                  Amount  to Loss (1)  Amount  to Loss (1)
                                                 -------- ----------- -------- -----------
                                                               (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, ABS and CMBS) (2).  $ 8,405     $ 8,405  $ 8,393     $ 8,393
 U.S. and foreign corporate.....................      490         490      468         468
Other limited partnership interests.............    1,616       1,998    1,651       2,077
Real estate joint ventures......................       39          43       41          45
Other invested assets...........................       27          47        9          44
                                                 -------- ----------- -------- -----------
   Total........................................  $10,577     $10,983  $10,562     $11,027
                                                 ======== =========== ======== ===========

--------
(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests, real estate joint ventures and other invested assets is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

   As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the nine months ended September 30, 2014 and 2013.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

5. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                         Three Months   Nine Months
                                                           Ended           Ended
                                                         September 30, September 30,
                                                         ------------- -------------
                                                         2014   2013    2014   2013
                                                         ----   ----   ------ ------
                                                              (In millions)
Investment income:
 Fixed maturity securities.............................. $426   $523   $1,386 $1,589
 Equity securities......................................    3      3       12      8
 Mortgage loans.........................................   86     82      238    247
 Policy loans...........................................   14     14       43     42
 Real estate and real estate joint ventures.............   19     10       58     36
 Other limited partnership interests....................   88     41      216    195
 Cash, cash equivalents and short-term investments......    1     --        2      3
 International joint ventures...........................   --      6      (1)    (4)
 Other..................................................    8    (4)        4    (2)
                                                         ----   ----   ------ ------
   Subtotal.............................................  645    675    1,958  2,114
 Less: Investment expenses..............................   22     30       70     86
                                                         ----   ----   ------ ------
   Subtotal, net........................................  623    645    1,888  2,028
                                                         ----   ----   ------ ------
 FVO CSEs -- interest income: Commercial mortgage loans.   10     33       44    104
                                                         ----   ----   ------ ------
     Net investment income.............................. $633   $678   $1,932 $2,132
                                                         ====   ====   ====== ======

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

5. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                      Three Months  Nine Months
                                                                         Ended         Ended
                                                                      September 30, September 30,
                                                                      ------------- ------------
                                                                      2014   2013    2014   2013
                                                                      -----  -----  ------  -----
                                                                           (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Transportation.................................................. $  --  $ (3)  $  (2)  $ (3)
     Finance.........................................................    --     --      --    (3)
     Consumer........................................................    --     --     (1)     --
                                                                      -----  -----  ------  -----
       Total U.S. and foreign corporate securities...................    --    (3)     (3)    (6)
   RMBS..............................................................   (6)    (6)     (8)   (14)
                                                                      -----  -----  ------  -----
        OTTI losses on fixed maturity securities recognized in
          earnings...................................................   (6)    (9)    (11)   (20)
 Fixed maturity securities -- net gains (losses) on sales and
   disposals.........................................................   (9)   (50)      28     33
                                                                      -----  -----  ------  -----
        Total gains (losses) on fixed maturity securities............  (15)   (59)      17     13
                                                                      -----  -----  ------  -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Non-redeemable preferred stock....................................    --     --     (8)    (3)
   Common stock......................................................    --     --     (7)     --
                                                                      -----  -----  ------  -----
        OTTI losses on equity securities recognized in earnings......    --     --    (15)    (3)
 Equity securities -- net gains (losses) on sales and disposals......     5    (2)      14      4
                                                                      -----  -----  ------  -----
          Total gains (losses) on equity securities..................     5    (2)     (1)      1
                                                                      -----  -----  ------  -----
 Mortgage loans......................................................     8    (1)      16     --
 Real estate and real estate joint ventures..........................     6     --       6     --
 Other limited partnership interests.................................   (1)     --     (5)      1
 Other investment portfolio gains (losses)...........................    40      1      43      2
                                                                      -----  -----  ------  -----
            Subtotal -- investment portfolio gains (losses)..........    43   (61)      76     17
                                                                      -----  -----  ------  -----
FVO CSEs -- changes in estimated fair value subsequent to
  consolidation:
 Commercial mortgage loans...........................................     1   (14)    (14)   (50)
 Long-term debt -- related to commercial mortgage loans..............     3     18      21     68
Non-investment portfolio gains (losses) (1)..........................   (1)      6   (602)    (4)
                                                                      -----  -----  ------  -----
            Subtotal FVO CSEs and non-investment portfolio
              gains (losses).........................................     3     10   (595)     14
                                                                      -----  -----  ------  -----
              Total net investment gains (losses).................... $  46  $(51)  $(519)  $  31
                                                                      =====  =====  ======  =====

--------

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                           (Unaudited)-- (Continued)

5. Investments (continued)

(1)There were no non-investment portfolio gains (losses) for the three months ended September 30, 2014 related to the disposition of MAL. Non-investment portfolio gains (losses) for the nine months ended September 30, 2014 includes a loss of ($608) million related to the disposition of MAL. See
   Note 3.

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($1) million and $4 million for the three months and nine months ended September 30, 2014, respectively, and $6 million and ($3) million for the three months and nine months ended September 30, 2013, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the tables below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                      Three Months
                                                         Ended
                                                     September 30,
                                     -----------------------------------------------------------
                                      2014         2013         2014     2013     2014    2013
                                     -------      -------      ------   -------  ------- -------
                                     Fixed Maturity Securities Equity Securities      Total
                                     ------------------------- ----------------- ---------------
                                                     (In millions)
Proceeds............................ $ 3,177      $ 3,914      $   27   $    13  $ 3,204 $ 3,927
                                     =======      =======      ======   =======  ======= =======
Gross investment gains.............. $     4      $     9      $    6   $    --  $    10 $     9
Gross investment losses.............    (13)         (59)         (1)       (2)     (14)    (61)
Total OTTI losses:
  Credit-related....................     (6)          (9)          --        --      (6)     (9)
  Other (1).........................      --           --          --        --       --      --
                                     -------      -------      ------   -------  ------- -------
   Total OTTI losses................     (6)          (9)          --        --      (6)     (9)
                                     -------      -------      ------   -------  ------- -------
    Net investment gains (losses)... $  (15)      $  (59)      $    5   $   (2)  $  (10) $  (61)
                                     =======      =======      ======   =======  ======= =======

                                                        Nine Months
                                                           Ended
                                                       September 30,
                                     ------------------------------------------------------------
                                       2014         2013        2014     2013      2014    2013
                                     --------      -------     -------  -------  -------- -------
                                     Fixed Maturity Securities Equity Securities      Total
                                     ------------------------- ----------------- ----------------
                                                       (In millions)
Proceeds............................ $ 10,365      $ 9,269     $    45  $    55  $ 10,410 $ 9,324
                                     ========      =======     =======  =======  ======== =======
Gross investment gains.............. $     69      $   124     $    15  $    10  $     84 $   134
Gross investment losses.............     (41)         (91)         (1)      (6)      (42)    (97)
Total OTTI losses:
  Credit-related....................     (11)         (17)          --       --      (11)    (17)
  Other (1).........................       --          (3)        (15)      (3)      (15)     (6)
                                     --------      -------     -------  -------  -------- -------
   Total OTTI losses................     (11)         (20)        (15)      (3)      (26)    (23)
                                     --------      -------     -------  -------  -------- -------
    Net investment gains (losses)... $     17      $    13     $   (1)  $     1  $     16 $    14
                                     ========      =======     =======  =======  ======== =======

--------

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                           (Unaudited)-- (Continued)

5. Investments (continued)


(1)Other OTTI losses recognized in earnings include impairments on (i) equity securities, (ii) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and (iii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in other comprehensive income (loss) ("OCI"):

                                                             Three Months     Nine Months
                                                                 Ended           Ended
                                                             September 30,   September 30,
                                                            --------------- ---------------
                                                             2014    2013    2014    2013
                                                            ------- ------- ------- -------
                                                                     (In millions)
Balance, beginning of period............................... $    54 $    58 $    57 $    59
Additions:
 Initial impairments -- credit loss OTTI recognized on
   securities not previously impaired......................      --      --      --       1
 Additional impairments -- credit loss OTTI recognized on
   securities previously impaired..........................       5       5       6      12
Reductions:
 Sales (maturities, pay downs or prepayments) during the
   period of securities previously impaired as credit loss
   OTTI....................................................     (2)     (4)     (6)    (13)
                                                            ------- ------- ------- -------
Balance, end of period..................................... $    57 $    59 $    57 $    59
                                                            ======= ======= ======= =======

 Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities and other invested assets, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                             Three Months  Nine Months
                                                                Ended         Ended
                                                             September 30, September 30,
                                                             ------------  ------------
                                                              2014   2013   2014   2013
                                                             ------  ----- ------  -----
                                                                   (In millions)
Estimated fair value of invested assets transferred to
  affiliates................................................ $  471  $  -- $  916  $  13
Amortized cost of invested assets transferred to affiliates. $  430  $  -- $  846  $  12
Net investment gains (losses) recognized on transfers....... $   41  $  -- $   70  $   1
Estimated fair value of invested assets transferred from
  affiliates................................................ $   --  $  -- $   35  $  83

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

5. Investments (continued)


   Below is a summary of certain affiliated loans, which are more fully described in Note 7 of the Notes of the Consolidated Financial Statements included in the 2013 Annual Report.

   The Company has affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans, with a carrying value of $363 million and $364 million at September 30, 2014 and December 31, 2013, respectively. These affiliated loans are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these loans was $5 million and $14 million for the three months and nine months ended September 30, 2014, respectively, and $4 million and $12 million for the three months and nine months ended September 30, 2013, respectively.

   The Company has affiliated loans outstanding to MetLife, Inc., which are included in other invested assets, totaling $430 million at December 31, 2013. In anticipation of the Mergers, in July 2014 MetLife Insurance Company of Connecticut and MLI-USA sold to certain affiliates $430 million in affiliated loans at estimated fair value of $471 million and recognized a gain of $41 million which is included in net investment gains (losses). Net investment income from these loans was less than $1 million and $12 million, for the three months and nine months ended September 30, 2014, respectively, and $6 million and $18 million for the three months and nine months ended
 September 30, 2013, respectively. See Note 1.

   The Company committed to lend up to $1.8 billion to Exeter, an affiliate, pursuant to a note purchase agreement. Pursuant to the agreement, MetLife Insurance Company of Connecticut committed to purchase up to $1.3 billion of notes and MLI-USA committed to purchase up to $438 million of notes through December 31, 2014. The notes will be due not later than three years after issuance. The repayment of any notes issued pursuant to this agreement is guaranteed by MetLife, Inc. Pursuant to this agreement, the Company issued loans to Exeter which are included in other invested assets, totaling $500 million at both September 30, 2014 and December 31, 2013. The loans of $375 million, issued by MetLife Insurance Company of Connecticut and $125 million, issued by MLI-USA, are both due October 15, 2015, and bear interest, payable semi-annually, at 2.47%. Net investment income from these loans was $3 million and $9 million for the three months and nine months ended September 30, 2014, respectively. There was no investment income from these loans for the three months and nine months ended September 30, 2013. The remaining total commitment to lend is $1.2 billion with $925 million committed by MetLife Insurance Company of Connecticut and $313 million committed by MLI-USA at September 30, 2014.

   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $13 million and $41 million for the three months and nine months ended September 30, 2014, respectively, and $17 million and $51 million for the three months and nine months ended September 30, 2013, respectively. Additional affiliated net investment income was less than $1 million and ($1) million for both the three months and nine months ended September 30, 2014 and 2013, respectively.

6. Derivatives

Accounting for Derivatives

 Freestanding Derivatives

   Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

6. Derivatives (continued)

 amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

   Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

   If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 -----------------------------------------------------------------------------
 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
 -----------------------------------------------------------------------------

 Hedge Accounting

   To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.

    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

   The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

   In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

6. Derivatives (continued)


   The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

   When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

   When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

   In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

 Embedded Derivatives

   The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;

    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

   Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

6. Derivatives (continued)

 contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   See Note 7 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, futures and forwards.

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

6. Derivatives (continued)

 securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

   Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps. The Company utilizes inflation swaps in non-qualifying hedging relationships.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

   To a lesser extent, the Company uses foreign currency forwards in non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

6. Derivatives (continued)


   To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, variance swaps and exchange-traded equity futures.

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   To a lesser extent, the Company also uses total rate of return swaps ("TRRs") to hedge its equity market guarantees in certain of its insurance products. The Company utilizes TRRs in non-qualifying hedging relationships.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

6. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                   September 30, 2014             December 31, 2013
                                                             ------------------------------ ------------------------------
                                                                       Estimated Fair Value           Estimated Fair Value
                                                                       --------------------           --------------------
                                                             Notional                       Notional
                           Primary Underlying Risk Exposure   Amount    Assets  Liabilities  Amount    Assets  Liabilities
                           --------------------------------  --------- -------- ----------- --------- -------- -----------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $     375 $     20    $      2 $     436 $      5   $      10
  Foreign currency swaps.. Foreign currency exchange rate...        --       --          --       122       --          13
                                                             --------- --------    -------- --------- --------   ---------
   Subtotal..............................................          375       20           2       558        5          23
                                                             --------- --------    -------- --------- --------   ---------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................       452       52          --       537        6          32
  Interest rate forwards.. Interest rate....................       155       28          --       245        3           4
  Foreign currency swaps.. Foreign currency exchange rate...       638       33          19       544       25          35
                                                             --------- --------    -------- --------- --------   ---------
   Subtotal..............................................        1,245      113          19     1,326       34          71
                                                             --------- --------    -------- --------- --------   ---------
    Total qualifying hedges.............................         1,620      133          21     1,884       39          94
                                                             --------- --------    -------- --------- --------   ---------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps....... Interest rate....................    14,428      600         179    22,262      881         441
Interest rate floors...... Interest rate....................    17,604       79          69    17,604      103          99
Interest rate caps........ Interest rate....................     7,901       14          --     9,651       36          --
Interest rate futures..... Interest rate....................     2,090       --           3     1,443       --           3
Interest rate options..... Interest rate....................       100       --          --        --       --          --
Foreign currency swaps.... Foreign currency exchange rate...       690       51          13       882       52          41
Foreign currency forwards. Foreign currency exchange rate...        62        4          --        56       --           1
Credit default
 swaps -- purchased....... Credit...........................       123       --           1       157       --           1
Credit default
 swaps -- written......... Credit...........................     2,300       30           2     2,243       38          --
Equity futures............ Equity market....................     1,216        3          --       778       --           3
Equity options............ Equity market....................     3,479      302          51     3,597      305          42
Variance swaps............ Equity market....................     2,571        8         103     2,270        6          94
TRRs...................... Equity market....................       412        6          --       462       --          22
                                                             --------- --------    -------- --------- --------   ---------
    Total non-designated or non-qualifying derivatives..        52,976    1,097         421    61,405    1,421         747
                                                             --------- --------    -------- --------- --------   ---------
      Total...........................................       $  54,596 $  1,230    $    442 $  63,289 $  1,460   $     841
                                                             ========= ========    ======== ========= ========   =========

  Based on notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both September 30, 2014 and December 31, 2013. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                           (Unaudited)-- (Continued)

6. Derivatives (continued)

derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                               Three Months     Nine Months
                                                   Ended           Ended
                                               September 30,   September 30,
                                              --------------- ---------------
                                               2014    2013    2014    2013
                                              ------ -------- ------ --------
                                                       (In millions)
  Derivatives and hedging gains (losses) (1). $   91 $  (183) $  242 $  (746)
  Embedded derivatives.......................    268     (16)    483      165
                                              ------ -------- ------ --------
   Total net derivative gains (losses)....... $  359 $  (199) $  725 $  (581)
                                              ====== ======== ====== ========

--------
(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                       Three Months    Nine Months
                                                          Ended           Ended
                                                      September 30,   September 30,
                                                     ---------------- --------------
                                                      2014     2013    2014   2013
                                                     ------- -------- ------ -------
                                                              (In millions)
Qualifying hedges:
 Net investment income.............................. $     1 $      1 $    2 $     2
 Interest credited to policyholder account balances.      --       --    (1)       2
Non-qualifying hedges:
 Net derivative gains (losses)......................      53        8    116      69
 Policyholder benefits and claims...................       5      (6)      4    (13)
                                                     ------- -------- ------ -------
   Total............................................ $    59 $      3 $  121 $    60
                                                     ======= ======== ====== =======

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

6. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                 Net          Net     Policyholder
                                              Derivative   Investment Benefits and
                                            Gains (Losses) Income (1)  Claims (2)
                                            -------------- ---------- ------------
                                                        (In millions)
Three Months Ended September 30, 2014
Interest rate derivatives..................     $     (19) $       --   $        3
Foreign currency exchange rate derivatives.             28         --           --
Credit derivatives -- purchased............              1         --           --
Credit derivatives -- written..............            (9)         --           --
Equity derivatives.........................             39         --          (1)
                                            -------------- ---------- ------------
 Total.....................................     $       40 $       --   $        2
                                            ============== ========== ============
Three Months Ended September 30, 2013
Interest rate derivatives..................     $     (47) $       --   $      (3)
Foreign currency exchange rate derivatives.           (30)         --           --
Credit derivatives -- purchased............             --         --           --
Credit derivatives -- written..............             10         --           --
Equity derivatives.........................          (125)        (3)         (15)
                                            -------------- ---------- ------------
 Total.....................................     $    (192) $      (3)   $     (18)
                                            ============== ========== ============
Nine Months Ended September 30, 2014
Interest rate derivatives..................     $      170 $       --   $       25
Foreign currency exchange rate derivatives.             28         --           --
Credit derivatives -- purchased............              1         --           --
Credit derivatives -- written..............            (8)         --           --
Equity derivatives.........................           (79)        (7)         (22)
                                            -------------- ---------- ------------
 Total.....................................     $      112 $      (7)   $        3
                                            ============== ========== ============
Nine Months Ended September 30, 2013
Interest rate derivatives..................     $    (450) $       --   $     (16)
Foreign currency exchange rate derivatives.           (14)         --           --
Credit derivatives -- purchased............             --         --           --
Credit derivatives -- written..............             17         --           --
Equity derivatives.........................          (368)        (6)         (60)
                                            -------------- ---------- ------------
 Total.....................................     $    (815) $      (6)   $     (76)
                                            ============== ========== ============

--------
(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

6. Derivatives (continued)


Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                         Net Derivative  Net Derivative Ineffectiveness
                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value   Hedged Items in Fair Value     Recognized    Recognized for Net Derivative
Hedging Relationships         Hedging Relationships      for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------- --------------- -------------- ---------------
                                                                         (In millions)
Three Months Ended September 30, 2014
Interest rate swaps:       Fixed maturity securities....   $           1   $        (1)   $          --
                           Policyholder liabilities (1).               5            (5)              --
Foreign currency swaps:    Foreign-denominated PABs (2).              --             --              --
                                                           -------------   ------------   -------------
  Total...............................................     $           6   $        (6)   $          --
                                                           =============   ============   =============
Three Months Ended September 30, 2013
Interest rate swaps:       Fixed maturity securities....   $         (1)   $          1   $          --
                           Policyholder liabilities (1).             (6)              6              --
Foreign currency swaps:    Foreign-denominated PABs (2).               6            (7)             (1)
                                                           -------------   ------------   -------------
  Total...............................................     $         (1)   $         --   $         (1)
                                                           =============   ============   =============
Nine Months Ended September 30, 2014
Interest rate swaps:       Fixed maturity securities....   $           1   $        (1)   $          --
                           Policyholder liabilities (1).              19           (19)              --
Foreign currency swaps:    Foreign-denominated PABs (2).              --             --              --
                                                           -------------   ------------   -------------
  Total...............................................     $          20   $       (20)   $          --
                                                           =============   ============   =============
Nine Months Ended September 30, 2013
Interest rate swaps:       Fixed maturity securities....   $           6   $        (7)   $         (1)
                           Policyholder liabilities (1).            (24)             22             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).             (1)             --             (1)
                                                           -------------   ------------   -------------
  Total...............................................     $        (19)   $         15   $         (4)
                                                           =============   ============   =============

--------
(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

6. Derivatives (continued)


  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). For the three months ended September 30, 2014, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges. For the nine months ended September 30, 2014, the amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges were not significant. For the three months and nine months ended September 30, 2013, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

  At September 30, 2014 and December 31, 2013, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years and six years, respectively.

  At September 30, 2014 and December 31, 2013, the balance in AOCI associated with cash flow hedges was $188 million and $39 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and comprehensive income (loss) and the consolidated statements of stockholder's equity:

                                                                 Amount and Location       Amount and Location
                                         Amount of Gains          of Gains (Losses)         of Gains (Losses)
Derivatives in Cash Flow               (Losses) Deferred in       Reclassified from       Recognized in Income
Hedging Relationships                  AOCI on Derivatives     AOCI into Income (Loss)    (Loss) on Derivatives
-------------------------------------- -------------------- ----------------------------- ---------------------
                                       (Effective Portion)       (Effective Portion)      (Ineffective Portion)
                                       -------------------- ----------------------------- ---------------------
                                                            Net Derivative Net Investment    Net Derivative
                                                            Gains (Losses)     Income        Gains (Losses)
                                                            -------------- -------------- ---------------------
                                                                    (In millions)
Three Months Ended September 30, 2014
Interest rate swaps................... $                 18 $           -- $            1 $                  --
Interest rate forwards................                    7             --             --                    --
Foreign currency swaps................                   27            (4)             --                    --
Credit forwards.......................                   --             --             --                    --
                                       -------------------- -------------- -------------- ---------------------
  Total............................... $                 52 $          (4) $            1 $                  --
                                       ==================== ============== ============== =====================
Three Months Ended September 30, 2013
Interest rate swaps................... $               (20) $            2 $           -- $                 (1)
Interest rate forwards................                 (12)              1             --                   (1)
Foreign currency swaps................                 (32)              1             --                    --
Credit forwards.......................                  (1)             --             --                    --
                                       -------------------- -------------- -------------- ---------------------
  Total............................... $               (65) $            4 $           -- $                 (2)
                                       ==================== ============== ============== =====================
Nine Months Ended September 30, 2014
Interest rate swaps................... $                 86 $           -- $            1 $                  --
Interest rate forwards................                   38              1              1                     1
Foreign currency swaps................                   24            (4)             --                    --
Credit forwards.......................                   --             --             --                    --
                                       -------------------- -------------- -------------- ---------------------
  Total............................... $                148 $          (3) $            2 $                   1
                                       ==================== ============== ============== =====================
Nine Months Ended September 30, 2013
Interest rate swaps................... $               (97) $            1 $           -- $                  --
Interest rate forwards................                 (47)              7              1                    --
Foreign currency swaps................                 (10)             --             --                     1
Credit forwards.......................                  (1)             --             --                    --
                                       -------------------- -------------- -------------- ---------------------
  Total............................... $              (155) $            8 $            1 $                   1
                                       ==================== ============== ============== =====================

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

6. Derivatives (continued)


  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At September 30, 2014, $5 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.3 billion and $2.2 billion at September 30, 2014 and December 31, 2013, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At September 30, 2014 and December 31, 2013, the Company would have received $28 million and $38 million, respectively, to terminate all of these contracts.

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                     September 30, 2014                       December 31, 2013
                                          ---------------------------------------- ----------------------------------------
                                          Estimated      Maximum                   Estimated      Maximum
                                          Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
                                          of Credit   Payments under    Average    of Credit   Payments under    Average
Rating Agency Designation of Referenced    Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)                      Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------------------- ---------- ---------------- ------------ ---------- ---------------- ------------
                                                 (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default swaps
  (corporate)............................      $   2       $      155          2.4      $   3         $    115          2.7
Credit default swaps referencing indices.         --              602          0.5          6              650          1.1
                                          ---------- ----------------              ---------- ----------------
 Subtotal................................          2              757          0.9          9              765          1.3
                                          ---------- ----------------              ---------- ----------------
Baa
Single name credit default swaps
  (corporate)............................          6              454          2.5          8              446          3.0
Credit default swaps referencing indices.         18            1,053          4.4         18              996          4.9
                                          ---------- ----------------              ---------- ----------------
 Subtotal................................         24            1,507          3.8         26            1,442          4.3
                                          ---------- ----------------              ---------- ----------------
B
Single name credit default swaps
  (corporate)............................         --               --           --         --               --           --
Credit default swaps referencing indices.          2               36          4.8          3               36          5.0
                                          ---------- ----------------              ---------- ----------------
 Subtotal................................          2               36          4.8          3               36          5.0
                                          ---------- ----------------              ---------- ----------------
   Total.................................      $  28       $    2,300          2.9      $  38         $  2,243          3.3
                                          ========== ================              ========== ================

--------

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                           (Unaudited)-- (Continued)

6. Derivatives (continued)


(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

6. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                               September 30, 2014   December 31, 2013
                                                                              -------------------- --------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement   Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                            (In millions)
       Gross estimated fair value of derivatives:
        OTC-bilateral (1).................................................... $  1,199    $    402 $  1,450      $  851
        OTC-cleared (1)......................................................       56          42       50           9
        Exchange-traded......................................................        3           3       --           6
                                                                              -------- ----------- -------- -----------
          Total gross estimated fair value of derivatives (1)................    1,258         447    1,500         866
       Amounts offset on the consolidated balance sheets.....................       --          --       --          --
                                                                              -------- ----------- -------- -----------
           Estimated fair value of derivatives presented on the
              consolidated balance sheets (1)................................    1,258         447    1,500         866
       Gross amounts not offset on the consolidated balance sheets:
        Gross estimated fair value of derivatives: (2)
          OTC-bilateral......................................................    (311)       (311)    (670)       (670)
          OTC-cleared........................................................     (35)        (35)      (8)         (8)
          Exchange-traded....................................................       --          --       --          --
        Cash collateral: (3), (4)
          OTC-bilateral......................................................    (229)          --    (216)          --
          OTC-cleared........................................................     (19)         (7)     (40)         (1)
          Exchange-traded....................................................       --         (1)       --         (5)
       Securities collateral: (5)
        OTC-bilateral........................................................    (637)        (90)    (554)       (160)
        OTC-cleared..........................................................       --          --       --          --
        Exchange-traded......................................................       --         (2)       --         (1)
                                                                              -------- ----------- -------- -----------
            Net amount after application of master netting
              agreements and collateral...................................... $     27    $      1 $     12      $   21
                                                                              ======== =========== ======== ===========

--------
(1)At September 30, 2014 and December 31, 2013, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $28 million and $40 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $5 million and $25 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is held in separate custodial accounts and is not recorded on the Company's balance sheet because the account

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                           (Unaudited)-- (Continued)

6. Derivatives (continued)

   title is in the name of the counterparty (but ring-fenced for the benefit of the Company). The amount of this off-balance sheet collateral was $28 million and $0 at September 30, 2014 and December 31, 2013, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At September 30, 2014 and December 31, 2013, the Company received excess cash collateral of $14 million (including $8 million off-balance sheet cash collateral held in separate custodial accounts) and $21 million, respectively, and provided excess cash collateral of $23 million and $19 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at September 30, 2014 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At September 30, 2014 and December 31, 2013, the Company received excess securities collateral with an estimated fair value of $50 million and $34 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At September 30, 2014 and December 31, 2013, the Company provided excess securities collateral with an estimated fair value of $8 million and $1 million, respectively, for its OTC-bilateral derivatives and $30 million and $29 million, respectively, for its OTC-cleared derivatives, and $71 million and $46 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

6. Derivatives (continued)

triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                           Estimated
                                         Fair Value of
                                      Collateral Provided   Fair Value of Incremental Collateral Provided Upon
                                      ------------------- ------------------------------------------------------
                                                              One Notch               Downgrade in the
                                                              Downgrade      Company's Financial Strength Rating
                     Estimated                                  in the            to a Level that Triggers
                   Fair Value of                              Company's      Full Overnight Collateralization or
                 Derivatives in Net     Fixed Maturity    Financial Strength           Termination of
               Liability Position (1)     Securities            Rating             the Derivative Position
               ---------------------- ------------------- ------------------ -----------------------------------
                                                         (In millions)
September 30,
  2014........             $       91          $       98           $     --                   $               1
December 31,
  2013........             $      181          $      161           $     --                   $               2

--------
(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, guaranteed minimum accumulation benefits ("GMABs") and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; fixed annuities with equity-indexed returns; and certain debt and equity securities.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                        Balance Sheet Location   September 30, 2014 December 31, 2013
                                                       ------------------------- ------------------ -----------------
                                                                                            (In millions)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits................... Premiums, reinsurance and
                                                       other receivables........         $    1,876        $      912
  Options embedded in debt or equity securities....... Investments..............               (39)              (30)
                                                                                 ------------------ -----------------
   Net embedded derivatives within asset host contracts......................            $    1,837        $      882
                                                                                 ================== =================
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.................. PABs.....................         $    (960)        $  (1,232)
  Assumed guaranteed minimum benefits................. Other policy-related
                                                       balances.................                (9)              (13)
  Funds withheld on ceded reinsurance................. Other liabilities........                277                34
  Other............................................... PABs.....................                 12                --
                                                                                         ----------        ----------
   Net embedded derivatives within liability host contracts..................            $    (680)        $  (1,211)
                                                                                 ================== =================

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

6. Derivatives (continued)


  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Three Months    Nine Months
                                                  Ended           Ended
                                              September 30,   September 30,
                                             ---------------- -------------
                                               2014    2013    2014   2013
                                             -------- ------- ------ ------
                                                     (In millions)
     Net derivative gains (losses) (1), (2). $    268 $  (16) $  483 $  165

--------
(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were $17 million and $24 million for the three months and nine months ended September 30, 2014, respectively, and ($12) million and ($139) million for the three months and nine months ended September 30, 2013, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($115) million and ($119) million for the three months and nine months ended September 30, 2014, respectively, and $39 million and $198 million for the three months and nine months ended September 30, 2013, respectively.

(2)See Note 12 for discussion of affiliated net derivative gains (losses) included in the table above.

7. Fair Value

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

7. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            September 30, 2014
                                                              ----------------------------------------------
                                                                   Fair Value Hierarchy
                                                              ------------------------------
                                                                                             Total Estimated
                                                              Level 1   Level 2    Level 3     Fair Value
                                                              -------- ---------- ---------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     -- $   14,415 $    1,442      $   15,857
  Foreign corporate..........................................       --      4,367        716           5,083
  U.S. Treasury and agency...................................    6,523      4,968         --          11,491
  RMBS.......................................................       --      4,947        563           5,510
  State and political subdivision............................       --      2,363          2           2,365
  ABS........................................................       --      1,389        214           1,603
  CMBS.......................................................       --      1,190        102           1,292
  Foreign government.........................................       --        689         --             689
                                                              -------- ---------- ---------- ---------------
   Total fixed maturity securities...........................    6,523     34,328      3,039          43,890
                                                              -------- ---------- ---------- ---------------
Equity securities:
  Non-redeemable preferred stock.............................       --        160         47             207
  Common stock...............................................       99         80         30             209
                                                              -------- ---------- ---------- ---------------
   Total equity securities...................................       99        240         77             416
                                                              -------- ---------- ---------- ---------------
Short-term investments (1)...................................      187      1,150         --           1,337
Mortgage loans held by CSEs -- FVO...........................       --        313         --             313
Other invested assets:
  FVO securities.............................................       --         --         --              --
  Derivative assets: (2)
   Interest rate.............................................       --        765         28             793
   Foreign currency exchange rate............................       --         88         --              88
   Credit....................................................       --         29          1              30
   Equity market.............................................        3        308          8             319
                                                              -------- ---------- ---------- ---------------
     Total derivative assets.................................        3      1,190         37           1,230
                                                              -------- ---------- ---------- ---------------
      Total other invested assets............................        3      1,190         37           1,230
                                                              -------- ---------- ---------- ---------------
Net embedded derivatives within asset host contracts (3).....       --         --      1,876           1,876
Separate account assets (4)..................................      325     96,750        164          97,239
                                                              -------- ---------- ---------- ---------------
        Total assets......................................... $  7,137 $  133,971 $    5,193      $  146,301
                                                              ======== ========== ========== ===============
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      3 $      250 $       --      $      253
  Foreign currency exchange rate.............................       --         32         --              32
  Credit.....................................................       --          2          1               3
  Equity market..............................................       --         51        103             154
                                                              -------- ---------- ---------- ---------------
   Total derivative liabilities..............................        3        335        104             442
                                                              -------- ---------- ---------- ---------------
Net embedded derivatives within liability host contracts (3).       --         --      (680)           (680)
Long-term debt of CSEs -- FVO................................       --        172         --             172
                                                              -------- ---------- ---------- ---------------
        Total liabilities.................................... $      3 $      507 $    (576)      $     (66)
                                                              ======== ========== ========== ===============

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

7. Fair Value (continued)


                                                                            December 31, 2013
                                                              ----------------------------------------------
                                                                   Fair Value Hierarchy
                                                              ------------------------------
                                                                                             Total Estimated
                                                              Level 1   Level 2    Level 3     Fair Value
                                                              -------- ---------- ---------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     -- $   15,454 $    1,248     $    16,702
  Foreign corporate..........................................       --      7,783        734           8,517
  U.S. Treasury and agency...................................    4,365      3,929         --           8,294
  RMBS.......................................................       --      4,266        422           4,688
  State and political subdivision............................       --      2,224         --           2,224
  ABS........................................................       --      1,682        419           2,101
  CMBS.......................................................       --      1,532         72           1,604
  Foreign government.........................................       --      1,122         --           1,122
                                                              -------- ---------- ---------- ---------------
   Total fixed maturity securities...........................    4,365     37,992      2,895          45,252
                                                              -------- ---------- ---------- ---------------
Equity securities:
  Non-redeemable preferred stock.............................       --        136         81             217
  Common stock...............................................       86         84         31             201
                                                              -------- ---------- ---------- ---------------
   Total equity securities...................................       86        220        112             418
                                                              -------- ---------- ---------- ---------------
Short-term investments (1)...................................      391      1,671         --           2,062
Mortgage loans held by CSEs -- FVO...........................       --      1,598         --           1,598
Other invested assets:
  FVO securities.............................................       --          9         --               9
  Derivative assets: (2)
   Interest rate.............................................       --      1,011         23           1,034
   Foreign currency exchange rate............................       --         77         --              77
   Credit....................................................       --         32          6              38
   Equity market.............................................       --        305          6             311
                                                              -------- ---------- ---------- ---------------
     Total derivative assets.................................       --      1,425         35           1,460
                                                              -------- ---------- ---------- ---------------
      Total other invested assets............................       --      1,434         35           1,469
                                                              -------- ---------- ---------- ---------------
Net embedded derivatives within asset host contracts (3).....       --         --        912             912
Separate account assets (4)..................................      259     97,368        153          97,780
                                                              -------- ---------- ---------- ---------------
        Total assets......................................... $  5,101 $  140,283 $    4,107     $   149,491
                                                              ======== ========== ========== ===============
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      3 $      574 $       12     $       589
  Foreign currency exchange rate.............................       --         90         --              90
  Credit.....................................................       --          1         --               1
  Equity market..............................................        3         64         94             161
                                                              -------- ---------- ---------- ---------------
   Total derivative liabilities..............................        6        729        106             841
                                                              -------- ---------- ---------- ---------------
Net embedded derivatives within liability host contracts (3).       --         --    (1,211)         (1,211)
Long-term debt of CSEs -- FVO................................       --      1,461         --           1,461
                                                              -------- ---------- ---------- ---------------
        Total liabilities.................................... $      6 $    2,190 $  (1,105)     $     1,091
                                                              ======== ========== ========== ===============

--------
(1)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                           (Unaudited)-- (Continued)

7. Fair Value (continued)


(2)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs, other policy-related balances and other liabilities on the consolidated balance sheets. At September 30, 2014 and December 31, 2013, equity securities also included embedded derivatives of ($39) million and ($30) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company of Connecticut's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                           (Unaudited)-- (Continued)

7. Fair Value (continued)

  independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 1% of the total estimated fair value of fixed maturity securities and 16% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes securities priced principally by independent pricing services using observable inputs. FVO securities and short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                           (Unaudited)-- (Continued)

7. Fair Value (continued)


   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately-placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer, and in certain cases, delta spread adjustments to reflect specific credit-related issues.

   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

   Structured securities comprised of RMBS, ABS and CMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs, including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Non-redeemable preferred and common stock

     These securities are principally valued using the market approach. Valuations are based principally on observable inputs, including quoted prices in markets that are not considered active.

  Level 3 Valuation Techniques and Key Inputs:

    In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for Level 2. However, if key inputs are unobservable, or if the investments are less

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                           (Unaudited)-- (Continued)

7. Fair Value (continued)

  liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

    Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

   U.S. corporate and foreign corporate securities

     These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Structured securities comprised of RMBS, ABS and CMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads. Below investment grade securities and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on independent non-binding broker quotations and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on matrix pricing that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads.

   Non-redeemable preferred and common stock

     These securities, including privately-held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit ratings and issuance structures. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                           (Unaudited)-- (Continued)

7. Fair Value (continued)


  Mortgage Loans Held by CSEs -- FVO

    The Company consolidates certain securitization entities that hold mortgage loans.

  Level 2 Valuation Techniques and Key Inputs:

    These investments are principally valued using the market approach. The principal market for these investments is the securitization market. The Company uses the quoted securitization market price of the obligations of the CSEs to determine the estimated fair value of these commercial loan portfolios. These market prices are determined principally by independent pricing services using observable inputs.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets include: mutual funds, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs." Also included are certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported net asset value ("NAV") provided by the fund managers.

  Level 3 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs." Also included are other limited partnership interests, which are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables that may impact the exit value of the particular partnership interest.

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                           (Unaudited)-- (Continued)

7. Fair Value (continued)


   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

   Interest rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, basis curves and interest rate volatility.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                           (Unaudited)-- (Continued)

7. Fair Value (continued)


   Foreign currency exchange rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

   Credit

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

   Equity market

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels and dividend yield curves.

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

  Level 3 Valuation Techniques and Key Inputs:

    These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

   Interest rate

     Non-option-based. Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and basis curves.

   Credit

     Non-option-based. Significant unobservable inputs may include credit spreads, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

   Equity market

     Non-option-based. Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance and within certain annuity contracts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                           (Unaudited)-- (Continued)

7. Fair Value (continued)

 Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are primarily classified within PABs on the consolidated balance sheets.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                           (Unaudited)-- (Continued)

7. Fair Value (continued)


   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

   The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                           (Unaudited)-- (Continued)

7. Fair Value (continued)

   one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    For assets and liabilities measured at estimated fair value and still held at September 30, 2014 and December 31, 2013, transfers between Levels 1 and 2 were not significant.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                           (Unaudited)-- (Continued)

7. Fair Value (continued)


  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                                   September 30, 2014
                                                                                              ----------------------------
                                        Valuation                     Significant                                Weighted
                                       Techniques                 Unobservable Inputs              Range        Average (1)
                               ----------------------------    ---------------------------    ----------------  -----------
Fixed maturity securities (3)
U.S. corporate and foreign                                      Delta spread                      (5)  -    250      58
 corporate....................  Matrix pricing                   adjustments (4)
                                                                Illiquidity premium (4)           30   -     30      30
                                                                Credit spreads (4)              (123)  -  3,117     177
                                                                Offered quotes (5)                99   -    101     100
                                Market pricing                  Quoted prices (5)                  -   -    750     366
                                Consensus pricing               Offered quotes (5)
                               ---------------------------------------------------------------------------------------------
RMBS..........................  Matrix pricing and              Credit spreads (4)               103   -    399     208
                                  discounted cash flow
                                Market pricing                  Quoted prices (5)                 37   -    101      94
                                Consensus pricing               Offered quotes (5)                 1   -    116      93
                               ---------------------------------------------------------------------------------------------
CMBS..........................  Matrix pricing and              Credit spreads (4)
                                  discounted cash flow
                                Market pricing                  Quoted prices (5)                  5   -    112     103
                                Consensus pricing               Offered quotes (5)               100   -    100     100
                               ---------------------------------------------------------------------------------------------
ABS...........................  Matrix pricing and              Credit spreads (4)                61   -    600     186
                                  discounted cash flow
                                Market pricing                  Quoted prices (5)                  -   -    106      99
                                Consensus pricing               Offered quotes (5)               100   -    100     100
                               ---------------------------------------------------------------------------------------------
Derivatives
Interest rate.................  Present value techniques        Swap yield (7)                   324   -    351
                               ---------------------------------------------------------------------------------------------
Credit........................  Present value techniques        Credit spreads (8)                99   -    101
                                Consensus pricing               Offered quotes (9)
                               ---------------------------------------------------------------------------------------------
Equity market.................  Present value techniques        Volatility (10)                  16%   -    23%
                               ---------------------------------------------------------------------------------------------
Embedded derivatives
Direct and ceded                Option pricing                  Mortality rates:
 guaranteed minimum               techniques                       Ages 0 - 40                    0%   -  0.10%
 benefits.....................
                                                                   Ages 41 - 60                0.04%   -  0.65%
                                                                   Ages 61 - 115               0.26%   -   100%
                                                                Lapse rates:
                                                                   Durations 1 - 10            0.50%   -   100%
                                                                   Durations 11 - 20              3%   -   100%
                                                                   Durations 21 - 116             3%   -   100%
                                                                Utilization rates                20%   -    50%
                                                                Withdrawal rates               0.07%   -    10%
                                                                Long-term equity
                                                                  volatilities                17.40%   -    25%
                                                                Nonperformance risk
                                                                  spread                       0.03%   -  1.36%
                               ---------------------------------------------------------------------------------------------

                                                                                                   December 31, 2013
                                                                                              ----------------------------
                                        Valuation                     Significant                                Weighted
                                       Techniques                 Unobservable Inputs              Range        Average (1)
                               ----------------------------    ---------------------------    ----------------  -----------
Fixed maturity securities (3)
U.S. corporate and foreign                                      Delta spread                     (10)  -    240      51
 corporate....................  Matrix pricing                   adjustments (4)
                                                                Illiquidity premium (4)           30   -     30      30
                                                                Credit spreads (4)              (112)  -    538     208
                                                                Offered quotes (5)                99   -    100     100
                                Market pricing                  Quoted prices (5)
                                Consensus pricing               Offered quotes (5)                33   -    103      87
                               ---------------------------------------------------------------------------------------------
RMBS..........................  Matrix pricing and              Credit spreads (4)               (96)  -  2,406     295
                                  discounted cash flow
                                Market pricing                  Quoted prices (5)                 10   -    100      95
                                Consensus pricing               Offered quotes (5)                78   -    100      95
                               ---------------------------------------------------------------------------------------------
CMBS..........................  Matrix pricing and              Credit spreads (4)               341   -  1,879     746
                                  discounted cash flow
                                Market pricing                  Quoted prices (5)                 97   -    104     101
                                Consensus pricing               Offered quotes (5)               101   -    101     101
                               ---------------------------------------------------------------------------------------------
ABS...........................  Matrix pricing and              Credit spreads (4)                30   -    875     319
                                  discounted cash flow
                                Market pricing                  Quoted prices (5)                  -   -    104     101
                                Consensus pricing               Offered quotes (5)                58   -    106      98
                               ---------------------------------------------------------------------------------------------
Derivatives
Interest rate.................  Present value techniques        Swap yield (7)                   248   -    450
                               ---------------------------------------------------------------------------------------------
Credit........................  Present value techniques        Credit spreads (8)                98   -    100
                                Consensus pricing               Offered quotes (9)
                               ---------------------------------------------------------------------------------------------
Equity market.................  Present value techniques        Volatility (10)                  17%   -    28%
                               ---------------------------------------------------------------------------------------------
Embedded derivatives
Direct and ceded                Option pricing                  Mortality rates:
 guaranteed minimum               techniques                       Ages 0 - 40                    0%   -  0.10%
 benefits.....................
                                                                   Ages 41 - 60                0.04%   -  0.65%
                                                                   Ages 61 - 115               0.26%   -   100%
                                                                Lapse rates:
                                                                   Durations 1 - 10            0.50%   -   100%
                                                                   Durations 11 - 20              3%   -   100%
                                                                   Durations 21 - 116             3%   -   100%
                                                                Utilization rates                20%   -    50%
                                                                Withdrawal rates               0.07%   -    10%
                                                                Long-term equity
                                                                  volatilities                17.40%   -    25%
                                                                Nonperformance risk
                                                                  spread                       0.03%   -  0.44%
                               ---------------------------------------------------------------------------------------------

                                                                                                Impact of
                                                                                               Increase in
                                                                                                Input on
                                        Valuation                     Significant               Estimated
                                       Techniques                 Unobservable Inputs         Fair Value (2)
                               ----------------------------    ---------------------------    --------------
Fixed maturity securities (3)
U.S. corporate and foreign                                      Delta spread                    Decrease
 corporate....................  Matrix pricing                   adjustments (4)
                                                                Illiquidity premium (4)         Decrease
                                                                Credit spreads (4)              Decrease
                                                                Offered quotes (5)              Increase
                                Market pricing                  Quoted prices (5)               Increase
                                Consensus pricing               Offered quotes (5)              Increase
                               ------------------------------------------------------------------------------
RMBS..........................  Matrix pricing and              Credit spreads (4)            Decrease (6)
                                  discounted cash flow
                                Market pricing                  Quoted prices (5)             Increase (6)
                                Consensus pricing               Offered quotes (5)            Increase (6)
                               ------------------------------------------------------------------------------
CMBS..........................  Matrix pricing and              Credit spreads (4)            Decrease (6)
                                  discounted cash flow
                                Market pricing                  Quoted prices (5)             Increase (6)
                                Consensus pricing               Offered quotes (5)            Increase (6)
                               ------------------------------------------------------------------------------
ABS...........................  Matrix pricing and              Credit spreads (4)            Decrease (6)
                                  discounted cash flow
                                Market pricing                  Quoted prices (5)             Increase (6)
                                Consensus pricing               Offered quotes (5)            Increase (6)
                               ------------------------------------------------------------------------------
Derivatives
Interest rate.................  Present value techniques        Swap yield (7)                Increase (11)
                               ------------------------------------------------------------------------------
Credit........................  Present value techniques        Credit spreads (8)            Decrease (8)
                                Consensus pricing               Offered quotes (9)
                               ------------------------------------------------------------------------------
Equity market.................  Present value techniques        Volatility (10)               Increase (11)
                               ------------------------------------------------------------------------------
Embedded derivatives
Direct and ceded                Option pricing                  Mortality rates:
 guaranteed minimum               techniques                       Ages 0 - 40                Decrease (12)
 benefits.....................
                                                                   Ages 41 - 60               Decrease (12)
                                                                   Ages 61 - 115              Decrease (12)
                                                                Lapse rates:
                                                                   Durations 1 - 10           Decrease (13)
                                                                   Durations 11 - 20          Decrease (13)
                                                                   Durations 21 - 116         Decrease (13)
                                                                Utilization rates             Increase (14)
                                                                Withdrawal rates                      (15)
                                                                Long-term equity
                                                                  volatilities                Increase (16)
                                                                Nonperformance risk
                                                                  spread                      Decrease (17)
                               ------------------------------------------------------------------------------

--------
(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                           (Unaudited)-- (Continued)

7. Fair Value (continued)


(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)At both September 30, 2014 and December 31, 2013, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                           (Unaudited)-- (Continued)

7. Fair Value (continued)

   fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(16)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                           (Unaudited)-- (Continued)

7. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          -----------------------------------------------------------------
                                                              Fixed Maturity Securities
                                          -----------------------------------------------------------------
                                                                            State and
                                            U.S.           Foreign          Political                   Foreign
                                          Corporate       Corporate  RMBS  Subdivision  ABS     CMBS   Government
                                          ---------       --------- ------ ----------- ------ -------- ----------
                                                                    (In millions)
Three Months Ended September 30, 2014
Balance, beginning of period.............  $  1,414          $  689 $  529      $    2 $  218 $     85    $    --
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................         2              --      1          --     --       --         --
   Net investment gains (losses).........        --              --     --          --     --       --         --
   Net derivative gains (losses).........        --              --     --          --     --       --         --
  OCI....................................        15            (19)      5          --     --       --         --
Purchases (3)............................        56              26     63          --    116       17         --
Sales (3)................................      (24)             (2)   (30)          --    (3)      (4)         --
Issuances (3)............................        --              --     --          --     --       --         --
Settlements (3)..........................        --              --     --          --     --       --         --
Transfers into Level 3 (4)...............         3              43     --          --     --        6         --
Transfers out of Level 3 (4).............      (24)            (21)    (5)          --  (117)      (2)         --
                                          ---------       --------- ------ ----------- ------ -------- ----------
Balance, end of period...................  $  1,442          $  716 $  563      $    2 $  214 $    102    $    --
                                          =========       ========= ====== =========== ====== ======== ==========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income.................  $      2          $   -- $    1      $   -- $   -- $     --    $    --
   Net investment gains (losses).........  $     --          $   -- $   --      $   -- $   -- $     --    $    --
   Net derivative gains (losses).........  $     --          $   -- $   --      $   -- $   -- $     --    $    --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

7. Fair Value (continued)


                                              Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          -------------------------------------------------------------------------------
                                          Equity Securities              Net Derivatives (6)
                                          -----------------             ----------------------
                                            Non -
                                          redeemable                                                 Net        Separate
                                          Preferred  Common Short-term  Interest        Equity    Embedded      Account
                                            Stock    Stock  Investments   Rate   Credit Market Derivatives (7) Assets (8)
                                          ---------- ------ ----------- -------- ------ ------ --------------- ----------
                                                                           (In millions)
Three Months Ended September 30, 2014
Balance, beginning of period.............     $   62   $ 36      $   --    $  23   $  3 $ (99)       $   2,326       $161
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................         --     --          --       --     --     --              --         --
   Net investment gains (losses).........          2     --          --       --     --     --              --         --
   Net derivative gains (losses).........         --     --          --       --    (3)      4             268         --
  OCI....................................        (4)     --          --        7     --     --              --         --
Purchases (3)............................         --     --          --       --     --     --              --          2
Sales (3)................................       (13)    (1)          --       --     --     --              --        (2)
Issuances (3)............................         --     --          --       --     --     --              --         --
Settlements (3)..........................         --     --          --      (2)     --     --            (38)         --
Transfers into Level 3 (4)...............         --     --          --       --     --     --              --          4
Transfers out of Level 3 (4).............         --    (5)          --       --     --     --              --        (1)
                                          ---------- ------ ----------- -------- ------ ------ --------------- ----------
Balance, end of period...................     $   47   $ 30      $   --    $  28   $ -- $ (95)       $   2,556       $164
                                          ========== ====== =========== ======== ====== ====== =============== ==========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income.................     $   --   $ --      $   --    $  --   $ -- $   --       $      --       $ --
   Net investment gains (losses).........     $   --   $ --      $   --    $  --   $ -- $   --       $      --       $ --
   Net derivative gains (losses).........     $   --   $ --      $   --    $  --   $(3) $    4       $     271       $ --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

7. Fair Value (continued)

                                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                       -----------------------------------------------------------------------
                                                                        Fixed Maturity Securities
                                                       -----------------------------------------------------------------------
                                                                                        State and
                                                         U.S.       Foreign             Political                   Foreign
                                                       Corporate   Corporate   RMBS    Subdivision    ABS   CMBS   Government
                                                       ---------   ---------   -----   -----------   -----  -----  ----------
                                                                              (In millions)
Three Months Ended September 30, 2013
Balance, beginning of period..........................    $1,169       $ 813   $ 352          $  6   $ 423  $  66       $   2
Total realized/unrealized gains (losses) included in:
  Net income (loss): (1), (2)
   Net investment income..............................         2          --       1            --      --     --          --
   Net investment gains (losses)......................        --         (3)     (1)            --       2     --          --
   Net derivative gains (losses)......................        --          --      --            --      --     --          --
  OCI.................................................       (7)          12     (2)            --     (2)     --          --
Purchases (3).........................................        20          --      81            --      37     18          --
Sales (3).............................................      (56)        (29)    (15)           (1)    (34)    (7)         (2)
Issuances (3).........................................        --          --      --            --      --     --          --
Settlements (3).......................................        --          --      --            --      --     --          --
Transfers into Level 3 (4)............................        --          11      --            --      --     --          --
Transfers out of Level 3 (4)..........................      (47)        (42)    (23)            --    (16)   (11)          --
                                                       ---------   ---------   -----   -----------   -----  -----  ----------
Balance, end of period................................    $1,081       $ 762   $ 393          $  5   $ 410  $  66       $  --
                                                       =========   =========   =====   ===========   =====  =====  ==========
Changes in unrealized gains (losses) included in net
 income (loss): (5)
   Net investment income..............................    $    2       $  --   $   1          $ --   $  --  $  --       $  --
   Net investment gains (losses)......................    $   --       $ (3)   $  --          $ --   $  --  $  --       $  --
   Net derivative gains (losses)......................    $   --       $  --   $  --          $ --   $  --  $  --       $  --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

7. Fair Value (continued)

                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                               --------------------------------------------------------------------------------
                                               Equity Securities               Net Derivatives (6)
                                               -----------------             -----------------------
                                                  Non-
                                               redeemable                                                  Net        Separate
                                               Preferred  Common Short-term  Interest        Equity     Embedded      Account
                                                 Stock    Stock  Investments   Rate   Credit Market  Derivatives (7) Assets (8)
                                               ---------- ------ ----------- -------- ------ ------- --------------- ----------
                                                                                (In millions)
Three Months Ended September 30, 2013
Balance, beginning of period..................     $   81 $   30         $ 2  $    47   $  6 $  (84)        $  2,453       $140
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income......................         --     --          --       --     --      --              --         --
   Net investment gains (losses)..............         --      2          --       --     --      --              --        (1)
   Net derivative gains (losses)..............         --     --          --        3      1     (8)            (20)         --
  OCI.........................................          2     --          --     (13)     --      --              --         --
Purchases (3).................................          2     --          --       --     --      --              --          1
Sales (3).....................................        (8)    (4)          --       --     --      --              --         --
Issuances (3).................................         --     --          --       --     --      --              --         --
Settlements (3)...............................         --     --          --      (2)     --      --            (30)         --
Transfers into Level 3 (4)....................         --     --          --       --     --      --              --         --
Transfers out of Level 3 (4)..................         --     --          --       --     --      --              --         --
                                               ---------- ------ ----------- -------- ------ ------- --------------- ----------
Balance, end of period........................     $   77 $   28         $ 2  $    35   $  7 $  (92)        $  2,403       $140
                                               ========== ====== =========== ======== ====== ======= =============== ==========
Changes in unrealized gains (losses) included
 in net income (loss): (5)
   Net investment income......................     $   -- $   --         $--  $    --   $ -- $    --        $     --       $ --
   Net investment gains (losses)..............     $   -- $   --         $--  $    --   $ -- $    --        $     --       $ --
   Net derivative gains (losses)..............     $   -- $   --         $--  $     5   $  1 $  (10)        $   (14)       $ --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

7. Fair Value (continued)

                                    Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                    ------------------------------------------------------------------------
                                                           Fixed Maturity Securities
                                    ------------------------------------------------------------------------
                                                                       State and
                                       U.S.      Foreign               Political                   Foreign
                                     Corporate  Corporate    RMBS     Subdivision   ABS    CMBS   Government
                                    ----------- --------- ----------- ----------- ------- ------- ----------
                                                                 (In millions)
Nine Months Ended September 30,
 2014
Balance, beginning of period....... $     1,248 $     734 $       422    $ --     $   419 $    72    $    --
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income...........           5         1           3      --          --      --         --
   Net investment gains (losses)...         (1)       (3)           3      --           1      --         --
   Net derivative gains (losses)...          --        --          --      --          --      --         --
 OCI...............................          60        11          14      --         (1)      --         --
Purchases (3)......................         101        27         185      --         131      39         --
Sales (3)..........................        (86)      (47)        (60)      --       (119)     (9)         --
Issuances (3)......................          --        --          --      --          --      --         --
Settlements (3)....................          --        --          --      --          --      --         --
Transfers into Level 3 (4).........         159        42          15       2          --      --         --
Transfers out of Level 3 (4).......        (44)      (49)        (19)      --       (217)      --         --
                                    ----------- --------- -----------    ----     ------- -------    -------
Balance, end of period............. $     1,442 $     716 $       563    $  2     $   214 $   102    $    --
                                    =========== ========= ===========    ====     ======= =======    =======
Changes in unrealized gains
 (losses) included in net income
 (loss): (5)
   Net investment income........... $         5 $      -- $         3    $ --     $    -- $    --    $    --
   Net investment gains (losses)... $       (2) $     (2) $        --    $ --     $    -- $    --    $    --
   Net derivative gains (losses)... $        -- $      -- $        --    $ --     $    -- $    --    $    --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

7. Fair Value (continued)

                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------------------
                                           Equity Securities               Net Derivatives (6)
                                          -------------------             ----------------------
                                             Non-
                                          redeemable                                                              Separate
                                          Preferred   Common  Short-term  Interest        Equity  Net Embedded    Account
                                            Stock     Stock   Investments   Rate   Credit Market Derivatives (7) Assets (8)
                                          ---------- -------- ----------- -------- ------ ------ --------------- ----------
                                                                      (In millions)
Nine Months Ended September 30, 2014
Balance, beginning of period............. $       81 $     31  $       -- $    11  $   6  $ (88)   $       2,123   $    153
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................         --       --          --      --     --      --              --         --
   Net investment gains (losses).........          1      (3)          --      --     --      --              --          5
   Net derivative gains (losses).........         --       --          --      17    (6)     (7)             495         --
  OCI....................................          1        8          --      38     --      --              --         --
Purchases (3)............................         --       --          --      --     --      --              --         11
Sales (3)................................       (19)      (6)          --      --     --      --              --        (8)
Issuances (3)............................         --       --          --      --     --      --              --         --
Settlements (3)..........................         --       --          --    (38)     --      --            (62)         --
Transfers into Level 3 (4)...............         --       --          --      --     --      --              --          3
Transfers out of Level 3 (4).............       (17)       --          --      --     --      --              --         --
                                          ---------- --------  ---------- -------  -----  ------   -------------   --------
Balance, end of period................... $       47 $     30  $       -- $    28  $  --  $ (95)   $       2,556   $    164
                                          ========== ========  ========== =======  =====  ======   =============   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income................. $       -- $     --  $       -- $    --  $  --  $   --   $          --   $     --
   Net investment gains (losses)......... $      (1) $     --  $       -- $    --  $  --  $   --   $          --   $     --
   Net derivative gains (losses)......... $       -- $     --  $       -- $    --  $ (6)  $  (7)   $         518   $     --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

7. Fair Value (continued)

                                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                       --------------------------------------------------------------------
                                                                            Fixed Maturity Securities
                                                       --------------------------------------------------------------------
                                                                                        State and
                                                         U.S.        Foreign            Political                   Foreign
                                                       Corporate    Corporate   RMBS   Subdivision  ABS    CMBS    Government
                                                       ---------    --------- -------- ----------- ------ ------- ------------
                                                                                  (In millions)
Nine Months Ended September 30, 2013
Balance, beginning of period..........................  $  1,434     $    868 $    278     $    25 $  343 $   125 $          3
Total realized/unrealized gains (losses) included in:
  Net income (loss): (1), (2)
   Net investment income..............................         7           --       --          --      1       1           --
   Net investment gains (losses)......................       (3)          (7)       --          --      2      --           --
   Net derivative gains (losses)......................        --           --       --          --     --      --           --
  OCI.................................................      (21)         (10)        7          --    (3)       2          (1)
Purchases (3).........................................       109           56      141          --    136      24           --
Sales (3).............................................     (192)         (83)     (37)         (1)   (41)    (60)          (2)
Issuances (3).........................................        --           --       --          --     --      --           --
Settlements (3).......................................        --           --       --          --     --      --           --
Transfers into Level 3 (4)............................        49           15        8          --     --      --           --
Transfers out of Level 3 (4)..........................     (302)         (77)      (4)        (19)   (28)    (26)           --
                                                       ---------    --------- -------- ----------- ------ ------- ------------
Balance, end of period................................  $  1,081     $    762 $    393     $     5 $  410 $    66 $         --
                                                       =========    ========= ======== =========== ====== ======= ============
Changes in unrealized gains (losses) included in net
 income (loss): (5)
   Net investment income..............................  $      7     $     -- $     --     $    -- $    1 $    -- $         --
   Net investment gains (losses)......................  $     --     $    (3) $     --     $    -- $   -- $    -- $         --
   Net derivative gains (losses)......................  $     --     $     -- $     --     $    -- $   -- $    -- $         --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

7. Fair Value (continued)

                                              Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          -------------------------------------------------------------------------------
                                          Equity Securities              Net Derivatives (6)
                                          -----------------             ----------------------
                                             Non-
                                          redeemable                                                            Separate
                                          Preferred  Common Short-term  Interest        Equity  Net Embedded    Account
                                            Stock    Stock  Investments   Rate   Credit Market Derivatives (7) Assets (8)
                                          ---------- ------ ----------- -------- ------ ------ --------------- ----------
                                                                     (In millions)
Nine Months Ended September 30, 2013
Balance, beginning of period.............      $  93   $ 26       $  13    $ 119   $ 10 $ (51)          $2,290       $141
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................         --     --          --       --     --     --              --         --
   Net investment gains (losses).........          4      2          --       --     --     --              --        (1)
   Net derivative gains (losses).........         --     --          --     (21)    (3)   (34)             153         --
  OCI....................................          9      1          --     (47)     --     --              --         --
Purchases (3)............................          2      3           2       --     --     --              --          3
Sales (3)................................       (31)    (4)        (13)       --     --     --              --        (3)
Issuances (3)............................         --     --          --       --     --     --              --         --
Settlements (3)..........................         --     --          --     (17)     --    (7)            (40)         --
Transfers into Level 3 (4)...............         --     --          --       --     --     --              --         --
Transfers out of Level 3 (4).............         --     --          --        1     --     --              --         --
                                          ---------- ------ ----------- -------- ------ ------ --------------- ----------
Balance, end of period...................      $  77   $ 28       $   2    $  35   $  7 $ (92)          $2,403       $140
                                          ========== ====== =========== ======== ====== ====== =============== ==========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income.................      $  --   $ --       $  --    $  --   $ -- $   --          $   --       $ --
   Net investment gains (losses).........      $  --   $ --       $  --    $  --   $ -- $   --          $   --       $ --
   Net derivative gains (losses).........      $  --   $ --       $  --    $(14)   $(3) $ (34)          $  172       $ --

--------
(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                           (Unaudited)-- (Continued)

7. Fair Value (continued)


 Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                      September 30, 2014 December 31, 2013
                                                                      ------------------ -----------------
                                                                                 (In millions)
Assets (1)
Unpaid principal balance.............................................             $  257          $  1,528
Difference between estimated fair value and unpaid principal balance.                 56                70
                                                                      ------------------ -----------------
 Carrying value at estimated fair value..............................             $  313          $  1,598
                                                                      ================== =================
Liabilities (1)
Contractual principal balance........................................             $  168          $  1,436
Difference between estimated fair value and contractual principal
  balance............................................................                  4                25
                                                                      ------------------ -----------------
 Carrying value at estimated fair value..............................             $  172          $  1,461
                                                                      ================== =================

--------
(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                                          Three Months    Nine Months
                                                                              Ended          Ended
                                             At September 30,             September 30,  September 30,
                                         ------------------------         ------------- ---------------
                                         2014                 2013         2014   2013   2014    2013
                                         -----               ------       ------ ------ ------ --------
                                         Carrying Value After Measurement        Gains (Losses)
                                         ------------------------         -----------------------------
                                                       (In millions)
Mortgage loans, net (1)................. $   3               $   18       $   -- $   -- $   -- $    (3)
Other limited partnership interests (2). $   9               $    4       $  (1) $   -- $  (5) $    (5)
Real estate joint ventures (3).......... $  --               $    1       $  (1) $   -- $  (1) $    (1)
Goodwill (4)............................ $  --               $   --       $   -- $ (66) $   -- $   (66)

--------
(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                           (Unaudited)-- (Continued)

7. Fair Value (continued)


(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both September 30, 2014 and 2013 were not significant.

(3)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include several real estate funds that typically invest primarily in commercial real estate. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next one to 10 years. Unfunded commitments for these investments at both September 30, 2014 and 2013 were not significant.

(4)As discussed in Note 10 of the Notes to the Consolidated Financial Statements included in the 2013 Annual Report, the Company recorded an impairment of goodwill associated with the Retail Life & Other reporting unit. This impairment has been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

7. Fair Value (continued)


  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                  September 30, 2014
                                     --------------------------------------------
                                                Fair Value Hierarchy
                                              ------------------------
                                                                         Total
                                     Carrying                          Estimated
                                      Value   Level 1 Level 2 Level 3  Fair Value
                                     -------- ------- ------- -------- ----------
                                                    (In millions)
Assets
Mortgage loans...................... $  5,465   $  --  $   -- $  5,865   $  5,865
Policy loans........................ $  1,178   $  --  $  839 $    404   $  1,243
Real estate joint ventures.......... $     47   $  --  $   -- $     99   $     99
Other limited partnership interests. $     67   $  --  $   -- $     90   $     90
Other invested assets............... $    501   $  --  $  509 $     --   $    509
Premiums, reinsurance and other
  receivables....................... $  6,340   $  --  $   65 $  7,050   $  7,115
Liabilities
PABs................................ $ 18,661   $  --  $   -- $ 19,760   $ 19,760
Long-term debt...................... $    789   $  --  $1,122 $     --   $  1,122
Other liabilities................... $    681   $  --  $  513 $    168   $    681
Separate account liabilities........ $  1,429   $  --  $1,429 $     --   $  1,429

                                                   December 31, 2013
                                     ---------------------------------------------
                                                 Fair Value Hierarchy
                                               ------------------------
                                                                          Total
                                     Carrying                           Estimated
                                      Value    Level 1 Level 2 Level 3  Fair Value
                                     --------- ------- ------- -------- ----------
                                                     (In millions)
Assets
Mortgage loans...................... $   6,120   $  --  $   -- $  6,427   $  6,427
Policy loans........................ $   1,219   $  --  $  872 $    407   $  1,279
Real estate joint ventures.......... $      55   $  --  $   -- $     98   $     98
Other limited partnership interests. $      78   $  --  $   -- $     89   $     89
Other invested assets............... $     931   $  --  $  995 $     --   $    995
Premiums, reinsurance and other
  receivables....................... $   5,928   $  --  $   24 $  6,282   $  6,306
Liabilities
PABs................................ $  20,875   $  --  $   -- $ 21,987   $ 21,987
Long-term debt...................... $     790   $  --  $1,009 $     --   $  1,009
Other liabilities................... $     258   $  --  $   96 $    162   $    258
Separate account liabilities........ $   1,448   $  --  $1,448 $     --   $  1,448

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

7. Fair Value (continued)


  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

7. Fair Value (continued)


   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

7. Fair Value (continued)

 valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

8. Goodwill

  In connection with the sale of MAL, goodwill in the Corporate Benefit Funding segment was reduced by $112 million during the first quarter of 2014. See Note
3. This goodwill was allocated to MAL based on the relative fair value of MAL to the estimated fair value of the Corporate Benefit Funding segment in total. The Company tested the remaining goodwill in the Corporate Benefit Funding segment for impairment during the first quarter of 2014 and concluded that the fair value was in excess of the carrying value and therefore, it was not impaired.

  In addition, the Company performed its annual goodwill impairment tests of its reporting unit during the third quarter of 2014 based upon data at June 30, 2014 and concluded that the fair value of the reporting unit was in excess of its carrying value and, therefore, goodwill was not impaired. Management continues to evaluate current market conditions that may affect the estimated fair value of the reporting unit to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions may have a significant impact on the estimated fair value of the reporting unit and could result in future impairment of goodwill.

9. Equity

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                                      Three Months
                                                                          Ended
                                                                   September 30, 2014
                                                ---------------------------------------------------------
                                                    Unrealized                       Foreign
                                                 Investment Gains     Unrealized    Currency
                                                 (Losses), Net of   Gains (Losses) Translation
                                                Related Offsets (1) on Derivatives Adjustments   Total
                                                ------------------- -------------- ----------- ----------
                                                                      (In millions)
Balance, beginning of period...................          $    1,761       $     87      $    3 $    1,851
OCI before reclassifications...................                 160             52           1        213
Deferred income tax benefit (expense)..........                (60)           (18)          --       (78)
                                                ------------------- -------------- ----------- ----------
 OCI before reclassifications, net of income
   tax.........................................               1,861            121           4      1,986
                                                ------------------- -------------- ----------- ----------
Amounts reclassified from AOCI.................                   8              3          --         11
Deferred income tax benefit (expense)..........                 (3)            (1)          --        (4)
                                                ------------------- -------------- ----------- ----------
 Amounts reclassified from AOCI, net of income
   tax.........................................                   5              2          --          7
                                                ------------------- -------------- ----------- ----------
Sale of subsidiary (2).........................                  --             --          --         --
Deferred income tax benefit (expense)..........                  --             --          --         --
                                                ------------------- -------------- ----------- ----------
 Sale of subsidiary, net of income tax.........                  --             --          --         --
                                                ------------------- -------------- ----------- ----------
Balance, end of period.........................          $    1,866       $    123      $    4 $    1,993
                                                =================== ============== =========== ==========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

9. Equity (continued)


                                                                      Three Months
                                                                          Ended
                                                                   September 30, 2013
                                                ---------------------------------------------------------
                                                    Unrealized                       Foreign
                                                 Investment Gains     Unrealized    Currency
                                                 (Losses), Net of   Gains (Losses) Translation
                                                Related Offsets (1) on Derivatives Adjustments   Total
                                                ------------------- -------------- ----------- ----------
                                                                      (In millions)
Balance, beginning of period...................          $    1,285        $    95   $   (108) $    1,272
OCI before reclassifications...................               (106)           (65)          56      (115)
Deferred income tax benefit (expense)..........                  18             26           1         45
                                                ------------------- -------------- ----------- ----------
 OCI before reclassifications, net of income
   tax.........................................               1,197             56        (51)      1,202
                                                ------------------- -------------- ----------- ----------
Amounts reclassified from AOCI.................                  58            (4)          --         54
Deferred income tax benefit (expense)..........                (22)              1          --       (21)
                                                ------------------- -------------- ----------- ----------
 Amounts reclassified from AOCI, net of income
   tax.........................................                  36            (3)          --         33
                                                ------------------- -------------- ----------- ----------
Balance, end of period.........................          $    1,233        $    53   $    (51) $    1,235
                                                =================== ============== =========== ==========

                                                                       Nine Months
                                                                          Ended
                                                                   September 30, 2014
                                                ---------------------------------------------------------
                                                    Unrealized                       Foreign
                                                 Investment Gains     Unrealized    Currency
                                                 (Losses), Net of   Gains (Losses) Translation
                                                Related Offsets (1) on Derivatives Adjustments   Total
                                                ------------------- -------------- ----------- ----------
                                                                      (In millions)
Balance, beginning of period...................          $      885       $     27      $ (23) $      889
OCI before reclassifications...................               1,798            148          21      1,967
Deferred income tax benefit (expense)..........               (549)           (52)          --      (601)
                                                ------------------- -------------- ----------- ----------
 OCI before reclassifications, net of income
   tax.........................................               2,134            123         (2)      2,255
                                                ------------------- -------------- ----------- ----------
Amounts reclassified from AOCI.................                (40)              1          --       (39)
Deferred income tax benefit (expense)..........                  12            (1)          --         11
                                                ------------------- -------------- ----------- ----------
 Amounts reclassified from AOCI, net of income
   tax.........................................                (28)             --          --       (28)
                                                ------------------- -------------- ----------- ----------
Sale of subsidiary (2).........................               (320)             --           6      (314)
Deferred income tax benefit (expense)..........                  80             --          --         80
                                                ------------------- -------------- ----------- ----------
 Sale of subsidiary, net of income tax.........               (240)             --           6      (234)
                                                ------------------- -------------- ----------- ----------
Balance, end of period.........................          $    1,866       $    123      $    4 $    1,993
                                                =================== ============== =========== ==========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

9. Equity (continued)


                                                                       Nine Months
                                                                          Ended
                                                                   September 30, 2013
                                                ---------------------------------------------------------
                                                    Unrealized                       Foreign
                                                 Investment Gains     Unrealized    Currency
                                                 (Losses), Net of   Gains (Losses) Translation
                                                Related Offsets (1) on Derivatives Adjustments   Total
                                                ------------------- -------------- ----------- ----------
                                                                      (In millions)
Balance, beginning of period...................          $    2,291       $    158   $    (49) $    2,400
OCI before reclassifications...................             (1,593)          (155)         (3)    (1,751)
Deferred income tax benefit (expense)..........                 550             56           1        607
                                                ------------------- -------------- ----------- ----------
 OCI before reclassifications, net of income
   tax.........................................               1,248             59        (51)      1,256
                                                ------------------- -------------- ----------- ----------
Amounts reclassified from AOCI.................                (22)            (9)          --       (31)
Deferred income tax benefit (expense)..........                   7              3          --         10
                                                ------------------- -------------- ----------- ----------
 Amounts reclassified from AOCI, net of income
   tax.........................................                (15)            (6)          --       (21)
                                                ------------------- -------------- ----------- ----------
Balance, end of period.........................          $    1,233       $     53   $    (51) $    1,235
                                                =================== ============== =========== ==========

--------
(1)See Note 5 for information on offsets to investments related to insurance liabilities and DAC and VOBA.

(2)See Note 3.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

9. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                    Statement of Operations and
AOCI Components                                Amounts Reclassified from AOCI   Comprehensive Income (Loss) Location
-------------------------------------------- ---------------------------------- ------------------------------------
                                                Three Months      Nine Months
                                                   Ended             Ended
                                               September 30,     September 30,
                                             ------------------ ---------------
                                               2014     2013     2014    2013
                                             -------- --------- ------- -------
                                                       (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains
   (losses)................................. $    (5) $    (56) $    24 $    24    Net investment gains (losses)
  Net unrealized investment gains
   (losses).................................        1         3      17       9    Net investment income
  Net unrealized investment gains
   (losses).................................        1        --       5      --    Net derivative gains (losses)
  OTTI......................................      (5)       (5)     (6)    (11)    Net investment gains (losses)
                                             -------- --------- ------- -------
    Net unrealized investment gains
     (losses), before income tax............      (8)      (58)      40      22
    Income tax (expense) benefit............        3        22    (12)     (7)
                                             -------- --------- ------- -------
    Net unrealized investment gains
     (losses), net of income tax............      (5)      (36)      28      15
                                             -------- --------- ------- -------
Unrealized gains (losses) on derivatives --
 cash flow hedges:
  Interest rate swaps.......................       --         2      --       1    Net derivative gains (losses)
  Interest rate swaps.......................        1        --       1      --    Net investment income
  Interest rate forwards....................       --         1       1       7    Net derivative gains (losses)
  Interest rate forwards....................       --        --       1       1    Net investment income
  Foreign currency swaps....................      (4)         1     (4)      --    Net derivative gains (losses)
                                             -------- --------- ------- -------
    Gains (losses) on cash flow hedges,
     before income tax......................      (3)         4     (1)       9
    Income tax (expense) benefit............        1       (1)       1     (3)
                                             -------- --------- ------- -------
    Gains (losses) on cash flow hedges,
     net of income tax......................      (2)         3      --       6
                                             -------- --------- ------- -------
Total reclassifications, net of income tax.. $    (7) $    (33) $    28 $    21
                                             ======== ========= ======= =======

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)


10. Other Expenses

  Information on other expenses was as follows:

                                                Three Months     Nine Months
                                                    Ended           Ended
                                                September 30,   September 30,
                                                ------------- -----------------
                                                 2014   2013    2014     2013
                                                ------ ------ -------- --------
                                                         (In millions)
Compensation................................... $   75 $   83 $    233 $    254
Commissions....................................    129    151      390      514
Volume-related costs...........................     38     22      121       62
Affiliated interest costs on ceded reinsurance.     76     52      223      150
Capitalization of DAC..........................   (78)  (112)    (238)    (399)
Amortization of DAC and VOBA...................    282     42      811       72
Interest expense on debt.......................     21     47       84      147
Premium taxes, licenses and fees...............     12     14       41       42
Professional services..........................      7     19       27       29
Rent and related expenses......................      8      8       24       23
Other..........................................    115    108      319      316
                                                ------ ------ -------- --------
 Total other expenses.......................... $  685 $  434 $  2,035 $  1,210
                                                ====== ====== ======== ========

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Note 12 for discussion of affiliated expenses included in the table above.

11. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

11. Contingencies, Commitments and Guarantees (continued)

 practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for some of the matters below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at September 30, 2014.

  Matters as to Which an Estimate Can Be Made

    For some of the matters disclosed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of September 30, 2014, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

  Matters as to Which an Estimate Cannot Be Made

    For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Unclaimed Property Litigation

    On December 28, 2012, the West Virginia Treasurer filed an action (West Virginia ex rel. John D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County), alleging that MetLife Insurance Company of Connecticut violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 14, 2012, the Treasurer filed a substantially identical suit against MLI-USA. On December 30, 2013, the court granted defendants' motions to dismiss all of the West Virginia Treasurer's actions. The Treasurer has filed a notice to appeal the dismissal order.

  Sales Practices Claims

    Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

11. Contingencies, Commitments and Guarantees (continued)


  Summary

    Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

    It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in particular quarterly or annual periods.

Commitments

 Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $38 million and $147 million at September 30, 2014 and December 31, 2013, respectively.

 Commitments to Fund Partnerships Investments, Bank Credit Facilities and Private Corporate Bond Investments

   The Company commits to fund partnership investments and to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $903 million and $1.0 billion at September 30, 2014 and December 31, 2013, respectively.

 Other Commitments

   The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At September 30, 2014 and December 31, 2013, the Company had agreed to fund up to $32 million and $61 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $53 million and $74 million at September 30, 2014 and December 31, 2013, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

   See Note 5 "-- Related Party Investment Transactions" for additional other commitments.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)


12. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $370 million and $1.1 billion for the three months and nine months ended
September 30, 2014, respectively, and $329 million and $1.1 billion for the three months and nine months ended September 30, 2013, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $57 million and $172 million for the three months and nine months ended September 30, 2014, respectively, and $53 million and $155 million for the three months and nine months ended September 30, 2013, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $42 million and $136 million for the three months and nine months ended September 30, 2014, respectively, and $46 million and $138 million for the three months and nine months ended September 30, 2013, respectively.

  The Company had net receivables (payables) to affiliates, related to the items discussed above, of $131 million and ($210) million at September 30, 2014 and December 31, 2013, respectively.

  See Note 5 for additional information on related party transactions.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife, Inc. subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Exeter, General American Life Insurance Company, MLIIC, MetLife Reinsurance Company of Vermont and MetLife Reinsurance Company of Delaware ("MRD"), all of which are related parties.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

12. Related Party Transactions (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations and comprehensive income
(loss) was as follows:

                                                              Three Months   Nine Months
                                                                  Ended         Ended
                                                              September 30, September 30,
                                                              ------------- -------------
                                                               2014   2013   2014   2013
                                                              ------ ------ ------ ------
                                                                     (In millions)
Premiums
Reinsurance assumed.......................................... $   24 $    3 $   32 $    9
Reinsurance ceded............................................  (182)  (163)  (629)  (466)
                                                              ------ ------ ------ ------
  Net premiums............................................... $(158) $(160) $(597) $(457)
                                                              ====== ====== ====== ======
Universal life and investment-type product policy fees
Reinsurance assumed.......................................... $   54 $   25 $  102 $   57
Reinsurance ceded............................................  (154)  (128)  (460)  (430)
                                                              ------ ------ ------ ------
  Net universal life and investment-type product policy fees. $(100) $(103) $(358) $(373)
                                                              ====== ====== ====== ======
Other revenues
Reinsurance assumed.......................................... $   -- $   -- $   -- $   --
Reinsurance ceded............................................     22     81    143    248
                                                              ------ ------ ------ ------
  Net other revenues......................................... $   22 $   81 $  143 $  248
                                                              ====== ====== ====== ======
Policyholder benefits and claims
Reinsurance assumed.......................................... $   25 $    5 $   38 $   10
Reinsurance ceded............................................  (292)  (216)  (880)  (602)
                                                              ------ ------ ------ ------
  Net policyholder benefits and claims....................... $(267) $(211) $(842) $(592)
                                                              ====== ====== ====== ======
Interest credited to policyholder account balances
Reinsurance assumed.......................................... $   19 $   19 $   56 $   55
Reinsurance ceded............................................   (35)   (31)  (103)   (92)
                                                              ------ ------ ------ ------
  Net interest credited to policyholder account balances..... $ (16) $ (12) $ (47) $ (37)
                                                              ====== ====== ====== ======
Other expenses
Reinsurance assumed.......................................... $   33 $    8 $   52 $   20
Reinsurance ceded............................................     41     20    115     53
                                                              ------ ------ ------ ------
  Net other expenses......................................... $   74 $   28 $  167 $   73
                                                              ====== ====== ====== ======

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

12. Related Party Transactions (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                  September 30, 2014 December 31, 2013
                                                                  -----------------  -----------------
                                                                  Assumed    Ceded   Assumed   Ceded
                                                                  --------  -------- -------- --------
                                                                             (In millions)
Assets
Premiums, reinsurance and other receivables...................... $     39  $ 14,617 $     28 $ 12,710
Deferred policy acquisition costs and value of business acquired.      118     (619)      122    (579)
                                                                  --------  -------- -------- --------
  Total assets................................................... $    157  $ 13,998 $    150 $ 12,131
                                                                  ========  ======== ======== ========
Liabilities
Other policy-related balances.................................... $  1,656  $    774 $  1,640 $    811
Other liabilities................................................        9     5,766        9    5,260
                                                                  --------  -------- -------- --------
  Total liabilities.............................................. $  1,665  $  6,540 $  1,649 $  6,071
                                                                  ========  ======== ======== ========

  In October 2012, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2012 by MLI-USA and was amended in 2013 to include certain term and universal life policies issued by MLI-USA through December 31, 2013. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $620 million and $917 million at September 30, 2014 and December 31, 2013, respectively. MLI-USA also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $516 million and $798 million at September 30, 2014 and December 31, 2013, respectively. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheets. The embedded derivative related to this cession is included within other liabilities and was $37 million and ($14) million at September 30, 2014 and December 31, 2013, respectively. The Company's consolidated statements of operations and comprehensive income (loss) reflects a loss for this agreement of $26 million and $116 million, for the three months and nine months ended September 30, 2014, respectively, and $6 million and $36 million for the three months and nine months ended September 30, 2013, respectively. The loss related to this agreement includes net derivative gains (losses) associated with the embedded derivatives of ($6) million and ($50) million for the three months and nine months ended September 30, 2014, respectively, and $4 million and $16 million for the three months and nine months ended September 30, 2013, respectively.

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $1.9 billion and $912 million at September 30, 2014 and December 31, 2013, respectively. Net derivative gains (losses) associated with the embedded derivatives were $410 million and $687 million for the three months and nine months ended September 30, 2014, respectively, and ($607) million and ($2.0) billion for the three months and nine months ended September 30, 2013, respectively.

  MLI-USA ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (Continued)

12. Related Party Transactions (continued)

for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $241 million and $48 million at September 30, 2014 and December 31, 2013, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($17) million and ($193) million for the three months and nine months ended September 30, 2014, respectively, and $44 million and $461 million for the three months and nine months ended
September 30, 2013, respectively.

  Effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, MetLife Insurance Company of Connecticut recorded reinsurance receivables, included in premiums, reinsurance and other receivables, of $700 million, a funds withheld liability, included in other liabilities, of $192 million, and other reinsurance payables, included in other liabilities, of $14 million, and transferred cash and investments of $494 million to MLIC. In November 2014, certain risks formerly reinsured by Exeter are being re-directed to affiliates through various forms of transactions. See
Note 1.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                    Page
                                                                                                    ----
Report of Independent Registered Public Accounting Firm............................................   2
Financial Statements at December 31, 2013 and 2012 and for the Years Ended December 31, 2013, 2012
  and 2011:
 Consolidated Balance Sheets.......................................................................   3
 Consolidated Statements of Operations.............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)............................................   5
 Consolidated Statements of Stockholders' Equity...................................................   6
 Consolidated Statements of Cash Flows.............................................................   7
 Notes to the Consolidated Financial Statements....................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies......   9
     Note 2 -- Segment Information.................................................................  29
     Note 3 -- Dispositions........................................................................  35
     Note 4 -- Insurance...........................................................................  36
     Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-
       Related Intangibles.........................................................................  42
     Note 6 -- Reinsurance.........................................................................  46
     Note 7 -- Investments.........................................................................  53
     Note 8 -- Derivatives.........................................................................  76
     Note 9 -- Fair Value..........................................................................  88
     Note 10 -- Goodwill........................................................................... 114
     Note 11 -- Debt............................................................................... 116
     Note 12 -- Equity............................................................................. 117
     Note 13 -- Other Expenses..................................................................... 122
     Note 14 -- Income Tax......................................................................... 123
     Note 15 -- Contingencies, Commitments and Guarantees.......................................... 126
     Note 16 -- Related Party Transactions......................................................... 130
     Note 17 -- Subsequent Events.................................................................. 130
Financial Statement Schedules at December 31, 2013 and 2012 and for the Years Ended December 31,
  2013, 2012 and 2011:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties.... 132
 Schedule II -- Condensed Financial Information (Parent Company Only).............................. 133
 Schedule III -- Consolidated Supplementary Insurance Information.................................. 137
 Schedule IV -- Consolidated Reinsurance........................................................... 139

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income (loss), stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2013. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 28, 2014
(October 27, 2014 as to Note 17)

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                            2013        2012
                                                                                         ----------- -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $43,477 and $46,005, respectively)................................................... $    45,252 $    50,968
 Equity securities available-for-sale, at estimated fair value (cost: $397 and $311,
   respectively)........................................................................         418         317
 Mortgage loans (net of valuation allowances of $34 and $35, respectively; includes
   $1,598 and $2,666, respectively, at estimated fair value, relating to variable
   interest entities)...................................................................       7,718       9,157
 Policy loans...........................................................................       1,219       1,216
 Real estate and real estate joint ventures.............................................         754         708
 Other limited partnership interests....................................................       2,130       1,848
 Short-term investments, principally at estimated fair value............................       2,107       2,576
 Other invested assets, principally at estimated fair value.............................       2,555       2,970
                                                                                         ----------- -----------
   Total investments....................................................................      62,153      69,760
Cash and cash equivalents, principally at estimated fair value..........................         746         895
Accrued investment income (includes $9 and $13, respectively, relating to variable
  interest entities)....................................................................         542         575
Premiums, reinsurance and other receivables.............................................      20,609      21,927
Deferred policy acquisition costs and value of business acquired........................       4,730       3,746
Current income tax recoverable..........................................................         192         135
Goodwill................................................................................         493         559
Other assets............................................................................         794         826
Separate account assets.................................................................      97,780      86,114
                                                                                         ----------- -----------
   Total assets......................................................................... $   188,039 $   184,537
                                                                                         =========== ===========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits.................................................................. $    27,991 $    27,583
Policyholder account balances...........................................................      33,453      36,976
Other policy-related balances...........................................................       3,164       3,138
Payables for collateral under securities loaned and other transactions..................       6,451       8,399
Long-term debt (includes $1,461 and $2,559, respectively, at estimated fair value,
  relating to variable interest entities)...............................................       2,251       3,350
Deferred income tax liability...........................................................       1,385       1,870
Other liabilities (includes $7 and $13, respectively, relating to variable interest
  entities).............................................................................       6,776       6,547
Separate account liabilities............................................................      97,780      86,114
                                                                                         ----------- -----------
   Total liabilities....................................................................     179,251     173,977
                                                                                         ----------- -----------
Contingencies, Commitments and Guarantees (Note 15)
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317
  shares issued and outstanding at December 31, 2013 and 2012...........................          86          86
Additional paid-in capital..............................................................       6,737       6,718
Retained earnings.......................................................................       1,076       1,356
Accumulated other comprehensive income (loss)...........................................         889       2,400
                                                                                         ----------- -----------
   Total stockholders' equity...........................................................       8,788      10,560
                                                                                         ----------- -----------
   Total liabilities and stockholders' equity........................................... $   188,039 $   184,537
                                                                                         =========== ===========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                        2013      2012      2011
                                                                      --------- --------- ---------
Revenues
Premiums............................................................. $     606 $   1,261 $   1,828
Universal life and investment-type product policy fees...............     2,336     2,261     1,956
Net investment income................................................     2,852     2,952     3,074
Other revenues.......................................................       592       511       508
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.......       (9)      (52)      (42)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)..................      (11)         3       (5)
 Other net investment gains (losses).................................       102       201        82
                                                                      --------- --------- ---------
   Total net investment gains (losses)...............................        82       152        35
 Net derivative gains (losses).......................................   (1,052)     1,003     1,096
                                                                      --------- --------- ---------
     Total revenues..................................................     5,416     8,140     8,497
                                                                      --------- --------- ---------
Expenses
Policyholder benefits and claims.....................................     1,707     2,389     2,660
Interest credited to policyholder account balances...................     1,037     1,147     1,189
Goodwill impairment..................................................        66       394        --
Other expenses.......................................................     1,659     2,720     2,981
                                                                      --------- --------- ---------
     Total expenses..................................................     4,469     6,650     6,830
                                                                      --------- --------- ---------
Income (loss) from continuing operations before provision for income
  tax................................................................       947     1,490     1,667
Provision for income tax expense (benefit)...........................       227       372       493
                                                                      --------- --------- ---------
Income (loss) from continuing operations, net of income tax..........       720     1,118     1,174
Income (loss) from discontinued operations, net of income tax........        --         8        --
                                                                      --------- --------- ---------
Net income (loss).................................................... $     720 $   1,126 $   1,174
                                                                      ========= ========= =========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                         2013       2012      2011
                                                                      ----------- --------- ---------
Net income (loss).................................................... $       720 $   1,126 $   1,174
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........     (2,094)       850     2,074
 Unrealized gains (losses) on derivatives............................       (204)         4       347
 Foreign currency translation adjustments............................          28        88      (16)
                                                                      ----------- --------- ---------
Other comprehensive income (loss), before income tax.................     (2,270)       942     2,405
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................         759     (313)     (851)
                                                                      ----------- --------- ---------
Other comprehensive income (loss), net of income tax.................     (1,511)       629     1,554
                                                                      ----------- --------- ---------
Comprehensive income (loss).......................................... $     (791) $   1,755 $   2,728
                                                                      =========== ========= =========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholders' Equity
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                           Accumulated Other Comprehensive Income (Loss)
                                                           ---------------------------------------------
                                                                Net                          Foreign
                                    Additional               Unrealized      Other-Than-    Currency         Total
                             Common  Paid-in    Retained     Investment       Temporary    Translation   Stockholders'
                             Stock   Capital    Earnings   Gains (Losses)    Impairments   Adjustments      Equity
                             ------ ---------- ----------- --------------    -----------   -----------   -------------
Balance at December 31,
  2010 (1).................. $   86 $   6,719  $       424  $       393      $     (51)     $   (125)     $     7,446
Dividend paid to MetLife....                         (517)                                                      (517)
Capital contribution........                1                                                                       1
Return of capital (Note 12).             (47)                                                                    (47)
Net income (loss)...........                         1,174                                                      1,174
Other comprehensive income
  (loss), net of income tax.                                      1,591            (23)          (14)           1,554
                             ------ ---------  -----------  -----------      ----------     ---------     -----------
Balance at December 31, 2011     86     6,673        1,081        1,984            (74)         (139)           9,611
Dividend of subsidiary
  (Note 3)..................                         (347)                                                      (347)
Dividend paid to MetLife....                         (504)                                                      (504)
Capital contribution........               45                                                                      45
Net income (loss)...........                         1,126                                                      1,126
Other comprehensive income
  (loss), net of income
  tax (2)...................                                        503              36            90             629
                             ------ ---------  -----------  -----------      ----------     ---------     -----------
Balance at December 31, 2012     86     6,718        1,356        2,487            (38)          (49)          10,560
Dividend paid to MetLife....                       (1,000)                                                    (1,000)
Capital contribution........               19                                                                      19
Net income (loss)...........                           720                                                        720
Other comprehensive income
  (loss), net of income tax.                                    (1,549)              12            26         (1,511)
                             ------ ---------  -----------  -----------      ----------     ---------     -----------
Balance at December 31, 2013 $   86 $   6,737  $     1,076  $       938      $     (26)     $    (23)     $     8,788
                             ====== =========  ===========  ===========      ==========     =========     ===========

--------
(1)Includes amounts related to prior period adjustments to Retained Earnings of ($33) million. See Note 1.
(2)Includes amounts related to dividend of subsidiary. See Notes 3 and 12.

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                           2013        2012        2011
                                                                                        ----------- ----------- -----------
Cash flows from operating activities
Net income (loss)...................................................................... $       720 $     1,126 $     1,174
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...............................................          33          31          37
  Amortization of premiums and accretion of discounts associated with investments, net.       (167)       (168)       (152)
  (Gains) losses on investments and derivatives and from sales of businesses, net......       1,108     (1,043)     (1,160)
  (Income) loss from equity method investments, net of dividends or distributions......        (78)        (42)        (23)
  Interest credited to policyholder account balances...................................       1,037       1,147       1,189
  Universal life and investment-type product policy fees...............................     (2,336)     (2,261)     (1,956)
  Goodwill impairment..................................................................          66         394          --
  Change in fair value option securities...............................................          --       (602)     (1,483)
  Change in accrued investment income..................................................          77          66          51
  Change in premiums, reinsurance and other receivables................................     (1,355)     (1,197)     (1,202)
  Change in deferred policy acquisition costs and value of business acquired, net......       (553)         182       (207)
  Change in income tax.................................................................         213         630         537
  Change in other assets...............................................................       1,836       1,499       1,386
  Change in insurance-related liabilities and policy-related balances..................       1,144       1,863       1,958
  Change in other liabilities..........................................................         847         804         406
  Other, net...........................................................................         141          53          67
                                                                                        ----------- ----------- -----------
Net cash provided by (used in) operating activities....................................       2,733       2,482         622
                                                                                        ----------- ----------- -----------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities...........................................................      18,718      14,394      17,348
   Equity securities...................................................................          67          50         168
   Mortgage loans......................................................................       2,292       1,447         993
   Real estate and real estate joint ventures..........................................         104          72          26
   Other limited partnership interests.................................................         153         223         256
  Purchases of:
   Fixed maturity securities...........................................................    (15,841)    (15,706)    (17,127)
   Equity securities...................................................................       (133)        (58)        (27)
   Mortgage loans......................................................................       (882)       (807)     (1,357)
   Real estate and real estate joint ventures..........................................       (201)       (225)        (72)
   Other limited partnership interests.................................................       (363)       (341)       (378)
  Cash received in connection with freestanding derivatives............................         111         414         397
  Cash paid in connection with freestanding derivatives................................       (720)       (335)       (478)
  Dividend of subsidiary...............................................................          --        (53)          --
  Issuances of loans to affiliates.....................................................       (500)          --       (430)
  Net change in policy loans...........................................................         (3)        (13)        (13)
  Net change in short-term investments.................................................         471       (155)     (1,347)
  Net change in other invested assets..................................................        (47)        (54)        (12)
  Other, net...........................................................................           3          --           1
                                                                                        ----------- ----------- -----------
Net cash provided by (used in) investing activities.................................... $     3,229 $   (1,147) $   (2,052)
                                                                                        ----------- ----------- -----------

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                              2013        2012        2011
                                                                                           ----------- ----------- -----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits............................................................................... $    13,770 $    14,785 $    20,496
   Withdrawals............................................................................    (15,899)    (15,493)    (19,404)
  Net change in payables for collateral under securities loaned and other transactions....     (1,948)         320        (24)
  Long-term debt repaid...................................................................     (1,009)       (482)       (385)
  Financing element on certain derivative instruments.....................................        (29)         180         129
  Return of capital.......................................................................          --          --        (47)
  Dividends on common stock...............................................................     (1,000)       (504)       (517)
                                                                                           ----------- ----------- -----------
Net cash provided by (used in) financing activities.......................................     (6,115)     (1,194)         248
                                                                                           ----------- ----------- -----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.           4           9         (1)
                                                                                           ----------- ----------- -----------
Change in cash and cash equivalents.......................................................       (149)         150     (1,183)
Cash and cash equivalents, beginning of year..............................................         895         745       1,928
                                                                                           ----------- ----------- -----------
Cash and cash equivalents, end of year.................................................... $       746 $       895 $       745
                                                                                           =========== =========== ===========
Supplemental disclosures of cash flow information
  Net cash paid (received) for:
   Interest............................................................................... $       194 $       232 $       406
                                                                                           =========== =========== ===========
   Income tax............................................................................. $       (1) $     (226) $      (47)
                                                                                           =========== =========== ===========
  Non-cash transactions:
  Disposal of subsidiary: (1)
   Assets disposed........................................................................ $        -- $     4,857 $        --
   Liabilities disposed...................................................................          --     (4,567)          --
                                                                                           ----------- ----------- -----------
   Net assets disposed....................................................................          --         290          --
   Cash disposed..........................................................................          --        (53)          --
   Dividend of interests in subsidiary....................................................          --       (237)          --
                                                                                           ----------- ----------- -----------
   (Gain) loss on dividend of interests in subsidiary..................................... $        -- $        -- $        --
                                                                                           =========== =========== ===========
  Capital contribution from MetLife, Inc.................................................. $        19 $        45 $        --
                                                                                           =========== =========== ===========
  Real estate and real estate joint ventures acquired in satisfaction of debt............. $        -- $        50 $         5
                                                                                           =========== =========== ===========

--------

(1)See Note 3.

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

  In the second quarter of 2013, MetLife announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged are MetLife Insurance Company of Connecticut, MLI-USA and MetLife Investors Insurance Company ("MLIIC"), each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MetLife Insurance Company of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Effective January 1, 2014, following receipt of New York State Department of Financial Services ("Department of Financial Services") approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with Metropolitan Life Insurance Company ("MLIC"), an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, MetLife Insurance Company of Connecticut recorded a reinsurance recoverable, included in premiums, reinsurance and other receivables, of $545 million and a funds withheld liability, included in other liabilities, of $97 million, and transferred cash and investments of $448 million to MLIC. On December 31, 2013, MetLife Insurance Company of Connecticut deposited investments with an estimated fair market value of $6.3 billion into a custodial account, which became restricted to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance on January 1, 2014. In anticipation of establishing the custodial account with qualifying investments, MetLife Insurance Company of Connecticut transferred investments with an estimated fair value of $739 million and cash of $12 million to MLIC and received from MLIC qualifying investments with an estimated fair value of $751 million in the fourth quarter of 2013. See Note 7. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. In order to qualify for a discontinued operation, the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company, and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments that are directed by contractholders but do not meet one or more of the other above criteria are included in fair value option ("FVO") securities. See Note 3.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

 Reclassifications

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

   Adjustments to Prior Periods

    During the fourth quarter of 2013, the Company determined to adjust certain prior period results to correct the following:

    . Certain prior years' acquisition costs related to variable annuity sales were incorrectly allocated to an affiliate. Such costs, net of deferred policy acquisition costs ("DAC"), were $57 million, $66 million, and $52 million for 2012, 2011 and 2010, respectively.

    . A DAC recoverability write-off of $111 million associated with term life and universal life secondary guarantees business sold in 2012 was not recorded as of December 31, 2012.

    . The fair value of a bifurcated embedded derivative associated with a reinsurance agreement was overstated by $23 million for 2011.

    . Policyholder benefits and claims and other expenses were overstated in 2012 by $6 million and $23 million, respectively, due to an adjustment in the modeling of dynamic lapses in certain variable annuity products.

    .  Tax valuation allowances were understated by $22 million for 2012.

    . A non-cash transaction relating to a pension closeout sale was incorrectly recorded as an increase of $312 million in net cash provided by operating activities with an offsetting impact on net cash used in investing activities for 2011.

    Management evaluated the materiality of these adjustments quantitatively and qualitatively and concluded that they were not material to any prior periods' annual or quarterly financial statements, however, unadjusted amounts as of December 31, 2012 would have had a significant effect on the results of operations for 2013 if they were recorded in 2013. Accordingly, the Company has revised its previously reported financial statements for prior annual periods for the items listed above, including the related tax impacts, as detailed below. The effects of the adjustments were immaterial to quarterly financial information reported in each of the interim condensed consolidated financial statements in 2012 and 2013, since the most significant adjustments occurred in the fourth quarter of 2012. As a result, such previously reported quarterly financial information has not been adjusted, and we do not plan to amend prior quarterly filings.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The impact of the adjustments is shown in the tables below:

                                                                      December 31, 2012
                                                                     -------------------
                                                                         As
                                                                     Previously    As
Consolidated Balance Sheets                                           Reported  Adjusted
-------------------------------------------------------------------- ---------- --------
                                                                        (In millions)
Assets
   Premiums, reinsurance and other receivables......................  $ 22,143  $ 21,927
   Deferred policy acquisition costs and value of business acquired.  $  3,793  $  3,746
   Other assets.....................................................  $    822  $    826
   Total assets.....................................................  $184,796  $184,537
Liabilities
   Future policy benefits...........................................  $ 27,585  $ 27,583
   Deferred income tax liability....................................  $  1,938  $  1,870
   Total liabilities................................................  $174,047  $173,977
Stockholders' Equity
   Retained earnings................................................  $  1,545  $  1,356
   Total stockholders' equity.......................................  $ 10,749  $ 10,560
   Total liabilities and stockholders' equity.......................  $184,796  $184,537

                                                                                   December 31,
                                                                      ---------------------------------------
                                                                             2012                2011
                                                                      ------------------- -------------------
                                                                          As                  As
                                                                      Previously    As    Previously    As
Consolidated Statements of Operations                                  Reported  Adjusted  Reported  Adjusted
--------------------------------------------------------------------- ---------- -------- ---------- --------
                                                                                   (In millions)
Revenues
   Net derivative gains (losses).....................................   $  980    $1,003    $1,119    $1,096
   Total revenues....................................................   $8,117    $8,140    $8,520    $8,497
Expenses
   Policyholder benefits and claims..................................   $2,395    $2,389    $2,660       N/A
   Other expenses....................................................   $2,575    $2,720    $2,915    $2,981
   Total expenses....................................................   $6,511    $6,650    $6,764    $6,830
Income (loss) from continuing operations before provision for income
  tax................................................................   $1,606    $1,490    $1,756    $1,667
Provision for income tax expense (benefit)...........................   $  391    $  372    $  523    $  493
Income (loss) from continuing operations, net of income tax..........   $1,215    $1,118    $1,233    $1,174
Net income (loss)....................................................   $1,223    $1,126    $1,233    $1,174

                                                                     December 31,
                                                        ---------------------------------------
                                                               2012                2011
                                                        ------------------- -------------------
                                                            As                  As
                                                        Previously    As    Previously    As
Consolidated Statements of Comprehensive Income (Loss)   Reported  Adjusted  Reported  Adjusted
------------------------------------------------------  ---------- -------- ---------- --------
                                                                     (In millions)
             Net income (loss).........................   $1,223    $1,126    $1,233    $1,174
             Comprehensive income (loss)...............   $1,852    $1,755    $2,787    $2,728

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


                                                           As
                                                       Previously    As
      Consolidated Statements of Stockholders' Equity   Reported  Adjusted
      -----------------------------------------------  ---------- --------
                                                          (In millions)
             Retained Earnings
               Balance at December 31, 2010...........  $   457   $   424
                Net income (loss).....................  $ 1,233   $ 1,174
               Balance at December 31, 2011...........  $ 1,173   $ 1,081
                Net income (loss).....................  $ 1,223   $ 1,126
               Balance at December 31, 2012...........  $ 1,545   $ 1,356
             Total Stockholders' Equity
               Balance at December 31, 2010...........  $ 7,479   $ 7,446
               Balance at December 31, 2011...........  $ 9,703   $ 9,611
               Balance at December 31, 2012...........  $10,749   $10,560

                                                                                   December 31,
-                                                                    ---------------------------------------
                                                                            2012                 2011
                                                                     ------------------  -------------------
                                                                         As                  As
                                                                     Previously    As    Previously    As
Consolidated Statements of Cash Flows                                 Reported  Adjusted  Reported  Adjusted
-------------------------------------------------------------------  ---------- -------- ---------- --------
                                                                                  (In millions)
Cash flows from operating activities
   Net income (loss)................................................  $ 1,223   $ 1,126   $  1,233  $  1,174
   (Gains) losses on investments and derivatives and from sales of businesses, net................................................  $(1,020)  $(1,043)  $ (1,183) $ (1,160)
   Change in premiums, reinsurance and other receivables............  $(1,229)  $(1,197)  $ (1,288) $ (1,202)
   Change in deferred policy acquisition costs and value of
     business acquired, net.........................................  $    69   $   182   $   (187) $   (207)
   Change in income tax.............................................  $   649   $   630   $    567  $    537
   Change in other assets...........................................  $ 1,503   $ 1,499        N/A       N/A
   Change in insurance-related liabilities and policy-related
     balances.......................................................  $ 1,865   $ 1,863   $  2,307  $  1,958
   Other, net.......................................................      N/A       N/A   $     30  $     67
   Net cash provided by (used in) operating activities..............      N/A       N/A   $    934  $    622
Cash flows from investing activities
   Purchases of fixed maturity securities...........................      N/A       N/A   $(17,439) $(17,127)
   Net cash provided by (used in) investing activities..............      N/A       N/A   $ (2,364) $ (2,052)

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

--------------------------------------------------------------------------------------------------------
Accounting Policy                                                                                   Note
--------------------------------------------------------------------------------------------------------
Insurance                                                                                            4
--------------------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles   5
--------------------------------------------------------------------------------------------------------
Reinsurance                                                                                          6
--------------------------------------------------------------------------------------------------------
Investments                                                                                          7
--------------------------------------------------------------------------------------------------------
Derivatives                                                                                          8
--------------------------------------------------------------------------------------------------------
Fair Value                                                                                           9
--------------------------------------------------------------------------------------------------------
Goodwill                                                                                             10
--------------------------------------------------------------------------------------------------------
Income Tax                                                                                           14
--------------------------------------------------------------------------------------------------------
Litigation Contingencies                                                                             15

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance and policyholder dividends due and unpaid.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and
    . in limited circumstances, the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

  DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 5 for additional information on DAC and VOBA amortization.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income on investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 7.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the FVO was elected. These mortgage loans are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income associated with such real estate is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held for sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in equity securities when it has significant influence or at least 20% interest and for investments in real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
    . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
    . Tax credit and renewable energy partnerships derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Leveraged leases are recorded net of non-recourse debt. Income on leveraged leases is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.
    . Investments in joint ventures that engage in insurance underwriting activities are accounted for under the equity method.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 -----------------------------------------------------------------------------
 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
 -----------------------------------------------------------------------------

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

 Employee Benefit Plans

  Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by MLIC, an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

   MetLife Insurance Company of Connecticut and all of its includable subsidiaries join with MetLife and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to MetLife Insurance Company of Connecticut and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife has elected the "percentage method" (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, 100 percent of tax attributes such as losses are reimbursed by MetLife to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay MetLife each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. If MetLife Insurance Company of Connecticut or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by MetLife Insurance Company of Connecticut and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if MetLife Insurance Company of Connecticut or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2013 and 2012.

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $200 million and $185 million at December 31, 2013 and 2012, respectively. Accumulated amortization of capitalized software was $97 million and $92 million at December 31, 2013 and 2012, respectively. Related amortization expense was $5 million, $10 million and $17 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  Other Revenues

    Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective July 17, 2013, the Company adopted new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption, but may impact the selection of benchmark interest rates for hedging relationships in the future.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 12.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 8.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholders' equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 9.

Future Adoption of New Accounting Pronouncements

  In March 2013, the FASB issued new guidance regarding foreign currency (Accounting Standards Update ("ASU") 2013-05, Foreign Currency Matters (Topic
830): Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity), effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The amendments require an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to apply the guidance in Subtopic 830-30, Foreign Currency Matters -- Translation of Financial Statements, to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in section 830-30-40, Derecognition, still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

  In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two businesses:
Annuities and Life & Other. Annuities includes a variety of variable, fixed and indexed annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, various start-up businesses, including direct and digital marketing products, run-off businesses, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts.

Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues excludes net investment gains (losses) and net derivative gains (losses). Operating expenses excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

    . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

    . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iv) excludes certain amounts related to contractholder-directed unit-linked investments, and
       (v) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

    . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

    . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

    . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

    . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

    . Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements, and (ii) acquisition and integration costs.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2013, 2012 and 2011 and at December 31, 2013 and 2012. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

   MetLife's economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon and applying an industry standard method for the inclusion of diversification benefits among risk types.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income
 (loss) from continuing operations, net of income tax.

   Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                  Operating Earnings
                                                         -------------------------------------
                                                                  Corporate
                                                                   Benefit  Corporate                         Total
Year Ended December 31, 2013                              Retail   Funding   & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums................................................ $    387  $   184   $    35  $    606 $       --   $      606
Universal life and investment-type product policy fees..    2,155       35        --     2,190        146        2,336
Net investment income...................................    1,614    1,162       112     2,888       (36)        2,852
Other revenues..........................................      587        5        --       592         --          592
Net investment gains (losses)...........................       --       --        --        --         82           82
Net derivative gains (losses)...........................       --       --        --        --    (1,052)      (1,052)
                                                         --------  -------   -------  -------- ----------   ----------
  Total revenues........................................    4,743    1,386       147     6,276      (860)        5,416
                                                         --------  -------   -------  -------- ----------   ----------
Expenses
Policyholder benefits and claims........................      737      749        14     1,500        207        1,707
Interest credited to policyholder account balances......      906      136        --     1,042        (5)        1,037
Goodwill impairment.....................................       --       --        --        --         66           66
Capitalization of DAC...................................    (475)      (2)      (27)     (504)         --        (504)
Amortization of DAC and VOBA............................      552        5         1       558      (508)           50
Interest expense on debt................................       --       --        68        68        122          190
Other expenses..........................................    1,816       36        71     1,923         --        1,923
                                                         --------  -------   -------  -------- ----------   ----------
  Total expenses........................................    3,536      924       127     4,587      (118)        4,469
                                                         --------  -------   -------  -------- ----------   ----------
Provision for income tax expense (benefit)..............      395      162      (86)       471      (244)          227
                                                         --------  -------   -------  -------- ----------   ----------
Operating earnings...................................... $    812  $   300   $   106     1,218
                                                         ========  =======   =======
Adjustments to:.........................................
  Total revenues........................................                                 (860)
  Total expenses........................................                                   118
  Provision for income tax (expense) benefit............                                   244
                                                                                      --------
Income (loss) from continuing operations, net of income
 tax....................................................                              $    720              $      720
                                                                                      ========              ==========

                                            Corporate
                                             Benefit  Corporate &
   At December 31, 2013            Retail    Funding     Other      Total
   ----------------------------- ---------- --------- ----------- ----------
                                                (In millions)
   Total assets................. $  146,515 $  30,822  $  10,702  $  188,039
   Separate account assets...... $   95,692 $   2,088  $      --  $   97,780
   Separate account liabilities. $   95,692 $   2,088  $      --  $   97,780

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                   Operating Earnings
                                                         ---------------------------------------
                                                                  Corporate
                                                                   Benefit  Corporate &                         Total
Year Ended December 31, 2012                              Retail   Funding     Other     Total   Adjustments Consolidated
-------------------------------------------------------- -------- --------- ----------- -------- ----------- ------------
                                                                                  (In millions)
Revenues
Premiums................................................ $    498 $    629   $    134   $  1,261 $       --  $     1,261
Universal life and investment-type product policy fees..    2,081       29         14      2,124        137        2,261
Net investment income...................................    1,525    1,167        185      2,877         75        2,952
Other revenues..........................................      505        6         --        511         --          511
Net investment gains (losses)...........................       --       --         --         --        152          152
Net derivative gains (losses)...........................       --       --         --         --      1,003        1,003
                                                         -------- --------   --------   -------- ----------  -----------
  Total revenues........................................    4,609    1,831        333      6,773      1,367        8,140
                                                         -------- --------   --------   -------- ----------  -----------
Expenses
Policyholder benefits and claims........................      738    1,161        128      2,027        362        2,389
Interest credited to policyholder account balances......      943      162         --      1,105         42        1,147
Goodwill impairment.....................................       --       --         --         --        394          394
Capitalization of DAC...................................    (848)      (5)       (33)      (886)         --        (886)
Amortization of DAC and VOBA............................      666       10          2        678        357        1,035
Interest expense on debt................................       --       --         68         68        163          231
Other expenses..........................................    2,229       39         66      2,334          6        2,340
                                                         -------- --------   --------   -------- ----------  -----------
  Total expenses........................................    3,728    1,367        231      5,326      1,324        6,650
                                                         -------- --------   --------   -------- ----------  -----------
Provision for income tax expense (benefit)..............      332      162       (30)        464       (92)          372
                                                         -------- --------   --------   --------             -----------
Operating earnings...................................... $    549 $    302   $    132        983
                                                         ======== ========   ========
Adjustments to:
  Total revenues........................................                                   1,367
  Total expenses........................................                                 (1,324)
  Provision for income tax (expense) benefit............                                      92
                                                                                        --------
Income (loss) from continuing operations, net of income
 tax....................................................                                $  1,118             $     1,118
                                                                                        ========             ===========

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2012            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)

    Total assets................. $  136,074  $33,140  $  15,323 $  184,537
    Separate account assets...... $   84,106  $ 2,008  $      -- $   86,114
    Separate account liabilities. $   84,106  $ 2,008  $      -- $   86,114

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)

                                                                    Operating Earnings
                                                         -----------------------------------------
                                                                    Corporate
                                                                     Benefit  Corporate                           Total
Year Ended December 31, 2011                               Retail    Funding   & Other    Total    Adjustments Consolidated
-------------------------------------------------------- ---------- --------- --------- ---------- ----------- ------------
                                                                                   (In millions)
Revenues
Premiums................................................ $      710  $  1,071  $     47 $    1,828 $        --  $     1,828
Universal life and investment-type product policy fees..      1,764        34        36      1,834         122        1,956
Net investment income...................................      1,423     1,175       181      2,779         295        3,074
Other revenues..........................................        502         5         1        508          --          508
Net investment gains (losses)...........................         --        --        --         --          35           35
Net derivative gains (losses)...........................         --        --        --         --       1,096        1,096
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total revenues........................................      4,399     2,285       265      6,949       1,548        8,497
                                                         ----------  --------  -------- ---------- -----------  -----------
Expenses
Policyholder benefits and claims........................        896     1,598        46      2,540         120        2,660
Interest credited to policyholder account balances......        988       180        --      1,168          21        1,189
Goodwill impairment.....................................         --        --        --         --          --           --
Capitalization of DAC...................................    (1,301)       (7)      (57)    (1,365)          --      (1,365)
Amortization of DAC and VOBA............................        791         4         6        801         358        1,159
Interest expense on debt................................         --        --        67         67         322          389
Other expenses..........................................      2,568        42       163      2,773          25        2,798
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total expenses........................................      3,942     1,817       225      5,984         846        6,830
                                                         ----------  --------  -------- ---------- -----------  -----------
Provision for income tax expense (benefit)..............        161       164      (70)        255         238          493
                                                         ----------  --------  -------- ----------              -----------
Operating earnings...................................... $      296  $    304  $    110        710
                                                         ==========  ========  ========
Adjustments to:
  Total revenues........................................                                     1,548
  Total expenses........................................                                     (846)
  Provision for income tax (expense) benefit............                                     (238)
                                                                                        ----------
Income (loss) from continuing operations, net of income
 tax....................................................                                $    1,174              $     1,174
                                                                                        ==========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                          --------------------------
                                            2013     2012     2011
                                          -------- -------- --------
                                                (In millions)
           Life insurance (1)............ $  3,528 $  4,026 $  4,285
           Accident and health insurance.        6        7        7
                                          -------- -------- --------
            Total........................ $  3,534 $  4,033 $  4,292
                                          ======== ======== ========

--------

(1) Includes annuities and corporate benefit funding products.

  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2013, 2012 and 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations:

                                    Years Ended December 31,
                                   --------------------------
                                     2013     2012     2011
                                   -------- -------- --------
                                         (In millions)
                  U.S............. $  3,442 $  3,329 $  3,222
                  Foreign:
                   United Kingdom.       92      556      986
                   Other (1)......       --      148       84
                                   -------- -------- --------
                     Total........ $  3,534 $  4,033 $  4,292
                                   ======== ======== ========

--------

(1)See Note 3 for information on the disposition of a subsidiary.

3. Dispositions

Disposition

  In June 2012, the Company distributed all of the issued and outstanding shares of common stock of its wholly-owned subsidiary, MetLife Europe Limited ("MetLife Europe") to its stockholders as an in-kind dividend. The net book value of MetLife Europe at the time of the dividend was $290 million which was recorded as a dividend of retained earnings of $347 million and an increase to OCI of $57 million, net of income tax. As of the date of dividend, the Company no longer consolidates the assets, liabilities and operations of MetLife Europe. The net income of MetLife Europe was not material to the Company for the periods prior to the dividend. The results of MetLife Europe were reported in Corporate & Other. See Note 2 for a discussion of Corporate & Other.

Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                               Year Ended December 31, 2012
                                                               ----------------------------
                                                                      (In millions)
Total revenues................................................        $                  12
Total expenses................................................                           --
                                                                      ---------------------
Income (loss) before provision for income tax.................                           12
Provision for income tax expense (benefit)....................                            4
                                                                      ---------------------
Income (loss) from discontinued operations, net of income tax.        $                   8
                                                                      =====================

  There was no income (loss) from discontinued operations, net of income tax, for both of the years ended December 31, 2013 and 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


4. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                            -------------------
                                              2013      2012
                                            --------- ---------
                                               (In millions)
                 Retail.................... $  35,844 $  37,642
                 Corporate Benefit Funding.    22,222    23,766
                 Corporate & Other.........     6,542     6,289
                                            --------- ---------
                  Total.................... $  64,608 $  67,697
                                            ========= =========

  See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       of 4%, and mortality rates guaranteed
                                       in calculating the cash surrender
                                       values described in such contracts).
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 2% to 7%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 4% to 8%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 7%.
  ---------------------------------------------------------------------------

  Participating business represented 3% and 2% of the Company's life insurance in-force at December 31, 2013 and 2012, respectively. Participating policies represented 32%, 24% and 10% of gross life insurance premiums for the years ended December 31, 2013, 2012 and 2011, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 8. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.
       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and
                                                    Variable Life
                                  Annuity Contracts   Contracts
                                  ----------------- -------------
                                                      Secondary
                                   GMDBs    GMIBs    Guarantees     Total
                                  -------- -------- ------------- ---------
                                                (In millions)
    Direct
    Balance at January 1, 2011... $     79 $    281     $     896 $   1,256
    Incurred guaranteed benefits.       84      128           140       352
    Paid guaranteed benefits.....     (25)       --            --      (25)
                                  -------- --------     --------- ---------
    Balance at December 31, 2011.      138      409         1,036     1,583
    Incurred guaranteed benefits.      108      402           332       842
    Paid guaranteed benefits.....     (29)       --            --      (29)
                                  -------- --------     --------- ---------
    Balance at December 31, 2012.      217      811         1,368     2,396
    Incurred guaranteed benefits.      155      127           415       697
    Paid guaranteed benefits.....     (17)       --            --      (17)
                                  -------- --------     --------- ---------
    Balance at December 31, 2013. $    355 $    938     $   1,783 $   3,076
                                  ======== ========     ========= =========
    Ceded
    Balance at January 1, 2011... $     76 $     97     $     657 $     830
    Incurred guaranteed benefits.       59       42           110       211
    Paid guaranteed benefits.....     (21)       --            --      (21)
                                  -------- --------     --------- ---------
    Balance at December 31, 2011.      114      139           767     1,020
    Incurred guaranteed benefits.       56      129           267       452
    Paid guaranteed benefits.....     (25)       --            --      (25)
                                  -------- --------     --------- ---------
    Balance at December 31, 2012.      145      268         1,034     1,447
    Incurred guaranteed benefits.       85       31           334       450
    Paid guaranteed benefits.....     (15)       --            --      (15)
                                  -------- --------     --------- ---------
    Balance at December 31, 2013. $    215 $    299     $   1,368 $   1,882
                                  ======== ========     ========= =========
    Net
    Balance at January 1, 2011... $      3 $    184     $     239 $     426
    Incurred guaranteed benefits.       25       86            30       141
    Paid guaranteed benefits.....      (4)       --            --       (4)
                                  -------- --------     --------- ---------
    Balance at December 31, 2011.       24      270           269       563
    Incurred guaranteed benefits.       52      273            65       390
    Paid guaranteed benefits.....      (4)       --            --       (4)
                                  -------- --------     --------- ---------
    Balance at December 31, 2012.       72      543           334       949
    Incurred guaranteed benefits.       70       96            81       247
    Paid guaranteed benefits.....      (2)       --            --       (2)
                                  -------- --------     --------- ---------
    Balance at December 31, 2013. $    140 $    639     $     415 $   1,194
                                  ======== ========     ========= =========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2013      2012
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                      Equity.......... $  46,559 $  39,113
                      Balanced........    41,894    37,528
                      Bond............     4,270     4,678
                      Money Market....       789       879
                                       --------- ---------
                       Total.......... $  93,512 $  82,198
                                       ========= =========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 6 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2013                         2012
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $   100,420    $    57,041   $    89,671    $    51,411
Separate account value..................  $    95,637    $    55,805   $    84,106    $    49,778
Net amount at risk......................  $     2,230    $       562   $     3,117    $     2,316
Average attained age of contractholders.     64 years       64 years      63 years       63 years

                                                        December 31,
                                                   -----------------------
                                                      2013        2012
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     6,360 $     5,812
     Net amount at risk........................... $    91,264 $    86,468
     Average attained age of policyholders........    58 years    58 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2013, 2012 and 2011, the Company issued $10.9 billion, $10.3 billion and $12.5 billion, respectively, and repaid $11.7 billion, $9.6 billion and $13.4 billion, respectively, of such funding agreements. At December 31, 2013 and 2012, liabilities for funding agreements outstanding, which are included in PABs, were $5.3 billion and $6.1 billion, respectively.

  MetLife Insurance Company of Connecticut and MLI-USA, are members of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2013       2012
                                       ---------- ----------
                                           (In millions)
                   FHLB of Boston..... $       64 $       67
                   FHLB of Pittsburgh. $       20 $       11

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                    Liability           Collateral
                               ------------------- ---------------------
                                             December 31,
                               -----------------------------------------
                                 2013      2012       2013       2012
                               --------- --------- ---------- ----------
                                             (In millions)
       FHLB of Boston (1)..... $     450 $     450 $  808 (2) $  537 (2)
       Farmer Mac (3)......... $     200 $     200 $      230 $      230
       FHLB of Pittsburgh (1). $     200 $      -- $  602 (2) $  595 (2)

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                           --------------------------
                                             2013     2012     2011
                                           -------- -------- --------
                                                 (In millions)
          Balance at January 1,........... $  1,216 $  1,079 $    978
           Less: Reinsurance recoverables.    1,124      980      878
                                           -------- -------- --------
          Net balance at January 1,.......       92       99      100
                                           -------- -------- --------
          Incurred related to:
           Current year...................        5        5        5
           Prior years (1)................        4      (2)        4
                                           -------- -------- --------
             Total incurred...............        9        3        9
                                           -------- -------- --------
          Paid related to:
           Current year...................       --       --       --
           Prior years....................     (11)     (10)     (10)
                                           -------- -------- --------
             Total paid...................     (11)     (10)     (10)
                                           -------- -------- --------
          Net balance at December 31,.....       90       92       99
           Add: Reinsurance recoverables..    1,235    1,124      980
                                           -------- -------- --------
          Balance at December 31,......... $  1,325 $  1,216 $  1,079
                                           ======== ======== ========

--------

(1)During 2013, 2012 and 2011, claims and claim adjustment expenses associated with prior years changed due to differences between the actual benefits paid and expected benefits owed during those periods.

Separate Accounts

  Separate account assets and liabilities primarily include pass-through separate accounts totaling $97.6 billion and $85.9 billion at December 31, 2013 and 2012, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2013, 2012 and 2011, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5.Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Policy-Related Intangibles (continued)


Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5.Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Policy-Related Intangibles (continued)

cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5.Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Policy-Related Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2013      2012      2011
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  3,079  $  3,215  $  2,718
Capitalizations..................................................      504       886     1,365
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).      484      (331)     (339)
 Other expenses..................................................     (404)     (513)     (477)
                                                                  --------  --------  --------
   Total amortization............................................       80      (844)     (816)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................       80       (19)      (49)
Disposition and other (1), (2)...................................      138      (159)       (3)
                                                                  --------  --------  --------
Balance at December 31,..........................................    3,881     3,079     3,215
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................      667     1,006     1,686
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).        5        --       (29)
 Other expenses..................................................     (135)     (191)     (314)
                                                                  --------  --------  --------
   Total amortization............................................     (130)     (191)     (343)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      312      (148)     (337)
                                                                  --------  --------  --------
Balance at December 31,..........................................      849       667     1,006
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  4,730  $  3,746  $  4,221
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes $138 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

(2)See Note 3 for information on the disposition of a subsidiary.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5.Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Policy-Related Intangibles (continued)


  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                             -----------------
                                               2013     2012
                                             -------- --------
                                               (In millions)
                  Retail.................... $  4,698 $  3,738
                  Corporate Benefit Funding.        6        8
                  Corporate & Other.........       26       --
                                             -------- --------
                   Total.................... $  4,730 $  3,746
                                             ======== ========

  Information regarding other policy-related intangibles was as follows:

                                          Years Ended December 31,
                                          -----------------------
                                           2013     2012    2011
                                          -------  ------- -------
                                               (In millions)
              Deferred Sales Inducements
              Balance at January 1,...... $   509  $   535 $   537
              Capitalization.............       6       21      79
              Amortization...............    (32)     (47)    (81)
                                          -------  ------- -------
              Balance at December 31,.... $   483  $   509 $   535
                                          =======  ======= =======
              VODA and VOCRA
              Balance at January 1,...... $   175  $   190 $   203
              Amortization...............    (16)     (15)    (13)
                                          -------  ------- -------
              Balance at December 31,.... $   159  $   175 $   190
                                          =======  ======= =======
              Accumulated amortization... $    81  $    65 $    50
                                          =======  ======= =======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2014.......................... $          176 $          17
          2015.......................... $          141 $          17
          2016.......................... $          114 $          15
          2017.......................... $           94 $          14
          2018.......................... $           78 $          13

6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

Retail

  The Company's Retail Annuities business reinsures 100% of the living and death benefit guarantees issued in connection with most of its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees issued in connection with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliated reinsurer. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no additional transactions during the periods presented.

Corporate & Other

  The Company also reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company.

Catastrophe Coverage

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2013 and 2012, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.0 billion and $2.2 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  At December 31, 2013, the Company had $7.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.7 billion, or 89%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.2 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2012, the Company had $7.2 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.5 billion, or 90%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.4 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                  2013      2012      2011
                                                                --------  --------  --------
                                                                        (In millions)
Premiums
 Direct premiums............................................... $  1,561  $  2,063  $  2,429
 Reinsurance assumed...........................................       10        11         7
 Reinsurance ceded.............................................     (965)     (813)     (608)
                                                                --------  --------  --------
   Net premiums................................................ $    606  $  1,261  $  1,828
                                                                ========  ========  ========
Universal life and investment-type product policy fees
 Direct universal life and investment-type product policy fees. $  3,248  $  2,972  $  2,572
 Reinsurance assumed...........................................       84        87        92
 Reinsurance ceded.............................................     (996)     (798)     (708)
                                                                --------  --------  --------
   Net universal life and investment-type product policy fees.. $  2,336  $  2,261  $  1,956
                                                                ========  ========  ========
Other revenues
 Direct other revenues......................................... $    259  $    231  $    209
 Reinsurance assumed...........................................       --        --        --
 Reinsurance ceded.............................................      333       280       299
                                                                --------  --------  --------
   Net other revenues.......................................... $    592  $    511  $    508
                                                                ========  ========  ========
Policyholder benefits and claims
 Direct policyholder benefits and claims....................... $  3,732  $  4,139  $  4,277
 Reinsurance assumed...........................................       15        23        20
 Reinsurance ceded.............................................   (2,040)   (1,773)   (1,637)
                                                                --------  --------  --------
   Net policyholder benefits and claims........................ $  1,707  $  2,389  $  2,660
                                                                ========  ========  ========
Interest credited to policyholder account balances
 Direct interest credited to policyholder account balances..... $  1,089  $  1,185  $  1,206
 Reinsurance assumed...........................................       73        71        68
 Reinsurance ceded.............................................     (125)     (109)      (85)
                                                                --------  --------  --------
   Net interest credited to policyholder account balances...... $  1,037  $  1,147  $  1,189
                                                                ========  ========  ========
Other expenses
 Direct other expenses......................................... $  1,568  $  2,562  $  2,781
 Reinsurance assumed...........................................       28        33        48
 Reinsurance ceded.............................................       63       125       152
                                                                --------  --------  --------
   Net other expenses.......................................... $  1,659  $  2,720  $  2,981
                                                                ========  ========  ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2013                                     2012
                              ---------------------------------------- ----------------------------------------
                                                               Total                                    Total
                                                              Balance                                  Balance
                                Direct   Assumed    Ceded      Sheet     Direct   Assumed    Ceded      Sheet
                              ---------- -------- ---------  --------- ---------- -------- ---------  ---------
                                                                (In millions)
Assets
Premiums, reinsurance and
 other receivables........... $      221 $     28 $  20,360  $  20,609 $      396 $     35 $  21,496  $  21,927
Deferred policy acquisition
 costs and value of business
 acquired....................      5,191      123      (584)     4,730      4,264      121      (639)     3,746
                              ---------- -------- ---------  --------- ---------- -------- ---------  ---------
  Total assets............... $    5,412 $    151 $  19,776  $  25,339 $    4,660 $    156 $  20,857  $  25,673
                              ========== ======== =========  ========= ========== ======== =========  =========
Liabilities
Other policy-related
 balances.................... $      712 $  1,641 $     811  $   3,164 $      691 $  1,592 $     855  $   3,138
Other liabilities............      1,257       10     5,509      6,776      1,396       11     5,140      6,547
                              ---------- -------- ---------  --------- ---------- -------- ---------  ---------
  Total liabilities.......... $    1,969 $  1,651 $   6,320  $   9,940 $    2,087 $  1,603 $   5,995  $   9,685
                              ========== ======== =========  ========= ========== ======== =========  =========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $4.6 billion and $4.7 billion at December 31, 2013 and 2012, respectively. There were no deposit liabilities on reinsurance at both December 31, 2013 and 2012.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Exeter, General American Life Insurance Company, MLIIC, MetLife Reinsurance Company of Vermont and MetLife Reinsurance Company of Delaware ("MRD"), all of which are related parties.

  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                Years Ended December 31,
                                                               -------------------------
                                                                 2013     2012     2011
                                                               -------  -------  -------
                                                                     (In millions)
Premiums
 Reinsurance assumed.......................................... $    10  $    11  $     7
 Reinsurance ceded............................................    (638)    (478)    (286)
                                                               -------  -------  -------
   Net premiums............................................... $  (628) $  (467) $  (279)
                                                               =======  =======  =======
Universal life and investment-type product policy fees
 Reinsurance assumed.......................................... $    84  $    87  $    92
 Reinsurance ceded............................................    (585)    (444)    (400)
                                                               -------  -------  -------
   Net universal life and investment-type product policy fees. $  (501) $  (357) $  (308)
                                                               =======  =======  =======
Other revenues
 Reinsurance assumed.......................................... $    --  $    --  $    --
 Reinsurance ceded............................................     332      280      299
                                                               -------  -------  -------
   Net other revenues......................................... $   332  $   280  $   299
                                                               =======  =======  =======
Policyholder benefits and claims
 Reinsurance assumed.......................................... $    13  $    21  $    18
 Reinsurance ceded............................................    (800)    (780)    (484)
                                                               -------  -------  -------
   Net policyholder benefits and claims....................... $  (787) $  (759) $  (466)
                                                               =======  =======  =======
Interest credited to policyholder account balances
 Reinsurance assumed.......................................... $    73  $    71  $    68
 Reinsurance ceded............................................    (125)    (109)     (84)
                                                               -------  -------  -------
   Net interest credited to policyholder account balances..... $   (52) $   (38) $   (16)
                                                               =======  =======  =======
Other expenses
 Reinsurance assumed.......................................... $    28  $    33  $    48
 Reinsurance ceded............................................      92      157      204
                                                               -------  -------  -------
   Net other expenses......................................... $   120  $   190  $   252
                                                               =======  =======  =======

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                      December 31,
                                                         --------------------------------------
                                                                2013                2012
                                                         ------------------  ------------------
                                                         Assumed    Ceded    Assumed    Ceded
                                                         -------- ---------  -------- ---------
                                                                      (In millions)
Assets
Premiums, reinsurance and other receivables............. $     28 $  12,710  $     35 $  14,171
Deferred policy acquisition costs and value of business
  acquired..............................................      122      (579)      121      (642)
                                                         -------- ---------  -------- ---------
 Total assets........................................... $    150 $  12,131  $    156 $  13,529
                                                         ======== =========  ======== =========
Liabilities
Other policy-related balances........................... $  1,640 $     811  $  1,592 $     855
Other liabilities.......................................        9     5,260        10     4,894
                                                         -------- ---------  -------- ---------
 Total liabilities...................................... $  1,649 $   6,071  $  1,602 $   5,749
                                                         ======== =========  ======== =========

  Effective October 1, 2012, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. The agreement covers certain term and certain universal life policies issued in 2012 by MLI-USA and was amended in 2013 to include certain term and universal life policies issued by MLI-USA through December 31, 2013. The agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $917 million and $407 million at December 31, 2013 and 2012, respectively. MLI-USA also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $798 million and $438 million at December 31, 2013 and 2012, respectively. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and was ($14) million and $6 million at December 31, 2013 and 2012, respectively. The Company's consolidated statements of operations reflected a loss for this agreement of $50 million and $37 million for the years ended December 31, 2013 and 2012, respectively, which included net derivative gains (losses) of $20 million and ($6) million for the years ended December 31, 2013 and 2012, respectively, related to the embedded derivative.

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $912 million and $3.6 billion at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($3.0) billion, $524 million, and $1.6 billion for the years ended December 31, 2013, 2012 and 2011, respectively.

  MLI-USA ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)

funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $48 million and $546 million at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were $498 million, ($107) million and ($434) million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.9 billion and $6.1 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $4.4 billion and $4.6 billion at December 31, 2013 and 2012, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2013 and 2012.

7. Investments

  See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS").

                                               December 31, 2013                             December 31, 2012
                                 --------------------------------------------- ---------------------------------------------
                                               Gross Unrealized                              Gross Unrealized
                                  Cost or  ------------------------- Estimated  Cost or  ------------------------- Estimated
                                 Amortized          Temporary  OTTI    Fair    Amortized          Temporary  OTTI    Fair
                                   Cost     Gains    Losses   Losses   Value     Cost     Gains    Losses   Losses   Value
                                 --------- -------- --------- ------ --------- --------- -------- --------- ------ ---------
                                                                        (In millions)
Fixed maturity securities
U.S. corporate.................. $  15,779 $  1,130 $     207 $  --  $  16,702 $  16,914 $  2,063 $      82 $  --  $  18,895
Foreign corporate...............     8,111      485        79    --      8,517     8,618      853        26    --      9,445
U.S. Treasury and agency........     8,188      334       228    --      8,294     7,678    1,186        --    --      8,864
RMBS............................     4,587      201        59    41      4,688     5,492      360        50    64      5,738
State and political subdivision.     2,147      139        62    --      2,224     2,002      354        27    --      2,329
ABS.............................     2,081       32        12    --      2,101     2,204       67        18    --      2,253
CMBS............................     1,546       62         4    --      1,604     2,221      141         6    --      2,356
Foreign government..............     1,038      103        19    --      1,122       876      214         2    --      1,088
                                 --------- -------- --------- -----  --------- --------- -------- --------- -----  ---------
 Total fixed maturity
  securities.................... $  43,477 $  2,486 $     670 $  41  $  45,252 $  46,005 $  5,238 $     211 $  64  $  50,968
                                 ========= ======== ========= =====  ========= ========= ======== ========= =====  =========
Equity securities
Non-redeemable preferred
 stock.......................... $     236 $      9 $      28 $  --  $     217 $     151 $     11 $      22 $  --  $     140
Common stock....................       161       40        --    --        201       160       18         1    --        177
                                 --------- -------- --------- -----  --------- --------- -------- --------- -----  ---------
 Total equity securities........ $     397 $     49 $      28 $  --  $     418 $     311 $     29 $      23 $  --  $     317
                                 ========= ======== ========= =====  ========= ========= ======== ========= =====  =========

   The Company held non-income producing fixed maturity securities with an estimated fair value of $30 million and $22 million with unrealized gains (losses) of $6 million and $3 million at December 31, 2013 and 2012, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                         December 31,
                                            ---------------------------------------
                                                   2013                2012
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $   2,934 $   2,966 $   4,831 $   4,875
Due after one year through five years......     8,895     9,301     8,646     9,192
Due after five years through ten years.....     7,433     7,970     7,967     8,960
Due after ten years........................    16,001    16,622    14,644    17,594
                                            --------- --------- --------- ---------
   Subtotal................................    35,263    36,859    36,088    40,621
Structured securities (RMBS, ABS and CMBS).     8,214     8,393     9,917    10,347
                                            --------- --------- --------- ---------
       Total fixed maturity securities..... $  43,477 $  45,252 $  46,005 $  50,968
                                            ========= ========= ========= =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, ABS and CMBS are shown separately, as they are not due at a single maturity.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2013                         December 31, 2012
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................... $   2,526  $   141   $    470    $   66   $    784    $   16   $    621    $   66
Foreign corporate................     1,520       70        135         9        494         8        203        18
U.S. Treasury and agency.........     3,825      228         --        --        200        --         --        --
RMBS.............................       996       35        457        65         62         6        781       108
State and political subdivision..       630       44         64        18         44         2         55        25
ABS..............................       680        5        104         7        208         1        266        17
CMBS.............................       143        4          7        --         59         1        101         5
Foreign government...............       264       19          1        --        116         2         --        --
                                  ---------  -------   --------    ------   --------    ------   --------    ------
  Total fixed maturity
   securities.................... $  10,584  $   546   $  1,238    $  165   $  1,967    $   36   $  2,027    $  239
                                  =========  =======   ========    ======   ========    ======   ========    ======
Equity securities
Non-redeemable preferred
 stock........................... $     105  $    21   $     33    $    7   $     --    $   --   $     50    $   22
Common stock.....................         3       --          7        --         10         1          7        --
                                  ---------  -------   --------    ------   --------    ------   --------    ------
  Total equity securities........ $     108  $    21   $     40    $    7   $     10    $    1   $     57    $   22
                                  =========  =======   ========    ======   ========    ======   ========    ======
Total number of securities in an
 unrealized loss position........     1,081                 297                  327                  420
                                  =========            ========             ========             ========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

  natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $436 million during the year ended December 31, 2013 from $275 million to $711 million. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, $61 million of the total $711 million of gross unrealized losses were from 18 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $61 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $41 million, or 67%, are related to gross unrealized losses on 13 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads, and with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $61 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $20 million, or 33%, are related to gross unrealized losses on five below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

  based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities increased $5 million during the year ended December 31, 2013 from $23 million to $28 million. Of the $28 million, $5 million were from two equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, all of which were financial services industry investment grade non-redeemable preferred stock, of which 40% were rated A or better.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                December 31,
                                                --------------------------------------------
                                                        2013                   2012
                                                --------------------- ----------------------
                                                  Carrying     % of     Carrying     % of
                                                    Value      Total      Value      Total
                                                ------------- ------- ------------- --------
                                                (In millions)         (In millions)
Mortgage loans:
 Commercial....................................   $  4,869      63.1%   $  5,266       57.5%
 Agricultural..................................      1,285       16.6      1,260        13.8
                                                  --------    -------   --------    --------
   Subtotal (1)................................      6,154       79.7      6,526        71.3
 Valuation allowances..........................        (34)     (0.4)        (35)      (0.4)
                                                  --------    -------   --------    --------
   Subtotal mortgage loans, net................      6,120       79.3      6,491        70.9
 Commercial mortgage loans held by CSEs -- FVO.      1,598       20.7      2,666        29.1
                                                  --------    -------   --------    --------
     Total mortgage loans, net.................   $  7,718     100.0%   $  9,157      100.0%
                                                  ========    =======   ========    ========

--------

(1)Purchases of mortgage loans were $10 million and $27 million for the years ended December 31, 2013 and 2012, respectively.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Mortgage Loans and Valuation Allowance by Portfolio Segment

   The carrying value prior to valuation allowance ("recorded investment") in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, were as follows at:

                                                                     December 31,
                                            ---------------------------------------------------------------
                                                         2013                            2012
                                            ------------------------------- -------------------------------
                                            Commercial Agricultural  Total  Commercial Agricultural  Total
                                            ---------- ------------ ------- ---------- ------------ -------
                                                                     (In millions)
Mortgage loans:
 Evaluated individually for credit losses..  $    72     $     4    $    76  $    76     $    --    $    76
 Evaluated collectively for credit losses..    4,797       1,281      6,078    5,190       1,260      6,450
                                             -------     -------    -------  -------     -------    -------
   Total mortgage loans....................    4,869       1,285      6,154    5,266       1,260      6,526
                                             -------     -------    -------  -------     -------    -------
Valuation allowances:
 Specific credit losses....................        7          --          7       11          --         11
 Non-specifically identified credit losses.       23           4         27       21           3         24
                                             -------     -------    -------  -------     -------    -------
   Total valuation allowances..............       30           4         34       32           3         35
                                             -------     -------    -------  -------     -------    -------
     Mortgage loans, net of valuation
       allowance...........................  $ 4,839     $ 1,281    $ 6,120  $ 5,234     $ 1,257    $ 6,491
                                             =======     =======    =======  =======     =======    =======

 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                        Commercial Agricultural  Total
                                        ---------- ------------ -------
                                                 (In millions)
        Balance at January 1, 2011.....  $    84      $    3    $    87
        Provision (release)............     (26)          --       (26)
        Charge-offs, net of recoveries.       --          --         --
                                         -------      ------    -------
        Balance at December 31, 2011...       58           3         61
        Provision (release)............     (26)          --       (26)
        Charge-offs, net of recoveries.       --          --         --
                                         -------      ------    -------
        Balance at December 31, 2012...       32           3         35
        Provision (release)............      (2)           1        (1)
        Charge-offs, net of recoveries.       --          --         --
                                         -------      ------    -------
        Balance at December 31, 2013...  $    30      $    4    $    34
                                         =======      ======    =======

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

  value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans, were as follows at:

                                    Recorded Investment
                       ----------------------------------------------
                        Debt Service Coverage Ratios
                       ------------------------------          % of     Estimated   % of
                       > 1.20x  1.00x - 1.20x < 1.00x  Total   Total   Fair Value   Total
                       -------- ------------- ------- -------- ------ ------------- ------
                                    (In millions)                     (In millions)
December 31, 2013:
Loan-to-value ratios:
Less than 65%......... $  3,754    $  125     $  107  $  3,986  81.9%   $  4,224     82.8%
65% to 75%............      700        --         27       727   14.9        736      14.4
76% to 80%............       80        13         --        93    1.9         93       1.8
Greater than 80%......       37        26         --        63    1.3         53       1.0
                       --------    ------     ------  -------- ------   --------    ------
 Total................ $  4,571    $  164     $  134  $  4,869 100.0%   $  5,106    100.0%
                       ========    ======     ======  ======== ======   ========    ======
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  3,888    $  106     $   89  $  4,083  77.5%   $  4,459     78.5%
65% to 75%............      626        32         27       685   13.0        711      12.5
76% to 80%............      343         8         57       408    7.8        428       7.6
Greater than 80%......       39        28         23        90    1.7         81       1.4
                       --------    ------     ------  -------- ------   --------    ------
 Total................ $  4,896    $  174     $  196  $  5,266 100.0%   $  5,679    100.0%
                       ========    ======     ======  ======== ======   ========    ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans, were as follows at:

                                             December 31,
                             ---------------------------------------------
                                      2013                   2012
                             ---------------------- ----------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- -------- ------------- --------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  1,215       94.6%   $  1,184       94.0%
      65% to 75%............         70         5.4         76         6.0
                               --------    --------   --------    --------
       Total................   $  1,285      100.0%   $  1,260      100.0%
                               ========    ========   ========    ========

   The estimated fair value of agricultural mortgage loans was $1.3 billion at both December 31, 2013 and 2012.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2013 and 2012. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no agricultural mortgage loans past due and one commercial mortgage loan in non-accrual status with a recorded investment of $22 million at December 31, 2013. The Company had no mortgage loans past due and no loans in nonaccrual status at December 31, 2012.

 Impaired Mortgage Loans

   Impaired mortgage loans, including those modified in a troubled debt restructuring, by portfolio segment, were as follows at and for the years ended:

                                                              Loans without
                      Loans with a Valuation Allowance     a Valuation Allowance           All Impaired Loans
                  ---------------------------------------- --------------------  --------------------------------------
                   Unpaid                                   Unpaid                Unpaid             Average
                  Principal  Recorded  Valuation  Carrying Principal   Recorded  Principal Carrying  Recorded  Interest
                   Balance  Investment Allowances  Value    Balance   Investment  Balance   Value   Investment  Income
                  --------- ---------- ---------- -------- ---------  ---------- --------- -------- ---------- --------
                                                             (In millions)
December 31, 2013:
Commercial.......  $   22    $     22   $      7  $    15   $    52    $    50    $   74    $   65   $    73    $   3
Agricultural (1).       4           4         --        4        --         --         4         4         2       --
                   ------    --------   --------  -------   -------    -------    ------    ------   -------    -----
  Total..........  $   26    $     26   $      7  $    19   $    52    $    50    $   78    $   69   $    75    $   3
                   ======    ========   ========  =======   =======    =======    ======    ======   =======    =====
December 31, 2012:
Commercial.......  $   76    $     76   $     11  $    65   $    --    $    --    $   76    $   65   $    67    $   2
Agricultural.....      --          --         --       --        --         --        --        --        --       --
                   ------    --------   --------  -------   -------    -------    ------    ------   -------    -----
  Total..........  $   76    $     76   $     11  $    65   $    --    $    --    $   76    $   65   $    67    $   2
                   ======    ========   ========  =======   =======    =======    ======    ======   =======    =====

--------

(1)Valuation allowance on agricultural mortgage loans was less than $1 million for the year ended December 31, 2013.

   Unpaid principal balance is generally prior to any charge-offs. Interest income recognized is primarily cash basis income. The average recorded investment for commercial and agricultural mortgage loans was $29 million and $4 million, respectively, for the year ended December 31, 2011; and interest income recognized for commercial and agricultural mortgage loans was $2 million and $0, respectively, for the year ended December 31, 2011.

 Mortgage Loans Modified in a Troubled Debt Restructuring

   For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

 with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

  The Company had one agricultural mortgage loan modified in a troubled debt restructuring with a pre-modification and post-modification carrying value of $4 million during the year ended December 31, 2013. There were no agricultural mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2012. There were no commercial mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2013. The Company had one commercial mortgage loan modified during the year ended December 31, 2012 in a troubled debt restructuring which had a carrying value after specific valuation allowance of $53 million pre-modification and $48 million post-modification.

  There were no mortgage loans during the previous 12 months modified in a troubled debt restructuring with a subsequent payment default at December 31, 2013 and 2012. Payment default is determined in the same manner as delinquency status as described above.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 8), loans to affiliates (see "-- Related Party Investment Transactions), tax credit and renewable energy partnerships and leveraged leases.

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                        December 31,
                                                                     -------------------
                                                                       2013      2012
                                                                     --------- ---------
                                                                        (In millions)
Rental receivables, net............................................. $      92 $      92
Estimated residual values...........................................        14        14
                                                                     --------- ---------
   Subtotal.........................................................       106       106
Unearned income.....................................................      (35)      (37)
                                                                     --------- ---------
       Investment in leveraged leases, net of non-recourse debt..... $      71 $      69
                                                                     ========= =========

   Rental receivables are generally due in periodic installments. The payment periods range from two to 19 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2013 and 2012, all rental receivables were performing.

   The deferred income tax liability related to leveraged leases was $63 million and $53 million at December 31, 2013 and 2012, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


   The components of income from investment in leveraged leases, excluding net investment gains (losses), were as follows:

                                                                  Years Ended December 31,
                                                                 --------------------------
                                                                   2013     2012     2011
                                                                 -------- -------- --------
                                                                       (In millions)
Income from investment in leveraged leases...................... $      2 $      5 $      8
Less: Income tax expense on leveraged leases....................        1        2        3
                                                                 -------- -------- --------
Investment income after income tax from investment in leveraged
  leases........................................................ $      1 $      3 $      5
                                                                 ======== ======== ========

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $469 million and $654 million at December 31, 2013 and 2012, respectively.

Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                          Years Ended December 31,
                                                                        ----------------------------
                                                                          2013     2012      2011
                                                                        -------- -------- ----------
                                                                               (In millions)
Fixed maturity securities.............................................. $  1,819 $  5,019 $    3,690
Fixed maturity securities with noncredit OTTI losses in AOCI...........     (41)     (64)      (125)
                                                                        -------- -------- ----------
 Total fixed maturity securities.......................................    1,778    4,955      3,565
Equity securities......................................................       15       12       (41)
Derivatives............................................................       39      243        239
Short-term investments.................................................        1      (2)        (2)
Other..................................................................     (71)     (17)        (5)
                                                                        -------- -------- ----------
 Subtotal..............................................................    1,762    5,191      3,756
                                                                        -------- -------- ----------
Amounts allocated from:
 Insurance liability loss recognition..................................       --    (739)      (325)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................      (1)        4          9
 DAC and VOBA..........................................................    (274)    (671)      (509)
                                                                        -------- -------- ----------
   Subtotal............................................................    (275)  (1,406)      (825)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................       16       22         42
Deferred income tax benefit (expense)..................................    (591)  (1,358)    (1,063)
                                                                        -------- -------- ----------
Net unrealized investment gains (losses)............................... $    912 $  2,449 $    1,910
                                                                        ======== ======== ==========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2013           2012
                                                             ------------- --------------
                                                                    (In millions)
Balance at January 1,....................................... $        (64) $        (125)
Noncredit OTTI losses and subsequent changes recognized (1).            11            (3)
Securities sold with previous noncredit OTTI loss...........            21             35
Subsequent changes in estimated fair value..................           (9)             29
                                                             ------------- --------------
Balance at December 31,..................................... $        (41) $         (64)
                                                             ============= ==============

--------

(1)Noncredit OTTI losses and subsequent changes recognized, net of DAC, were $7 million and $5 million for the years ended December 31, 2013 and 2012, respectively.

  The changes in net unrealized investment gains (losses) were as follows:

                                                                       Years Ended December 31,
                                                                    ------------------------------
                                                                       2013       2012      2011
                                                                    ---------- ---------- --------
                                                                            (In millions)
Balance at January 1,.............................................. $    2,449 $    1,910 $    342
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.......................................................         23         61     (39)
Unrealized investment gains (losses) during the year...............    (3,452)      1,374    3,138
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition.......................        739      (414)    (292)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI............................................................        (5)        (5)        4
 DAC and VOBA......................................................        397      (162)    (390)
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI.......................................        (6)       (20)       12
 Deferred income tax benefit (expense).............................        767      (295)    (865)
                                                                    ---------- ---------- --------
Balance at December 31,............................................ $      912 $    2,449 $  1,910
                                                                    ========== ========== ========
Change in net unrealized investment gains (losses)................. $  (1,537) $      539 $  1,568
                                                                    ========== ========== ========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholders' equity, other than the U.S. government and its agencies, at both December 31, 2013 and 2012.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                         ---------------------
                                                            2013       2012
                                                         ---------- ----------
                                                             (In millions)
 Securities on loan: (1)
  Amortized cost........................................ $    5,931 $    6,154
  Estimated fair value.................................. $    5,984 $    7,339
 Cash collateral on deposit from counterparties (2)..... $    6,140 $    7,502
 Security collateral on deposit from counterparties (3). $       -- $       51
 Reinvestment portfolio -- estimated fair value......... $    6,145 $    7,533

--------

(1)Included within fixed maturity securities, short-term investments, cash and cash equivalents and equity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments and fixed maturity securities and at carrying value for mortgage loans at:

                                                                 December 31,
                                                             ---------------------
                                                                2013       2012
                                                             ---------- ----------
                                                                 (In millions)
Invested assets on deposit (regulatory deposits) (1)........ $       56 $       58
Invested assets pledged as collateral (2)...................      1,901      1,569
                                                             ---------- ----------
 Total invested assets on deposit and pledged as collateral. $    1,957 $    1,627
                                                             ========== ==========

--------

(1)See Note 1 for information about invested assets that became restricted under the MetLife Insurance Company of Connecticut plan to withdraw its New York license on January 1, 2014.

(2)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

    See "-- Securities Lending" for securities on loan.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2013       2012
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $      648 $      560
     Carrying value (2)............................. $      498 $      459

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                            December 31,
                                                        ---------------------
                                                           2013       2012
                                                        ---------- ----------
                                                            (In millions)
  Contractually required payments (including interest). $      238 $      172
  Cash flows expected to be collected (1).............. $      183 $       88
  Fair value of investments acquired................... $      128 $       55

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                            December 31,
                                                        ---------------------
                                                           2013       2012
                                                        ---------- ----------
                                                            (In millions)
   Accretable yield, January 1,........................ $      309 $      320
   Investments purchased...............................         55         33
   Accretion recognized in earnings....................       (24)       (18)
   Disposals...........................................        (8)        (4)
   Reclassification (to) from nonaccretable difference.       (24)       (22)
                                                        ---------- ----------
   Accretable yield, December 31,...................... $      308 $      309
                                                        ========== ==========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.6 billion at December 31, 2013. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $862 million at December 31, 2013. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2013, 2012 and 2011. Aggregate total assets of these entities totaled $217.3 billion and $178.3 billion at December 31, 2013 and 2012, respectively. Aggregate total liabilities of these entities totaled $16.3 billion and $12.4 billion at December 31, 2013 and 2012, respectively. Aggregate net income (loss) of these entities totaled $20.9 billion, $13.1 billion and $7.1 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Consolidated VIEs

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                        December 31,
                                                      -----------------
                                                        2013     2012
                                                      -------- --------
                                                        (In millions)
         CSEs: (1)
         Assets:
          Mortgage loans (commercial mortgage loans). $  1,598 $  2,666
          Accrued investment income..................        9       13
                                                      -------- --------
            Total assets............................. $  1,607 $  2,679
                                                      ======== ========
         Liabilities:
          Long-term debt............................. $  1,461 $  2,559
          Other liabilities..........................        7       13
                                                      -------- --------
            Total liabilities........................ $  1,468 $  2,572
                                                      ======== ========

--------

(1)The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $120 million and $92 million at estimated fair value at December 31, 2013 and 2012, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $122 million, $163 million and $322 million for the years ended December 31, 2013, 2012 and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2013                  2012
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, ABS and CMBS) (2). $   8,393  $   8,393  $  10,347  $  10,347
 U.S. and foreign corporate.....................       468        468        651        651
Other limited partnership interests.............     1,651      2,077      1,408      1,930
Real estate joint ventures......................        41         45         71         74
Other invested assets...........................         9         44         --         --
                                                 ---------  ---------  ---------  ---------
 Total.......................................... $  10,562  $  11,027  $  12,477  $  13,002
                                                 =========  =========  =========  =========

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For its investments in other invested assets, the Company's return is in the form of income tax credits. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitment. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 15, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2013, 2012 and 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                                         Years Ended December 31,
                                                                         ------------------------
                                                                          2013     2012    2011
                                                                          ------  ------  ------
                                                                            (In millions)
Investment income:
 Fixed maturity securities.............................................. $2,102   $2,143  $2,147
 Equity securities......................................................     12        9      10
 Mortgage loans.........................................................    344      357     347
 Policy loans...........................................................     55       59      63
 Real estate and real estate joint ventures.............................     56       83      24
 Other limited partnership interests....................................    266      167     176
 Cash, cash equivalents and short-term investments......................      4        5       5
 International joint ventures...........................................    (5)      (2)     (5)
 Other..................................................................     --      (2)       4
                                                                          ------  ------  ------
   Subtotal.............................................................  2,834    2,819   2,771
 Less: Investment expenses..............................................    114      101     100
                                                                          ------  ------  ------
   Subtotal, net........................................................  2,720    2,718   2,671
                                                                          ------  ------  ------
FVO securities--FVO contractholder-directed unit-linked investments (1).     --       62      71
 FVO CSEs--interest income--commercial mortgage loans...................    132      172     332
                                                                          ------  ------  ------
   Subtotal.............................................................    132      234     403
                                                                          ------  ------  ------
     Net investment income.............................................. $2,852   $2,952  $3,074
                                                                          ======  ======  ======

--------

(1)There were no changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income for both the years ended December 31, 2013 and 2012. Changes in estimated fair value subsequent to purchase for securities included in net investment income were ($11) million for the year ended December 31, 2011.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                              Years Ended December 31,
                                                                            --------------------------
                                                                             2013     2012      2011
                                                                             ------   -------  ------
                                                                                (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Transportation........................................................ $  (3)   $  (16)   $   --
     Finance...............................................................    (3)       (7)      (9)
     Utility...............................................................     --       (3)       --
     Communications........................................................     --       (2)     (11)
     Industrial............................................................     --       (1)      (2)
                                                                             ------   -------  ------
       Total U.S. and foreign corporate securities.........................    (6)      (29)     (22)
   RMBS....................................................................   (14)      (20)     (17)
   ABS.....................................................................     --        --      (5)
   CMBS....................................................................     --        --      (3)
                                                                             ------   -------  ------
 OTTI losses on fixed maturity securities recognized in earnings...........   (20)      (49)     (47)
 Fixed maturity securities -- net gains (losses) on sales and disposals....     58       145       81
                                                                             ------   -------  ------
        Total gains (losses) on fixed maturity securities..................     38        96       34
                                                                             ------   -------  ------
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Non-redeemable preferred stock..........................................    (3)        --      (6)
   Common stock............................................................    (2)       (9)      (2)
                                                                             ------   -------  ------
 OTTI losses on equity securities recognized in earnings...................    (5)       (9)      (8)
 Equity securities -- net gains (losses) on sales and disposals............     10         5     (13)
                                                                             ------   -------  ------
        Total gains (losses) on equity securities..........................      5       (4)     (21)
                                                                             ------   -------  ------
 Mortgage loans............................................................      5        27       26
 Real estate and real estate joint ventures................................      2       (3)      (1)
 Other limited partnership interests.......................................    (6)       (2)      (5)
 Other investment portfolio gains (losses).................................      8         4      (9)
                                                                             ------   -------  ------
        Subtotal -- investment portfolio gains (losses)....................     52       118       24
                                                                             ------   -------  ------
FVO CSEs:
 Commercial mortgage loans.................................................   (56)         7     (84)
 Long-term debt -- related to commercial mortgage loans....................     88        27       93
Non-investment portfolio gains (losses)....................................    (2)        --        2
                                                                             ------   -------  ------
        Subtotal FVO CSEs and non-investment portfolio gains (losses)......     30        34       11
                                                                             ------   -------  ------
          Total net investment gains (losses).............................. $   82   $   152   $   35
                                                                             ======   =======  ======

   See "-- Variable Interest Entities" for discussion of CSEs.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) was less than $1 million, $2 million and ($7) million for the years ended December 31, 2013, 2012 and 2011, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                     Years Ended December 31,
                             -------------------------------------------------------------------------
                               2013    2012     2011    2013    2012   2011    2013    2012     2011
                             -------- ------- -------- ------- ------ ------ -------- ------- --------
                             Fixed Maturity Securities   Equity Securities             Total
                             ------------------------- --------------------- -------------------------
                                                           (In millions)
Proceeds.................... $ 11,051 $ 6,690 $ 11,634 $    75 $   39 $  190 $ 11,126 $ 6,729 $ 11,824
                             ======== ======= ======== ======= ====== ====== ======== ======= ========
Gross investment gains...... $    189 $   186 $    182 $    19 $    9 $    9 $    208 $   195 $    191
                             -------- ------- -------- ------- ------ ------ -------- ------- --------
Gross investment losses.....    (131)    (41)    (101)     (9)    (4)   (22)    (140)    (45)    (123)
                             -------- ------- -------- ------- ------ ------ -------- ------- --------
Total OTTI losses:
  Credit-related............     (17)    (42)     (38)      --     --     --     (17)    (42)     (38)
  Other (1).................      (3)     (7)      (9)     (5)    (9)    (8)      (8)    (16)     (17)
                             -------- ------- -------- ------- ------ ------ -------- ------- --------
   Total OTTI losses........     (20)    (49)     (47)     (5)    (9)    (8)     (25)    (58)     (55)
                             -------- ------- -------- ------- ------ ------ -------- ------- --------
    Net investment gains
     (losses)............... $     38 $    96 $     34 $     5 $  (4) $ (21) $     43 $    92 $     13
                             ======== ======= ======== ======= ====== ====== ======== ======= ========

--------

(1)Other OTTI losses recognized in earnings include impairments on (i) equity securities, (ii) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and (iii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                  Years Ended December 31,
                                                                 ---------------------------
                                                                     2013          2012
                                                                 ------------- -------------
                                                                        (In millions)
Balance at January 1,........................................... $          59 $          55
Additions:
 Initial impairments -- credit loss OTTI recognized on
   securities not previously impaired...........................             1             6
 Additional impairments -- credit loss OTTI recognized on
   securities previously impaired...............................            12            15
Reductions:
 Sales (maturities, pay downs or prepayments) during the period
   of securities previously impaired as credit loss OTTI........          (15)          (17)
                                                                 ------------- -------------
Balance at December 31,......................................... $          57 $          59
                                                                 ============= =============

 Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                     Years Ended December 31,
                                                                     ------------------------
                                                                       2013    2012    2011
                                                                     -------- ------- -------
                                                                          (In millions)
Estimated fair value of invested assets transferred to affiliates... $    874 $    -- $    --
Amortized cost of invested assets transferred to affiliates......... $    827 $    -- $    --
Net investment gains (losses) recognized on transfers............... $     47 $    -- $    --
Estimated fair value of invested assets transferred from affiliates. $    834 $    -- $    33

  Included within the transfers to affiliates in 2013 and transfers from affiliates in 2013 was $739 million and $751 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities. See Note 1.

  The Company has affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans, with a carrying value of $364 million and $306 million at December 31, 2013 and 2012, respectively. Two loans issued in 2013 totaling $60 million bear interest at one-month LIBOR + 4.50% with quarterly interest only payments of less than $1 million through January 2017, when the principal balance is due. A loan with a carrying value of $110 million, at both December 31, 2013 and 2012, bears interest at one-month LIBOR + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. A loan with a carrying value of $134 million and $136 million at December 31, 2013 and 2012, respectively, bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. A loan with a carrying value of $60 million, at both December 31, 2013 and 2012, bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. These affiliated loans are secured by interests in the real estate

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these affiliated loans was $16 million, $17 million and $14 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company has affiliated loans outstanding, which are included in other invested assets, totaling $430 million at both December 31, 2013 and 2012. At December 31, 2011, the loans were outstanding with Exeter, an affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loans of $305 million, issued by MetLife Insurance Company of Connecticut and $125 million, issued by MLI-USA, are due on July 15, 2021 and December 16, 2021, respectively, and bear interest, payable semi-annually, at 5.64% and 5.86%, respectively. Net investment income from these affiliated loans was $25 million, $25 million and $8 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  In July 2013, the Company committed to lend up to $1.8 billion to Exeter, an affiliate, pursuant to a note purchase agreement. Pursuant to the agreement, MetLife Insurance Company of Connecticut committed to purchase up to $1.3 billion of notes and MLI-USA committed to purchase up to $438 million of notes through December 31, 2014. The notes will be due not later than three years after issuance. The repayment of any notes issued pursuant to this agreement is guaranteed by MetLife. In October 2013, pursuant to this agreement, the Company issued loans to Exeter which are included in other invested assets, totaling $500 million at December 31, 2013. The loans of $375 million, issued by MetLife Insurance Company of Connecticut, and $125 million, issued by MLI-USA, are both due October 15, 2015, and bear interest, payable semi-annually, at 2.47%. Net investment income from this loan was $3 million at December 31, 2013. The remaining total commitment to lend is $1.2 billion with $925 million committed by MetLife Insurance Company of Connecticut and $313 million committed by MLI-USA at December 31, 2013.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $68 million for both years ended December 31, 2013 and 2012 and $67 million for the year ended December 31, 2011. The Company also had additional affiliated net investment income of $1 million for the year ended December 31, 2013 and less than $1 million for both of the years ended December 31, 2012 and 2011.

8. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)

over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, futures and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

  The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

  In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

  Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps. The Company utilizes inflation swaps in non-qualifying hedging relationships.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

   To a lesser extent, the Company uses foreign currency forwards in non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, variance swaps and exchange-traded equity futures.

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   To a lesser extent, the Company also uses total rate of return swaps ("TRRs") to hedge its equity market guarantees in certain of its insurance products. The Company utilizes TRRs in non-qualifying hedging relationships.

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                     December 31,
                                                             -------------------------------------------------------------
                                                                          2013                           2012
                                                             ------------------------------ ------------------------------
                                                                       Estimated Fair Value           Estimated Fair Value
                                                                       --------------------           --------------------
                                                             Notional                       Notional
                           Primary Underlying Risk Exposure   Amount    Assets  Liabilities  Amount    Assets  Liabilities
                           --------------------------------  --------- -------- ----------- --------- -------- -----------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $     436 $      5    $     10 $     538 $     28   $       9
  Foreign currency swaps.. Foreign currency exchange rate...       122       --          13       122       --          14
                                                             --------- --------    -------- --------- --------   ---------
   Subtotal..............................................          558        5          23       660       28          23
                                                             --------- --------    -------- --------- --------   ---------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................       537        6          32       658       99          --
  Interest rate forwards.. Interest rate....................       245        3           4       410       81          --
  Foreign currency swaps.. Foreign currency exchange rate...       544       25          35       524       16          14
                                                             --------- --------    -------- --------- --------   ---------
   Subtotal..............................................        1,326       34          71     1,592      196          14
                                                             --------- --------    -------- --------- --------   ---------
    Total qualifying hedges.............................         1,884       39          94     2,252      224          37
                                                             --------- --------    -------- --------- --------   ---------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps....... Interest rate....................    22,262      881         441    16,869    1,254         513
Interest rate floors...... Interest rate....................    17,604      103          99    15,136      318         274
Interest rate caps........ Interest rate....................     9,651       36          --     9,031       11          --
Interest rate futures..... Interest rate....................     1,443       --           3     2,771       --           7
Foreign currency swaps.... Foreign currency exchange rate...       882       52          41       811       60          35
Foreign currency forwards. Foreign currency exchange rate...        56       --           1       139       --           4
Credit default
 swaps -- purchased....... Credit...........................       157       --           1       162       --           2
Credit default
 swaps -- written......... Credit...........................     2,243       38          --     2,456       23           1
Equity futures............ Equity market....................       778       --           3     1,075       --          27
Equity options............ Equity market....................     3,597      305          42     2,845      469           1
Variance swaps............ Equity market....................     2,270        6          94     2,346       11          62
TRRs...................... Equity market....................       462       --          22       300       --           7
                                                             --------- --------    -------- --------- --------   ---------
   Total non-designated or non-qualifying derivatives....       61,405    1,421         747    53,941    2,146         933
                                                             --------- --------    -------- --------- --------   ---------
    Total...............................................     $  63,289 $  1,460    $    841 $  56,193 $  2,370   $     970
                                                             ========= ========    ======== ========= ========   =========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  Based on notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2013 and 2012. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes in the consolidated statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                 Years Ended December 31,
                                             ---------------------------------
                                                 2013         2012      2011
                                             ------------- ---------- --------
                                                       (In millions)
 Derivatives and hedging gains (losses) (1). $       (958) $    (289) $    846
 Embedded derivatives.......................          (94)      1,292      250
                                             ------------- ---------- --------
  Total net derivative gains (losses)....... $     (1,052) $    1,003 $  1,096
                                             ============= ========== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                      Years Ended December 31,
                                                     ---------------------------
                                                       2013      2012     2011
                                                     --------- -------- --------
                                                            (In millions)
Qualifying hedges:
 Net investment income.............................. $       2 $      2 $      2
 Interest credited to policyholder account balances.         2       18       41
Non-qualifying hedges:
 Net derivative gains (losses)......................        79      127       83
 Policyholder benefits and claims...................      (17)      (6)       --
                                                     --------- -------- --------
   Total............................................ $      66 $    141 $    126
                                                     ========= ======== ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                               Net     Policyholder
                                             Net Derivative Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2013:
 Interest rate derivatives..................   $      (558)  $      --   $     (26)
 Foreign currency exchange rate derivatives.           (24)         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............             27         --           --
 Equity derivatives.........................          (486)        (7)         (90)
                                               ------------  ---------   ----------
   Total....................................   $    (1,041)  $     (7)   $    (116)
                                               ============  =========   ==========
Year Ended December 31, 2012:
 Interest rate derivatives..................   $        (5)  $      --   $       --
 Foreign currency exchange rate derivatives.            (4)         --           --
 Credit derivatives -- purchased............           (11)         --           --
 Credit derivatives -- written..............             41         --           --
 Equity derivatives.........................          (413)        (4)         (51)
                                               ------------  ---------   ----------
   Total....................................   $      (392)  $     (4)   $     (51)
                                               ============  =========   ==========
Year Ended December 31, 2011:
 Interest rate derivatives..................   $        701  $      --   $       --
 Foreign currency exchange rate derivatives.             27         --           --
 Credit derivatives -- purchased............             13         --           --
 Credit derivatives -- written..............           (13)         --           --
 Equity derivatives.........................             45        (7)          (4)
                                               ------------  ---------   ----------
   Total....................................   $        773  $     (7)   $      (4)
                                               ============  =========   ==========

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                         Net Derivative  Net Derivative Ineffectiveness
                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value   Hedged Items in Fair Value     Recognized    Recognized for Net Derivative
Hedging Relationships         Hedging Relationships      for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------- --------------- -------------- ---------------
                                                                         (In millions)
Year Ended December 31, 2013:
Interest rate swaps:       Fixed maturity securities....  $            7 $          (9)  $          (2)
                           Policyholder liabilities (1).            (30)             28             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).               2            (2)              --
                                                          -------------- --------------  --------------
  Total...............................................    $         (21) $           17  $          (4)
                                                          ============== ==============  ==============
Year Ended December 31, 2012:
Interest rate swaps:       Fixed maturity securities....  $          (3) $            1  $          (2)
                           Policyholder liabilities (1).            (10)              8             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).            (29)             20             (9)
                                                          -------------- --------------  --------------
  Total...............................................    $         (42) $           29  $         (13)
                                                          ============== ==============  ==============
Year Ended December 31, 2011:
Interest rate swaps:       Fixed maturity securities....  $          (7) $            5  $          (2)
                           Policyholder liabilities (1).              36           (38)             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).            (52)             30            (22)
                                                          -------------- --------------  --------------
  Total...............................................    $         (23) $          (3)  $         (26)
                                                          ============== ==============  ==============

--------

(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). These amounts were $0 for both years ended December 31, 2013 and 2012 and $1 million for the year ended December 31, 2011.

  At December 31, 2013 and 2012, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed six years and seven years, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  At December 31, 2013 and 2012, the balance in AOCI associated with cash flow hedges was $39 million and $243 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity:

                                                    Amount and Location        Amount and Location
                            Amount of Gains          of Gains (Losses)          of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from        Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)     (Loss) on Derivatives
------------------------  -------------------- ----------------------------- -----------------------
                          (Effective Portion)       (Effective Portion)       (Ineffective Portion)
-                         -------------------- ----------------------------- -----------------------
                                               Net Derivative Net Investment     Net Derivative
                                               Gains (Losses)     Income         Gains (Losses)
                                               -------------- -------------- -----------------------
                                                       (In millions)
Year Ended December 31, 2013:
Interest rate swaps......  $            (120)   $         --  $          --  $                    --
Interest rate forwards...                (57)              9              1                       --
Foreign currency swaps...                (15)             --             --                        1
Credit forwards..........                 (1)             --              1                       --
                          -------------------- -------------- -------------- -----------------------
  Total..................  $            (193)   $          9  $           2  $                     1
                          ==================== ============== ============== =======================
Year Ended December 31, 2012:
Interest rate swaps......  $               21   $         --  $          --  $                     1
Interest rate forwards...                   1              1              1                       --
Foreign currency swaps...                (15)              1             --                      (1)
Credit forwards..........                  --             --             --                       --
                          -------------------- -------------- -------------- -----------------------
  Total..................  $                7   $          2  $           1  $                    --
                          ==================== ============== ============== =======================
Year Ended December 31, 2011:
Interest rate swaps......  $              132   $          1  $          --  $                    --
Interest rate forwards...                 208              9             --                        1
Foreign currency swaps...                  17            (2)             --                       --
Credit forwards..........                  --              1             --                       --
                          -------------------- -------------- -------------- -----------------------
  Total..................  $              357   $          9  $          --  $                     1
                          ==================== ============== ============== =======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2013, $1 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.2 billion and $2.5 billion at December 31, 2013 and 2012, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2013 and 2012, the Company would have received $38 million and $22 million, respectively, to terminate all of these contracts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2013                                     2012
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default
  swaps (corporate)..........  $       3    $         115          2.7  $       3   $          167          3.2
Credit default swaps
  referencing indices........          6              650          1.1         10              650          2.1
                              ---------- ----------------              ---------- ----------------
 Subtotal....................          9              765          1.3         13              817          2.3
                              ---------- ----------------              ---------- ----------------
Baa
Single name credit default
  swaps (corporate)..........          8              446          3.0          4              479          3.8
Credit default swaps
  referencing indices........         18              996          4.9          5            1,124          4.8
                              ---------- ----------------              ---------- ----------------
 Subtotal....................         26            1,442          4.3          9            1,603          4.5
                              ---------- ----------------              ---------- ----------------
B
Single name credit default
  swaps (corporate)..........         --               --           --         --               --           --
Credit default swaps
  referencing indices........          3               36          5.0         --               36          5.0
                              ---------- ----------------              ---------- ----------------
 Subtotal....................          3               36          5.0         --               36          5.0
                              ---------- ----------------              ---------- ----------------
   Total.....................  $      38    $       2,243          3.3  $      22   $        2,456          3.8
                              ========== ================              ========== ================

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis, and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives. See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                                   December 31, 2013    December 31, 2012
Derivatives Subject to a Master Netting Arrangement or a Similar  -------------------- --------------------
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  1,450    $    851 $  2,436    $    982
  OTC-cleared (1)................................................       50           9       --          --
  Exchange-traded................................................       --           6       --          34
                                                                  --------    -------- --------    --------
    Total gross estimated fair value of derivatives (1)..........    1,500         866    2,436       1,016
 Amounts offset in the consolidated balance sheets...............       --          --       --          --
                                                                  --------    -------- --------    --------
 Estimated fair value of derivatives presented in the
   consolidated balance sheets (1)...............................    1,500         866    2,436       1,016
 Gross amounts not offset in the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................    (670)       (670)    (838)       (838)
  OTC-cleared....................................................      (8)         (8)       --          --
  Exchange-traded................................................       --          --       --          --
 Cash collateral: (3)
  OTC-bilateral..................................................    (216)          --    (897)          --
  OTC-cleared....................................................     (40)         (1)       --          --
  Exchange-traded................................................       --         (5)       --        (34)
 Securities collateral: (4)
  OTC-bilateral..................................................    (554)       (160)    (689)       (121)
  OTC-cleared....................................................       --          --       --          --
  Exchange-traded................................................       --         (1)       --          --
                                                                  --------    -------- --------    --------
 Net amount after application of master netting agreements and
   collateral.................................................... $     12    $     21 $     12    $     23
                                                                  ========    ======== ========    ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)

--------

(1)At December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $40 million and $66 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $25 million and $46 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received is included in cash and cash equivalents, short-term investments, or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables in the consolidated balance sheets. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2013 and 2012, the Company received excess cash collateral of $21 million and $0, respectively, and provided excess cash collateral of $19 million and $53 million, respectively, which is not included in the table above due to the foregoing limitation.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the consolidated balance sheets. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2013 and 2012, the Company received excess securities collateral with an estimated fair value of $34 million and $0, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2013 and 2012, the Company provided excess securities collateral with an estimated fair value of $1 million and $0, respectively, for its OTC-bilateral derivatives, $29 million and $0, respectively, for its OTC-cleared derivatives and $46 million and $0, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                               Estimated
                                             Fair Value of
                                          Collateral Provided: Fair Value of Incremental Collateral Provided Upon:
                                          -------------------- ---------------------------------------------------
                                                                                          Downgrade in the
                                                                                    Company's Financial Strength
                                                                   One Notch           Rating to a Level that
                         Estimated                                Downgrade in        Triggers Full Overnight
                       Fair Value of                             the Company's          Collateralization or
                     Derivatives in Net      Fixed Maturity    Financial Strength        Termination of the
                   Liability Position (1)      Securities            Rating             Derivative Position
                   ---------------------- -------------------- ------------------   ----------------------------
                                                          (In millions)
December 31, 2013          $          181       $          161      $          --             $                2
December 31, 2012          $          143       $          121      $           2             $               28

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; and certain debt and equity securities.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                     December 31,
                                                                  -------------------
                                        Balance Sheet Location       2013      2012
                                       -------------------------- ---------- --------
                                                                     (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $      912 $  3,551
  Options embedded in debt or equity
   securities......................... Investments...............       (30)     (14)
                                                                  ---------- --------
   Net embedded derivatives within asset host contracts.......    $      882 $  3,537
                                                                  ========== ========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $  (1,232) $    705
  Assumed guaranteed minimum benefits. PABs......................       (13)        4
  Funds withheld on ceded reinsurance. Other liabilities.........         34      552
                                                                  ---------- --------
   Net embedded derivatives within liability host contracts...    $  (1,211) $  1,261
                                                                  ========== ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Years Ended December 31,
                                         -------------------------------------
                                             2013         2012        2011
                                         ------------- ----------- -----------
                                                     (In millions)
  Net derivative gains (losses) (1) (2). $        (94) $     1,292 $       250

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($156) million, ($235) million and $354 million for the years ended December 31, 2013, 2012 and 2011, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were $76 million, $124 million and ($476) million for the years ended
   December 31, 2013, 2012 and 2011, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses) included in the table above.

9. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2013
                                                              ----------------------------------------------
                                                                   Fair Value Hierarchy
                                                              ------------------------------
                                                                                             Total Estimated
                                                              Level 1   Level 2    Level 3     Fair Value
                                                              -------- ---------- ---------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     -- $   15,454 $    1,248    $     16,702
  Foreign corporate..........................................       --      7,783        734           8,517
  U.S. Treasury and agency...................................    4,365      3,929         --           8,294
  RMBS.......................................................       --      4,266        422           4,688
  State and political subdivision............................       --      2,224         --           2,224
  ABS........................................................       --      1,682        419           2,101
  CMBS.......................................................       --      1,532         72           1,604
  Foreign government.........................................       --      1,122         --           1,122
                                                              -------- ---------- ----------    ------------
   Total fixed maturity securities...........................    4,365     37,992      2,895          45,252
                                                              -------- ---------- ----------    ------------
Equity securities:
  Non-redeemable preferred stock.............................       --        136         81             217
  Common stock...............................................       86         84         31             201
                                                              -------- ---------- ----------    ------------
   Total equity securities...................................       86        220        112             418
                                                              -------- ---------- ----------    ------------
Short-term investments (1)...................................      391      1,671         --           2,062
Mortgage loans held by CSEs -- FVO...........................       --      1,598         --           1,598
Other invested assets:
  FVO securities.............................................       --          9         --               9
  Derivative assets: (2)
   Interest rate.............................................       --      1,011         23           1,034
   Foreign currency exchange rate............................       --         77         --              77
   Credit....................................................       --         32          6              38
   Equity market.............................................       --        305          6             311
                                                              -------- ---------- ----------    ------------
     Total derivative assets.................................       --      1,425         35           1,460
                                                              -------- ---------- ----------    ------------
      Total other invested assets............................       --      1,434         35           1,469
Net embedded derivatives within asset host contracts (3).....       --         --        912             912
Separate account assets (4)..................................      259     97,368        153          97,780
                                                              -------- ---------- ----------    ------------
      Total assets........................................... $  5,101 $  140,283 $    4,107    $    149,491
                                                              ======== ========== ==========    ============
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      3 $      574 $       12    $        589
  Foreign currency exchange rate.............................       --         90         --              90
  Credit.....................................................       --          1         --               1
  Equity market..............................................        3         64         94             161
                                                              -------- ---------- ----------    ------------
   Total derivative liabilities..............................        6        729        106             841
                                                              -------- ---------- ----------    ------------
Net embedded derivatives within liability host contracts (3).       --         --    (1,211)         (1,211)
Long-term debt of CSEs.......................................       --      1,461         --           1,461
                                                              -------- ---------- ----------    ------------
      Total liabilities...................................... $      6 $    2,190 $  (1,105)    $      1,091
                                                              ======== ========== ==========    ============

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                                                           December 31, 2012
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                           Total Estimated
                                                              Level 1   Level 2   Level 3    Fair Value
                                                              -------- ---------- -------- ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     -- $   17,461 $  1,434     $    18,895
  Foreign corporate..........................................       --      8,577      868           9,445
  U.S. Treasury and agency...................................    5,082      3,782       --           8,864
  RMBS.......................................................       --      5,460      278           5,738
  State and political subdivision............................       --      2,304       25           2,329
  ABS........................................................       --      1,910      343           2,253
  CMBS.......................................................       --      2,231      125           2,356
  Foreign government.........................................       --      1,085        3           1,088
                                                              -------- ---------- --------     -----------
    Total fixed maturity securities..........................    5,082     42,810    3,076          50,968
                                                              -------- ---------- --------     -----------
Equity securities:
  Non-redeemable preferred stock.............................       --         47       93             140
  Common stock...............................................       70         81       26             177
                                                              -------- ---------- --------     -----------
    Total equity securities..................................       70        128      119             317
                                                              -------- ---------- --------     -----------
Short-term investments (1)...................................    1,233      1,285       13           2,531
Mortgage loans held by CSEs -- FVO...........................       --      2,666       --           2,666
Other invested assets:
  FVO securities.............................................       --          9       --               9
  Derivative assets: (2)
    Interest rate............................................       --      1,643      148           1,791
    Foreign currency exchange rate...........................       --         76       --              76
    Credit...................................................       --         13       10              23
    Equity market............................................       --        469       11             480
                                                              -------- ---------- --------     -----------
     Total derivative assets.................................       --      2,201      169           2,370
                                                              -------- ---------- --------     -----------
       Total other invested assets...........................       --      2,210      169           2,379
Net embedded derivatives within asset host contracts (3).....       --         --    3,551           3,551
Separate account assets (4)..................................      201     85,772      141          86,114
                                                              -------- ---------- --------     -----------
       Total assets.......................................... $  6,586 $  134,871 $  7,069     $   148,526
                                                              ======== ========== ========     ===========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      7 $      767 $     29     $       803
  Foreign currency exchange rate.............................       --         67       --              67
  Credit.....................................................       --          3       --               3
  Equity market..............................................       27          8       62              97
                                                              -------- ---------- --------     -----------
    Total derivative liabilities.............................       34        845       91             970
                                                              -------- ---------- --------     -----------
Net embedded derivatives within liability host contracts (3).       --         --    1,261           1,261
Long-term debt of CSEs.......................................       --      2,559       --           2,559
                                                              -------- ---------- --------     -----------
       Total liabilities..................................... $     34 $    3,404 $  1,352     $     4,790
                                                              ======== ========== ========     ===========

--------

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


(1)Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities in the consolidated balance sheets. At December 31, 2013 and 2012, equity securities also included embedded derivatives of ($30) million and ($14) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company of Connecticut's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)

  fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 11% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs is determined on a basis consistent with the methodologies described herein for securities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


  Level 2 Valuation Techniques and Key Inputs:

    This level includes securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately-placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer, and in certain cases, delta spread adjustments to reflect specific credit-related issues.

   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

   Structured securities comprised of RMBS, ABS and CMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs, including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Common and non-redeemable preferred stock

     These securities are principally valued using the market approach. Valuations are based principally on observable inputs, including quoted prices in markets that are not considered active.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


  Level 3 Valuation Techniques and Key Inputs:

    In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

    Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

   U.S. corporate and foreign corporate securities

     These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Structured securities comprised of RMBS, ABS and CMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads. Below investment grade securities and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on independent non-binding broker quotations and inputs, including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on matrix pricing that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads.

   Common and non-redeemable preferred stock

     These securities, including privately-held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)

   Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

  Mortgage Loans Held by CSEs -- FVO

    The Company consolidates certain securitization entities that hold commercial mortgage loans.

  Level 2 Valuation Techniques and Key Inputs:

    These investments are principally valued using the market approach. The principal market for these investments is the securitization market. The Company uses the quoted securitization market price of the obligations of the CSEs to determine the estimated fair value of these commercial loan portfolios. These market prices are determined principally by independent pricing services using observable inputs.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets include: mutual funds, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs." Also included are certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

  Level 3 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs." Also included are other limited partnership interests, which are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables that may impact the exit value of the particular partnership interest.

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)

 valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


   Interest rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, basis curves and interest rate volatility.

   Foreign currency exchange rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

   Credit

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

   Equity market

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels and dividend yield curves.

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

  Level 3 Valuation Techniques and Key Inputs:

    These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

   Interest rate

     Non-option-based. Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and basis curves.

   Credit

     Non-option-based. Significant unobservable inputs may include credit spreads, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


   Equity market

     Non-option-based. Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

   Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


   The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and Assumed Guaranteed Minimum Benefits" and also include counterparty credit spreads.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    For assets and liabilities measured at estimated fair value and still held at December 31, 2013 and 2012, transfers between Levels 1 and 2 were not significant.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                                December 31, 2013
                                                                                           ---------------------------
                                       Valuation                   Significant                                Weighted
                                      Techniques               Unobservable Inputs              Range        Average (1)
                                ------------------------    ---------------------------    ---------------   -----------
Fixed maturity securities: (3)
 U.S. corporate and                                          Delta spread                     (10) -     240      51
  foreign corporate............  Matrix pricing                adjustments (4)
                                                             Illiquidity premium (4)           30  -      30      30
                                                             Credit spreads (4)              (112) -     538     208
                                                             Offered quotes (5)                99  -     100     100
..                                Consensus pricing           Offered quotes (5)                33  -     103      87
                                -----------------------------------------------------------------------------------------
 RMBS..........................  Matrix pricing and          Credit spreads (4)               (96) -   2,406     295
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                 10  -     100      95
                                 Consensus pricing           Offered quotes (5)                78  -     100      95
                                -----------------------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and          Credit spreads (4)               341  -   1,879     746
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                 97  -     104     101
                                 Consensus pricing           Offered quotes (5)               101  -     101     101
                                -----------------------------------------------------------------------------------------
 ABS...........................  Matrix pricing and          Credit spreads (4)                30  -     875     319
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                 --  -     104     101
                                 Consensus pricing           Offered quotes (5)                58  -     106      98
                                -----------------------------------------------------------------------------------------
Derivatives:
 Interest rate.................  Present value               Swap yield (7)                   248  -     450
                                   techniques
                                -----------------------------------------------------------------------------------------
 Credit........................  Present value               Credit spreads (8)                98  -     100
                                   techniques
                                 Consensus pricing           Offered quotes (9)
                                -----------------------------------------------------------------------------------------
 Equity market.................  Present value               Volatility (10)                  17%  -     28%
                                   techniques
                                -----------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded                Option pricing              Mortality rates:                  0%  -   0.10%
  guaranteed minimum               techniques                   Ages 0 - 40
  benefits.....................
                                                                Ages 41 - 60                0.04%  -   0.65%
                                                                Ages 61 - 115               0.26%  -    100%
                                                             Lapse rates:
                                                                Durations 1 - 10            0.50%  -    100%
                                                                Durations 11 - 20              3%  -    100%
                                                                Durations 21 - 116             3%  -    100%
                                                             Utilization rates                20%  -     50%
                                                             Withdrawal rates               0.07%  -     10%
                                                             Long-term equity              17.40%  -     25%
                                                               volatilities
                                                             Nonperformance                 0.03%  -   0.44%
                                                               risk spread
                                -----------------------------------------------------------------------------------------

                                                                                                December 31, 2012
                                                                                           ---------------------------
                                       Valuation                   Significant                                Weighted
                                      Techniques               Unobservable Inputs              Range        Average (1)
                                ------------------------    ---------------------------    ---------------   -----------
Fixed maturity securities: (3)
 U.S. corporate and                                          Delta spread                       9  -     500     105
  foreign corporate............  Matrix pricing                adjustments (4)
                                                             Illiquidity premium (4)           30  -      30      30
                                                             Credit spreads (4)              (157) -     876     282
                                                             Offered quotes (5)               100  -     100     100
..                                Consensus pricing           Offered quotes (5)                35  -     555      96
                                -----------------------------------------------------------------------------------------
 RMBS..........................  Matrix pricing and          Credit spreads (4)                40  -   2,367     436
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                100  -     100     100
                                 Consensus pricing           Offered quotes (5)
                                -----------------------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and          Credit spreads (4)                10  -   9,164     413
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                100  -     104     102
                                 Consensus pricing           Offered quotes (5)
                                -----------------------------------------------------------------------------------------
 ABS...........................  Matrix pricing and          Credit spreads (4)                --  -     900     152
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                 97  -     102     100
                                 Consensus pricing           Offered quotes (5)                50  -     111     100
                                -----------------------------------------------------------------------------------------
Derivatives:
 Interest rate.................  Present value               Swap yield (7)                   221  -     353
                                   techniques
                                -----------------------------------------------------------------------------------------
 Credit........................  Present value               Credit spreads (8)               100  -     100
                                   techniques
                                 Consensus pricing           Offered quotes (9)
                                -----------------------------------------------------------------------------------------
 Equity market.................  Present value               Volatility (10)                  18%  -     26%
                                   techniques
                                -----------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded                Option pricing              Mortality rates:                  0%  -   0.10%
  guaranteed minimum               techniques                   Ages 0 - 40
  benefits.....................
                                                                Ages 41 - 60                0.05%  -   0.64%
                                                                Ages 61 - 115               0.32%  -    100%
                                                             Lapse rates:
                                                                Durations 1 - 10            0.50%  -    100%
                                                                Durations 11 - 20              3%  -    100%
                                                                Durations 21 - 116             3%  -    100%
                                                             Utilization rates                20%  -     50%
                                                             Withdrawal rates               0.07%  -     10%
                                                             Long-term equity              17.40%  -     25%
                                                               volatilities
                                                             Nonperformance                 0.10%  -   0.67%
                                                               risk spread
                                -----------------------------------------------------------------------------------------

                                                                                             Impact of
                                                                                            Increase in
                                                                                             Input on
                                       Valuation                   Significant               Estimated
                                      Techniques               Unobservable Inputs         Fair Value (2)
                                ------------------------    ---------------------------    --------------
Fixed maturity securities: (3)
 U.S. corporate and                                          Delta spread                    Decrease
  foreign corporate............  Matrix pricing                adjustments (4)
                                                             Illiquidity premium (4)         Decrease
                                                             Credit spreads (4)              Decrease
                                                             Offered quotes (5)              Increase
..                                Consensus pricing           Offered quotes (5)              Increase
                                --------------------------------------------------------------------------
 RMBS..........................  Matrix pricing and          Credit spreads (4)            Decrease (6)
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)             Increase (6)
                                 Consensus pricing           Offered quotes (5)            Increase (6)
                                --------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and          Credit spreads (4)            Decrease (6)
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)             Increase (6)
                                 Consensus pricing           Offered quotes (5)            Increase (6)
                                --------------------------------------------------------------------------
 ABS...........................  Matrix pricing and          Credit spreads (4)            Decrease (6)
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)             Increase (6)
                                 Consensus pricing           Offered quotes (5)            Increase (6)
                                --------------------------------------------------------------------------
Derivatives:
 Interest rate.................  Present value               Swap yield (7)                Increase (11)
                                   techniques
                                --------------------------------------------------------------------------
 Credit........................  Present value               Credit spreads (8)            Decrease (8)
                                   techniques
                                 Consensus pricing           Offered quotes (9)
                                --------------------------------------------------------------------------
 Equity market.................  Present value               Volatility (10)               Increase (11)
                                   techniques
                                --------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded                Option pricing              Mortality rates:              Decrease (12)
  guaranteed minimum               techniques                   Ages 0 - 40
  benefits.....................
                                                                Ages 41 - 60               Decrease (12)
                                                                Ages 61 - 115              Decrease (12)
                                                             Lapse rates:
                                                                Durations 1 - 10           Decrease (13)
                                                                Durations 11 - 20          Decrease (13)
                                                                Durations 21 - 116         Decrease (13)
                                                             Utilization rates             Increase (14)
                                                             Withdrawal rates                      (15)
                                                             Long-term equity              Increase (16)
                                                               volatilities
                                                             Nonperformance                Decrease (17)
                                                               risk spread
                                --------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. The range being provided is a single quoted spread in the valuation model. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)At both December 31, 2013 and 2012, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)

   contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(16)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------------------
                                                                     Fixed Maturity Securities:
                                          ---------------------------------------------------------------------------------
                                                                                      State and
                                            U.S.     Foreign  U.S. Treasury           Political                  Foreign
                                          Corporate Corporate  and Agency     RMBS   Subdivision  ABS    CMBS   Government
                                          --------- --------- ------------- -------- ----------- ------ ------- -----------
                                                                            (In millions)
Year Ended December 31, 2013:
Balance at January 1,.................... $  1,434  $    868    $        -- $    278  $      25  $  343 $   125 $         3
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7        --             --        1         --       1       1          --
   Net investment gains (losses).........       --       (7)             --      (1)         --       2      --          --
   Net derivative gains (losses).........       --        --             --       --         --      --      --          --
  OCI....................................     (39)       (5)             --       13         --     (5)       3          --
Purchases (3)............................      150        53             --      170         --     184      37          --
Sales (3)................................    (243)     (129)             --     (49)        (2)    (53)    (71)         (3)
Issuances (3)............................       --        --             --       --         --      --      --          --
Settlements (3)..........................       --        --             --       --         --      --      --          --
Transfers into Level 3 (4)...............      218        30             --       14         --      --      --          --
Transfers out of Level 3 (4).............    (279)      (76)             --      (4)       (23)    (53)    (23)          --
                                          --------  --------    ----------- --------  ---------  ------ ------- -----------
Balance at December 31,.................. $  1,248  $    734    $        -- $    422  $      --  $  419 $    72 $        --
                                          ========  ========    =========== ========  =========  ====== ======= ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7  $     --    $        -- $      1  $      --  $   -- $    -- $        --
  Net investment gains (losses).......... $     --  $    (3)    $        -- $     --  $      --  $   -- $    -- $        --
  Net derivative gains (losses).......... $     --  $     --    $        -- $     --  $      --  $   -- $    -- $        --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------------------
                                          Equity Securities:               Net Derivatives: (6)
                                          -------------------             -----------------------
                                             Non-
                                          redeemable                                                    Net        Separate
                                          Preferred   Common  Short-term  Interest        Equity     Embedded      Account
                                            Stock     Stock   Investments   Rate   Credit Market  Derivatives (7) Assets (8)
                                          ---------- -------- ----------- -------- ------ ------- --------------- ----------
                                                                            (In millions)
Year Ended December 31, 2013:
Balance at January 1,.................... $       93 $     26 $       13  $   119  $   10 $  (51)   $       2,290  $    141
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................         --       --         --       --      --      --              --        --
   Net investment gains (losses).........         --        8         --       --      --      --              --         6
   Net derivative gains (losses).........         --       --         --     (16)     (4)    (40)             108        --
  OCI....................................         12        7         --     (58)      --      --              --        --
Purchases (3)............................          3        2         --       --      --      --              --         9
Sales (3)................................       (27)     (12)       (13)       --      --      --              --       (6)
Issuances (3)............................         --       --         --       --      --      --              --        --
Settlements (3)..........................         --       --         --     (19)      --       3            (59)        --
Transfers into Level 3 (4)...............         --       --         --       --      --      --              --         3
Transfers out of Level 3 (4).............         --       --         --     (15)      --      --              --        --
                                          ---------- -------- ----------  -------  ------ -------   -------------  --------
Balance at December 31,.................. $       81 $     31 $       --  $    11  $    6 $  (88)   $       2,123  $    153
                                          ========== ======== ==========  =======  ====== =======   =============  ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $       -- $     -- $       --  $    --  $   -- $    --   $          --  $     --
  Net investment gains (losses).......... $      (3) $    (2) $       --  $    --  $   -- $    --   $          --  $     --
  Net derivative gains (losses).......... $       -- $     -- $       --  $   (8)  $  (4) $  (36)   $        (83)  $     --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                              Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          -------------------------------------------------------------------------------
                                                                    Fixed Maturity Securities:
                                          -------------------------------------------------------------------------------
                                                                 U.S.               State and
                                            U.S.     Foreign   Treasury             Political                  Foreign
                                          Corporate Corporate and Agency    RMBS   Subdivision  ABS    CMBS   Government
                                          --------- --------- ----------- -------- ----------- ------ ------- -----------
                                                                           (In millions)
Year Ended December 31, 2012:
Balance at January 1,.................... $  1,432  $    580  $        -- $    239  $      23  $  220 $   147 $         2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7        --           --       --         --      --      --          --
   Net investment gains (losses).........       --      (24)           --      (4)         --      --     (1)          --
   Net derivative gains (losses).........       --        --           --       --         --      --      --          --
  OCI....................................       66        44           --       39          2       8       6           1
Purchases (3)............................      227       269           --       61         --     148      22          --
Sales (3)................................    (183)      (56)           --     (63)         --    (15)    (71)          --
Issuances (3)............................       --        --           --       --         --      --      --          --
Settlements (3)..........................       --        --           --       --         --      --      --          --
Transfers into Level 3 (4)...............       76        68           --        6         --      --      39          --
Transfers out of Level 3 (4).............    (191)      (13)           --       --         --    (18)    (17)          --
                                          --------  --------  ----------- --------  ---------  ------ ------- -----------
Balance at December 31,.................. $  1,434  $    868  $        -- $    278  $      25  $  343 $   125 $         3
                                          ========  ========  =========== ========  =========  ====== ======= ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7  $      1  $        -- $     --  $      --  $   -- $    -- $        --
  Net investment gains (losses).......... $     --  $   (16)  $        -- $    (2)  $      --  $   -- $    -- $        --
  Net derivative gains (losses).......... $     --  $     --  $        -- $     --  $      --  $   -- $    -- $        --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                    -----------------------------------------------------------------------------------
                                    Equity Securities:                Net Derivatives: (6)
                                    -------------------             ------------------------
                                       Non-
                                    redeemable                                                                Separate
                                    Preferred   Common  Short-term  Interest         Equity   Net Embedded    Account
                                      Stock     Stock   Investments   Rate   Credit  Market  Derivatives (7) Assets (8)
                                    ---------- -------- ----------- -------- ------ -------- --------------- ----------
                                                                       (In millions)
Year Ended December 31, 2012:
Balance at January 1,.............. $       76 $     21  $       10  $  174  $ (1)  $     43   $       1,009   $    130
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income...........         --       --          --      --     --        --              --         --
   Net investment gains (losses)...         --      (2)          --      --     --        --              --         16
   Net derivative gains (losses)...         --       --          --       1     10      (91)           1,296         --
 OCI...............................         20        9          --       1     --        --              --         --
Purchases (3)......................         --       --          13      --     --        --              --          1
Sales (3)..........................        (3)      (2)        (10)      --     --        --              --        (5)
Issuances (3)......................         --       --          --    (10)     --        --              --         --
Settlements (3)....................         --       --          --    (47)     --       (3)            (15)         --
Transfers into Level 3 (4).........         --       --          --      --     --        --              --          1
Transfers out of Level 3 (4).......         --       --          --      --      1        --              --        (2)
                                    ---------- --------  ----------  ------  -----  --------   -------------   --------
Balance at December 31,............ $       93 $     26  $       13  $  119  $  10  $   (51)   $       2,290   $    141
                                    ========== ========  ==========  ======  =====  ========   =============   ========
Changes in unrealized gains
 (losses) included in net income
 (loss): (5)
 Net investment income............. $       -- $     --  $       --  $   --  $  --  $     --   $          --   $     --
 Net investment gains (losses)..... $       -- $    (4)  $       --  $   --  $  --  $     --   $          --   $     --
 Net derivative gains (losses)..... $       -- $     --  $       --  $    3  $  11  $   (88)   $       1,305   $     --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                              Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          --------------------------------------------------------------------------------
                                                                     Fixed Maturity Securities:
                                          --------------------------------------------------------------------------------
                                                                                      State and
                                            U.S.     Foreign  U.S. Treasury           Political                 Foreign
                                          Corporate Corporate  and Agency     RMBS   Subdivision  ABS    CMBS  Government
                                          --------- --------- ------------- -------- ----------- ------ ------ -----------
                                                                           (In millions)
Year Ended December 31, 2011:
Balance at January 1,....................  $  1,510  $    880   $        34 $    282    $     32 $  321 $  130 $        14
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................         6         1            --        1          --     --     --          --
   Net investment gains (losses).........        32      (20)            --      (5)          --    (6)     --          --
   Net derivative gains (losses).........        --        --            --       --          --     --     --          --
  OCI....................................        80        22            --      (9)         (8)      8     19          --
Purchases (3)............................        76       282            --       16          --    166     17          --
Sales (3)................................     (175)     (515)            --     (34)         (1)   (46)   (19)        (12)
Issuances (3)............................        --        --            --       --          --     --     --          --
Settlements (3)..........................        --        --            --       --          --     --     --          --
Transfers into Level 3 (4)...............        40         3            --        1          --     --     --          --
Transfers out of Level 3 (4).............     (137)      (73)          (34)     (13)          --  (223)     --          --
                                           --------  --------   ----------- --------    -------- ------ ------ -----------
Balance at December 31,..................  $  1,432  $    580   $        -- $    239    $     23 $  220 $  147 $         2
                                           ========  ========   =========== ========    ======== ====== ====== ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income..................  $      6  $      1   $        -- $      1    $     -- $   -- $   -- $        --
  Net investment gains (losses)..........  $     --  $    (9)   $        -- $    (5)    $     -- $  (2) $   -- $        --
  Net derivative gains (losses)..........  $     --  $     --   $        -- $     --    $     -- $   -- $   -- $        --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------------------
                                          Equity Securities:              Net Derivatives: (6)
                                          ------------------             -----------------------
                                             Non-
                                          redeemable                                                              Separate
                                          Preferred  Common  Short-term  Interest         Equity  Net Embedded    Account
                                            Stock    Stock   Investments   Rate   Credit  Market Derivatives (7) Assets (8)
                                          ---------- ------- ----------- -------- ------- ------ --------------- ----------
                                                                      (In millions)
Year Ended December 31, 2011:
Balance at January 1,....................  $     214 $    22  $      173  $ (61)  $    11 $  12     $        677   $    133
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................         --      --          --      --       --    --               --         --
   Net investment gains (losses).........       (24)       2         (1)      --       --    --               --        (7)
   Net derivative gains (losses).........         --      --          --      50     (10)    32              254         --
  OCI....................................          1     (6)          --     199       --    --               --         --
Purchases (3)............................         --       9          10      --       --     3               --          5
Sales (3)................................      (115)     (6)       (172)      --       --    --               --        (1)
Issuances (3)............................         --      --          --      --      (1)   (4)               --         --
Settlements (3)..........................         --      --          --    (13)      (1)    --               78         --
Transfers into Level 3 (4)...............         --      --          --     (1)       --    --               --         --
Transfers out of Level 3 (4).............         --      --          --      --       --    --               --         --
                                           --------- -------  ----------  ------  ------- -----     ------------   --------
Balance at December 31,..................  $      76 $    21  $       10  $  174  $   (1) $  43     $      1,009   $    130
                                           ========= =======  ==========  ======  ======= =====     ============   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income..................  $      -- $    --  $       --  $   --  $    -- $  --     $         --   $     --
  Net investment gains (losses)..........  $     (3) $    --  $       --  $   --  $    -- $  --     $         --   $     --
  Net derivative gains (losses)..........  $      -- $    --  $       --  $   39  $  (10) $  33     $        256   $     --

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


 Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                             December 31,
                                                                           -----------------
                                                                              2013     2012
                                                                           -------- --------
                                                                             (In millions)
Assets: (1)
Unpaid principal balance.................................................. $  1,528 $  2,539
Difference between estimated fair value and unpaid principal balance......       70      127
                                                                           -------- --------
 Carrying value at estimated fair value................................... $  1,598 $  2,666
                                                                           ======== ========
Liabilities: (1)
Contractual principal balance............................................. $  1,436 $  2,444
Difference between estimated fair value and contractual principal balance.       25      115
                                                                           -------- --------
 Carrying value at estimated fair value................................... $  1,461 $  2,559
                                                                           ======== ========

--------

(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates; that is, they are not measured at fair value on a recurring basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level
3).

                                            At December 31,                Years Ended December 31,
                                         -------------------------------- --------------------------
                                          2013       2012       2011        2013     2012     2011
                                           ------     ------    -------   -------- --------- -------
                                         Carrying Value After Measurement       Gains (Losses)
                                         -------------------------------- --------------------------
                                                          (In millions)
Mortgage loans, net (1)................. $   36     $   65     $     8    $    (4) $       4 $     8
Other limited partnership interests (2). $    5     $    6     $     5    $    (6) $     (3) $   (2)
Real estate joint ventures (3).......... $    1     $    2     $    --    $    (1) $     (3) $    --
Goodwill (4)............................ $   --     $   --     $    --    $   (66) $   (394) $    --

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2013 and 2012 were not significant.

(3)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include several real estate funds that typically invest primarily in commercial real estate. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next one to 10 years. Unfunded commitments for these investments at both December 31, 2013 and 2012 were not significant.

(4)As discussed in Note 10, in 2013, the Company recorded an impairment of goodwill associated with the Retail Life & Other reporting unit. In addition, in 2012, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. These impairments have been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                           December 31, 2013
                                     --------------------------------------------------------------
                                                       Fair Value Hierarchy
                                               ------------------------------------
                                     Carrying                                       Total Estimated
                                      Value        Level 1     Level 2     Level 3    Fair Value
                                     --------- ----------- ----------- ------------ ---------------
                                                             (In millions)
Assets
Mortgage loans...................... $   6,120 $        -- $        -- $      6,427  $      6,427
Policy loans........................ $   1,219 $        -- $       872 $        407  $      1,279
Real estate joint ventures.......... $      55 $        -- $        -- $         98  $         98
Other limited partnership interests. $      78 $        -- $        -- $         89  $         89
Other invested assets............... $     931 $        -- $       995 $         --  $        995
Premiums, reinsurance and other
 receivables........................ $   5,928 $        -- $        24 $      6,282  $      6,306
Liabilities
PABs................................ $  20,875 $        -- $        -- $     21,987  $     21,987
Long-term debt...................... $     790 $        -- $     1,009 $         --  $      1,009
Other liabilities................... $     258 $        -- $        96 $        162  $        258
Separate account liabilities........ $   1,448 $        -- $     1,448 $         --  $      1,448

                                                           December 31, 2012
                                     --------------------------------------------------------------
                                                       Fair Value Hierarchy
                                               ------------------------------------
                                     Carrying                                       Total Estimated
                                      Value        Level 1     Level 2     Level 3    Fair Value
                                     --------- ----------- ----------- ------------ ---------------
                                                             (In millions)
Assets
Mortgage loans...................... $   6,491 $        -- $        -- $      7,009  $      7,009
Policy loans........................ $   1,216 $        -- $       861 $        450  $      1,311
Real estate joint ventures.......... $      59 $        -- $        -- $        101  $        101
Other limited partnership interests. $      94 $        -- $        -- $        103  $        103
Other invested assets............... $     432 $        -- $       548 $         --  $        548
Premiums, reinsurance and other
 receivables........................ $   6,015 $        -- $        86 $      6,914  $      7,000
Liabilities
PABs................................ $  22,613 $        -- $        -- $     24,520  $     24,520
Long-term debt...................... $     791 $        -- $     1,076 $         --  $      1,076
Other liabilities................... $     237 $        -- $        81 $        156  $        237
Separate account liabilities........ $   1,296 $        -- $     1,296 $         --  $      1,296

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

  These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

10. Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Step 1 of the goodwill impairment process requires a comparison of the fair value of a reporting unit to its carrying value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Goodwill (continued)

In performing the Company's goodwill impairment tests, the estimated fair values of the reporting units are first determined using a market multiple valuation approach. When further corroboration is required, the Company uses a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  During the 2013 annual goodwill impairment tests, the market multiple and discounted cash flow valuation techniques indicated that the fair value of the Retail Life & Other reporting unit was below its carrying value. Due to these results, an actuarial appraisal, which estimates the net worth of the reporting unit, the value of existing business and the value of new business, was also performed. This appraisal also resulted in a fair value of the Retail Life & Other reporting unit that was less than the carrying value, indicating a potential for goodwill impairment. An increase in required reserves on universal life products with secondary guarantees, together with modifications to financial reinsurance treaty terms, was reflected in the fair value estimate. In addition, decreased future sales assumptions reflected in the valuation were driven by the discontinuance of certain sales of universal life products with secondary guarantees by the Company. Accordingly, the Company performed Step 2 of the goodwill impairment process, which compares the implied fair value of goodwill with the carrying value of that goodwill in the reporting unit to calculate the amount of goodwill impairment. The Company determined that all of the recorded goodwill associated with the Retail Life & Other reporting unit was not recoverable and recorded a non-cash charge of $66 million ($57 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2013. The full amount was impaired at MetLife Insurance Company of Connecticut.

  In addition, the Company performed its annual goodwill impairment test of its Corporate Benefit Funding reporting unit using a market multiple valuation approach and concluded that the fair value of such reporting unit was in excess of its carrying value and, therefore, goodwill was not impaired.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Goodwill (continued)


  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                    Retail   Funding  & Other (1)  Total
                                   -------- --------- ----------- --------
                                                (In millions)
     Balance at January 1, 2012
     Goodwill..................... $    241  $  307    $    405   $    953
     Accumulated impairment.......       --      --          --         --
                                   --------  ------    --------   --------
      Total goodwill, net......... $    241  $  307    $    405   $    953

     Impairments (2)..............    (218)      --       (176)      (394)

     Balance at December 31, 2012
     Goodwill..................... $    241  $  307    $    405   $    953
     Accumulated impairment.......    (218)      --       (176)      (394)
                                   --------  ------    --------   --------
      Total goodwill, net......... $     23  $  307    $    229   $    559
     Impairments                       (23)      --        (43)       (66)
     Balance at December 31, 2013.
     Goodwill..................... $    241  $  307    $    405   $    953
     Accumulated impairment.......    (241)      --       (219)      (460)
                                   --------  ------    --------   --------
      Total goodwill, net......... $     --  $  307    $    186   $    493
                                   ========  ======    ========   ========

--------

(1)For purposes of goodwill impairment testing, the $229 million of net goodwill in Corporate & Other at December 31, 2012, which resulted from goodwill acquired as part of the 2005 Travelers acquisition, was allocated to business units of the Retail and Corporate Benefit Funding segments in the amounts of $43 million and $186 million, respectively. As reflected in the table, the $43 million related to the Retail segment was impaired for the year ended December 31, 2013.

(2)In connection with its annual goodwill impairment testing, the Company determined that all of the recorded goodwill associated with the Retail Annuities reporting unit was not recoverable and recorded a non-cash charge of $394 million ($147 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2012. Of this amount, $327 million ($80 million, net of income tax) was impaired at MetLife Insurance Company of Connecticut.

11. Debt

  Long-term debt outstanding was as follows:

                                                            December 31,
                                        Interest          -----------------
                                          Rate   Maturity   2013     2012
                                        -------- -------- -------- --------
                                                            (In millions)
    Surplus notes -- affiliated........   8.60%      2038 $    750 $    750
    Long-term debt -- unaffiliated (1).   7.03%      2030       40       41
                                                          -------- --------
     Total long-term debt (2)..........                   $    790 $    791
                                                          ======== ========

--------

(1)Principal and interest is paid quarterly.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Debt (continued)


(2)Excludes $1.5 billion and $2.6 billion of long-term debt relating to CSEs at December 31, 2013 and 2012, respectively. See Note 7.

  The aggregate maturities of long-term debt at December 31, 2013 are $1 million in each of 2014, 2015, 2016, and 2017, $2 million in 2018 and $784 million thereafter.

  Interest expense related to the Company's indebtedness included in other expenses was $68 million, $68 million and $67 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  Payments of interest and principal on the surplus notes, which are subordinate to all other obligations at the operating company level, may be made only with the prior approval of the insurance department of the state of domicile.

12. Equity

Return of Capital

  During the year ended December 31, 2011, Sino-US MetLife Insurance Company Limited ("Sino"), an insurance underwriting joint venture of the Company accounted for under the equity method, merged with United MetLife Insurance Company Limited ("United"), another insurance underwriting joint venture of an affiliate of the Company. MetLife Insurance Company of Connecticut's ownership interest in the merged entity, Sino-US United MetLife Insurance Company Limited ("Sino-United") was determined based on its contributed capital and share of undistributed earnings of Sino compared to the contributed capital and undistributed earnings of all other investees of Sino and United. Since both of the joint ventures were under common ownership both prior to and subsequent to the merger, MetLife Insurance Company of Connecticut's investment in Sino-United is based on the carrying value of its investment in Sino. Pursuant to the merger, MetLife Insurance Company of Connecticut entered into an agreement to pay the affiliate an amount based on the relative fair values of their respective investments in Sino-United. Accordingly, upon completion of the estimation of fair value, $47 million, representing a return of capital, was paid during the year ended December 31, 2011. MetLife Insurance Company of Connecticut's investment in Sino-United is accounted for under the equity method and is included in other invested assets.

Common Stock

  The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which were outstanding at both December 31, 2013 and 2012. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MetLife Investors Group, Inc.

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Equity (continued)

specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MetLife Insurance Company of Connecticut and its U.S. insurance subsidiary, MLI-USA, were in excess of 400% for all periods presented.

  MetLife Insurance Company of Connecticut and its insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (loss) of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $790 million, $848 million and $46 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $4.8 billion and $5.3 billion at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Connecticut Insurance Department.

  Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was $209 million, $84 million and $178 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $1.9 billion and $1.7 billion at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

  As of December 31, 2013, MetLife Insurance Company of Connecticut's sole foreign insurance subsidiary, MetLife Assurance Limited ("MAL") was regulated by authorities in the United Kingdom and was subject to minimum capital and solvency requirements before corrective action commences. The required capital and surplus was $165 million and the actual regulatory capital and surplus was $573 million as of the date of the most recent capital adequacy calculation for the jurisdiction. MAL exceeded these minimum capital and solvency requirements for all other periods presented. See Note 17 for additional information on MAL.

Dividend Restrictions

  Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its stockholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Equity (continued)

of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner either approves the distribution of the dividend or does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)" reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2013, MetLife Insurance Company of Connecticut paid a dividend to its stockholders in the amount of $1.0 billion. During the year ended December 31, 2012, MetLife Insurance Company of Connecticut paid total dividends of $706 million. During June 2012, the Company distributed all of the issued and outstanding shares of common stock of MetLife Europe to its stockholders as an in-kind extraordinary dividend of $202 million, as calculated on a statutory basis. Regulatory approval for this extraordinary dividend was obtained due to the timing of payment. During December 2012, MetLife Insurance Company of Connecticut paid a dividend to its stockholders in the amount of $504 million, which represented its ordinary dividend capacity at year-end 2012. Due to the June 2012 in -kind dividend, a portion of this was extraordinary and regulatory approval was obtained. During the years ended December 31, 2011, MetLife Insurance Company of Connecticut paid a dividend of $517 million. Based on amounts at December 31, 2013, MetLife Insurance Company of Connecticut could pay a stockholder dividend in 2014 of $1.0 billion without prior approval of the Connecticut Commissioner.

  Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife Insurance Company of Connecticut as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013, 2012 and 2011, MLI-USA did not pay dividends to MetLife Insurance Company of Connecticut. Because MLI-USA's statutory unassigned funds were negative at December 31, 2013, MLI-USA cannot pay any dividends in 2014 without prior regulatory approval.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                    Unrealized                       Foreign
                                                 Investment Gains     Unrealized    Currency
                                                 (Losses), Net of   Gains (Losses) Translation
                                                Related Offsets (1) on Derivatives Adjustments   Total
                                                ------------------- -------------- ----------- ----------
                                                                      (In millions)
Balance at December 31, 2010...................      $          412    $      (70)  $    (125) $      217
OCI before reclassifications...................               2,118            356        (16)      2,458
Income tax expense (benefit)...................               (747)          (125)           2      (870)
                                                     --------------    -----------  ---------- ----------
 OCI before reclassifications, net of income
   tax.........................................               1,783            161       (139)      1,805
Amounts reclassified from AOCI.................                (44)            (9)          --       (53)
Income tax expense (benefit)...................                  16              3          --         19
                                                     --------------    -----------  ---------- ----------
 Amounts reclassified from AOCI, net of income
   tax.........................................                (28)            (6)          --       (34)
                                                     --------------    -----------  ---------- ----------
Balance at December 31, 2011...................               1,755            155       (139)      1,771
OCI before reclassifications...................                 945              7          88      1,040
Income tax expense (benefit)...................               (350)            (1)           2      (349)
                                                     --------------    -----------  ---------- ----------
 OCI before reclassifications, net of income
   tax.........................................               2,350            161        (49)      2,462
Amounts reclassified from AOCI.................                (95)            (3)          --       (98)
Income tax expense (benefit)...................                  35              1          --         36
                                                     --------------    -----------  ---------- ----------
 Amounts reclassified from AOCI, net of income
   tax.........................................                (60)            (2)          --       (62)
                                                     --------------    -----------  ---------- ----------
Balance at December 31, 2012...................               2,290            159        (49)      2,400
OCI before reclassifications...................             (2,039)          (193)          28    (2,204)
Income tax expense (benefit)...................                 671             68         (2)        737
                                                     --------------    -----------  ---------- ----------
 OCI before reclassifications, net of income
   tax.........................................                 922             34        (23)        933
Amounts reclassified from AOCI.................                (55)           (11)          --       (66)
Income tax expense (benefit)...................                  18              4          --         22
                                                     --------------    -----------  ---------- ----------
 Amounts reclassified from AOCI, net of income
   tax.........................................                (37)            (7)          --       (44)
                                                     --------------    -----------  ---------- ----------
Balance at December 31, 2013...................      $          885    $        27  $     (23) $      889
                                                     ==============    ===========  ========== ==========

--------

(1)See Note 7 for information on offsets to investments related to insurance liabilities and DAC and VOBA.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                   Statement of Operations and
AOCI Components                                 Amounts Reclassified from AOCI Comprehensive Income (Loss) Location
--------------------------------------------    -----------------------------  ------------------------------------
                                                  Years Ended December 31,
                                                -----------------------------
                                                  2013       2012      2011
                                                ---------  --------- ---------
                                                        (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains
   (losses).................................... $      48  $      98 $      14 Other net investment gains (losses)
  Net unrealized investment gains
   (losses)....................................        16          6        25 Net investment income
  Net unrealized investment gains
   (losses)....................................         2       (12)        10 Net derivative gains (losses)
  OTTI.........................................      (11)          3       (5) OTTI on fixed maturity securities
                                                ---------  --------- ---------
    Net unrealized investment gains
     (losses), before income tax...............        55         95        44
    Income tax (expense) benefit...............      (18)       (35)      (16)
                                                ---------  --------- ---------
    Net unrealized investment gains
     (losses), net of income tax............... $      37  $      60 $      28
                                                =========  ========= =========
Unrealized gains (losses) on derivatives -
 cash flow hedges:
  Interest rate swaps..........................        --         --         1 Net derivative gains (losses)
  Interest rate forwards.......................         9          1         9 Net derivative gains (losses)
  Interest rate forwards.......................         1          1        -- Net investment income
  Foreign currency swaps.......................        --          1       (2) Net derivative gains (losses)
  Credit forwards..............................        --         --         1 Net derivative gains (losses)
  Credit forwards..............................         1         --        -- Net investment income
                                                ---------  --------- ---------
    Gains (losses) on cash flow hedges,
     before income tax.........................        11          3         9
    Income tax (expense) benefit...............       (4)        (1)       (3)
                                                ---------  --------- ---------
    Gains (losses) on cash flow hedges, net
     of income tax............................. $       7  $       2 $       6
                                                =========  ========= =========
Total reclassifications, net of income tax..... $      44  $      62 $      34
                                                =========  ========= =========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


13. Other Expenses

  Information on other expenses was as follows:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                     2013     2012      2011
                                                   -------- -------- ----------
                                                          (In millions)
 Compensation..................................... $    352 $    402 $      357
 Commissions......................................      639      939      1,418
 Volume-related costs.............................      138      159        196
 Affiliated interest costs on ceded reinsurance...      212      271        271
 Capitalization of DAC............................    (504)    (886)    (1,365)
 Amortization of DAC and VOBA.....................       50    1,035      1,159
 Interest expense on debt and debt issuance costs.      190      231        389
 Premium taxes, licenses and fees.................       57       63         75
 Professional services............................       41       25         50
 Rent and related expenses........................       31       37         29
 Other............................................      453      444        402
                                                   -------- -------- ----------
  Total other expenses............................ $  1,659 $  2,720 $    2,981
                                                   ======== ======== ==========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt and Debt Issuance Costs

  Interest expense on debt and debt issuance costs includes interest expense on debt (see Note 11) and interest expense related to CSEs (see Note 7).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions. See Notes 6, 11 and 16 for discussion of affiliated expenses included in the table above.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


14. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                              Years Ended December 31,
                                                              ---------------------------------------------------
                                                               2013             2012              2011
                                                                  ------          --------          --------
                                                                   (In millions)
  Current:
   Federal................................................... $ (41)          $  (235)          $  (157)
   Foreign...................................................      8              (10)               (5)
                                                                  ------          --------          --------
     Subtotal................................................   (33)             (245)             (162)
                                                                  ------          --------          --------
  Deferred:
   Federal...................................................    242               598               613
   Foreign...................................................     18                19                42
                                                                  ------          --------          --------
     Subtotal................................................    260               617               655
                                                                  ------          --------          --------
       Provision for income tax expense (benefit)............ $  227          $    372          $    493
                                                                  ======          ========          ========
    The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:
                                                              Years Ended December 31,
                                                              ---------------------------------------------------
                                                               2013             2012              2011
                                                                  ------          --------          --------
                                                                   (In millions)
  Income (loss) from continuing operations:
   Domestic.................................................. $  869          $  1,492          $  1,545
   Foreign...................................................     78               (2)               122
                                                                  ------          --------          --------
     Total................................................... $  947          $  1,490          $  1,667
                                                                  ======          ========          ========
    The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:
                                                              Years Ended December 31,
                                                              ---------------------------------------------------
                                                               2013             2012              2011
                                                                  ------          --------          --------
                                                                   (In millions)
  Tax provision at U.S. statutory rate....................... $  331          $    522          $    583
  Tax effect of:
   Dividend received deduction...............................   (81)              (70)              (69)
   Tax-exempt income.........................................     --               (1)               (2)
   Prior year tax............................................    (4)                 3               (9)
   Tax credits...............................................   (10)               (8)              (11)
   Foreign tax rate differential.............................    (2)                13               (1)
   Change in valuation allowance.............................     --                22               (2)
   Goodwill impairment.......................................     13             (109)                --
   Sale of subsidiary........................................   (24)                --                --
   Other, net................................................      4                --                 4
                                                                  ------          --------          --------
     Provision for income tax expense (benefit).............. $  227          $    372          $    493
                                                                  ======          ========          ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

14. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                                       December 31,
                                                            -----------------------------------------------------
                                                                 2013                        2012
                                                            ----------------              ------------------
                                                                       (In millions)
Deferred income tax assets:
 Policyholder liabilities and receivables.................. $          1,282          $              883
 Net operating loss carryforwards..........................               22                          32
 Employee benefits.........................................               --                           3
 Tax credit carryforwards..................................              125                          92
 Other.....................................................                7                          35
                                                                     ----------------     ------------------
   Total gross deferred income tax assets..................            1,436                       1,045
 Less: Valuation allowance.................................               --                          25
                                                                     ----------------     ------------------
   Total net deferred income tax assets....................            1,436                       1,020
                                                                     ----------------     ------------------
Deferred income tax liabilities:
 Investments, including derivatives........................              651                         258
 Net unrealized investment gains...........................              575                       1,336
 DAC and VOBA..............................................            1,543                       1,281
 Other.....................................................               52                          15
                                                                     ----------------     ------------------
   Total deferred income tax liabilities...................            2,821                       2,890
                                                                     ----------------     ------------------
     Net deferred income tax asset (liability)............. $        (1,385)          $          (1,870)
                                                                     ================     ==================
   The following table sets forth the domestic net operating carryforwards for tax purposes at December 31,
 2013:
                                                                    Net Operating Loss
                                                                       Carryforwards
                                                            -----------------------------------------------------
                                                                Amount                    Expiration
                                                            ----------------              ------------------
                                                             (In millions)
Domestic................................................... $             64           Beginning in 2028

   Tax credit carryforwards of $125 million at December 31, 2013 will expire beginning in 2015.

   Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

   The Company participates in a tax sharing agreement with MetLife, as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $194 million, $135 million, and $151 million at December 31, 2013, 2012, and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

14. Income Tax (continued)


   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state or local income tax examinations in major taxing jurisdictions for years prior to 2005. In 2012, the Company and the IRS completed and settled substantially all the issues identified in the audit years of 2005 and 2006. The issues not settled are under review at the IRS Appeals Division.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                           Years Ended December 31,
                                                                          ---------------------------
                                                                           2013     2012      2011
                                                                          ------- --------- ---------
                                                                                 (In millions)
Balance at January 1,.................................................... $   (1) $      29 $      38
Additions for tax positions of prior years...............................      25        46        --
Reductions for tax positions of prior years..............................     (1)      (76)       (3)
Additions for tax positions of current year..............................       1         9         2
Reductions for tax positions of current year.............................     (1)       (9)       (8)
                                                                          ------- --------- ---------
Balance at December 31,..................................................     $23 $     (1) $      29
                                                                          ======= ========= =========
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    23  $    (1)  $    (3)
                                                                          ======= ========= =========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

Interest was as follows:

                                                                  Years Ended December 31,
                                                                  ------------------------
                                                                   2013    2012    2011
                                                                  ------  ------  -------
                                                                      (In millions)
Interest recognized in the consolidated statements of operations. $    1  $  (9)  $    --

                                                                            December 31,
                                                                          ----------------
                                                                           2013    2012
                                                                          ------  -------
                                                                          (In millions)
Interest included in other liabilities in the consolidated balance sheets $    1  $    --

   The Company had no penalties for the years ended December 31, 2013, 2012 and 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

14. Income Tax (continued)


   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2013 and 2012, the Company recognized an income tax benefit of $92 million and $70 million, respectively, related to the separate account DRD. The 2013 benefit included a benefit of $11 million related to a true-up of the 2012 tax return. The 2012 benefit included an expense of less than $1 million related to a true-up of the 2011 tax return.

15. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for some of the matters below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2013.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Contingencies, Commitments and Guarantees (continued)


  Matters as to Which an Estimate Can Be Made

   For some of the matters discussed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2013, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

  Matters as to Which an Estimate Cannot Be Made

   For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Unclaimed Property Inquiries

   In April 2012, MetLife, for itself and on behalf of entities including MetLife Insurance Company of Connecticut, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. On December 28, 2012, the West Virginia Treasurer filed an action (West Virginia ex rel. John D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County) alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 14, 2012, the Treasurer filed a substantially identical suit against MLI-USA. On
 December 30, 2013, the court granted defendants' motions to dismiss all of the West Virginia Treasurer's actions. The Treasurer has filed a notice to appeal the dismissal order. At least one other jurisdiction is pursuing a similar market conduct examination. It is possible that other jurisdictions may pursue similar examinations, audits, or lawsuits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquires and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Contingencies, Commitments and Guarantees (continued)


  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                ---------------
                                                                 2013    2012
                                                                ------- -------
                                                                 (In millions)
 Other Assets:
  Premium tax offset for future undiscounted assessments....... $    10 $    19
  Premium tax offsets currently available for paid assessments.      10       2
                                                                ------- -------
                                                                $    20 $    21
                                                                ======= =======
 Other Liabilities:
  Insolvency assessments....................................... $    14 $    37
                                                                ======= =======

   On September 1, 2011, the Department of Financial Services filed a liquidation plan for Executive Life Insurance Company of New York ("ELNY"), which had been under rehabilitation by the Liquidation Bureau since 1991. The plan involves the satisfaction of insurers' financial obligations under a number of state life and health insurance guaranty associations and also provides additional industry support for certain ELNY policyholders.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Contingencies, Commitments and Guarantees (continued)


Commitments

  Commitments to Fund Partnership Investments

    The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $956 million and $1.0 billion at December 31, 2013 and 2012, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $147 million and $181 million at December 31, 2013 and 2012, respectively.

  Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

    The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $57 million and $144 million at December 31, 2013 and 2012, respectively.

  Other Commitments

    The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2013 and 2012, the Company had agreed to fund up to $61 million and $86 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $74 million and $106 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

    See Note 7 "-- Related Party Investment Transactions" for additional other commitments.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. The maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, ranging from $36 million to $233 million, with a cumulative maximum of $269 million, in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below. In other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the

Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $233 million and $235 million at December 31, 2013 and 2012, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2013 and 2012. The remainder of the risk was ceded to external reinsurers.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

16. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses incurred with affiliates related to these agreements, recorded in other expenses, were $1.6 billion, $1.7 billion and $1.9 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $209 million, $179 million and $145 million for the years ended
December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $186 million, $166 million and $136 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company had net payables to affiliates, related to the items discussed above, of $210 million and $109 million at December 31, 2013 and 2012, respectively.

  See Notes 6, 7 and 11 for additional information on related party transactions.

17. Subsequent Events

Equity

  In August 2014, in anticipation of the Mergers, MetLife Insurance Company of Connecticut redeemed and retired the 4,595,317 shares of MetLife Insurance Company of Connecticut's common stock owned by MetLife Investors Group, LLC for $1.4 billion; all of the outstanding shares of common stock of MetLife Insurance Company of Connecticut are now directly held by MetLife, Inc. MetLife Insurance Company of Connecticut does not expect to pay a dividend in 2014.

  In August 2014, following the common stock redemption, MetLife Insurance Company of Connecticut received a capital contribution from MetLife, Inc. of $231 million.

Disposition

  In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax) was recorded, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss on the sale was increased by net income from MAL of $77 million through the date of sale. Following the adoption of new guidance effective January 1, 2014, MAL's results of operations have been included in continuing operations in subsequent quarterly filings. They were historically included in the Corporate Benefit Funding segment.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2013
                                 (In millions)

                                                                                   Amount at
                                                    Cost or       Estimated Fair Which Shown on
Types of Investments                           Amortized Cost (1)     Value      Balance Sheet
--------------------                           ------------------ -------------- --------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........    $         8,188  $     8,294    $       8,294
   Public utilities...........................              3,966        4,275            4,275
   State and political subdivision securities.              2,147        2,224            2,224
   Foreign government securities..............              1,038        1,122            1,122
   All other corporate bonds..................             19,512       20,478           20,478
                                                  ---------------  -----------    -------------
     Total bonds..............................             34,851       36,393           36,393
 Mortgage-backed and asset-backed securities..              8,214        8,393            8,393
 Redeemable preferred stock...................                412          466              466
                                                  ---------------  -----------    -------------
       Total fixed maturity securities........             43,477       45,252           45,252
                                                  ---------------  -----------    -------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all other......                161          201              201
 Non-redeemable preferred stock...............                236          217              217
                                                  ---------------  -----------    -------------
     Total equity securities..................                397          418              418
                                                  ---------------  -----------    -------------
       Mortgage loans, net....................              7,718                         7,718
Policy loans..................................              1,219                         1,219
Real estate and real estate joint ventures....                754                           754
Other limited partnership interests...........              2,130                         2,130
Short-term investments........................              2,107                         2,107
Other invested assets.........................              2,555                         2,555
                                                  ---------------                 -------------
        Total investments.....................    $        60,357                 $      62,153
                                                  ===============                 =============

--------

(1)Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II
                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                                                  2013
-                                                                                                               ---------
Condensed Balance Sheets
Assets
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $28,548 and $32,018, respectively)............................................................................................... $  29,690
  Equity securities available-for-sale, at estimated fair value (cost: $284 and $273, respectively)............       319
  Mortgage loans (net of valuation allowances of $19 and $22, respectively)....................................     4,224
  Policy loans.................................................................................................     1,068
  Real estate and real estate joint ventures...................................................................       419
  Other limited partnership interests..........................................................................     1,318
  Short-term investments, principally at estimated fair value..................................................     1,512
  Investment in subsidiaries...................................................................................     6,099
  Loans to subsidiaries........................................................................................       680
  Other invested assets, principally at estimated fair value...................................................     1,139
                                                                                                                ---------
   Total investments...........................................................................................    46,468
Cash and cash equivalents, principally at estimated fair value.................................................       417
Accrued investment income......................................................................................       287
Premiums, reinsurance and other receivables....................................................................     7,195
Receivables from subsidiaries..................................................................................       858
Deferred policy acquisition costs and value of business acquired...............................................     1,011
Current income tax recoverable.................................................................................        88
Goodwill.......................................................................................................       493
Other assets...................................................................................................       132
Separate account assets........................................................................................    16,036
                                                                                                                ---------
   Total assets................................................................................................ $  72,985
                                                                                                                =========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits......................................................................................... $  19,099
Policyholder account balances..................................................................................    22,387
Other policy-related balances..................................................................................       246
Payables for collateral under securities loaned and other transactions.........................................     4,811
Long-term debt -- affiliated...................................................................................       750
Current income tax payable.....................................................................................        --
Deferred income tax liability..................................................................................        16
Other liabilities..............................................................................................       852
Separate account liabilities...................................................................................    16,036
                                                                                                                ---------
   Total liabilities...........................................................................................    64,197
                                                                                                                ---------
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2013 and 2012.....................................................................        86
Additional paid-in capital.....................................................................................     6,737
Retained earnings..............................................................................................     1,076
Accumulated other comprehensive income (loss)..................................................................       889
                                                                                                                ---------
   Total stockholders' equity..................................................................................     8,788
                                                                                                                ---------
   Total liabilities and stockholders' equity.................................................................. $  72,985
                                                                                                                =========

                                                                                                                  2012
-                                                                                                               ---------
Condensed Balance Sheets
Assets
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $28,548 and $32,018, respectively)............................................................................................... $  35,152
  Equity securities available-for-sale, at estimated fair value (cost: $284 and $273, respectively)............       277
  Mortgage loans (net of valuation allowances of $19 and $22, respectively)....................................     4,703
  Policy loans.................................................................................................     1,086
  Real estate and real estate joint ventures...................................................................       371
  Other limited partnership interests..........................................................................     1,181
  Short-term investments, principally at estimated fair value..................................................     1,833
  Investment in subsidiaries...................................................................................     6,641
  Loans to subsidiaries........................................................................................       305
  Other invested assets, principally at estimated fair value...................................................     1,682
                                                                                                                ---------
   Total investments...........................................................................................    53,231
Cash and cash equivalents, principally at estimated fair value.................................................       553
Accrued investment income......................................................................................       316
Premiums, reinsurance and other receivables....................................................................     7,003
Receivables from subsidiaries..................................................................................       833
Deferred policy acquisition costs and value of business acquired...............................................       789
Current income tax recoverable.................................................................................        --
Goodwill.......................................................................................................       558
Other assets...................................................................................................       140
Separate account assets........................................................................................    15,238
                                                                                                                ---------
   Total assets................................................................................................ $  78,661
                                                                                                                =========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits......................................................................................... $  19,632
Policyholder account balances..................................................................................    24,039
Other policy-related balances..................................................................................       872
Payables for collateral under securities loaned and other transactions.........................................     6,477
Long-term debt -- affiliated...................................................................................       750
Current income tax payable.....................................................................................         3
Deferred income tax liability..................................................................................       266
Other liabilities..............................................................................................       824
Separate account liabilities...................................................................................    15,238
                                                                                                                ---------
   Total liabilities...........................................................................................    68,101
                                                                                                                ---------
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2013 and 2012.....................................................................        86
Additional paid-in capital.....................................................................................     6,718
Retained earnings..............................................................................................     1,356
Accumulated other comprehensive income (loss)..................................................................     2,400
                                                                                                                ---------
   Total stockholders' equity..................................................................................    10,560
                                                                                                                ---------
   Total liabilities and stockholders' equity.................................................................. $  78,661
                                                                                                                =========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II
                Condensed Financial Information -- (Continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2013, 2012 and 2011
                                 (In millions)

                                                                        2013      2012      2011
                                                                      --------- --------- ---------
Condensed Statements of Operations
Revenues
Premiums............................................................. $     181 $     144 $     148
Universal life and investment-type product policy fees...............       645       662       632
Net investment income................................................     1,797     1,854     1,943
Equity in earnings of subsidiaries...................................       287       773       574
Other revenues.......................................................       147       151       154
Net investment gains (losses)........................................        54        20        14
Net derivative gains (losses)........................................     (105)     (140)       241
                                                                      --------- --------- ---------
 Total revenues......................................................     3,006     3,464     3,706
                                                                      --------- --------- ---------
Expenses
Policyholder benefits and claims.....................................       916       797       755
Interest credited to policyholder account balances...................       618       666       710
Goodwill impairment..................................................        66       327        --
Other expenses.......................................................       499       576       772
                                                                      --------- --------- ---------
 Total expenses......................................................     2,099     2,366     2,237
                                                                      --------- --------- ---------
Income (loss) from continuing operations before provision for income
  tax................................................................       907     1,098     1,469
Provision for income tax expense (benefit)...........................       187      (20)       295
                                                                      --------- --------- ---------
Income (loss) from continuing operations, net of income tax..........       720     1,118     1,174
Income (loss) from discontinued operations, net of income tax........        --         8        --
                                                                      --------- --------- ---------
Net income (loss).................................................... $     720 $   1,126 $   1,174
                                                                      ========= ========= =========
Comprehensive income (loss).......................................... $   (791) $   1,755 $   2,728
                                                                      ========= ========= =========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II
                Condensed Financial Information -- (Continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2013, 2012 and 2011
                                 (In millions)

                                                                                2013        2012      2011
                                                                            ------------ ---------- ---------
Condensed Statements of Cash Flows
Cash flows from operating activities
  Net cash provided by (used in) operating activities...................... $        957 $    1,184 $     886
Cash flows from investing activities
  Sales, maturities, and repayments of:
    Fixed maturity securities..............................................       14,647     10,714    13,921
    Equity securities......................................................           56         46       163
    Mortgage loans.........................................................        1,154        845       552
    Real estate and real estate joint ventures.............................           58         47        12
    Other limited partnership interests....................................          102        154       159
  Purchases of:
    Fixed maturity securities..............................................     (11,000)   (10,729)  (11,658)
    Equity securities......................................................         (51)       (27)      (22)
    Mortgage loans.........................................................        (648)      (428)     (946)
    Real estate and real estate joint ventures.............................        (129)       (77)      (83)
    Other limited partnership interests....................................        (192)      (179)     (214)
  Cash received in connection with freestanding derivatives................           73        362       375
  Cash paid in connection with freestanding derivatives....................        (644)      (322)     (453)
  Dividends from subsidiaries..............................................           25         --        --
  Returns of capital from subsidiaries.....................................           52         84        49
  Capital contributions to subsidiaries....................................          (3)      (166)     (422)
  Issuances of loans to affiliates.........................................        (375)         --     (305)
  Net change in policy loans...............................................           18         15        26
  Net change in short-term investments.....................................          321      (251)     (487)
  Net change in other invested assets......................................         (39)       (50)      (16)
                                                                            ------------ ---------- ---------
Net cash provided by (used in) investing activities........................        3,425         38       651
                                                                            ------------ ---------- ---------
Cash flows from financing activities
  Policyholder account balances:
    Deposits...............................................................       12,156     11,577    14,151
    Withdrawals............................................................     (13,987)   (12,298)  (15,754)
  Net change in payables for collateral under securities loaned and other
   transactions............................................................      (1,666)        102     (482)
  Financing element on certain derivative instruments......................         (21)         75       127
  Return of capital........................................................           --         --      (47)
  Dividends on common stock................................................      (1,000)      (504)     (517)
                                                                            ------------ ---------- ---------
Net cash provided by (used in) financing activities........................      (4,518)    (1,048)   (2,522)
                                                                            ------------ ---------- ---------
Change in cash and cash equivalents........................................        (136)        174     (985)
Cash and cash equivalents, beginning of year...............................          553        379     1,364
                                                                            ------------ ---------- ---------
Cash and cash equivalents, end of year..................................... $        417 $      553 $     379
                                                                            ============ ========== =========
Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
    Interest............................................................... $         64 $       64 $      64
                                                                            ============ ========== =========
    Income tax............................................................. $        120 $    (194) $    (66)
                                                                            ============ ========== =========
  Non-cash transactions:
    Capital contribution from MetLife, Inc................................. $         19 $       45 $      --
                                                                            ============ ========== =========
    Returns of capital from subsidiaries................................... $         -- $      202 $      --
                                                                            ============ ========== =========
    Capital contributions to subsidiaries.................................. $         16 $       31 $      --
                                                                            ============ ========== =========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II
                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

  The condensed financial information of MetLife Insurance Company of Connecticut (the "Parent Company") should be read in conjunction with the consolidated financial statements of MetLife Insurance Company of Connecticut and its subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

  The preparation of these condensed unconsolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Support Agreement

  The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Assurance Limited ("MAL"), a United Kingdom company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MAL to have capital and surplus equal to the greater of
(a) (Pounds)50 million, (b) such amount that will be sufficient to provide solvency cover equal to 175% of MAL's capital resources requirement as defined by applicable law and regulation as required by the Financial Services Authority of the United Kingdom (the "FSA") or any successor body, or (c) such amount that will be sufficient to provide solvency cover equal to 125% of MAL's individual capital guidance as defined by applicable law and regulation as required by the FSA or any successor body. As described in Note 17 of the Notes to the Consolidated Financial Statements, a subsidiary of MetLife Insurance Company of Connecticut reached an agreement to sell MAL to a third party. Upon the close of such sale, the Parent Company's obligations under this net worth maintenance agreement will terminate.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2013, 2012 and 2011
                                 (In millions)

                                    Future Policy Benefits
                             DAC          and Other        Policyholder
                             and        Policy-Related       Account        Unearned       Unearned
Segment                      VOBA          Balances          Balances   Premiums (1), (2) Revenue (1)
-------------------------- -------- ---------------------- ------------ ----------------- -----------
2013
Retail.................... $  4,698    $         10,345     $  25,499     $           9    $    156
Corporate Benefit Funding.        6              14,270         7,952                --           2
Corporate & Other.........       26               6,540             2                 4          --
                           --------    ----------------     ---------     -------------    --------
 Total.................... $  4,730    $         31,155     $  33,453     $          13    $    158
                           ========    ================     =========     =============    ========
2012
Retail.................... $  3,738    $          9,355     $  28,287     $           9    $    158
Corporate Benefit Funding.        8              15,078         8,688                --           2
Corporate & Other.........       --               6,288             1                 4          --
                           --------    ----------------     ---------     -------------    --------
 Total.................... $  3,746    $         30,721     $  36,976     $          13    $    160
                           ========    ================     =========     =============    ========
2011
Retail.................... $  4,080    $          7,915     $  30,001     $           7    $    184
Corporate Benefit Funding.       13              14,042         8,375                --           2
Corporate & Other.........      128               6,515         3,699                 5          72
                           --------    ----------------     ---------     -------------    --------
 Total.................... $  4,221    $         28,472     $  42,075     $          12    $    258
                           ========    ================     =========     =============    ========

--------

(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (Continued)
                       December 31, 2013, 2012 and 2011
                                 (In millions)

                                                   Policyholder
                                                   Benefits and
                            Premium                 Claims and     Amortization of
                            Revenue      Net     Interest Credited  DAC and VOBA      Other
                           and Policy Investment  to Policyholder    Charged to     Operating
Segment                     Charges     Income   Account Balances  Other Expenses  Expenses (1)
-------------------------- ---------- ---------- ----------------- --------------- ------------
2013
Retail....................  $  2,688   $  1,515    $      1,875      $        44    $   1,341
Corporate Benefit Funding.       219      1,108             855                5           34
Corporate & Other.........        35        229              14                1          234
                            --------   --------    ------------      -----------    ---------
 Total....................  $  2,942   $  2,852    $      2,744      $        50    $   1,609
                            ========   ========    ============      ===========    =========
2012
Retail....................  $  2,716   $  1,434    $      2,031      $     1,023    $   1,381
Corporate Benefit Funding.       658      1,111           1,318               10           36
Corporate & Other.........       148        407             187                2          268
                            --------   --------    ------------      -----------    ---------
 Total....................  $  3,522   $  2,952    $      3,536      $     1,035    $   1,685
                            ========   ========    ============      ===========    =========
2011
Retail....................  $  2,596   $  1,360    $      1,984      $     1,149    $   1,268
Corporate Benefit Funding.     1,105      1,142           1,763                4           36
Corporate & Other.........        83        572             102                6          518
                            --------   --------    ------------      -----------    ---------
 Total....................  $  3,784   $  3,074    $      3,849      $     1,159    $   1,822
                            ========   ========    ============      ===========    =========

--------

(1)Includes other expenses, excluding amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") charged to other expenses.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2013, 2012 and 2011
                                 (In millions)

                                                                              % Amount
                               Gross Amount   Ceded    Assumed  Net Amount Assumed to Net
                               ------------ ---------- -------- ---------- --------------
2013
Life insurance in-force.......  $  466,650  $  424,836 $  7,273 $  49,087         14.8%
                                ==========  ========== ======== =========
Insurance premium
Life insurance................  $    1,327  $      737 $     10 $     600          1.7%
Accident and health insurance.         234         228       --         6           --
                                ----------  ---------- -------- ---------
 Total insurance premium......  $    1,561  $      965 $     10 $     606          1.7%
                                ==========  ========== ======== =========
2012
Life insurance in-force.......  $  428,803  $  391,045 $  7,750 $  45,508         17.0%
                                ==========  ========== ======== =========
Insurance premium
Life insurance................  $    1,815  $      572 $     11 $   1,254          0.9%
Accident and health insurance.         248         241       --         7           --
                                ----------  ---------- -------- ---------
 Total insurance premium......  $    2,063  $      813 $     11 $   1,261          0.9%
                                ==========  ========== ======== =========
2011
Life insurance in-force.......  $  378,153  $  340,477 $  8,085 $  45,761         17.7%
                                ==========  ========== ======== =========
Insurance premium
Life insurance................  $    2,180  $      366 $      7 $   1,821          0.4%
Accident and health insurance.         249         242       --         7           --
                                ----------  ---------- -------- ---------
 Total insurance premium......  $    2,429  $      608 $      7 $   1,828          0.4%
                                ==========  ========== ======== =========

  For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $269.9 billion and $7.3 billion, respectively, and life insurance premiums of $638 million and $
10 million, respectively. For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $237.2 billion and $7.8 billion, respectively, and life insurance premiums of $478 million and $11 million, respectively. For the year ended December 31, 2011, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $195.2 billion and $8.1 billion, respectively, and life insurance premiums of $286 million and $ 7 million, respectively.

MetLife Investors Insurance Company

Financial Statements

As of September 30, 2014 and December 31, 2013 and for the Nine Months Ended September 30, 2014 and 2013

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Interim Condensed Balance Sheets
             September 30, 2014 (Unaudited) and December 31, 2013

                (In millions, except share and per share data)

                                                                                             September 30, 2014 December 31, 2013
                                                                                             ------------------ -----------------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $2,459 and $2,200, respectively).........................................................    $     2,542        $     2,250
 Equity securities available-for-sale, at estimated fair value (cost: $46 and $46,
   respectively)............................................................................             45                 45
 Mortgage loans (net of valuation allowances of $1 and $1, respectively)....................            260                286
 Policy loans...............................................................................             27                 27
 Other limited partnership interests........................................................             38                 32
 Short-term investments, at estimated fair value............................................             70                 75
 Other invested assets......................................................................              4                 68
                                                                                                -----------        -----------
   Total investments........................................................................          2,986              2,783
Cash and cash equivalents...................................................................             28                 24
Accrued investment income...................................................................             21                 26
Premiums, reinsurance and other receivables.................................................          1,983              1,829
Deferred policy acquisition costs and value of business acquired............................            190                291
Current income tax recoverable..............................................................             --                  9
Other assets................................................................................            101                110
Separate account assets.....................................................................         11,435             12,033
                                                                                                -----------        -----------
   Total assets.............................................................................    $    16,744        $    17,105
                                                                                                ===========        ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits......................................................................    $       546        $       501
Policyholder account balances...............................................................          2,696              2,748
Other policy-related balances...............................................................             96                102
Payables for collateral under securities loaned and other transactions......................            299                266
Current income tax payable..................................................................              1                 --
Deferred income tax liability...............................................................            234                192
Other liabilities...........................................................................             85                 94
Separate account liabilities................................................................         11,435             12,033
                                                                                                -----------        -----------
   Total liabilities........................................................................         15,392             15,936
                                                                                                -----------        -----------
Contingencies, Commitments and Guarantees (Note 8)
Stockholder's Equity
Common stock, par value $2 per share; 5,000,000 shares authorized; 2,899,446 shares issued
 and outstanding............................................................................              6                  6
Additional paid-in capital..................................................................            637                636
Retained earnings...........................................................................            666                504
Accumulated other comprehensive income (loss)...............................................             43                 23
                                                                                                -----------        -----------
   Total stockholder's equity...............................................................          1,352              1,169
                                                                                                -----------        -----------
   Total liabilities and stockholder's equity...............................................    $    16,744        $    17,105
                                                                                                ===========        ===========

     See accompanying notes to the interim condensed financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

  Interim Condensed Statements of Operations and Comprehensive Income (Loss)
       For the Nine Months Ended September 30, 2014 and 2013 (Unaudited)

                                 (In millions)

                                                              Nine Months
                                                                 Ended
                                                             September 30,
                                                           -----------------
                                                             2014     2013
                                                           -------- --------
   Revenues
   Premiums............................................... $     15 $     23
   Universal life and investment-type product policy fees.      157      155
   Net investment income..................................       81       84
   Fees on ceded reinsurance and other....................       58       67
   Net investment gains (losses)..........................        4        1
   Net derivative gains (losses)..........................      175    (325)
                                                           -------- --------
      Total revenues......................................      490        5
                                                           -------- --------
   Expenses
   Policyholder benefits and claims.......................       55       36
   Interest credited to policyholder account balances.....       78       86
   Other expenses.........................................      128      (4)
                                                           -------- --------
      Total expenses......................................      261      118
                                                           -------- --------
   Income (loss) before provision for income tax..........      229    (113)
   Provision for income tax expense (benefit).............       67     (47)
                                                           -------- --------
   Net income (loss)...................................... $    162 $   (66)
                                                           ======== ========
   Comprehensive income (loss)............................ $    182 $  (113)
                                                           ======== ========

     See accompanying notes to the interim condensed financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Interim Condensed Statements of Stockholder's Equity
       For the Nine Months Ended September 30, 2014 and 2013 (Unaudited)

                                 (In millions)

                                                                           Accumulated Other Comprehensive Income (Loss)
                                                                           --------------------------------------------
                                                                                 Net
                                                     Additional              Unrealized             Other-Than-
                                            Common    Paid-in    Retained    Investment              Temporary
                                            Stock     Capital   Earnings    Gains (Losses)           Impairments
                                           -------- ----------- ---------- ---------------          ------------
Balance at December 31, 2013.............. $      6 $      636  $      504    $      25              $       (2)
Capital contribution......................                   1
Net income (loss).........................                             162
Other comprehensive income (loss), net of
  income tax..............................                                           20                      --
                                           -------- ----------- ---------- ---------------          ------------
Balance at September 30, 2014............. $      6 $      637  $      666    $      45              $      (2)
                                           ======== =========== ========== ===============          ============



                                               Total
                                            Stockholder's
                                               Equity
                                           --------------
Balance at December 31, 2013..............  $      1,169
Capital contribution......................             1
Net income (loss).........................           162
Other comprehensive income (loss), net of
  income tax..............................            20
                                           --------------
Balance at September 30, 2014.............  $      1,352
                                           ==============

     See accompanying notes to the interim condensed financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

      Interim Condensed Statements of Stockholder's Equity -- (Continued)
       For the Nine Months Ended September 30, 2014 and 2013 (Unaudited)

                                 (In millions)

                                                                            Accumulated Other Comprehensive Income (Loss)
                                                                            --------------------------------------------
                                                                                  Net
                                                     Additional               Unrealized             Other-Than-
                                            Common    Paid-in     Retained    Investment              Temporary
                                            Stock     Capital    Earnings    Gains (Losses)           Impairments
                                           -------- ----------- ----------  ---------------          ------------
Balance at December 31, 2012.............. $      6 $      636  $      722     $      79              $       (3)
Net income (loss).........................                             (66)
Other comprehensive income (loss), net of
  income tax..............................                                           (47)                     --
                                           -------- ----------- ----------  ---------------          ------------
Balance at September 30, 2013............. $      6 $      636  $      656     $      32              $      (3)
                                           ======== =========== ==========  ===============          ============



                                               Total
                                            Stockholder's
                                               Equity
                                           --------------
Balance at December 31, 2012..............  $      1,440
Net income (loss).........................           (66)
Other comprehensive income (loss), net of
  income tax..............................           (47)
                                           --------------
Balance at September 30, 2013.............  $      1,327
                                           ==============

     See accompanying notes to the interim condensed financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                  Interim Condensed Statements of Cash Flows
       For the Nine Months Ended September 30, 2014 and 2013 (Unaudited)

                                 (In millions)

                                                                  Nine Months
                                                                     Ended
                                                                 September 30,
                                                                --------------
                                                                  2014    2013
                                                                -------  -----
Net cash provided by (used in) operating activities............ $   320  $ 211
                                                                -------  -----
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities.....................................     420    625
 Equity securities.............................................      --      2
 Mortgage loans................................................      37     27
Purchases of:
 Fixed maturity securities.....................................    (677)  (736)
 Mortgage loans................................................      (9)   (31)
 Other limited partnership interests...........................      (4)    (4)
Cash received in connection with freestanding derivatives......      --      1
Cash paid in connection with freestanding derivatives..........      --    (10)
Sales of loans to affiliates...................................      49     --
Net change in short-term investments...........................       5     (5)
                                                                -------  -----
Net cash provided by (used in) investing activities............    (179)  (131)
                                                                -------  -----
Cash flows from financing activities
Policyholder account balances:
 Deposits......................................................     923    582
 Withdrawals...................................................  (1,089)  (734)
Net change in payables for collateral under securities loaned
 and other transactions........................................      33     79
Other, net.....................................................      (4)    (2)
                                                                -------  -----
Net cash provided by (used in) financing activities............    (137)   (75)
                                                                -------  -----
Change in cash and cash equivalents............................       4      5
Cash and cash equivalents, beginning of period.................      24     27
                                                                -------  -----
Cash and cash equivalents, end of period....................... $    28  $  32
                                                                =======  =====
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Income tax.................................................... $    26  $  27
                                                                =======  =====
Non-cash transations:
 Capital contributions from MetLife, Inc....................... $     1  $  --
                                                                =======  =====

     See accompanying notes to the interim condensed financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

        Notes to the Interim Condensed Financial Statements (Unaudited)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company (the "Company") is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

  The Company markets, administers and insures a broad range of term life, universal life and variable and fixed annuity products to individuals. The Company is licensed to conduct business in 49 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders.

  On November 14, 2014, MetLife, Inc. completed the mergers of three wholly-owned U.S.-based life insurance companies and a wholly-owned, former offshore, reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies that merged were MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company and MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd., a reinsurance company that mainly reinsured guarantees associated with variable annuity products. As of the date of the Mergers, MetLife Insurance Company of Connecticut, a directly owned subsidiary of MetLife, was renamed to MetLife Insurance Company USA and re-domiciled to Delaware.

  In anticipation of the Mergers, in July 2014, MetLife Investors Insurance Company transferred to certain affiliates $45 million in affiliated loans, which are included in other invested assets. See Note 3.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the interim condensed financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

  The Company uses the equity method of accounting for investments in equity securities when it has significant influence or at least 20% interest and for investments in other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations.

  Certain amounts in the prior year period's interim condensed financial statements and related footnotes thereto have been reclassified to conform with the 2014 presentation as discussed throughout the Notes to the Interim Condensed Financial Statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  The accompanying interim condensed financial statements are unaudited and reflect all adjustments (including normal recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows for the interim period presented in conformity with GAAP. Interim results are not necessarily indicative of full year performance. The December 31, 2013 balance sheet data was derived from audited financial statements which include all disclosures required by GAAP. Therefore, these interim condensed financial statements should be read in conjunction with the financial statements of the Company for the year ended December 31, 2013.

2. Insurance

Guarantees

  As discussed in Notes 1 and 2 of the Notes to the Financial Statements for the year ended December 31, 2013, the Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs") and the portion of certain guaranteed minimum income benefits ("GMIBs") that does not require annuitization are accounted for as embedded derivatives in policyholder account balances ("PAB") and are further discussed in Note 4.

 Variable Annuity Guarantees

  In the Event of Death

   Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

   Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

2. Insurance (continued)


   Information regarding the types of guarantees relating to annuity contracts was as follows at:

                                              September 30, 2014           December 31, 2013
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $    12,702    $     8,333   $    13,348    $     8,712
Separate account value..................  $    12,210    $     8,100   $    12,841    $     8,470
Net amount at risk......................  $       371    $       189   $       327    $       116
Average attained age of contractholders.     67 years       67 years      67 years       66 years

--------

(1)The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

3. Investments

Fixed Maturity and Equity Securities Available-for-Sale

 Fixed Maturity and Equity Securities Available-for-Sale by Sector

   The following table presents the fixed maturity and equity securities available-for-sale ("AFS") by sector. Redeemable preferred stock is reported within U.S. corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS").

                                              September 30, 2014                         December 31, 2013
                                  ------------------------------------------ ------------------------------------------
                                               Gross Unrealized                           Gross Unrealized
                                   Cost or  ---------------------- Estimated  Cost or  ---------------------- Estimated
                                  Amortized       Temporary  OTTI    Fair    Amortized       Temporary  OTTI    Fair
                                    Cost    Gains  Losses   Losses   Value     Cost    Gains  Losses   Losses   Value
                                  --------- ----- --------- ------ --------- --------- ----- --------- ------ ---------
                                                                      (In millions)
Fixed maturity securities
U.S. corporate...................  $   827  $  60   $  4     $ --   $   883   $   825  $ 55    $  8     $ --   $   872
U.S Treasury and agency..........      762      6      6       --       762       469     2      14       --       457
RMBS.............................      301     15      2        5       309       312    12       7        5       312
CMBS.............................      259      6      1       --       264       293     8       4       --       297
Foreign corporate................      229     10      3       --       236       223     9       3       --       229
ABS..............................       53      2     --       --        55        51     2      --       --        53
State and political subdivision..       17      3     --       --        20        17     2      --       --        19
Foreign government...............       11      2     --       --        13        10     1      --       --        11
                                  --------- ----- --------- ------ --------- --------- ----- --------- ------ ---------
 Total fixed maturity securities.  $ 2,459  $ 104   $ 16     $  5   $ 2,542   $ 2,200  $ 91    $ 36     $  5   $ 2,250
                                  ========= ===== ========= ====== ========= ========= ===== ========= ====== =========
Equity securities
Common stock.....................  $    26  $  --   $ --     $ --   $    26   $    26  $ --    $ --     $ --   $    26
Non-redeemable preferred stock...       20     --      1       --        19        20    --       1       --        19
                                  --------- ----- --------- ------ --------- --------- ----- --------- ------ ---------
 Total equity securities.........  $    46  $  --   $  1     $ --   $    45   $    46  $ --    $  1     $ --   $    45
                                  ========= ===== ========= ====== ========= ========= ===== ========= ====== =========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

3. Investments (continued)


   The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million with unrealized gains (losses) of less than $1 million at both September 30, 2014 and December 31, 2013.

 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                            September 30, 2014   December 31, 2013
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $    372  $    374  $    240  $    242
Due after one year through five years......      549       572       487       512
Due after five years through ten years.....      645       683       566       595
Due after ten years........................      280       285       251       239
                                            --------  --------  --------  --------
 Subtotal..................................    1,846     1,914     1,544     1,588
Structured securities (RMBS, CMBS and ABS).      613       628       656       662
                                            --------  --------  --------  --------
 Total fixed maturity securities........... $  2,459  $  2,542  $  2,200  $  2,250
                                            ========  ========  ========  ========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              September 30, 2014                         December 31, 2013
                                   ----------------------------------------- -----------------------------------------
                                                        Equal to or Greater                       Equal to or Greater
                                   Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                   -------------------- -------------------- -------------------- --------------------
                                   Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                     Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                     Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                   --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                       (In millions, except number of securities)
Fixed maturity securities
U.S. corporate....................   $  57      $  2      $  40      $  2      $  84      $  7      $ 13       $  1
U.S. Treasury and agency..........     113         1        108         5        169        14        --         --
RMBS..............................      26        --         92         7         84         4        34          8
CMBS..............................       5        --         30         1         73         4        --         --
Foreign corporate.................      39         2          8         1         27         2         7          1
ABS...............................      15        --          5        --          7        --         5         --
Foreign government................       2        --          1        --          1        --         1         --
                                     -----      ----      -----      ----      -----      ----      ----       ----
  Total fixed maturity securities.   $ 257      $  5      $ 284      $ 16      $ 445      $ 31      $ 60       $ 10
                                     =====      ====      =====      ====      =====      ====      ====       ====

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

3. Investments (continued)


                                                September 30, 2014                         December 31, 2013
                                     ----------------------------------------- -----------------------------------------
                                                          Equal to or Greater                       Equal to or Greater
                                     Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                     -------------------- -------------------- -------------------- --------------------
                                     Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                       Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                       Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                     --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                         (In millions, except number of securities)
Equity securities
Non-redeemable preferred stock......   $ --       $ --      $ 19       $ 1       $ --       $ --      $ 18       $ 1
                                       ----       ----      ----       ---       ----       ----      ----       ---
  Total equity securities...........   $ --       $ --      $ 19       $ 1       $ --       $ --      $ 18       $ 1
                                       ====       ====      ====       ===       ====       ====      ====       ===
  Total number of securities in an
   unrealized loss position.........     60                   33                   87                   18
                                       ====                 ====                 ====                 ====

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   As described more fully in Notes 1 and 5 of the Notes to the Financial Statements for the year ended December 31, 2013, the Company performs a regular evaluation of all investment classes for impairment, including fixed maturity securities, equity securities and perpetual hybrid securities, in accordance with its impairment policy, in order to evaluate whether such investments are other-than-temporarily impaired.

   Current Period Evaluation

   Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at September 30, 2014. Future other-than-temporary impairment ("OTTI") will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

   Gross unrealized losses on fixed maturity securities decreased $20 million during the nine months ended September 30, 2014 from $41 million to $21 million. The decrease in gross unrealized losses for the nine months ended September 30, 2014, was primarily attributable to a decrease in interest rates, and to a lesser extent narrowing credit spreads.

   At September 30, 2014, $5 million of the total $21 million of gross unrealized losses were from one below investment grade fixed maturity security with an unrealized loss position of 20% or more of amortized cost for six months or greater. Unrealized losses on the below investment grade fixed maturity security are related to non-agency RMBS (alternative residential mortgage loan) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

3. Investments (continued)


  Equity Securities

    Gross unrealized losses on equity securities were $1 million at both September 30, 2014 and December 31, 2013. None of the $1 million of gross unrealized losses were from equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at:

                                    September 30, 2014     December 31, 2013
                                   --------------------  --------------------
                                     Carrying     % of     Carrying     % of
                                       Value      Total      Value      Total
                                   ------------- ------  ------------- ------
                                   (In millions)         (In millions)
 Mortgage loans:
  Commercial......................    $  222      85.4 %    $  246      86.0 %
  Agricultural....................        39       15.0         41       14.3
                                      ------     ------     ------     ------
    Subtotal......................       261      100.4        287      100.3
  Valuation allowances............       (1)      (0.4)        (1)      (0.3)
                                      ------     ------     ------     ------
      Total mortgage loans, net...    $  260     100.0 %    $  286     100.0 %
                                      ======     ======     ======     ======

 Mortgage Loans and Valuation Allowance by Portfolio Segment

   All commercial and agricultural mortgage loans held at both September 30, 2014 and December 31, 2013 were evaluated collectively for credit losses. The valuation allowances maintained at both September 30, 2014 and December 31, 2013 were primarily for the commercial mortgage loan portfolio segment and were for non-specifically identified credit losses. The valuation allowance for agricultural mortgage loans was less than $1 million at both September 30, 2014 and December 31, 2013.

 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                                       Nine Months
                                                          Ended
                                                      September 30,
                              --------------------------------------------------------------
                                           2014                            2013
                              ------------------------------- ------------------------------
                              Commercial Agricultural  Total  Commercial Agricultural Total
                              ---------- ------------ ------- ---------- ------------ ------
                                                      (In millions)
Balance, beginning of period.  $     1     $    --    $     1   $    2     $    --    $    2
Provision (release)..........       --          --         --      (1)          --       (1)
                               -------     -------    -------   ------     -------    ------
Balance, end of period.......  $     1     $    --    $     1   $    1     $    --    $    1
                               =======     =======    =======   ======     =======    ======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

3. Investments (continued)

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans, were as follows at:

                                  Recorded Investment
                       -----------------------------------------
                       Debt Service Coverage Ratios
                       ----------------------------        % of     Estimated   % of
                       > 1.20x 1.00x -1.20x < 1.00x Total  Total   Fair Value   Total
                       ------- ------------ ------- ------ -----  ------------- -----
                                  (In millions)                   (In millions)
September 30, 2014
Loan-to-value ratios:
Less than 65%......... $  189      $  7      $  16  $  212  95.5%    $  228      95.8%
65% to 75%............     --        10         --      10   4.5         10       4.2
                       ------      ----      -----  ------ -----     ------     -----
 Total................ $  189      $ 17      $  16  $  222 100.0%    $  238     100.0%
                       ======      ====      =====  ====== =====     ======     =====
December 31, 2013
Loan-to-value ratios:
Less than 65%......... $  193      $  9      $  15  $  217  88.2%    $  228      88.4%
65% to 75%............     19        --         10      29  11.8         30      11.6
                       ------      ----      -----  ------ -----     ------     -----
 Total................ $  212      $  9      $  25  $  246 100.0%    $  258     100.0%
                       ======      ====      =====  ====== =====     ======     =====

 Credit Quality of Agricultural Mortgage Loans

   All of the agricultural mortgage loans held at both September 30, 2014 and December 31, 2013 had loan-to-value ratios of less than 65%.

 Past Due and Interest Accrual Status of Mortgage Loans

   The Company has a high quality, well performing mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both September 30, 2014 and December 31, 2013. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no impaired mortgage loans, no mortgage loans past due and no mortgage loans in non-accrual status at both September 30, 2014 and December 31, 2013. The Company did not recognize interest income on impaired mortgage loans during the nine months ended September 30, 2014 and 2013.

 Mortgage Loans Modified in a Troubled Debt Restructuring

   There were no mortgage loans modified in a troubled debt restructuring during the nine months ended September 30, 2014 and 2013.

   During the nine months ended September 30, 2014 and 2013, the Company held no mortgage loans that were modified in a troubled debt restructuring during the 12 months before September 30, 2014 and 2013, and became subject to a payment default after the restructuring. Payment default is determined in the same manner as delinquency status as described above.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

3. Investments (continued)


Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $5 million and $17 million at September 30, 2014 and December 31, 2013, respectively.

Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss) ("AOCI"), were as follows:

                                                                        September 30, 2014 December 31, 2013
                                                                        ------------------ -----------------
                                                                                   (In millions)
Fixed maturity securities..............................................       $  88              $  55
Fixed maturity securities with noncredit OTTI losses in AOCI...........         (5)                (5)
                                                                              -----              -----
 Total fixed maturity securities.......................................          83                 50
Equity securities......................................................         (1)                (1)
Derivatives............................................................           1                (1)
Short-term investments.................................................          --                (1)
                                                                              -----              -----
 Subtotal..............................................................          83                 47
                                                                              -----              -----
Amounts allocated from:
 Deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") related to noncredit OTTI losses recognized in
   AOCI................................................................           1                  1
 DAC and VOBA..........................................................        (20)               (14)
                                                                              -----              -----
       Subtotal........................................................        (19)               (13)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................           2                  2
Deferred income tax benefit (expense)..................................        (23)               (13)
                                                                              -----              -----
Net unrealized investment gains (losses)...............................       $  43              $  23
                                                                              =====              =====

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                      Nine Months           Year
                                                         Ended              Ended
                                                   September 30, 2014 December 31, 2013
                                                   ------------------ -----------------
                                                              (In millions)
Balance, beginning of period......................       $ (5)             $  (6)
Securities sold with previous noncredit OTTI loss.          --                  1
                                                         -----             ------
Balance, end of period............................       $ (5)             $  (5)
                                                         =====             ======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

3. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                                         Nine Months
                                                                                            Ended
                                                                                      September 30, 2014
                                                                                      ------------------
                                                                                        (In millions)
Balance, beginning of period.........................................................       $  23
Fixed maturity securities on which noncredit OTTI losses have been recognized........          --
Unrealized investment gains (losses) during the period...............................          36
Unrealized investment gains (losses) relating to:
 DAC and VOBA related to noncredit OTTI losses recognized in AOCI....................          --
 DAC and VOBA........................................................................         (6)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in
  AOCI...............................................................................          --
Deferred income tax benefit (expense)................................................        (10)
                                                                                            -----
Balance, end of period...............................................................       $  43
                                                                                            =====
Change in net unrealized investment gains (losses)...................................       $  20
                                                                                            =====

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both September 30, 2014 and December 31, 2013.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                               September 30, 2014 December 31, 2013
                                                               ------------------ -----------------
                                                                          (In millions)
Securities on loan: (1)
  Amortized cost..............................................       $  289            $  249
  Estimated fair value........................................       $  292            $  241
Cash collateral on deposit from counterparties (2)............       $  299            $  249
Reinvestment portfolio -- estimated fair value................       $  298            $  247

--------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

3. Investments (continued)


Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for fixed maturity securities at:

                                                             September 30, 2014 December 31, 2013
                                                             ------------------ -----------------
                                                                        (In millions)
Invested assets on deposit (regulatory deposits)............       $   7              $   7
Invested assets pledged as collateral (1)...................         473                505
                                                                   -----              -----
 Total invested assets on deposit and pledged as collateral.       $ 480              $ 512
                                                                   =====              =====

--------

(1)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 2 of the Notes to the Financial Statements included in the 2013 Financial Statements) and derivative transactions (see Note 4).

    See "-- Securities Lending" for securities on loan.

Variable Interest Entities

  The Company has invested in certain structured transactions that are variable interest entities ("VIEs"). In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements.

 Consolidated VIEs

  There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at September 30, 2014 and December 31, 2013.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

3. Investments (continued)


 Unconsolidated VIEs

  The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                  September 30, 2014   December 31, 2013
                                                 -------------------- --------------------
                                                            Maximum              Maximum
                                                 Carrying  Exposure   Carrying  Exposure
                                                  Amount  to Loss (1)  Amount  to Loss (1)
                                                 -------- ----------- -------- -----------
                                                               (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2).  $  628    $  628     $  662    $  662
 U.S and foreign corporate......................      22        22         21        21
Other limited partnership interests.............      22        22         19        20
Equity securities AFS:
 Non-redeemable preferred stock.................      19        19         18        18
                                                  ------    ------     ------    ------
   Total........................................  $  691    $  691     $  720    $  721
                                                  ======    ======     ======    ======

--------

(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

  As described in Note 8, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the nine months ended September 30, 2014 and during the year ended December 31, 2013.

Net Investment Income

  The components of net investment income were as follows:

                                                     Nine Months
                                                        Ended
                                                     September 30,
                                                     -------------
                                                     2014   2013
                                                     -----  -----
                                                     (In millions)
               Investment income:
                Fixed maturity securities........... $  67  $  70
                Equity securities...................     1     --
                Mortgage loans......................    11     12
                Policy loans........................     2      2
                Other limited partnership interests.     3      3
                                                     -----  -----
                  Subtotal..........................    84     87
                Less: Investment expenses...........     3      3
                                                     -----  -----
                    Net investment income........... $  81  $  84
                                                     =====  =====

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

3. Investments (continued)


    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                   Nine Months
                                                                      Ended
                                                                   September 30,
                                                                   -------------
                                                                   2014   2013
                                                                   -----  -----
                                                                   (In millions)
 Mortgage loans................................................... $  --  $   1
 Other invested assets............................................     4     --
                                                                   -----  -----
   Net investment gains (losses).................................. $   4  $   1
                                                                   =====  =====

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                     Nine Months
                                                        Ended
                                                    September 30,
                                       ---------------------------------------
                                        2014   2013  2014  2013   2014   2013
                                       ------ ------ ----- ----- ------ ------
                                           Fixed
                                         Maturity      Equity
                                        Securities   Securities      Total
                                       ------------- ----------- -------------
                                                    (In millions)
 Proceeds............................. $  154 $  315 $  -- $  -- $  154 $  315
                                       ====== ====== ===== ===== ====== ======
 Gross investment gains............... $    2 $    1 $  -- $  -- $    2 $    1
                                       ------ ------ ----- ----- ------ ------
 Gross investment losses..............    (2)    (1)    --    --    (2)    (1)
                                       ------ ------ ----- ----- ------ ------
      Net investment gains (losses)... $   -- $   -- $  -- $  -- $   -- $   --
                                       ====== ====== ===== ===== ====== ======

   There were no OTTI losses on fixed maturity securities or equity securities during the nine months ended September 30, 2014 and 2013.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

3. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in other comprehensive income (loss) ("OCI"):

                                                                                          Nine Months
                                                                                            Ended
                                                                                          September 30,
                                                                                          -------------
                                                                                          2014     2013
                                                                                          ----     ----
                                                                                           (In millions)
Balance, beginning of period............................................................. $  2     $ 2
Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities previously
   impaired as credit loss OTTI..........................................................   (1)     --
                                                                                           ----    ---
Balance, end of period................................................................... $  1     $ 2
                                                                                           ====    ===

 Related Party Investment Transactions

  The Company has an affiliated loan outstanding to MetLife, Inc., which are included in other invested assets, totaling $45 million at December 31, 2013. In anticipation of the Mergers, in July 2014 MetLife Investors Insurance Company sold these affiliated loans to certain affiliates at estimated fair value of $49 million and recognized a gain of $4 million which is included in net investment gains (losses). Net investment income from this loan was $1 million and $2 million for the nine months ended September 30, 2014 and 2013, respectively. See Note 1.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $2 million and $3 million for the nine months ended September 30, 2014 and 2013, respectively.

4. Derivatives

Accounting for Derivatives

 Freestanding Derivatives

   Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. See "Credit Risk on Freestanding Derivatives".

   Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

4. Derivatives (continued)


   If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

Hedge Accounting

  To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

   The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

   In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

   The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

   When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

4. Derivatives (continued)


   When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

   In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

 Embedded Derivatives

  The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

   Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   See Note 5 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate and credit. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

4. Derivatives (continued)


  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps and floors.

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

   The Company purchases interest rate floors primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level. In certain instances, the Company locks in the economic impact of existing purchased floors by entering into offsetting written floors. The Company utilizes interest rate floors in non-qualifying hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

4. Derivatives (continued)


   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                September 30, 2014             December 31, 2013
                                                            ----------------------------- -----------------------------
                                                                     Estimated Fair Value          Estimated Fair Value
                                                                     --------------------          --------------------
                                                            Notional                      Notional
                          Primary Underlying Risk Exposure   Amount  Assets  Liabilities   Amount  Assets  Liabilities
                          --------------------------------  -------- ------  -----------  -------- ------  -----------
                                                                                 (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps.... Interest rate.................... $     10  $ --      $  --     $     10 $  --      $  --
Cash flow hedges:
  Foreign currency swaps. Foreign currency exchange rate...       41     3          1           30     2          3
                                                            --------  ----      -----     -------- -----      -----
    Total qualifying hedges............................           51     3          1           40     2          3
                                                            --------  ----      -----     -------- -----      -----
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps...... Interest rate....................      741    --         13          741    12         22
Interest rate floors..... Interest rate....................      900     1          1        2,040     9          4
Foreign currency swaps... Foreign currency exchange rate...       37    --          2           37    --          5
Credit default
 swaps--purchased........ Credit...........................        3    --         --            8    --         --
Credit default
 swaps--written.......... Credit...........................       20    --         --           20    --         --
                                                            --------  ----      -----     -------- -----      -----
   Total non-designated or non-qualifying derivatives...       1,701     1         16        2,846    21         31
                                                            --------  ----      -----     -------- -----      -----
    Total..............................................     $  1,752  $  4      $  17     $  2,886 $  23      $  34
                                                            ========  ====      =====     ======== =====      =====

  Based on notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both September 30, 2014 and December 31, 2013. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; and (iii) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

4. Derivatives (continued)


Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                                  Nine Months
                                                                     Ended
                                                                 September 30,
                                                                --------------
                                                                 2014    2013
                                                                ------ -------
                                                                 (In millions)
 Derivatives and hedging gains (losses)........................ $    5 $   (24)
 Embedded derivatives..........................................    170    (301)
                                                                ------ -------
   Total net derivative gains (losses)......................... $  175 $  (325)
                                                                ====== =======

  The amount the Company recognized in net investment income from earned income related to qualifying hedges for both the nine months ended September 30, 2014 and 2013 was not significant.

  The Company recognized $16 million and $20 million of net derivative gains (losses) from earned income related to non-qualifying hedges for the nine months ended September 30, 2014 and 2013, respectively.

Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                                      Net
                                                                   Derivative
                                                                 Gains (Losses)
                                                                 --------------
                                                                 (In millions)
 Nine Months Ended September 30, 2014
   Interest rate derivatives....................................    $  (13)
   Foreign currency exchange rate derivatives...................          3
                                                                    -------
    Total.......................................................    $  (10)
                                                                    =======
 Nine Months Ended September 30, 2013
   Interest rate derivatives....................................    $  (43)
   Foreign currency exchange rate derivatives...................        (2)
                                                                    -------
    Total.......................................................    $  (45)
                                                                    =======

Fair Value Hedges

  The Company designates and accounts for interest rate swaps to convert fixed rate assets to floating rate assets as fair value hedges when they have met the requirements of fair value hedging.

  The amounts recognized in net derivative gains (losses) representing the ineffective portion of all fair value hedges were not significant for both the nine months ended September 30, 2014 and 2013. Changes in the fair value of the derivatives and the hedged items recognized in net derivative gains (losses) were not significant for both the nine months ended September 30, 2014 and 2013.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

4. Derivatives (continued)


  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the requirements of cash flow hedging.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. When such forecasted transactions are not probable of occurring within two months of the anticipated date, the Company reclassifies certain amounts from AOCI into net derivative gains (losses). For both the nine months ended September 30, 2014 and 2013, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

  At both September 30, 2014 and December 31, 2013, there were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

  At September 30, 2014 and December 31, 2013, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was $1 million and ($1) million, respectively.

  For the nine months ended September 30, 2014 and 2013, there was $2 million and ($1) million of gains (losses) deferred in AOCI related to foreign currency swaps, respectively. For the nine months ended September 30, 2014, the amounts reclassified to net derivative gains (losses) related to foreign currency swaps were not significant. For the nine months ended September 30, 2013, there were no amounts reclassified to net derivative gains (losses) related to foreign currency swaps. For the nine months ended September 30, 2014 and 2013, there were no amounts reclassified into net investment income related to foreign currency swaps.

  For both the nine months ended September 30, 2014 and 2013, the amounts recognized in net derivative gains (losses) which represented the ineffective portion of all cash flow hedges were not significant.

  At September 30, 2014, the amounts of deferred net gains (losses) on derivatives in AOCI that was expected to be reclassified to earnings within the next 12 months was not significant.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $20 million at both September 30, 2014 and December 31, 2013. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

4. Derivatives (continued)

current fair value of the credit default swaps. At both September 30, 2014 and December 31, 2013, the amount the Company would have received to terminate all of these contracts was not significant.

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                              September 30, 2014                       December 31, 2013
                                   ---------------------------------------- ----------------------------------------
                                   Estimated      Maximum                   Estimated      Maximum
                                   Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
                                   of Credit   Payments under    Average    of Credit   Payments under    Average
Rating Agency Designation of        Default    Credit Default    Years to    Default    Credit Default    Years to
Referenced Credit Obligations (1)    Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
---------------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                                (In millions)                            (In millions)
     Baa
     Credit default swaps
       referencing indices........     --            20            4.3          --            20            5.0

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

4. Derivatives (continued)


  See Note 5 for a description of the impact of credit risk on the valuation of derivatives.

  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                   September 30, 2014 December 31, 2013
Derivatives Subject to a Master Netting            ------------------ ------------------
Arrangement or a Similar Arrangement               Assets Liabilities Assets Liabilities
---------------------------------------            ------ ----------- ------ -----------
                                                               (In millions)
Gross estimated fair value of derivatives:
 OTC-bilateral (1)................................  $  4     $  15    $  25     $  32
 OTC-cleared (1)..................................    --         1       --        --
 Exchange-traded..................................    --        --       --        --
                                                    ----     -----    -----     -----
   Total gross estimated fair value of
     derivatives (1)..............................     4        16       25        32
Amounts offset on the balance sheets..............    --        --       --        --
                                                    ----     -----    -----     -----
Estimated fair value of derivatives presented on
 the balance sheets (1)...........................     4        16       25        32
Gross amounts not offset on the balance sheets:
Gross estimated fair value of derivatives: (2)
 OTC-bilateral....................................   (3)       (3)      (5)       (5)
 OTC-cleared......................................    --        --       --        --
 Exchange-traded..................................    --        --       --        --
Cash collateral: (3)
 OTC-bilateral....................................    --        --     (17)        --
 OTC-cleared......................................    --       (1)       --        --
 Exchange-traded..................................    --        --       --        --
Securities collateral: (4)
 OTC-bilateral....................................    --      (10)      (2)      (26)
 OTC-cleared......................................    --        --       --        --
 Exchange-traded..................................    --        --       --        --
                                                    ----     -----    -----     -----
Net amount after application of master netting
 agreements and collateral........................  $  1     $   2    $   1     $   1
                                                    ====     =====    =====     =====

--------

(1)At September 30, 2014 and December 31, 2013, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of less than $1 million and $2 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of ($1) million and ($2) million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At both September 30, 2014 and December 31, 2013 the Company had not received or paid any excess cash collateral.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

4. Derivatives (continued)


(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at September 30, 2014 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At September 30, 2014 and December 31, 2013, the Company received excess securities collateral with an estimated fair value of $0 and $1 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At September 30, 2014 and December 31, 2013, the Company provided excess securities collateral with an estimated fair value of $2 million and $0, respectively, for its OTC-bilateral derivatives, and had provided $1 million and $1 million, respectively, for its OTC-cleared derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                   Estimated Fair Value of               Fair Value of Incremental
                                    Collateral Provided:                 Collateral Provided Upon:
                                   ----------------------- ------------------------------------------------------
                                                                                       Downgrade in the
                      Estimated                                One Notch      Company's Financial Strength Rating
                    Fair Value of                             Downgrade in       to a Level that Triggers Full
                    Derivatives in                           the Company's      Overnight Collateralization or
                    Net Liability      Fixed Maturity      Financial Strength             Termination
                     Position (1)        Securities              Rating           of the Derivative Position
                    -------------- ----------------------- ------------------ -----------------------------------
                                                 (In millions)
September 30, 2014.     $  12               $  12                $  --                       $  1
December 31, 2013..     $  27               $  26                $  --                       $  1

--------

(1)After taking into consideration the existence of netting agreements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

4. Derivatives (continued)


Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, guaranteed minimum accumulation benefits ("GMABs") and certain GMIBs; and affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                 Balance Sheet Location    September 30, 2014 December 31, 2013
                                                -------------------------- ------------------ -----------------
                                                                                      (In millions)
Net embedded derivatives within asset host
  contracts:
   Ceded guaranteed minimum benefits........... Premiums, reinsurance and
                                                other receivables               $   599           $    376
Net embedded derivatives within liability host
  contracts:
   Direct guaranteed minimum benefits.......... PABs                            $  (94)           $  (131)

  The following table presents changes in estimated fair value related to embedded derivatives:

                                                                  Nine Months
                                                                     Ended
                                                                 September 30,
                                                                --------------
                                                                 2014    2013
                                                                ------ -------
                                                                 (In millions)
Net derivative gains (losses) (1), (2)......................... $  170 $  (301)

--------

(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, was not significant and ($4) million for the nine months ended September 30, 2014 and 2013, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($11) million and $30 million for the nine months ended September 30, 2014 and 2013, respectively.

(2)See Note 9 for discussion of affiliated net derivative gains (losses) included in the table above.

5. Fair Value

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

5. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below.

                                                                         September 30, 2014
                                                              -----------------------------------------
                                                                Fair Value Hierarchy
                                                              -------------------------
                                                                                        Total Estimated
                                                              Level 1  Level 2  Level 3   Fair Value
                                                              ------- --------- ------- ---------------
                                                                            (In millions)
Assets
Fixed maturity securities:
 U.S. corporate.............................................. $   --  $     873 $   10     $     883
 U.S. Treasury and agency....................................    727         35     --           762
 RMBS........................................................     --        280     29           309
 CMBS........................................................     --        264     --           264
 Foreign corporate...........................................     --        194     42           236
 ABS.........................................................     --         48      7            55
 State and political subdivision.............................     --         20     --            20
 Foreign government..........................................     --         13     --            13
                                                              ------  --------- ------     ---------
   Total fixed maturity securities...........................    727      1,727     88         2,542
                                                              ------  --------- ------     ---------
Equity securities:
 Common stock................................................     --         26     --            26
 Non-redeemable preferred stock..............................     --         --     19            19
                                                              ------  --------- ------     ---------
   Total equity securities...................................     --         26     19            45
                                                              ------  --------- ------     ---------
Short-term investments.......................................     25         45     --            70
 Derivative assets: (1)
   Interest rate.............................................     --          1     --             1
   Foreign currency exchange rate............................     --          3     --             3
                                                              ------  --------- ------     ---------
     Total derivative assets.................................     --          4     --             4
                                                              ------  --------- ------     ---------
Net embedded derivatives within asset host contracts (2).....     --         --    599           599
Separate account assets (3)..................................     --     11,435     --        11,435
                                                              ------  --------- ------     ---------
     Total assets............................................ $  752  $  13,237 $  706     $  14,695
                                                              ======  ========= ======     =========
Liabilities
Derivative liabilities: (1)
 Interest rate............................................... $   --  $      14 $   --     $      14
 Foreign currency exchange rate..............................     --          3     --             3
                                                              ------  --------- ------     ---------
   Total derivative liabilities..............................     --         17     --            17
                                                              ------  --------- ------     ---------
Net embedded derivatives within liability host contracts (2).     --         --   (94)          (94)
                                                              ------  --------- ------     ---------
     Total liabilities....................................... $   --  $      17 $ (94)     $    (77)
                                                              ======  ========= ======     =========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

5. Fair Value (continued)


                                                                                    December 31, 2013
                                                                       --------------------------------------------
                                                                           Fair Value Hierarchy
                                                                       ----------------------------
                                                                                                    Total Estimated
                                                                        Level 1   Level 2  Level 3    Fair Value
                                                                       --------- --------- -------- ---------------
                                                                                   (In millions)
Assets
Fixed maturity securities:
 U.S. corporate....................................................... $      -- $     859 $     13   $       872
 U.S. Treasury and agency.............................................       408        49       --           457
 RMBS.................................................................        --       285       27           312
 CMBS.................................................................        --       297       --           297
 Foreign corporate....................................................        --       185       44           229
 ABS..................................................................        --        46        7            53
 State and political subdivision......................................        --        19       --            19
 Foreign government...................................................        --        11       --            11
                                                                       --------- --------- --------   -----------
   Total fixed maturity securities....................................       408     1,751       91         2,250
                                                                       --------- --------- --------   -----------
Equity securities:
 Common stock.........................................................        --        26       --            26
 Non-redeemable preferred stock.......................................        --        --       19            19
                                                                       --------- --------- --------   -----------
   Total equity securities............................................        --        26       19            45
                                                                       --------- --------- --------   -----------
Short-term investments................................................        14        61       --            75
 Derivative assets: (1)
   Interest rate......................................................        --        21       --            21
   Foreign currency exchange rate.....................................        --         2       --             2
                                                                       --------- --------- --------   -----------
     Total derivative assets..........................................        --        23       --            23
                                                                       --------- --------- --------   -----------
Net embedded derivatives within asset host contracts (2)..............        --        --      376           376
Separate account assets (3)...........................................        --    12,033       --        12,033
                                                                       --------- --------- --------   -----------
     Total assets..................................................... $     422 $  13,894 $    486   $    14,802
                                                                       ========= ========= ========   ===========
Liabilities
Derivative liabilities: (1)
 Interest rate........................................................ $      -- $      26 $     --   $        26
 Foreign currency exchange rate.......................................        --         8       --             8
                                                                       --------- --------- --------   -----------
      Total derivative liabilities....................................        --        34       --            34
                                                                       --------- --------- --------   -----------
Net embedded derivatives within liability host contracts (2)..........        --        --    (131)         (131)
                                                                       --------- --------- --------   -----------
     Total liabilities................................................ $      -- $      34 $  (131)   $      (97)
                                                                       ========= ========= ========   ===========

--------

(1)Derivative assets are presented within other invested assets on the balance sheets and derivative liabilities are presented within other liabilities on the balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the balance sheets. Net embedded derivatives within liability host contracts are presented within PABs on the balance sheets.

(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

5. Fair Value (continued)


  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife, Inc.'s Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

5. Fair Value (continued)

  not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities and Short-term Investments

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately-placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer, and in certain cases, delta spread adjustments to reflect specific credit-related issues.

   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

5. Fair Value (continued)


   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs, including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs, including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Common stock

     These securities are principally valued using the market approach. Valuations are based principally on observable inputs, including quoted prices in markets that are not considered active.

  Level 3 Valuation Techniques and Key Inputs:

     In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

   U.S. corporate and foreign corporate securities

     These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Structured securities comprised of RMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

5. Fair Value (continued)

   inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads. Below investment grade securities and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

   Non-redeemable preferred stock

     These securities, including financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit ratings and issuance structures. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets within the Company's separate accounts consist of mutual funds.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported net asset value ("NAV") provided by the fund managers.

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments".

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

5. Fair Value (continued)

 the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives

    Level 2 Valuation Techniques and Key Inputs:

       This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

      Interest rate

         Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

         Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, basis curves and interest rate volatility.

      Foreign currency exchange rate

         Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

5. Fair Value (continued)


 Embedded Derivatives

   Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the balance sheets.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

5. Fair Value (continued)

 cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at both September 30, 2014 and December 31, 2013.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

5. Fair Value (continued)


    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                                September 30, 2014
                                                                            --------------------------
                                                      Significant                             Weighted
                        Valuation Techniques       Unobservable Inputs          Range        Average (1)
                      ------------------------- --------------------------  -------------    -----------
Fixed maturity securities (3)
 U.S. corporate and                             Delta spread
  foreign corporate.. Matrix pricing              adjustments (4)              (5) -    190       35
                                                Illiquidity premium (4)        30  -     30       30
                                                Credit spreads (4)             28  -     28       28
                      Market pricing            Quoted prices (5)              20  -    110      106
                      -----------------------------------------------------------------------------------
 RMBS................ Matrix pricing and        Credit spreads (4)
                        discounted cash flow
                      Market pricing            Quoted prices (5)              98  -     98       98
                      Consensus pricing         Offered quotes (5)             60  -    103       90
                      -----------------------------------------------------------------------------------
 ABS................. Market pricing            Quoted prices (5)             100  -    100      100
                      Consensus pricing         Offered quotes (5)
                      -----------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded     Option pricing            Mortality rates:
  guaranteed minimum    techniques                  Ages 0 - 40
  benefits...........                                                           0% -   0.10%
                                                    Ages 41 - 60             0.04% -   0.65%
                                                    Ages 61 - 115            0.26% -    100%
                                                Lapse rates:
                                                    Durations 1 - 10         0.50% -    100%
                                                    Durations 11 - 20           3% -    100%
                                                    Durations 21 - 116          3% -    100%
                                                Utilization rates              20% -     50%
                                                Withdrawal rates             0.07% -     10%
                                                Long-term equity
                                                  volatilities              17.40% -     25%
                                                Nonperformance
                                                  risk spread                0.03% -   0.45%
                      -----------------------------------------------------------------------------------

                                                                                December 31, 2013           Impact of
                                                                            --------------------------   Increase in Input
                                                      Significant                             Weighted     on Estimated
                        Valuation Techniques       Unobservable Inputs          Range        Average (1)  Fair Value (2)
                      ------------------------- --------------------------  -------------    ----------- -----------------
Fixed maturity securities (3)
 U.S. corporate and                             Delta spread
  foreign corporate.. Matrix pricing              adjustments (4)             (10) -     30        6        Decrease
                                                Illiquidity premium (4)        30  -     30       30        Decrease
                                                Credit spreads (4)                                          Decrease
                      Market pricing            Quoted prices (5)                                           Increase
                      -----------------------------------------------------------------------------------------------------
 RMBS................ Matrix pricing and        Credit spreads (4)
                        discounted cash flow                                   97  -    574      411      Decrease (6)
                      Market pricing            Quoted prices (5)             100  -    100      100      Increase (6)
                      Consensus pricing         Offered quotes (5)                                        Increase (6)
                      -----------------------------------------------------------------------------------------------------
 ABS................. Market pricing            Quoted prices (5)              99  -     99       99      Increase (6)
                      Consensus pricing         Offered quotes (5)             99  -     99       99      Increase (6)
                      -----------------------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded     Option pricing            Mortality rates:
  guaranteed minimum    techniques                  Ages 0 - 40
  benefits...........                                                           0% -   0.10%              Decrease (7)
                                                    Ages 41 - 60             0.04% -   0.65%              Decrease (7)
                                                    Ages 61 - 115            0.26% -    100%              Decrease (7)
                                                Lapse rates:
                                                    Durations 1 - 10         0.50% -    100%              Decrease (8)
                                                    Durations 11 - 20           3% -    100%              Decrease (8)
                                                    Durations 21 - 116          3% -    100%              Decrease (8)
                                                Utilization rates              20% -     50%              Increase (9)
                                                Withdrawal rates             0.07% -     10%                      (10)
                                                Long-term equity
                                                  volatilities              17.40% -     25%              Increase (11)
                                                Nonperformance
                                                  risk spread                0.03% -   0.44%              Decrease (12)
                      -----------------------------------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

5. Fair Value (continued)


(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(8)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(9)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(10)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(11)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

5. Fair Value (continued)


  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3 use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                               ----------------------------------------------------------------------
                                                    Fixed Maturity Securities        Equity Securities
                                               ------------------------------------  -----------------
                                                 U.S.                  Foreign        Non-redeemable    Net Embedded
                                               Corporate  RMBS  CMBS  Corporate ABS   Preferred Stock  Derivatives (6)
                                               ---------  ----- ----- --------- ---- ----------------- ---------------
                                                                           (In millions)
Nine Months Ended September 30, 2014
Balance, beginning of period..................   $  13    $  27 $  --   $  44   $  7       $  19           $  507
Total realized/unrealized gains (losses)
  included in:
 Net income (loss): (1), (2)
   Net investment income......................      --       --    --      --     --          --               --
   Net investment gains (losses)..............      --       --    --      --     --          --               --
   Net derivative gains (losses)..............      --       --    --      --     --          --              170
 OCI..........................................      --        3    --     (1)     --          --               --
Purchases (3).................................       2       --    --       9      7          --               --
Sales (3).....................................     (8)      (1)    --      --     --          --               --
Issuances (3).................................      --       --    --      --     --          --               --
Settlements (3)...............................      --       --    --      --     --          --               16
Transfers into Level 3 (4)....................       3       --    --      --     --          --               --
Transfers out of Level 3 (4)..................      --       --    --    (10)    (7)          --               --
                                               ---------  ----- ----- --------- ---- ----------------- ---------------
Balance, end of period........................   $  10    $  29 $  --   $  42   $  7       $  19           $  693
                                               =========  ===== ===== ========= ==== ================= ===============
Changes in unrealized gains (losses) included
  in net income (loss): (5)
 Net investment income........................   $  --    $  -- $  --   $  --   $ --       $  --           $   --
 Net investment gains (losses)................   $  --    $  -- $  --   $  --   $ --       $  --           $   --
 Net derivative gains (losses)................   $  --    $  -- $  --   $  --   $ --       $  --           $  177

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

5. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------
                                               Fixed Maturity Securities        Equity Securities
                                          ------------------------------------  -----------------
                                            U.S.                  Foreign        Non-redeemable    Net Embedded
                                          Corporate  RMBS  CMBS  Corporate ABS   Preferred Stock  Derivatives (6)
                                          ---------  ----- ----- --------- ---- ----------------- ---------------
                                                                      (In millions)
Nine Months Ended September 30,
  2013
Balance, beginning of period.............   $  55    $  14 $  14   $  42   $ --       $  17           $  903
Total realized/unrealized gains (losses)
  included in:
 Net income (loss): (1), (2)
   Net investment income.................      --       --    --      --     --          --               --
   Net investment gains (losses).........      --       --    --      --     --          --               --
   Net derivative gains (losses).........      --       --    --      --     --          --            (301)
   OCI...................................      --       --    --      --     --          --               --
Purchases (3)............................       4       17    --      15      2          --               --
Sales (3)................................    (10)       --    --     (8)     --          --               --
Issuances (3)............................      --       --    --      --     --          --               --
Settlements (3)..........................      --       --    --      --     --          --               13
Transfers into Level 3 (4)...............      --       --    --      --     --          --               --
Transfers out of Level 3 (4).............    (36)       --  (14)     (1)     --          --               --
                                            -----    ----- -----   -----   ----       -----           ------
Balance, end of period...................   $  13    $  31 $  --   $  48   $  2       $  17           $  615
                                            =====    ===== =====   =====   ====       =====           ======
Changes in unrealized gains (losses)
  included in net income (loss): (5)
   Net investment income.................   $  --    $  -- $  --   $  --   $ --       $  --           $   --
   Net investment gains (losses).........   $  --    $  -- $  --   $  --   $ --       $  --           $   --
   Net derivative gains (losses).........   $  --    $  -- $  --   $  --   $ --       $  --           $(293)

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

5. Fair Value (continued)


(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under securities loaned and other transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                            September 30, 2014
                                             -------------------------------------------------
                                                        Fair Value Hierarchy
                                                      ------------------------
                                             Carrying                          Total Estimated
                                              Value   Level 1 Level 2 Level 3    Fair Value
                                             -------- ------- ------- -------- ---------------
                                                               (In millions)
Assets
Mortgage loans.............................. $    260  $  --   $ --   $    279    $    279
Policy loans................................ $     27  $  --   $  3   $     40    $     43
Other limited partnership interests......... $      1  $  --   $ --   $      1    $      1
Other invested assets....................... $     --  $  --   $ --   $     --    $     --
Premiums, reinsurance and other receivables. $  1,214  $  --   $  1   $  1,310    $  1,311
Other assets................................ $      5  $  --   $  5   $     --    $      5
Liabilities
PABs........................................ $  2,221  $  --   $ --   $  2,432    $  2,432
Other liabilities........................... $      3  $  --   $  3   $     --    $      3

                                                             December 31, 2013
                                             -------------------------------------------------
                                                        Fair Value Hierarchy
                                                      ------------------------
                                             Carrying                          Total Estimated
                                              Value   Level 1 Level 2 Level 3    Fair Value
                                             -------- ------- ------- -------- ---------------
                                                               (In millions)
Assets
Mortgage loans.............................. $    286  $  --   $  --  $    303    $    303
Policy loans................................ $     27  $  --   $   3  $     39    $     42
Other limited partnership interests......... $      1  $  --   $  --  $      1    $      1
Other invested assets....................... $     45  $  --   $  50  $     --    $     50
Premiums, reinsurance and other receivables. $  1,258  $  --   $  --  $  1,359    $  1,359
Other assets................................ $      5  $  --   $   5  $     --    $      5

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

5. Fair Value (continued)

                                         December 31, 2013
                         -------------------------------------------------
                                    Fair Value Hierarchy
                                  ------------------------
                         Carrying                          Total Estimated
                          Value   Level 1 Level 2 Level 3    Fair Value
                         -------- ------- ------- -------- ---------------
                                           (In millions)
      Liabilities
      PABs.............. $  2,293  $  --   $  --  $  2,501    $  2,501
      Other liabilities. $      1  $  --   $   1  $     --    $      1

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

5. Fair Value (continued)


 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

 Other Assets

   Other assets are comprised of a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the credit standing of the unaffiliated institution.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include fixed deferred annuities and fixed term payout annuities. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Other Liabilities

   Other liabilities consist of derivative payables and amounts due for securities purchased but not yet settled. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)


6. Equity

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                                   Nine Months
                                                                      Ended
                                                                September 30, 2014
                                                    ------------------------------------------
                                                        Unrealized
                                                     Investment Gains     Unrealized
                                                     (Losses), Net of   Gains (Losses)
                                                    Related Offsets (1) on Derivatives  Total
                                                    ------------------- -------------- -------
                                                                  (In millions)
Balance, beginning of period.......................      $      24          $  (1)     $    23
OCI before reclassifications.......................             28               2          30
Deferred income tax benefit (expense)..............           (10)              --        (10)
                                                         ---------          ------     -------
 OCI before reclassifications, net of income tax...             42               1          43
Amounts reclassified from AOCI.....................             --              --          --
Deferred income tax benefit (expense)..............             --              --          --
                                                         ---------          ------     -------
 Amounts reclassified from AOCI, net of income tax.             --              --          --
                                                         ---------          ------     -------
Balance, end of period.............................      $      42          $    1     $    43
                                                         =========          ======     =======

                                                                    Nine Months
                                                                       Ended
                                                                 September 30, 2013
                                                    --------------------------------------------
                                                        Unrealized
                                                     Investment Gains     Unrealized
                                                     (Losses), Net of   Gains (Losses)
                                                    Related Offsets (1) on Derivatives   Total
                                                    ------------------- -------------- ---------
                                                                   (In millions)
Balance, beginning of period.......................      $      76         $    --     $      76
OCI before reclassifications.......................           (69)             (1)          (70)
Deferred income tax benefit (expense)..............             24              --            24
                                                         ---------         -------     ---------
 OCI before reclassifications, net of income tax...             31             (1)            30
Amounts reclassified from AOCI.....................            (1)              --           (1)
Deferred income tax benefit (expense)..............             --              --            --
                                                         ---------         -------     ---------
 Amounts reclassified from AOCI, net of income tax.            (1)              --           (1)
                                                         ---------         -------     ---------
Balance, end of period.............................      $      30         $   (1)     $      29
                                                         =========         =======     =========

--------

(1)See Note 3 for information on offsets to investments related to insurance liabilities and DAC and VOBA.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

6. Equity (continued)




  Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                   Amounts
                                                                 Reclassified      Statement of Operations and
AOCI Components                                                   from AOCI    Comprehensive Income (Loss) Location
---------------------------------------------------------------  ------------- ------------------------------------
                                                                 Nine Months
                                                                    Ended
                                                                 September 30,
                                                                 -------------
                                                                 2014   2013
                                                                 -----  -----
                                                                 (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains (losses)...................... $ (1)  $  --     Net investment gains (losses)
  Net unrealized investment gains (losses)......................     1      1     Net investment income
                                                                 -----  -----
   Net unrealized investment gains (losses), before income tax..    --      1
   Income tax (expense) benefit.................................    --     --
                                                                 -----  -----
   Net unrealized investment gains (losses), net of income tax.. $  --  $   1
                                                                 =====  =====

7. Other Expenses

  Information on other expenses was as follows:

                                                                   Nine Months
                                                                      Ended
                                                                  September 30,
                                                                  -------------
                                                                   2014   2013
                                                                  ------ ------
                                                                  (In millions)
 Compensation.................................................... $ (14) $    4
 Commissions.....................................................     44     37
 Volume-related costs............................................   (12)     --
 Capitalization of DAC...........................................    (4)    (5)
 Amortization of DAC and VOBA....................................    100   (63)
 Premium taxes, licenses and fees................................      2      3
 Other...........................................................     12     20
                                                                  ------ ------
   Total other expenses.......................................... $  128 $  (4)
                                                                  ====== ======

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Note 9 for discussion of affiliated expenses included in the table above.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)


8. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

  Unclaimed Property Inquiries

    In April 2012, MetLife, for itself and on behalf of entities including the Company, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws.

    Sales Practices Claims

    Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

    Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

    It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in particular quarterly or annual periods.

Commitments

 Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3 million and $6 million at September 30, 2014 and December 31, 2013, respectively.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

8. Contingencies, Commitments and Guarantees (continued)


 Commitments to Fund Partnerships Investments and Private Corporate Bond Investments

   The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $5 million and $21 million at September 30, 2014 and December 31, 2013, respectively.

9. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses incurred with affiliates related to these agreements, recorded in other expenses, were $25 million and $58 million for the nine months ended September 30, 2014 and 2013, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $29 million and $28 million for the nine months ended September 30, 2014 and 2013, respectively. Revenues received from affiliates related to these agreements, recorded in fees on ceded reinsurance and other, were $17 million and $18 million for the nine months ended September 30, 2014 and 2013, respectively.

  The Company had net receivables (payables) to affiliates, related to the items discussed above, of ($15) million and $4 million at September 30, 2014 and December 31, 2013, respectively.

  See Note 3 for additional information on related party transactions.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company, General American Life Insurance Company, Exeter, and MetLife Insurance Company of Connecticut, all of which are related parties.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (Continued)

9. Related Party Transactions (continued)


  Information regarding the significant effects of affiliated reinsurance included on the interim condensed statements of operations and comprehensive income (loss) was as follows:

                                                                 Nine Months
                                                                    Ended
                                                                September 30,
                                                               ---------------
                                                                2014    2013
                                                               ------- -------
                                                                (In millions)
 Premiums
 Reinsurance ceded............................................ $    -- $    --
 Universal life and investment-type product policy fees
 Reinsurance ceded............................................ $  (32) $  (30)
 Fees on ceded reinsurance and other
 Reinsurance ceded............................................ $    41 $    49
 Policyholder benefits and claims
 Reinsurance ceded............................................ $  (30) $  (10)

  Information regarding the significant effects of ceded affiliated reinsurance included on the interim condensed balance sheets was as follows at:

                                           September 30, 2014 December 31, 2013
                                           ------------------ -----------------
                                                      (In millions)
Assets
Premiums, reinsurance and other
  receivables.............................      $  1,969          $  1,798
Deferred policy acquisition costs and
  value of business acquired..............          (20)              (20)
                                                --------          --------
   Total assets...........................      $  1,949          $  1,778
                                                ========          ========

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $599 million and $376 million at September 30, 2014 and December 31, 2013, respectively. Net derivative gains (losses) associated with the embedded derivatives were $178 million and ($468) million for the nine months ended September 30, 2014 and 2013, respectively.

10. Subsequent Events

  The Company has evaluated events subsequent to September 30, 2014, through November 18, 2014, which is the date these financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

MetLife Investors Insurance Company

Financial Statements

As of December 31, 2013 and 2012 and for the Years Ended December 31, 2013, 2012 and 2011 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

We have audited the accompanying financial statements of MetLife Investors Insurance Company (a wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the balance sheets as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended
December 31, 2013, and the related notes to the financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of MetLife Investors Insurance Company as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in accordance with accounting principles generally accepted in the United States of America.

Other Matter

Results of the Company may not be indicative of those of a stand-alone entity, as the Company is a member of a controlled group of affiliated companies.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
March 31, 2014

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                Balance Sheets
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                       2013        2012
                                                                                    ----------- -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized
   cost: $2,200 and $2,178, respectively).......................................... $     2,250 $     2,320
 Equity securities available-for-sale, at estimated fair value (cost: $46 and $48,
   respectively)...................................................................          45          45
 Mortgage loans (net of valuation allowances of $1 and $2, respectively)...........         286         284
 Policy loans......................................................................          27          27
 Other limited partnership interests...............................................          32          23
 Short-term investments, at estimated fair value...................................          75         139
 Other invested assets.............................................................          68          93
                                                                                    ----------- -----------
   Total investments...............................................................       2,783       2,931
Cash and cash equivalents..........................................................          24          27
Accrued investment income..........................................................          26          28
Premiums, reinsurance and other receivables........................................       1,829       2,485
Deferred policy acquisition costs and value of business acquired...................         291         148
Current income tax recoverable.....................................................           9           9
Other assets.......................................................................         110         115
Separate account assets............................................................      12,033      11,072
                                                                                    ----------- -----------
   Total assets.................................................................... $    17,105 $    16,815
                                                                                    =========== ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................. $       501 $       482
Policyholder account balances......................................................       2,748       3,077
Other policy-related balances......................................................         102         102
Payables for collateral under securities loaned and other transactions.............         266         238
Deferred income tax liability......................................................         192         326
Other liabilities..................................................................          94          78
Separate account liabilities.......................................................      12,033      11,072
                                                                                    ----------- -----------
   Total liabilities...............................................................      15,936      15,375
                                                                                    ----------- -----------
Contingencies, Commitments and Guarantees (Note 11)
Stockholder's Equity
 Common stock, par value $2 per share; 5,000,000 shares authorized;
   2,899,446 shares issued and outstanding.........................................           6           6
 Additional paid-in capital........................................................         636         636
 Retained earnings.................................................................         504         722
 Accumulated other comprehensive income (loss).....................................          23          76
                                                                                    ----------- -----------
   Total stockholder's equity......................................................       1,169       1,440
                                                                                    ----------- -----------
   Total liabilities and stockholder's equity...................................... $    17,105 $    16,815
                                                                                    =========== ===========

              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Operations
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                     2013      2012     2011
                                                                  ---------- -------- --------
Revenues
Premiums......................................................... $       29 $     11 $      7
Universal life and investment-type product policy fees...........        202      198      204
Net investment income............................................        114      113      114
Fees on ceded reinsurance and other..............................         90       93      104
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity securities..         --      (2)       --
  Other net investment gains (losses)............................          1      (2)      (5)
                                                                  ---------- -------- --------
   Total net investment gains (losses)...........................          1      (4)      (5)
  Net derivative gains (losses)..................................      (442)      329      326
                                                                  ---------- -------- --------
     Total revenues..............................................        (6)      740      750
                                                                  ---------- -------- --------
Expenses
Policyholder benefits and claims.................................         48      100       59
Interest credited to policyholder account balances...............        113      118      127
Other expenses...................................................       (11)      229      259
                                                                  ---------- -------- --------
     Total expenses..............................................        150      447      445
                                                                  ---------- -------- --------
Income (loss) before provision for income tax....................      (156)      293      305
Provision for income tax expense (benefit).......................       (67)       94       90
                                                                  ---------- -------- --------
Net income (loss)................................................ $     (89) $    199 $    215
                                                                  ========== ======== ========


              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                         2013      2012     2011
                                                                      ---------- -------- --------
Net income (loss).................................................... $     (89) $    199 $    215
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........       (80)       64       23
 Unrealized gains (losses) on derivatives............................        (2)      (1)       --
                                                                      ---------- -------- --------
Other comprehensive income (loss), before income tax.................       (82)       63       23
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................         29     (22)      (8)
                                                                      ---------- -------- --------
Other comprehensive income (loss), net of income tax.................       (53)       41       15
                                                                      ---------- -------- --------
Comprehensive income (loss).......................................... $    (142) $    240 $    230
                                                                      ========== ======== ========



              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      Statements of Stockholder's Equity
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                    Accumulated Other
                                                                                      Comprehensive
                                                                                      Income (Loss)
                                                                                  ----------------------
                                                                                     Net
                                                                                  Unrealized
                                                              Additional          Investment Other-Than-     Total
                                                       Common  Paid-in   Retained   Gains     Temporary  Stockholder's
                                                       Stock   Capital   Earnings  (Losses)  Impairments    Equity
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2010..........................     $6       $636   $  326      $  24        $(4)        $  988
Net income (loss).....................................                        215                                  215
Other comprehensive income (loss), net of income tax..                                    16         (1)            15
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2011..........................      6        636      541         40         (5)         1,218
Dividend on common stock..............................                       (18)                                 (18)
Net income (loss).....................................                        199                                  199
Other comprehensive income (loss), net of income tax..                                    39           2            41
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2012..........................      6        636      722         79         (3)         1,440
Dividend on common stock..............................                      (129)                                (129)
Net income (loss).....................................                       (89)                                 (89)
Other comprehensive income (loss), net of income tax..                                  (54)           1          (53)
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2013..........................     $6       $636   $  504      $  25        $(2)        $1,169
                                                       ====== ========== ======== ========== =========== =============


              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Cash Flows
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                      2013        2012        2011
                                                   ---------- ------------ ----------
Cash flows from operating activities
Net income (loss)................................. $     (89) $        199 $      215
Adjustments to reconcile net income (loss) to net
 cash provided by (used in) operating activities:
 Depreciation and amortization expenses...........          2            2          2
 Amortization of premiums and accretion of
   discounts associated with investments, net.....          3          (3)        (5)
 (Gains) losses on investments and derivatives,
   net............................................        437        (321)      (329)
 (Income) loss from equity method investments,
   net of dividends or distributions..............        (4)          (1)         --
 Interest credited to policyholder account
   balances.......................................        113          118        127
 Universal life and investment-type product
   policy fees....................................      (202)        (198)      (204)
 Change in accrued investment income..............          2            1        (4)
 Change in premiums, reinsurance and other
   receivables....................................         71           74        (6)
 Change in deferred policy acquisition costs and
   value of business acquired, net................      (135)          130        139
 Change in income tax.............................      (105)           68         91
 Change in other assets...........................        194          193        200
 Change in insurance-related liabilities and
   policy-related balances........................         19           94         34
 Change in other liabilities......................         10         (12)         14
                                                   ---------- ------------ ----------
Net cash provided by operating activities.........        316          344        274
                                                   ---------- ------------ ----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities........................        794          909        696
 Equity securities................................          2            6          5
 Mortgage loans...................................         47           13          3
 Other limited partnership interests..............          1            1          4
Purchases of:
 Fixed maturity securities........................      (808)        (958)      (840)
 Equity securities................................         --         (13)       (13)
 Mortgage loans...................................       (49)         (72)       (98)
 Other limited partnership interests..............        (5)         (15)        (2)
Cash received in connection with freestanding
 derivatives......................................          1            5          1
Cash paid in connection with freestanding
 derivatives......................................       (12)          (1)         --
Issuances of loans to affiliates..................         --           --       (45)
Net change in policy loans........................        (1)          (1)          1
Net change in short-term investments..............         64         (70)       (12)
                                                   ---------- ------------ ----------
Net cash provided by (used in) investing
 activities.......................................         34        (196)      (300)
                                                   ---------- ------------ ----------
Cash flows from financing activities
Policyholder account balances:
 Deposits.........................................        632        1,077        725
 Withdrawals......................................      (882)      (1,155)      (732)
Net change in payables for collateral under
 securities loaned and other transactions.........         28         (87)         46
Dividend on common stock..........................      (129)         (18)         --
Other, net........................................        (2)           18         --
                                                   ---------- ------------ ----------
Net cash provided by (used in) financing
 activities.......................................      (353)        (165)         39
                                                   ---------- ------------ ----------
Change in cash and cash equivalents...............        (3)         (17)         13
Cash and cash equivalents, beginning of year......         27           44         31
                                                   ---------- ------------ ----------
Cash and cash equivalents, end of year............ $       24 $         27 $       44
                                                   ========== ============ ==========
Supplemental disclosures of cash flow information:
Net cash paid (received) for:
 Income tax....................................... $       34 $         27 $      (1)
                                                   ========== ============ ==========

              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Notes to the Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company (the "Company") is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

  The Company markets, administers and insures a broad range of term life, universal life and variable and fixed annuity products to individuals. The Company is licensed to conduct business in 49 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders.

  In the second quarter of 2013, MetLife, Inc. announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged consist of MetLife Insurance Company of Connecticut ("MICC"), MetLife Investors USA Insurance Company ("MLI-USA") and MLIIC, each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MICC, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    .  investments are directed by the contractholder; and

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

 Reclassifications

   Certain amounts in the prior years' financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Financial Statements.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

Accounting Policy                                                                                   Note
--------------------------------------------------------------------------------------------------------
Insurance                                                                                              2
--------------------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles     3
--------------------------------------------------------------------------------------------------------
Reinsurance                                                                                            4
--------------------------------------------------------------------------------------------------------
Investments                                                                                            5
--------------------------------------------------------------------------------------------------------
Derivatives                                                                                            6
--------------------------------------------------------------------------------------------------------
Fair Value                                                                                             7
--------------------------------------------------------------------------------------------------------
Income Tax                                                                                            10
--------------------------------------------------------------------------------------------------------
Litigation Contingencies                                                                              11

Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims and unearned revenue liabilities.

    The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to deferred policy acquisition costs ("DAC") as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

  DAC and VOBA are amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts

   See Note 3 for additional information on DAC and VOBA amortization.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing the DAC related to the

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 underlying reinsured contracts. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded premiums, reinsurance and other receivables are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in fees on ceded reinsurance and other. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as fees on ceded reinsurance and other or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through fees on ceded reinsurance and other or other expenses, as appropriate.

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income on investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses).

  Fixed Maturity and Equity Securities

    The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 5 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 5.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in equity securities when it has significant influence or at least 20% interest and other limited partnership interests ("investees") when it has

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
    . Freestanding derivatives with positive estimated fair values are described in "--Derivatives" below.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability)--in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability)--effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit.

   For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   In performing the Company's goodwill impairment test, the estimated fair value of the reporting unit is determined using a market multiple approach. When further corroboration is required, the Company uses a discounted cash flow approach. The Company may use additional valuation methodologies when appropriate.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting unit include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the reporting unit.

   The Company applies significant judgment when determining the estimated fair value of its reporting unit. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods which could adversely affect the Company's results of operations or financial position.

   In 2013, the Company performed its annual goodwill impairment test using the market multiple valuation approach. The analysis results indicated that the fair value of the reporting unit was in excess of its carrying value and, therefore, goodwill was not impaired. On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting unit to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions may have an impact on the estimated fair value and could result in future impairments of goodwill. The Company has no accumulated goodwill impairment as of December 31, 2013. Goodwill was $33 million at both December 31, 2013 and 2012.

 Income Tax

   The Company joined with MetLife and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife has elected the "percentage method" (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, 100 percent of tax attributes such as losses are reimbursed by MetLife to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay to MetLife each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. If the Company has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Computer Software

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $15 million and $14 million at December 31, 2013 and 2012, respectively. Accumulated amortization of capitalized software was $8 million and $6 million at December 31, 2013 and 2012, respectively. Related amortization expense was $2 million for each of the years ended December 31, 2013, 2012 and 2011.

  Fees on Ceded Reinsurance and Other

    Fees on ceded reinsurance and other primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements. Such fees are recognized in the period in which services are performed.

Adoption of New Accounting Pronouncements

  Effective July 17, 2013, the Company adopted new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate. Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption, but may impact the selection of benchmark interest rates for hedging relationships in the future.

  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 8.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 6.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 7.

Future Adoption of New Accounting Pronouncements

  In February 2013, the FASB issued new guidance regarding liabilities (Accounting Standards Update 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance


Insurance Liabilities

  Future policy benefits are measured as follows:

   Product Type:                      Measurement Assumptions:
   -------------------------------------------------------------------------
   Nonparticipating life              Aggregate of the present value of
                                      expected future benefit payments and
                                      related expenses less the present
                                      value of expected future net
                                      premiums. Assumptions as to mortality
                                      and persistency are based upon the
                                      Company's experience when the basis
                                      of the liability is established.
                                      Interest rate assumptions for the
                                      aggregate future policy benefit
                                      liabilities are 5%.
   -------------------------------------------------------------------------
   Traditional fixed annuities after  Present value of expected future
   annuitization                      payments. Interest rate assumptions
                                      used in establishing such liabilities
                                      range from 3% to 8%.
   -------------------------------------------------------------------------

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 6. Guarantees accounted for as insurance liabilities include:

    Guarantee:                                 Measurement Assumptions:
    ------------------------------------------------------------------------
    GMDBs  .  A return of purchase payment  .  Present value of expected
              upon death even if the           death benefits in excess of
              account value is reduced to      the projected account
              zero.                            balance recognizing the
                                               excess ratably over the
                                               accumulation period based on
                                               the present value of total
                                               expected assessments.

           .  An enhanced death benefit     .  Assumptions are consistent
              may be available for an          with those used for
              additional fee.                  amortizing DAC, and are thus
                                               subject to the same
                                               variability and risk.

                                            .  Investment performance and
                                               volatility assumptions are
                                               consistent with the
                                               historical experience of the
                                               appropriate underlying
                                               equity index, such as the
                                               Standard & Poor's Ratings
                                               Services ("S&P") 500 Index.

                                            .  Benefit assumptions are
                                               based on the average
                                               benefits payable over a
                                               range of scenarios.
    ------------------------------------------------------------------------
    GMIBs  .  After a specified period of   .  Present value of expected
              time determined at the time      income benefits in excess of
              of issuance of the variable      the projected account
              annuity contract, a minimum      balance at any future date
              accumulation of purchase         of annuitization and
              payments, even if the            recognizing the excess
              account value is reduced to      ratably over the
              zero, that can be annuitized     accumulation period based on
              to receive a monthly income      present value of total
              stream that is not less than     expected assessments.
              a specified amount.
           .  Certain contracts also        .  Assumptions are consistent
              provide for a guaranteed         with those used for
              lump sum return of purchase      estimating GMDB liabilities.
              premium in lieu of the
              annuitization benefit.

                                            .  Calculation incorporates an
                                               assumption for the
                                               percentage of the potential
                                               annuitizations that may be
                                               elected by the
                                               contractholder.
    ------------------------------------------------------------------------
    GMWBs  .  A return of purchase payment  .  Expected value of the life
              via partial withdrawals,         contingent payments and
              even if the account value is     expected assessments using
              reduced to zero, provided        assumptions consistent with
              that cumulative withdrawals      those used for estimating
              in a contract year do not        the GMDB liabilities.
              exceed a certain limit.

           .  Certain contracts include
              guaranteed withdrawals that
              are life contingent.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity contracts was as follows:

                                            Annuity Contracts
                                            ----------------
                                             GMDBs    GMIBs    Total
                                            -------  -------- --------
                                                  (In millions)
           Direct
           Balance at January 1, 2011...... $    32  $     88 $    120
           Incurred guaranteed benefits....      17        31       48
           Paid guaranteed benefits........     (7)        --      (7)
                                            -------  -------- --------
           Balance at December 31, 2011....      42       119      161
           Incurred guaranteed benefits....      10        98      108
           Paid guaranteed benefits........     (9)        --      (9)
                                            -------  -------- --------
           Balance at December 31, 2012....      43       217      260
           Incurred guaranteed benefits....      11         1       12
           Paid guaranteed benefits........     (5)        --      (5)
                                            -------  -------- --------
           Balance at December 31, 2013.... $    49  $    218 $    267
                                            =======  ======== ========
           Ceded
           Balance at January 1, 2011...... $    32  $     30 $     62
           Incurred guaranteed benefits....      17        11       28
           Paid guaranteed benefits........     (7)        --      (7)
                                            -------  -------- --------
           Balance at December 31, 2011....      42        41       83
           Incurred guaranteed benefits....      10        34       44
           Paid guaranteed benefits........     (9)        --      (9)
                                            -------  -------- --------
           Balance at December 31, 2012....      43        75      118
           Incurred guaranteed benefits....      11         1       12
           Paid guaranteed benefits........     (5)        --      (5)
                                            -------  -------- --------
           Balance at December 31, 2013.... $    49  $     76 $    125
                                            =======  ======== ========
           Net
           Balance at January 1, 2011...... $    --  $     58 $     58
           Incurred guaranteed benefits....      --        20       20
           Paid guaranteed benefits........      --        --       --
                                            -------  -------- --------
           Balance at December 31, 2011....      --        78       78
           Incurred guaranteed benefits....      --        64       64
           Paid guaranteed benefits........      --        --       --
                                            -------  -------- --------
           Balance at December 31, 2012....      --       142      142
           Incurred guaranteed benefits....      --        --       --
           Paid guaranteed benefits........      --        --       --
                                            -------  -------- --------
           Balance at December 31, 2013.... $    --  $    142 $    142
                                            =======  ======== ========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2013      2012
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                      Balanced........ $   7,255 $   6,507
                      Equity..........     4,086     3,816
                      Bond............       551       588
                      Money Market....        98       118
                                       --------- ---------
                       Total.......... $  11,990 $  11,029
                                       ========= =========

  Based on the type of guarantee, the Company defines net amount at risk as listed below. These amounts include direct business, but exclude offsets from hedging or reinsurance, if any.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

    Information regarding the types of guarantees relating to annuity contracts was as follows at:

                                                                 December 31,
                                           ---------------------------------------------------------
                                                       2013                         2012
                                           ---------------------------- ----------------------------
                                               In the          At           In the          At
                                           Event of Death Annuitization Event of Death Annuitization
                                           -------------- ------------- -------------- -------------
                                                                 (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value..............  $    13,348    $     8,712   $    12,309    $     7,963
Separate account value....................  $    12,841    $     8,470   $    11,797    $     7,715
Net amount at risk........................  $       327    $       116   $       594    $       554
Average attained age of contractholders...     67 years       66 years      66 years       65 years

--------

(1)The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


Obligations Under Funding Agreements

  MLIIC is a member of the Federal Home Loan Bank ("FHLB") of Des Moines. Holdings of the FHLB of Des Moines common stock, included in equity securities, were as follows at:

                                              December 31,
                                              -------------
                                              2013   2012
                                              -----  -----
                                              (In millions)
                       FHLB of Des Moines.... $  26  $  28

  The Company has also entered into funding agreements with the FHLB of Des Moines. The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                     Liability        Collateral
                                   ------------- ---------------------
                                              December 31,
                                   -----------------------------------
                                    2013   2012     2013       2012
                                   ------ ------ ---------- ----------
                                              (In millions)
         FHLB of Des Moines (1)... $  405 $  405 $  477 (2) $  604 (2)

--------

(1)Represents funding agreements issued to the FHLB of Des Moines in exchange for cash and for which the FHLB of Des Moines has been granted a lien on certain assets, some of which are in the custody of the FHLB of Des Moines, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of Des Moines as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Des Moines' recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Des Moines.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Separate Accounts

  Separate account assets and liabilities consist of pass-through separate accounts totaling $12.0 billion and $11.1 billion at December 31, 2013 and 2012, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2013, 2012 and 2011, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)

within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                                                     Years Ended December 31,
                                                                     ------------------------
                                                                      2013     2012    2011
                                                                      ------  ------  ------
                                                                        (In millions)
DAC
Balance at January 1,............................................... $   97   $  220  $  352
Capitalizations.....................................................      6       19      34
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses)...    122     (96)    (84)
  Other expenses....................................................   (27)     (38)    (76)
                                                                      ------  ------  ------
   Total amortization...............................................     95    (134)   (160)
                                                                      ------  ------  ------
Unrealized investment gains (losses)................................      8      (8)     (6)
Other (1)...........................................................     38       --      --
                                                                      ------  ------  ------
Balance at December 31,.............................................    244       97     220
                                                                      ------  ------  ------
VOBA
Balance at January 1,...............................................     51       66      79
  Total amortization related to other expenses......................    (6)     (14)    (12)
Unrealized investment gains (losses)................................      2      (1)     (1)
                                                                      ------  ------  ------
Balance at December 31,.............................................     47       51      66
                                                                      ------  ------  ------
Total DAC and VOBA
Balance at December 31,............................................. $  291   $  148  $  286
                                                                      ======  ======  ======

--------

(1)The year ended December 31, 2013 includes $38 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)


  Information regarding other policy-related intangibles was as follows:

                                             Years Ended December 31,
                                             ------------------------
                                             2013     2012    2011
                                              -----    -----   -----
                                               (In millions)
                 Deferred Sales Inducements
                 Balance at January 1,...... $  65    $  71   $  84
                 Capitalization.............    --        1       3
                 Amortization...............   (2)      (7)    (16)
                                              -----    -----   -----
                 Balance at December 31,.... $  63    $  65   $  71
                                              =====    =====   =====

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                     VOBA
                                                 -------------
                                                 (In millions)
                  2014.......................... $          12
                  2015.......................... $          10
                  2016.......................... $           9
                  2017.......................... $           6
                  2018.......................... $           6

4. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics.

  The Company currently reinsures 100% of the living and death benefit guarantees issued in connection with its variable annuities to affiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliated reinsurer. The value of the embedded

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)

derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its remaining business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2013 and 2012, were not significant.

  The Company had $6 million and $8 million of unsecured unaffiliated ceded reinsurance recoverable balances at December 31, 2013 and 2012, respectively. Of these totals, 100% were with the Company's five largest unaffiliated ceded reinsurers at both December 31, 2013 and 2012.

  The amounts in the statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                  Years Ended December 31,
                                                                  -----------------------
                                                                   2013     2012    2011
                                                                  -------  ------- -------
                                                                       (In millions)
Premiums
  Direct premiums................................................ $    30  $    12 $     8
  Reinsurance ceded..............................................     (1)      (1)     (1)
                                                                  -------  ------- -------
   Net premiums.................................................. $    29  $    11 $     7
                                                                  =======  ======= =======
Universal life and investment-type product policy fees
  Direct universal life and investment-type product policy fees.. $   244  $   237 $   240
  Reinsurance ceded..............................................    (42)     (39)    (36)
                                                                  -------  ------- -------
   Net universal life and investment-type product policy fees.... $   202  $   198 $   204
                                                                  =======  ======= =======
Fees on ceded reinsurance and other
  Direct fees on ceded reinsurance and other..................... $    25  $    25 $    26
  Reinsurance ceded..............................................      65       68      78
                                                                  -------  ------- -------
   Net fees on ceded reinsurance and other....................... $    90  $    93 $   104
                                                                  =======  ======= =======
Policyholder benefits and claims
  Direct policyholder benefits and claims........................ $    61  $   144 $    92
  Reinsurance ceded..............................................    (13)     (44)    (33)
                                                                  -------  ------- -------
   Net policyholder benefits and claims.......................... $    48  $   100 $    59
                                                                  =======  ======= =======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)


  The amounts in the balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                         December 31,
                                       -------------------------------------------------
                                                 2013                     2012
                                       ------------------------ ------------------------
                                                        Total                    Total
                                                       Balance                  Balance
                                       Direct  Ceded    Sheet   Direct  Ceded    Sheet
                                       ------ -------- -------- ------ -------- --------
                                                         (In millions)
Assets
Premiums, reinsurance and other
  receivables......................... $   26 $  1,803 $  1,829 $   26 $  2,459 $  2,485
Deferred policy acquisition costs and
  value of business acquired..........    311     (20)      291    207     (59)      148
                                       ------ -------- -------- ------ -------- --------
 Total assets......................... $  337 $  1,783 $  2,120 $  233 $  2,400 $  2,633
                                       ====== ======== ======== ====== ======== ========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. Deposit assets and deposit liabilities, if any, are the result of affiliated reinsurance transactions. See " Related Party Reinsurance Transactions."

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company, General American Life Insurance Company, Exeter and MICC, all of which are related parties.

  Information regarding the significant effects of affiliated reinsurance included in the statements of operations was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2013     2012    2011
                                                        -------  ------- -------
                                                             (In millions)
Premiums
Reinsurance ceded...................................... $    --  $   (1) $    --
Universal life and investment-type product policy fees
Reinsurance ceded...................................... $  (41)  $  (39) $  (35)
Fees on ceded reinsurance and other
Reinsurance ceded...................................... $    65  $    68 $    78
Policyholder benefits and claims
Reinsurance ceded...................................... $  (13)  $  (44) $  (31)

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)


  Information regarding the significant effects of ceded affiliated reinsurance included in the balance sheets was as follows at:

                                                                       December 31,
                                                                     -----------------
                                                                       2013     2012
                                                                     -------- --------
                                                                       (In millions)
Assets
Premiums, reinsurance and other receivables......................... $  1,798 $  2,451
Deferred policy acquisition costs and value of business acquired....     (20)     (59)
                                                                     -------- --------
  Total assets...................................................... $  1,778 $  2,392
                                                                     ======== ========

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $376 million and $959 million at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($639) million, $190 million and $380 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. The Company had $1.3 billion and $1.4 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1.3 billion and $1.4 billion at December 31, 2013 and 2012, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2013 and 2012.

5. Investments

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                                December 31, 2013                          December 31, 2012
                                    ------------------------------------------ ------------------------------------------
                                                 Gross Unrealized                           Gross Unrealized
                                     Cost or  ---------------------- Estimated  Cost or  ---------------------- Estimated
                                    Amortized       Temporary  OTTI    Fair    Amortized       Temporary  OTTI    Fair
                                      Cost    Gains  Losses   Losses   Value     Cost    Gains  Losses   Losses   Value
                                    --------- ----- --------- ------ --------- --------- ----- --------- ------ ---------
                                                                        (In millions)
Fixed maturity securities
U.S. corporate.....................  $   825  $ 55    $  8     $ --   $   872   $   913  $  87   $  1     $ --   $   999
U.S. Treasury and agency...........      469     2      14       --       457       391      6     --       --       397
RMBS...............................      312    12       7        5       312       286     21      4        6       297
CMBS...............................      293     8       4       --       297       302     17     --       --       319
Foreign corporate..................      223     9       3       --       229       209     14      1       --       222
ABS................................       51     2      --       --        53        51      4      1       --        54
State and political subdivision....       17     2      --       --        19        17      3     --       --        20
Foreign government.................       10     1      --       --        11         9      3     --       --        12
                                     -------  ----    ----     ----   -------   -------  -----   ----     ----   -------
 Total fixed maturity securities...  $ 2,200  $ 91    $ 36     $  5   $ 2,250   $ 2,178  $ 155   $  7     $  6   $ 2,320
                                     =======  ====    ====     ====   =======   =======  =====   ====     ====   =======
Equity securities
Common stock.......................  $    26  $ --    $ --     $ --   $    26   $    28  $  --   $ --     $ --   $    28
Non-redeemable preferred stock.....       20    --       1       --        19        20     --      3       --        17
                                     -------  ----    ----     ----   -------   -------  -----   ----     ----   -------
 Total equity securities...........  $    46  $ --    $  1     $ --   $    45   $    48  $  --   $  3     $ --   $    45
                                     =======  ====    ====     ====   =======   =======  =====   ====     ====   =======

   The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million with unrealized gains (losses) of less than $1 million at both December 31, 2013 and 2012.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                            December 31,
                                              -----------------------------------------
                                                      2013                 2012
                                              -------------------- --------------------
                                              Amortized Estimated  Amortized Estimated
                                                Cost    Fair Value   Cost    Fair Value
                                              --------- ---------- --------- ----------
                                                            (In millions)
Due in one year or less...................... $    240   $    242  $    306   $    308
Due after one year through five years........      487        512       446        476
Due after five years through ten years.......      566        595       588        657
Due after ten years..........................      251        239       199        209
                                              --------   --------  --------   --------
  Subtotal...................................    1,544      1,588     1,539      1,650
Structured securities (RMBS, CMBS and ABS)...      656        662       639        670
                                              --------   --------  --------   --------
  Total fixed maturity securities............ $  2,200   $  2,250  $  2,178   $  2,320
                                              ========   ========  ========   ========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2013                         December 31, 2012
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed maturity securities
U.S. corporate...................  $   84     $   7      $  13     $   1      $  20      $  1      $   9     $  --
U.S. Treasury and agency.........     169        14         --        --         60        --         --        --
RMBS.............................      84         4         34         8         --        --         49        10
CMBS.............................      73         4         --        --          4        --         15        --
Foreign corporate................      27         2          7         1          2        --          7         1
ABS..............................       7        --          5        --         --        --          5         1
Foreign government...............       1        --          1        --          1        --         --        --
                                   ------     -----      -----     -----      -----      ----      -----     -----
Total fixed maturity securities..  $  445     $  31      $  60     $  10      $  87      $  1      $  85     $  12
                                   ======     =====      =====     =====      =====      ====      =====     =====
Equity securities
Non-redeemable preferred
 stock...........................  $   --     $  --      $  18     $   1      $  --      $ --      $  17     $   3
                                   ------     -----      -----     -----      -----      ----      -----     -----
Total number of securities in an
 unrealized loss position........      87                   18                   18                   22
                                   ======                =====                =====                =====

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $28 million during the year ended December 31, 2013 from $13 million to $41 million. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, $5 million of the total $41 million of gross unrealized losses were from one below investment grade fixed maturity security with an unrealized loss position of 20% or more of amortized cost for six months or greater. Unrealized losses on the below investment grade fixed maturity security are related to non-agency RMBS (alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $2 million during the year ended December 31, 2013 from $3 million to $1 million. None of the $1 million of gross unrealized losses were from equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                  December 31,
                                 ---------------------------------------------
                                           2013                   2012
                                 -----------------------  --------------------
                                   Carrying                 Carrying     % of
                                     Value     % of Total     Value      Total
                                 ------------- ---------- ------------- ------
                                 (In millions)            (In millions)
Mortgage loans:
  Commercial....................    $  246        86.0 %     $  238      83.8 %
  Agricultural..................        41         14.3          48       16.9
                                    ------       ------      ------     ------
   Subtotal (1).................       287        100.3         286      100.7
  Valuation allowances..........       (1)        (0.3)         (2)      (0.7)
                                    ------       ------      ------     ------
   Total mortgage loans, net....    $  286       100.0 %     $  284     100.0 %
                                    ======       ======      ======     ======

--------

(1)The Company did not purchase any mortgage loans during the year ended December 31, 2013. In 2012, the Company purchased $48 million of mortgage loans, of which $38 million were purchased at estimated fair value from an affiliate, MetLife Bank, National Association.

 Mortgage Loans and Valuation Allowance by Portfolio Segment

   All commercial and agricultural mortgage loans held at both December 31, 2013 and 2012 were evaluated collectively for credit losses. The valuation allowances maintained at both December 31, 2013 and 2012 were primarily for the commercial mortgage loan portfolio segment and were for non-specifically identified credit losses. The valuation allowance for agricultural mortgage loans was less than $1 million at both December 31, 2013 and 2012.

 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                         Commercial Agricultural Total
                                         ---------- ------------ ------
                                                 (In millions)
        Balance at January 1, 2011......   $    1     $    --    $    1
        Provision (release).............        1          --         1
                                           ------     -------    ------
        Balance at December 31, 2011....        2          --         2
        Provision (release).............       --          --        --
                                           ------     -------    ------
        Balance at December 31, 2012....        2          --         2
        Provision (release).............      (1)          --       (1)
                                           ------     -------    ------
        Balance at December 31, 2013....   $    1     $    --    $    1
                                           ======     =======    ======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans, were as follows:

                                   Recorded Investment
                       -------------------------------------------
                       Debt Service Coverage Ratios
                       -----------------------------         % of     Estimated    % of
                       > 1.20x 1.00x - 1.20x < 1.00x Total   Total   Fair Value    Total
                       ------- ------------- ------- ------ ------  ------------- ------
                                  (In millions)                     (In millions)
December 31, 2013:
Loan-to-value ratios:
Less than 65%......... $  193      $   9      $  15  $  217  88.2 %    $  228      88.4 %
65% to 75%............     19         --         10      29   11.8         30       11.6
                       ------      -----      -----  ------ ------     ------     ------
 Total................ $  212      $   9      $  25  $  246 100.0 %    $  258     100.0 %
                       ======      =====      =====  ====== ======     ======     ======
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  194      $  10      $   9  $  213  89.5 %    $  231      90.2 %
65% to 75%............     15         --         10      25   10.5         25        9.8
                       ------      -----      -----  ------ ------     ------     ------
 Total................ $  209      $  10      $  19  $  238 100.0 %    $  256     100.0 %
                       ======      =====      =====  ====== ======     ======     ======

 Credit Quality of Agricultural Mortgage Loans

   All of the agricultural mortgage loans held at both December 31, 2013 and 2012 had loan-to-value ratios of less than 65%.

 Past Due, Interest Accrual Status and Impaired Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2013 and 2012. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no impaired mortgage loans, no mortgage loans past due and no mortgage loans in non-accrual status at both December 31, 2013 and 2012. The Company did not recognize interest income on impaired mortgage loans during the years ended December 31, 2013, 2012 and 2011.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Mortgage Loans Modified in a Troubled Debt Restructuring

   The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

   There were no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2013 and 2012.

Other Invested Assets

  Other invested assets is comprised of loans to affiliates (see " -- Related Party Investment Transactions") and freestanding derivatives with positive estimated fair values (see Note 6).

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $17 million and $23 million at December 31, 2013 and 2012, respectively.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                                   Years Ended December 31,
                                                                                   ------------------------
                                                                                   2013     2012    2011
                                                                                    -----   ------   -----
                                                                                     (In millions)
Fixed maturity securities......................................................... $  55   $  148   $  88
Fixed maturity securities with noncredit OTTI losses in AOCI......................   (5)      (6)    (10)
                                                                                    -----   ------   -----
 Total fixed maturity securities..................................................    50      142      78
Equity securities.................................................................   (1)      (3)     (5)
Derivatives.......................................................................   (1)        1       2
Short-term investments............................................................   (1)      (1)     (1)
                                                                                    -----   ------   -----
 Subtotal.........................................................................    47      139      74
                                                                                    -----   ------   -----
Amounts allocated from:
 Insurance liability loss recognition.............................................    --       --     (7)
 DAC and VOBA related to noncredit OTTI losses recognized in AOCI.................     1        1       1
 DAC and VOBA.....................................................................  (14)     (24)    (15)
                                                                                    -----   ------   -----
   Subtotal.......................................................................  (13)     (23)    (21)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized
  in AOCI.........................................................................     2        2       4
Deferred income tax benefit (expense).............................................  (13)     (42)    (22)
                                                                                    -----   ------   -----
Net unrealized investment gains (losses).......................................... $  23   $   76   $  35
                                                                                    =====   ======   =====

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2013         2012
                                                         ----------  ----------
                                                            (In millions)
   Balance at January 1,............................... $      (6)   $     (10)
   Securities sold with previous noncredit OTTI loss...          1            3
   Subsequent changes in estimated fair value..........         --            1
                                                         ----------  ----------
   Balance at December 31,............................. $      (5)   $      (6)
                                                         ==========  ==========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                                 Years Ended December 31,
                                                                                 ------------------------
                                                                                  2013     2012    2011
                                                                                 -------  -------  -----
                                                                                     (In millions)
Balance at January 1,........................................................... $    76  $    35  $  20
Fixed maturity securities on which noncredit OTTI losses have been recognized...       1        4    (2)
Unrealized investment gains (losses) during the year............................    (93)       61     39
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition...................................      --        7    (7)
  DAC and VOBA..................................................................      10      (9)    (7)
  Deferred income tax benefit (expense) related to noncredit OTTI losses
   recognized in AOCI...........................................................      --      (2)      1
  Deferred income tax benefit (expense).........................................      29     (20)    (9)
                                                                                 -------  -------  -----
Balance at December 31,......................................................... $    23  $    76  $  35
                                                                                 =======  =======  =====
Change in net unrealized investment gains (losses).............................. $  (53)  $    41  $  15
                                                                                 =======  =======  =====

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2013 and 2012.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                             -------------
                                                              2013   2012
                                                             ------ ------
                                                             (In millions)
     Securities on loan: (1)
       Amortized cost....................................... $  249 $  185
       Estimated fair value................................. $  241 $  191
     Cash collateral on deposit from counterparties (2)..... $  249 $  196
     Reinvestment portfolio -- estimated fair value......... $  247 $  196

-------------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Invested Assets on Deposit and Pledged as Collateral

    Invested assets on deposit and pledged as collateral are presented below at estimated fair value for fixed maturity securities at:

                                                                December 31,
                                                               ---------------
                                                                2013    2012
                                                               ------- -------
                                                                (In millions)
  Invested assets on deposit (regulatory deposits)............ $     7 $     4
  Invested assets pledged as collateral (1)...................     505     620
                                                               ------- -------
   Total invested assets on deposit and pledged as collateral. $   512 $   624
                                                               ======= =======

--------

(1)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 2) and derivative transactions (see Note 6).

    See "-- Securities Lending" for securities on loan.

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements.

 Consolidated VIEs

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                      December 31,
                                                        -----------------------------------------
                                                                2013                 2012
                                                        -------------------- --------------------
                                                                   Maximum              Maximum
                                                        Carrying  Exposure   Carrying  Exposure
                                                         Amount  to Loss (1)  Amount  to Loss (1)
                                                        -------- ----------- -------- -----------
                                                                      (In millions)
Fixed maturity securities AFS:
  Structured securities (RMBS, CMBS, and ABS) (2)......  $  662    $  662     $  670    $  670
  U.S. and foreign corporate...........................      21        21         23        23
Other limited partnership interests....................      19        20         14        15
Equity securities AFS:
  Non-redeemable preferred stock.......................      18        18         17        17
                                                         ------    ------     ------    ------
  Total................................................  $  720    $  721     $  724    $  725
                                                         ======    ======     ======    ======

--------

(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2013, 2012 and 2011.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                         Years Ended December 31,
                                                         ------------------------
                                                          2013     2012    2011
                                                          ------  ------  ------
                                                            (In millions)
   Investment income:
     Fixed maturity securities.......................... $   94   $   98  $  104
     Equity securities..................................      1        1       2
     Mortgage loans.....................................     16       15      10
     Policy loans.......................................      2        2       2
     Other limited partnership interests................      4        1      --
     Cash, cash equivalents and short-term investments..      1       --      --
                                                          ------  ------  ------
      Subtotal..........................................    118      117     118
     Less: Investment expenses..........................      4        4       4
                                                          ------  ------  ------
          Net investment income......................... $  114   $  113  $  114
                                                          ======  ======  ======

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                             Years Ended December 31,
                                                                             ------------------------
                                                                             2013     2012     2011
                                                                              -----   ------  ------
                                                                                (In millions)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized -- by industry:
   U.S. and foreign corporate securities -- by industry:
     Finance................................................................ $  --   $  (1)   $   --
     Utility................................................................    --      (1)       --
                                                                              -----   ------  ------
       Total U.S. and foreign corporate securities..........................    --      (2)       --
                                                                              -----   ------  ------
  OTTI losses on fixed maturity securities recognized in earnings...........    --      (2)       --
  Fixed maturity securities -- net gains (losses) on sales and disposals....     1      (2)      (5)
                                                                              -----   ------  ------
   Total gains (losses) on fixed maturity securities........................     1      (4)      (5)
                                                                              -----   ------  ------
       Total net investment gains (losses).................................. $   1   $  (4)   $  (5)
                                                                              =====   ======  ======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                      Years Ended December 31,
                                     ----------------------------------------------------------------
                                      2013     2012     2011   2013  2012  2011   2013   2012   2011
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
                                     Fixed Maturity Securities Equity Securities        Total
                                     ------------------------- ----------------- --------------------
                                                            (In millions)
Proceeds............................ $  417   $  576   $  318  $  -- $   1 $   5 $  417 $  577 $  323
                                      ======   ======  ======  ===== ===== ===== ====== ====== ======
Gross investment gains.............. $    3   $    2   $    3  $  -- $  -- $  -- $    3 $    2 $    3
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
Gross investment losses.............    (2)      (4)      (8)     --    --    --    (2)    (4)    (8)
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
Total OTTI losses:
  Credit-related....................     --      (1)       --     --    --    --     --    (1)     --
  Other (1).........................     --      (1)       --     --    --    --     --    (1)     --
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
   Total OTTI losses................     --      (2)       --     --    --    --     --    (2)     --
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
    Net investment gains (losses)... $    1   $  (4)   $  (5)  $  -- $  -- $  -- $    1 $  (4) $  (5)
                                      ======   ======  ======  ===== ===== ===== ====== ====== ======

--------

(1)Other OTTI losses recognized in earnings include impairments on fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

 Credit Loss Rollforward

   The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                 Years Ended December 31,
                                                                 ------------------------
                                                                    2013         2012
                                                                  ----------  ----------
                                                                     (In millions)
Balance at January 1,........................................... $        2   $        3
Reductions:
 Sales (maturities, pay downs or prepayments) during the period
   of securities previously impaired as credit loss OTTI........         --          (1)
                                                                  ----------  ----------
Balance at December 31,......................................... $        2   $        2
                                                                  ==========  ==========

 Related Party Investment Transactions

   The Company has an affiliated loan outstanding, which is included in other invested assets, totaling $45 million at both years ended December 31, 2013 and 2012. At December 31, 2011, the loan was outstanding with Exeter, an affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loan is due on July 15, 2021, and bears interest, payable semi-annually, at 5.64%. Net investment income from this loan was $3 million, $3 million and $1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $3 million for each of the years ended December 31, 2013, 2012 and 2011.

6. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps and floors.

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

   The Company purchases interest rate floors primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level. In certain instances, the Company locks in the economic impact of existing purchased floors by entering into offsetting written floors. The Company utilizes interest rate floors in non-qualifying hedging relationships.

   To a lesser extent, the Company uses interest rate futures in non-qualifying hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)

 another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                           December 31,
                                                                      -----------------------------------------------------------
                                                                                 2013                          2012
                                                                      ----------------------------- -----------------------------
                                                                               Estimated Fair Value          Estimated Fair Value
                                                                               --------------------          --------------------
                                                                      Notional                      Notional
                                    Primary Underlying Risk Exposure   Amount  Assets  Liabilities   Amount  Assets  Liabilities
                                    --------------------------------  -------- ------  -----------  -------- ------  -----------
                                                                                           (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
 Interest rate swaps............... Interest rate.................... $     10 $  --      $  --     $     12 $  --      $  --
Cash flow hedges:
 Foreign currency swaps............ Foreign currency exchange rate...       30     2          3           27     2          1
                                                                      -------- -----      -----     -------- -----      -----
    Total qualifying hedges......................................           40     2          3           39     2          1
                                                                      -------- -----      -----     -------- -----      -----
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps................ Interest rate....................      741    12         22          741     9          6
Interest rate floors............... Interest rate....................    2,040     9          4        2,040    36         17
Foreign currency swaps............. Foreign currency exchange rate...       37    --          5           23    --          1
Credit default swaps--purchased.... Credit...........................        8    --         --            9    --         --
Credit default swaps--written...... Credit...........................       20    --         --           22    --         --
                                                                      -------- -----      -----     -------- -----      -----
   Total non-designated or non-qualifying derivatives.............       2,846    21         31        2,835    45         24
                                                                      -------- -----      -----     -------- -----      -----
    Total........................................................     $  2,886 $  23      $  34     $  2,874 $  47      $  25
                                                                      ======== =====      =====     ======== =====      =====

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  Based on notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2013 and 2012. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; and (iii) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes in the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                 Years Ended December 31,
                                                 ----------------------
                                                   2013      2012   2011
                                                 --------   ------ ------
                                                     (In millions)
        Derivatives and hedging gains (losses).. $   (27)   $   26 $   36
        Embedded derivatives....................    (415)      303    290
                                                 --------   ------ ------
          Total net derivative gains (losses)... $  (442)   $  329 $  326
                                                 ========   ====== ======

  The amount the Company recognized in net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2013, 2012 and 2011, was not significant.

  The Company recognized $26 million, $25 million and $14 million of net derivative gains (losses) from settlement payments related to non-qualifying hedges for the years ended December 31, 2013, 2012 and 2011, respectively.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                              Net
                                                           Derivative
                                                         Gains (Losses)
                                                         --------------
                                                         (In millions)
        Year Ended December 31, 2013:
          Interest rate derivatives.....................    $  (50)
          Foreign currency exchange rate derivatives....        (4)
          Credit derivatives -- purchased...............         --
          Credit derivatives -- written.................         --
                                                            -------
           Total........................................    $  (54)
                                                            =======
        Year Ended December 31, 2012:
          Interest rate derivatives.....................    $     2
          Foreign currency exchange rate derivatives....        (1)
          Credit derivatives -- purchased...............         --
          Credit derivatives -- written.................         --
                                                            -------
           Total........................................    $     1
                                                            =======
        Year Ended December 31, 2011:
          Interest rate derivatives.....................    $    22
          Foreign currency exchange rate derivatives....         --
          Credit derivatives -- purchased...............         --
          Credit derivatives -- written.................          1
                                                            -------
           Total........................................    $    23
                                                            =======

Fair Value Hedges

  The Company designates and accounts for interest rate swaps to convert fixed rate assets to floating rate assets as fair value hedges when they have met the requirements of fair value hedging.

  The amounts recognized in net derivative gains (losses) representing the ineffective portion of all fair value hedges for each of the years ended December 31, 2013, 2012 and 2011 were not significant. Changes in the fair value of the derivatives and the hedged items recognized in net derivative gains (losses) were not significant for each of the years ended December 31, 2013, 2012 and 2011.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the requirements of cash flow hedging.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. When such forecasted transactions are not probable of occurring within two months of the anticipated date, the Company reclassifies certain amounts from AOCI into net derivative gains (losses). For the year ended December 31, 2013 the amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges were not significant. For both the years ended 2012 and 2011, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

  There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2013, 2012 and 2011.

  At December 31, 2013 and 2012, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was ($1) million and $1 million, respectively.

  For the years ended December 31, 2013, 2012 and 2011, there was ($2) million, ($1) million and $1 million of gains (losses) deferred in AOCI related to foreign currency swaps, respectively. For both the years ended December 31, 2013 and 2012, the amounts reclassified to net derivative gains (losses) related to foreign currency swaps were not significant. For the year ended December 31, 2011, there were no amounts reclassified to net derivative gains (losses) related to foreign currency swaps. For the years ended December 31, 2013, 2012 and 2011, there were no amounts reclassified to net investment income related to foreign currency swaps.

  For both the years ended December 31, 2013 and 2012, the amounts recognized in net derivative gains (losses) which represented the ineffective portion of all cash flow hedges were not significant. For the year ended December 31, 2011, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges.

  At December 31, 2013, ($1) million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $20 million and $22 million at December 31, 2013 and 2012, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At both December 31, 2013 and 2012, the amounts the Company would have received to terminate all of these contracts was not significant.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2013                                     2012
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default
  swaps (corporate)..........  $     --      $     --          --       $     --      $      2         1.0
Baa
Credit default swaps
  referencing indices........        --            20         5.0             --            20         4.5
                               --------      --------                   --------      --------
 Total.......................  $     --      $     20         5.0       $     --      $     22         4.2
                               ========      ========                   ========      ========

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis, and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                                           December 31, 2013  December 31, 2012
Derivatives Subject to a Master Netting Arrangement or a Similar           ------------------ ------------------
Arrangement                                                                Assets Liabilities Assets Liabilities
----------------------------------------------------------------           ------ ----------- ------ -----------
                                                                                       (In millions)
Gross estimated fair value of derivatives:
  OTC-bilateral (1)....................................................... $  25     $  32    $   53    $  27
  OTC-cleared (1).........................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
                                                                           -----     -----    ------    -----
   Total gross estimated fair value of derivatives (1)....................    25        32        53       27
Amounts offset in the balance sheets......................................    --        --        --       --
                                                                           -----     -----    ------    -----
Estimated fair value of derivatives presented in the balance sheets (1)...    25        32        53       27
Gross amounts not offset in the balance sheets:
Gross estimated fair value of derivatives: (2)
  OTC-bilateral...........................................................   (5)       (5)      (10)     (10)
  OTC-cleared.............................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
Cash collateral: (3)
  OTC-bilateral...........................................................  (17)        --      (42)       --
  OTC-cleared.............................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
Securities collateral: (4)
  OTC-bilateral...........................................................   (2)      (26)       (1)     (16)
  OTC-cleared.............................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
                                                                           -----     -----    ------    -----
Net amount after application of master netting agreements and collateral.. $   1     $   1    $   --    $   1
                                                                           =====     =====    ======    =====

--------

(1)At December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $2 million and $6 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of ($2) million and $2 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


(3)Cash collateral received is included in cash and cash equivalents, short-term investments, or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables in the balance sheets. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At both December 31, 2013 and 2012, the Company had not received or paid any excess cash collateral.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheets. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At both December 31, 2013 and 2012, the Company received excess securities collateral with an estimated fair value of $1 million for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company had provided no excess securities collateral for its OTC-bilateral derivatives, and had provided $1 million and $0, respectively, for its OTC- cleared derivatives, which are not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company did not pledge any securities collateral for its exchange-traded derivatives.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)

triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                    Estimated Fair Value of    Fair Value of Incremental Collateral
                                     Collateral Provided:                 Provided Upon:
                                    ----------------------- -------------------------------------------
                                                                                   Downgrade in the
                                                                                 Company's Financial
                                                                                   Strength Rating
                                                                               to a Level that Triggers
                       Estimated                                One Notch           Full Overnight
                     Fair Value of                             Downgrade in      Collateralization or
                     Derivatives in                           the Company's          Termination
                     Net Liability      Fixed Maturity      Financial Strength    of the Derivative
                      Position (1)        Securities              Rating               Position
                     -------------- ----------------------- ------------------ ------------------------
                                                       (In millions)
December 31, 2013...    $    27             $    26              $    --                $    1
December 31, 2012...    $    17             $    16              $    --                $    2

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                   December 31,
                                                                  ---------------
                                        Balance Sheet Location      2013    2012
                                       -------------------------- -------- ------
                                                                   (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $    376 $  959
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $  (131) $   56

  The following table presents changes in estimated fair value related to embedded derivatives:

                                                 Years Ended December 31,
                                                 ----------------------
                                                   2013      2012   2011
                                                 --------   ------ ------
                                                     (In millions)
        Net derivative gains (losses) (1), (2).. $  (415)   $  303 $  290

--------

(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($6) million, ($26) million and $29 million for the years ended December 31, 2013, 2012 and 2011, respectively. In addition,

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)

   the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $42 million, $28 million and ($62) million for the years ended December 31, 2013, 2012 and 2011, respectively.

(2)See Note 4 for discussion of affiliated net derivative gains (losses) included in the table above.

7. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                Level 1  Unadjusted quoted prices in active
                         markets for identical assets or
                         liabilities. The Company defines
                         active markets based on average
                         trading volume for equity securities.
                         The size of the bid/ask spread is
                         used as an indicator of market
                         activity for fixed maturity
                         securities.

                Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                Level 3  Unobservable inputs that are
                         supported by little or no market
                         activity and are significant to the
                         determination of estimated fair value
                         of the assets or liabilities.
                         Unobservable inputs reflect the
                         reporting entity's own assumptions
                         about the assumptions that market
                         participants would use in pricing the
                         asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below.

                                                                           December 31, 2013
                                                               -----------------------------------------
                                                                 Fair Value Hierarchy
                                                               -------------------------


                                                                                         Total Estimated
                                                               Level 1  Level 2  Level 3   Fair Value
                                                               ------- --------- ------- ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
 U.S. corporate............................................... $   --  $     859 $   13     $     872
 U.S. Treasury and agency.....................................    408         49     --           457
 RMBS.........................................................     --        285     27           312
 CMBS.........................................................     --        297     --           297
 Foreign corporate............................................     --        185     44           229
 ABS..........................................................     --         46      7            53
 State and political subdivision..............................     --         19     --            19
 Foreign government...........................................     --         11     --            11
                                                               ------  --------- ------     ---------
   Total fixed maturity securities............................    408      1,751     91         2,250
                                                               ------  --------- ------     ---------
Equity securities:
 Common stock.................................................     --         26     --            26
 Non-redeemable preferred stock...............................     --         --     19            19
                                                               ------  --------- ------     ---------
   Total equity securities....................................     --         26     19            45
                                                               ------  --------- ------     ---------
Short-term investments........................................     14         61     --            75
 Derivative assets: (1)
   Interest rate..............................................     --         21     --            21
   Foreign currency exchange rate.............................     --          2     --             2
                                                               ------  --------- ------     ---------
    Total derivative assets...................................     --         23     --            23
                                                               ------  --------- ------     ---------
Net embedded derivatives within asset host contracts (2)......     --         --    376           376
Separate account assets (3)...................................     --     12,033     --        12,033
                                                               ------  --------- ------     ---------
    Total assets.............................................. $  422  $  13,894 $  486     $  14,802
                                                               ======  ========= ======     =========
Liabilities
Derivative liabilities: (1)
 Interest rate................................................ $   --  $      26 $   --     $      26
 Foreign currency exchange rate...............................     --          8     --             8
                                                               ------  --------- ------     ---------
   Total derivative liabilities...............................     --         34     --            34
                                                               ------  --------- ------     ---------
Net embedded derivatives within liability host contracts (2)..     --         --  (131)         (131)
                                                               ------  --------- ------     ---------
   Total liabilities.......................................... $   --  $      34 $(131)     $    (97)
                                                               ======  ========= ======     =========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


                                                                              December 31, 2012
                                                               -----------------------------------------------
                                                                    Fair Value Hierarchy
                                                               -------------------------------
                                                                                               Total Estimated
                                                               Level 1    Level 2    Level 3     Fair Value
                                                               -------- ----------- ---------- ---------------
                                                                                (In millions)
Assets
Fixed maturity securities:
 U.S. corporate............................................... $     -- $       944 $       55   $       999
 U.S. Treasury and agency.....................................      382          15         --           397
 RMBS.........................................................       --         283         14           297
 CMBS.........................................................       --         305         14           319
 Foreign corporate............................................       --         180         42           222
 ABS..........................................................       --          54         --            54
 State and political subdivision..............................       --          20         --            20
 Foreign government...........................................       --          12         --            12
                                                               -------- ----------- ----------   -----------
   Total fixed maturity securities............................      382       1,813        125         2,320
                                                               -------- ----------- ----------   -----------
Equity securities:
 Common stock.................................................       --          28         --            28
 Non-redeemable preferred stock...............................       --          --         17            17
                                                               -------- ----------- ----------   -----------
   Total equity securities....................................       --          28         17            45
                                                               -------- ----------- ----------   -----------
Short-term investments........................................      116          23         --           139
 Derivative assets: (1)
   Interest rate..............................................       --          45         --            45
   Foreign currency exchange rate.............................       --           2         --             2
                                                               -------- ----------- ----------   -----------
    Total derivative assets...................................       --          47         --            47
                                                               -------- ----------- ----------   -----------
Net embedded derivatives within asset host contracts (2)......       --          --        959           959
Separate account assets (3)...................................       --      11,072         --        11,072
                                                               -------- ----------- ----------   -----------
    Total assets.............................................. $    498 $    12,983 $    1,101   $    14,582
                                                               ======== =========== ==========   ===========
Liabilities
Derivative liabilities: (1)
 Interest rate................................................ $     -- $        23 $       --   $        23
 Foreign currency exchange rate...............................       --           2         --             2
                                                               -------- ----------- ----------   -----------
    Total derivative liabilities..............................       --          25         --            25
                                                               -------- ----------- ----------   -----------
Net embedded derivatives within liability host contracts (2)..       --          --         56            56
                                                               -------- ----------- ----------   -----------
    Total liabilities......................................... $     -- $        25 $       56   $        81
                                                               ======== =========== ==========   ===========

--------

(1)Derivative assets are presented within other invested assets in the balance sheets and derivative liabilities are presented within other liabilities in the balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the balance sheets. Net embedded derivatives within liability host contracts are presented within PABs in the balance sheets.

(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife, Inc.'s Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 2% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

  not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities and Short-term Investments

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately-placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer, and in certain cases, delta spread adjustments to reflect specific credit-related issues.

   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs, including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs, including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Common stock

     These securities are principally valued using the market approach. Valuations are based principally on observable inputs, including quoted prices in markets that are not considered active.

  Level 3 Valuation Techniques and Key Inputs:

    In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

   U.S. corporate and foreign corporate securities

     These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

   inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads. Below investment grade securities and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

   Non-redeemable preferred stock

     These securities, including financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets within the Company's separate accounts consist of mutual funds.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

 the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

 Freestanding Derivatives

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

   Interest rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, basis curves and interest rate volatility.

   Foreign currency exchange rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

 Embedded Derivatives

   Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the balance sheets.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

   Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2013 and 2012.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                             December 31, 2013
                       --------------------- --------------------------  --------------------------
                            Valuation              Significant                             Weighted
                            Techniques          Unobservable Inputs          Range        Average (1)
                       --------------------- --------------------------  -------------    -----------
Fixed maturity securities: (3)
 U.S. corporate and    Matrix pricing        Delta spread
  foreign corporate...                         adjustments (4)            (10)  -     30        6
                                             Illiquidity premium (4)        30  -     30       30
                                             Credit spreads (4)
                       Consensus pricing     Offered quotes (5)
                       -------------------------------------------------------------------------------
RMBS                   Matrix pricing and    Credit spreads (4)
                         discounted cash
                         flow                                               97  -    574      411
                       Market pricing        Quoted prices (5)             100  -    100      100
                       -------------------------------------------------------------------------------
CMBS                   Market pricing        Quoted prices (5)
                       -------------------------------------------------------------------------------
ABS                    Market pricing        Quoted prices (5)              99  -     99       99
                       Consensus pricing     Offered quotes (5)             99  -     99       99
                       -------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded      Option pricing        Mortality rates:
  guaranteed             techniques
  minimum
  benefits............
                                                 Ages 0 - 40                 0% -   0.10%
                                                 Ages 41 - 60             0.04% -   0.65%
                                                 Ages 61 - 115            0.26% -    100%
                                             Lapse rates:
                                                 Durations 1 - 10         0.50% -    100%
                                                 Durations 11 -20            3% -    100%
                                                 Durations 21 -116           3% -    100%
                                             Utilization rates              20% -     50%
                                             Withdrawal rates             0.07% -     10%
                                             Long-term equity
                                               volatilities              17.40% -     25%
                                             Nonperformance risk
                                               spread                     0.03% -   0.44%
                       -------------------------------------------------------------------------------

                                                                             December 31, 2012           Impact of
                       --------------------- --------------------------  --------------------------   Increase in Input
                            Valuation              Significant                             Weighted     on Estimated
                            Techniques          Unobservable Inputs          Range        Average (1)  Fair Value (2)
                       --------------------- --------------------------  -------------    ----------- -----------------
Fixed maturity securities: (3)
 U.S. corporate and    Matrix pricing        Delta spread
  foreign corporate...                         adjustments (4)              50  -    100       57        Decrease
                                             Illiquidity premium (4)        30  -     30       30        Decrease
                                             Credit spreads (4)             23  -    421      129        Decrease
                       Consensus pricing     Offered quotes (5)            100  -    102      101        Increase
                       -------------------------------------------------------------------------------------------------
RMBS                   Matrix pricing and    Credit spreads (4)
                         discounted cash
                         flow                                              161  -    657      541      Decrease (6)
                       Market pricing        Quoted prices (5)                                         Increase (6)
                       -------------------------------------------------------------------------------------------------
CMBS                   Market pricing        Quoted prices (5)             100  -    100      100      Increase (6)
                       -------------------------------------------------------------------------------------------------
ABS                    Market pricing        Quoted prices (5)                                         Increase (6)
                       Consensus pricing     Offered quotes (5)                                        Increase (6)
                       -------------------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded      Option pricing        Mortality rates:
  guaranteed             techniques
  minimum
  benefits............
                                                 Ages 0 - 40                 0% -   0.10%              Decrease (7)
                                                 Ages 41 - 60             0.05% -   0.64%              Decrease (7)
                                                 Ages 61 - 115            0.32% -    100%              Decrease (7)
                                             Lapse rates:
                                                 Durations 1 - 10         0.50% -    100%              Decrease (8)
                                                 Durations 11 -20            3% -    100%              Decrease (8)
                                                 Durations 21 -116           3% -    100%              Decrease (8)
                                             Utilization rates              20% -     50%              Increase (9)
                                             Withdrawal rates             0.07% -     10%                      (10)
                                             Long-term equity
                                               volatilities              17.40% -     25%              Increase (11)
                                             Nonperformance risk
                                               spread                     0.10% -   0.67%              Decrease (12)
                       -------------------------------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(8)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(9)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(10)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(11)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3 use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         -----------------------------------------------------------------------------------
                                              Fixed Maturity Securities:       Equity Securities:
                                         ------------------------------------- -----------------
                                                                                          Non-
                                                                                       redeemable                   Net
                                           U.S.                 Foreign        Common  Preferred  Short-term     Embedded
                                         Corporate RMBS  CMBS  Corporate  ABS  Stock     Stock    Investments Derivatives (6)
                                         --------- ----- ----- --------- ----- ------  ---------- ----------- ---------------
                                                                            (In millions)
Year Ended December 31, 2013:
Balance at January 1,...................   $  55   $  14 $  14   $  42   $  -- $  --     $  17       $  --        $  903
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)............
  Net investment income.................      --      --    --      --      --    --        --          --            --
  Net investment gains (losses).........      --      --    --      --      --    --        --          --            --
  Net derivative gains (losses).........      --      --    --      --      --    --        --          --         (415)
 OCI....................................      --      --    --       2      --    --         2          --            --
Purchases (3)...........................       4      13    --      10       7    --        --          --            --
Sales (3)...............................    (10)      --    --     (9)      --    --        --          --            --
Issuances (3)...........................      --      --    --      --      --    --        --          --            --
Settlements (3).........................      --      --    --      --      --    --        --          --            19
Transfers into Level 3 (4)..............      --      --    --      --      --    --        --          --            --
Transfers out of Level 3 (4)............    (36)      --  (14)     (1)      --    --        --          --            --
                                           -----   ----- -----   -----   ----- -----     -----       -----        ------
Balance at December 31,.................   $  13   $  27 $  --   $  44   $   7 $  --     $  19       $  --        $  507
                                           =====   ===== =====   =====   ===== =====     =====       =====        ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income..................   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net investment gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net derivative gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $(402)

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         -----------------------------------------------------------------------------------
                                              Fixed Maturity Securities:       Equity Securities:
                                         ------------------------------------- -----------------
                                                                                          Non-
                                                                                       redeemable                   Net
                                           U.S.                 Foreign        Common  Preferred  Short-term     Embedded
                                         Corporate RMBS  CMBS  Corporate  ABS  Stock     Stock    Investments Derivatives (6)
                                         --------- ----- ----- --------- ----- ------  ---------- ----------- ---------------
                                                                            (In millions)
Year Ended December 31, 2012:
Balance at January 1,...................   $  16   $  11 $  --   $   6   $   6 $  19     $  15       $  --        $  580
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)............
  Net investment income.................      --      --    --      --      --    --        --          --            --
  Net investment gains (losses).........      --      --    --      --      --    --        --          --            --
  Net derivative gains (losses).........      --      --    --      --      --    --        --          --           303
 OCI....................................       2       3    --      --      --    --         2          --            --
Purchases (3)...........................      31      --    14      36      --    --        --          --            --
Sales (3)...............................     (2)      --    --      --     (6)    --        --          --            --
Issuances (3)...........................      --      --    --      --      --    --        --          --            --
Settlements (3).........................      --      --    --      --      --    --        --          --            20
Transfers into Level 3 (4)..............      11      --    --      --      --    --        --          --            --
Transfers out of Level 3 (4)............     (3)      --    --      --      --  (19)        --          --            --
                                           -----   ----- -----   -----   ----- -----     -----       -----        ------
Balance at December 31,.................   $  55   $  14 $  14   $  42   $  -- $  --     $  17       $  --        $  903
                                           =====   ===== =====   =====   ===== =====     =====       =====        ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income..................   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net investment gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net derivative gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $  309

                                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                       -----------------------------------------------------------------------------------
                                            Fixed Maturity Securities:       Equity Securities:
                                       ------------------------------------- -----------------
                                                                                        Non-
                                                                                     redeemable                   Net
                                         U.S.                 Foreign        Common  Preferred  Short-term     Embedded
                                       Corporate RMBS  CMBS  Corporate  ABS  Stock     Stock    Investments Derivatives (6)
                                       --------- ----- ----- --------- ----- ------  ---------- ----------- ---------------
                                                                          (In millions)
Year Ended December 31, 2011:
Balance at January 1,.................   $  22   $  11 $  --   $  25   $  19 $  10     $  15       $   9        $  269
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)..........
  Net investment income...............      --      --    --      --      --    --        --          --            --
  Net investment gains (losses).......      --      --    --     (3)      --    --        --          --            --
  Net derivative gains (losses).......      --      --    --      --      --    --        --          --           290
 OCI..................................       1      --    --       2       1    --        --          --            --
Purchases (3).........................       2      --    --       6       5     9        --          --            --
Sales (3).............................     (2)      --    --    (17)     (9)    --        --         (9)            --
Issuances (3).........................      --      --    --      --      --    --        --          --            --
Settlements (3).......................      --      --    --      --      --    --        --          --            21
Transfers into Level 3 (4)............      --      --    --      --      --    --        --          --            --
Transfers out of Level 3 (4)..........     (7)      --    --     (7)    (10)    --        --          --            --
                                         -----   ----- -----   -----   ----- -----     -----       -----        ------
Balance at December 31,...............   $  16   $  11 $  --   $   6   $   6 $  19     $  15       $  --        $  580
                                         =====   ===== =====   =====   ===== =====     =====       =====        ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income................   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net investment gains (losses)........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net derivative gains (losses)........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $  293

--------

(1)Amortization of premium/discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under securities loaned and other transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                       December 31, 2013
                                 -------------------------------------------------------------
                                                  Fair Value Hierarchy
                                    -      -----------------------------------
                                 Carrying                                      Total Estimated
                                  Value        Level 1     Level 2     Level 3   Fair Value
                                 --------- ----------- ----------- ----------- ---------------
                                                         (In millions)
Assets
Mortgage loans.................. $     286  $     --     $    --    $     303     $    303
Policy loans.................... $      27  $     --     $     3    $      39     $     42
Other limited partnership
 interests...................... $       1  $     --     $    --    $       1     $      1
Other invested assets........... $      45  $     --     $    50    $      --     $     50
Premiums, reinsurance and other
 receivables.................... $   1,258  $     --     $    --    $   1,359     $  1,359
Other assets.................... $       5  $     --     $     5    $      --     $      5
Liabilities
PABs............................ $   2,293  $     --     $    --    $   2,501     $  2,501
Other liabilities............... $       1  $     --     $     1    $      --     $      1

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

                                                       December 31, 2012
                                 -------------------------------------------------------------
                                                  Fair Value Hierarchy
                                           -----------------------------------
                                 Carrying                                      Total Estimated
                                  Value        Level 1     Level 2     Level 3   Fair Value
                                 --------- ----------- ----------- ----------- ---------------
                                                         (In millions)
Assets
Mortgage loans.................. $     284  $     --     $    --    $     307     $     307
Policy loans.................... $      27  $     --     $     2    $      46     $      48
Other limited partnership
 interests...................... $       1  $     --     $    --    $       2     $       2
Other invested assets........... $      45  $     --     $    57    $      --     $      57
Premiums, reinsurance and other
 receivables.................... $   1,364  $     --     $    --    $   1,527     $   1,527
Other assets.................... $       6  $     --     $     6    $      --     $       6
Liabilities
PABs............................ $   2,431  $     --     $    --    $   2,788     $   2,788
Other liabilities............... $       3  $     --     $     3    $      --     $       3

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

 Other Assets

   Other assets are comprised of a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the credit standing of the unaffiliated institution.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include fixed deferred annuities and fixed term payout annuities. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Other Liabilities

   Other liabilities consist of derivative payables and amounts due for securities purchased but not yet settled. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity


Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). The RBC ratio for the Company was in excess of 1,400% for all periods presented.

  The Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (loss) of the Company, a Missouri domiciled insurer, was $111 million, $132 million and $94 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $666 million and $704 million at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Missouri State Department of Insurance.

Dividend Restrictions

  Under Missouri State Insurance Law, MLIIC is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). MLIIC will be permitted to pay a dividend to MetLife in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined by the Company as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity (continued)

whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013 and 2012, MLIIC paid a dividend to MetLife of $129 million and $18 million, respectively. During the year ended December 31, 2011, MLIIC did not pay a dividend to MetLife. Based on amounts at December 31, 2013, MLIIC could pay a stockholder dividend in 2014 of $99 million without prior regulatory approval of the Missouri Director.

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                        Unrealized
                                                     Investment Gains     Unrealized
                                                     (Losses), Net of   Gains (Losses)
                                                    Related Offsets (1) on Derivatives  Total
                                                    ------------------- -------------- -------
                                                                  (In millions)
Balance at December 31, 2010.......................       $    19          $     1     $    20
OCI before reclassifications.......................            19               --          19
Income tax expense (benefit).......................           (7)               --         (7)
                                                          -------          -------     -------
 OCI before reclassifications, net of income tax...            31                1          32
Amounts reclassified from AOCI.....................             4               --           4
Income tax expense (benefit).......................           (1)               --         (1)
                                                          -------          -------     -------
 Amounts reclassified from AOCI, net of income tax.             3               --           3
                                                          -------          -------     -------
Balance at December 31, 2011.......................            34                1          35
OCI before reclassifications.......................            61              (1)          60
Income tax expense (benefit).......................          (21)               --        (21)
                                                          -------          -------     -------
 OCI before reclassifications, net of income tax...            74               --          74
Amounts reclassified from AOCI.....................             3               --           3
Income tax expense (benefit).......................           (1)               --         (1)
                                                          -------          -------     -------
 Amounts reclassified from AOCI, net of income tax.             2               --           2
                                                          -------          -------     -------
Balance at December 31, 2012.......................            76               --          76
OCI before reclassifications.......................          (78)              (2)        (80)
Income tax expense (benefit).......................            27                1          28
                                                          -------          -------     -------
 OCI before reclassifications, net of income tax...            25              (1)          24
Amounts reclassified from AOCI.....................           (2)               --         (2)
Income tax expense (benefit).......................             1               --           1
                                                          -------          -------     -------
 Amounts reclassified from AOCI, net of income tax.           (1)               --         (1)
                                                          -------          -------     -------
Balance at December 31, 2013.......................       $    24          $   (1)     $    23
                                                          =======          =======     =======

--------
(1)See Note 5 for information on offsets to investments related to insurance liabilities and DAC and VOBA.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                          Statement of Operations and
AOCI Components                                        Amounts Reclassified from AOCI Comprehensive Income (Loss) Location
----------------------------------------------------   ------------------------------ ------------------------------------
                                                        Years Ended December 31,
                                                       ------------------------------
                                                         2013       2012      2011
                                                        --------  --------  --------
                                                             (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains (losses)............ $      1   $    (5)  $    (5)  Other net investment gains (losses)
  Net unrealized investment gains (losses)............        1          2         1  Net investment income
                                                        --------  --------  --------
   Net unrealized investment gains (losses), before
    income tax........................................        2        (3)       (4)
   Income tax (expense) benefit.......................      (1)          1         1
                                                        --------  --------  --------
   Net unrealized investment gains (losses), net of
    income tax........................................ $      1   $    (2)  $    (3)
                                                        ========  ========  ========
Total reclassifications, net of income tax............ $      1   $    (2)  $    (3)
                                                        ========  ========  ========

9. Other Expenses

  Information on other expenses was as follows:

                                                Years Ended December 31,
                                                ------------------------
                                                 2013     2012    2011
                                                -----    -----   -----
                                                  (In millions)
              Compensation..................... $   5    $   9   $  10
              Commissions......................    50       57      68
              Volume-related costs.............    --        3       7
              Capitalization of DAC............   (6)     (19)    (34)
              Amortization of DAC and VOBA.....  (89)      148     172
              Premium taxes, licenses and fees.     3        1       6
              Other............................    26       30      30
                                                 -----    -----   -----
                Total other expenses........... $(11)    $ 229   $ 259
                                                 =====    =====   =====

Capitalization and Amortization of DAC and VOBA

  See Note 3 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Affiliated Expenses

  See Note 12 for discussion of affiliated expenses included in the table above.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax


   The provision for income tax was as follows:

                                                      Years Ended December 31,
                                                      ------------------------
                                                        2013     2012    2011
                                                       -------  -----   -----
                                                         (In millions)
       Current:
        Federal...................................... $    38   $   8   $  24
       Deferred:
        Federal......................................   (105)      86      66
                                                       -------   -----  -----
          Provision for income tax expense (benefit). $  (67)   $  94   $  90
                                                       =======   =====  =====

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                    Years Ended December 31,
                                                    ------------------------
                                                      2013     2012    2011
                                                     -------  -----   -----
                                                       (In millions)
        Tax provision at U.S. statutory rate....... $  (55)   $ 103   $ 107
        Tax effect of:
         Dividend received deduction...............    (12)    (11)    (13)
         Prior year tax............................     (2)       3     (2)
         Tax credits...............................     (1)     (1)     (2)
         Other, net................................       3      --      --
                                                     -------   -----  -----
        Provision for income tax expense (benefit). $  (67)   $  94   $  90
                                                     =======   =====  =====

   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                          December 31,
                                                        -----------------
                                                          2013     2012
                                                        -------- --------
                                                          (In millions)
      Deferred income tax assets:
       Investments, including derivatives.............. $      9 $     --
       Tax credit carryforwards........................        5       --
       Other, net......................................        2
                                                        -------- --------
         Total deferred income tax assets..............       16       --
      Deferred income tax liabilities:
       Policyholder liabilities and receivables........      110      234
       DAC and VOBA....................................       86       33
       Net unrealized investment gains.................       11       40
       Investments, including derivatives..............       --       18
       Other...........................................        1        1
                                                        -------- --------
         Total deferred income tax liabilities.........      208      326
                                                        -------- --------
           Net deferred income tax asset (liability)... $  (192) $  (326)
                                                        ======== ========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax (continued)


   Tax credit carryforwards of $5 million at December 31, 2013 will expire beginning in 2021.

   The Company participates in a tax sharing agreement with MetLife, as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates include $18 million and $8 million at December 31, 2013 and 2012, respectively. The amounts due to affiliates include $8 million at December 31, 2011.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state or local income tax examinations in major taxing jurisdictions for years prior to 2006. The IRS audit cycle for the year 2006, which began in April 2010, is expected to conclude in 2014.

   It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                  Year Ended
                                                                               December 31, 2013
                                                                               -----------------
                                                                                 (In millions)
Balance at January 1,.........................................................     $     --
Additions for tax positions of prior years....................................            3
                                                                                   --------
Balance at December 31,.......................................................     $      3
                                                                                   ========
Unrecognized tax benefits that, if recognized would impact the effective rate.     $      3
                                                                                   ========

   There were no unrecognized tax benefits at December 31, 2012 and 2011.

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                 Year Ended
                                                              December 31, 2013
                                                              -----------------
                                                                (In millions)
Interest recognized in the statements of operations..........     $      1

                                                              December 31, 2013
                                                              -----------------
                                                                (In millions)
Interest included in other liabilities in the balance sheets.     $      1

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax (continued)


   There was no interest recognized in the statements of operations for the years ended December 31, 2012 and 2011. There was no interest included in other liabilities in the balance sheets at December 31, 2012.

   The Company had no penalties for the years ended December 31, 2013, 2012 and 2011.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2013 and 2012, the Company recognized an income tax benefit of $14 million and $8 million, respectively, related to the separate account DRD. The 2013 benefit included a benefit of $2 million related to a true-up of the 2012 tax return. The 2012 benefit included an expense of $3 million related to a true-up of the 2011 tax return.

11. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

  Unclaimed Property Inquiries

    In April 2012, MetLife, for itself and on behalf of entities including the Company, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. At least one other jurisdiction is pursuing a market conduct examination. It is possible that other jurisdictions may pursue similar examinations or audits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

  Sales Practices Claims

    Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

11. Contingencies, Commitments and Guarantees (continued)


  Summary

    Various litigation, claims and assessments against the Company, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

    It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in particular annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments were as follows:

                                                              December 31,
                                                             ---------------
                                                              2013    2012
                                                             ------- -------
                                                              (In millions)
    Other Assets:
     Premium tax offset for future undiscounted assessments. $     1 $     1
     Receivable for reimbursement of paid assessments (1)...       5       6
                                                             ------- -------
                                                             $     6 $     7
                                                             ======= =======
    Other Liabilities:
     Insolvency assessments................................. $     6 $     8
                                                             ======= =======

--------

(1)The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

11. Contingencies, Commitments and Guarantees (continued)


Commitments

 Commitments to Fund Partnership Investments

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $7 million and $9 million at December 31, 2013 and 2012, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

 Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $6 million and $1 million at December 31, 2013 and 2012, respectively.

 Commitments to Fund Private Corporate Bond Investments

   The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $14 million and $13 million at December 31, 2013 and 2012, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2013 and 2012.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

12. Related Party Transactions


Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses incurred with affiliates related to these agreements, recorded in other expenses, were $78 million, $53 million and $76 million for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $38 million, $34 million and $32 million for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in fees on ceded reinsurance and other, were $25 million, $24 million and $26 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company had net receivables from affiliates, related to the items discussed above, of $4 million and $2 million at December 31, 2013 and 2012, respectively.

  See Notes 4 and 5 for additional information on related party transactions.

13. Subsequent Event

  The Company has evaluated events subsequent to December 31, 2013, through March 31, 2014, which is the date these financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

                       EXETER REASSURANCE COMPANY, LTD.

                             Financial Statements

              As of September 30, 2014 and December 31, 2013 and
             for the Nine Months Ended September 30, 2014 and 2013

                       Exeter Reassurance Company, Ltd.

                       Interim Condensed Balance Sheets
             September 30, 2014 (Unaudited) and December 31, 2013

                (In thousands, except share and per share data)

                                                                             2014            2013
                                                                        --------------- ---------------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value
   (amortized cost: $1,261,872 and $1,311,922, respectively)........... $     1,303,531 $     1,321,081
 Short-term investments, at estimated fair value.......................       3,008,544       2,781,282
 Derivative assets.....................................................       3,208,279       2,375,499
 Funds withheld at interest............................................       2,820,782       2,694,267
                                                                        --------------- ---------------
   Total investments...................................................      10,341,136       9,172,129
Cash and cash equivalents..............................................         570,242         629,616
Accrued investment income..............................................          83,906          94,238
Premiums, reinsurance and other receivables............................         480,303         645,814
Deferred policy acquisition costs......................................         148,231         159,820
Current income tax recoverable.........................................         300,929         196,592
Deferred income tax recoverable........................................       1,710,897       1,529,464
                                                                        --------------- ---------------
   Total assets........................................................ $    13,635,644 $    12,427,673
                                                                        =============== ===============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................       2,842,887       2,747,421
Policyholder account balances..........................................       4,263,280       2,488,945
Other policy-related balances..........................................       2,188,676       2,170,145
Policyholder dividends payable.........................................          15,996          16,256
Debt -- affiliated.....................................................         575,118         575,118
Derivative liabilities.................................................       2,364,192       2,648,454
Other liabilities......................................................         855,204         551,170
                                                                        --------------- ---------------
   Total liabilities...................................................      13,105,353      11,197,509
                                                                        --------------- ---------------
Contingencies and Commitments (Note 8)
Stockholder's Equity
Preferred stock, par value $.01 per share; 250,000 shares authorized,
  200,000 issued and outstanding; $2,000,000 aggregate liquidation
  preference...........................................................               2               2
Common stock, par value $.01 per share; 13,875,000 shares authorized;
  13,466,000 shares issued and outstanding.............................             135             135
Additional paid-in capital.............................................       4,135,159       4,125,653
Retained earnings (accumulated deficit)................................     (3,696,165)     (2,964,638)
Accumulated other comprehensive income (loss)..........................          91,160          69,012
                                                                        --------------- ---------------
   Total stockholder's equity..........................................         530,291       1,230,164
                                                                        --------------- ---------------
   Total liabilities and stockholder's equity.......................... $    13,635,644 $    12,427,673
                                                                        =============== ===============

     See accompanying notes to the interim condensed financial statements.

                       Exeter Reassurance Company, Ltd.

  Interim Condensed Statements of Operations and Comprehensive Income (Loss)
       For the Nine Months Ended September 30, 2014 and 2013 (Unaudited)

                                (In thousands)

                                                              Nine Months
                                                                 Ended
                                                             September 30,
                                                        -----------------------
                                                            2014        2013
                                                        ------------ ----------
Revenues
Premiums............................................... $     36,127 $   40,436
Universal life and investment-type product policy fees.      488,790    430,720
Net investment income..................................       25,365     26,346
Net investment gains (losses)..........................     (40,853)   (12,697)
Net derivative gains (losses)..........................    (914,104)  1,146,285
Other revenues.........................................       14,892    (3,808)
                                                        ------------ ----------
 Total revenues........................................    (389,783)  1,627,282
                                                        ------------ ----------
Expenses
Policyholder benefits and claims.......................      413,580  1,001,147
Interest credited to policyholder account balances.....       13,574     12,905
Policyholder dividends.................................       17,952     19,718
Other expenses.........................................       53,229     74,792
                                                        ------------ ----------
 Total expenses........................................      498,335  1,108,562
                                                        ------------ ----------
Income (loss) before provision for income tax..........    (888,118)    518,720
Provision for income tax expense (benefit).............    (311,141)    183,276
                                                        ------------ ----------
Net income (loss)...................................... $  (576,977) $  335,444
                                                        ============ ==========
Comprehensive income (loss)............................ $  (554,829) $  276,877
                                                        ============ ==========

     See accompanying notes to the interim condensed financial statements.

                       Exeter Reassurance Company, Ltd.

             Interim Condensed Statements of Stockholder's Equity
       For the Nine Months Ended September 30, 2014 and 2013 (Unaudited)

                                (In thousands)

                                                                                        Accumulated Other
                                                                                       Comprehensive Income
                                                                                              (Loss)
                                                                                   ----------------------------
                                                                                         Net         Foreign
                                                         Additional                  Unrealized      Currency       Total
                                     Preferred  Common    Paid-in      Retained      Investment    Translation   Stockholders'
                                      Stock     Stock     Capital     Earnings      Gains (Losses)  Adjustments     Equity
                                    ---------- -------- ----------- -------------- --------------- ------------ --------------
Balance at December 31, 2013.......  $      2  $    135 $ 4,125,653 $  (2,964,638)   $     5,896    $   63,116    $1,230,164
Capital contribution from MetLife,
 Inc...............................                           9,506                                                    9,506
Non-cumulative perpetual
 preferred stock dividend..........                                      (154,550)                                 (154,550)
Comprehensive income (loss):
Net income (loss)..................                                      (576,977)                                 (576,977)
Other comprehensive income
 (loss), net of income tax.........                                                       21,182           966        22,148
                                     --------  -------- ----------- --------------   -----------    ----------    ----------
Balance at September 30, 2014......  $      2  $    135 $ 4,135,159 $  (3,696,165)   $    27,078    $   64,082    $  530,291
                                     ========  ======== =========== ==============   ===========    ==========    ==========

                                                                                        Accumulated Other
                                                                                       Comprehensive Income
                                                                                              (Loss)
                                                                                   ----------------------------
                                                                                         Net         Foreign
                                                         Additional                  Unrealized      Currency       Total
                                     Preferred  Common    Paid-in      Retained      Investment    Translation   Stockholders'
                                      Stock     Stock     Capital     Earnings      Gains (Losses)  Adjustments     Equity
                                    ---------- -------- ----------- -------------- --------------- ------------ --------------
Balance at December 31, 2012.......       200    13,466   4,085,299    (3,504,200)        42,709        36,568       674,042
Capital contribution from MetLife,
 Inc...............................                          22,961                                                   22,961
Non-cumulative perpetual
 preferred stock dividend..........                                      (132,484)                                 (132,484)
Comprehensive income (loss):
Net income (loss)..................                                        335,444                                   335,444
Other comprehensive income
 (loss), net of income tax.........                                                     (28,489)      (30,078)      (58,567)
                                     --------  -------- ----------- --------------   -----------    ----------    ----------
Balance at September 30, 2013......  $    200  $ 13,466 $ 4,108,260 $  (3,301,240)   $    14,220    $    6,490    $  841,396
                                     ========  ======== =========== ==============   ===========    ==========    ==========

     See accompanying notes to the interim condensed financial statements.

                       Exeter Reassurance Company, Ltd.

                  Interim Condensed Statements of Cash Flows
       For the Nine Months Ended September 30, 2014 and 2013 (Unaudited)

                                (In thousands)

                                                            Nine Months
                                                               Ended
                                                           September 30,
                                                     -------------------------
                                                         2014         2013
                                                     ------------ ------------
  Net cash provided by (used in) operating
    activities...................................... $    965,234 $  1,028,110
                                                     ------------ ------------
  Cash flows from investing activities
  Sales, maturities and repayments of:
    Fixed maturity securities.......................      383,530      713,537
  Purchases of fixed maturity securities............    (280,970)    (372,538)
  Cash received in connection with freestanding
    derivatives.....................................       41,447      149,252
  Cash paid in connection with freestanding
    derivatives.....................................  (1,050,776)  (2,383,569)
  Net change in short-term investments..............    (225,959)    2,318,060
  Net change in funds withheld at interest..........     (72,438)    (223,285)
  Other, net........................................      190,187      184,306
                                                     ------------ ------------
  Net cash provided by (used in) investing
    activities......................................  (1,014,979)      385,763
                                                     ------------ ------------
  Cash flows from financing activities
    Change in payables for derivative collateral....      356,840  (1,166,600)
    Dividends on preferred stock....................    (154,550)    (132,484)
    Financing element on certain derivative
     instruments....................................    (201,376)     (99,496)
                                                     ------------ ------------
  Net cash provided by (used in) financing
    activities......................................          914  (1,398,580)
                                                     ------------ ------------
  Effect of change in foreign currency exchange
    rates on cash and cash equivalents balances.....     (10,543)     (34,935)
                                                     ------------ ------------
  Change in cash and cash equivalents...............     (59,374)     (19,642)
  Cash and cash equivalents, beginning of period....      629,616      905,519
                                                     ------------ ------------
  Cash and cash equivalents, end of period.......... $    570,242 $    885,877
                                                     ============ ============

  Supplemental disclosures of cash flow information
    Net cash paid for:
     Interest....................................... $      8,728 $      2,553
                                                     ============ ============
     Income tax..................................... $     61,750 $        750
                                                     ============ ============
    Non-cash transactions:
     Capital contributions from MetLife, Inc........ $      9,506 $     22,961
                                                     ============ ============

     See accompanying notes to the interim condensed financial statements.

                       Exeter Reassurance Company, Ltd.

        Notes to the Interim Condensed Financial Statements (Unaudited)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  Exeter Reassurance Company, Ltd. (the "Company" or "Exeter") is a wholly-owned stock life insurance subsidiary of MetLife, Inc. (the "Holding Company").

  Effective October 1, 2013, the Company redomesticated to the state of Delaware ("Delaware"). The Company is licensed as a Delaware pure captive insurance company under the Delaware Captive Insurance Law ("Delaware Law"). The Company engages in traditional and financial reinsurance of life insurance and annuity policies, primarily with affiliates.

  On November 14, 2014, MetLife, Inc. completed the mergers of three wholly-owned U.S.-based life insurance companies and a wholly-owned, former offshore, reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies that merged were MetLife Insurance Company of Connecticut ("MICC"), MetLife Investors USA Insurance Company ("MLI-USA") and MetLife Investors Insurance Company ("MLIIC"), each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter. As of the date of the Mergers, MICC, a directly owned subsidiary of MetLife, Inc., was renamed to MetLife Insurance Company USA ("MetLife USA") and redomiciled to Delaware. See
Note 10.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  The accompanying interim condensed financial statements are unaudited and reflect all adjustments (including normal recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows for the interim periods presented in conformity with GAAP. Interim results are not necessarily indicative of full year performance. The December 31, 2013 balance sheet data was derived from audited financial statements which include all disclosures required by GAAP. Therefore, these interim condensed financial statements should be read in conjunction with the financial statements of the Company for the year ended December 31, 2013 as restated.

Adoption of New Accounting Pronouncements

  Effective January 1, 2014, the Company adopted new guidance regarding the presentation of an unrecognized tax benefit. The new guidance requires that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. However, when the carryforwards are not available

                       Exeter Reassurance Company, Ltd.

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position or the applicable tax law does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with the related deferred tax asset. The adoption was prospectively applied and did not have an impact on the Company's financial statements.

  Effective January 1, 2014, the Company adopted new guidance regarding foreign currency that requires an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The new guidance did not have an impact on the Company's financial statements upon adoption.

  Effective January 1, 2014, the Company adopted new guidance regarding liabilities that requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The new guidance did not have an impact on the Company's financial statements upon adoption.

2. Reserves

  As discussed in Notes 1 and 3 of the Notes to the Consolidated Financial Statements for the year ended December 31, 2013, the Company reinsures variable annuity products with guaranteed minimum benefits. The non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWB"), guaranteed minimum accumulation benefits ("GMAB") and the portion of certain guaranteed minimum income benefits ("GMIB") that does not require annuitization are accounted for as embedded derivatives in policyholder account balances ("PAB") and other policy-related balances which are further discussed in Note 4.

                       Exeter Reassurance Company, Ltd.

3. Investments

Fixed Maturity Securities Available-for-Sale

 Fixed Maturity Securities Available-for-Sale by Sector

   The following table presents the fixed maturity securities available-for-sale ("AFS") by sector. Included within fixed maturity securities are structured securities including commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS") and residential mortgage-backed securities ("RMBS").

                                           September 30, 2014                                 December 31, 2013
                            ------------------------------------------------- -------------------------------------------------
                                            Gross Unrealized                                  Gross Unrealized
                              Cost or   -------------------------  Estimated    Cost or   -------------------------  Estimated
                             Amortized           Temporary  OTTI     Fair      Amortized           Temporary  OTTI     Fair
                               Cost      Gains    Losses   Losses    Value       Cost      Gains    Losses   Losses    Value
                            ----------- -------- --------- ------ ----------- ----------- -------- --------- ------ -----------
                                             (In thousands)                                    (In thousands)
Fixed Maturity Securities:
Foreign corporate.......... $   410,638 $  7,401  $ 2,606   $ --  $   415,433 $   535,332 $  5,294 $  7,203   $ --  $   533,423
U.S. corporate.............     240,175   15,785      338     --      255,622     255,510   10,478    2,366     --      263,622
CMBS.......................     169,450    3,018    1,763     --      170,705     135,781    1,724    4,941     --      132,564
State and political
 subdivision...............     108,297   14,478      172     --      122,603     114,310    6,862      916     --      120,256
U.S. Treasury and agency...     108,519    1,111       26     --      109,604     101,947    1,225    3,924     --       99,248
ABS........................     143,829    1,405       66     --      145,168      79,461    1,323      264     --       80,520
RMBS.......................      62,432    3,104       33     --       65,503      61,322    2,261      794     --       62,789
Foreign government.........      18,532      361       --     --       18,893      28,259      400       --     --       28,659
                            ----------- --------  -------   ----  ----------- ----------- -------- --------   ----  -----------
 Total fixed maturity
  securities............... $ 1,261,872 $ 46,663  $ 5,004   $ --  $ 1,303,531 $ 1,311,922 $ 29,567 $ 20,408   $ --  $ 1,321,081
                            =========== ========  =======   ====  =========== =========== ======== ========   ====  ===========

   The Company held no non-income producing fixed maturity securities at both September 30, 2014 and December 31, 2013.

 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                       September 30, 2014           December 31, 2013
                                                   --------------------------- ---------------------------
                                                                   Estimated                   Estimated
                                                                     Fair                        Fair
                                                   Amortized Cost    Value     Amortized Cost    Value
                                                   -------------- ------------ -------------- ------------
                                                                       (In thousands)
Due in one year or less...........................  $    142,210  $    142,628  $    246,228  $    246,780
Due after one year through five years.............       288,120       291,071       280,090       283,376
Due after five years through ten years............       305,523       317,951       308,324       311,927
Due after ten years...............................       150,308       170,505       200,716       203,125
                                                    ------------  ------------  ------------  ------------
  Subtotal........................................       886,161       922,155     1,035,358     1,045,208
Structured securities (CMBS, ABS and RMBS)........       375,711       381,376       276,564       275,873
                                                    ------------  ------------  ------------  ------------
  Total fixed maturity securities.................  $  1,261,872  $  1,303,531  $  1,311,922  $  1,321,081
                                                    ============  ============  ============  ============

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. CMBS, ABS and RMBS are shown separately, as they are not due at a single maturity.

                       Exeter Reassurance Company, Ltd.

 Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                             September 30, 2014                         December 31, 2013
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In thousands, except number of securities)
Fixed Maturity Securities:
Foreign corporate................ $ 129,661  $ 2,606   $     --   $    --   $ 214,876  $  7,203   $    --    $  --
U.S. corporate...................    25,182      281      1,980        57      50,458     1,771     4,378      595
CMBS.............................    28,654      913     27,053       850      62,872     4,941        --       --
State and political subdivision..        --       --      6,068       172      14,936       916        --       --
U.S. Treasury and agency.........    80,977       26         --        --      28,434     3,924        --       --
ABS..............................    32,671       66         --        --      18,907       264        --       --
RMBS.............................        --       --      4,333        33      17,541       794        --       --
                                  ---------  -------   --------   -------   ---------  --------   -------    -----
  Total fixed maturity
   securities.................... $ 297,145  $ 3,892   $ 39,434   $ 1,112   $ 408,024  $ 19,813   $ 4,378    $ 595
                                  =========  =======   ========   =======   =========  ========   =======    =====
Total number of securities in an
 unrealized loss position........        49                  12                    79                   2
                                  =========            ========             =========             =======

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   As described more fully in Notes 1 and 5 of the Notes to the Financial Statements for the year ended December 31, 2013, the Company performs a regular evaluation of all investment classes for impairment, including fixed maturity securities, in accordance with its impairment policy, in order to evaluate whether such investments are other-than-temporarily impaired.

 Current Period Evaluation

   Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at September 30, 2014. Future other-than-temporary impairment ("OTTI") will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected) and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

   Gross unrealized losses on fixed maturity securities decreased $15.4 million during the nine months ended September 30, 2014 from $20.4 million to $5.0 million. The decrease in gross unrealized losses for the nine months ended September 30, 2014, was primarily attributable to a decrease in interest rates, and to a lesser extent narrowing credit spreads.

                       Exeter Reassurance Company, Ltd.

   At September 30, 2014, there were no fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Funds Withheld at Interest

  Funds withheld at interest represents amounts contractually withheld by ceding companies in accordance with reinsurance agreements. At September 30, 2014 and December 31, 2013, such amounts consisted of balances withheld in connection with reinsurance agreements with affiliates of the Holding Company, as presented in Note 9, and an unaffiliated company.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $22.8 million and $40.8 million at September 30, 2014 and December 31, 2013, respectively.

Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss) ("AOCI"), were as follows:

                                           September 30, 2014 December 31, 2013
                                           ------------------ -----------------
                                                      (In thousands)
Fixed maturity securities.................      $      41,659     $       9,072
Deferred income tax benefit (expense).....           (14,581)           (3,176)
                                           ------------------ -----------------
 Net unrealized investment gains (losses).      $      27,078     $       5,896
                                           ================== =================

  The changes in net unrealized investment gains (losses) were as follows:

                                                              Nine Months
                                                                 Ended
                                                           September 30, 2014
                                                           ------------------
                                                             (In thousands)
   Balance, January 1.....................................     $        5,896
   Unrealized investment gains (losses) during the period.             32,587
   Deferred income tax benefit (expense)..................           (11,405)
                                                           ------------------
   Balance, September 30..................................     $       27,078
                                                           ==================
   Change in net unrealized investment gains (losses).....     $       21,182
                                                           ==================

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both September 30, 2014 and December 31, 2013.

                       Exeter Reassurance Company, Ltd.

Invested Assets Held in Trust and Pledged as Collateral

  Invested assets held in trust and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments, and fixed maturity securities at:

                                                                September 30, 2014 December 31, 2013
                                                                ------------------ -----------------
                                                                           (In thousands)
Invested assets held in trust (1)..............................     $    2,410,237     $   2,754,170
Invested assets pledged as collateral (2)......................            652,319         1,024,682
                                                                ------------------ -----------------
 Total invested assets held in trust and pledged as collateral.     $    3,062,556     $   3,778,852
                                                                ================== =================

--------

(1)The Company has held in trust certain investments, primarily fixed maturity securities and short-term investments, in connection with certain reinsurance transactions.

(2)Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 4.

Variable Interest Entities

  The Company has invested in certain structured transactions that are variable interest entities ("VIEs"). In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements.

 Consolidated VIEs

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at September 30, 2014 and December 31, 2013.

                       Exeter Reassurance Company, Ltd.

 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                   September 30, 2014     December 31, 2013
                                                 ---------------------- ----------------------
                                                              Maximum                Maximum
                                                  Carrying  Exposure to  Carrying  Exposure to
                                                   Amount    Loss (1)     Amount    Loss (1)
                                                 ---------- ----------- ---------- -----------
                                                                (In thousands)
Fixed maturity securities AFS:
 Structured securities (CMBS, ABS and RMBS) (2). $  381,376 $  381,376  $  275,873 $  275,873
 Foreign corporate..............................     43,895     43,895       5,186      5,186
                                                 ---------- ----------  ---------- ----------
   Total........................................ $  425,271 $  425,271  $  281,059 $  281,059
                                                 ========== ==========  ========== ==========

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

Net Investment Income

  The components of net investment income were as follows:

                                                            Nine Months
                                                               Ended
                                                           September 30,
                                                        -------------------
                                                          2014      2013
                                                        --------- ---------
                                                          (In thousands)
    Investment income:
     Fixed maturity securities......................... $  29,448 $  30,936
     Cash, cash equivalents and short-term investments.     1,424     2,696
     Other.............................................   (1,909)   (2,520)
                                                        --------- ---------
       Subtotal........................................    28,963    31,112
     Less: Investment expenses.........................     3,598     4,766
                                                        --------- ---------
         Net investment income......................... $  25,365 $  26,346
                                                        ========= =========

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and expenses included in the table above.

                       Exeter Reassurance Company, Ltd.

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                        Nine Months
                                                           Ended
                                                       September 30,
                                                   ---------------------
                                                      2014       2013
                                                   ---------- ----------
                                                      (In thousands)
        Fixed maturity securities................. $  (1,846) $    1,701
        Other investment portfolio gains (losses).   (39,007)   (14,398)
                                                   ---------- ----------
         Total net investment gains (losses)...... $ (40,853) $ (12,697)
                                                   ========== ==========

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($39.1) million and ($14.8) million for the nine months ended September 30, 2014 and 2013, respectively.

 Sales or Disposals of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                  Nine Months
                                                     Ended
                                                 September 30,
                                              -------------------
                                                2014      2013
                                              --------- ---------
                                                (In thousands)
              Proceeds....................... $ 104,143 $ 240,042
                                              ========= =========
              Gross investment gains......... $     542 $   2,288
              Gross investment losses........   (2,388)     (587)
                                              --------- ---------
               Net investment gains (losses). $ (1,846) $   1,701
                                              ========= =========

  There were no OTTI losses on fixed maturity securities during the nine months ended September 30, 2014 and 2013, respectively.

Related Party Investment Transactions

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $3.2 million and $3.6 million for the nine months ended September 30, 2014 and 2013, respectively.

4. Derivatives

Accounting for Derivatives

  See Note 1 of the Notes to the Financial Statements for the year ended December 31, 2013, for a description of the Company's accounting policies for derivatives. See Note 5 for information about the fair value hierarchy for derivatives.

                       Exeter Reassurance Company, Ltd.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives may be cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. The Company also purchases certain securities and engages in certain reinsurance agreements that have embedded derivatives.

  The Company utilizes all derivatives in non-qualifying hedging relationships.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, futures and options.

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount.

   In exchange-traded interest rate Treasury futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate Treasury futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. Swaptions are included in interest rate options.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency

                       Exeter Reassurance Company, Ltd.

 forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date.

   To a lesser extent, the Company uses exchange-traded currency futures to hedge currency mismatches between assets and liabilities.

  Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

  Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products assumed by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

  Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products reinsured by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period.

  In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products reinsured by the Company.

  TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Inter-Bank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its reinsured products. TRRs can be used as hedges or to synthetically create investments.

                       Exeter Reassurance Company, Ltd.

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                               September 30, 2014                     December 31, 2013
                                                      ------------------------------------- -------------------------------------
                                                                     Estimated Fair Value                  Estimated Fair Value
                                                                    -----------------------               -----------------------
                                                        Notional                              Notional
                     Primary Underlying Risk Exposure    Amount       Assets    Liabilities    Amount       Assets    Liabilities
                     -------------------------------- ------------- ----------- ----------- ------------- ----------- -----------
                                                                                    (In thousands)
Derivatives Not Designated or Not Qualifying as Hedging
Interest rate swaps.       Interest rate............. $  23,221,522 $ 1,442,421 $   678,178 $  23,221,522 $ 1,040,377 $   562,851
Interest rate
 futures............       Interest rate.............     3,411,416       3,942       2,390     4,462,013       9,047       6,547
Interest rate
 options............       Interest rate.............    32,260,095     450,644      94,606    17,690,095     131,341     235,516
Foreign currency           Foreign currency
 forwards...........       exchange rate.............     2,293,347       4,868      56,050     2,324,152         728     171,078
Currency futures....       Foreign currency
                           exchange rate.............       455,277         282       2,275       364,550       1,169       1,022
Equity futures......       Equity market.............     4,729,754      19,984       4,680     4,327,600       1,284      39,600
Equity options......       Equity market.............    32,231,519   1,031,530     996,209    31,414,484   1,024,034   1,005,551
Variance swaps......       Equity market.............    19,030,136     186,904     517,382    18,917,116     167,519     469,330
Total rate of
 return swaps.......       Equity market.............     3,083,928      67,704      12,422     3,339,982          --     156,959
                                                      ------------- ----------- ----------- ------------- ----------- -----------
    Total non-designated or
     non-qualifying derivatives..................     $ 120,716,994 $ 3,208,279 $ 2,364,192 $ 106,061,514 $ 2,375,499 $ 2,648,454
                                                      ============= =========== =========== ============= =========== ===========

Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                      Nine Months
                                                         Ended
                                                     September 30,
                                               -------------------------
                                                   2014         2013
                                               ------------ ------------
                                                    (In thousands)
       Derivatives and hedging gains (losses). $    253,765 $(3,590,020)
       Embedded derivatives...................  (1,167,869)    4,736,305
                                               ------------ ------------
        Total net derivatives gains (losses).. $  (914,104) $  1,146,285
                                               ============ ============

  The following table presents earned income on derivatives for the:

                                                   Nine Months
                                                      Ended
                                                  September 30,
                                            --------------------------
                                                2014         2013
                                            ------------ -------------
                                                  (In thousands)
          Net derivative gains (losses).... $    115,914 $   (163,655)
          Policyholder benefits and claims.        5,572     (190,196)
                                            ------------ -------------
           Total........................... $    121,486 $   (353,851)
                                            ============ =============

                       Exeter Reassurance Company, Ltd.

Non-Qualifying Derivatives

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                       Net       Policyholder
                                                    Derivative   Benefits and
                                                  Gains (Losses)  Claims (1)
                                                  -------------- ------------
                                                        (In thousands)
   For the Nine Months Ended September 30, 2014:
    Interest rate contracts...................... $      498,453 $         --
    Foreign currency contracts...................        (1,648)           --
    Equity contracts.............................      (358,954)    (123,264)
                                                  -------------- ------------
      Total...................................... $      137,851 $  (123,264)
                                                  ============== ============
   For the Nine Months Ended September 30, 2013:
    Interest rate contracts...................... $    (710,605) $    (1,363)
    Foreign currency contracts...................      (329,027)           --
    Equity contracts.............................    (2,370,112)    (455,413)
                                                  -------------- ------------
      Total...................................... $  (3,409,744) $  (456,776)
                                                  ============== ============

(1)Changes in estimated fair value related to economic hedges of reinsured variable annuity guarantees reported in future policy benefits.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by International Swaps and Derivatives Association ("ISDA") Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set-off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives. See Note 5 for a description of the impact of credit risk on the valuation of derivatives.

                       Exeter Reassurance Company, Ltd.

  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                                     September 30, 2014         December 31, 2013
Derivatives Subject to a Master Netting Arrangement or a Similar  ------------------------- -------------------------
Arrangement                                                          Assets    Liabilities     Assets    Liabilities
----------------------------------------------------------------  ------------ ------------ ------------ ------------
                                                                                    (In thousands)
 Gross estimated fair value of derivatives:
   OTC-bilateral................................................. $  3,238,589 $  2,358,111 $  2,430,173 $  2,593,152
   Exchange-traded...............................................       24,208        9,345       11,500       47,169
                                                                  ------------ ------------ ------------ ------------
    Total gross estimated fair value of derivatives (1)..........    3,262,797    2,367,456    2,441,673    2,640,321
 Amounts offset in the balance sheets............................           --           --           --           --
                                                                  ------------ ------------ ------------ ------------
 Estimated fair value of derivatives presented in the balance
  sheets (1).....................................................    3,262,797    2,367,456    2,441,673    2,640,321
 Gross amounts not offset in the balance sheets:
 Gross estimated fair value of derivatives: (2)
   OTC-bilateral.................................................  (2,057,209)  (2,057,209)  (1,869,869)  (1,869,869)
   Exchange-traded...............................................      (3,862)      (3,862)      (5,368)      (5,368)
 Cash collateral (3), (4)
   OTC-bilateral.................................................    (553,214)           --    (163,210)           --
   Exchange-traded...............................................           --      (2,896)           --     (39,008)
 Securities collateral (5)
   OTC-bilateral.................................................    (549,832)    (299,543)    (377,561)    (646,079)
   Exchange-traded...............................................           --      (2,588)           --      (2,793)
                                                                  ------------ ------------ ------------ ------------
 Net amount after application of master netting agreements and
  collateral..................................................... $     98,680 $      1,358 $     25,665 $     77,204
                                                                  ============ ============ ============ ============

--------

(1)At September 30, 2014 and December 31, 2013, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $54,518 thousand and $66,175 thousand, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $3,264 thousand and $8,133 thousand, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral derivatives is included in cash and cash equivalents and the obligation to return it is included in other liabilities in the balance sheet. In certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is held in separate custodial accounts and is not recorded on the Company's balance sheet because the account title is in the name of the counterparty (but ring fenced for the benefit of the company). The amount of this off-balance sheet collateral was $84,809 thousand and $0, at September 30, 2014 and December 31, 2013, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded derivatives and is included in premiums, reinsurance and other receivables in the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At September 30, 2014 and December 31, 2013, the Company received excess cash collateral of $84,965 thousand (including $84,232 thousand off-balance sheet cash collateral held in separate custodial accounts) and $33,319 thousand, respectively, and provided

                       Exeter Reassurance Company, Ltd.

   excess cash collateral of $106,883 thousand and $185,299 thousand, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at September 30, 2014 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At September 30, 2014 and December 31, 2013, the Company received excess securities collateral of $6,771 thousand and $96,746 thousand, respectively, for its OTC-bilateral derivatives which are not included in the table above due to the foregoing limitation. At September 30, 2014 and December 31, 2013, the Company provided excess securities collateral of $16,274 and $0, respectively, for its OTC-bilateral derivatives and $145,901 thousand and $36,182 thousand, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                   Estimated Fair Value of          Fair Value of Incremental
                                    Collateral Provided:            Collateral Provided Upon:
                                   ----------------------- --------------------------------------------
                                                                            Downgrade in the Holding
                      Estimated                              One Notch      Company's Credit Rating
                    Fair Value of                          Downgrade in  to a Level that Triggers Full
                    Derivatives in                          the Holding  Overnight Collateralization or
                    Net Liability      Fixed Maturity        Company's            Termination
                     Position (1)        Securities        Credit Rating   of the Derivative Position
                    -------------- ----------------------- ------------- ------------------------------
                                                      (In thousands)
September 30, 2014.  $    300,902      $      315,817       $     7,427         $          7,427
December 31, 2013..  $    723,283      $      646,079       $    20,912         $         21,353

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company assumes variable annuities, modified coinsurance contracts, equity indexed deferred annuities and purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: assumed variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; ceded reinsurance agreements of guaranteed minimum benefits related to GMABs and certain GMIBs; assumed modified coinsurance contracts; assumed reinsurance on equity indexed deferred annuities; and options embedded in debt and equity securities.

                       Exeter Reassurance Company, Ltd.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                  Balance Sheet Location    September 30, 2014 December 31, 2013
                                                --------------------------- ------------------ -----------------
                                                                                       (In thousands)
Net embedded derivatives within asset host
  contracts:
 Ceded guaranteed minimum benefits............. Premiums, reinsurance and
                                                other receivables              $    180,065      $    122,515
 Assumed modified coinsurance contracts........ Funds withheld at interest           78,484            24,035
                                                                               ------------      ------------
   Net embedded derivatives within asset host contracts.................       $    258,549      $    146,550
                                                                               ============      ============
Net embedded derivatives within liability host
  contracts:
 Assumed guaranteed minimum benefits........... PABs.......................    $  4,263,280      $  2,488,944
                                                                               ------------      ------------
   Net embedded derivatives within liability host contracts.............       $  4,263,280      $  2,488,944
                                                                               ============      ============

  The following table presents changes in estimated fair value related to embedded derivatives:

                                                    Nine Months
                                                       Ended
                                                   September 30,
                                            ---------------------------
                                                 2014          2013
                                            -------------- ------------
                                                  (In thousands)
         Net derivative gains (losses) (1). $  (1,167,869) $  4,736,305
         Policyholder benefits and claims.. $       54,687 $  (109,550)

--------

(1)The valuation of reinsured guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were $124.8 million and ($955.8) million, for the years ended September 30, 2014 and 2013, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment were ($4.3) million and $11.1 million for the nine months ended September 30, 2014, and 2013, respectively.

5. Fair Value

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                       Exeter Reassurance Company, Ltd.

Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below.

                                                                            September 30, 2014
                                                          ------------------------------------------------------
                                                                   Fair Value Hierarchy
                                                          --------------------------------------
                                                                                                 Total Estimated
                                                            Level 1      Level 2      Level 3      Fair Value
                                                          ------------ ------------ ------------ ---------------
                                                                              (In thousands)
Assets:
Fixed maturity securities:
  Foreign corporate...................................... $         -- $    415,433 $         --  $     415,433
  U.S. corporate.........................................           --      255,622           --        255,622
  CMBS...................................................           --      128,982       41,723        170,705
  State and political subdivision........................           --      122,603           --        122,603
  U.S. Treasury and agency...............................      109,604           --           --        109,604
  ABS....................................................           --      118,924       26,244        145,168
  RMBS...................................................           --       65,503           --         65,503
  Foreign government.....................................           --       18,893           --         18,893
                                                          ------------ ------------ ------------  -------------
    Total fixed maturity securities......................      109,604    1,125,960       67,967      1,303,531
                                                          ------------ ------------ ------------  -------------
Short-term investments (1)...............................    2,528,422      432,872           --      2,961,294
Derivative assets: (2)
  Interest rate..........................................        3,942    1,893,065           --      1,897,007
  Foreign currency exchange rate.........................          282        4,868           --          5,150
  Equity market..........................................       19,984      975,720      310,418      1,306,122
                                                          ------------ ------------ ------------  -------------
    Total derivative assets..............................       24,208    2,873,653      310,418      3,208,279
                                                          ------------ ------------ ------------  -------------
Net embedded derivatives within asset host contracts (3).           --           --      258,549        258,549
                                                          ------------ ------------ ------------  -------------
    Total assets......................................... $  2,662,234 $  4,432,485 $    636,934  $   7,731,653
                                                          ============ ============ ============  =============
Liabilities:
Derivative liabilities: (2)
  Interest rate.......................................... $      2,390 $    772,784 $         --  $     775,174
  Foreign currency exchange rate.........................        2,275       56,050           --         58,325
  Equity market..........................................        4,680      982,082      543,931      1,530,693
                                                          ------------ ------------ ------------  -------------
    Total derivative liabilities.........................        9,345    1,810,916      543,931      2,364,192
                                                          ------------ ------------ ------------  -------------
Net embedded derivatives within liability host
 contracts (3)...........................................           --           --    4,263,280      4,263,280
                                                          ------------ ------------ ------------  -------------
    Total liabilities.................................... $      9,345 $  1,810,916 $  4,807,211  $   6,627,472
                                                          ============ ============ ============  =============

                       Exeter Reassurance Company, Ltd.

                                                                  December 31, 2013
                                                ------------------------------------------------------
                                                         Fair Value Hierarchy
                                                --------------------------------------
                                                                                       Total Estimated
                                                  Level 1      Level 2      Level 3      Fair Value
                                                ------------ ------------ ------------ ---------------
                                                                    (In thousands)
Assets:
Fixed maturity securities:
  Foreign corporate............................ $         -- $    533,423 $         --  $    533,423
  U.S. corporate...............................           --      253,705        9,917       263,622
  CMBS.........................................           --       75,017       57,547       132,564
  State and political subdivision..............           --      120,256           --       120,256
  U.S. Treasury and agency.....................       99,248           --           --        99,248
  ABS..........................................           --       80,520           --        80,520
  RMBS.........................................           --       62,789           --        62,789
  Foreign government...........................           --       28,659           --        28,659
                                                ------------ ------------ ------------  ------------
    Total fixed maturity securities............       99,248    1,154,369       67,464     1,321,081
                                                ------------ ------------ ------------  ------------
Short-term investments (1).....................    2,630,762      101,270           --     2,732,032
Derivative assets: (2)
  Interest rate contracts......................        9,046    1,171,719           --     1,180,765
  Foreign currency contracts...................        1,169          728           --         1,897
  Equity market contracts......................        1,284      917,797      273,756     1,192,837
                                                ------------ ------------ ------------  ------------
    Total derivative assets....................       11,499    2,090,244      273,756     2,375,499
                                                ------------ ------------ ------------  ------------
Net embedded derivatives within asset host
 contracts (3).................................           --           --      146,550       146,550
                                                ------------ ------------ ------------  ------------
    Total assets............................... $  2,741,509 $  3,345,883 $    487,770  $  6,575,162
                                                ============ ============ ============  ============
Liabilities:
Derivative liabilities: (2)
  Interest rate contracts...................... $      6,547 $    798,367 $         --  $    804,914
  Foreign currency contracts...................        1,022      171,078           --       172,100
  Equity market contracts......................       39,601    1,136,875      494,964     1,671,440
                                                ------------ ------------ ------------  ------------
    Total derivative liabilities...............       47,170    2,106,320      494,964     2,648,454
                                                ------------ ------------ ------------  ------------
Net embedded derivatives within liability host
 contracts (3).................................           --           --    2,488,944     2,488,944
                                                ------------ ------------ ------------  ------------
    Total liabilities.......................... $     47,170 $  2,106,320 $  2,983,908  $  5,137,398
                                                ============ ============ ============  ============

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented on the balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)Derivative amounts are presented gross in the tables above to reflect the presentation on the balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and funds withheld at interest on the balance sheets. Net embedded derivatives within liability host contracts are presented within other PABs on the balance sheets.

                       Exeter Reassurance Company, Ltd.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife Inc.'s, Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of the MetLife, Inc.'s Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

                       Exeter Reassurance Company, Ltd.

  Securities and Short-term Investments

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes fixed maturity securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities.

   Foreign Corporate and U.S. corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately-placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer and, in certain cases, delta spread adjustments to reflect specific credit-related issues.

   Structured securities comprised of CMBS, ABS and RMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs, including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

                       Exeter Reassurance Company, Ltd.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

  Level 3 Valuation Techniques and Key Inputs:

    In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

    Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Structured securities comprised of CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads. Below investment grade securities included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in

                       Exeter Reassurance Company, Ltd.

 interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

   Interest rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

                       Exeter Reassurance Company, Ltd.

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, basis curves and interest rate volatility.

   Foreign currency exchange rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

   Equity market

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels and dividend yield curves.

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

  Level 3 Valuation Techniques and Key Inputs:

    These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

   Equity market

     Non-option-based. Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

     Option-based. Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves, equity volatility and unobservable correlation between model inputs.

 Embedded Derivatives

   Embedded derivatives principally include certain assumed and ceded variable annuity guarantees and equity indexed crediting rates within certain funding agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

                       Exeter Reassurance Company, Ltd.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for the Holding Company's debt, including related credit default swaps.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded the risk associated with certain of the GMIBs previously described. These reinsurance agreements contain embedded derivatives which are included within premiums, reinsurance and other receivables on the balance sheets with changes in estimated fair value reported in net derivative gains (losses) or policyholder benefits and claims depending on the statement of operations classification of the direct risk. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain assumed reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in derivative liabilities and funds withheld at interest on the balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency

                       Exeter Reassurance Company, Ltd.

   exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Assumed guaranteed minimum benefits" and also include counterparty credit spreads.

   Embedded derivatives within funds withheld related to certain assumed reinsurance

     These embedded derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at both September 30, 2014 and December 31, 2013.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

                       Exeter Reassurance Company, Ltd.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                        September 30, 2014           December 31, 2013
                                                                    --------------------------   --------------------------
                     Valuation                Significant                             Weighted                     Weighted
                     Techniques            Unobservable Inputs          Range        Average (1)     Range        Average (1)
              ------------------------- --------------------------  -------------    ----------- -------------    -----------
Fixed maturity securities: (3)
 U.S.
  corporate
  and
  foreign
  corporate.. Matrix pricing            Credit spreads (4)              -  -      -        -        95  -     95       95
                                        Illiquidity premium (4)         -  -      -        -        30  -     30       30
              ----------------------------------------------------------------------------------------------------------------
 CMBS........ Matrix pricing and        Credit spreads (4)
                discounted cash flow                                    -  -      -        -       215  -    215      215
              Market pricing            Quoted prices (5)             104  -    104      104       104  -    104      104
              Consensus pricing         Offered quotes (5)              -  -      -        -        90  -     92       91
              ----------------------------------------------------------------------------------------------------------------
 ABS......... Matrix pricing and        Credit spreads (4)
                discounted cash flow                                  126  -    180      157
              Market pricing            Quoted prices (5)             100  -    100      100
              ----------------------------------------------------------------------------------------------------------------
Derivatives:
 Equity       Present value             Volatility (7)
  market.....   techniques or option
                pricing models                                         14% -     28%                13% -     28%
                                        Correlation (9)                65% -     65%                60% -     60%
              ----------------------------------------------------------------------------------------------------------------
Embedded
 derivatives:
 Assumed      Option pricing            Mortality rates:
  and           techniques                  Ages 0 - 40
  ceded
  guaranteed
  minimum
  benefits...                                                           0% -     10%                 0% -   0.10%
                                            Ages 41 - 60             0.04% -   0.65%              0.04% -   0.65%
                                            Ages 61 - 115            0.26% -    100%              0.26% -    100%
                                        Lapse rates:
                                            Durations 1 - 10         0.50% -    100%              0.50% -    100%
                                            Durations 11 - 20           3% -    100%                 3% -    100%
                                            Durations 21 - 116          3% -    100%                 3% -    100%
                                        Utilization rates              20% -     50%                20% -     50%
                                        Withdrawal rates             0.07% -     10%              0.07% -     10%
                                        Long-term equity
                                          volatilities              17.40% -     25%             17.40% -     25%
                                        Nonperformance
                                          risk spread                0.03% -   0.45%              0.03% -   0.44%
              ----------------------------------------------------------------------------------------------------------------

                                                                       Impact of
                                                                    Increase in Input
                     Valuation                Significant             on Estimated
                     Techniques            Unobservable Inputs       Fair Value (2)
              ------------------------- --------------------------  -----------------
Fixed maturity securities: (3)
 U.S.
  corporate
  and
  foreign
  corporate.. Matrix pricing            Credit spreads (4)             Decrease
                                        Illiquidity premium (4)        Decrease
              ------------------------------------------------------------------------
 CMBS........ Matrix pricing and        Credit spreads (4)
                discounted cash flow                                 Decrease (6)
              Market pricing            Quoted prices (5)            Increase (6)
              Consensus pricing         Offered quotes (5)           Increase (6)
              ------------------------------------------------------------------------
 ABS......... Matrix pricing and        Credit spreads (4)
                discounted cash flow                                 Decrease (6)
              Market pricing            Quoted prices (5)            Increase (6)
              ------------------------------------------------------------------------
Derivatives:
 Equity       Present value             Volatility (7)
  market.....   techniques or option
                pricing models                                       Increase (8)
                                        Correlation (9)
              ------------------------------------------------------------------------
Embedded
 derivatives:
 Assumed      Option pricing            Mortality rates:
  and           techniques                  Ages 0 - 40
  ceded
  guaranteed
  minimum
  benefits...                                                        Decrease (10)
                                            Ages 41 - 60             Decrease (10)
                                            Ages 61 - 115            Decrease (10)
                                        Lapse rates:
                                            Durations 1 - 10         Decrease (11)
                                            Durations 11 - 20        Decrease (11)
                                            Durations 21 - 116       Decrease (11)
                                        Utilization rates            Increase (12)
                                        Withdrawal rates                     (13)
                                        Long-term equity
                                          volatilities               Increase (14)
                                        Nonperformance
                                          risk spread                Decrease (15)
              ------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to assumed guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

                       Exeter Reassurance Company, Ltd.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(9)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(10)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(11)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

                       Exeter Reassurance Company, Ltd.

(14)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within embedded derivatives within funds withheld related to certain assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ---------------------------------------------------------------------------------------
                            Fixed Maturity Securities                    Net Derivatives (6)
                     ---------------------------------------             -------------------
                      Foreign    U.S.                        Short-term                       Net Embedded
                     Corporate Corporate   CMBS       ABS    Investments    Equity Market    Derivatives (7)
                     --------- --------- --------- --------- ----------- ------------------- ---------------
                                                         (In thousands)
Nine Months Ended
 September 30, 2014:
Balance, beginning
 of period..........  $   --   $  9,917  $  57,547 $      --   $   --        $ (221,208)      $ (2,342,394)
Total
 realized/unrealized
 gains (losses)
 included in:
 Net income (loss):
  (1), (2)
  Net investment
    income..........      --         --      (132)        --       --                 --                 --
  Net investment
    gains (losses)..      --         --         --        --       --                 --                 --
  Net derivative
    gains (losses)..      --         --         --        --       --           (21,600)        (1,167,869)
  Policyholder
    benefits and
    claims..........      --         --         --        --       --              3,661             54,687
 OCI................      --         --        132       257       --              1,515             80,621
Purchases (3).......      --         --         --    25,987       --              4,119                 --
Sales (3)...........      --         --         --        --       --                 --                 --
Settlements (3).....      --         --         --        --       --                 --          (629,776)
Transfers into
 Level 3 (4)........      --         --         --        --       --                 --                 --
Transfers out of
 Level 3 (4)........      --    (9,917)   (15,824)        --       --                 --                 --
                      ------   --------  --------- ---------   ------        -----------      -------------
Balance, end of
 period.............  $   --   $     --  $  41,723 $  26,244   $   --        $ (233,513)      $ (4,004,731)
                      ======   ========  ========= =========   ======        ===========      =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss): (5)
 Net investment
  income............  $   --   $     --  $   (132) $      --   $   --        $        --      $          --
 Net investment
  gains (losses)....  $   --   $     --  $      -- $      --   $   --        $        --      $          --
 Net derivative
  gains (losses)....  $   --   $     --  $      -- $      --   $   --        $  (21,601)      $ (1,061,387)
 Policyholder
  benefits and
  claims............  $   --   $     --  $      -- $      --   $   --        $     3,661      $      56,722

                       Exeter Reassurance Company, Ltd.

                            Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     -------------------------------------------------------------------------------------
                           Fixed Maturity Securities                   Net Derivatives (6)
                     -------------------------------------             -------------------
                      Foreign    U.S.                      Short-term                       Net Embedded
                     Corporate Corporate   CMBS     ABS    Investments    Equity Market    Derivatives (7)
                     --------- --------- -------- -------- ----------- ------------------- ---------------
                                                        (In thousands)
Nine Months Ended
 September 30, 2013:
Balance, beginning
 of period..........  $ 2,714  $ 15,465  $ 41,723 $  4,000  $  4,996       $   185,601      $ (8,501,238)
Total
 realized/unrealized
 gains (losses)
 included in:
 Net income (loss):
  (1), (2)
  Net investment
    income..........        9      (54)     (191)       --         8                --                 --
  Net investment
    gains (losses)..       --        --        --       --        --                --                 --
  Net derivative
    gains (losses)..       --        --        --       --        --         (346,338)          4,739,671
  Policyholder
    benefits and
    claims..........       --        --        --       --        --            15,167          (109,550)
 OCI................      (9)     (507)        40       --        --             (531)            186,520
Purchases (3).......       --        --    17,894       --     4,996             4,119                 --
Sales (3)...........       --   (2,243)        --       --   (5,000)                --                 --
Settlements (3).....       --        --        --       --        --                --          (605,531)
Transfers into
 Level 3 (4)........       --     3,847        --       --        --                --                 --
Transfers out of
 Level 3 (4)........       --        --        --  (4,000)        --                --                 --
                      -------  --------  -------- --------  --------       -----------      -------------
Balance, end of
 period.............  $ 2,714  $ 16,508  $ 59,466 $     --  $  5,000       $ (141,982)      $ (4,290,128)
                      =======  ========  ======== ========  ========       ===========      =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss): (5)
 Net investment
  income............  $     9  $      5  $  (191) $     --  $      4       $        --      $          --
 Net investment
  gains (losses)....  $    --  $     --  $     -- $     --  $     --       $        --      $          --
 Net derivative
  gains (losses)....  $    --  $     --  $     -- $     --  $     --       $ (346,338)      $   4,763,773
 Policyholder
  benefits and
  claims............  $    --  $     --  $     -- $     --  $     --       $    15,167      $   (134,839)

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales and settlements is the purchase price and the sales or settlement proceeds based upon the actual date purchased and sold or settled, respectively. Items purchased and sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and other comprehensive income
   (loss), are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, the obligation to return cash collateral received (included in other

                       Exeter Reassurance Company, Ltd.

liabilities on the balance sheets) and short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                       September 30, 2014
                                 --------------------------------------------------------------
                                                    Fair Value Hierarchy
                                             ----------------------------------
                                  Carrying                                       Total Estimated
                                   Value         Level 1     Level 2     Level 3   Fair Value
                                 ----------- ----------- ----------- ----------- ---------------
                                                         (In thousands)
Assets:
Premiums, reinsurance and other
 receivables.................... $   118,155   $    --   $   110,093 $ (134,906)   $   (24,813)
Liabilities:
Debt -- affiliated.............. $   575,118   $    --   $   584,367 $       --    $   584,367
Other liabilities............... $    96,728   $    --   $    95,985 $      743    $    96,728

                                                        December 31, 2013
                                 ---------------------------------------------------------------
                                                    Fair Value Hierarchy
                                             ----------------------------------
                                  Carrying                                       Total Estimated
                                   Value         Level 1     Level 2     Level 3   Fair Value
                                 ----------- ----------- ----------- ----------- ---------------
                                                         (In thousands)
Assets
Premiums, reinsurance and other
 receivables.................... $   228,140   $    --   $   224,672 $ (161,249)   $    63,423
Liabilities
Debt -- affiliated.............. $   575,118   $    --   $   592,278 $       --    $   592,278
Other liabilities............... $     3,836   $    --   $     3,836 $       --    $     3,836

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements and amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives.

   Premiums receivable and those amounts recoverable under reinsurance agreements determined to transfer significant risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented. Amounts recoverable under ceded reinsurance agreements, which the Company has

                       Exeter Reassurance Company, Ltd.

 determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Debt -- Affiliated

   The estimated fair value of debt is principally determined using market standard valuation methodologies. Valuations of instruments classified as Level 2 are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

   Other liabilities consist of interest payable, amounts due for securities purchased but not yet settled, and amounts payable under certain assumed reinsurance agreements, which are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

6. Stockholder's Equity

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                                 Nine Months
                                                                    Ended
                                                              September 30, 2014
                                                    --------------------------------------
                                                       Unrealized      Foreign
                                                    Investment Gains  Currency
                                                    (Losses), Net of Translation
                                                    Related Offsets  Adjustment    Total
                                                    ---------------- ----------- ---------
                                                                (In thousands)
Balance, beginning of period.......................  $       5,896    $  63,116  $  69,012
OCI before reclassifications.......................         30,852       35,468     66,320
Deferred income tax benefit (expense)..............       (10,798)     (34,502)   (45,300)
                                                     -------------    ---------  ---------
 OCI before reclassifications, net of income tax...         25,950       64,082     90,032
Amounts reclassified from AOCI.....................          1,735           --      1,735
Deferred income tax benefit (expense)..............          (607)           --      (607)
                                                     -------------    ---------  ---------
 Amounts reclassified from AOCI, net of income tax.          1,128           --      1,128
                                                     -------------    ---------  ---------
Balance, end of period.............................  $      27,078    $  64,082  $  91,160
                                                     =============    =========  =========

                       Exeter Reassurance Company, Ltd.

                                                                 Nine Months
                                                                    Ended
                                                              September 30, 2013
                                                    --------------------------------------
                                                       Unrealized      Foreign
                                                    Investment Gains  Currency
                                                    (Losses), Net of Translation
                                                    Related Offsets  Adjustment    Total
                                                    ---------------- ----------- ---------
                                                                (In thousands)
Balance, beginning of period.......................   $     42,709   $   36,568  $  79,277
OCI before reclassifications.......................       (42,117)     (30,078)   (72,195)
Deferred income tax benefit (expense)..............         14,741           --     14,741
                                                      ------------   ----------  ---------
 OCI before reclassifications, net of income tax...         15,333        6,490     21,823
Amounts reclassified from AOCI.....................        (1,712)           --    (1,712)
Deferred income tax benefit (expense)..............            599           --        599
                                                      ------------   ----------  ---------
 Amounts reclassified from AOCI, net of income tax.        (1,113)           --    (1,113)
                                                      ------------   ----------  ---------
Balance, end of period.............................   $     14,220   $    6,490  $  20,710
                                                      ============   ==========  =========

  Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                           Statement of Operations and
AOCI Components                                         Amounts Reclassified from AOCI Comprehensive Income (Loss) Location
----------------------------------------------------   ------------------------------- ------------------------------------
                                                                 Nine Months
                                                                    Ended
                                                                September 30,
                                                       -------------------------------
                                                             2014            2013
                                                       ---------------- --------------
                                                               (In thousands)
Net unrealized investment gains (losses):
  Net unrealized investment gains (losses)............ $        (1,846) $        1,701    Net investment gains (losses)
  Net unrealized investment gains (losses)............              111             11    Net investment income
                                                       ---------------- --------------
   Net unrealized investment gains (losses), before
    income tax........................................          (1,735)          1,712
   Income tax (expense) benefit.......................              607          (599)
                                                       ---------------- --------------
   Net unrealized investment gains (losses), net
    income tax........................................          (1,128)          1,113
                                                       ---------------- --------------
Total reclassifications, net of income tax............ $        (1,128) $        1,113
                                                       ================ ==============

                       Exeter Reassurance Company, Ltd.

7. Other Expenses

  Information on other expenses was as follows:

                                                                 Nine Months
                                                                    Ended
                                                                September 30,
                                                             -------------------
                                                               2014      2013
                                                             --------- ---------
                                                               (In thousands)
Commissions................................................. $   5,084 $   8,610
Volume-related costs........................................     9,505    22,952
Affiliated costs of reinsurance.............................     9,542    52,758
Capitalization of deferred policy acquisition costs ("DAC").   (1,922)   (1,543)
Amortization of DAC.........................................    13,511  (15,703)
Interest expense on debt....................................    13,092     3,830
Premium taxes, licenses and fees............................         2        21
Professional services.......................................       230       335
Other.......................................................     4,185     3,532
                                                             --------- ---------
 Total other expenses....................................... $  53,229 $  74,792
                                                             ========= =========

Affiliated Expenses

  Commissions, volume-related costs and capitalization and amortization of DAC include the impact of affiliated reinsurance transactions.

  See Note 9 for a discussion of affiliated expenses included in the table above.

8. Contingencies and Commitments

  There is no pending or threatened litigation, claim or assessment against the Company that would constitute a material loss contingency.

  Various litigation, claims or assessments against the Company may arise in the ordinary course of the Company's business. Liabilities for litigations, claims or assessments are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. The Company regularly reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. Based on information currently known by the Company's management, in its opinion, there are no current legal proceedings, likely to have such an effect. However, it is possible that an adverse outcome in a litigation matter, should such a litigation matter arise in the future, could have a material effect on the Company's net income or cash flows.

9. Related Party Transactions

Service Agreements

  The Company had net payables to affiliates of $548 thousand and $593 thousand at September 30, 2014 and December 31, 2013, respectively.

                       Exeter Reassurance Company, Ltd.

  See Note 3 for additional related party transactions.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain affiliates, including Metropolitan Life Insurance Company, First MetLife Investors Insurance Company, MICC, MLI-USA, MLIIC, MetLife Europe Limited ("MEL"), New England Life Insurance Company and Alico Life International Limited, all of which are related parties.

  Information regarding the significant effects of affiliated reinsurance included in the statements of operations was as follows:

                                                                Nine Months
                                                                   Ended
                                                               September 30,
                                                        ---------------------------
                                                             2014          2013
                                                        -------------- ------------
                                                              (In thousands)
Revenues:
Premiums............................................... $       15,259 $     17,625
Universal life and investment-type product policy fees.        394,102      328,185
Net derivative gain (loss).............................    (1,190,345)    3,995,687
Other revenues.........................................         14,892      (3,808)
                                                        -------------- ------------
 Total revenues........................................ $    (766,092) $  4,337,689
                                                        ============== ============
Expenses:
Policyholder benefits and claims....................... $      300,075 $    195,205
Interest credited to policyholder account balances.....         13,574       12,905
Policyholder dividends.................................          9,537        9,298
Other expenses.........................................         23,157       58,939
                                                        -------------- ------------
 Total expenses........................................ $      346,343 $    276,347
                                                        ============== ============

  Information regarding the significant effects of affiliated reinsurance included in the balance sheets was as follows at:

                                             September 30, 2014 December 31, 2013
                                             ------------------ -----------------
                                                        (In thousands)
Assets:
Funds withheld at interest..................   $   2,146,385      $   2,045,389
Premiums, reinsurance and other receivables.         132,642            243,080
Deferred policy acquisition costs...........          71,449             80,831
                                               -------------      -------------
 Total assets...............................   $   2,350,476      $   2,369,300
                                               =============      =============
Liabilities:
Future policy benefits......................   $   2,132,914      $   2,062,320
Other policy-related balances...............       5,212,755          3,561,663
Policyholder dividends payable..............          15,996             16,256
Other liabilities...........................         123,860            250,807
                                               -------------      -------------
 Total liabilities..........................   $   7,485,525      $   5,891,046
                                               =============      =============

                       Exeter Reassurance Company, Ltd.

  In September 2012, the Company entered into a reinsurance agreement to assume 100% quota share of certain blocks of indemnity reinsurance from MEL. This agreement covers a portion of liabilities under defined portfolios of living time annuities contracts issued on or after the effective date. This agreement transfers risk to the Company, and therefore, is accounted for as reinsurance. As a result of the agreement, the Company recorded future policy benefits, presented within future policy benefits, of $475.6 million and $649.3 million, other reinsurance liabilities of $2.6 million and $16.9 million, and other reinsurance payables, included in other liabilities, were $30.7 million and $43.7 million at September 30, 2014 and December 31, 2013, respectively. The Company's statement of operations reflects a loss for this agreement of $3.1 million and $7.0 million, which includes premiums of $21 thousand and $1 thousand and policyholder benefits of $3.2 million and $7.0 million for the nine months ended September 31, 2014 and 2013, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were liabilities of $3,029.5 million and $1,226.6 million at September 30, 2014 and December 31, 2013, respectively. For the nine months ended September 30, 2014 and 2013, net derivative gains (losses) included ($1,235.1) million and $4,020.9 million, respectively, in changes in fair value of such embedded derivatives.

10. Subsequent Events

  In anticipation of the Mergers, certain risks formerly reinsured by Exeter were re-directed to affiliates through various forms of transactions. For certain risks that were re-directed in October 2014 and November 2014, the agreement terms included that the initial settlement amounts were to be based upon the reinsurance balances at September 30, 2014. The estimated impacts of these transactions to Exeter were a decrease in cash and invested assets of $2.6 billion, a decrease in future policy benefits of $500 million, a decrease in policyholder account balances of $1.2 billion and a decrease in other policy-related balances of $800 million. Also as a result of these transactions, Exeter recorded an estimated net loss of $100 million during the fourth quarter of 2014. These estimated amounts will be adjusted to actual settlement amounts by January 2015, in accordance with the applicable reinsurance recapture agreements' terms. The Company entered into another affiliated reinsurance transaction on November 10, 2014. The estimated impacts, based upon the account balances at September 30, 2014, are a decrease in cash and invested assets of $400 million, as decrease in future policy benefits of $500 million, offset by an increase in other policy-related balances of $100 million. It is likely that the final settlement amounts of these reinsurance transactions, that will consider additional available information, will differ from the estimated amounts and it is possible the differences may be material. Other than the above transactions, there are no additional transactions that have occurred subsequent to September 30, 2014, but prior to November 18, 2014, the date these financial statements were available to be issued.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       EXETER REASSURANCE COMPANY, LTD.

                             FINANCIAL STATEMENTS

           AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED
                DECEMBER 31, 2013, 2012 AND 2011 (AS RESTATED)
                       AND INDEPENDENT AUDITORS' REPORT

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Exeter Reassurance Company, Ltd.:

We have audited the accompanying financial statements of Exeter Reassurance Company, Ltd. (a wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the balance sheets as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2013, and the related notes to the financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Exeter Reassurance Company, Ltd. as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in accordance with accounting principles generally accepted in the United States of America.

EMPHASIS OF MATTER

As discussed in Note 1 to the financial statements, the accompanying financial statements have been restated to correct misstatements on the 2013, 2012 and 2011 statements of cash flows. Our opinion is not modified with respect to this matter.

OTHER MATTERS

In our report dated April 2, 2014 on the previously issued 2012 financial statements filed with the Cayman Islands Monetary Authority ("CIMA"), we expressed an opinion that the Company's 2012 balance sheet did not fairly present insurance liabilities and, accordingly, did not conform to the presentation required under accounting principles generally accepted in the United States of America. That presentation was based on practices prescribed or permitted by CIMA. As noted in Note 1, in these general purpose financial statements, the Company has changed its presentation of insurance liabilities to conform to accounting principles generally accepted in the United States of America. Accordingly, our present opinion on the 2012 financial statements, as presented herein, is different from that expressed in our previous report.

In addition, results of the Company may not be indicative of those of a stand-alone entity, as the Company is a member of a controlled group of affiliated companies.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants
Princeton, New Jersey
April 2, 2014
(October 27, 2014 as to Note 1 related to the restatements and November 7, 2014 as to Note 14)

                       EXETER REASSURANCE COMPANY, LTD.

                                BALANCE SHEETS
                          DECEMBER 31, 2013 AND 2012

                (IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)

                                                                                                           2013
                                                                                                      ---------------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $1,311,922
   and $1,719,913, respectively)..................................................................... $     1,321,081
  Short-term investments, at estimated fair value....................................................       2,781,282
  Derivative assets..................................................................................       2,375,499
  Funds withheld at interest.........................................................................       2,694,267
                                                                                                      ---------------
   Total investments.................................................................................       9,172,129
Cash and cash equivalents............................................................................         629,616
Accrued investment income............................................................................          94,238
Premiums, reinsurance and other receivables..........................................................         645,814
Deferred policy acquisition costs....................................................................         159,820
Current income tax recoverable.......................................................................         196,592
Deferred income tax recoverable......................................................................       1,529,464
                                                                                                      ---------------
   Total assets...................................................................................... $    12,427,673
                                                                                                      ===============
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future policy benefits............................................................................... $     2,747,421
Policyholder account balances........................................................................       2,488,945
Other policy-related balances........................................................................       2,170,145
Policyholder dividends payable.......................................................................          16,256
Debt -- affiliated...................................................................................         575,118
Derivative liabilities...............................................................................       2,648,454
Other liabilities....................................................................................         551,170
                                                                                                      ---------------
   Total liabilities.................................................................................      11,197,509
                                                                                                      ---------------
CONTINGENCIES AND COMMITMENTS (NOTE 12)
STOCKHOLDER'S EQUITY
Preferred stock, par value $.01 per share; 250,000 shares authorized, 200,000 issued and outstanding at December 31, 2013; par value $1.00 per share; 200,000 shares authorized, issued and outstanding at December 31, 2012; $2,000,000 aggregate liquidation preference at
 December 31, 2013 and 2012..........................................................................               2
Common stock, par value $.01 per share; 13,875,000 shares authorized, 13,466,000 issued and outstanding at December 31, 2013; par value $1.00 per share; 14,125,000 shares authorized,
 13,466,000 shares issued and outstanding at December 31, 2012.......................................             135
Additional paid-in capital...........................................................................       4,125,653
Retained earnings (accumulated deficit)..............................................................     (2,964,638)
Accumulated other comprehensive income (loss)........................................................          69,012
                                                                                                      ---------------
   Total stockholder's equity........................................................................       1,230,164
                                                                                                      ---------------
   Total liabilities and stockholder's equity........................................................ $    12,427,673
                                                                                                      ===============

                                                                                                           2012
                                                                                                      ---------------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $1,311,922
   and $1,719,913, respectively)..................................................................... $     1,785,619
  Short-term investments, at estimated fair value....................................................       4,307,652
  Derivative assets..................................................................................       4,652,428
  Funds withheld at interest.........................................................................       2,436,815
                                                                                                      ---------------
   Total investments.................................................................................      13,182,514
Cash and cash equivalents............................................................................         905,519
Accrued investment income............................................................................          93,501
Premiums, reinsurance and other receivables..........................................................         775,433
Deferred policy acquisition costs....................................................................         136,661
Current income tax recoverable.......................................................................         261,720
Deferred income tax recoverable......................................................................       2,267,071
                                                                                                      ---------------
   Total assets...................................................................................... $    17,622,419
                                                                                                      ===============
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future policy benefits............................................................................... $     2,735,580
Policyholder account balances........................................................................       8,831,285
Other policy-related balances........................................................................       1,896,818
Policyholder dividends payable.......................................................................          17,438
Debt -- affiliated...................................................................................          75,118
Derivative liabilities...............................................................................       1,665,997
Other liabilities....................................................................................       1,726,141
                                                                                                      ---------------
   Total liabilities.................................................................................      16,948,377
                                                                                                      ---------------
CONTINGENCIES AND COMMITMENTS (NOTE 12)
STOCKHOLDER'S EQUITY
Preferred stock, par value $.01 per share; 250,000 shares authorized, 200,000 issued and outstanding at December 31, 2013; par value $1.00 per share; 200,000 shares authorized, issued and outstanding at December 31, 2012; $2,000,000 aggregate liquidation preference at
 December 31, 2013 and 2012..........................................................................             200
Common stock, par value $.01 per share; 13,875,000 shares authorized, 13,466,000 issued and outstanding at December 31, 2013; par value $1.00 per share; 14,125,000 shares authorized,
 13,466,000 shares issued and outstanding at December 31, 2012.......................................          13,466
Additional paid-in capital...........................................................................       4,085,299
Retained earnings (accumulated deficit)..............................................................     (3,504,200)
Accumulated other comprehensive income (loss)........................................................          79,277
                                                                                                      ---------------
   Total stockholder's equity........................................................................         674,042
                                                                                                      ---------------
   Total liabilities and stockholder's equity........................................................ $    17,622,419
                                                                                                      ===============

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       EXETER REASSURANCE COMPANY, LTD.

                           STATEMENTS OF OPERATIONS
             FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                (IN THOUSANDS)

                                                            2013           2012          2011
                                                        ------------- --------------- -----------
REVENUES
Premiums............................................... $      59,372 $       949,827 $    71,518
Universal life and investment-type product policy fees.       586,571         548,425     432,722
Net investment income..................................        35,423          20,695      17,238
Net investment gains (losses)..........................      (56,581)          41,793     (1,086)
Net derivative gains (losses)..........................     1,935,248     (3,676,589)     230,434
Other revenues.........................................         1,395          22,916      43,740
                                                        ------------- --------------- -----------
   Total revenues......................................     2,561,428     (2,092,933)     794,566
                                                        ------------- --------------- -----------
EXPENSES
Policyholder benefits and claims.......................     1,379,886       1,811,746     309,339
Interest credited to policyholder account balances.....        17,399          16,598      15,831
Policyholder dividends.................................        26,675          30,279      30,722
Other expenses.........................................       101,207         206,841     169,883
                                                        ------------- --------------- -----------
   Total expenses......................................     1,525,167       2,065,464     525,775
                                                        ------------- --------------- -----------
Income (loss) before provision for income tax..........     1,036,261     (4,158,397)     268,791
Provision for income tax expense (benefit).............       364,215     (1,455,499)      94,077
                                                        ------------- --------------- -----------
Net income (loss)...................................... $     672,046 $   (2,702,898) $   174,714
                                                        ============= =============== ===========



              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       EXETER REASSURANCE COMPANY, LTD.

                   STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
             FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                (IN THOUSANDS)

                                                             2013           2012           2011
                                                         ------------ ---------------- ------------
Net income (loss)....................................... $    672,046 $    (2,702,898) $    174,714
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related
   offsets..............................................     (56,634)           25,017       35,549
 Foreign currency translation adjustments...............       26,548           13,028     (15,751)
                                                         ------------ ---------------- ------------
 Other comprehensive income (loss), before income tax...     (30,086)           38,045       19,798
 Income tax (expense) benefit related to items of other
   comprehensive income (loss)..........................       19,821          (8,756)     (12,442)
                                                         ------------ ---------------- ------------
 Other comprehensive income (loss), net of income tax...     (10,265)           29,289        7,356
                                                         ------------ ---------------- ------------
Comprehensive income (loss)............................. $    661,781 $    (2,673,609) $    182,070
                                                         ============ ================ ============




              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       EXETER REASSURANCE COMPANY, LTD.

                      STATEMENTS OF STOCKHOLDER'S EQUITY
             FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                (IN THOUSANDS)




                                                                                                  RETAINED
                                                                                   ADDITIONAL     EARNINGS
                                                             PREFERRED   COMMON     PAID-IN     (ACCUMULATED
                                                              STOCK      STOCK      CAPITAL       DEFICIT)
                                                            ---------- ---------- ------------ --------------
Balance at December 31, 2010...............................  $     --  $   13,466 $    548,218 $    (976,016)
Capital contribution from MetLife, Inc. (Note 9)...........                            703,860
Comprehensive income (loss):
Net income (loss)..........................................                                           174,714
Other comprehensive income (loss), net of income tax.......
                                                             --------  ---------- ------------ --------------
Balance at December 31, 2011...............................        --      13,466    1,252,078      (801,302)
                                                             --------  ---------- ------------ --------------
Capital contribution from MetLife, Inc. (Note 9)...........                            833,421
Non-cumulative perpetual preferred stock issuance -- newly
 issued shares (Note 9)....................................       200                1,999,800
Comprehensive income (loss):
Net income (loss)..........................................                                       (2,702,898)
Other comprehensive income (loss), net of income tax.......
                                                             --------  ---------- ------------ --------------
Balance at December 31, 2012...............................       200      13,466    4,085,299    (3,504,200)
                                                             --------  ---------- ------------ --------------
Capital contribution from MetLife, Inc. (Note 9)...........                             26,825
Change in preferred and common stock par value
 (Note 9)..................................................     (198)    (13,331)       13,529
Dividends on perpetual preferred stock.....................                                         (132,484)
Comprehensive income (loss):
Net income (loss)..........................................                                           672,046
Other comprehensive income (loss), net of income tax.......
                                                             --------  ---------- ------------ --------------
Balance at December 31, 2013...............................  $      2  $      135 $  4,125,653 $  (2,964,638)
                                                             ========  ========== ============ ==============

                                                                  ACCUMULATED OTHER
                                                             COMPREHENSIVE INCOME (LOSS)
                                                            -----------------------------
                                                                  NET         FOREIGN
                                                              UNREALIZED      CURRENCY
                                                              INVESTMENT    TRANSLATION           TOTAL
                                                             GAINS (LOSSES)  ADJUSTMENTS   STOCKHOLDER'S EQUITY
                                                            --------------- ------------- ---------------------
Balance at December 31, 2010...............................  $      3,341   $      39,291     $  (371,700)
Capital contribution from MetLife, Inc. (Note 9)...........                                        703,860
Comprehensive income (loss):
Net income (loss)..........................................                                        174,714
Other comprehensive income (loss), net of income tax.......        23,107        (15,751)            7,356
                                                             ------------   -------------     ------------
Balance at December 31, 2011...............................        26,448          23,540          514,230
                                                             ------------   -------------     ------------
Capital contribution from MetLife, Inc. (Note 9)...........                                        833,421
Non-cumulative perpetual preferred stock issuance -- newly
 issued shares (Note 9)....................................                                      2,000,000
Comprehensive income (loss):
Net income (loss)..........................................                                    (2,702,898)
Other comprehensive income (loss), net of income tax.......        16,261          13,028           29,289
                                                             ------------   -------------     ------------
Balance at December 31, 2012...............................        42,709          36,568          674,042
                                                             ------------   -------------     ------------
Capital contribution from MetLife, Inc. (Note 9)...........                                         26,825
Change in preferred and common stock par value
 (Note 9)..................................................                                             --
Dividends on perpetual preferred stock.....................                                      (132,484)
Comprehensive income (loss):
Net income (loss)..........................................                                        672,046
Other comprehensive income (loss), net of income tax.......      (36,813)          26,548         (10,265)
                                                             ------------   -------------     ------------
Balance at December 31, 2013...............................  $      5,896   $      63,116     $  1,230,164
                                                             ============   =============     ============


              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       EXETER REASSURANCE COMPANY, LTD.

                           STATEMENTS OF CASH FLOWS
             FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                (IN THOUSANDS)

                                                                                               2013           2012
                                                                                           -------------- --------------
                                                                                            AS RESTATED    AS RESTATED
                                                                                            SEE NOTE 1     SEE NOTE 1
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)......................................................................... $      672,046 $  (2,702,898)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Amortization of premiums and accretion of discounts associated with investments, net....         20,823          5,956
  (Gains) losses on investments, net......................................................         56,581       (41,793)
  (Gains) losses on derivatives, net......................................................      (204,378)      4,802,934
  Universal life and investment-type product policy fees..................................         11,088          (556)
  Change in accrued investment income.....................................................             28       (77,901)
  Change in premiums, reinsurance and other receivables...................................        112,292        155,762
  Change in deferred policy acquisition costs, net........................................       (23,159)         41,444
  Change in income tax recoverable (payable)..............................................        670,461    (1,675,874)
  Change in insurance-related liabilities and policy-related balances.....................        272,897        530,400
  Change in other liabilities.............................................................        101,876       (96,015)
  Other, net..............................................................................         31,681         24,977
                                                                                           -------------- --------------
Net cash provided by (used in) operating activities.......................................      1,722,236        966,436
                                                                                           -------------- --------------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities...............................................................        813,413      1,310,619
  Equity securities.......................................................................            128          7,212
Purchases of fixed maturity securities....................................................      (415,825)    (1,486,466)
Cash received in connection with freestanding derivatives.................................        146,845        415,944
Cash paid in connection with freestanding derivatives.....................................    (2,882,508)    (1,790,917)
Net change in short-term investments......................................................      1,525,163      1,497,830
Net change in funds withheld at interest..................................................      (336,545)      (146,444)
Other, net................................................................................        272,335         24,279
                                                                                           -------------- --------------
Net cash provided by (used in) investing activities.......................................      (876,994)      (167,943)
                                                                                           -------------- --------------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits................................................................................             --            212
  Withdrawals.............................................................................             --       (10,330)
Change in payables for derivative collateral..............................................    (1,276,847)    (1,627,743)
Long-term debt issuances -- affiliated....................................................        500,000             --
Capital contribution from MetLife, Inc....................................................             --        800,000
Dividend on preferred stock...............................................................      (132,484)             --
Other, net................................................................................      (166,050)      (122,628)
                                                                                           -------------- --------------
Net cash provided by (used in) financing activities.......................................    (1,075,381)      (960,489)
                                                                                           -------------- --------------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.       (45,764)       (23,555)
                                                                                           -------------- --------------
Change in cash and cash equivalents.......................................................      (275,903)      (185,551)
Cash and cash equivalents, beginning of year..............................................        905,519      1,091,070
                                                                                           -------------- --------------
CASH AND CASH EQUIVALENTS, END OF YEAR.................................................... $      629,616 $      905,519
                                                                                           ============== ==============
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid for:
  Interest................................................................................ $        5,107 $      134,691
                                                                                           ============== ==============
  Income tax.............................................................................. $      304,518 $      222,025
                                                                                           ============== ==============
Non-cash transactions:
  Purchase of fixed maturity securities associated with business transfer................. $           -- $      760,628
                                                                                           ============== ==============
  Purchase of short-term investments associated with business transfer.................... $           -- $       72,453
                                                                                           ============== ==============
  Capital contribution from MetLife, Inc.................................................. $       26,825 $       33,421
                                                                                           ============== ==============
  Issuance of non-cumulative perpetual preferred shares................................... $           -- $    2,000,000
                                                                                           ============== ==============
  Assignment of senior notes to MetLife, Inc.............................................. $           -- $  (2,000,000)
                                                                                           ============== ==============

                                                                                              2011
                                                                                           ------------
                                                                                           AS RESTATED
                                                                                           SEE NOTE 1
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)......................................................................... $    174,714
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Amortization of premiums and accretion of discounts associated with investments, net....         (62)
  (Gains) losses on investments, net......................................................        1,086
  (Gains) losses on derivatives, net......................................................      469,752
  Universal life and investment-type product policy fees..................................      (3,781)
  Change in accrued investment income.....................................................      (6,706)
  Change in premiums, reinsurance and other receivables...................................      358,863
  Change in deferred policy acquisition costs, net........................................       28,571
  Change in income tax recoverable (payable)..............................................     (19,555)
  Change in insurance-related liabilities and policy-related balances.....................      256,552
  Change in other liabilities.............................................................    (355,242)
  Other, net..............................................................................       29,195
                                                                                           ------------
Net cash provided by (used in) operating activities.......................................      933,387
                                                                                           ------------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities...............................................................      604,979
  Equity securities.......................................................................        2,880
Purchases of fixed maturity securities....................................................    (754,191)
Cash received in connection with freestanding derivatives.................................      876,691
Cash paid in connection with freestanding derivatives.....................................  (2,032,925)
Net change in short-term investments......................................................  (4,538,307)
Net change in funds withheld at interest..................................................     (98,811)
Other, net................................................................................      158,928
                                                                                           ------------
Net cash provided by (used in) investing activities.......................................  (5,780,756)
                                                                                           ------------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits................................................................................          416
  Withdrawals.............................................................................      (2,644)
Change in payables for derivative collateral..............................................    2,563,812
Long-term debt issuances -- affiliated....................................................    1,000,000
Capital contribution from MetLife, Inc....................................................      673,000
Dividend on preferred stock...............................................................           --
Other, net................................................................................       80,761
                                                                                           ------------
Net cash provided by (used in) financing activities.......................................    4,315,345
                                                                                           ------------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.        7,065
                                                                                           ------------
Change in cash and cash equivalents.......................................................    (524,959)
Cash and cash equivalents, beginning of year..............................................    1,616,029
                                                                                           ------------
CASH AND CASH EQUIVALENTS, END OF YEAR.................................................... $  1,091,070
                                                                                           ============
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid for:
  Interest................................................................................ $     69,232
                                                                                           ============
  Income tax.............................................................................. $    115,497
                                                                                           ============
Non-cash transactions:
  Purchase of fixed maturity securities associated with business transfer................. $         --
                                                                                           ============
  Purchase of short-term investments associated with business transfer.................... $         --
                                                                                           ============
  Capital contribution from MetLife, Inc.................................................. $     30,860
                                                                                           ============
  Issuance of non-cumulative perpetual preferred shares................................... $         --
                                                                                           ============
  Assignment of senior notes to MetLife, Inc.............................................. $         --
                                                                                           ============

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       EXETER REASSURANCE COMPANY, LTD.

                       NOTES TO THE FINANCIAL STATEMENTS

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

BUSINESS

  Exeter Reassurance Company, Ltd. (the "Company" or "Exeter") is a wholly-owned stock life insurance subsidiary of MetLife, Inc. (the "Holding Company").

  In 2011, the Company was redomesticated to the Cayman Islands. The Company was licensed as an Unrestricted Class B Insurer under the Insurance Law of the Cayman Islands (the "Law").

  Effective October 1, 2013, the Company redomesticated to the state of Delaware ("Delaware"). The Company is licensed as a Delaware pure captive insurance company under the Delaware Captive Insurance Law ("Delaware Law"). The Company engages in traditional and financial reinsurance of life insurance and annuity policies, primarily with affiliates.

  In the second quarter of 2013, the Holding Company announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged consist of MetLife Insurance Company of Connecticut ("MICC"), MetLife Investors USA Insurance Company ("MLI-USA") and MetLife Investors Insurance Company ("MLIIC"), each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter. MICC, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

BASIS OF PRESENTATION

  The Company has previously prepared, and filed, financial statements that comply with the filing requirements of the Cayman Islands Monetary Authority ("CIMA"). The financial statements as of and for the year ended December 31, 2012 presented insurance liabilities in the balance sheet in accordance with practices prescribed or permitted by CIMA, which presentation differs from the presentation requirements under generally accepted accounting principles. The presentation of insurance liabilities in these financial statements has been revised to present such amounts in accordance with accounting principles generally accepted in the United States.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


RESTATEMENTS

  The Company identified the following errors relating to the 2013, 2012 and 2011 statements of cash flows:

    . Net cash provided by operating activities was overstated and net cash used in investing activities was understated in 2012, as a result of errors relating to the non-cash component of the consideration received for the transfer of business to the Company from an affiliate.
    . The effects of changes in foreign currency exchange rates on cash and cash equivalents were incorrectly reported in 2013, 2012 and 2011, resulting in offsetting impacts on net cash provided by operating activities and net cash used in investing activities.
    . Certain transactions relating to fees on embedded derivatives were incorrectly reported in the cash flow statement in 2013, 2012 and 2011 including: (a) cash transactions incorrectly reported in (gains) losses on derivatives, net, resulting in impacts to both net cash provided by operating activities and net cash used in investing activities: and (b) non-cash transactions incorrectly reported in cash flows from investing activities in other, net, resulting in impacts to net cash used in investing activities.
    . Non-cash transactions relating to funds withheld at interest were incorrectly reported in net cash used in investing activities in 2013, 2012 and 2011.

  The combined errors resulted in an overstatement/(understatement) of (i) net cash provided by operating activities of $93,333 thousand, $991,168 thousand and ($76,861) thousand in 2013, 2012 and 2011, respectively; (ii) net cash used in investing activities of ($139,097) thousand, ($1,014,723) thousand and $83,926 thousand in 2013, 2012 and 2011, respectively; and (iii) the effect of change in foreign currency exchange rates on cash and cash equivalents of $45,764 thousand, $23,555 thousand and ($7,065) thousand in 2013, 2012 and 2011, respectively.

  The impact of the 2013, 2012 and 2011 restatements is shown in the tables below:

                                                                   FOR THE YEAR ENDED DECEMBER 31, 2013
                                                                 ----------------------------------------
                                                                 AS PREVIOUSLY CORRECTION OF
                                                                   REPORTED       ERRORS     AS ADJUSTED
                                                                 ------------- ------------- ------------
                                                                              (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
 (Gains) losses on derivatives, net............................. $(1,095,691)   $  891,313   $  (204,378)
 Change in accrued investment income............................ $      (737)   $      765   $         28
 Change in premiums, reinsurance and other receivables.......... $    130,149   $ (17,857)   $    112,292
 Change in income tax recoverable (payable)..................... $    822,557   $(152,096)   $    670,461
 Change in other assets......................................... $     26,549   $ (26,549)   $         --
 Change in insurance-related liabilities and policy-related
   balances..................................................... $    979,232   $(706,335)   $    272,897
 Change in other liabilities.................................... $    101,875   $        1   $    101,876
 Other, net..................................................... $    114,256   $ (82,575)   $     31,681
Net cash provided by (used in) operating activities............. $  1,815,569   $ (93,333)   $  1,722,236
CASH FLOWS FROM INVESTING ACTIVITIES
 Sales, maturities and repayments of:
   Fixed maturity securities.................................... $    803,256   $   10,157   $    813,413
 Net change in short-term investments........................... $  1,528,444   $  (3,281)   $  1,525,163
 Net change in funds withheld at interest....................... $  (257,452)   $ (79,093)   $  (336,545)
 Other, net..................................................... $     61,021   $  211,314   $    272,335
Net cash provided by (used in) investing activities............. $(1,016,091)   $  139,097   $  (876,994)
Effect of change in foreign currency exchange rates on cash and
  cash equivalents balances..................................... $         --   $ (45,764)   $   (45,764)

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


                                                               FOR THE YEAR ENDED DECEMBER 31, 2012
                                                             ----------------------------------------
                                                             AS PREVIOUSLY CORRECTION OF
                                                               REPORTED       ERRORS     AS ADJUSTED
                                                             ------------- ------------- ------------
                                                                          (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Adjustments to reconcile net income (loss) to net cash
  provided by (used in) operating activities:
 (Gains) losses on derivatives, net......................... $  4,156,565  $    646,369  $  4,802,934
 Change in premiums, reinsurance and other receivables...... $    149,271  $      6,491  $    155,762
 Change in income tax recoverable (payable)................. $(1,617,392)  $   (58,482)  $(1,675,874)
 Change in other assets..................................... $     13,027  $   (13,027)  $         --
 Change in insurance-related liabilities and policy-related
   balances................................................. $  1,932,786  $(1,402,386)  $    530,400
 Change in other liabilities................................ $   (31,859)  $   (64,156)  $   (96,015)
 Other, net................................................. $    130,954  $  (105,977)  $     24,977
Net cash provided by (used in) operating activities......... $  1,957,604  $  (991,168)  $    966,436
CASH FLOWS FROM INVESTING ACTIVITIES
 Purchases of fixed maturity securities..................... $(2,264,346)  $    777,880  $(1,486,466)
 Net change in short-term investments....................... $  1,423,762  $     74,068  $  1,497,830
 Net change in funds withheld at interest................... $  (218,801)  $     72,357  $  (146,444)
 Other, net................................................. $   (66,139)  $     90,418  $     24,279
Net cash provided by (used in) investing activities......... $(1,182,666)  $  1,014,723  $  (167,943)
Effect of change in foreign currency exchange rates on cash
  and cash equivalents balances............................. $         --  $   (23,555)  $   (23,555)

                                                                      FOR THE YEAR ENDED DECEMBER 31, 2011
                                                                    ----------------------------------------
                                                                    AS PREVIOUSLY CORRECTION OF
                                                                      REPORTED       ERRORS     AS ADJUSTED
                                                                    ------------- ------------- ------------
                                                                                 (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Adjustments to reconcile net income (loss) to net cash provided by
  (used in) operating activities:
 (Gains) losses on derivatives, net................................ $  (153,956)   $  623,708   $    469,752
 Change in accrued investment income............................... $    (8,031)   $    1,325   $    (6,706)
 Change in premiums, reinsurance and other receivables............. $    349,645   $    9,218   $    358,863
 Change in income tax recoverable (payable)........................ $   (50,030)   $   30,475   $   (19,555)
 Change in other assets............................................ $   (15,750)   $   15,750   $         --
 Change in insurance-related liabilities and policy-related
   balances........................................................ $    757,824   $(501,272)   $    256,552
 Change in other liabilities....................................... $  (354,977)   $    (265)   $  (355,242)
 Other, net........................................................ $    131,273   $(102,078)   $     29,195
Net cash provided by (used in) operating activities................ $    856,526   $   76,861   $    933,387
CASH FLOWS FROM INVESTING ACTIVITIES
Net change in funds withheld at interest........................... $   (91,382)   $  (7,429)   $   (98,811)
 Other, net........................................................ $    235,425   $ (76,497)   $    158,928
Net cash provided by (used in) investing activities................ $(5,696,830)   $ (83,926)    (5,780,756)
Effect of change in foreign currency exchange rates on cash and
  cash equivalents balances........................................ $         --   $    7,065   $      7,065

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

                     --------------------------------------
                     ACCOUNTING POLICY                 NOTE
                     --------------------------------------
                     Deferred Policy Acquistion Costs     2
                     --------------------------------------
                     Reserves                             3
                     --------------------------------------
                     Reinsurance                          4
                     --------------------------------------
                     Investments                          5
                     --------------------------------------
                     Derivatives                          6
                     --------------------------------------
                     Fair Value                           7
                     --------------------------------------
                     Income Tax                          11
                     --------------------------------------
                     Litigation Contingencies            12
                     --------------------------------------

 FUTURE POLICYHOLDER BENEFITS, POLICYHOLDER ACCOUNT BALANCES AND OTHER POLICY-RELATED BALANCES

  The Company establishes liabilities for insurance policies assumed by the Company. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. For long duration insurance contracts, assumptions such as mortality and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

  Liabilities for assumed universal secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities assumed are based on the average benefits payable over a range of scenarios.

  The assumed unearned revenue liability included in other policy-related balances relates to universal life-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


  The Company assumed and ceded guaranteed minimum benefits associated with certain variable annuity product risks that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

  Guarantees assumed are accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDB"), the portion of guaranteed minimum income benefits ("GMIB") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWB").

  Guarantees assumed are accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWB, guaranteed minimum accumulation benefits ("GMAB") and the portion of GMIB that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other policy-related balances include policy and contract claims and policyholder dividends due and unpaid.

  The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled.

DIVIDEND LIABILITY

  The terminal dividend liability for assumed participating traditional life insurance policies is equal to the liability for dividends paid to policyholders upon termination and after satisfying minimum period in-force requirements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

  Premiums related to assumed traditional life and variable annuity business are recognized as revenues when due. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to the business assumed.

DEFERRED POLICY ACQUISITION COSTS

  The Company reimburses the direct writer of the reinsured agreements for significant costs in connection with acquiring new and renewal reinsurance business. Costs that are related directly to the successful acquisition or renewal of reinsurance agreements are capitalized as DAC. Such costs primarily include:

    .  incremental direct costs of contract acquisition, such as commissions;

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

  All other acquisition-related costs, as well as all indirect costs, are expensed as incurred.

  DAC is amortized as follows:

 Products reinsured:                    In proportion to the following over
                                        estimated lives of the reinsurance
                                        agreements:
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Variable universal life contracts   Actual and expected future gross
 .  Variable deferred annuity contracts profits.

  See Note 2 for additional information on DAC amortization.

  The recovery of DAC is dependent upon the future profitability of the related business.

REINSURANCE AGREEMENTS

  For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as a reinsurer. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the Company is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

  Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities and other policy-related balances. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


  Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. Certain assumed GMWB, GMAB and GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

  If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

 INVESTMENTS

  NET INVESTMENT INCOME

    Income on investments is reported within net investment income, unless otherwise stated herein.

  FIXED MATURITY SECURITIES

    The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned.

    The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value and an analysis of the gross unrealized losses by severity and/or age. The analysis of gross unrealized losses is described further in Note 5 "--Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI. Adjustments are not made for subsequent recoveries in value.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


  SHORT-TERM INVESTMENTS

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at the estimated fair value or amortized cost, which approximates estimated fair value.

  DERIVATIVE ASSETS

    Derivative assets consist principally of freestanding derivatives with positive estimated fair values and are described in " -- Derivatives" below.

  FUNDS WITHHELD AT INTEREST

    Funds withheld at interest represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company records a funds withheld asset rather than the underlying investments. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

 DERIVATIVES

  FREESTANDING DERIVATIVES

    Freestanding derivatives are carried in the Company's balance sheets either as assets within derivative assets or as liabilities within derivative liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty absent a master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within derivative liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in derivative assets or derivative liabilities.

    The Company's derivatives are not designated as qualifying for hedge accounting. Changes in the estimated fair value of derivatives are generally reported in net derivative gains (losses) except for those in policyholder benefits and claims for economic hedges of variable annuity guarantees included in future policy benefits in the balance sheets. The fluctuations in estimated fair value of derivatives can result in significant volatility in net income.

  EMBEDDED DERIVATIVES

    The Company assumes variable annuity guarantees, modified coinsurance contracts and equity indexed deferred annuities that contain embedded derivatives. Additionally, the Company has retroceded certain of these variable annuity guarantees to unaffiliated reinsurance counterparties that also contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses) for assumed reinsurance or in policyholder benefits and claims for ceded reinsurance. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 FAIR VALUE

   Certain assets and liabilities are measured at estimated fair value in the Company's balance sheets. In addition, the notes to these financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

 INCOME TAX

   The Company joins with the Holding Company and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provision of the Internal Revenue Code of 1986 as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to the Holding Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, the Holding Company has elected the "percentage method' (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, one hundred percent of tax attributes such as losses are reimbursed by the Holding Company to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay to the Holding company each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. The Holding Company has current or prior deductions and credits (including by not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Holding Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Holding Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


   Deferred income tax assets and liabilities resulting from temporary differences between the financial reporting and tax basis of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred income tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included in other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as other expense and penalties recognized as a component of income tax expense.

 OTHER ACCOUNTING POLICIES

  CASH AND CASH EQUIVALENTS

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  OTHER REVENUES

    Other revenues consist of funds withheld investment credit fees associated with financial reinsurance.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


  POLICYHOLDER DIVIDENDS

    Pursuant to the terms of certain reinsurance agreements, the Company participates in the policyholder dividend scale of the ceding company. Policyholder dividends are approved annually by the ceding company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as the judgment of the ceding company's management as to the appropriate level of statutory surplus to be retained by the ceding company.

  FOREIGN CURRENCY

    Balance sheet accounts for reinsurance agreements that are settled in foreign currencies are translated at the exchange rate in effect at each year end and income and expense accounts are translated at the average exchange rates during the year. Translation adjustments are charged or credited directly to foreign currency translation adjustments, included in accumulated other comprehensive income or loss, net of applicable taxes. Intercompany receivables (payables) that are held in foreign currencies are translated at the exchange rate in effect at each year end and translation adjustments are charged directly to net investment gains (losses) in the period in which they occur.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 9.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 6.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. Under the new guidance, advertising costs may only be included in DAC if the capitalization criteria in the direct-response advertising guidance in Subtopic 340-20, OTHER ASSETS AND DEFERRED COSTS--CAPITALIZED ADVERTISING COSTS, are met. As a result, certain direct marketing, sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholders' equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 7.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  In March 2013, the FASB issued new guidance regarding foreign currency (Accounting Standards Update ("ASU") 2013-05, FOREIGN CURRENCY MATTERS (TOPIC
830): PARENT'S ACCOUNTING FOR THE CUMULATIVE TRANSLATION ADJUSTMENT UPON DERECOGNITION OF CERTAIN SUBSIDIARIES OR GROUPS OF ASSETS WITHIN A FOREIGN ENTITY OR OF AN INVESTMENT IN A FOREIGN ENTITY), effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The amendments require an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to apply the guidance in Subtopic 830-30, FOREIGN CURRENCY MATTERS -- TRANSLATION OF FINANCIAL STATEMENTS, to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in section 830-30-40, DERECOGNITION, still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

  In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, LIABILITIES (TOPIC 405): OBLIGATIONS RESULTING FROM JOINT AND SEVERAL LIABILITY ARRANGEMENTS FOR WHICH THE TOTAL AMOUNT OF THE OBLIGATION IS FIXED AT THE REPORTING DATE), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

                       EXETER REASSURANCE COMPANY, LTD.

2. DEFERRED POLICY ACQUISITION COSTS

  See Note 1 for a description of capitalized acquisition costs.

PARTICIPATING AND DIVIDEND-PAYING TRADITIONAL CONTRACTS

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency, and other factor changes and policyholder dividend scales are reasonably likely to significantly impact the rate of DAC amortization. On a quarterly basis, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to earnings. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. On a quarterly basis, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Total DAC amortization during a particular period may increase or decrease depending upon the relative size of the amortization change resulting from the adjustment to DAC for the update of actual gross margins and the re-estimation of expected future gross margins. On a quarterly basis, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

VARIABLE UNIVERSAL LIFE CONTRACTS, VARIABLE DEFERRED ANNUITY CONTRACTS AND EQUITY INDEXED DEFERRED ANNUITY CONTRACTS

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of expected future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC amortization. On a quarterly basis, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by the cumulated charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. On a quarterly basis, the Company also updates the actual amount of business remaining in-force, which impact expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

                       EXETER REASSURANCE COMPANY, LTD.

2. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)


FACTORS IMPACTING AMORTIZATION

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Amortization of DAC is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC was as follows:

                                                                YEARS ENDED DECEMBER 31,
                                                            --------------------------------
                                                               2013       2012       2011
                                                            ---------- ---------- ----------
                                                                     (IN THOUSANDS)
Balance at January 1,...................................... $  136,661 $  178,105 $  206,677
Capitalizations............................................      2,013      1,760      2,955
Amortization related to:
   Net investment gains (losses) and net derivative gains
     (losses)..............................................     23,559   (28,204)   (21,453)
   Other expenses..........................................    (2,413)   (15,000)   (10,074)
                                                            ---------- ---------- ----------
       Total amortization..................................     21,146   (43,204)   (31,527)
                                                            ---------- ---------- ----------
Balance at December 31,.................................... $  159,820 $  136,661 $  178,105
                                                            ========== ========== ==========

3. RESERVES

REINSURANCE LIABILITIES

  Future policy benefits are measured as follows:

  Product Type                         Measurement Assumptions:
  ---------------------------------------------------------------------------
  Assumed Participating Life           Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       ranging from 4% to 6% and mortality
                                       rates guaranteed in calculating the
                                       cash surrender values described in
                                       such contracts); and (ii) the
                                       liability for terminal dividends.
  ---------------------------------------------------------------------------
  Assumed traditional fixed annuities  Present value of expected future
  after annuitization                  payments. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 1% to 7% for domestic
                                       business and 2% to 5% for
                                       international business.

                       EXETER REASSURANCE COMPANY, LTD.

3. RESERVES (CONTINUED)


GUARANTEES

  The Company reinsures variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWB, GMAB and the portion of certain GMIB that does not require annuitization are accounted for as embedded derivatives in policyholder account balances and other policy-related balances which are further discussed in Note 6. Guarantees accounted for as reinsurance liabilities include:

Guarantee:                                       Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the
                                                average benefits payable over a range of
                                                scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on the present
          value is reduced to zero, that can    value of total expected assessments.
          be annuitized to receive a monthly  Assumptions are consistent with those used
          income stream that is not less        for estimating GMDBs liabilities.
          than a specified amount.            Calculation incorporates an assumption for
       .  Certain contracts also provide for    the percentage of the potential annuitizations
          a guaranteed lump sum return of       that may be elected by the contractholder.
          purchase premium in lieu of the
          annuitization benefit.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDBs liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                       EXETER REASSURANCE COMPANY, LTD.

3. RESERVES (CONTINUED)

  Information regarding the liabilities for guarantees (excluding embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    UNIVERSAL AND
                                                    VARIABLE LIFE
                                 ANNUITY CONTRACTS    CONTRACTS
   -                             ------------------ -------------
                                                      SECONDARY
                                   GMDBS    GMIBS    GUARANTEES      TOTAL
   -                             --------  -------- ------------- ----------
   ASSUMED
   Balance at January 1, 2011... $204,783  $172,260    $41,159    $  418,202
   Incurred guaranteed benefits.  197,432    72,496     (1,514)      268,414
   Paid guaranteed benefits.....  (74,439)       --         --       (74,439)
                                 --------  --------    -------    ----------
   Balance at December 31, 2011.  327,776   244,756     39,645       612,177
   Incurred guaranteed benefits.  169,545   230,988     10,288       410,821
   Paid guaranteed benefits.....  (79,815)       --         --       (79,815)
                                 --------  --------    -------    ----------
   Balance at December 31, 2012.  417,506   475,744     49,933       943,183
   Incurred guaranteed benefits.  125,884    52,561      7,018       185,463
   Paid guaranteed benefits.....  (59,132)       --         --       (59,132)
                                 --------  --------    -------    ----------
   Balance at December 31, 2013. $484,258  $528,305    $56,951    $1,069,514
                                 ========  ========    =======    ==========

   CEDED
   Balance at January 1, 2011... $  8,210  $     --    $    --    $    8,210
   Incurred guaranteed benefits.      (32)       --         --           (32)
   Paid guaranteed benefits.....       --        --         --            --
                                 --------  --------    -------    ----------
   Balance at December 31, 2011.    8,178        --         --         8,178
   Incurred guaranteed benefits.    2,920        --         --         2,920
   Paid guaranteed benefits.....       --        --         --            --
                                 --------  --------    -------    ----------
   Balance at December 31, 2012.   11,098        --         --        11,098
   Incurred guaranteed benefits.    3,704        --         --         3,704
   Paid guaranteed benefits.....       --        --         --            --
                                 --------  --------    -------    ----------
   Balance at December 31, 2013. $ 14,802  $     --    $    --    $   14,802
                                 ========  ========    =======    ==========

   NET
   Balance at January 1, 2011... $196,573  $172,260    $41,159    $  409,992
   Incurred guaranteed benefits.  197,464    72,496     (1,514)      268,446
   Paid guaranteed benefits.....  (74,439)       --         --       (74,439)
                                 --------  --------    -------    ----------
   Balance at December 31, 2011.  319,598   244,756     39,645       603,999
   Incurred guaranteed benefits.  166,625   230,988     10,288       407,901
   Paid guaranteed benefits.....  (79,815)       --         --       (79,815)
                                 --------  --------    -------    ----------
   Balance at December 31, 2012.  406,408   475,744     49,933       932,085
   Incurred guaranteed benefits.  122,180    52,561      7,018       181,759
   Paid guaranteed benefits.....  (59,132)       --         --       (59,132)
                                 --------  --------    -------    ----------
   Balance at December 31, 2013. $469,456  $528,305    $56,951    $1,054,712
                                 ========  ========    =======    ==========

                       EXETER REASSURANCE COMPANY, LTD.

4. REINSURANCE

  The Company assumes insurance risk from affiliated and unaffiliated insurance companies. The Company also cedes certain assumed insurance risks to unaffiliated reinsurers.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Premiums and policyholder benefits and claims in the statements of operations consist of amounts assumed, partially offset by amounts ceded under reinsurance agreements.

  The Company assumes risks from an unaffiliated company related to guaranteed minimum benefit guarantees written directly by the unaffiliated company. These assumed reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder's account balance and were liabilities of $1,262.3 million and $2,581.9 million at December 31, 2013 and 2012, respectively. For the years ended December 31, 2013, 2012 and 2011, net derivative gains (losses) included $1,126.5 million, ($394.9) million and $80.6 million, respectively, in changes in fair value of such embedded derivatives.

  At December 31, 2013 and 2012, the Company had $99.2 million and $287.2 million, respectively, of unsecured unaffiliated ceded reinsurance recoverable balances.

  Certain unaffiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on ceded unaffiliated reinsurance were $3.5 million and $28.9 million, at December 31, 2013 and 2012, respectively.

  The deposit liabilities on assumed unaffiliated reinsurance were $545 thousand and $335 thousand at December 31, 2013 and 2012, respectively.

RELATED PARTY REINSURANCE TRANSACTIONS

  The Company has reinsurance agreements with certain of the Holding Company's subsidiaries, including Metropolitan Life Insurance Company, First MetLife Investors Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, MetLife Europe Limited ("MEL"), New England Life Insurance Company and Alico Life International Limited, all of which are related parties.

                       EXETER REASSURANCE COMPANY, LTD.

4. REINSURANCE (CONTINUED)


  Information regarding the significant effects of affiliated reinsurance included in the statements of operations was as follows:

                                                                YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------
                                                            2013         2012          2011
                                                        ------------ ------------ --------------
                                                                     (IN THOUSANDS)
REVENUES
Premiums............................................... $     23,922 $    909,170 $       29,894
Universal life and investment-type product policy fees.      450,583      398,509        283,097
Net derivative gain (loss).............................    5,678,708    (723,305)    (2,818,107)
Other revenues.........................................        1,396       22,917         43,740
                                                        ------------ ------------ --------------
 Total revenues........................................ $  6,154,609 $    607,291 $  (2,461,376)
                                                        ============ ============ ==============
EXPENSES
Policyholder benefits and claims....................... $    255,205 $  1,273,113 $      234,143
Interest credited to policyholder account balances.....       17,399       16,598         15,831
Policyholder dividends.................................       12,295       14,256         14,013
Other expenses.........................................       82,569       16,845         26,466
                                                        ------------ ------------ --------------
 Total expenses........................................ $    367,468 $  1,320,812 $      290,453
                                                        ============ ============ ==============

  Information regarding the significant effects of affiliated reinsurance included in the balance sheets was as follows at:

                                                        DECEMBER 31,
                                                 --------------------------
                                                     2013         2012
                                                 ------------ -------------
                                                       (IN THOUSANDS)
    ASSETS
    Funds withheld at interest.................. $  2,045,389 $   1,796,083
    Premiums, reinsurance and other receivables.      243,080       160,658
    Deferred policy acquisition costs...........       80,831        76,892
                                                 ------------ -------------
     Total assets............................... $  2,369,300 $   2,033,633
                                                 ============ =============
    LIABILITIES
    Future policy benefits...................... $  2,062,320 $   2,043,905
    Other policy-related balances...............    3,561,663     8,130,768
    Policyholder dividends payable..............       16,256        17,438
    Other liabilities...........................      250,807       161,603
                                                 ------------ -------------
     Total liabilities.......................... $  5,891,046 $  10,353,714
                                                 ============ =============

  In September 2012, the Company entered into a reinsurance agreement to assume 100% quota share of certain blocks of indemnity reinsurance from MEL. This agreement covers a portion of liabilities under defined portfolios of living time annuities contracts issued on or after the effective date. This agreement transfers risk to the Company, and therefore, is accounted for as reinsurance. As a result of the agreement, the Company recorded future policy benefits, presented within future policy benefits, of $649.3 million and $792.3 million, other reinsurance liabilities of $16.9 million and $10.7 million, and other reinsurance payables, included in other

                       EXETER REASSURANCE COMPANY, LTD.

4. REINSURANCE (CONTINUED)

liabilities, were $43.7 million and $61.1 million at December 31, 2013 and 2012, respectively. The Company's statement of operations reflects a loss for this agreement of $8.6 million and $3.5 million, which includes premiums of $1 thousand and $881.2 million and policyholder benefits of $8.6 million and $884.7 million for the years ended December 31, 2013 and 2012, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were liabilities of $1,226.6 million and $6,249.3 million at December 31, 2013 and 2012, respectively. For the years ended December 31, 2013, 2012 and 2011, net derivative gains (losses) included $5,729.1 million, ($729.3) million and ($2,818.1) million, respectively, in changes in fair value of such embedded derivatives.

  The Company had no ceded affiliated reinsurance recoverable balances at December 31, 2013 and 2012.

5. INVESTMENTS

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

INVESTMENT RISKS AND UNCERTAINTIES

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation and currency. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g., structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


FIXED MATURITY SECURITIES AFS

 FIXED MATURITY SECURITIES AFS BY SECTOR

   The following table presents the fixed maturity securities AFS by sector. Included within fixed maturity securities are structured securities including commercial mortgage-backed securities ("CMBS"), ABS and residential mortgage-backed securities ("RMBS").

                                       DECEMBER 31, 2013                                 DECEMBER 31, 2012
                       ------------------------------------------------- -------------------------------------------------
                                       GROSS UNREALIZED                                  GROSS UNREALIZED
                         COST OR   -------------------------  ESTIMATED    COST OR   -------------------------  ESTIMATED
                        AMORTIZED           TEMPORARY  OTTI     FAIR      AMORTIZED           TEMPORARY  OTTI     FAIR
                          COST      GAINS    LOSSES   LOSSES    VALUE       COST      GAINS    LOSSES   LOSSES    VALUE
                       ----------- -------- --------- ------ ----------- ----------- -------- --------- ------ -----------
                                        (IN THOUSANDS)                                    (IN THOUSANDS)
FIXED MATURITY
 SECURITIES:
Foreign corporate..... $   535,332 $  5,294 $  7,203   $ --  $   533,423 $   621,950 $ 11,286  $ 1,814   $ --  $   631,422
U.S. corporate........     255,510   10,478    2,366     --      263,622     302,993   19,714      241     --      322,466
CMBS..................     135,781    1,724    4,941     --      132,564      82,307    4,019       --     --       86,326
State and political
 subdivision..........     114,310    6,862      916     --      120,256     115,352   20,220        5     --      135,567
U.S. Treasury and
 agency...............     101,947    1,225    3,924     --       99,248     290,766    2,765        2     --      293,529
ABS...................      79,461    1,323      264     --       80,520     195,178    2,707        9     --      197,876
RMBS..................      61,322    2,261      794     --       62,789      76,727    5,179       --     --       81,906
Foreign government....      28,259      400       --     --       28,659      34,640    1,887       --     --       36,527
                       ----------- -------- --------   ----  ----------- ----------- --------  -------   ----  -----------
 Total fixed maturity
  securities.......... $ 1,311,922 $ 29,567 $ 20,408   $ --  $ 1,321,081 $ 1,719,913 $ 67,777  $ 2,071   $ --  $ 1,785,619
                       =========== ======== ========   ====  =========== =========== ========  =======   ====  ===========

   The Company held no non-income producing fixed maturity securities at December 31, 2013 and 2012.

 METHODOLOGY FOR AMORTIZATION OF PREMIUM AND ACCRETION OF DISCOUNT ON STRUCTURED SECURITIES

   Amortization of premium or accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


 MATURITIES OF FIXED MATURITY SECURITIES

  The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                           DECEMBER 31,
                                            -------------------------------------------
                                                    2013                  2012
                                            --------------------- ---------------------
                                                       ESTIMATED             ESTIMATED
                                            AMORTIZED    FAIR     AMORTIZED    FAIR
                                              COST       VALUE      COST       VALUE
                                            ---------- ---------- ---------- ----------
                                                          (IN THOUSANDS)
Due in one year or less.................... $  246,228 $  246,780 $  273,190 $  273,472
Due after one year through five years......    280,090    283,376    520,894    524,882
Due after five years through ten years.....    308,324    311,927    364,081    386,994
Due after ten years........................    200,716    203,125    207,536    234,163
                                            ---------- ---------- ---------- ----------
 Subtotal..................................  1,035,358  1,045,208  1,365,701  1,419,511
Structured securities (CMBS, ABS and RMBS).    276,564    275,873    354,212    366,108
                                            ---------- ---------- ---------- ----------
 Total fixed maturity securities........... $1,311,922 $1,321,081 $1,719,913 $1,785,619
                                            ========== ========== ========== ==========

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. CMBS, ABS and RMBS are shown separately, as they are not due at a single maturity.

 CONTINUOUS GROSS UNREALIZED LOSSES FOR FIXED MATURITY SECURITIES AFS BY SECTOR

  The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts include the noncredit component of OTTI loss.

                                           DECEMBER 31, 2013                          DECEMBER 31, 2012
                               ------------------------------------------ ------------------------------------------
                                                     EQUAL TO OR GREATER                        EQUAL TO OR GREATER
                                LESS THAN 12 MONTHS     THAN 12 MONTHS     LESS THAN 12 MONTHS     THAN 12 MONTHS
                               --------------------- -------------------- --------------------- --------------------
                               ESTIMATED    GROSS    ESTIMATED   GROSS    ESTIMATED    GROSS    ESTIMATED   GROSS
                                 FAIR     UNREALIZED   FAIR    UNREALIZED   FAIR     UNREALIZED   FAIR    UNREALIZED
                                 VALUE      LOSSES     VALUE     LOSSES     VALUE      LOSSES     VALUE     LOSSES
                               ---------- ---------- --------- ---------- ---------- ---------- --------- ----------
                                                    (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Foreign corporate............. $  214,876 $   7,203  $     --     $ --    $  288,797  $  1,814    $  --     $  --
U.S. corporate................     50,458     1,771     4,378      595        54,064       241       --        --
CMBS..........................     62,872     4,941        --       --            --        --       --        --
State and political
 subdivision..................     14,936       916        --       --           775         5       --        --
U.S. Treasury and agency......     28,434     3,924        --       --         2,522         2       --        --
ABS...........................     18,907       264        --       --        72,441         9       --        --
RMBS..........................     17,541       794        --       --            --        --       --        --
                               ---------- ---------  --------     ----    ----------  --------    -----     -----
  Total fixed maturity
   securities................. $  408,024 $  19,813  $  4,378     $595    $  418,599  $  2,071    $  --     $  --
                               ========== =========  ========     ====    ==========  ========    =====     =====
Total number of securities in
 an unrealized loss
 position.....................         79                   2                     67                 --
                               ==========            ========             ==========              =====

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


 EVALUATION OF AFS SECURITIES FOR OTTI AND EVALUATING TEMPORARILY IMPAIRED AFS SECURITIES

  EVALUATION AND MEASUREMENT METHODOLOGIES

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds; current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)

      information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The amortized cost of fixed maturity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  CURRENT PERIOD EVALUATION

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected) and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased
  $18.3 million during the year ended December 31, 2013 from $2.1 million to $20.4 million. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, there were no fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

FUNDS WITHHELD AT INTEREST

  Funds withheld at interest represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. At December 31, 2013 and 2012, such amounts consisted of balances withheld in connection with reinsurance agreements with affiliates of the Holding Company, as presented in
Note 4, and an unaffiliated company.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


CASH EQUIVALENTS

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $40.8 million and $410.6 million at December 31, 2013 and 2012, respectively.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                 YEARS ENDED DECEMBER 31,
                                            ----------------------------------
                                               2013       2012        2011
                                            ---------- ----------- -----------
                                                      (IN THOUSANDS)
 Fixed maturity securities................. $    9,072 $    65,706 $    41,752
 Equity securities.........................         --          --     (1,063)
 Deferred income tax benefit (expense).....    (3,176)    (22,997)    (14,241)
                                            ---------- ----------- -----------
  Net unrealized investment gains (losses). $    5,896 $    42,709 $    26,448
                                            ========== =========== ===========

  The changes in net unrealized investment gains (losses) were as follows:

                                                          YEARS ENDED DECEMBER 31,
                                                      ---------------------------------
                                                         2013       2012       2011
                                                      ----------- --------- -----------
                                                               (IN THOUSANDS)
Balance, January 1,.................................. $    42,709 $  26,448 $     3,341
Unrealized investment gains (losses) during the year.    (56,634)    25,017      35,549
Deferred income tax benefit (expense)................      19,821   (8,756)    (12,442)
                                                      ----------- --------- -----------
Balance, December 31,................................ $     5,896 $  42,709 $    26,448
                                                      =========== ========= ===========
Change in net unrealized investment gains (losses)... $  (36,813) $  16,261 $    23,107
                                                      =========== ========= ===========

CONCENTRATIONS OF CREDIT RISK

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2013 and 2012.

INVESTED ASSETS HELD IN TRUST AND PLEDGED AS COLLATERAL

  Invested assets held in trust and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments, and fixed maturity securities at:

                                                                    DECEMBER 31,
                                                                ---------------------
                                                                   2013       2012
                                                                ---------- ----------
                                                                   (IN THOUSANDS)
Invested assets held in trust (1).............................. $2,754,170 $4,697,418
Invested assets pledged as collateral (2)......................  1,024,682    289,145
                                                                ---------- ----------
 Total invested assets held in trust and pledged as collateral. $3,778,852 $4,986,563
                                                                ========== ==========

--------

(1)The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


(2)Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 6.

VARIABLE INTEREST ENTITIES

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements.

 CONSOLIDATED VIES

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012.

 UNCONSOLIDATED VIES

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                               DECEMBER 31,
                                                 -----------------------------------------
                                                         2013                 2012
                                                 -------------------- --------------------
                                                            MAXIMUM              MAXIMUM
                                                 CARRYING  EXPOSURE   CARRYING  EXPOSURE
                                                  VALUE   TO LOSS (1)  VALUE   TO LOSS (1)
                                                 -------- ----------- -------- -----------
                                                              (IN THOUSANDS)
Fixed maturity securities AFS:
 Structured securities (ABS, CMBS and RMBS) (2). $275,873  $275,873   $366,108  $366,108
 Foreign corporate..............................    5,186     5,186      5,525     5,525
                                                 --------  --------   --------  --------
   Total........................................ $281,059  $281,059   $371,633  $371,633
                                                 ========  ========   ========  ========

--------
(1)The maximum exposure to loss relating to fixed maturity securities is equal to their carrying amounts or the carrying amounts of retained interests.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


NET INVESTMENT INCOME

  The components of net investment income were as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                     --------------------------
                                                       2013     2012     2011
                                                     -------- -------- --------
                                                           (IN THOUSANDS)
 Investment Income:
  Fixed maturity securities......................... $ 41,202 $ 29,831 $ 23,825
  Equity securities.................................       --       94      619
  Cash, cash equivalents and short-term investments.    3,247    6,415    3,314
  Other.............................................  (3,155)  (4,792)  (4,622)
                                                     -------- -------- --------
    Subtotal........................................   41,294   31,548   23,136
                                                     -------- -------- --------
  Less: Investment expenses.........................    5,871   10,853    5,898
                                                     -------- -------- --------
    Net investment income........................... $ 35,423 $ 20,695 $ 17,238
                                                     ======== ======== ========

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and expenses included in the table above.

NET INVESTMENT GAINS (LOSSES)

 COMPONENTS OF NET INVESTMENT GAINS (LOSSES)

   The components of net investment gains (losses) were as follows:

                                                 YEARS ENDED DECEMBER 31,
                                                --------------------------
                                                  2013     2012     2011
                                                --------- ------- --------
                                                      (IN THOUSANDS)
     Fixed maturity securities................. $   2,066 $   711 $  4,717
     Equity securities.........................        --   3,675    (292)
     Other investment portfolio gains (losses).  (58,647)  37,407  (5,511)
                                                --------- ------- --------
      Total net investment gains (losses)...... $(56,581) $41,793 $(1,086)
                                                ========= ======= ========

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($59.2) million, $37.3 million and ($5.9) million for the years ended December 31, 2013, 2012 and 2011, respectively.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


 SALES OR DISPOSALS OF FIXED MATURITY AND EQUITY SECURITIES

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                            YEARS ENDED DECEMBER 31,     YEARS ENDED DECEMBER 31,    YEARS ENDED DECEMBER 31,
                         ------------------------------- -----------------------  -------------------------------
                            2013      2012       2011    2013     2012     2011      2013      2012       2011
                         ---------- --------- ---------- -----  -------- -------- ---------- --------- ----------
                            FIXED MATURITY SECURITIES       EQUITY SECURITIES                  TOTAL
                         ------------------------------- -----------------------  -------------------------------
                                                             (IN THOUSANDS)
Proceeds................ $  251,239 $  34,432 $  421,298 $  --  $  7,212 $  2,880 $  251,239 $  41,644 $  424,178
                         ========== ========= ========== =====  ======== ======== ========== ========= ==========
Gross investment
 gains.................. $    2,721 $     755 $    5,178 $  --  $  3,675 $     -- $    2,721 $   4,430 $    5,178
Gross investment
 losses.................      (655)      (44)      (461)    --        --    (292)      (655)      (44)      (753)
                         ---------- --------- ---------- -----  -------- -------- ---------- --------- ----------
  Net investment gains
   (losses)............. $    2,066 $     711 $    4,717 $  --  $  3,675 $  (292) $    2,066 $   4,386 $    4,425
                         ========== ========= ========== =====  ======== ======== ========== ========= ==========

   There were no OTTI losses on fixed maturity securities or equity securities during the years ended December 31, 2013, 2012 and 2011.

RELATED PARTY INVESTMENT TRANSACTIONS

  In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. There were no invested assets transferred to affiliates for the years ended December 31, 2013 and 2012. There were no invested assets transferred from affiliates for the year ended December 31, 2013. The estimated fair value of invested assets transferred from affiliates for the year ended December 31, 2012 was $857.4 million. There were no invested assets transferred from affiliates for the year ended December 31, 2011.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $4.6 million, $7.2 million and $4.5 million for the years ended December 31, 2013, 2012 and 2011, respectively.

6. DERIVATIVES

ACCOUNTING FOR DERIVATIVES

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

DERIVATIVE STRATEGIES

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives may be cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. The Company also purchases certain securities and engages in certain reinsurance agreements that have embedded derivatives.

  The Company utilizes all derivatives in non-qualifying hedging relationships.

 INTEREST RATE DERIVATIVES

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, futures and options.

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount.

   In exchange-traded interest rate Treasury futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate Treasury futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. Swaptions are included in interest rate options.

 FOREIGN CURRENCY EXCHANGE RATE DERIVATIVES

   The Company uses foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date.

   To a lesser extent, the Company uses exchange-traded currency futures to hedge currency mismatches between assets and liabilities.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


 EQUITY DERIVATIVES

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products assumed by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products reinsured by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period.

   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products reinsured by the Company.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Inter-Bank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its reinsured products. TRRs can be used as hedges or to synthetically create investments.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


PRIMARY RISKS MANAGED BY DERIVATIVES

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:



DERIVATIVES NOT
DESIGNATED OR NOT
QUALIFYING AS HEDGING          PRIMARY UNDERLYING RISK
INSTRUMENTS                            EXPOSURE
---------------------       -------------------------------

Interest rate swaps........ Interest rate..................
Interest rate futures...... Interest rate..................
Interest rate options...... Interest rate..................
Foreign currency forwards.. Foreign currency exchange rate.
Currency futures........... Foreign currency exchange rate.
Equity futures............. Equity market..................
Equity options............. Equity market..................
Variance swaps............. Equity market..................
Total rate of return swaps. Equity market..................

 Total non-designated or non-qualifying derivatives.......

                                         DECEMBER 31, 2013                  DECEMBER 31, 2012
                                ----------------------------------- ----------------------------------
                                              ESTIMATED FAIR VALUE               ESTIMATED FAIR VALUE
                                             ----------------------             ----------------------
   PRIMARY UNDERLYING RISK        NOTIONAL     NOTIONAL
           EXPOSURE                AMOUNT      ASSETS   LIABILITIES   AMOUNT      ASSETS   LIABILITIES
------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
                                                            (IN THOUSANDS)
Interest rate.................. $ 23,221,522 $1,040,377 $  562,851  $22,298,852 $1,867,230 $  611,572
Interest rate..................    4,462,013      9,047      6,547    6,437,033        598     20,980
Interest rate..................   17,690,095    131,341    235,516   11,440,095    302,989     58,486
Foreign currency exchange rate.    2,324,152        728    171,078    2,281,296      1,051    177,496
Foreign currency exchange rate.      364,550      1,169      1,022      518,160      3,864         --
Equity market..................    4,327,600      1,284     39,600    5,898,717     14,146    105,452
Equity market..................   31,414,484  1,024,034  1,005,551   18,897,916  2,346,326    355,433
Equity market..................   18,917,116    167,519    469,330   17,177,849    111,788    241,073
Equity market..................    3,339,982         --    156,959    2,791,568      4,436     95,505
                                ------------ ---------- ----------  ----------- ---------- ----------
$106,061,514 $2,375,499 $2,648,454  $87,741,486 $4,652,428 $1,665,997
                                ============ ========== ==========  =========== ========== ==========

NET DERIVATIVE GAINS (LOSSES)

  The components of net derivative gains (losses) were as follows:

                                                 YEARS ENDED DECEMBER 31,
                                        ------------------------------------------
                                             2013           2012          2011
                                        -------------- -------------- ------------
                                                      (IN THOUSANDS)
Derivatives and hedging gains (losses). $  (4,841,296) $  (2,586,885) $  2,941,895
Embedded derivatives...................      6,776,544    (1,089,704)  (2,711,461)
                                        -------------- -------------- ------------
 Total net derivatives gains (losses).. $    1,935,248 $  (3,676,589) $    230,434
                                        ============== ============== ============

  The following table presents earned income on derivatives for the:

                                             YEARS ENDED DECEMBER 31,
                                       ------------------------------------
                                           2013         2012        2011
                                       ------------ ------------ ----------
                                                  (IN THOUSANDS)
     Net derivative gains (losses).... $  (262,379) $     20,202 $  141,929
     Policyholder benefits and claims.    (274,848)    (113,899)     16,833
                                       ------------ ------------ ----------
      Total........................... $  (537,227) $   (93,697) $  158,762
                                       ============ ============ ==========

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


NON-QUALIFYING DERIVATIVES

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                      NET       POLICYHOLDER
                                                   DERIVATIVE   BENEFITS AND
                                                 GAINS (LOSSES)  CLAIMS (1)
                                                 -------------- ------------
                                                       (IN THOUSANDS)
    FOR THE YEAR ENDED DECEMBER 31, 2013:
     Interest rate derivatives.................. $    (925,139) $    (1,364)
     Foreign currency exchange rate derivatives.      (514,563)           --
     Equity derivatives.........................    (3,139,215)    (635,931)
                                                 -------------- ------------
       Total.................................... $  (4,578,917) $  (637,295)
                                                 ============== ============
    FOR THE YEAR ENDED DECEMBER 31, 2012:
     Interest rate derivatives.................. $    (204,299) $         --
     Foreign currency exchange rate derivatives.      (284,745)           --
     Equity derivatives.........................    (2,118,043)    (367,490)
                                                 -------------- ------------
       Total.................................... $  (2,607,087) $  (367,490)
                                                 ============== ============
    FOR THE YEAR ENDED DECEMBER 31, 2011:
     Interest rate derivatives.................. $    1,527,402 $         --
     Foreign currency exchange rate derivatives.        143,177           --
     Equity derivatives.........................      1,129,387     (82,696)
                                                 -------------- ------------
       Total.................................... $    2,799,966 $   (82,696)
                                                 ============== ============

--------

(1)Changes in estimated fair value related to economic hedges of reinsured variable annuity guarantees.

CREDIT RISK ON FREESTANDING DERIVATIVES

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by International Swaps and Derivatives Association ("ISDA") Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set-off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives. See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                              DECEMBER 31, 2013         DECEMBER 31, 2012
                                                          ------------------------- -------------------------
DERIVATIVES SUBJECT TO A MASTER NETTING ARRANGEMENT OR A
SIMILAR ARRANGEMENT                                          ASSETS    LIABILITIES     ASSETS    LIABILITIES
--------------------------------------------------------  ------------ ------------ ------------ ------------
                                                                            (IN THOUSANDS)
 Gross estimated fair value of derivatives:
  OTC-bilateral.......................................... $  2,430,173 $  2,593,152 $  4,708,762 $  1,534,233
  Exchange-traded........................................       11,500       47,169       18,608      126,432
                                                          ------------ ------------ ------------ ------------
    Total gross estimated fair value of
      derivatives (1)....................................    2,441,673    2,640,321    4,727,370    1,660,665
 Amounts offset in the balance sheets....................           --           --           --           --
                                                          ------------ ------------ ------------ ------------
 Estimated fair value of derivatives presented in the
   balance sheets (1)....................................    2,441,673    2,640,321    4,727,370    1,660,665
 Gross amounts not offset in the balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..........................................  (1,869,869)  (1,869,869)  (1,518,669)  (1,518,669)
  Exchange-traded........................................      (5,368)      (5,368)     (18,608)     (18,608)
 Cash collateral (3)
  OTC-bilateral..........................................    (163,210)           --  (1,473,376)           --
  Exchange-traded........................................           --     (39,008)           --    (107,824)
 Securities collateral (4)
  OTC-bilateral..........................................    (377,561)    (646,079)  (1,716,717)     (13,667)
  Exchange-traded........................................           --      (2,793)           --           --
                                                          ------------ ------------ ------------ ------------
 Net amount after application of master netting
   agreements and collateral............................. $     25,665 $     77,204 $         -- $      1,897
                                                          ============ ============ ============ ============

--------

(1)At December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $66,175 thousand and $74,942 thousand, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $8,133 thousand and $5,332 thousand, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received is included in cash and cash equivalents and the obligation to return it is included in other liabilities in the balance sheet. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded derivatives and is included in premiums, reinsurance and other receivables in the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2013 and 2012, the Company received excess cash collateral of $33,319 thousand and $0, respectively, and provided excess cash collateral of $185,299 thousand and $167,655 thousand, respectively, which is not included in the table above due to the foregoing limitation.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2013 and 2012, the Company received excess securities collateral of $96,746 thousand and $59,320 thousand, respectively, for its OTC-bilateral derivatives which are not included in the table above due to the foregoing limitation. At
   December 31, 2013 and 2012, the Company provided excess securities collateral of $0 and $0, respectively, for its OTC-bilateral derivatives and $36,182 thousand and $39,989 thousand, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                  ESTIMATED FAIR VALUE OF   FAIR VALUE OF INCREMENTAL COLLATERAL
                                   COLLATERAL PROVIDED:                PROVIDED UPON:
                                  ----------------------- ----------------------------------------
                                                                         DOWNGRADE IN THE HOLDING
                                                                         COMPANY'S CREDIT RATING
                     ESTIMATED                              ONE NOTCH    TO A LEVEL THAT TRIGGERS
                   FAIR VALUE OF                          DOWNGRADE IN        FULL OVERNIGHT
                   DERIVATIVES IN                          THE HOLDING     COLLATERALIZATION OR
                   NET LIABILITY      FIXED MATURITY        COMPANY'S          TERMINATION
                    POSITION (1)        SECURITIES        CREDIT RATING OF THE DERIVATIVE POSITION
                   -------------- ----------------------- ------------- --------------------------
                                                   (IN THOUSANDS)
December 31, 2013. $      723,283      $    646,079        $    20,912         $    21,353
December 31, 2012. $       15,564      $     13,667        $        --         $        --

--------

(1)After taking into consideration the existence of netting agreements.

EMBEDDED DERIVATIVES

  The Company assumes variable annuities, modified coinsurance contracts, equity indexed deferred annuities and purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: assumed variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; ceded reinsurance agreements of guaranteed minimum benefits related to GMABs and certain GMIBs; assumed modified coinsurance contracts; assumed reinsurance on equity indexed deferred annuities; and options embedded in debt and equity securities.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                        DECEMBER 31,
                                                                  -------------------------
                                        BALANCE SHEET LOCATION        2013         2012
                                       -------------------------- ------------ ------------
                                                                       (IN THOUSANDS)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $    122,515 $    257,690
  Assumed modified coinsurance         Funds withheld at
   contracts.......................... interest..................       24,035       72,357
                                                                  ------------ ------------
   Net embedded derivatives within asset host contracts.......    $    146,550 $    330,047
                                                                  ============ ============
Net embedded derivatives within liability host contracts:
  Assumed guaranteed minimum benefits. Other policy-related
                                       balances.................. $  2,488,944 $  8,831,285
                                                                  ------------ ------------
   Net embedded derivatives within liability host contracts...    $  2,488,944 $  8,831,285
                                                                  ============ ============

  The following table presents changes in estimated fair value related to embedded derivatives:

                                             YEARS ENDED DECEMBER 31,
                                    ------------------------------------------
                                        2013          2012           2011
                                    ------------ -------------- --------------
                                                  (IN THOUSANDS)
 Net derivative gains (losses) (1). $  6,776,544 $  (1,089,704) $  (2,711,461)
 Policyholder benefits and claims.. $  (139,134) $       72,507 $       70,390

--------

(1)The valuation of reinsured guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($996.3) million, ($1,603.0) million and $1,956.9 million, for the years ended December 31, 2013, 2012 and 2011, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were $19.4 million, $2.9 million and ($23.1) million, for the years ended December 31, 2013, 2012 and 2011, respectively.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The size of the bid/ask
                          spread is used as an indicator of
                          market activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


RECURRING FAIR VALUE MEASUREMENTS

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below.

                                                                  DECEMBER 31, 2013
                                                ------------------------------------------------------
                                                         FAIR VALUE HIERARCHY
                                                --------------------------------------
                                                                                       TOTAL ESTIMATED
                                                  LEVEL 1      LEVEL 2      LEVEL 3      FAIR VALUE
                                                ------------ ------------ ------------ ---------------
                                                                    (IN THOUSANDS)
ASSETS:
Fixed maturity securities:
 Foreign corporate............................. $         -- $    533,423 $         --  $    533,423
 U.S. corporate................................           --      253,705        9,917       263,622
 CMBS..........................................           --       75,017       57,547       132,564
 State and political subdivision...............           --      120,256           --       120,256
 U.S. Treasury and agency......................       99,248           --           --        99,248
 ABS...........................................           --       80,520           --        80,520
 RMBS..........................................           --       62,789           --        62,789
 Foreign government............................           --       28,659           --        28,659
                                                ------------ ------------ ------------  ------------
   Total fixed maturity securities.............       99,248    1,154,369       67,464     1,321,081
                                                ------------ ------------ ------------  ------------
Short-term investments (1).....................    2,630,762      101,270           --     2,732,032
Derivative assets: (2)
 Interest rate contracts.......................        9,046    1,171,719           --     1,180,765
 Foreign currency contracts....................        1,169          728           --         1,897
 Equity market contracts.......................        1,284      917,797      273,756     1,192,837
                                                ------------ ------------ ------------  ------------
   Total derivative assets.....................       11,499    2,090,244      273,756     2,375,499
                                                ------------ ------------ ------------  ------------
Net embedded derivatives within asset host
  contracts (3)................................           --           --      146,550       146,550
                                                ------------ ------------ ------------  ------------
   Total assets................................ $  2,741,509 $  3,345,883 $    487,770  $  6,575,162
                                                ============ ============ ============  ============
LIABILITIES:
Derivative liabilities: (2)
 Interest rate contracts....................... $      6,547 $    798,367 $         --  $    804,914
 Foreign currency contracts....................        1,022      171,078           --       172,100
 Equity market contracts.......................       39,601    1,136,875      494,964     1,671,440
                                                ------------ ------------ ------------  ------------
   Total derivative liabilities................       47,170    2,106,320      494,964     2,648,454
                                                ------------ ------------ ------------  ------------
Net embedded derivatives within liability host
  contracts (3)................................           --           --    2,488,944     2,488,944
                                                ------------ ------------ ------------  ------------
   Total liabilities........................... $     47,170 $  2,106,320 $  2,983,908  $  5,137,398
                                                ============ ============ ============  ============

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)

                                                              DECEMBER 31, 2012
                                            ------------------------------------------------------
                                                     FAIR VALUE HIERARCHY
                                            -------------------------------------- TOTAL ESTIMATED
                                              LEVEL 1      LEVEL 2      LEVEL 3      FAIR VALUE
                                            ------------ ------------ ------------ ---------------
                                                                (IN THOUSANDS)
ASSETS:
Fixed maturity securities:
 Foreign corporate......................... $         -- $    628,708 $      2,714  $     631,422
 U.S. corporate............................           --      307,001       15,465        322,466
 CMBS......................................           --       44,603       41,723         86,326
 State and political subdivision...........           --      135,567           --        135,567
 U.S. Treasury and agency..................      285,259        8,270           --        293,529
 ABS.......................................           --      193,876        4,000        197,876
 RMBS......................................           --       81,906           --         81,906
 Foreign government........................           --       36,527           --         36,527
                                            ------------ ------------ ------------  -------------
   Total fixed maturity securities.........      285,259    1,436,458       63,902      1,785,619
                                            ------------ ------------ ------------  -------------
Short-term investments (1).................    3,824,840      425,354        4,996      4,255,190
Derivative assets: (2)
 Interest rate contracts...................          598    2,170,219           --      2,170,817
 Foreign currency contracts................        3,864        1,051           --          4,915
 Equity market contracts...................       14,146    2,000,970      461,580      2,476,696
                                            ------------ ------------ ------------  -------------
   Total derivative assets.................       18,608    4,172,240      461,580      4,652,428
                                            ------------ ------------ ------------  -------------
Net embedded derivatives within asset host
  contracts (3)............................           --           --      330,047        330,047
                                            ------------ ------------ ------------  -------------
   Total assets............................ $  4,128,707 $  6,034,052 $    860,525  $  11,023,284
                                            ============ ============ ============  =============
LIABILITIES:
Derivative liabilities: (2)
 Interest rate contracts................... $     20,980 $    670,059 $         --  $     691,039
 Foreign currency contracts................           --      177,496           --        177,496
 Equity market contracts...................      105,452      416,032      275,979        797,463
                                            ------------ ------------ ------------  -------------
   Total derivative liabilities............      126,432    1,263,587      275,979      1,665,998
                                            ------------ ------------ ------------  -------------
Net embedded derivatives within liability
  host contracts (3).......................           --           --    8,831,285      8,831,285
                                            ------------ ------------ ------------  -------------
   Total liabilities....................... $    126,432 $  1,263,587 $  9,107,264  $  10,497,283
                                            ============ ============ ============  =============

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented in the balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)Derivative amounts are presented gross in the tables above to reflect the presentation in the balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


(3)Net embedded derivatives within asset host contracts are presented within funds withheld at interest and premiums, reinsurance and other receivables in the balance sheets. Net embedded derivatives within liability host contracts are presented within other policy-related balances in the balance sheets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 INVESTMENTS

  VALUATION CONTROLS AND PROCEDURES

    On behalf of the Company and the Holding Company's Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management provides oversight of control systems and valuation policies for securities and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of the Holding Company's Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)

  based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  SECURITIES AND SHORT-TERM INVESTMENTS

    When available, the estimated fair value of these investments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes fixed maturity securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities.

   U.S. CORPORATE AND FOREIGN CORPORATE SECURITIES

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer and in certain cases, delta spread adjustments to reflect specific credit related issues.

   STRUCTURED SECURITIES COMPRISED OF ABS, CMBS AND RMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon,

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)

   weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

  STATE AND POLITICAL SUBDIVISION AND FOREIGN GOVERNMENT SECURITIES

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

  U.S. TREASURY AND AGENCY SECURITIES

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

  Level 3 Valuation Techniques and Key Inputs:

     In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for in the Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

     Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

   U.S. CORPORATE AND FOREIGN CORPORATE SECURITIES

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   STRUCTURED SECURITIES COMPRISED OF ABS AND CMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data including credit spreads. Below investment grade securities and sub-prime RMBS included in this level

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)

   are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

 DERIVATIVES

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


  FREESTANDING DERIVATIVES

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

   INTEREST RATE

     NON-OPTION-BASED. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

     OPTION-BASED. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, basis curves and interest rate volatility.

   FOREIGN CURRENCY EXCHANGE RATE

     NON-OPTION-BASED. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

   EQUITY MARKET

     NON-OPTION-BASED. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels and dividend yield curves.

     OPTION-BASED. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

  Level 3 Valuation Techniques and Key Inputs:

    These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

   EQUITY MARKET

     NON-OPTION-BASED. -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

     OPTION-BASED. -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves, equity volatility and unobservable correlation between model inputs.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


 EMBEDDED DERIVATIVES

   Embedded derivatives principally include certain assumed and ceded variable annuity guarantees and equity indexed crediting rates within certain funding agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

   Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for the Holding Company's debt, including related credit default swaps.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded the risk associated with certain of the GMIBs previously described. These reinsurance agreements contain embedded derivatives which are included within premiums, reinsurance and other receivables in the balance sheets with changes in estimated fair value reported in net derivative gains (losses) or policyholder benefits and claims depending on the statement of operations classification of the direct risk. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


   The estimated fair value of the embedded derivatives within funds withheld related to certain assumed reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in derivative liabilities and funds withheld at interest in the balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  EMBEDDED DERIVATIVES WITHIN ASSET AND LIABILITY HOST CONTRACTS

   Level 3 Valuation Techniques and Key Inputs:

   ASSUMED GUARANTEED MINIMUM BENEFITS

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   REINSURANCE CEDED ON CERTAIN GUARANTEED MINIMUM BENEFITS

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in " -- Assumed Guaranteed Minimum Benefits" and also include counterparty credit spreads.

   EMBEDDED DERIVATIVES WITHIN FUNDS WITHHELD RELATED TO CERTAIN ASSUMED REINSURANCE

     These embedded derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

 TRANSFERS BETWEEN LEVELS

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


  TRANSFERS BETWEEN LEVELS 1 AND 2:

     There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2013 and 2012.

  TRANSFERS INTO OR OUT OF LEVEL 3:

     Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

     Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

     Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

   The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                        DECEMBER 31, 2013
                                                                                    --------------------------
                                                              SIGNIFICANT                             WEIGHTED
                            VALUATION TECHNIQUES           UNOBSERVABLE INPUTS          RANGE        AVERAGE (1)
                       -------------------------------- --------------------------  -------------    -----------
FIXED MATURITY SECURITIES: (3)
 U.S. corporate and
  foreign corporate... Matrix pricing                   Credit spreads (4)             95  -     95       95
                                                        Illiquidity premium (4)        30  -     30       30
                       ------------------------------------------------------------------------------------------
 CMBS................. Matrix pricing and discounted    Credit spreads (4)
                         cash flow                                                    215  -    215      215
                       Market pricing                   Quoted prices (5)             104  -    104      104
                       Consensus pricing                Offered quotes (5)             90  -     92       91
                       ------------------------------------------------------------------------------------------
DERIVATIVES:
 Equity market........ Present value techniques         Volatility (7)                 13% -     28%
                          or option pricing models      Correlation (9)                60% -     60%
                       ------------------------------------------------------------------------------------------
EMBEDDED DERIVATIVES:
 Assumed and ceded     Option pricing techniques        Mortality rates:                0% -   0.10%
  guaranteed minimum                                        Ages 0 - 40
  benefits............
                                                            Ages 41 - 60             0.04% -   0.65%
                                                            Ages 61 - 115            0.26% -    100%
                                                        Lapse rates:
                                                            Durations 1 -10          0.50% -    100%
                                                            Durations 11 -20            3% -    100%
                                                            Durations 21 -116           3% -    100%
                                                        Utilization rates              20% -     50%
                                                        Withdrawal rates             0.07% -     10%
                                                        Long-term equity            17.40% -     25%
                                                          volatilities
                                                        Nonperformance               0.03% -   0.44%
                                                          risk spread
                       ------------------------------------------------------------------------------------------

                                                                IMPACT OF
                                     DECEMBER 31, 2012         INCREASE IN
                                 --------------------------     INPUT ON
                                                   WEIGHTED     ESTIMATED
     VALUATION TECHNIQUES            RANGE        AVERAGE (1) FAIR VALUE (2)
-------------------------------- -------------    ----------- --------------


Matrix pricing                     103  -    499      168       Decrease
                                    30  -     30       30       Decrease
-----------------------------------------------------------------------------
Matrix pricing and discounted
  cash flow                                                   Decrease (6)
Market pricing                     104  -    104      104     Increase (6)
Consensus pricing                                             Increase (6)
-----------------------------------------------------------------------------

Present value techniques            13% -     32%             Increase (8)
   or option pricing models         65% -     65%
-----------------------------------------------------------------------------

Option pricing techniques            0% -   0.14%  Decrease (10)


                                  0.05% -   0.75%             Decrease (10)
                                  0.26% -    100%             Decrease (10)

                                  0.50% -    100%             Decrease (11)
                                     3% -    100%             Decrease (11)
                                   2.5% -    100%             Decrease (11)
                                    20% -     50%             Increase (12)
                                  0.07% -     20%                 (13)
                                 15.18% -     40%  Increase (14)

                                  0.10% -   1.72%  Decrease (15)

-----------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to assumed guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


(9)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(10)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(11)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(14)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within embedded derivatives within funds withheld related to certain assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 fixed maturity securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                  FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                               -----------------------------------------------------------------------------
                                                     FIXED MATURITY SECURITIES:
                                               --------------------------------------
                                                FOREIGN    U.S.                       SHORT-TERM    EQUITY    NET EMBEDDED
                                               CORPORATE CORPORATE   CMBS      ABS    INVESTMENTS   MARKET   DERIVATIVES (6)
                                               --------- --------- --------- -------- ----------- ---------- ---------------
                                                                              (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2013:
Balance, January 1,........................... $  2,714  $  15,465 $  41,723 $  4,000  $  4,996   $  185,601  $(8,501,238)
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2).................
   Net investment income......................       11       (63)     (242)       --         4           --            --
   Net investment gains (losses)..............       --         --        --       --        --           --            --
   Net derivative gains (losses)..............       --         --        --       --        --    (425,674)     6,789,870
   Policyholder benefits and claims...........       --         --        --       --        --       18,720     (139,134)
  OCI.........................................     (25)      (652)   (1,828)       --        --          252       291,536
Purchases (3).................................       --         --    17,894       --        --        7,149            --
Sales (3).....................................  (2,700)    (8,680)        --       --   (5,000)           --            --
Settlements (3)...............................       --         --        --       --        --      (7,256)     (783,428)
Transfers into Level 3 (4)....................       --      3,847        --       --        --           --            --
Transfers out of Level 3 (4)..................       --         --        --  (4,000)        --           --            --
                                               --------  --------- --------- --------  --------   ----------  ------------
Balance, December 31,......................... $     --  $   9,917 $  57,547 $     --  $     --   $(221,208)  $(2,342,394)
                                               ========  ========= ========= ========  ========   ==========  ============
Changes in unrealized gains (losses) included
 in net income (loss): (5)
  Net investment income....................... $     --  $       4 $   (242) $     --  $     --   $       --  $         --
  Net investment gains (losses)............... $     --  $      -- $      -- $     --  $     --   $       --  $         --
  Net derivative gains (losses)............... $     --  $      -- $      -- $     --  $     --   $(414,667)  $  6,743,952
  Policyholder benefits and claims............ $     --  $      -- $      -- $     --  $     --   $   18,720  $  (134,839)

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


                                             FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                 ------------------------------------------------------------------------------------------------
                                       FIXED MATURITY SECURITIES:       EQUITY SECURITIES:
                                 -------------------------------------- ------------------
                                  FOREIGN    U.S.                         NON-REDEEMABLE   SHORT-TERM    EQUITY    NET EMBEDDED
                                 CORPORATE CORPORATE   CMBS      ABS     PREFERRED STOCK   INVESTMENTS   MARKET   DERIVATIVES (6)
                                 --------- --------- --------- -------- ------------------ ----------- ---------- ---------------
                                                                          (IN THOUSANDS)
YEAR ENDED DECEMBER 31,
 2012:
Balance, January 1,............. $  2,533  $  15,114 $  41,724 $     --     $      --       $  39,967  $  844,062  $(7,033,096)
Total realized/unrealized gains
 (losses) included in:
  Net income
   (loss): (1), (2)
   Net investment income........       12       (16)     (164)       --            --              35          --            --
   Net investment gains
    (losses)....................       --         --        --       --            --              --          --            --
   Net derivative gains
    (losses)....................       --         --        --       --            --              --   (507,571)   (1,085,812)
   Policyholder benefits and
    claims......................       --         --        --       --            --              --      28,895        72,507
  OCI...........................      169        (4)       163       --            --              --     (2,565)       259,765
Purchases (3)...................       --      6,501        --    4,000            --           4,994      19,056            --
Sales (3).......................       --      (701)        --       --            --        (40,000)    (43,500)            --
Settlements (3).................       --         --        --       --            --              --   (152,776)     (714,602)
Transfers into
 Level 3 (4)....................       --         --        --       --            --              --          --            --
Transfers out of
 Level 3 (4)....................       --    (5,429)        --       --            --              --          --            --
                                 --------  --------- --------- --------     ---------       ---------  ----------  ------------
Balance, December 31,........... $  2,714  $  15,465 $  41,723 $  4,000     $      --       $   4,996  $  185,601  $(8,501,238)
                                 ========  ========= ========= ========     =========       =========  ==========  ============
Changes in unrealized gains
 (losses) included in net
 income (loss): (5)
  Net investment income......... $     11  $       9 $   (163) $     --     $      --       $       2  $       --  $         --
  Net investment gains
   (losses)..................... $     --  $      -- $      -- $     --     $      --       $      --  $       --  $         --
  Net derivative gains
   (losses)..................... $     --  $      -- $      -- $     --     $      --       $      --  $(498,377)  $(1,139,890)
  Policyholder benefits and
   claims....................... $     --  $      -- $      -- $     --     $      --       $      --  $   28,895  $     75,146

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)

                                            FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                  ------------------------------------------------------------------------------------------
                                      FIXED MATURITY SECURITIES:     EQUITY SECURITIES:
                                  ---------------------------------- ------------------
                                   FOREIGN    U.S.                     NON-REDEEMABLE   SHORT-TERM   EQUITY    NET EMBEDDED
                                  CORPORATE CORPORATE   CMBS    ABS   PREFERRED STOCK   INVESTMENTS  MARKET   DERIVATIVES (6)
                                  --------- --------- -------  ----- ------------------ ----------- --------  ---------------
                                                                        (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2011:
Balance, January 1,..............  $2,673    $10,430  $    --  $  --    $      2,835     $  49,980  $124,720    $(3,660,494)
Total realized/unrealized gains
 (losses) included in:
  Net income (loss): (1), (2)
   Net investment income.........      10          4     (104)    --              --            19        --             --
   Net investment gains
    (losses).....................      --          1       --     --            (292)           --        --             --
   Net derivative gains
    (losses).....................      --         --       --     --              --            --   563,864     (2,710,927)
   Policyholder benefits and
    claims.......................      --         --       --     --              --            --     7,131         70,390
  OCI............................    (150)      (511)     104     --             337            --       409       (120,058)
Purchases (3)....................      --         --   41,724     --              --        39,951   225,211             --
Sales (3)........................      --     (1,974)      --     --          (2,880)      (49,983)       --             --
Settlements (3)..................      --         --       --     --              --            --    (2,563)      (612,007)
Transfers into Level 3 (4).......      --      7,164       --     --              --            --        --             --
Transfers out of Level 3 (4).....      --         --       --     --              --            --   (74,710)            --
                                   ------    -------  -------  -----    ------------     ---------  --------    -----------
Balance, December 31,............  $2,533    $15,114  $41,724  $  --    $         --     $  39,967  $844,062    $(7,033,096)
                                   ======    =======  =======  =====    ============     =========  ========    ===========
Changes in unrealized gains
 (losses) included in net income
 (loss): (5)
  Net investment income..........  $   10    $     4  $  (104) $  --    $         --     $      15  $     --    $        --
  Net investment gains (losses)..  $   --    $     1  $    --  $  --    $       (292)    $      --  $     --    $        --
  Net derivative gains (losses)..  $   --    $    --  $    --  $  --    $         --     $      --  $566,325    $ 2,735,936
  Policyholder benefits and
   claims........................  $   --    $    --  $    --  $  --    $         --     $      --  $  7,131    $   108,678

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and other comprehensive income
   (loss), are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


FAIR VALUE OF FINANCIAL INSTRUMENTS CARRIED AT OTHER THAN FAIR VALUE

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, the obligation to return cash collateral received (included in other liabilities on the balance sheets) and short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                 DECEMBER 31, 2013
                                             ---------------------------------------------------------
                                                             FAIR VALUE HIERARCHY
                                              CARRYING  -----------------------------  TOTAL ESTIMATED
                                               VALUE    LEVEL 1  LEVEL 2     LEVEL 3     FAIR VALUE
                                             ---------- ------- ---------- ----------  ---------------
                                                                  (IN THOUSANDS)
ASSETS
Premiums, reinsurance and other receivables. $  228,140  $  --  $  224,672 $ (161,249)   $   63,423
LIABILITIES
Debt -- affiliated.......................... $  575,118  $  --  $  592,278 $       --    $  592,278
Other liabilities........................... $    3,836  $  --  $    3,836 $       --    $    3,836

                                                                 DECEMBER 31, 2012
                                             ---------------------------------------------------------
                                                             FAIR VALUE HIERARCHY
                                              CARRYING  -----------------------------  TOTAL ESTIMATED
                                               VALUE    LEVEL 1  LEVEL 2     LEVEL 3     FAIR VALUE
                                             ---------- ------- ---------- ----------  ---------------
                                                                  (IN THOUSANDS)
ASSETS
Premiums, reinsurance and other receivables. $  304,411  $  --  $  275,479 $  174,126    $  449,605
LIABILITIES
Debt -- affiliated.......................... $   75,118  $  --  $   82,174 $       --    $   82,174
Other liabilities........................... $       72  $  --  $       72 $       --    $       72

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 PREMIUMS, REINSURANCE AND OTHER RECEIVABLES

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements and amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


   Premiums receivable and those amounts recoverable under reinsurance agreements determined to transfer significant risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented. Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 DEBT -- AFFILIATED

    The estimated fair value of debt is principally determined using market standard valuation methodologies. Valuations are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 OTHER LIABILITIES

   Other liabilities consist primarily of interest payable. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

8. DEBT -- AFFILIATED

  The table below presents information for the Company's long-term and short-term debt-affiliated outstanding at:

                                                             DECEMBER 31,
                                                         --------------------
                                  INTEREST RATE MATURITY    2013      2012
                                  ------------- -------- ---------- ---------
                                                            (IN THOUSANDS)
                                                         --------------------
   SHORT-TERM AND LONG-TERM DEBT
    Surplus note.................     6.798%      2014   $   75,118 $  75,118
    Senior notes.................     2.470%      2015      500,000        --
                                                         ---------- ---------
      Total debt-affiliated......                        $  575,118 $  75,118
                                                         ========== =========

  On October 15, 2013, the Company issued $500.0 million of guaranteed senior notes, Series A, to various affiliates, maturing in 2015 with an interest rate of 2.47%.

  On September 27, 2012, the Holding Company assumed $750.0 million of the Company's senior notes with interest rates of 6.440% and 5.330%, payable to an affiliate. In exchange for the assumption of senior notes, the

                       EXETER REASSURANCE COMPANY, LTD.

8. DEBT -- AFFILIATED (CONTINUED)

Company issued to the Holding Company 75,000 shares of Series A 7.69% non-cumulative perpetual preferred shares with a par value of $1 per share and a liquidity preference of $10,000 per share. The dividend is payable semi-annually. (See Note 9 for additional information on preferred stock).

  On December 19, 2012, the Holding Company assumed $1,250.0 million of the Company's senior notes with interest rates of 7.440%, 5.640% and 5.860%, payable to various affiliates. In exchange for the assumption of senior notes, the Company issued to the Holding Company 125,000 shares of Series A 7.75% non-cumulative perpetual preferred shares with a par value of $1 per share and a liquidity preference of $10,000 per share. The dividend is payable semi-annually. (See Note 9 for additional information on preferred stock).

  On July 15, 2011, the Company issued a $500.0 million guaranteed senior note, Series A, to various affiliates, maturing in 2021 with an interest rate of 5.64%.

  On December 16, 2011, the Company issued a $500.0 million guaranteed senior note, Series B, to various affiliates, maturing in 2021 with an interest rate of 5.86%.

  Interest expense related to the Company's indebtedness, included in other expenses, was $7.7 million, $112.6 million and $83.3 million for the years ended December 31, 2013, 2012 and 2011, respectively.

 LETTERS OF CREDIT

   The Company had access to certain letter of credit agreements totaling $5,450.0 million in letter of credit capacity from various banks, either directly with the bank or indirectly through letters of credit available to the Holding Company for the benefit of the Company and certain other affiliates of the Holding Company. At December 31, 2013, the Company had $802.0 million in outstanding letters of credit. The letters of credit were used to collateralize assumed liabilities.

  Letters of credit outstanding as of December 31, 2013 were as follows:

                                                                USED BY    USED BY    REMAINING
BORROWER(S)                       EXPIRATION       CAPACITY   THE COMPANY AFFILIATES   UNUSED
----------------------------- ------------------ ------------ ----------- ---------- ------------
                                                        (IN THOUSANDS)
Exeter.......................  December 2027 (1) $    650,000 $  600,000  $       -- $     50,000
Holding Company and MetLife
  Funding, Inc............... September 2017 (1)    1,000,000         --      59,000      941,000
Holding Company and MetLife
  Funding, Inc...............        August 2016    3,000,000      2,000     130,789    2,867,211
Exeter, Holding Company &
  Missouri Reinsurance, Inc..          June 2016      500,000         --     490,000       10,000
Holding Company..............        August 2014      300,000    200,000     100,000           --
                                                 ------------ ----------  ---------- ------------
 Total.......................                    $  5,450,000 $  802,000  $  779,789 $  3,868,211
                                                 ============ ==========  ========== ============

--------

(1)The Holding Company is a guarantor under this agreement.

9. STOCKHOLDER'S EQUITY

  Effective October 1, 2013 in conjunction with the Company's redomestication to Delaware the stockholder's equity was restructured.

                       EXETER REASSURANCE COMPANY, LTD.

9. STOCKHOLDER'S EQUITY (CONTINUED)

  Information regarding the restructure was as follows at:

                                                  DECEMBER 31,
                                              ---------------------
                                                 2013       2012
                                              ---------- ----------
            COMMON STOCK
            Shares authorized................ 13,875,000 14,125,000
            Shares issued.................... 13,466,000 13,466,000
            Shares outstanding............... 13,466,000 13,466,000
            Par value per share..............      $0.01      $1.00

                                                  DECEMBER 31,
                                              ---------------------
                                                 2013       2012
                                              ---------- ----------
            PREFERRED STOCK
            Shares authorized................    250,000    200,000
            Shares issued....................    200,000    200,000
            Shares outstanding...............    200,000    200,000
            Par value per share..............      $0.01      $1.00
            Liquidation preference per share.    $10,000    $10,000

PREFERRED STOCK

  On September 27, 2012, the Company issued to the Holding Company 75,000 shares of 7.69% Series A non-cumulative perpetual preferred stock in exchange for the assumption of $750.0 million of the Company's senior notes. See Note 8.

  On December 19, 2012, the Company issued to the Holding Company 125,000 shares of 7.75% Series A non-cumulative perpetual preferred stock in exchange for the assumption of $1,250.0 million of the Company's senior notes. See Note 8.

EQUITY

  Under Delaware Law, the Company is required to maintain minimum capital of $250 thousand. The Company was in compliance with this requirement at December 31, 2013.

  Under the Law, the Company was required to maintain net worth of $240 thousand. The Company was in compliance with this requirement at September 30, 2013 (prior to redomestication to Delaware) and December 31, 2012.

  During the year ended December 31, 2013, the Company received no capital contributions from the Holding Company. The Company received capital contributions of $800.0 million and $673.0 million in cash from the Holding Company during the years ended December 31, 2012 and 2011.

  During the years ended December 31, 2013, 2012 and 2011, the Holding Company paid and contributed, on the Company's behalf, $26.8 million, $33.4 million and $30.9 million, respectively, in the form of letter of credit fees.

                       EXETER REASSURANCE COMPANY, LTD.

9. STOCKHOLDER'S EQUITY (CONTINUED)


DIVIDEND RESTRICTIONS

  Under the strategic business plan of the company approved by the Delaware Insurance commissioner (the "Commissioner"), the company may not declare or pay dividend in any form to its parent without the approval of the Commissioner and in no event shall the Commissioner grant such approval if the dividend would result in the insolvency or impairment of the Company.

  The company paid non-cumulative perpetual preferred stock dividend to the Holding company of $132.5 million during the year ended December 31, 2013. The Company did not pay a dividend to the Holding Company during the years ended December 31, 2012 and 2011.

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                       UNREALIZED      FOREIGN
                                                    INVESTMENT GAINS  CURRENCY
                                                    (LOSSES), NET OF TRANSLATION
                                                    RELATED OFFSETS  ADJUSTMENT     TOTAL
                                                    ---------------- ----------- -----------
                                                                 (IN THOUSANDS)
Balance at December 31, 2010.......................   $     3,341    $    39,291 $    42,632
OCI before reclassifications.......................        39,974       (15,751)      24,223
Income tax expense (benefit).......................      (13,991)             --    (13,991)
                                                      -----------    ----------- -----------
 OCI before reclassifications, net of income tax...        29,324         23,540      52,864
Amounts reclassified from AOCI.....................       (4,425)             --     (4,425)
Income tax expense (benefit).......................         1,549             --       1,549
                                                      -----------    ----------- -----------
 Amounts reclassified from AOCI, net of income tax.       (2,876)             --     (2,876)
                                                      -----------    ----------- -----------
Balance at December 31, 2011.......................        26,448         23,540      49,988
OCI before reclassifications.......................        29,412         13,028      42,440
Income tax expense (benefit).......................      (10,294)             --    (10,294)
                                                      -----------    ----------- -----------
 OCI before reclassifications, net of income tax...        45,566         36,568      82,134
Amounts reclassified from AOCI.....................       (4,395)             --     (4,395)
Income tax expense (benefit).......................         1,538             --       1,538
                                                      -----------    ----------- -----------
 Amounts reclassified from AOCI, net of income tax.       (2,857)             --     (2,857)
                                                      -----------    ----------- -----------
Balance at December 31, 2012.......................        42,709         36,568      79,277
OCI before reclassifications.......................      (54,557)         26,548    (28,009)
Income tax expense (benefit).......................        19,094             --      19,094
                                                      -----------    ----------- -----------
 OCI before reclassifications, net of income tax...         7,246         63,116      70,362
Amounts reclassified from AOCI.....................       (2,077)             --     (2,077)
Income tax expense (benefit).......................           727             --         727
                                                      -----------    ----------- -----------
 Amounts reclassified from AOCI, net of income tax.       (1,350)             --     (1,350)
                                                      -----------    ----------- -----------
Balance at December 31, 2013.......................   $     5,896    $    63,116 $    69,012
                                                      ===========    =========== ===========

                       EXETER REASSURANCE COMPANY, LTD.

9. STOCKHOLDER'S EQUITY (CONTINUED)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                          STATEMENT OF OPERATIONS AND
AOCI COMPONENTS                                  AMOUNTS RECLASSIFIED FROM AOCI       COMPREHENSIVE INCOME (LOSS) LOCATION
------------------------------------------ ------------------------------------------ ------------------------------------
                                                    YEARS ENDED DECEMBER 31,
                                           ------------------------------------------
                                               2013          2012           2011
                                           ------------ -------------- --------------
                                                         (IN THOUSANDS)
Net unrealized investment gains (losses):
  Net unrealized investment gains
   (losses)............................... $      2,066 $        4,387 $        4,426 Other net investment gains (losses)
  Net unrealized investment gains
   (losses)...............................           11              8            (1) Net investment income
                                           ------------ -------------- --------------
   Net unrealized investment gains
    (losses), before income tax...........        2,077          4,395          4,425
   Income tax (expense) benefit...........        (727)        (1,538)        (1,549)
                                           ------------ -------------- --------------
   Net unrealized investment gains
    (losses), net income tax.............. $      1,350 $        2,857 $        2,876
                                           ============ ============== ==============
Total reclassification, net of income tax. $      1,350 $        2,857 $        2,876
                                           ============ ============== ==============

10. OTHER EXPENSES

  Information on other expenses was as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                  --------------------------------
                                                     2013       2012       2011
                                                  ---------- ---------- ----------
                                                           (IN THOUSANDS)
Commissions...................................... $   11,775 $   11,116 $    9,155
Volume-related costs.............................     26,816     33,524     30,929
Affiliated costs of reinsurance..................     72,517        297     12,073
Capitalization of DAC............................    (2,013)    (1,760)    (2,955)
Amortization of DAC..............................   (21,146)     43,204     31,527
Interest expense on debt and debt issuance costs.      7,714    112,646     83,296
Premium taxes, licenses & fees...................         25          9         34
Professional services............................        468        858         84
Other............................................      5,051      6,947      5,740
                                                  ---------- ---------- ----------
  Total other expenses........................... $  101,207 $  206,841 $  169,883
                                                  ========== ========== ==========

CAPITALIZATION AND AMORTIZATION OF DAC

  See Note 2 for additional information on DAC including impacts of capitalization and amortization.

AFFILIATED EXPENSES

  Commissions, volume-related costs and capitalization and amortization of DAC include the impact of affiliated reinsurance transactions.

  See Notes 4 and 8 for a discussion of affiliated expenses included in the table above.

INTEREST EXPENSE ON DEBT

  See Note 8 for attribution of interest expense by debt issuance.

                       EXETER REASSURANCE COMPANY, LTD.

11. INCOME TAX

  The provision for income tax was as follows:

                                                  YEARS ENDED DECEMBER 31,
                                            ------------------------------------
                                               2013         2012         2011
                                            ---------- -------------- ----------
                                                       (IN THOUSANDS)
Current:
 Federal................................... $(267,685) $    (363,174) $  273,521
 Foreign...................................         50             50         --
                                            ---------- -------------- ----------
                                             (267,635)      (363,124)    273,521
Deferred:
 Federal...................................    631,850    (1,092,375)  (179,444)
                                            ---------- -------------- ----------
Provision for income tax expense (benefit). $  364,215 $  (1,455,499) $   94,077
                                            ========== ============== ==========

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was follows:

                                                 YEARS ENDED DECEMBER 31,
                                            -----------------------------------
                                               2013         2012        2011
                                            ---------- -------------- ---------
                                                      (IN THOUSANDS)
Tax provision at U.S. statutory rate....... $  362,691 $  (1,455,439) $  94,077
Tax effect of:
Other......................................      1,464             --        --
Tax exempt investment income...............         --           (60)        --
Prior year tax.............................         60             --        --
                                            ---------- -------------- ---------
Provision for income tax expense (benefit). $  364,215 $  (1,455,499) $  94,077
                                            ========== ============== =========

  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                       DECEMBER 31,
                                                 -------------------------
                                                     2013         2012
                                                 ------------ ------------
                                                      (IN THOUSANDS)
      Deferred income tax assets:
       Benefit, reinsurance and other reserves.. $    726,167 $  2,752,083
       Investments, including derivatives.......      821,544           --
       Net operating loss.......................       67,235           --
       Tax credits..............................          113           --
       Other....................................           --          753
                                                 ------------ ------------
                                                    1,615,059    2,752,836
                                                 ------------ ------------
      Deferred income tax liabilities:
       Net unrealized investment gains..........        3,176       22,997
       DAC......................................       35,280       33,288
       Investments, including derivatives.......           --      429,480
       Other....................................       47,139           --
                                                 ------------ ------------
                                                       85,595      485,765
                                                 ------------ ------------
      Net deferred income tax asset (liability). $  1,529,464 $  2,267,071
                                                 ============ ============

                       EXETER REASSURANCE COMPANY, LTD.

11. INCOME TAX (CONTINUED)


  Domestic net operating carryforwards of $192,099 thousand at December 31, 2013 will expire beginning in 2028. Tax credit carryforwards of $113 thousand at December 31, 2013 will expire beginning in 2022.

  The lack of a valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset will be realizable. In 2013, management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize gross deferred tax assets. Accordingly, the Company has not recorded a valuation allowance against its gross deferred tax assets. The Company has determined that a valuation allowance against its deferred tax assets is not appropriate as of the year ended December 31, 2012.

  Prior to October 1, 2013, the Company was registered as an exempted company pursuant to the Companies Law of the Cayman Islands. No local income, profits or capital gains taxes are levied in the Cayman Islands at the current time. As a result, no provision for such taxes is recorded by the Company.

  Prior to the re-domestication, the Company made an election to be treated as an U.S. Domestic entity under Internal Revenue Code Section ("Sec.") 953(d). The election under Sec. 953(d) is valid through December 31, 2013. The Company joins with the Holding Company and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provision of the Code. Pursuant to this tax sharing agreement, the amount due from the Holding Company was $196.6 million and $261.7 million at December 31, 2013 and 2012, respectively.

  The Company files income tax returns with the U.S. federal government and is under continuous examination by the Internal Revenue Service. The Company is no longer subject to U.S. federal income tax examinations for years prior to 2003, with the exception of the period October 31, 2000 through December 31, 2000. The IRS audit cycle for the years 2003 through 2006, which began in April 2010, is expected to conclude in 2014. It is not expected to have a material impact on the financial statements. As of December 31, 2013, the Company had no liability for unrecognized tax benefits.

12. CONTINGENCIES AND COMMITMENTS

  There is no pending or threatened litigation, claim or assessment against the Company that would constitute a material loss contingency.

  Various litigation, claims or assessments against the Company may arise in the ordinary course of the Company's business. Liabilities for litigations, claims or assessments are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. The Company regularly reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. Based on information currently known by the Company's management, in its opinion, there are no current legal proceedings, likely to have such an effect. However, it is possible that an adverse outcome in a litigation matter, should such a litigation matter arise in the future, could have a material effect on the Company's net income or cash flows.

                       EXETER REASSURANCE COMPANY, LTD.

13. OTHER RELATED PARTY TRANSACTIONS

  The Company had net payables to affiliates of $593 thousand and $877 thousand at December 31, 2013 and 2012, respectively. These payables exclude affiliated reinsurance balances discussed in Note 4 and affiliated debt balances discussed in Note 8.

  See Note 5 for additional related party transactions.

14. SUBSEQUENT EVENTS

  In anticipation of the Mergers, certain risks formerly reinsured by Exeter were re-directed to affiliates through various forms of transactions. For certain risks that were re-directed in October 2014 and November 2014, the agreement terms included that the initial settlement amounts were to be based upon the reinsurance balances at September 30, 2014. The estimated impacts of these transactions to Exeter were a decrease in cash and invested assets of $2.6 billion, a decrease in future policy benefits of $500 million, a decrease in policyholder account balances of $1.2 billion and a decrease in other policy-related balances of $800 million. Also as a result of these transactions, Exeter recorded an estimated net loss of $100 million during the fourth quarter of 2014. These estimated amounts will be adjusted to actual settlement amounts by January 2015, in accordance with the applicable reinsurance recapture agreements' terms. The Company expects to enter into another affiliated reinsurance transaction on or around November 10, 2014. The estimated impacts, based upon the account balances at September 30, 2014, are a decrease in cash and invested assets of $400 million, a decrease in future policy benefits of $500 million, offset by an increase in other policy-related balances of $100 million. It is likely that the final settlement amounts of these reinsurance transactions, that will consider additional available information, will differ from the estimated amounts and it is possible the differences may be material.

                                     PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     --------------------

The unaudited interim financial statements and financial highlights of each of the Sub-Accounts of the
Separate Account are included in Part B hereof and include:

1.   Statements of Assets and Liabilities as of September 30, 2014 (Unaudited)

2.   Statements of Operations for the nine months ended September 30, 2014 (Unaudited)

3.   Statements of Changes in Net Assets for the nine months ended September 30, 2014 (Unaudited) and the year ended December 31, 2013

4.   Notes to the Interim Financial Statements (Unaudited)

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

1.   Report of Independent Registered Public Accounting Firm

2.   Statements of Assets and Liabilities as of December 31, 2013

3.   Statements of Operations for the year ended December 31, 2013

4.   Statements of Changes in Net Assets for the years ended December 31, 2013 and 2012

5.   Notes to the Financial Statements

The unaudited pro forma interim condensed combined financial statements of MetLife Insurance Company USA are included in Part B hereof and include:

1.   Unaudited Pro Forma Interim Condensed Combined Balance Sheet as of September 30, 2014

2.   Unaudited Pro Forma Interim Condensed Combined Statement of Operations for the nine months ended
     September 30, 2014

3.   Unaudited Pro Forma Condensed Combined Statement of Operations for the year end December 31,
     2013

4.   Unaudited Pro Forma Condensed Combined Statement of Operations for the year end December 31,
     2012

5.   Unaudited Pro Forma Condensed Combined Statement of Operations for the year end December 31,
     2011

6.   Notes to the Unaudited Pro Forma Interim Condensed Combined Financial Statements

The unaudited interim condensed consolidated financial statements of MetLife Insurance Company of
Connecticut and subsidiaries are included in Part B hereof and include:

1.   Interim Condensed Consolidated Balance Sheets at September 30, 2014 (Unaudited) and December 31,
     2013

2.   Interim Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) for the
     three months and nine months ended September 30, 2014 and 2013 (Unaudited)

3.   Interim Condensed Consolidated Statements of Stockholder's Equity for the nine months ended
     September 30, 2014 and 2013 (Unaudited)

4.   Interim Condensed Consolidated Statements of Cash Flows for the nine months ended September 30,
     2014 and 2013 (Unaudited)

5.   Notes to the Interim Condensed Consolidated Financial Statements (Unaudited)

The consolidated financial statements and financial statement schedules of MetLife Insurance Company of
Connecticut and subsidiaries are included in Part B hereof and include:

1.   Report of Independent Registered Public Accounting Firm

2.   Consolidated Balance Sheets as of December 31, 2013 and 2012

3.   Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011


4.   Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011

5.   Consolidated Statements of Stockholders' Equity for the years ended December 31, 2013, 2012 and
     2011

6.   Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011

7.   Notes to the Consolidated Financial Statements

8.   Financial Statement Schedules

The unaudited interim condensed financial statements of MetLife Investors Insurance Company are included in
Part B hereof and include:

1.   Interim Condensed Balance Sheets as of September 30, 2014 (Unaudited) and December 31, 2013

2.   Interim Condensed Statements of Operations and Comprehensive Income (Loss) for the nine months ended September 30, 2014 and 2013 (Unaudited)

3.   Interim Condensed Statements of Stockholder's Equity for the nine months ended September 30, 2014 and 2013 (Unaudited)

4.   Interim Condensed Statements of Cash Flows for the nine months ended September 30, 2014 and 2013
     (Unaudited)

5.   Notes to the Interim Condensed Financial Statements (Unaudited)

The financial statements of MetLife Investors Insurance Company are included in Part B hereof and include:

1.   Independent Auditors' Report

2.   Balance Sheets as of December 31, 2013 and 2012

3.   Statements of Operations for the years ended December 31, 2013, 2012 and 2011

4.   Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011

5.   Statements of Stockholder's Equity for the years ended December 31, 2013, 2012 and 2011

6.   Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011

7.   Notes to the Financial Statements

The unaudited interim condensed financial statements of Exeter Reassurance Company, Ltd. are included in
Part B hereof and include:

1.   Interim Condensed Balance Sheets as of September 30, 2014 (Unaudited) and December 31, 2013

2.   Interim Condensed Statements of Operations and Comprehensive Income (Loss) for the nine months ended September 30, 2014 and 2013 (Unaudited)

3.   Interim Condensed Statements of Stockholder's Equity for the nine months ended September 30, 2014 and 2013 (Unaudited)

4.   Interim Condensed Statements of Cash Flows for the nine months ended September 30, 2014 and 2013
     (Unaudited)

5.   Notes to the Interim Condensed Financial Statements (Unaudited)

The financial statements of Exeter Reassurance Company, Ltd. are included in Part B hereof and include:

1.   Independent Auditors' Report

2.   Balance Sheets as of December 31, 2013 and 2012

3.   Statements of Operations for the years ended December 31, 2013, 2012 and 2011

4.   Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011

5.   Statements of Stockholder's Equity for the years ended December 31, 2013, 2012 and 2011

6.   Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011

7.   Notes to the Financial Statements




b.   Exhibits
     --------


1.   (i)       Certification of Restated Resolutions of the Board of Directors of MetLife Investors USA Insurance
               Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (3)

     (ii)      Resolutions of the Board of Directors of MetLife Investors USA Insurance Company (including
               Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted August 13, 2014) (17)

     (iii)     Resolutions of the Board of Directors of MetLife Investors USA Insurance Company authorizing the acceptance of the Separate Account (adopted September 17, 2014) (17)

2.             Not Applicable.

3.   (i)(a)    Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 24, 2009) (6)

     (i)(b)    Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014) (17)

     (ii)      Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement)
                 (13)

4.   (i)       Individual Flexible Purchase Payment Deferred Variable Annuity Contract (1)

     (ii)      Death Benefit Rider - Principal Protection (1)

     (iii)     Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (1)

     (iv)      Terminal Illness Rider (1)

     (v)       Unisex Annuity Rates Rider (1)

     (vi)      Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company,
               formerly Security First Life Insurance Company) MI - 2023 (2)

     (vii)     Individual Retirement Annuity Endorsement 8023.1 (9/02) (3)

     (viii)    Roth Individual Retirement Annuity Endorsement 9024.1 (9/02) (3)

     (ix)      401(a)/403(a) Plan Endorsement 8025.1 (9/02) (3)

     (x)       Tax Sheltered Annuity Endorsement 8026.1 (9/02) (3)

     (xi)      Simple Individual Retirement Annuity Endorsement 8276 (9/02) (3)

     (xii)     Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (4)

     (xiii)    Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-640-1 (4/08) (EDB II, EDB III, EDB Max
               II, EDB Max III, EDB Max IV, and EDB Max V) (7)

     (xiv)     Form of Contract Schedule for Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-EDB (4/08)
               (EDB II, EDB III, EDB Max II, EDB Max III, EDB Max IV, and EDB Max V) (8)

     (xv)      Guaranteed Minimum Income Benefit Rider -  Living Benefit MLIU-560-4 (GMIB Plus III, GMIB
               Plus IV, GMIB Max II, GMIB Max III, GMIB Max IV, and GMIB Max V) (4/08) (7)

     (xvi)     Form of Contract Schedule for Guaranteed Minimum Income Benefit (GMIB) Rider MLIU-EGMIB
               (4/08) (GMIB Plus III, GMIB Plus IV, GMIB Max II, GMIB Max III, GMIB Max IV, and GMIB Max
               V) (8)

     (xvii)    Form of Spousal Continuation Endorsement MLIU-GMIB (2/10)-E (9)

     (xviii)   Form of Qualified Distribution Program Endorsement MLIU-RMD (7/10)-E (GMIB Plus III, GMIB Plus
               IV, GMIB Max II, GMIB Max III, GMIB Max IV, GMIB Max V, EDB II, EDB III, EDB Max II, EDB
               Max III, EDB Max IV, and EDB Max V) (10)

     (xix)     Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08) (11)

     (xx)      Form of Contract Schedule for the Variable Annuity Contract 8028-6-(9/10) (GMIB Max II/GMIB Max
               III/GMIB Max IV/GMIB Max V/EDB Max II/EDB Max III/EDB Max IV/EDB Max V) (11)

     (xxi)     Form of 401(a)/403(a) Plan Endorsement MLIU-401-3 (5/11) (12)

     (xxii)    Guaranteed Withdrawal Benefit Rider MLIU-690-5 (4/13) (GWB v1) (13)

     (xxiii)   Guaranteed Withdrawal Benefit Payment Enhancement Rider MLIU-NHR (4/13) (GWB v1) (13)

     (xxiv)    Form of Contract Schedule 8028-7 (4/13) (13)

     (xxv)     Form of Contract Schedule for Guaranteed Withdrawal Benefit (GWB) Rider MLIU-GWB (4/13) (GWB
               v1) (13)


          (xxvi)     Non-qualified Annuity Endorsement MLIU-NQ (11/04) - I (17)

          (xxvii)    Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company
                     merged into MetLife Insurance Company USA) 6-E118-14 (17)

          (xxviii)   Guaranteed Lifetime Withdrawal Benefit Rider 5-4-GLWB-1 (02/15) (18)

          (xxix)     Guaranteed Lifetime Withdrawal Benefit Rider (with Death Benefit) 5-4-GLWDB-1 (02/15) (18)

          (xxx)      Form of Contract Schedule Guaranteed Lifetime Withdrawal Benefit Rider (FlexChoice Level)
                     5-4-CGLWB-1 (02/15) (18)

          (xxxi)     Form of Contract Schedule Guaranteed Lifetime Withdrawal Benefit Rider (FlexChoice Expedite)
                     5-4-CGLWB-1 (02/15) (18)

5.        (i)        Form of Variable Annuity Application 8406 (6/11) APPS Nov 2014 (17)

          (ii)       Form of Variable Annuity Application 8406 (6/11) APPSLWG FEB 2015 (filed herewith)

6.        (i)        Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November
                     14, 2014) (17)

          (ii)       Copy of the Bylaws of the Company (17)

7.                   Not Applicable.

8.        (i)(a)     Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife
                     Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity
                     Company (effective 11-01-05) (14)

          (i)(b)     First Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC,
                     MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and
                     Annuity Company (effective 05-01-09) (15)

          (i)(c)     Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers,
                     LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al.
                     (effective 4-30-10) (15)

          (i)(d)     Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014)
                             (17)

          (ii)(a)    Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                     Investors Distribution Company, MetLife Insurance Company of Connecticut (effective 08-31-07) (16)

          (ii)(b)    Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife
                     Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of
                     Connecticut, et al. (effective 04-30-10) (15)

9.                   Opinion of Counsel (filed herewith)

10.                  Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)

11.                  Not Applicable.

12.                  Not Applicable.

13.                  Powers of Attorney for Eric T. Steigerwalt, Elizabeth M. Forget, Gene L. Lunman, Peter M. Carlson and
                     Anant Bhalla (filed herewith)

 (1)                 incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

 (2)                 incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                     Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

 (3)                 incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
                     Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

 (4)                 incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
                     Nos. 333-54464 and 811-03365) filed electronically on September 9, 2005.

 (5)                 incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
                     Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

 (6)                 incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
                     Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) filed electronically on April 8, 2009.


    (7)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.

    (8)   incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos.
          333-176374 and 811-03365) filed electronically on September 19, 2011.

    (9)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to Form N-4 (File
          Nos. 333-54466 and 811-03365) filed electronically on April 22, 2010.

   (10)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
          Nos. 333-152385 and 811-03365) filed electronically on June 11, 2010.

   (11)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File
          Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.

   (12)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
          Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.

   (13)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
          Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.

   (14)   incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective
          Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6,
          2006.

   (15)   incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
          Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.

   (16)   incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities'
          Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.

   (17)   incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos.
          333-200232 and 811-03365) filed electronically on November 17, 2014.

   (18)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
          Nos. 333-200231 and 811-03365) filed electronically on November 25, 2014.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------

Eric T. Steigerwalt                    Director, Chairman of the Board, President and Chief Executive
Gragg Building                         Officer
11225 North Community House Road
Charlotte, NC 28277

Elizabeth M. Forget                    Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gene L. Lunman                         Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Ricardo A. Anzaldua                    Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, NY 10036

Peter M. Carlson                       Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------

Steven J. Goulart                      Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

Robin F. Lenna                         Executive Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Anant Bhalla                           Senior Vice President and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Marlene B. Debel                       Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036

Jason P. Manske                        Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Roberto Baron                          Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Steven J. Brash                        Senior Vice President
277 Park Avenue
46th Floor
New York, NY 10172

Adam M. Hodes                          Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Jean P. Vernor                         Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Stewart M. Ashkenazy                   Vice President, Senior Actuary and Illustration Actuary
1095 Avenue of the Americas
New York, NY 10036

S. Peter Headley                       Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Park, KS 66210

Andrew Kaniuk                          Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807

Christopher A. Kremer                  Vice President and Actuary
One Financial Center
21st Floor
Boston, MA 02111

Lisa S. Kuklinski                      Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036

Enid M. Reichert                       Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807

Ruth Y. Sayasith                       Vice President and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------

Christopher Siudzinski                 Vice President and Actuary
1095 Avenue of the Americas
New York, NY 10036

Wendy Lee Williams                     Vice President and Illustration Actuary
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Marian J. Zeldin                       Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807

Scott E. Andrews                       Vice President
4700 Westown Pkwy.
Suite 200
West Des Moines, IA 50266

Andrew T. Aoyama                       Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Grant Barrans                          Vice President
600 North King Street
Wilmington, DE 19801

Henry W. Blaylock                      Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Timothy J. Brown                       Vice President
501 Route 22
Bridgewater, NJ 08807

Mark J. Davis                          Vice President
501 Route 22
Bridgewater, NJ 08807

Lynn A. Dumais                         Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Kevin G. Finneran                      Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Geoffrey A. Fradkin                    Vice President
501 Route 22
Bridgewater, NJ 08807

Judith A. Gulotta                      Vice President
10 Park Avenue
Morristown, NJ 07962

Jeffrey P. Halperin                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Regynald Heurtelou                     Vice President
334 Madison Avenue
Morristown, NJ 07960

Gregory E. Illson                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------

John J. Iwanicki                       Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Karen A. Johnson                       Vice President
One Financial Center
21st Floor
Boston, MA 02111

Derrick L. Kelson                      Vice President
1200 Abernathy Road
Suite 1400
Atlanta, GA 30328

James W. Koeger                        Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Cynthia A. Mallet Kosakowski           Vice President
One Financial Center
21st Floor
Boston, MA 02111

John P. Kyne, III                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Timothy J. McLinden                    Vice President
277 Park Avenue
46th Floor
New York, NY 10172

James J. Reilly                        Vice President
One Financial Center
21st Floor
Boston, MA 02111

Mark S. Reilly                         Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Thomas J. Schuster                     Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Steven G. Sorrentino                   Vice President
501 Route 22
Bridgewater, NJ 08807

Robert L. Staffier, Jr.                Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Barbara Stroz                          Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Nan D. Tecotzky                        Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Mark H. Wilsmann                       Vice President
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------

Jacob M. Jenkelowitz                   Secretary
1095 Avenue of the Americas
New York, NY 10036


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT



    The Registrant is a separate account of MetLife Insurance Company USA under Delaware insurance law. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF September 30, 2014

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2014. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (DE)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    MetLife Investors Insurance Company (MO)

J.    First MetLife Investors Insurance Company (NY)

K.    Newbury Insurance Company, Limited (DE)

L.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

M.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

                  i) BIDV MetLife Life Insurance Limited Liability Company (Vietnam) - 60% of BIDV MetLife Life Insurance Limited Liability Company is held by MetLife Limited (Hong Kong) and the remainder by third parties

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        e)    GlobalMKT S.A. (Uruguay)

      17.   MetLife Asia Limited (Hong Kong)

      18. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      19. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      20. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, Inc. and the remainder by third parties.

N.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   ML New River Village III, LLC (DE)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      34.   Euro CL Investments, LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC, (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 12.07% is owned by MetLife Investors USA Insurance Company, 15.17% is owned by MetLife Insurance Company of Connecticut and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 16.9% by MetLife Investors USA Insurance Company and 12.071% by MetLife Insurance Company of Connecticut.

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

            a) 425 MKT, LLC (DE) - 52.5% of 425 MKT, LLC is owned by MetLife 425 MKT Member, LLC and 47.5% is owned by a third party. 425 MKT, LLC is the managing member of 425 MKT REIT, LLC.

                 i) 425 MKT REIT, LLC (DE) - 99.9% of 425 MKT REIT, LLC is owned by 425 MKT, LLC and the remaining 0.1% by third parties.

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i) OFC REIT, LLC (DE) - 99.9% of OFC REIT, LLC is owned by OFC Boston, LLC and the remaining 0.1% is owned by third parties.

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MICC.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MICC.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 5.762% by MICC, 5.762% by MLI USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MICC.

      77.   10700 Wilshire, LLC (DE)

      78.   Viridian Miracle Mile, LLC (DE)

      79.   MetLife Canada Solar ULC (Canada)

      80. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 20.2% by MICC, 5.4% by GALIC and 5% by MLI USA.

            a) 555 12th, LLC (DE) - 52.5% of 555 12th, LLC is owned by MetLife 555 12th Member, LLC and the remainder by a third party.

                 i)   555 12 REIT, LLC (DE)

      81.   MetLife OBS Member, LLC (DE)

          a) OBS Boston, LLC (DE) - 52.5% of OBS Boston, LLC is owned by MetLife OBS Member, LLC and the remaining by third parties

                i) OBS REIT, LLC (DE) - 99.98% of OBS REIT, LLC is owned by OBS Boston, LLC and the remaining 0.02% by third parties

                      1)    OBS BOS Services, LLC (DE)

      82.   MetLife 1007 Stewart, LLC (DE)

O.    MetLife Capital Trust IV (DE)

P.    MetLife Insurance Company of Connecticut ("MICC") (CT)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Metropolitan Connecticut Property Ventures, LLC (DE)

      3.    MetLife Canadian Property Ventures LLC (NY)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MICC.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Travelers International Investments Ltd. (Cayman Islands)

      11.   Euro TL Investments LLC (DE)

      12.   Corrigan TLP LLC (DE)

      13.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      14. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MICC and Metropolitan Life Insurance Company.

      15.   MetLife Investors USA Insurance Company ("MLI USA") (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      16.   TLA Holdings II LLC (DE)

      17.   TLA Holdings III LLC (DE)

      18. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MICC and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      19. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MICC, 22.2% by MLIC and 50% by a third party.

Q.    MetLife Reinsurance Company of South Carolina (SC)

R.    MetLife Investment Management, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 87.77% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.54% is owned by MetLife Insurance Company of Korea Limited, 2.67% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company of Connecticut owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC; MCP SoCal Industrial-Redondo, LLC; MCP SoCal Industrial-Springdale, LLC; MCP SoCal Industrial-Concourse, LLC; MCP SoCal Industrial-Kellwood, LLC; MCP SoCal Industrial-Bernado, LLC; MCP SoCal Industrial-Canyon, LLC; MCP SoCal Industrial-Anaheim, LLC; MCP SoCal Industrial-LAX, LLC; MCP SoCal Industrial-Fullerton, LLC; MCP SoCal Industrial-Ontario, LLC; MCP SoCal Industrial-Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 100 Congress, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP Main Street Village, LLC; MCP Lodge At Lakecrest, LLC; MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC and MCP Plaza at Legacy, LLC

S.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

T.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

U.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

V.    MetLife Capital Trust X (DE)

W.    Cova Life Management Company (DE)

X.    MetLife Reinsurance Company of Charleston (SC)

Y.    MetLife Reinsurance Company of Vermont (VT)

Z.    Delaware American Life Insurance Company (DE)

AA.   Federal Flood Certification LLC (TX)

AB.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii) ALICO European Holdings Limited (Ireland)

                       aa) ZAO Master D (Russia)

                           1) Closed Joint Stock Company MetLife Insurance
                              Company (Russia) - 51% of Closed Joint Stock
                              Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   iii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.001% is owned by Natilportem Holdings, Inc.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by International Technical and Advisory Services Limited.

                           1) MetLife Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9836% of MetLife Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                           2) Metropolitan Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) MetLife Slovakia s.r.o. (Slovakia)

                           2) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           a) MetLife Services Sp z.o.o. (Poland)

                           b) MetLife Towarzystwo Funduszy Inwestycyjnych,
                              S.A. (Poland)

                           c) MetLife Powszechne Towarzystwo Emerytalne S.A.
                              (Poland) - 50% of MetLife Powszechne Towarzystwo Emerytalne S.A. is owned by MetLife Towarzystwo Ubezpieczen na Zycie I Reasekuracji S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           a) American Life Insurance Company (CY) Limited
                              (Cyprus)

                       pp) ALICO Bulgaria Zhivotozastrahovat elno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Life Insurance Company S.A. (Greece)

                           a) MetLife Mutual Fund Management Company (Greece) -
                              90% of MetLife Mutual Fund Management Company is owned by MetLife Life Insurance Company
                              S.A. (Greece) and the remaining interests are owned by third parties.

                       rr) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                           a) MetLife Innovation Centre Pte. Ltd. (Singapore)

                       ss) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                       tt) MetLife Bulgaria Services EOOD (Bulgaria)

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 12.296% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      7.    ALICO Management Services Limited (United Kingdom)

      8. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife Ukraine is owned by ALICO 0.0006% is owned by ITAS and the remaining 0.0006% is owned by Borderland Investment Limited.

      9.    Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      10. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      11.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      12. MetLife Colombia Seguros de Vida S.A. (Colombia) - 90.9999942% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 9.0000011% is owned by International Technical and Advisory Services Limited, 0.0000016% is owned by Borderland Investments Limited, 0.0000016% by MetLife International Holdings, Inc. and 0.0000016% by Natiloportem Holdings, Inc..

      13. MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas, SA de CV is owned by ALICO and 0.0002454% is owned by ITAS.

      14. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      15. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      16.   Alpha Properties, Inc. (USA-Delaware)

      17.   Beta Properties, Inc. (USA-Delaware)

      18.   Delta Properties Japan, Inc. (USA-Delaware)

      19.   Epsilon Properties Japan, Inc. (USA-Delaware)

      20.   Iris Properties, Inc. (USA-Delaware)

      21.   Kappa Properties Japan, Inc. (USA-Delaware)

AC.   MetLife Global Benefits, Ltd. (Cayman Islands)

AD. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AE.   MetLife Consumer Services, Inc. (DE)

AF.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of December 31, 2014, there were 404,949 owners of qualified contracts and 180,829 owners of non-qualified contracts offered by the Registrant (MetLife Investors USA Separate Account A).

ITEM 28. INDEMNIFICATION


    As described in their respective governing documents, MetLife, Inc.(the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter")) and the Depositor, each of which is incorporated in the state of Delaware, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a director, officer, or agent of the respective company, under certain circumstances, against liabilities and expenses incurred by such person (except, with respect to the Depositor, as described below regarding MetLife Employees).


    As described in its governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.


    MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.


    MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):



Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One

First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
New England Life Retirement Investment Account
New England Variable Annuity Fund I
New England Variable Annuity Separate Account
New England Variable Life Separate Account
Separate Account No. 13S


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.



NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------    --------------------------------------

Elizabeth M. Forget                    Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Paul A. LaPiana                        Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gerard J. Nigro                        Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Lance Carlson                          President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Kieran R. Mullins                      Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Barbara A. Dare                        Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------    --------------------------------------

Donald Leintz                          Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John P. Kyne, III                      Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John G. Martinez                       Vice President and Chief Financial Officer
18210 Crane Nest Drive
Tampa, FL 33647

Tyla L. Reynolds                       Vice President and Secretary
600 North King Street
Wilmington, DE 19801

Marlene B. Debel                       Treasurer
1095 Avenue of the Americas
New York, NY 10036


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                   (1)                            (2)               (3)             (4)            (5)
                                            NET UNDERWRITING
                                             DISCOUNTS AND      COMPENSATION     BROKERAGE        OTHER
NAME OF PRINCIPAL UNDERWRITER                 COMMISSIONS      ON REDEMPTION    COMMISSIONS    COMPENSATION
-----------------------------------------  -----------------  ---------------  -------------  -------------

 MetLife Investors Distribution Company      $456,083,088          $0              $0             $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036


    (e) MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277


    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


    (g) MetLife, One Financial Center, Boston, MA 02111


    (h) MetLife, 200 Park Avenue, New York, NY 10166


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    MetLife Insurance Company USA ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and the state of North Carolina, on the 13th day of February, 2015.



   METLIFE INVESTORS USA SEPARATE ACCOUNT A
   (Registrant)

   By:   METLIFE INSURANCE COMPANY USA

   By:   /s/ Elizabeth M. Forget
         ----------------------------------------
         Elizabeth M. Forget
         Senior Vice President

   By:   METLIFE INSURANCE COMPANY USA
          (Depositor)

   By:   /s/ Elizabeth M. Forget
         ----------------------------------------
         Elizabeth M. Forget
         Senior Vice President

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on February 13, 2015.



/s/ Eric T. Steigerwalt*           Director, Chairman of the Board, President and Chief
--------------------------------   Executive Officer
Eric T. Steigerwalt

/s/ Elizabeth M. Forget*           Director and Senior Vice President
--------------------------------
Elizabeth M. Forget

/s/ Gene L. Lunman*                Director and Senior Vice President
--------------------------------
Gene L. Lunman

/s/ Peter M. Carlson*              Executive Vice President and Chief Accounting Officer
--------------------------------
Peter M. Carlson

/s/ Anant Bhalla*                  Senior Vice President and Chief Financial Officer
--------------------------------
Anant Bhalla


*By:   /s/ Michele H. Abate
       ----------------------------------------
       Michele H. Abate, Attorney-In-Fact
       February 13, 2015

*MetLife Insurance Company USA. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS


5(ii)  Form of Variable Annuity Application

9      Opinion of Counsel

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13     Powers of Attorney